UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal St.

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2017

Date of reporting period: August 31, 2016

Item 1.    Schedule of Investments

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)  In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the period ended February 29, 2016.

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.4%

Consumer Discretionary — 10.1%
Abercrombie & Fitch, Cl A	22,900	$ 406
Amazon.com *	33,205	25,540
American Eagle Outfitters (A)	99,000	1,835
Autoliv (A)	8,500	903
Bed Bath & Beyond	49,149	2,279
Best Buy	93,283	3,590
Big Lots (A)	40,239	1,984
Carnival, Cl A	22,674	1,084
Carter’s	1,853	176
Charter Communications, Cl A *	1,765	454
Chipotle Mexican Grill, Cl A *(A)	8,790	3,637
Comcast, Cl A	110,901	7,237
Cooper Tire & Rubber	58,470	1,987
Dana Holdings	7,692	111
Darden Restaurants	8,211	506
Dick’s Sporting Goods	1,917	112
Dillard’s, Cl A	15,300	922
DR Horton	39,034	1,252
Foot Locker	22,600	1,484
Ford Motor	283,200	3,568
GameStop, Cl A (A)	28,800	818
Gannett	19,350	231
General Motors	298,180	9,518
Goodyear Tire & Rubber	234,683	6,888
Harley-Davidson (A)	46,800	2,467
Home Depot	39,270	5,267
Hyatt Hotels, Cl A *(A)	3,579	191
International Game Technology	24,115	551
Interpublic Group	28,031	649
John Wiley & Sons, Cl A	3,663	213
Johnson Controls	91,750	4,026
KB Home (A)	103,400	1,623
Kohl’s	54,900	2,436
L Brands	125,560	9,569
Las Vegas Sands	27,526	1,382
Lear	75,299	8,756
Liberty Global *	176,701	5,448
Liberty Global, Cl A *	45,947	1,454
Liberty Interactive QVC Group, Cl A *	623,373	13,172
Lowe’s	17,869	1,368
Macy’s	37,500	1,357
Magna International, Cl A (A)	97,620	3,934
Michael Kors Holdings *	114,558	5,608
Murphy USA *	6,800	497
Newell Brands	99,610	5,287
NIKE, Cl B	2,728	157
NVR *	242	408
Priceline Group *	265	375
Starbucks	220,324	12,389
Starwood Hotels & Resorts Worldwide	2,483	192
Target	43,426	3,048

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TEGNA	55,900	$ 1,133
Time Warner	3,779	296
Toll Brothers *	16,403	510
TripAdvisor *	286,460	17,474
Tupperware Brands	1,490	98
Twenty-First Century Fox, Cl A	227,390	5,580
Under Armour, Cl A *(A)	79,414	3,147
Under Armour, Cl C *	124,259	4,430
Urban Outfitters *	26,885	964
Viacom, Cl B	58,500	2,360
Whirlpool	18,562	3,316
Wyndham Worldwide	29,700	2,103
Yum! Brands	885	80

		209,837

Consumer Staples — 8.4%
Altria Group	23,425	1,548
Anheuser-Busch InBev ADR	10,444	1,296
Archer-Daniels-Midland	119,287	5,220
Bunge	66,720	4,263
Coca-Cola	48,929	2,125
ConAgra Foods	10,803	503
Constellation Brands, Cl A	7,120	1,168
Costco Wholesale	98,749	16,006
Dean Foods (A)	234,069	4,028
Dr. Pepper Snapple Group	49,447	4,633
Estee Lauder, Cl A	116,873	10,428
General Mills	5,652	400
Herbalife *(A)	11,832	719
Ingredion	40,514	5,549
Kellogg	49,480	4,068
Kimberly-Clark	13,737	1,759
Kraft Heinz	84,546	7,566
Kroger	32,300	1,034
Mead Johnson Nutrition, Cl A	176,064	14,978
Molson Coors Brewing, Cl B	71,062	7,271
Mondelez International, Cl A	14,010	631
Nu Skin Enterprises, Cl A	37,536	2,173
PepsiCo	87,888	9,382
Philip Morris International	165,715	16,560
Pilgrim’s Pride *(A)	83,045	1,917
Procter & Gamble	75,285	6,573
Reynolds American	12,138	602
Rite Aid *	15,556	117
Sanderson Farms (A)	31,484	3,030
SUPERVALU *	120,100	658
Sysco	106,982	5,548
Tyson Foods, Cl A	160,654	12,140
Walgreens Boots Alliance	156,390	12,622
Wal-Mart Stores	120,031	8,575

		175,090

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Energy — 6.4%
Anadarko Petroleum	3,073	$ 164
Antero Resources *	42,048	1,075
Cabot Oil & Gas	160,910	3,963
Canadian Natural Resources	53,250	1,653
Chevron	137,511	13,831
Cimarex Energy	56,213	7,430
ConocoPhillips	49,456	2,030
Diamond Offshore Drilling *(A)	4,421	82
Dril-Quip *	24,572	1,365
Ensco, Cl A	445,903	3,384
EOG Resources	59,031	5,224
Exxon Mobil	275,536	24,010
FMC Technologies *	91,141	2,570
Halliburton	197,969	8,515
Helmerich & Payne (A)	73,227	4,427
HollyFrontier	21,700	562
Kinder Morgan	4,270	93
Marathon Oil	6,181	93
Marathon Petroleum	134,529	5,719
Murphy Oil (A)	33,400	893
Nabors Industries	223,811	2,225
National Oilwell Varco	67,751	2,272
Noble	128,947	743
Oceaneering International	211,222	5,602
Patterson-UTI Energy	165,280	3,221
Phillips 66	45,600	3,577
Pioneer Natural Resources	2,322	416
QEP Resources *	10,676	204
Rowan, Cl A *	235,562	2,935
Southwestern Energy *	42,937	597
Tesoro	132,879	10,022
Transocean *(A)	89,852	872
Tsakos Energy Navigation (A)	126,600	625
Valero Energy	229,509	12,703
World Fuel Services	2,532	113

		133,210

Financials — 12.8%
Aflac	51,548	3,824
Allstate	143,900	9,923
Ally Financial	194,740	3,903
American Financial Group	21,723	1,632
American International Group	272,656	16,313
American National Insurance	1,042	122
Ameriprise Financial	28,914	2,923
Annaly Capital Management ‡	280,700	3,006
Aspen Insurance Holdings	7,835	360
Assurant	25,400	2,274
Assured Guaranty	86,423	2,400
Axis Capital Holdings	34,030	1,935
Bank of America	1,294,688	20,896

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of Montreal	30,125	$ 1,997
BB&T	53,900	2,075
Berkshire Hathaway, Cl B *	24,783	3,730
Capital One Financial	39,789	2,849
CIT Group	26,600	981
Citigroup	444,991	21,244
Citizens Financial Group	44,513	1,103
CNA Financial	37,100	1,236
Discover Financial Services	91,500	5,490
Endurance Specialty Holdings	37,205	2,450
Everest Re Group	36,848	7,126
Fifth Third Bancorp	181,100	3,651
Genworth Financial, Cl A *	322,357	1,525
Goldman Sachs Group	9,300	1,576
Hartford Financial Services Group	78,840	3,238
Huntington Bancshares	173,300	1,735
Intercontinental Exchange	39,887	11,249
Invesco	7,897	246
JPMorgan Chase	545,471	36,820
KeyCorp	311,700	3,915
Legg Mason	27,700	958
Lincoln National	93,187	4,476
MetLife	69,689	3,024
MGIC Investment *	206,400	1,670
Morgan Stanley	86,901	2,786
MSCI, Cl A	1,211	109
Navient	69,800	1,004
Old Republic International	22,093	425
PNC Financial Services Group	66,383	5,981
Popular	12,961	509
Progressive	12,766	416
Prudential Financial	89,245	7,084
Radian Group	62,800	861
Regions Financial	572,827	5,711
Reinsurance Group of America, Cl A	5,440	584
S&P Global	4,023	497
Starwood Property Trust ‡	64,800	1,484
State Street	20,300	1,426
SunTrust Banks	259,161	11,421
Synchrony Financial	5,630	156
Travelers	101,522	12,052
Unum Group	153,141	5,453
Validus Holdings	41,149	2,090
Voya Financial	261,667	7,651
Wells Fargo	89,129	4,528

		266,103

Health Care — 14.0%
Abbott Laboratories	6,722	283
AbbVie	35,200	2,256
Aetna	24,934	2,920
Alexion Pharmaceuticals *	123,300	15,518

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allergan *	86,858	$ 20,372
AmerisourceBergen	4,170	363
Amgen	62,389	10,610
Anthem	38,593	4,827
Baxter International	33,602	1,570
Biogen *	43,849	13,401
Bristol-Myers Squibb	52,680	3,023
Bruker	50,991	1,140
C.R. Bard	2,465	544
Cardinal Health	41,400	3,298
Celgene *	193,826	20,689
Cigna	20,885	2,679
Danaher	148,936	12,125
DaVita HealthCare Partners *	104,640	6,763
Dentsply Sirona	113,440	6,972
DexCom *	70,833	6,452
Edwards Lifesciences *	1,580	182
Express Scripts Holding *	22,611	1,644
Gilead Sciences	121,905	9,555
HCA Holdings *	101,340	7,656
Hologic *	25,434	977
Humana	2,643	472
IMS Health Holdings *	79,741	2,378
Intuitive Surgical *	15,379	10,557
Johnson & Johnson	313,389	37,400
McKesson	4,477	827
Medivation *	2,147	173
Merck	201,100	12,627
Novo Nordisk ADR	133,287	6,227
Pfizer	867,823	30,200
Quest Diagnostics	49,063	4,063
Quintiles Transnational Holdings *	61,690	4,769
Shire ADR	38,268	7,163
St. Jude Medical	5,596	436
Teva Pharmaceutical Industries ADR	118,370	5,965
United Therapeutics *	61,724	7,548
UnitedHealth Group	9,563	1,301
WellCare Health Plans *	17,967	2,025

		289,950

Industrials — 7.7%
3M	9,098	1,631
AGCO	44,200	2,145
American Airlines Group	59,900	2,174
Boeing	51,230	6,632
BWX Technologies	37,107	1,440
Canadian Pacific Railway	26,634	4,078
Carlisle	2,561	269
Chicago Bridge & Iron	40,300	1,200
CSX	46,623	1,318
Cummins	33,578	4,218
Delta Air Lines	197,009	7,240

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FedEx	37,015	$ 6,105
Fluor	43,200	2,242
Fortive	156,290	8,232
General Dynamics	24,495	3,729
General Electric	59,075	1,845
Hawaiian Holdings *	75,049	3,526
HD Supply Holdings *	2,579	93
Huntington Ingalls Industries	56,163	9,277
JB Hunt Transport Services	37,300	2,961
Kansas City Southern	55,180	5,337
L-3 Communications Holdings, Cl 3	1,606	239
Manpowergroup	1,213	87
Masco	7,158	254
Moog, Cl A *	18,200	1,074
Nielsen Holdings	143,740	7,658
Norfolk Southern	26,997	2,535
Northrop Grumman	37,757	8,007
Owens Corning	103,461	5,682
Pitney Bowes	89,702	1,683
Quanta Services *	176,906	4,552
Raytheon	11,512	1,613
Republic Services, Cl A	30,047	1,518
Rockwell Collins	44,250	3,703
Roper Technologies	18,269	3,244
RR Donnelley & Sons	89,392	1,528
Southwest Airlines	172,386	6,358
Spirit AeroSystems Holdings, Cl A *	135,430	6,205
SPX *	446	8
SPX FLOW *	306	9
Timken	70,585	2,391
Trinity Industries	55,800	1,363
Union Pacific	74,673	7,134
United Continental Holdings *	195,629	9,862
United Technologies	1,730	184
Vectrus *	900	30
Wabtec	89,830	6,882
Waste Management	18,568	1,187

		160,682

Information Technology — 25.0%
Adobe Systems *	162,163	16,591
Akamai Technologies *	130,232	7,150
Alibaba Group Holding ADR *	43,730	4,250
Alphabet, Cl A *	26,275	20,753
Alphabet, Cl C *	27,051	20,749
Amdocs	33,021	1,985
Amphenol, Cl A	165,160	10,291
Analog Devices	88,230	5,520
Ansys *	61,341	5,833
Apple	64,442	6,837
Applied Materials	360,429	10,755
Arrow Electronics *	26,836	1,767

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aspen Technology *	25,091	$ 1,140
Avnet	69,716	2,906
Brocade Communications Systems	401,487	3,605
CA	134,684	4,567
Cadence Design Systems *	10,659	271
Cisco Systems	375,570	11,808
Citrix Systems *	57,822	5,042
Cognizant Technology Solutions, Cl A *	142,567	8,189
Convergys	60,800	1,814
CoreLogic *	10,044	412
Corning	202,000	4,583
DST Systems	4,407	536
eBay *	640,889	20,611
Electronic Arts *	163,951	13,318
EMC	176,245	5,109
Facebook, Cl A *	296,711	37,421
First Solar *	8,690	329
FleetCor Technologies *	49,826	8,181
Flextronics International *	150,000	1,986
Genpact *	290,245	6,867
Hewlett Packard Enterprise	107,300	2,305
HP	282,600	4,061
IAC *	6,011	353
Ingram Micro, Cl A *	46,804	1,636
Intel	562,575	20,191
International Business Machines	32,854	5,220
Intuit	73,565	8,199
Jabil Circuit	18,278	387
Juniper Networks	86,400	1,994
Lam Research (A)	24,900	2,324
Leidos Holdings	850	34
LinkedIn, Cl A *	1,887	364
Marvell Technology Group	32,993	409
MasterCard, Cl A	192,738	18,624
Micron Technology *	60,285	994
Microsoft	633,567	36,405
NCR *	56,200	1,903
NetSuite *	81,827	8,911
Nuance Communications *	74,847	1,091
NXP Semiconductor *	178,977	15,753
ON Semiconductor *	40,527	438
Oracle	32,652	1,346
PayPal Holdings *	610,326	22,674
Qualcomm	315,548	19,901
Rackspace Hosting *	45,210	1,422
salesforce.com *	128,234	10,184
Seagate Technology (A)	55,700	1,879
Symantec	677,579	16,350
Tableau Software, Cl A *	8,749	508
Take-Two Interactive Software *	99,167	4,311
Tech Data *	18,100	1,344
Teradata *	13,365	424

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teradyne	48,000	$ 1,011
Texas Instruments	9,206	640
VeriFone Holdings *	9,639	192
VeriSign *(A)	60,936	4,537
Visa, Cl A	462,487	37,415
Vishay Intertechnology	112,000	1,586
VMware, Cl A *(A)	3,477	255
Western Digital	31,600	1,475
Western Union	81,100	1,745
Xerox	743,823	7,327
Zynga, Cl A *	174,293	476

		519,774

Materials — 3.0%
Air Products & Chemicals	21,610	3,363
Cabot	39,099	1,949
Celanese, Cl A	56,020	3,609
CF Industries Holdings	41,500	1,079
Crown Holdings *	19,551	1,060
Domtar	67,974	2,537
Dow Chemical	11,739	630
E.I. du Pont de Nemours	13,418	934
Eastman Chemical	34,300	2,329
Ecolab	86,872	10,690
Freeport-McMoRan, Cl B *	27,552	283
Graphic Packaging Holding	25,546	367
Huntsman	180,335	3,118
LyondellBasell Industries, Cl A	119,187	9,403
Monsanto	5,873	625
Mosaic	49,600	1,491
Newmont Mining	6,727	257
Owens-Illinois *	56,900	1,020
Packaging Corp of America	53,300	4,191
Reliance Steel & Aluminum	72,723	5,242
Sherwin-Williams	13,850	3,929
Steel Dynamics	135,053	3,325
Trinseo	6,146	356
United States Steel (A)	3,814	74
Westlake Chemical	26,091	1,352

		63,213

Real Estate — 3.4%
American Campus Communities ‡	45,116	2,261
American Tower, Cl A ‡	72,644	8,236
Apartment Investment & Management, Cl A ‡	30,183	1,364
Brandywine Realty Trust ‡	56,000	903
Brixmor Property Group ‡	21,000	600
CBL & Associates Properties ‡	170,315	2,430
CBRE Group, Cl A *	7,400	221
Columbia Property Trust ‡	31,613	745
Crown Castle International ‡	188,392	17,854
CyrusOne ‡	24,902	1,266

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DDR ‡	7,076	$ 134
DuPont Fabros Technology ‡	28,314	1,201
Equinix ‡	19,494	7,187
Equity Residential ‡	24,749	1,606
Gaming and Leisure Properties ‡	11,613	397
Hospitality Properties Trust ‡	91,577	2,792
Host Hotels & Resorts ‡	159,370	2,840
Hudson Pacific Properties ‡	52,065	1,743
Lexington Realty Trust ‡	223,000	2,406
Mack-Cali Realty ‡	57,859	1,606
NorthStar Realty Finance ‡	6,078	81
Omega Healthcare Investors ‡(A)	59,908	2,169
Outfront Media ‡	33,580	750
Post Properties ‡	662	44
Public Storage ‡	4,641	1,039
Retail Properties of America, Cl A ‡	22,239	378
Senior Housing Properties Trust ‡	71,297	1,593
Simon Property Group ‡	7,399	1,594
SL Green Realty ‡	7,912	931
Taubman Centers ‡	14,175	1,101
VEREIT ‡	271,900	2,841

		70,313

Telecommunication Services — 2.4%
AT&T	417,099	17,051
CenturyLink	7,868	219
Level 3 Communications *	128,469	6,376
SBA Communications, Cl A *	70,488	8,046
Verizon Communications	348,231	18,223

		49,915

Utilities — 3.2%
AES	514,568	6,211
Ameren	37,387	1,848
American Electric Power	149,233	9,636
Centerpoint Energy	30,748	691
Consolidated Edison	27,942	2,103
Edison International	96,524	7,019
Entergy	147,726	11,552
Exelon	119,675	4,069
FirstEnergy	193,048	6,318
Great Plains Energy	29,442	800
NiSource	7,640	183
NRG Energy	53,755	651
PG&E	22,808	1,413
Pinnacle West Capital	16,800	1,261
Public Service Enterprise Group	278,312	11,900

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SCANA	14,218	$ 1,004

		66,659

Total Common Stock (Cost $1,590,422) ($ Thousands)		2,004,746

AFFILIATED PARTNERSHIP — 1.9%
SEI Liquidity Fund, L.P.
0.410% **†(B)	38,902,508	38,903

Total Affiliated Partnership (Cost $38,903) ($ Thousands)		38,903

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.239%, 10/20/2016 (C)(D)	$ 1,935	1,934

Total U.S. Treasury Obligation (Cost $1,934) ($ Thousands)		1,934

	Shares

CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **†	91,729,605	91,730

Total Cash Equivalent

(Cost $91,730) ($ Thousands)		91,730

Total Investments — 102.8% (Cost $1,722,989) ($ Thousands) @		$ 2,137,313

A list of the open futures contracts held by the Fund at August 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	144	Sep-2016	$565
S&P Mid Cap 400 Index E-MINI	10	Sep-2016	74

			$639

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,079,818 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Fund (Concluded)

(A)	This security or a partial position of this security is on loan at August 31, 2016. The total market value of securities on loan at August 31, 2016 was $37,639 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2016 was $38,903 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

@ At August 31, 2016, the tax basis cost of the Fund’s investments was $1,722,989 ($ Thousands), and the unrealized appreciation and depreciation were $448,476 ($ Thousands) and $(34,152) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$2,004,746	$–	$–	$2,004,746
Affiliated Partnership	–	38,903	–	38,903
U.S. Treasury Obligation	–	1,934	–	1,934
Cash Equivalent	91,730	–	–	91,730

Total Investments in Securities	$2,096,476	$40,837	$–	$2,137,313

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *

Unrealized Appreciation	$639	$—	$—	$639

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2016 ($ Thousands):

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	8/31/2016	Dividend Income

SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 62,127	$ 4,208	$ (66,335)	$ —	$ 113
SEI Daily Income Trust, Government Fund, Class A	—	222,039	(130,309)	91,730	1
SEI Liquidity Fund, L.P.	40,532	117,231	(118,860)	38,903	31

Totals	$ 102,659	$ 343,478	$ (315,504)	$ 130,633	$ 145

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Diversified Alpha Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.2%

Consumer Discretionary — 12.2%
Amazon.com *	63	$ 48
Bed Bath & Beyond	793	37
Best Buy	5,223	201
Carnival, Cl A	1,369	65
Charter Communications, Cl A *	308	79
Comcast, Cl A	418	27
Darden Restaurants	502	31
Delphi Automotive	832	59
Dillard’s, Cl A	1,934	116
Dollar General	4,542	333
Ford Motor	11,954	151
General Motors	14,265	455
Goodyear Tire & Rubber	9,574	281
Home Depot	428	57
Hyatt Hotels, Cl A *	533	29
Interpublic Group	2,922	68
John Wiley & Sons, Cl A	1,884	110
Kohl’s	4,629	205
L Brands	7,528	574
Liberty Global *	11,165	344
Liberty Global, Cl A *	5,151	163
Liberty Interactive QVC Group, Cl A *	32,599	689
Lowe’s	2,506	192
Macy’s	6,486	235
Magna International, Cl A	4,731	191
Marriott International, Cl A	749	53
Michael Kors Holdings *	5,476	268
NIKE, Cl B	1,107	64
Norwegian Cruise Line Holdings *	1,092	39
Omnicom Group	5,049	435
PVH	266	29
Scripps Networks Interactive, Cl A	1,038	66
Signet Jewelers	1,003	82
Staples	10,389	89
Starwood Hotels & Resorts Worldwide	410	32
Target	682	48
TJX	372	29
Toyota Motor ADR	2,236	270
TripAdvisor *	6,775	413
Whirlpool	175	31

		6,688

Consumer Staples — 9.2%
Altria Group	1,344	89
Bunge	853	54
Campbell Soup	4,526	275
Clorox	2,275	298
CVS Health	5,061	473
Dr. Pepper Snapple Group	2,248	211
General Mills	2,518	178
Hershey	600	60

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JM Smucker	2,484	$ 352
Kimberly-Clark	2,423	310
Kroger	12,303	394
Molson Coors Brewing, Cl B	1,015	104
PepsiCo	3,634	388
Philip Morris International	3,173	317
Procter & Gamble	5,086	444
Reynolds American	4,099	203
Sysco	1,749	91
Tyson Foods, Cl A	1,573	119
Walgreens Boots Alliance	5,668	457
Wal-Mart Stores	2,855	204

		5,021

Energy — 5.7%
Anadarko Petroleum	2,519	135
Antero Resources *	2,135	55
Apache	2,583	128
BP PLC ADR	15,083	511
Canadian Natural Resources	8,380	260
Chevron	1,027	103
ConocoPhillips	1,996	82
Devon Energy	9,832	426
Exxon Mobil	2,244	196
Helmerich & Payne	634	38
Marathon Petroleum	1,982	84
Occidental Petroleum	7,105	546
Oceaneering International	986	26
Royal Dutch Shell ADR, Cl A	6,348	311
Southwestern Energy *	2,153	30
Tesoro	1,350	102
Valero Energy	1,793	99

		3,132

Financials — 11.8%
Aflac	4,543	337
Allstate	3,207	221
American Financial Group	379	28
Aspen Insurance Holdings	2,046	94
Bank of America	38,913	628
Berkshire Hathaway, Cl B *	943	142
Blackstone Group (A)	7,776	213
Citigroup	14,356	685
Cullen/Frost Bankers	1,456	106
Discover Financial Services	448	27
Hartford Financial Services Group	572	23
Intercontinental Exchange	1,884	531
JPMorgan Chase	8,136	549
KKR, Cl Miscellaneous (A)	28,606	429
Marsh & McLennan	4,575	309
MetLife	2,529	110
Morgan Stanley	5,394	173

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Diversified Alpha Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MSCI, Cl A	1,373	$ 124
PNC Financial Services Group	1,038	94
Popular	3,464	136
Principal Financial Group	1,580	78
Prudential Financial	1,155	92
S&P Global	216	27
Santander Consumer USA Holdings *	14,657	184
State Street	8,056	566
Synchrony Financial	3,240	90
T. Rowe Price Group	1,118	78
Two Harbors Investment ‡	3,902	35
Validus Holdings	975	49
Wells Fargo	4,509	229
XL Group	2,908	100

		6,487

Health Care — 14.9%
Abbott Laboratories	4,260	179
AbbVie	3,643	234
Allergan *	3,000	704
AmerisourceBergen	3,816	332
Amgen	1,953	332
Baxter International	10,490	490
Becton Dickinson	2,674	474
Biogen *	2,812	859
C.R. Bard	122	27
Celgene *	7,062	754
Cigna	1,466	188
Dentsply Sirona	5,680	349
Edwards Lifesciences *	364	42
Gilead Sciences	6,877	539
HCA Holdings *	1,269	96
Horizon Pharma *	7,505	141
Humana	388	69
IMS Health Holdings *	984	29
Jazz Pharmaceuticals *	193	24
Johnson & Johnson	5,814	694
Mallinckrodt *	1,283	96
Merck	2,587	162
Mylan *	2,586	110
Novo Nordisk ADR	8,246	385
Pfizer	3,079	107
Quintiles Transnational Holdings *	2,719	210
United Therapeutics *	207	25
UnitedHealth Group	3,397	462
WellCare Health Plans *	222	25

		8,138

Industrials — 10.0%
3M	3,381	606
AECOM Technology *	3,587	110
AerCap Holdings *	3,893	155

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Airlines Group	6,310	$ 229
B/E Aerospace	576	29
Caterpillar	1,541	126
Chicago Bridge & Iron	2,976	89
CSX	948	27
Cummins	1,071	134
Delta Air Lines	10,638	391
Dover	437	32
Eaton	4,368	291
General Electric	800	25
Huntington Ingalls Industries	452	75
Illinois Tool Works	3,506	417
Manpowergroup	2,483	177
Nielsen Holdings	9,423	502
Norfolk Southern	602	56
Northrop Grumman	1,204	255
Owens Corning	3,928	216
Pitney Bowes	1,586	30
Quanta Services *	1,208	31
Raytheon	798	112
Southwest Airlines	2,545	94
Spirit AeroSystems Holdings, Cl A *	4,538	208
Stanley Black & Decker	911	113
Terex	5,269	128
United Continental Holdings *	2,089	105
Waste Management	1,327	85
WW Grainger	2,787	643

		5,491

Information Technology — 22.4%
Adobe Systems *	1,604	164
Alphabet, Cl A *	1,204	951
Alphabet, Cl C *	510	391
Amdocs	2,258	136
Apple	2,975	316
Applied Materials	8,397	251
Arrow Electronics *	396	26
Automatic Data Processing	2,111	190
CA	4,127	140
Cisco Systems	12,409	390
Cognizant Technology Solutions, Cl A *	2,184	125
Computer Sciences	828	39
eBay *	25,425	818
Electronic Arts *	7,255	589
EMC	8,968	260
Facebook, Cl A *	5,081	641
First Solar *	1,036	39
Genpact *	3,703	88
Hewlett Packard Enterprise	2,220	48
HP	12,664	182
Ingram Micro, Cl A *	2,384	83
Intel	10,515	377

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Diversified Alpha Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Business Machines	1,551	$ 246
Intuit	3,141	350
Jabil Circuit	2,881	61
Juniper Networks	3,939	91
MasterCard, Cl A	4,999	483
Microchip Technology	4,461	276
Micron Technology *	24,441	403
Microsoft	18,212	1,046
Motorola Solutions	2,338	180
ON Semiconductor *	2,599	28
Oracle	2,001	83
PayPal Holdings *	18,728	696
Qualcomm	14,352	905
Rackspace Hosting *	1,279	40
Teradata *	2,008	64
Texas Instruments	1,858	129
Visa, Cl A	9,773	791
Xerox	12,865	127

		12,243

Materials — 1.8%
Cabot	3,555	177
Dow Chemical	3,244	174
Eastman Chemical	2,768	188
Huntsman	4,463	77
Louisiana-Pacific *	4,022	78
LyondellBasell Industries, Cl A	631	50
Newmont Mining	854	33
Reliance Steel & Aluminum	1,927	139
Sealed Air	1,075	51

		967

Real Estate — 3.0%
American Tower, Cl A ‡	909	103
CBRE Group, Cl A *	3,442	103
Columbia Property Trust ‡	2,955	70
Crown Castle International ‡	9,305	882
Equinix ‡	965	356
Host Hotels & Resorts ‡	2,378	42
NorthStar Realty Finance ‡	3,793	51
Retail Properties of America, Cl A ‡	1,609	27

		1,634

Telecommunication Services — 0.7%
China Mobile ADR	2,924	178
Verizon Communications	4,091	214

		392

Utilities — 2.5%
Calpine *	3,099	39
CMS Energy	6,171	259
Consolidated Edison	3,462	260

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Entergy	1,046	$ 82
Exelon	3,199	109
NiSource	3,539	85
PG&E	2,299	142
Pinnacle West Capital	3,979	298
Public Service Enterprise Group	1,893	81

		1,355

Total Common Stock (Cost $44,436) ($ Thousands)		51,548

CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **†	2,717,343	2,717

Total Cash Equivalent
(Cost $2,717) ($ Thousands)		2,717

Total Investments — 99.2% (Cost $47,153) ($ Thousands) @		$ 54,265

Percentages are based on a Net Assets of $54,719 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security is a Master Limited Partnership. At August 31, 2016, such securities amounted to $642 ($ Thousands), or 1.17% of Net Assets (See Note 2).

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $47,153 ($ Thousands), and the unrealized appreciation and depreciation were $7,777 ($ Thousands) and $(665) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$51,548	$–	$–	$51,548
Cash Equivalent	2,717	–	–	2,717

Total Investments in Securities	$54,265	$–	$–	$54,265

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Diversified Alpha Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended August 31, 2016 ($ Thousands):

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Value 8/31/2016	Dividend Income

SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 3,568	$ 185	$ (3,753)	$ —	$ —
SEI Daily Income Trust, Government Fund, Class A	—	8,759	(6,042)	2,717	1

Totals	$ 3,568	$ 8,944	$ (9,795)	$ 2,717	$ 1

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.3%

Consumer Discretionary — 10.8%
Advance Auto Parts	37,916	$ 5,967
Amazon.com *	45,562	35,044
AMC Networks, Cl A *	24,325	1,322
AutoNation *	4,200	199
AutoZone *	26,177	19,418
Bed Bath & Beyond	29,800	1,382
Best Buy	13,300	512
Bloomin’ Brands	73,985	1,446
BorgWarner	5,600	193
Brunswick	104,062	4,786
Burlington Stores *	10,900	885
Carmax *(A)	54,170	3,193
Carnival, Cl A	1,600	77
Carter’s	12,500	1,191
CBS, Cl B	33,100	1,689
Chico’s FAS	126,970	1,610
Chipotle Mexican Grill, Cl A *	100	41
Coach	64,000	2,443
Comcast, Cl A	835,353	54,515
Cooper-Standard Holding *	11,000	1,090
Darden Restaurants	1,600	99
Deckers Outdoor *	37,200	2,431
Delphi Automotive	242,000	17,100
Discovery Communications, Cl A *	600	15
Discovery Communications, Cl C *	101,432	2,518
Dollar General	51,600	3,788
Dollar Tree *	13,000	1,075
DR Horton	238,600	7,650
Expedia	2,200	240
Express *	136,800	1,618
Extended Stay America	22,700	321
Foot Locker	30,600	2,009
Ford Motor	56,100	707
Fox Factory Holding *	83,665	1,737
Gap	900	22
Garmin	400	20
General Motors	291,600	9,308
Gentherm *	21,460	707
Genuine Parts	15,297	1,573
Goodyear Tire & Rubber	20,000	587
H&R Block	1,200	26
Hanesbrands	8,200	218
Harley-Davidson	800	42
Harman International Industries	300	25
Hasbro	15,600	1,275
Home Depot	227,341	30,491
Interpublic Group	382,884	8,860
J.C. Penney *(A)	327,990	3,093
Johnson Controls (A)	20,119	883
Kohl’s	800	36
L Brands	12,500	953

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lear	3,000	$ 349
Leggett & Platt	14,300	750
Lennar, Cl A	15,600	738
Liberty Interactive, Cl A *	185,657	3,923
Lowe’s	139,930	10,713
Macy’s	178,368	6,453
Madison Square Garden, Cl A *	64,298	11,615
Marriott International, Cl A (A)	3,300	235
Mattel	66,800	2,213
McDonald’s	259,376	29,999
Michael Kors Holdings *	103,614	5,072
Modine Manufacturing *	111,628	1,195
Mohawk Industries *	2,400	511
Murphy USA *	3,900	285
NetFlix *	14,200	1,384
Newell Brands	24,300	1,290
News, Cl A	2,100	30
NIKE, Cl B	29,300	1,689
Nordstrom (A)	500	25
Norwegian Cruise Line Holdings *	35,205	1,264
Omnicom Group	81,493	7,019
O’Reilly Automotive *	8,900	2,491
Polaris Industries (A)	12,315	1,067
Priceline Group *	400	567
PulteGroup	1,200	26
PVH	300	32
Ralph Lauren, Cl A	200	21
Ross Stores	100,385	6,248
Royal Caribbean Cruises	2,100	149
Sally Beauty Holdings *	57,505	1,565
Scholastic	47,675	1,919
Scripps Networks Interactive, Cl A (A)	20,400	1,293
Signet Jewelers	300	25
Staples	404,429	3,462
Starbucks	281,998	15,857
Starwood Hotels & Resorts Worldwide	5,332	413
Steven Madden *	42,680	1,498
Target	94,800	6,654
TEGNA	27,400	555
Tiffany	500	36
Time Warner	14,600	1,145
TJX	3,000	232
Tractor Supply	4,600	386
TRI Pointe Homes *	21,100	286
TripAdvisor *	500	30
Twenty-First Century Fox, Cl A	92,253	2,264
Twenty-First Century Fox, Cl B	34,600	860
Ulta Salon Cosmetics & Fragrance *	12,700	3,140
Under Armour, Cl A *(A)	12,000	476
Under Armour, Cl C *	11,380	406
Urban Outfitters *	300	11
VF	1,200	74

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Viacom, Cl B	1,500	$ 60
Walt Disney	116,250	10,981
Whirlpool	7,000	1,250
Williams-Sonoma (A)	75,268	3,962
Wyndham Worldwide	400	28
Wynn Resorts (A)	7,300	652
Yum! Brands	7,300	662

		393,965

Consumer Staples — 11.0%
Altria Group	517,297	34,188
Archer-Daniels-Midland	8,655	379
Brown-Forman, Cl B	7,200	349
Bunge	14,800	946
Campbell Soup	42,000	2,550
Clorox	10,200	1,337
Coca-Cola	191,652	8,323
Colgate-Palmolive	125,300	9,315
ConAgra Foods	57,400	2,675
Constellation Brands, Cl A	29,100	4,774
Costco Wholesale	2,200	357
CVS Health	164,947	15,406
Dr. Pepper Snapple Group	78,900	7,393
Estee Lauder, Cl A	7,900	705
General Mills	39,500	2,797
Hershey	500	50
Hormel Foods	69,200	2,648
JM Smucker	400	57
Kellogg	61,175	5,029
Kimberly-Clark	120,807	15,470
Kraft Heinz	216,882	19,409
Kroger	106,800	3,417
McCormick	14,600	1,489
Mead Johnson Nutrition, Cl A	900	76
Molson Coors Brewing, Cl B	175,170	17,923
Mondelez International, Cl A	560,290	25,224
Monster Beverage *	2,000	308
PepsiCo	565,945	60,415
Philip Morris International	394,519	39,425
Procter & Gamble	541,806	47,305
Reynolds American	311,261	15,429
Sprouts Farmers Market *(A)	38,000	856
Sysco	145,837	7,563
Tyson Foods, Cl A	164,400	12,424
Walgreens Boots Alliance	186,535	15,055
Wal-Mart Stores	319,635	22,835
Whole Foods Market	1,300	39

		403,940

Energy — 4.9%
Anadarko Petroleum	2,900	155
Antero Resources *	93,001	2,377

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apache	36,600	$ 1,819
Baker Hughes	2,400	118
Cabot Oil & Gas	1,500	37
Chevron	251,134	25,259
Cimarex Energy	5,800	767
Concho Resources *	4,500	581
ConocoPhillips	182,015	7,472
Continental Resources *(A)	27,741	1,330
Devon Energy	2,900	126
EOG Resources	56,130	4,967
EQT	600	43
Exxon Mobil	365,361	31,838
FMC Technologies *	900	25
Halliburton	8,200	353
Helmerich & Payne (A)	29,400	1,777
Hess	800	43
HollyFrontier	162,770	4,213
Kinder Morgan	166,100	3,629
Magellan Midstream Partners (B)	130,744	9,195
Marathon Oil	99,409	1,493
Marathon Petroleum	87,351	3,713
Matador Resources *	48,270	1,108
McDermott International *	64,600	338
Memorial Resource Development *	80,440	1,158
Murphy Oil	700	19
National Oilwell Varco	1,600	54
Newfield Exploration *	37,600	1,630
Noble Energy	227,724	7,852
Occidental Petroleum	12,400	953
Oceaneering International	90,734	2,406
ONEOK	800	38
PBF Energy, Cl A	89,700	1,964
Phillips 66	112,000	8,786
Pioneer Natural Resources	26,910	4,818
Range Resources	3,000	116
Rice Energy *	59,900	1,575
Schlumberger	183,627	14,507
Southwestern Energy *	1,500	21
Spectra Energy	1,700	61
Suncor Energy	407,623	11,051
Tesoro	111,700	8,424
Transocean *(A)	12,400	120
Valero Energy	162,378	8,988
Williams	3,100	87

		177,404

Financials — 12.0%
Affiliated Managers Group *	2,000	284
Aflac	78,300	5,808
Allstate	74,600	5,145
American Express	54,701	3,587
American International Group	27,200	1,627

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ameriprise Financial	3,936	$ 398
Aon	82,915	9,233
Arch Capital Group *	26,665	2,158
Argo Group International Holdings	31,130	1,766
Assurant	15,900	1,424
Assured Guaranty	267,006	7,415
Bank of America	1,898,102	30,635
Bank of New York Mellon	357,161	14,883
BB&T	7,800	300
Berkshire Hathaway, Cl B *	288,644	43,438
BlackRock, Cl A	1,200	447
Capital One Financial	21,000	1,504
CBOE Holdings	24,690	1,696
Charles Schwab	263,915	8,303
Chimera Investment ‡	26,000	429
Chubb	7,141	906
Cincinnati Financial	25,200	1,943
Citigroup	771,732	36,843
CME Group, Cl A	246,099	26,665
Comerica	48,650	2,301
Discover Financial Services	187,058	11,223
E*TRADE Financial *	13,200	348
East West Bancorp	112,339	4,172
Erie Indemnity, Cl A	5,178	528
Fifth Third Bancorp	17,600	355
Franklin Resources	100	4
Goldman Sachs Group	54,600	9,253
Hartford Financial Services Group	68,660	2,820
Home BancShares	84,315	1,973
Huntington Bancshares	30,100	301
Intercontinental Exchange	39,963	11,270
Invesco	280,263	8,741
Invesco Mortgage Capital ‡	29,800	469
JPMorgan Chase	535,156	36,123
KeyCorp	21,900	275
Legg Mason	9,400	325
Leucadia National	700	13
Lincoln National	5,700	274
Loews	1,100	46
M&T Bank	34,484	4,081
Marsh & McLennan	96,631	6,535
MetLife	140,621	6,103
Moody’s	4,300	467
Morgan Stanley	13,100	420
Morningstar	22,405	1,861
Nasdaq	31,500	2,243
Navient	287,910	4,140
Northern Trust	1,800	127
PacWest Bancorp	43,560	1,887
People’s United Financial	42,200	686
PNC Financial Services Group	84,700	7,632
Principal Financial Group	1,200	59

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Progressive	339,630	$ 11,058
Prudential Financial	1,900	151
Raymond James Financial	21,500	1,251
Regions Financial	25,000	249
Reinsurance Group of America, Cl A	21,155	2,270
S&P Global	68,269	8,434
Signature Bank NY *	11,450	1,397
SLM *	412,273	3,057
Starwood Property Trust ‡	173,400	3,971
State Street	4,700	330
SunTrust Banks	214,940	9,472
SVB Financial Group *	6,590	732
Synchrony Financial	71,105	1,979
T. Rowe Price Group	1,100	77
Torchmark	4,100	265
Travelers	7,600	902
Unum Group	38,800	1,382
US Bancorp	535,881	23,659
Validus Holdings	23,855	1,212
Webster Financial	45,570	1,760
Wells Fargo	638,225	32,422
Willis Towers Watson	1,400	174
XL Group	1,200	41
Zions Bancorporation	13,600	416

		440,553

Health Care — 15.2%
Abbott Laboratories	45,700	1,920
AbbVie	175,986	11,281
Aetna	63,115	7,392
Agilent Technologies	96,290	4,524
Alexion Pharmaceuticals *	1,263	159
Allergan *	96,206	22,564
AmerisourceBergen	6,800	591
Amgen	164,082	27,904
Anthem	80,200	10,032
Baxter International	128,105	5,986
Becton Dickinson	56,200	9,959
Biogen *	22,600	6,907
Boston Scientific *	478,405	11,396
Bristol-Myers Squibb	370,819	21,281
C.R. Bard	21,600	4,770
Cardinal Health	115,070	9,168
Celgene *	221,095	23,600
Cellectis ADR *(A)	41,680	1,105
Cerner *	110,750	7,148
Cigna	14,645	1,878
Danaher	2,400	195
DaVita HealthCare Partners *	700	45
Dentsply Sirona	33,803	2,078
Edwards Lifesciences *	56,100	6,460
Eli Lilly	108,730	8,454

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Endo International *	10,100	$ 209
Express Scripts Holding *	365,817	26,595
Gilead Sciences	159,700	12,517
HCA Holdings *	11,800	892
Henry Schein *	10,800	1,769
Hologic *	185,000	7,108
Humana	41,786	7,468
Illumina *	700	118
Intuitive Surgical *	800	549
Jazz Pharmaceuticals *	15,100	1,870
Johnson & Johnson	631,558	75,370
Laboratory Corp of America Holdings *	300	41
Mallinckrodt *	116,495	8,684
McKesson	90,127	16,639
Medivation *	44,945	3,621
Medtronic	46,876	4,080
Merck	526,375	33,051
Mylan *	133,857	5,670
Patterson	1,500	69
PerkinElmer	9,400	500
Perrigo	500	45
Pfizer	1,277,436	44,455
Quest Diagnostics	8,900	737
Quintiles Transnational Holdings *	113,635	8,784
Regeneron Pharmaceuticals *	1,400	550
St. Jude Medical	8,813	687
STERIS	23,260	1,644
Stryker	1,200	139
Team Health Holdings *	38,145	1,270
Thermo Fisher Scientific	64,425	9,805
United Therapeutics *	11,600	1,418
UnitedHealth Group	320,767	43,640
Universal Health Services, Cl B	2,100	253
Valeant Pharmaceuticals International *(A)	66,580	1,933
Varian Medical Systems *	200	19
Vertex Pharmaceuticals *	63,035	5,957
VWR *	58,030	1,619
Waters *	500	79
Zimmer Biomet Holdings	700	91
Zoetis, Cl A	394,065	20,137

		556,879

Industrials — 10.1%
3M	70,166	12,576
Acuity Brands	7,100	1,953
Alaska Air Group	35,090	2,370
Allegion	5,633	401
Altra Industrial Motion	38,955	1,099
American Airlines Group	2,200	80
Ametek	13,400	653
B/E Aerospace	23,775	1,202
Beacon Roofing Supply *	23,665	1,088

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Boeing	39,100	$ 5,061
BWX Technologies	48,400	1,878
C.H. Robinson Worldwide	2,300	160
Canadian National Railway	112,760	7,251
Canadian Pacific Railway	55,070	8,432
Carlisle	20,600	2,160
Caterpillar	73,605	6,032
Cintas	17,500	2,056
Continental Building Products *	61,220	1,360
Copart *	135,125	6,894
CSX	19,700	557
Cummins	100	13
Deere	95,605	8,083
Delta Air Lines	48,706	1,790
Dover	600	43
Dun & Bradstreet	1,300	179
Eaton	43,900	2,921
Echo Global Logistics *	45,599	1,176
EMCOR Group	16,915	969
Emerson Electric	62,602	3,298
Equifax	21,500	2,836
Expeditors International of Washington	300	15
Fastenal	1,000	43
FedEx	1,400	231
Flowserve	9,500	460
Fluor	19,200	996
Fortive	2,487	131
Fortune Brands Home & Security	8,300	528
Generac Holdings *	30,235	1,128
General Dynamics	32,300	4,917
General Electric	1,544,009	48,235
Honeywell International	178,803	20,868
Huntington Ingalls Industries	29,900	4,939
Illinois Tool Works	68,090	8,092
Ingersoll-Rand	42,500	2,890
Jacobs Engineering Group *	11,800	622
JB Hunt Transport Services	400	32
Kansas City Southern	800	77
Kirby *	21,100	1,099
L-3 Communications Holdings, Cl 3	300	45
Lockheed Martin	59,046	14,346
Manpowergroup	54,355	3,884
Masco	300,794	10,672
Nielsen Holdings	186,959	9,961
Norfolk Southern	1,200	113
Northrop Grumman	52,500	11,134
Owens Corning	22,930	1,259
Paccar	2,800	168
Parker Hannifin	500	61
Pentair	700	45
PGT *	119,525	1,423
Pitney Bowes	800	15

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quanta Services *	30,700	$ 790
Raytheon	71,205	9,978
Regal-Beloit	37,075	2,274
Republic Services, Cl A	133,244	6,732
Robert Half International	201,002	7,704
Rockwell Automation	55,940	6,485
Rockwell Collins	3,400	285
Roper Technologies	4,100	728
RR Donnelley & Sons	267,306	4,571
Ryder System	200	13
Snap-on	3,000	460
Southwest Airlines	312,944	11,541
Spirit AeroSystems Holdings, Cl A *	7,100	325
SPX FLOW *	39,500	1,162
Stanley Black & Decker	35,700	4,418
Steelcase, Cl A	21,400	320
Stericycle *	300	26
Tennant	13,995	906
Textron	79,800	3,260
TriMas *	58,105	1,114
Tyco International	329,084	14,374
Union Pacific	107,315	10,252
United Continental Holdings *	99,500	5,016
United Parcel Service, Cl B	123,404	13,478
United Rentals *	18,300	1,507
United Technologies	203,656	21,675
Verisk Analytics, Cl A *	1,200	100
Waste Connections	63,429	4,848
Waste Management	11,600	742
Woodward Governor	15,930	999
WW Grainger	200	46
Xylem	27,300	1,388

		370,517

Information Technology — 20.7%
Accenture, Cl A	135,758	15,612
Activision Blizzard	92,000	3,806
Adobe Systems *	105,600	10,804
Akamai Technologies *	2,800	154
Alliance Data Systems *	200	41
Alphabet, Cl A *	63,479	50,139
Alphabet, Cl C *	69,465	53,283
Amdocs	328,301	19,737
Amphenol, Cl A	8,700	542
Analog Devices	7,100	444
Anixter International *	6,200	397
Apple	1,007,075	106,851
Applied Materials	662,729	19,776
Autodesk *	900	61
Automatic Data Processing	14,400	1,293
Avnet	25,120	1,047
Booz Allen Hamilton Holding, Cl A	115,213	3,498

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bottomline Technologies de *	27,830	$ 643
Broadcom	21,843	3,854
Broadridge Financial Solutions	64,333	4,458
BroadSoft *	22,535	1,030
Brocade Communications Systems	231,990	2,083
Brooks Automation	92,345	1,164
CA	11,495	390
Cardtronics *	15,200	683
CDW	54,094	2,415
Ciena *	65,730	1,410
Cisco Systems	1,475,099	46,377
Citrix Systems *	70,900	6,183
Cognizant Technology Solutions, Cl A *	187,606	10,776
Corning	9,900	225
CSRA	600	15
Cypress Semiconductor (A)	105,160	1,255
eBay *	810,115	26,053
Electronic Arts *	20,600	1,673
EMC	61,459	1,782
F5 Networks *	21,800	2,676
Facebook, Cl A *	405,499	51,142
Fidelity National Information Services	81,640	6,476
First Data, Cl A *	108,300	1,508
First Solar *(A)	15,000	567
Fiserv *	36,000	3,710
FLIR Systems	53,075	1,636
Harris	6,200	576
Hewlett Packard Enterprise	8,300	179
HP	352,000	5,058
Intel	942,942	33,842
International Business Machines	12,695	2,017
Intuit	38,400	4,280
j2 Global	22,305	1,521
Juniper Networks	136,100	3,141
Kla-Tencor	7,479	518
Lam Research (A)	7,300	681
Leidos Holdings	38,660	1,566
Linear Technology	7,571	441
Littelfuse	8,700	1,103
MA-COM Tech *	28,610	1,179
MasterCard, Cl A	67,000	6,474
Maxim Integrated Products	20,002	814
Microchip Technology (A)	11,100	687
Micron Technology *	3,600	59
Microsemi *	43,870	1,753
Microsoft	1,120,718	64,396
Motorola Solutions	75,500	5,813
NCR *	53,710	1,818
NetApp	1,100	38
NETGEAR *	8,900	507
Nvidia	76,900	4,717
NXP Semiconductor *	108,780	9,575

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oracle	640,647	$ 26,407
Paychex	13,400	813
PayPal Holdings *	295,276	10,970
Qorvo *	1,200	69
Qualcomm	231,200	14,582
RealPage *	21,510	554
Red Hat *	24,090	1,758
salesforce.com inc *	4,600	365
Seagate Technology (A)	292,500	9,869
Skyworks Solutions	92,390	6,916
Symantec	9,700	234
SYNNEX	3,200	340
TE Connectivity	3,219	205
Teradata *	5,800	184
Tessera Technologies	13,200	443
Texas Instruments	280,696	19,520
Total System Services	123,918	6,103
Vantiv, Cl A *	166,470	8,946
VeriSign *(A)	25,500	1,898
Visa, Cl A	179,496	14,521
Western Digital	96,213	4,490
Western Union	3,300	71
Xerox	867,197	8,542
Xilinx	2,000	108
Yahoo! *	3,000	128

		758,458

Materials — 2.4%
Air Products & Chemicals	51,300	7,983
Albemarle	20,100	1,607
Alcoa	26,600	268
Avery Dennison	21,500	1,665
Ball	18,000	1,425
Calgon Carbon	125,545	1,820
Celanese, Cl A	22,900	1,476
CF Industries Holdings	5,200	135
Crown Holdings *	152,065	8,246
Dow Chemical	35,612	1,910
E.I. du Pont de Nemours	138,375	9,631
Eastman Chemical	1,400	95
Ecolab	1,100	135
FMC	500	24
Freeport-McMoRan, Cl B *	144,800	1,490
Greif, Cl A	19,200	819
Huntsman	198,444	3,431
Ingevity *	27,955	1,241
Innospec	17,015	1,009
International Flavors & Fragrances	4,200	582
International Paper	1,600	78
LyondellBasell Industries, Cl A	122,900	9,696
Martin Marietta Materials	2,800	512
Monsanto	14,006	1,492

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mosaic	400	$ 12
Newmont Mining	239,900	9,174
Nucor	103,500	5,021
Owens-Illinois *	700	13
PPG Industries	69,394	7,347
Praxair	1,300	159
Sealed Air	800	38
Sherwin-Williams	600	170
Steel Dynamics	70,000	1,723
Vulcan Materials	63,379	7,217
Westlake Chemical	15,300	793
WestRock	2,800	134

		88,571

Real Estate — 2.5%
American Campus Communities ‡	113,480	5,687
American Tower, Cl A ‡	20,500	2,324
Apartment Investment & Management, Cl A ‡	20,600	931
AvalonBay Communities ‡	13,700	2,398
Boston Properties ‡	600	84
CBRE Group, Cl A *	23,900	714
Corrections Corp of America ‡	183,875	2,929
Crown Castle International ‡	1,200	114
DCT Industrial Trust ‡	38,660	1,883
Digital Realty Trust ‡(A)	23,500	2,329
Equinix ‡	12,910	4,759
Equity Residential ‡	33,300	2,160
Essex Property Trust ‡	6,400	1,453
Extra Space Storage ‡	47,820	3,852
Federal Realty Investment Trust ‡	10,200	1,622
Forest City Realty Trust, Cl A ‡	127,770	3,023
Franklin Street Properties ‡	30,800	387
General Growth Properties ‡	175,565	5,116
GEO Group ‡(A)	82,400	1,651
HCP ‡	40,800	1,605
Host Hotels & Resorts ‡	55,752	994
Iron Mountain ‡	57,449	2,207
Jones Lang LaSalle	57,170	6,675
Kilroy Realty ‡	24,195	1,757
Kimco Realty ‡	62,500	1,878
Lamar Advertising, Cl A ‡	36,668	2,286
Macerich ‡	23,891	1,956
Mid-America Apartment Communities ‡	43,160	4,057
Prologis ‡	33,200	1,763
Public Storage ‡	30,046	6,729
Realty Income ‡	25,500	1,676
Ryman Hospitality Properties ‡	16,400	885
Simon Property Group ‡	38,412	8,277
SL Green Realty ‡	300	35
Tanger Factory Outlet Centers ‡	43,245	1,757
UDR ‡	20,200	731
Ventas ‡	16,600	1,206

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vornado Realty Trust ‡	1,300	$ 134
Welltower ‡	5,400	414
Weyerhaeuser ‡	2,900	92

		90,530

Telecommunication Services — 2.5%
AT&T	1,100,918	45,005
CenturyLink	1,900	53
Frontier Communications (A)	119,800	551
Level 3 Communications *	2,300	114
Verizon Communications	902,075	47,206

		92,929

Utilities — 3.2%
AES	325,353	3,927
Alliant Energy	34,400	1,305
Ameren	21,500	1,062
American Electric Power	198,197	12,798
American Water Works	48,800	3,611
AmeriGas Partners	110,726	5,075
Centerpoint Energy	25,200	566
CMS Energy	87,160	3,658
Consolidated Edison	14,400	1,084
Dominion Resources	2,400	178
DTE Energy	23,100	2,146
Duke Energy	4,800	382
Edison International	52,615	3,826
Entergy	58,900	4,606
Eversource Energy	18,000	971
Exelon	62,100	2,111
FirstEnergy	154,100	5,044
NextEra Energy	11,800	1,427
NiSource	88,800	2,126
NRG Energy	54,300	657
OGE Energy	31,440	979
PG&E	319,861	19,812
Pinnacle West Capital	54,184	4,066
PNM Resources	43,480	1,382
PPL	316,500	11,008
Public Service Enterprise Group	80,700	3,451
Questar	74,821	1,871
SCANA	28,900	2,042
Sempra Energy	13,800	1,444
Southern	26,000	1,335
UGI	71,200	3,238
WEC Energy Group	28,853	1,728
Xcel Energy	157,418	6,511

		115,427

Total Common Stock (Cost $2,924,320) ($ Thousands)		3,489,173

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
United States — 0.0%
Safeway - PDC * ‡‡	85,749	$ 4
Safeway CVR - Casa Ley * ‡‡	85,749	87

Total Rights (Cost $—) ($ Thousands)		91

	Shares

AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, L.P.
0.410% **†(C)	38,177,176	38,177

Total Affiliated Partnership (Cost $38,177) ($ Thousands)		38,177

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS — 0.0%
U.S. Treasury Bills
0.261%, 09/15/2016 (D)(E)	$200	200
0.241%, 10/20/2016 (D)(E)	100	100

Total U.S. Treasury Obligations (Cost $300) ($ Thousands)		300

	Shares

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **†	150,895,014	150,895

Total Cash Equivalent
(Cost $150,895) ($ Thousands)		150,895

Total Investments — 100.4% (Cost $3,113,692) ($ Thousands) @		$ 3,678,636

A list of the open futures contracts held by the Fund at August 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	96	Sep-2016	$320

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,662,676 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Disciplined Equity Fund (Concluded)

(A)	This security or a partial position of this security is on loan at August 31, 2016. The total market value of securities on loan at August 31, 2016 was $36,882 ($ Thousands).

(B)	Security is a Master Limited Partnership. At August 31, 2016, such securities amounted to $9,195 ($ Thousands), or 0.25% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2016 was $38,177 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $3,113,692 ($ Thousands), and the unrealized appreciation and depreciation were $588,900 ($ Thousands) and $(23,956) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$3,489,173	$–	$–	$3,489,173
Rights	–	91	–	91
Affiliated Partnership	–	38,177	–	38,177
U.S. Treasury Obligations	–	300	–	300
Cash Equivalent	150,895	–	–	150,895

Total Investments in Securities	$3,640,068	$38,568	$–	$3,678,636

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$320	$—	$—	$320

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the transactions with affiliates for the period ended August 31, 2016 ($ Thousands):

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Value 8/31/2016	Dividend Income

SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 151,912	$ 6,199	$ (158,111)	$ —	$ 49
SEI Daily Income Trust, Government Fund, Class A	—	382,624	(231,729)	150,895	1
SEI Liquidity Fund, L.P.	24,483	117,093	(103,399)	38,177	64

Totals	$ 176,395	$ 505,916	$ (493,239)	$ 189,072	$ 114

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%
Consumer Discretionary — 12.4%
Advance Auto Parts	7,008	$ 1,103
Amazon.com *	39,189	30,143
AMC Networks, Cl A *	5,485	298
Aramark	23,800	903
AutoNation *	6,732	319
AutoZone *	2,907	2,156
Bed Bath & Beyond	14,915	692
Best Buy	27,647	1,064
BorgWarner	22,064	759
Brinker International	5,283	284
Brunswick	8,300	382
Burlington Stores *	6,900	560
Cabela’s *	4,800	235
Cable One	457	247
CalAtlantic Group	7,300	266
Carmax *(A)	18,960	1,118
Carnival, Cl A	41,100	1,965
Carter’s	5,100	486
CBS, Cl B	40,699	2,077
Charter Communications, Cl A *	20,098	5,169
Chipotle Mexican Grill, Cl A *(A)	2,819	1,166
Choice Hotels International	2,584	125
Cinemark Holdings	11,000	425
Clear Channel Outdoor Holdings, Cl A *	700	5
Coach	28,667	1,094
Comcast, Cl A	242,625	15,834
CST Brands	7,148	342
Darden Restaurants	11,222	692
Delphi Automotive	27,100	1,915
Dick’s Sporting Goods	8,758	513
Dillard’s, Cl A	1,900	115
Discovery Communications, Cl A *(A)	14,500	370
Discovery Communications, Cl C *	24,600	611
DISH Network, Cl A *	21,462	1,078
Dollar General	29,000	2,129
Dollar Tree *	23,034	1,905
Domino’s Pizza	5,000	748
DR Horton	35,268	1,131
Dunkin’ Brands Group	9,800	480
Expedia	12,022	1,312
Extended Stay America	5,900	83
Foot Locker	13,469	884
Ford Motor	391,184	4,929
GameStop, Cl A (A)	10,100	287
Gap (A)	21,721	540
Garmin	11,200	550
General Motors	141,200	4,507
Gentex	26,264	467
Genuine Parts	14,811	1,523
Goodyear Tire & Rubber	26,852	788
Graham Holdings, Cl B	457	224

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Groupon, Cl A *	44,900	$ 239
H&R Block	23,325	505
Hanesbrands	39,172	1,040
Harley-Davidson	18,903	996
Harman International Industries	7,168	607
Hasbro	11,767	962
Hilton Worldwide Holdings	51,700	1,234
Home Depot	125,315	16,807
Hyatt Hotels, Cl A *(A)	2,200	118
International Game Technology	8,400	192
Interpublic Group	40,675	941
J.C. Penney *(A)	29,251	276
John Wiley & Sons, Cl A	4,042	235
Johnson Controls	64,745	2,841
Kate Spade *	11,900	222
Kohl’s	18,119	804
L Brands	24,157	1,841
Las Vegas Sands	36,593	1,837
Lear	7,500	872
Leggett & Platt	13,912	730
Lennar, Cl A	18,030	853
Lennar, Cl B	1,200	46
Liberty Broadband, Cl A *	2,080	140
Liberty Broadband, Cl C *	10,108	693
Liberty Interactive QVC Group, Cl A *	46,730	987
Liberty SiriusXM Group, Cl A *	8,320	279
Liberty SiriusXM Group, Cl C *	18,640	619
Liberty Ventures, Ser A *	13,582	524
Lions Gate Entertainment	9,800	206
Live Nation *	13,600	363
LKQ *	30,500	1,101
Lowe’s	90,110	6,899
lululemon athletica *	10,000	765
Macy’s	30,330	1,097
Madison Square Garden, Cl A *	1,786	323
Marriott International, Cl A (A)	18,487	1,319
Mattel	35,442	1,174
McDonald’s	88,480	10,234
MGM Resorts International *	46,639	1,114
Michael Kors Holdings *	17,500	857
Michaels *	9,500	228
Mohawk Industries *	6,366	1,354
Murphy USA *	4,188	306
NetFlix *	41,100	4,005
Newell Brands	47,393	2,516
News	10,800	156
News, Cl A	42,346	595
NIKE, Cl B	133,368	7,687
Nordstrom (A)	11,812	596
Norwegian Cruise Line Holdings *	15,600	560
NVR *	354	597
Omnicom Group	23,344	2,011

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
O’Reilly Automotive *	9,540	$ 2,671
Panera Bread, Cl A *	2,262	491
Penske Auto Group	4,000	181
Polaris Industries (A)	5,900	511
Pool	4,000	403
Priceline Group *	5,032	7,129
PulteGroup	34,945	747
PVH	7,900	851
Ralph Lauren, Cl A	5,780	599
Regal Entertainment Group, Cl A (A)	7,388	158
Ross Stores	39,676	2,469
Royal Caribbean Cruises	16,900	1,202
Sally Beauty Holdings *	14,200	386
Scripps Networks Interactive, Cl A	8,853	561
Service International	17,694	468
ServiceMaster Global Holdings *	13,300	496
Signet Jewelers	7,800	639
Sirius XM Holdings *(A)	174,400	722
Six Flags Entertainment	6,500	317
Skechers U.S.A., Cl A *	13,400	326
Staples	64,464	552
Starbucks	143,712	8,081
Starwood Hotels & Resorts Worldwide	17,384	1,347
Starz *	8,820	275
Target	59,485	4,175
TEGNA	20,059	406
Tempur Sealy International *(A)	5,600	439
Tesla Motors *(A)	11,700	2,480
Thor Industries	4,900	398
Tiffany (A)	10,925	780
Time Warner	79,179	6,209
TJX	66,608	5,158
Toll Brothers *	15,751	490
Tractor Supply	13,400	1,125
Tribune Media, Cl A	7,200	274
TripAdvisor *	12,367	754
Tupperware Brands	4,800	314
Twenty-First Century Fox, Cl A	109,785	2,694
Twenty-First Century Fox, Cl B	49,500	1,230
Ulta Salon Cosmetics & Fragrance *	5,752	1,422
Under Armour, Cl A *(A)	18,400	729
Under Armour, Cl C *	18,821	671
Urban Outfitters *	10,120	363
Vail Resorts	3,500	554
VF	33,968	2,108
Viacom, Cl A	1,200	54
Viacom, Cl B	34,869	1,407
Vista Outdoor *	5,672	226
Visteon *	3,900	276
Walt Disney	163,372	15,432
Wendy’s	24,175	246
Whirlpool	7,516	1,343

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Williams-Sonoma (A)	9,062	$ 477
Wyndham Worldwide	10,868	769
Wynn Resorts (A)	7,896	705
Yum! Brands	38,948	3,533

		269,324

Consumer Staples — 9.1%
Altria Group	197,040	13,022
Archer-Daniels-Midland	58,479	2,559
Blue Buffalo Pet Products *	7,400	191
Brown-Forman, Cl A	5,000	259
Brown-Forman, Cl B	21,054	1,022
Bunge	13,700	875
Campbell Soup	18,878	1,146
Casey’s General Stores	3,800	499
Church & Dwight	12,907	1,283
Clorox	13,103	1,717
Coca-Cola	392,240	17,035
Colgate-Palmolive	87,450	6,501
ConAgra Foods	43,286	2,018
Constellation Brands, Cl A	16,731	2,745
Costco Wholesale	43,881	7,113
Coty, Cl A (A)	6,400	173
CVS Health	108,052	10,092
Dr. Pepper Snapple Group	18,300	1,715
Edgewell Personal Care *	6,041	483
Energizer Holdings	6,341	313
Estee Lauder, Cl A	21,508	1,919
Flowers Foods (A)	16,525	246
General Mills	59,892	4,242
Hain Celestial Group *	10,300	378
Herbalife *(A)	7,500	456
Hershey	14,198	1,418
Hormel Foods	26,556	1,016
Ingredion	7,200	986
JM Smucker	11,511	1,632
Kellogg	24,803	2,039
Kimberly-Clark	36,218	4,638
Kraft Heinz	60,102	5,378
Kroger	95,846	3,066
McCormick	11,393	1,162
Mead Johnson Nutrition, Cl A	18,386	1,564
Molson Coors Brewing, Cl B	17,162	1,756
Mondelez International, Cl A	150,506	6,776
Monster Beverage *	14,729	2,266
Nu Skin Enterprises, Cl A	5,500	318
PepsiCo	145,452	15,527
Philip Morris International	156,068	15,596
Pilgrim’s Pride *(A)	5,700	132
Pinnacle Foods	11,800	598
Post Holdings *	6,300	534
Procter & Gamble	268,274	23,423

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reynolds American	83,250	$ 4,127
Rite Aid *	104,400	786
Spectrum Brands Holdings (A)	2,500	336
Sprouts Farmers Market *(A)	13,500	304
Sysco	52,948	2,746
TreeHouse Foods *	5,400	512
Tyson Foods, Cl A	29,465	2,227
US Foods Holding *	4,600	112
Walgreens Boots Alliance	86,625	6,991
Wal-Mart Stores	152,379	10,886
WhiteWave Foods, Cl A *	17,422	966
Whole Foods Market	31,704	963

		198,783

Energy — 6.6%
Anadarko Petroleum	51,440	2,750
Antero Resources *	18,400	470
Apache	37,859	1,882
Baker Hughes	43,940	2,159
Cabot Oil & Gas	48,400	1,192
Cheniere Energy *	20,500	879
Chesapeake Energy *	61,266	389
Chevron	189,302	19,040
Cimarex Energy	9,500	1,256
Concho Resources *	14,200	1,835
ConocoPhillips	124,776	5,122
CONSOL Energy *(A)	23,244	424
Continental Resources *(A)	8,000	384
Devon Energy	52,713	2,284
Diamond Offshore Drilling *(A)	6,209	115
Diamondback Energy *	7,800	743
Dril-Quip *	3,700	205
Energen *	9,437	543
Ensco, Cl A	30,400	231
EOG Resources	55,390	4,901
EQT	17,266	1,234
Exxon Mobil	417,338	36,367
FMC Technologies *	22,920	646
Frank’s International (A)	4,000	46
Gulfport Energy *	12,100	346
Halliburton	86,436	3,718
Helmerich & Payne (A)	9,750	589
Hess	28,212	1,532
HollyFrontier	16,726	433
Kinder Morgan	193,822	4,235
Kosmos Energy *	17,200	107
Laredo Petroleum *(A)	14,600	179
Marathon Oil	85,676	1,287
Marathon Petroleum	53,076	2,256
Memorial Resource Development *	10,600	153
Murphy Oil	15,454	413
Nabors Industries	26,800	266

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Oilwell Varco	38,480	$ 1,291
Newfield Exploration *	20,099	871
Noble	21,700	125
Noble Energy	41,924	1,445
Occidental Petroleum	76,854	5,906
Oceaneering International	9,700	257
ONEOK	20,558	964
Parsley Energy, Cl A *	16,500	558
Patterson-UTI Energy	13,232	258
PBF Energy, Cl A	9,900	217
Phillips 66	45,388	3,561
Pioneer Natural Resources	16,144	2,891
QEP Resources *	24,346	465
Range Resources	16,639	642
Rice Energy *	11,700	308
Rowan, Cl A *	10,886	136
RPC *(A)	5,550	85
Schlumberger	140,155	11,072
SM Energy	8,800	333
Southwestern Energy *	48,976	681
Spectra Energy	69,809	2,487
Superior Energy Services *	14,700	247
Targa Resources	15,300	667
Tesoro	12,346	931
Transocean *(A)	33,900	329
Valero Energy	46,536	2,576
Weatherford International *	97,600	534
Whiting Petroleum *	21,348	156
Williams	70,296	1,964
World Fuel Services	7,000	312
WPX Energy *	34,048	409

		143,289

Financials — 13.0%
Affiliated Managers Group *	5,420	770
Aflac	40,556	3,008
Alleghany *	1,599	857
Allied World Assurance Holdings	8,900	361
Allstate	37,725	2,601
Ally Financial	43,200	866
American Capital Agency ‡	31,659	612
American Express	80,634	5,288
American Financial Group	6,414	482
American International Group	111,723	6,684
American National Insurance	822	96
Ameriprise Financial	16,180	1,635
AmTrust Financial Services	9,200	244
Annaly Capital Management ‡	100,011	1,071
Aon	26,444	2,944
Arch Capital Group *	11,300	915
Arthur J Gallagher	18,104	894
Artisan Partners Asset Management, Cl A	2,500	65

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aspen Insurance Holdings	5,700	$ 262
Associated Banc	14,684	291
Assurant	6,293	563
Assured Guaranty	15,100	419
Axis Capital Holdings	8,800	500
Bank of America	1,034,963	16,704
Bank of Hawaii	4,082	294
Bank of New York Mellon	105,509	4,397
BankUnited	9,600	309
BB&T	82,006	3,157
Berkshire Hathaway, Cl B *	190,400	28,653
BlackRock, Cl A	12,485	4,655
BOK Financial (A)	2,475	171
Brown & Brown	11,124	417
Capital One Financial	51,425	3,682
CBOE Holdings	7,900	543
Charles Schwab	117,385	3,693
Chimera Investment ‡	18,880	311
Chubb	46,591	5,914
Cincinnati Financial	14,786	1,140
CIT Group	20,200	745
Citigroup	295,704	14,117
Citizens Financial Group	52,000	1,288
CME Group, Cl A	34,070	3,691
CNA Financial	1,700	57
Comerica	17,553	830
Commerce Bancshares	7,814	396
Credit Acceptance *(A)	800	160
Cullen/Frost Bankers	5,468	399
Discover Financial Services	41,589	2,495
E*TRADE Financial *	28,300	747
East West Bancorp	14,400	535
Eaton Vance	11,010	441
Endurance Specialty Holdings	6,500	428
Erie Indemnity, Cl A	2,419	247
Everest Re Group	4,100	793
FactSet Research Systems	3,900	694
Federated Investors, Cl B	9,658	312
Fifth Third Bancorp	77,682	1,566
First American Financial	10,500	452
First Horizon National	21,756	334
First Republic Bank	14,400	1,108
FNF Group	26,552	1,001
Franklin Resources	37,049	1,352
Goldman Sachs Group	38,875	6,588
Hanover Insurance Group	3,793	297
Hartford Financial Services Group	40,010	1,643
Huntington Bancshares	104,934	1,050
Interactive Brokers Group, Cl A	5,600	201
Intercontinental Exchange	11,880	3,350
Invesco	40,600	1,266
JPMorgan Chase	366,534	24,741

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KeyCorp	107,551	$ 1,351
Lazard, Cl A	11,000	407
Legg Mason	10,781	373
Leucadia National	31,306	600
Lincoln National	24,188	1,162
Loews	27,836	1,165
LPL Financial Holdings (A)	7,900	235
M&T Bank	15,157	1,793
Markel *	1,350	1,257
MarketAxess Holdings	3,600	607
Marsh & McLennan	52,565	3,555
Mercury General	2,396	130
MetLife	92,709	4,024
MFA Financial ‡	33,700	260
Moody’s	16,927	1,840
Morgan Stanley	143,778	4,609
Morningstar	1,800	150
MSCI, Cl A	9,000	811
Nasdaq	11,400	812
Navient	35,614	512
New York Community Bancorp	46,772	707
Northern Trust	21,105	1,490
NorthStar Asset Management Group	17,300	215
Old Republic International	23,390	450
OneMain Holdings, Cl A *	4,700	146
PacWest Bancorp	12,000	520
People’s United Financial	31,534	512
PNC Financial Services Group	50,322	4,534
Popular	10,453	411
Principal Financial Group	26,408	1,296
ProAssurance	5,500	303
Progressive	58,480	1,904
Prudential Financial	44,563	3,537
Raymond James Financial	12,621	734
Regions Financial	124,887	1,245
Reinsurance Group of America, Cl A	6,099	655
RenaissanceRe Holdings	4,200	503
S&P Global	26,656	3,293
Santander Consumer USA Holdings *	8,000	101
SEI †	13,042	601
Signature Bank NY *	5,300	647
SLM *	43,914	326
Starwood Property Trust ‡	23,500	538
State Street	39,979	2,808
SunTrust Banks	50,546	2,228
SVB Financial Group *	5,200	577
Synchrony Financial	83,418	2,321
Synovus Financial	12,096	400
T. Rowe Price Group	24,730	1,720
TCF Financial	15,001	220
TD Ameritrade Holding	23,945	787
TFS Financial	6,200	113

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Thomson Reuters	30,000	$ 1,245
Torchmark	11,687	756
Travelers	29,375	3,487
Two Harbors Investment ‡	31,800	283
Unum Group	23,805	848
US Bancorp	163,597	7,223
Validus Holdings	7,926	403
Voya Financial	20,500	599
Wells Fargo	460,066	23,371
Western Alliance Bancorp *	9,200	352
White Mountains Insurance Group	547	451
WR Berkley	9,714	577
XL Group	27,400	938
Zions Bancorporation	20,402	624

		281,444

Health Care — 13.8%
Abbott Laboratories	147,876	6,214
AbbVie	162,961	10,446
ABIOMED *	3,900	460
Acadia Healthcare *	7,100	363
ACADIA Pharmaceuticals *(A)	8,900	286
Aetna	34,235	4,010
Agilent Technologies	32,164	1,511
Agios Pharmaceuticals *	2,300	85
Akorn *	8,700	234
Alere *	8,900	348
Alexion Pharmaceuticals *	21,900	2,756
Align Technology *	7,700	715
Alkermes *	15,000	657
Allergan *	39,816	9,338
Allscripts Healthcare Solutions *	16,500	213
Alnylam Pharmaceuticals *	7,600	531
AmerisourceBergen	17,524	1,524
Amgen	75,658	12,866
Amsurg, Cl A *	5,300	344
Anthem	26,531	3,319
athenahealth *	3,900	477
Baxter International	49,315	2,305
Becton Dickinson	20,978	3,718
Biogen *	22,000	6,724
BioMarin Pharmaceutical *	17,200	1,615
Bio-Rad Laboratories, Cl A *	1,900	283
Bio-Techne	3,441	362
Boston Scientific *	134,939	3,214
Bristol-Myers Squibb	168,159	9,651
Brookdale Senior Living, Cl A *	19,000	327
Bruker	9,400	210
C.R. Bard	7,585	1,675
Cardinal Health	32,329	2,576
Celgene *	77,360	8,257
Centene *	16,728	1,142

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cerner *	29,096	$ 1,878
Charles River Laboratories International *	4,443	370
Cigna	25,455	3,265
Cooper	4,704	875
Danaher	61,002	4,966
DaVita HealthCare Partners *	17,085	1,104
Dentsply Sirona	23,466	1,442
DexCom *	8,300	756
Edwards Lifesciences *	21,528	2,479
Eli Lilly	97,661	7,593
Endo International *	22,597	468
Envision Healthcare Holdings *	19,100	410
Express Scripts Holding *	63,236	4,597
Gilead Sciences	133,434	10,459
HCA Holdings *	31,000	2,342
Henry Schein *	8,084	1,324
Hill-Rom Holdings	6,524	387
Hologic *	28,200	1,083
Humana	14,775	2,640
Idexx Laboratories *	9,004	1,015
Illumina *	14,505	2,442
IMS Health Holdings *	15,400	459
Incyte *	16,300	1,322
Inovalon Holdings, Cl A *(A)	6,100	96
Intercept Pharmaceuticals *(A)	1,700	252
Intrexon *(A)	4,100	103
Intuitive Surgical *	3,757	2,579
Ionis Pharmaceuticals *(A)	12,400	368
Johnson & Johnson	276,609	33,010
Juno Therapeutics *(A)	6,200	183
Laboratory Corp of America Holdings *	10,390	1,423
LifePoint Hospitals *	3,976	225
Mallinckrodt *	10,712	798
McKesson	22,666	4,185
Medivation *	16,400	1,321
MEDNAX *	9,300	612
Medtronic	141,226	12,291
Merck	278,943	17,515
Mettler Toledo International *	2,636	1,062
Mylan *	45,619	1,932
Neurocrine Biosciences *	8,400	407
OPKO Health *(A)	32,400	295
Patterson	7,683	353
PerkinElmer	11,034	587
Perrigo	13,800	1,256
Pfizer	605,022	21,055
Premier, Cl A *	3,500	111
QIAGEN *	23,200	615
Quest Diagnostics	14,044	1,163
Quintiles Transnational Holdings *	8,300	641
Regeneron Pharmaceuticals *	7,800	3,062
ResMed (A)	14,382	959

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Seattle Genetics *	9,100	$ 405
St. Jude Medical	27,746	2,162
Stryker	33,904	3,921
Teleflex	4,340	795
Tenet Healthcare *	8,698	208
Thermo Fisher Scientific	39,225	5,970
United Therapeutics *	4,300	526
UnitedHealth Group	94,420	12,846
Universal Health Services, Cl B	8,476	1,022
Varian Medical Systems *	9,630	926
VCA Antech *	8,139	576
Veeva Systems, Cl A *	10,000	409
Vertex Pharmaceuticals *	24,500	2,316
VWR *	7,700	215
Waters *	8,046	1,266
WellCare Health Plans *	4,400	496
West Pharmaceutical Services	7,100	581
Zimmer Biomet Holdings	18,625	2,414
Zoetis, Cl A	45,144	2,307

		300,252

Industrials — 9.8%
3M	59,233	10,617
Acuity Brands	4,300	1,183
AECOM Technology *	15,216	469
AGCO	6,800	330
Air Lease, Cl A	9,900	291
Alaska Air Group	11,700	790
Allegion	9,766	695
Allison Transmission Holdings, Cl A	13,700	380
AMERCO *	700	241
American Airlines Group	59,000	2,142
Ametek	23,828	1,162
AO Smith	7,400	714
Armstrong World Industries *	4,100	178
Avis Budget Group *	9,700	350
B/E Aerospace	10,266	519
Boeing	60,091	7,779
BWX Technologies	9,850	382
C.H. Robinson Worldwide	14,086	978
Carlisle	6,366	668
Caterpillar	56,188	4,605
Chicago Bridge & Iron	10,695	319
Cintas	9,257	1,088
Clean Harbors *	5,800	277
Colfax *	10,100	300
Copa Holdings, Cl A (A)	3,000	229
Copart *	10,318	527
Covanta Holding	9,700	145
Crane	4,700	302
CSX	95,096	2,689
Cummins	15,812	1,986

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Deere	31,219	$ 2,639
Delta Air Lines	76,900	2,826
Donaldson	13,144	493
Dover	15,557	1,128
Dun & Bradstreet	3,756	517
Eaton	46,016	3,062
Emerson Electric	64,510	3,398
Equifax	11,956	1,577
Expeditors International of Washington	18,148	919
Fastenal	28,824	1,242
FedEx	25,144	4,147
Flowserve	13,000	629
Fluor	13,908	722
Fortive	29,801	1,570
Fortune Brands Home & Security	15,320	974
General Dynamics	24,572	3,740
General Electric	926,506	28,944
Genesee & Wyoming, Cl A *	5,700	388
Graco	5,424	399
HD Supply Holdings *	19,800	715
Heico	1,900	129
HEICO, Cl A	3,800	216
Herc Holdings *	1,980	67
Hertz Global Holdings *	7,440	366
Hexcel	8,800	395
Honeywell International	76,590	8,939
Hubbell, Cl B	5,392	584
Huntington Ingalls Industries	4,837	799
IDEX	7,693	719
Illinois Tool Works	29,380	3,492
Ingersoll-Rand	25,400	1,727
ITT	9,251	335
Jacobs Engineering Group *	12,684	668
JB Hunt Transport Services	9,252	735
JetBlue Airways *	32,200	514
Kansas City Southern	10,600	1,025
KAR Auction Services	13,900	588
KBR	13,180	193
Kirby *	5,200	271
L-3 Communications Holdings, Cl 3	7,777	1,157
Landstar System	4,165	288
Lennox International	3,900	628
Lincoln Electric Holdings	5,900	375
Lockheed Martin	25,573	6,214
Macquarie Infrastructure	7,500	600
Manitowoc Foodservice *	10,500	169
Manpowergroup	7,184	513
Masco	34,379	1,220
Middleby *	5,700	730
MSC Industrial Direct, Cl A	4,820	352
Nielsen Holdings	36,300	1,934
Nordson	5,800	573

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Norfolk Southern	29,733	$ 2,792
Northrop Grumman	16,778	3,558
Old Dominion Freight Line *	6,800	484
Orbital ATK	5,936	448
Oshkosh Truck	6,659	359
Owens Corning	11,700	643
Paccar	33,870	2,027
Parker Hannifin	13,504	1,655
Pentair	17,173	1,100
Pitney Bowes	18,085	339
Quanta Services *	14,100	363
Raytheon	29,968	4,199
Regal-Beloit	4,000	245
Republic Services, Cl A	23,642	1,195
Robert Half International	12,976	497
Rockwell Automation	13,004	1,508
Rockwell Collins	12,979	1,086
Rollins	8,850	252
Roper Technologies	10,100	1,793
RR Donnelley & Sons	19,177	328
Ryder System	4,806	315
Snap-on	5,691	872
SolarCity *	6,700	138
Southwest Airlines	64,520	2,379
Spirit AeroSystems Holdings, Cl A *	13,400	614
Spirit Airlines *	6,400	256
Stanley Black & Decker	15,093	1,868
Stericycle *	8,326	716
Terex	10,048	244
Textron	26,622	1,087
Timken	7,869	266
Toro	5,020	488
TransDigm Group *	5,093	1,453
TransUnion *	6,300	208
Trinity Industries	14,400	352
Tyco International	40,690	1,777
Union Pacific	84,932	8,114
United Continental Holdings *	33,900	1,709
United Parcel Service, Cl B	69,641	7,606
United Rentals *	8,700	716
United Technologies	78,190	8,322
USG *	8,800	241
Valmont Industries	2,400	313
Verisk Analytics, Cl A *	15,400	1,279
WABCO Holdings *	5,324	568
Wabtec	8,600	659
Waste Management	45,094	2,883
Watsco	2,700	399
WESCO International *	4,100	255
WW Grainger	5,687	1,312

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem	17,602	$ 895

		212,054

Information Technology — 20.0%
Accenture, Cl A	62,800	7,222
Activision Blizzard	56,456	2,336
Adobe Systems *	49,102	5,024
Akamai Technologies *	17,318	951
Alliance Data Systems *	5,712	1,169
Alphabet, Cl A *	29,529	23,323
Alphabet, Cl C *	29,899	22,934
Amdocs	14,900	896
Amphenol, Cl A	29,584	1,843
Analog Devices	30,912	1,934
Ansys *	8,800	837
Apple	551,725	58,538
Applied Materials	110,155	3,287
Arista Networks *(A)	3,900	311
ARRIS International *	20,200	567
Arrow Electronics *	8,789	579
Atlassian, Cl A *	2,700	80
Autodesk *	20,837	1,404
Automatic Data Processing	45,892	4,122
Avnet	12,410	517
Black Knight Financial Services, Cl A *	2,500	98
Booz Allen Hamilton Holding, Cl A	13,300	404
Broadcom	37,932	6,692
Broadridge Financial Solutions	11,573	802
Brocade Communications Systems	46,800	420
CA	28,538	968
Cadence Design Systems *	29,863	760
CDK Global	15,497	898
CDW	16,000	714
Cisco Systems	506,827	15,935
Citrix Systems *	15,387	1,342
Cognex	7,800	388
Cognizant Technology Solutions, Cl A *	60,176	3,456
CommerceHub *	3,624	54
CommScope Holding *	13,000	384
Computer Sciences	13,864	652
CoreLogic *	7,984	327
Corning	108,458	2,461
CoStar Group *	3,100	642
Cree *	10,722	257
CSRA	16,564	421
Cypress Semiconductor	29,700	354
Dolby Laboratories, Cl A	4,343	212
DST Systems	3,295	400
eBay *	107,611	3,461
EchoStar, Cl A *	3,732	145
Electronic Arts *	28,765	2,336
EMC	196,597	5,699

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Euronet Worldwide *	4,900	$ 380
F5 Networks *	6,938	851
Facebook, Cl A *	225,900	28,490
FEI	4,000	426
Fidelity National Information Services	32,690	2,593
FireEye *	15,800	227
First Data, Cl A *	30,800	429
First Solar *	6,600	250
Fiserv *	22,338	2,302
Fitbit, Cl A *(A)	13,100	203
FleetCor Technologies *	9,000	1,478
FLIR Systems	13,700	422
Fortinet *	14,800	535
Gartner *	8,100	737
Genpact *	15,700	371
Global Payments	15,168	1,152
GoDaddy, Cl A *	4,500	146
Guidewire Software *	7,100	437
Harris	12,254	1,139
Hewlett Packard Enterprise	173,970	3,737
HP	173,770	2,497
IAC *	6,632	389
Ingram Micro, Cl A *	14,723	515
Intel	475,858	17,079
International Business Machines	88,498	14,061
Intuit	24,652	2,747
IPG Photonics *	3,600	313
Jabil Circuit	17,874	379
Jack Henry & Associates	8,600	751
Juniper Networks	39,325	908
Keysight Technologies *	17,232	524
Kla-Tencor	15,809	1,095
Lam Research (A)	16,152	1,507
Leidos Holdings	14,574	590
Lexmark International, Cl A	5,386	193
Linear Technology	23,557	1,372
LinkedIn, Cl A *	11,800	2,274
Manhattan Associates *	7,000	424
Marvell Technology Group	41,100	510
MasterCard, Cl A	97,100	9,383
Match Group *	3,400	55
Maxim Integrated Products	27,900	1,136
Microchip Technology (A)	21,215	1,313
Micron Technology *	104,916	1,730
Microsoft	762,400	43,807
Motorola Solutions	18,214	1,402
National Instruments	10,704	299
NCR *	12,089	409
NetApp	30,355	1,050
NetSuite *	4,100	446
Nuance Communications *	24,100	351
Nvidia	51,356	3,150

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ON Semiconductor *	39,300	$ 425
Oracle	297,820	12,276
Palo Alto Networks *	8,500	1,132
Pandora Media *(A)	19,400	272
Paychex	32,607	1,978
PayPal Holdings *	114,011	4,235
PTC *	11,200	478
Qorvo *	13,400	770
Qualcomm	147,959	9,332
Rackspace Hosting *	9,800	308
Red Hat *	18,327	1,337
Sabre	20,400	574
salesforce.com inc *	64,452	5,119
ServiceNow *	15,900	1,155
Skyworks Solutions	19,200	1,437
Splunk *	12,900	751
Square, Cl A *	5,900	72
SS&C Technologies Holdings	16,900	557
SunPower, Cl A *(A)	4,100	41
Symantec	61,948	1,495
Synopsys *	15,282	906
Tableau Software, Cl A *	5,700	331
Teradata *	13,289	422
Teradyne	20,763	437
Texas Instruments	101,208	7,038
Total System Services	16,691	822
Trimble Navigation *	23,928	656
Twitter *	64,760	1,244
Tyler Technologies *	3,200	525
Ultimate Software Group *	2,600	543
Vantiv, Cl A *	15,400	828
VeriFone Holdings *	10,200	203
VeriSign *(A)	9,685	721
Visa, Cl A	191,900	15,525
VMware, Cl A *(A)	8,300	609
Western Digital	28,896	1,349
Western Union	49,828	1,072
WEX *	3,500	348
Workday, Cl A *	11,600	983
Xerox	101,196	997
Xilinx	25,157	1,364
Yahoo! *	87,381	3,736
Yelp, Cl A *	6,900	266
Zebra Technologies, Cl A *	4,825	338
Zillow Group, Cl A *(A)	4,143	140
Zillow Group, Cl C *(A)	10,286	348
Zynga, Cl A *	61,800	169

		433,184

Materials — 3.2%
Air Products & Chemicals	19,694	3,065
Albemarle	11,073	885

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alcoa	133,102	$ 1,342
AptarGroup	6,000	468
Ashland	5,976	700
Avery Dennison	9,010	698
Axalta Coating Systems *	16,200	464
Ball	16,850	1,334
Bemis	9,174	483
Berry Plastics Group *	11,900	540
Cabot	6,173	308
Celanese, Cl A	14,683	946
CF Industries Holdings	25,930	674
Compass Minerals International	3,100	231
Crown Holdings *	13,251	719
Domtar	6,100	227
Dow Chemical	113,070	6,065
E.I. du Pont de Nemours	87,492	6,089
Eagle Materials	4,500	362
Eastman Chemical	14,828	1,007
Ecolab	26,308	3,237
FMC	13,320	625
Freeport-McMoRan, Cl B *	134,124	1,380
Graphic Packaging Holding	29,500	423
Huntsman	18,929	327
International Flavors & Fragrances	7,891	1,094
International Paper	40,455	1,962
LyondellBasell Industries, Cl A	34,400	2,714
Martin Marietta Materials	6,463	1,183
Monsanto	43,950	4,681
Mosaic	34,978	1,052
NewMarket	800	347
Newmont Mining	53,833	2,059
Nucor	32,290	1,566
Owens-Illinois *	16,591	297
Packaging Corp of America	9,299	731
Platform Specialty Products *(A)	16,800	152
PPG Industries	26,646	2,821
Praxair	28,825	3,518
Reliance Steel & Aluminum	7,100	512
Royal Gold	6,100	447
RPM International	13,269	724
Scotts Miracle-Gro, Cl A	4,606	381
Sealed Air	19,868	936
Sherwin-Williams	8,037	2,280
Silgan Holdings	4,304	207
Sonoco Products	10,146	523
Southern Copper (A)	8,268	213
Steel Dynamics	23,700	583
Tahoe Resources	32,200	420
United States Steel	15,883	309
Valspar	7,964	839
Vulcan Materials	13,157	1,498
Westlake Chemical	3,800	197

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WestRock	25,845	$ 1,238
WR Grace	7,200	563

		68,646

Real Estate — 3.9%
Alexandria Real Estate Equities ‡	7,700	848
American Campus Communities ‡	14,000	702
American Homes 4 Rent, Cl A ‡	19,200	420
American Tower, Cl A ‡	42,422	4,810
Apartment Investment & Management, Cl A ‡	15,199	687
Apple Hospitality ‡	16,700	328
AvalonBay Communities ‡	13,841	2,422
Boston Properties ‡	15,284	2,142
Brandywine Realty Trust ‡	15,500	250
Brixmor Property Group ‡	19,200	548
Camden Property Trust ‡	8,547	750
Care Capital Properties ‡	7,223	217
CBRE Group, Cl A *	29,617	886
Columbia Property Trust ‡	11,800	278
Communications Sales & Leasing ‡	12,529	391
Corporate Office Properties Trust ‡	9,800	279
Corrections Corp of America ‡	10,240	163
Crown Castle International ‡	33,896	3,212
CubeSmart ‡	17,400	479
CyrusOne ‡	6,900	351
DCT Industrial Trust ‡	8,800	429
DDR ‡	30,800	582
Digital Realty Trust ‡(A)	15,000	1,486
Douglas Emmett ‡	14,300	537
Duke Realty ‡	34,209	962
Empire State Realty Trust, Cl A ‡	12,600	271
EPR Properties ‡	6,200	486
Equinix ‡	6,942	2,559
Equity Commonwealth *‡	11,525	361
Equity LifeStyle Properties ‡	7,700	597
Equity One ‡	9,000	279
Equity Residential ‡	35,877	2,327
Essex Property Trust ‡	6,554	1,488
Extra Space Storage ‡	12,700	1,023
Federal Realty Investment Trust ‡	6,996	1,112
Forest City Realty Trust, Cl A ‡	24,542	581
Gaming and Leisure Properties ‡	18,491	633
General Growth Properties ‡	56,953	1,660
HCP ‡	46,774	1,840
Healthcare Trust of America, Cl A ‡	13,700	462
Highwoods Properties ‡	9,400	499
Hospitality Properties Trust ‡	16,366	499
Host Hotels & Resorts ‡	72,540	1,293
Howard Hughes *	3,673	434
Iron Mountain ‡	25,703	987
Jones Lang LaSalle	4,600	537
Kilroy Realty ‡	9,100	661

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kimco Realty ‡	39,944	$ 1,200
Lamar Advertising, Cl A ‡	8,240	514
Liberty Property Trust ‡	14,606	602
Life Storage ‡	4,500	405
Macerich ‡	14,211	1,164
Mid-America Apartment Communities ‡	7,500	705
National Retail Properties ‡	14,000	701
NorthStar Realty Finance ‡	18,650	249
Omega Healthcare Investors ‡	18,400	666
Outfront Media ‡	12,680	283
Paramount Group ‡	18,400	331
Piedmont Office Realty Trust, Cl A ‡	14,600	315
Post Properties ‡	5,000	331
Prologis ‡	52,018	2,763
Public Storage ‡	14,668	3,285
Rayonier ‡	11,704	322
Realogy Holdings	14,800	397
Realty Income ‡	25,300	1,663
Regency Centers ‡	10,408	838
Retail Properties of America, Cl A ‡	24,300	413
Senior Housing Properties Trust ‡	23,600	527
Simon Property Group ‡	30,981	6,675
SL Green Realty ‡	9,868	1,162
Spirit Realty Capital ‡	50,800	673
STORE Capital ‡	14,800	439
Sun Communities ‡	6,100	467
Tanger Factory Outlet Centers ‡	9,600	390
Taubman Centers ‡	5,800	450
UDR ‡	26,493	958
Ventas ‡	34,092	2,477
VEREIT ‡	98,000	1,024
Vornado Realty Trust ‡	16,936	1,750
Weingarten Realty Investors ‡	11,267	465
Welltower ‡	35,983	2,762
Weyerhaeuser ‡	74,746	2,381
WP Carey ‡	10,400	693

		85,188

Telecommunication Services — 2.5%
AT&T	620,251	25,356
CenturyLink	53,254	1,480
Frontier Communications (A)	128,195	590
Level 3 Communications *	29,286	1,453
SBA Communications, Cl A *	12,700	1,450
Sprint *(A)	77,115	476
Telephone & Data Systems	9,880	275
T-Mobile US *	28,800	1,335
US Cellular *	831	31
Verizon Communications	410,876	21,501
Zayo Group Holdings *	16,400	476

		54,423

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 3.2%
AES	66,924	$ 808
Alliant Energy	22,752	863
Ameren	23,890	1,181
American Electric Power	49,250	3,180
American Water Works	17,500	1,295
Aqua America	18,046	549
Atmos Energy	10,091	744
Avangrid	6,494	270
Calpine *	33,700	420
Centerpoint Energy	43,115	969
CMS Energy	28,842	1,210
Consolidated Edison	30,416	2,289
Dominion Resources	62,012	4,599
DTE Energy	18,064	1,678
Duke Energy	69,516	5,538
Edison International	32,279	2,347
Entergy	17,898	1,400
Eversource Energy	31,808	1,717
Exelon	89,776	3,052
FirstEnergy	43,027	1,408
Great Plains Energy	15,471	420
Hawaiian Electric Industries	11,046	332
ITC Holdings	15,300	692
MDU Resources Group	19,821	467
National Fuel Gas	7,089	404
NextEra Energy	46,073	5,572
NiSource	32,121	769
NRG Energy	30,200	366
OGE Energy	19,936	621
PG&E	49,618	3,073
Piedmont Natural Gas	7,900	475
Pinnacle West Capital	10,892	817
PPL	68,426	2,380
Public Service Enterprise Group	50,452	2,157
Questar	17,946	449
SCANA	13,710	969
Sempra Energy	25,223	2,639
Southern	94,703	4,861
UGI	17,225	783
Vectren	8,491	415
WEC Energy Group	31,657	1,896
Westar Energy, Cl A	13,900	764
Xcel Energy	50,681	2,096

		68,934

Total Common Stock (Cost $1,233,379) ($ Thousands)		2,115,521

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Large Cap Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 1.2%
SEI Liquidity Fund, L.P.
0.410% **†(B)	26,265,908	$ 26,266

Total Affiliated Partnership (Cost $26,266) ($ Thousands)		26,266

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.430%, 09/08/2016 (C)(D)	$2,365	2,365

Total U.S. Treasury Obligation (Cost $2,365) ($ Thousands)		2,365

	Shares

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **†	41,563,816	41,564

Total Cash Equivalent (Cost $41,564) ($ Thousands)		41,564

Total Investments — 100.7% (Cost $1,303,574) ($ Thousands) @		$ 2,185,716

A list of the open futures contracts held by the Fund at August 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)

S&P 500 Index E-MINI	447	Sep-2016	$2,273
S&P Mid Cap 400 Index E-MINI	36	Sep-2016	286

			$2,559

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,169,612 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2016. The total market value of securities on loan at August 31, 2016 was $25,447 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2016 was $26,266 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $1,303,574 ($ Thousands), and the unrealized appreciation and depreciation were $905,376 ($ Thousands) and $(23,234) ($ Thousands), respectively.

Cl — Class

MSCI — Morgan Stanley Capital International

S&P— Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$2,115,521	$–	$–	$2,115,521
Affiliated Partnership	–	26,266	–	26,266
U.S. Treasury Obligation	–	2,365	–	2,365
Cash Equivalent	41,564	–	–	41,564

Total Investments in Securities	$2,157,085	$28,631	$–	$2,185,716

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *

Unrealized Appreciation	$2,559	$—	$—	$2,559

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2016 ($ Thousands):

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized (Depreciation)	Value 8/31/2016	Dividend Income

SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 39,573	$ 37,540	$ (77,113)	$ —	$ —	$ —	$ —
SEI Daily Income Trust, Government Fund, Class A	—	132,922	(91,358)	—	—	41,564	20
SEI Liquidity Fund, L.P.	20,890	41,175	(35,799)	—	—	26,266	75
SEI Investments Company	604	60	—	—	(63)	601	3

Totals	$ 61,067	$ 211,697	$ (204,270)	$ —	$ (63)	$ 68,431	$ 98

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%

Consumer Discretionary — 11.9%
Advance Auto Parts	13,400	$ 2,109
Amazon.com *	71,160	54,733
AutoNation *	12,600	597
AutoZone *	5,545	4,113
Bed Bath & Beyond	28,100	1,303
Best Buy	51,487	1,981
BorgWarner	40,000	1,376
Carmax *(A)	35,700	2,105
Carnival, Cl A	80,900	3,867
CBS, Cl B	75,982	3,877
Chipotle Mexican Grill, Cl A *(A)	5,320	2,201
Coach	50,691	1,935
Comcast, Cl A	444,574	29,013
Darden Restaurants	21,095	1,300
Delphi Automotive	50,000	3,533
Discovery Communications, Cl A *(A)	27,900	712
Discovery Communications, Cl C *	40,800	1,013
Dollar General	51,900	3,810
Dollar Tree *	43,469	3,595
DR Horton	60,091	1,926
Expedia	21,595	2,356
Foot Locker	25,100	1,648
Ford Motor	718,443	9,052
Gap	42,200	1,049
Garmin (A)	21,795	1,070
General Motors	257,787	8,229
Genuine Parts	27,300	2,807
Goodyear Tire & Rubber	48,900	1,435
H&R Block	40,691	881
Hanesbrands	68,900	1,829
Harley-Davidson	33,700	1,776
Harman International Industries	13,095	1,109
Hasbro	20,495	1,675
Home Depot	228,787	30,685
Interpublic Group	73,500	1,701
Johnson Controls	119,396	5,239
Kohl’s	34,891	1,548
L Brands	46,600	3,551
Leggett & Platt	24,995	1,312
Lennar, Cl A	33,891	1,603
LKQ *	56,600	2,043
Lowe’s	162,987	12,478
Macy’s	56,700	2,051
Marriott International, Cl A (A)	34,696	2,475
Mattel	62,087	2,057
McDonald’s	161,487	18,678
Michael Kors Holdings *	32,900	1,610
Mohawk Industries *	11,600	2,468
NetFlix *	78,879	7,687
Newell Brands	88,790	4,713
News	18,600	268

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News, Cl A	71,083	$ 999
NIKE, Cl B	244,882	14,115
Nordstrom (A)	23,895	1,206
Omnicom Group	43,800	3,772
O’Reilly Automotive *	17,700	4,955
Priceline Group *	9,084	12,870
PulteGroup	58,483	1,250
PVH	15,000	1,616
Ralph Lauren, Cl A	10,695	1,108
Ross Stores	73,500	4,575
Royal Caribbean Cruises	30,900	2,197
Scripps Networks Interactive, Cl A	17,500	1,109
Signet Jewelers	14,600	1,197
Staples	118,978	1,018
Starbucks	269,482	15,153
Starwood Hotels & Resorts Worldwide	30,800	2,386
Target	107,891	7,573
TEGNA	40,600	823
Tiffany	20,495	1,463
Time Warner	144,787	11,353
TJX	121,591	9,416
Tractor Supply	24,400	2,048
TripAdvisor *	20,895	1,275
Twenty-First Century Fox, Cl A	200,474	4,920
Twenty-First Century Fox, Cl B	78,700	1,956
Ulta Salon Cosmetics & Fragrance *	11,600	2,868
Under Armour, Cl A *(A)	33,295	1,320
Under Armour, Cl C *	33,732	1,203
Urban Outfitters *	16,100	577
VF	61,991	3,847
Viacom, Cl B	63,100	2,545
Walt Disney	274,483	25,928
Whirlpool	14,100	2,519
Wyndham Worldwide	20,600	1,458
Wynn Resorts (A)	14,900	1,331
Yum! Brands	74,900	6,794

		422,925

Consumer Staples — 9.8%
Altria Group	359,783	23,778
Archer-Daniels-Midland	108,691	4,756
Brown-Forman, Cl B	36,792	1,786
Campbell Soup	32,791	1,991
Church & Dwight	23,300	2,316
Clorox	23,800	3,119
Coca-Cola	715,957	31,094
Colgate-Palmolive	164,391	12,221
ConAgra Foods	80,487	3,752
Constellation Brands, Cl A	32,400	5,315
Costco Wholesale	80,600	13,065
CVS Health	197,483	18,445
Dr. Pepper Snapple Group	34,200	3,205

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Estee Lauder, Cl A	41,100	$ 3,667
General Mills	109,396	7,747
Hershey	26,200	2,617
Hormel Foods	49,392	1,890
JM Smucker	21,795	3,090
Kellogg	46,500	3,823
Kimberly-Clark	66,296	8,490
Kraft Heinz	109,691	9,816
Kroger	174,582	5,585
McCormick	21,095	2,151
Mead Johnson Nutrition, Cl A	34,500	2,935
Molson Coors Brewing, Cl B	33,995	3,478
Mondelez International, Cl A	285,778	12,866
Monster Beverage *	25,877	3,982
PepsiCo	265,578	28,351
Philip Morris International	285,278	28,508
Procter & Gamble	489,470	42,736
Reynolds American	152,312	7,550
Sysco	95,800	4,968
Tyson Foods, Cl A	55,287	4,178
Walgreens Boots Alliance	159,087	12,840
Wal-Mart Stores	280,883	20,066
Whole Foods Market	59,291	1,801

		347,978

Energy — 6.8%
Anadarko Petroleum	93,795	5,015
Apache	69,900	3,474
Baker Hughes	80,800	3,969
Cabot Oil & Gas	85,787	2,113
Chesapeake Energy *	110,178	700
Chevron	346,578	34,859
Cimarex Energy	17,296	2,286
Concho Resources *	25,700	3,320
ConocoPhillips	227,983	9,359
Devon Energy	96,300	4,173
Diamond Offshore Drilling *(A)	10,500	194
EOG Resources	101,291	8,963
EQT	31,895	2,281
Exxon Mobil	762,400	66,435
FMC Technologies *	41,800	1,179
Halliburton	158,091	6,799
Helmerich & Payne (A)	19,895	1,203
Hess	48,200	2,617
Kinder Morgan	335,683	7,335
Marathon Oil	154,000	2,313
Marathon Petroleum	97,792	4,157
Murphy Oil	29,991	801
National Oilwell Varco	68,600	2,301
Newfield Exploration *	36,300	1,574
Noble Energy	78,100	2,693
Occidental Petroleum	140,595	10,805

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ONEOK	38,391	$ 1,800
Phillips 66	85,596	6,715
Pioneer Natural Resources	30,096	5,389
Range Resources	31,200	1,203
Schlumberger	255,566	20,190
Southwestern Energy *	88,000	1,224
Spectra Energy	125,600	4,474
Tesoro	21,800	1,644
Transocean *(A)	63,800	619
Valero Energy	86,600	4,793
Williams	124,396	3,476

		242,445

Financials — 12.9%
Affiliated Managers Group *	9,900	1,406
Aflac	76,591	5,682
Allstate	69,000	4,758
American Express	148,687	9,751
American International Group	205,878	12,318
Ameriprise Financial	30,500	3,083
Aon	48,500	5,400
Arthur J Gallagher	32,700	1,616
Assurant	11,895	1,065
Bank of America	1,888,883	30,487
Bank of New York Mellon	198,387	8,267
BB&T	151,291	5,825
Berkshire Hathaway, Cl B *	344,528	51,848
BlackRock, Cl A	23,096	8,610
Capital One Financial	93,696	6,709
Charles Schwab	221,591	6,971
Chubb	85,447	10,846
Cincinnati Financial	26,996	2,082
Citigroup	539,757	25,768
Citizens Financial Group	96,300	2,385
CME Group, Cl A	62,395	6,761
Comerica	31,991	1,513
Discover Financial Services	75,600	4,536
E*TRADE Financial *	51,791	1,366
Fifth Third Bancorp	140,700	2,837
Franklin Resources	67,095	2,449
Goldman Sachs Group	71,091	12,047
Hartford Financial Services Group	72,500	2,978
Huntington Bancshares	200,261	2,005
Intercontinental Exchange	21,900	6,176
Invesco	75,900	2,367
JPMorgan Chase	672,357	45,384
KeyCorp	197,800	2,484
Legg Mason	19,995	692
Leucadia National	61,387	1,175
Lincoln National	44,000	2,113
Loews	48,887	2,046
M&T Bank	29,323	3,470

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marsh & McLennan	95,991	$ 6,492
MetLife	202,287	8,779
Moody’s	31,100	3,380
Morgan Stanley	278,500	8,929
Nasdaq	21,000	1,495
Navient	63,400	912
Northern Trust	39,196	2,767
People’s United Financial	57,600	936
PNC Financial Services Group	91,891	8,279
Principal Financial Group	49,491	2,429
Progressive	107,383	3,496
Prudential Financial	81,100	6,438
Regions Financial	234,900	2,342
S&P Global	48,800	6,029
State Street	73,000	5,128
SunTrust Banks	92,200	4,063
Synchrony Financial	152,121	4,233
T. Rowe Price Group	45,800	3,185
Torchmark	20,646	1,335
Travelers	54,096	6,422
Unum Group	43,691	1,556
US Bancorp	298,483	13,178
Wells Fargo	849,548	43,157
Willis Towers Watson	25,545	3,168
XL Group	53,300	1,824
Zions Bancorporation	38,100	1,165

		458,393

Health Care — 14.3%
Abbott Laboratories	270,383	11,361
AbbVie	297,478	19,068
Aetna	64,595	7,565
Agilent Technologies	59,691	2,804
Alexion Pharmaceuticals *	41,300	5,198
Allergan *	72,799	17,074
AmerisourceBergen	33,496	2,913
Amgen	138,191	23,501
Anthem	48,396	6,053
Baxter International	101,829	4,758
Becton Dickinson	39,138	6,936
Biogen *	40,300	12,317
Boston Scientific *	250,000	5,955
Bristol-Myers Squibb	306,983	17,618
C.R. Bard	13,500	2,981
Cardinal Health	59,596	4,748
Celgene *	142,487	15,209
Centene *	31,000	2,117
Cerner *	55,400	3,576
Cigna	47,200	6,054
Danaher	110,300	8,979
DaVita HealthCare Partners *	29,795	1,926
Dentsply Sirona	42,791	2,630

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edwards Lifesciences *	38,700	$ 4,457
Eli Lilly	178,691	13,893
Endo International *	38,000	787
Express Scripts Holding *	116,491	8,469
Gilead Sciences	244,978	19,201
HCA Holdings *	55,795	4,215
Henry Schein *	14,900	2,441
Hologic *	45,200	1,737
Humana	27,396	4,896
Illumina *	27,100	4,562
Intuitive Surgical *	7,000	4,805
Johnson & Johnson	505,770	60,358
Laboratory Corp of America Holdings *	18,900	2,588
Mallinckrodt *	20,496	1,528
McKesson	41,200	7,606
Medtronic	258,561	22,503
Merck	508,970	31,958
Mylan *	82,996	3,516
Patterson	15,500	713
PerkinElmer	20,200	1,076
Perrigo	26,696	2,429
Pfizer	1,115,235	38,810
Quest Diagnostics	26,100	2,162
Regeneron Pharmaceuticals *	14,300	5,613
St. Jude Medical	52,400	4,083
Stryker	57,796	6,685
Thermo Fisher Scientific	72,391	11,017
UnitedHealth Group	174,887	23,793
Universal Health Services, Cl B	16,500	1,989
Varian Medical Systems *	17,495	1,682
Vertex Pharmaceuticals *	45,600	4,310
Waters *	14,800	2,328
Zimmer Biomet Holdings	36,695	4,756
Zoetis, Cl A	84,200	4,303

		506,610

Industrials — 9.7%
3M	111,591	20,002
Acuity Brands	8,000	2,201
Alaska Air Group	22,300	1,506
Allegion	17,696	1,260
American Airlines Group	96,891	3,517
Ametek	43,000	2,096
Boeing	110,091	14,251
C.H. Robinson Worldwide	26,195	1,819
Caterpillar	107,491	8,809
Cintas	15,995	1,880
CSX	174,878	4,945
Cummins	29,096	3,655
Deere	54,696	4,624
Delta Air Lines	142,687	5,244
Dover	28,300	2,052

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dun & Bradstreet	6,695	$ 921
Eaton	84,395	5,616
Emerson Electric	117,691	6,200
Equifax	21,995	2,901
Expeditors International of Washington	33,291	1,686
Fastenal	52,591	2,267
FedEx	45,700	7,537
Flowserve	23,900	1,156
Fluor	25,400	1,318
Fortive	55,250	2,910
Fortune Brands Home & Security	28,000	1,780
General Dynamics	52,896	8,052
General Electric	1,690,788	52,820
Honeywell International	140,187	16,361
Illinois Tool Works	59,195	7,035
Ingersoll-Rand	47,496	3,229
Jacobs Engineering Group *	22,596	1,191
JB Hunt Transport Services	16,300	1,294
Kansas City Southern	19,800	1,915
L-3 Communications Holdings, Cl 3	14,200	2,113
Lockheed Martin	48,156	11,701
Masco	61,000	2,164
Nielsen Holdings	66,500	3,543
Norfolk Southern	54,096	5,080
Northrop Grumman	33,196	7,040
Paccar	64,700	3,872
Parker Hannifin	24,800	3,039
Pentair	33,300	2,133
Pitney Bowes	35,000	657
Quanta Services *	26,900	692
Raytheon	54,595	7,650
Republic Services, Cl A	43,400	2,192
Robert Half International	24,295	931
Rockwell Automation	23,996	2,782
Rockwell Collins	23,900	2,000
Roper Technologies	18,700	3,320
Ryder System	9,995	655
Snap-on	10,600	1,625
Southwest Airlines	117,487	4,333
Stanley Black & Decker	27,395	3,390
Stericycle *	15,596	1,341
Textron	49,491	2,022
TransDigm Group *	9,700	2,766
Tyco International	78,500	3,429
Union Pacific	154,687	14,777
United Continental Holdings *	61,600	3,105
United Parcel Service, Cl B	126,987	13,870
United Rentals *	16,700	1,375
United Technologies	143,191	15,240
Verisk Analytics, Cl A *	28,200	2,342
Waste Management	75,600	4,834
WW Grainger (A)	10,400	2,399

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem	32,700	$ 1,663

		344,125

Information Technology — 20.5%
Accenture, Cl A	114,696	13,190
Activision Blizzard	94,000	3,889
Adobe Systems *	92,095	9,422
Akamai Technologies *	32,296	1,773
Alliance Data Systems *	10,800	2,209
Alphabet, Cl A *	54,041	42,684
Alphabet, Cl C *	54,263	41,623
Amphenol, Cl A	56,891	3,545
Analog Devices	56,600	3,541
Apple	1,007,046	106,848
Applied Materials	199,300	5,947
Autodesk *	41,100	2,770
Automatic Data Processing	83,391	7,489
Broadcom	68,259	12,043
CA	54,087	1,834
Cisco Systems	924,943	29,080
Citrix Systems *	28,600	2,494
Cognizant Technology Solutions, Cl A *	111,395	6,399
Corning	196,770	4,465
CSRA	25,495	647
eBay *	193,483	6,222
Electronic Arts *	55,700	4,525
EMC	359,574	10,424
F5 Networks *	12,600	1,546
Facebook, Cl A *	425,078	53,611
Fidelity National Information Services	51,200	4,062
First Solar *(A)	14,300	541
Fiserv *	40,700	4,194
FLIR Systems	25,500	786
Global Payments	28,082	2,133
Harris	22,800	2,120
Hewlett Packard Enterprise	304,174	6,534
HP	315,174	4,529
Intel	868,352	31,165
International Business Machines	162,451	25,810
Intuit	46,900	5,227
Juniper Networks	64,400	1,486
Kla-Tencor	28,400	1,967
Lam Research (A)	28,995	2,706
Leidos Holdings	12,034	488
Linear Technology	43,696	2,545
MasterCard, Cl A	178,547	17,253
Microchip Technology (A)	38,996	2,414
Micron Technology *	189,200	3,120
Microsoft	1,445,304	83,047
Motorola Solutions	28,988	2,232
NetApp	52,991	1,833
Nvidia	93,483	5,734

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oracle	572,365	$ 23,593
Paychex	59,187	3,591
PayPal Holdings *	202,583	7,526
Qorvo *	23,700	1,361
Qualcomm	270,178	17,040
Red Hat *	33,300	2,430
salesforce.com *	117,191	9,307
Seagate Technology (A)	54,400	1,835
Skyworks Solutions	34,996	2,620
Symantec	111,400	2,688
TE Connectivity	65,391	4,157
Teradata *	24,700	784
Texas Instruments	184,783	12,850
Total System Services	30,791	1,516
VeriSign *(A)	17,600	1,310
Visa, Cl A	350,270	28,337
Western Digital	51,231	2,391
Western Union	91,678	1,973
Xerox	174,000	1,714
Xilinx	46,600	2,526
Yahoo! *	160,791	6,874

		726,569

Materials — 2.8%
Air Products & Chemicals	35,700	5,556
Albemarle	20,500	1,639
Alcoa	239,900	2,418
Avery Dennison	16,400	1,270
Ball	32,196	2,549
CF Industries Holdings	42,900	1,115
Dow Chemical	206,583	11,081
Eastman Chemical	26,996	1,833
Ecolab	48,296	5,943
EI du Pont de Nemours	160,787	11,191
FMC	24,600	1,155
Freeport-McMoRan, Cl B *	245,200	2,523
International Flavors & Fragrances	14,600	2,023
International Paper	75,896	3,680
LyondellBasell Industries, Cl A	62,496	4,930
Martin Marietta Materials	11,700	2,142
Monsanto	80,391	8,562
Mosaic	64,491	1,939
Newmont Mining	97,883	3,743
Nucor	57,987	2,813
Owens-Illinois *	30,100	540
PPG Industries	49,000	5,188
Praxair	52,200	6,371
Sealed Air	35,800	1,687
Sherwin-Williams	14,500	4,114
Vulcan Materials	24,300	2,767

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WestRock	46,382	$ 2,222

		100,994

Real Estate — 3.0%
American Tower, Cl A ‡	78,200	8,866
Apartment Investment & Management, Cl A ‡	28,800	1,301
AvalonBay Communities ‡	25,300	4,428
Boston Properties ‡	28,300	3,966
CBRE Group, Cl A *	53,191	1,590
Crown Castle International ‡	62,096	5,885
Digital Realty Trust ‡(A)	27,100	2,685
Equinix ‡	12,757	4,703
Equity Residential ‡	66,696	4,327
Essex Property Trust ‡	11,900	2,702
Extra Space Storage ‡	22,800	1,837
Federal Realty Investment Trust ‡	13,100	2,083
General Growth Properties ‡	106,100	3,092
HCP ‡	86,000	3,382
Host Hotels & Resorts ‡	137,274	2,446
Iron Mountain ‡	43,501	1,671
Kimco Realty ‡	77,387	2,325
Macerich ‡	23,196	1,899
Prologis ‡	96,700	5,136
Public Storage ‡	27,095	6,068
Realty Income ‡(A)	47,600	3,129
Simon Property Group ‡	56,896	12,259
SL Green Realty ‡	18,300	2,154
UDR ‡	48,800	1,766
Ventas ‡	62,300	4,527
Vornado Realty Trust ‡	32,796	3,388
Welltower ‡	65,800	5,050
Weyerhaeuser ‡	136,345	4,343

		107,008

Telecommunication Services — 2.6%
AT&T	1,131,943	46,274
CenturyLink	100,587	2,796
Frontier Communications (A)	215,165	990
Level 3 Communications *	52,700	2,615
Verizon Communications	749,552	39,224

		91,899

Utilities — 3.1%
AES	120,800	1,458
Alliant Energy	41,500	1,575
Ameren	44,291	2,189
American Electric Power	90,200	5,824
American Water Works	32,500	2,405
Centerpoint Energy	78,583	1,766
CMS Energy	50,591	2,123
Consolidated Edison	55,800	4,199
Dominion Resources	112,900	8,373

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DTE Energy	32,700	$ 3,038
Duke Energy	126,791	10,100
Edison International	59,496	4,327
Entergy	32,500	2,541
Eversource Energy	58,600	3,163
Exelon	168,691	5,735
FirstEnergy	77,287	2,530
NextEra Energy	84,900	10,268
NiSource	58,587	1,402
NRG Energy	58,487	708
PG&E	90,700	5,618
Pinnacle West Capital	20,300	1,523
PPL	124,700	4,337
Public Service Enterprise Group	92,500	3,955
SCANA	26,096	1,844
Sempra Energy	43,595	4,561
Southern	172,700	8,865
WEC Energy Group	58,231	3,487
Xcel Energy	93,683	3,875

		111,789

Total Common Stock (Cost $3,161,762) ($ Thousands)		3,460,735

AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, L.P.
0.410% **†(B)	28,259,728	28,260

Total Affiliated Partnership (Cost $28,260) ($ Thousands)		28,260

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.451%, 09/08/2016 (C)(D)	$1,100	1,100
0.331%, 12/08/2016 (C)(D)	2,800	2,797

Total U.S. Treasury Obligations (Cost $3,897) ($ Thousands)		3,897

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl A
0.180%**†	72,604,101	$ 72,604

Total Cash Equivalent (Cost $72,604) ($ Thousands)		72,604

Total Investments — 100.3% (Cost $3,266,523) ($ Thousands) @		$ 3,565,496

A list of the open futures contracts held by the Fund at August 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)

S&P 500 Index E-MINI	861	Sep-2016	$3,152

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $3,553,230 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2016.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at August 31, 2016 (see Note —). The total market value of securities on loan at August 31, 2016 was $27,440 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note —). The total market value of such securities as of August 31, 2016 was $28,260 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $3,266,523 ($ Thousands), and the unrealized appreciation and depreciation were $427,367 ($ Thousands) and $(128,394) ($ Thousands), respectively.

Cl — Class

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$3,460,735	$–	$–	$3,460,735
Affiliated Partnership	–	28,260	–	28,260
U.S. Treasury Obligations	–	3,897	–	3,897
Cash Equivalent	72,604	–	–	72,604

Total Investments in Securities	$3,533,339	$32,157	$–	$3,565,496

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$3,152	$—	$—	$3,152

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

S&P 500 Index Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended August 31, 2016 ($ Thousands):

Security Description	Value 5/31/2015	Purchases at Cost	Proceeds from Sales	Value 8/31/2016	Dividend Income

SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 60,898	$ 37,946	$ (98,844)	$ —	$ 38
SEI Daily Income Trust, Government Fund, Class A	—	183,318	(110,714)	72,604	28
SEI Liquidity Fund, L.P.	26,532	129,483	(127,755)	28,260	1

Totals	$ 87,430	$ 350,747	$ (337,313)	$ 100,864	$ 67

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 14.3%
1-800-Flowers.com, Cl A *	1,700	$ 16
Aaron’s	12,216	298
Abercrombie & Fitch, Cl A	12,300	218
AMC Entertainment Holdings, Cl A	4,100	125
AMC Networks, Cl A *	10,660	579
American Axle & Manufacturing Holdings *	13,498	231
American Eagle Outfitters	32,922	610
American Public Education *	2,727	56
America’s Car-Mart *	850	33
Apollo Education Group, Cl A *	16,100	143
Aramark	45,800	1,737
Arctic Cat	1,535	22
Asbury Automotive Group *	4,098	220
Ascena Retail Group *	33,727	275
Ascent Capital Group, Cl A *	1,754	41
Barnes & Noble	12,727	146
Barnes & Noble Education *	5,894	66
Bassett Furniture Industries	2,700	67
Beazer Homes USA *	7,161	81
Belmond, Cl A *	17,030	190
Big 5 Sporting Goods	4,423	55
Big Lots	9,446	466
Biglari Holdings *	182	80
BJ’s Restaurants *	4,642	184
Bloomin’ Brands	22,950	448
Blue Nile	1,431	49
Bob Evans Farms	3,287	135
Bojangles’ *	2,000	32
Boot Barn Holdings *	3,000	37
Boyd Gaming *	15,245	297
Bridgepoint Education *	2,679	19
Bright Horizons Family Solutions *	7,835	534
Brinker International	10,182	547
Brunswick	16,383	753
Buckle (A)	4,851	125
Buffalo Wild Wings *	3,527	572
Build-A-Bear Workshop, Cl A *	2,700	31
Burlington Stores *	13,400	1,088
Cabela’s *	9,339	458
Cable One	900	487
Caesars Acquisition, Cl A *	11,600	141
Caesars Entertainment *(A)	7,783	49
CalAtlantic Group	13,375	488
Caleres	8,576	222
Callaway Golf	17,606	201
Capella Education	2,138	126
Career Education *	10,054	66
Carmike Cinemas *	5,042	162
Carriage Services, Cl A	2,006	47
Carrols Restaurant Group *	7,900	106
Carter’s	9,570	912

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cato, Cl A	4,096	$ 140
Cavco Industries *	1,331	139
Central European Media Enterprises, Cl A *	7,006	17
Century Communities *	4,200	83
Charter Communications, Cl A *	37,113	9,546
Cheesecake Factory	8,723	448
Chegg *	15,300	103
Chico’s FAS	22,151	281
Children’s Place Retail Stores	3,633	296
Choice Hotels International	6,377	309
Churchill Downs	2,534	379
Chuy’s Holdings *	2,335	71
Cinemark Holdings	19,040	736
Citi Trends	3,097	61
Clear Channel Outdoor Holdings, Cl A	6,796	46
ClubCorp Holdings	14,200	204
Collectors Universe	1,500	29
Columbia Sportswear	5,144	289
Conn’s *(A)	3,909	27
Container Store Group *	1,600	9
Cooper Tire & Rubber	10,632	361
Cooper-Standard Holding *	2,600	258
Core-Mark Holdings	7,836	299
Cracker Barrel Old Country Store (A)	3,644	554
Crocs *	11,003	95
CSS Industries	2,292	58
CST Brands	13,400	641
Culp	2,861	91
Daily Journal *	100	23
Dana Holdings	26,698	385
Dave & Buster’s Entertainment *	6,800	316
Deckers Outdoor *	5,604	366
Del Frisco’s Restaurant Group *	2,800	42
Del Taco Restaurants *	4,500	51
Delta Apparel *	1,400	25
Denny’s *	14,463	151
Destination XL Group *	4,342	20
DeVry Education Group (A)	10,381	239
Diamond Resorts International *	6,600	199
Dick’s Sporting Goods	16,635	975
Dillard’s, Cl A	3,862	233
DineEquity	3,272	255
DISH Network, Cl A *	41,419	2,080
Domino’s Pizza	9,258	1,385
Dorman Products *	4,440	280
Drew Industries	4,549	463
DSW, Cl A	11,992	287
Duluth Holdings, Cl B *(A)	2,900	88
Dunkin’ Brands Group	17,630	863
Eastman Kodak *	2,100	33
El Pollo Loco Holdings *(A)	3,900	53
Eldorado Resorts *	7,500	105

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Entercom Communications, Cl A	4,782	$ 66
Entravision Communications, Cl A	14,200	107
Eros International *(A)	5,900	99
Ethan Allen Interiors	5,276	177
Etsy *	20,200	272
EW Scripps, Cl A *	10,496	178
Express *	14,962	177
Extended Stay America	15,600	221
Federal-Mogul Holdings, Cl A *	3,316	30
Fiesta Restaurant Group *	4,005	101
Finish Line, Cl A	9,311	224
Five Below *	10,605	473
Flexsteel Industries	600	28
Fossil Group *	8,500	243
Fox Factory Holding *	5,000	104
Francesca’s Holdings *	8,224	112
Fred’s, Cl A	6,579	74
FTD *	2,392	56
GameStop, Cl A (A)	19,000	539
Gannett	20,200	241
Genesco *	4,069	296
Gentex	51,790	921
Gentherm *	6,548	216
G-III Apparel Group *	8,106	256
Global Eagle Entertainment *	10,300	86
GNC Holdings, Cl A	13,278	279
GoPro, Cl A *(A)	21,400	314
Graham Holdings, Cl B	800	392
Grand Canyon Education *	8,015	333
Gray Television *	12,300	138
Green Brick Partners *(A)	6,200	49
Group 1 Automotive	3,735	222
Groupon, Cl A *(A)	65,841	351
Guess?	11,317	188
Habit Restaurants, Cl A *	1,600	25
Haverty Furniture	4,363	87
Helen of Troy *	5,448	492
Hibbett Sports *(A)	4,012	154
Hilton Worldwide Holdings	98,800	2,358
Hooker Furniture	2,700	63
Horizon Global *	2,470	44
Houghton Mifflin Harcourt *	24,200	386
Hovnanian Enterprises, Cl A *(A)	10,715	19
HSN	6,411	268
Hyatt Hotels, Cl A *(A)	4,327	231
Iconix Brand Group *(A)	8,051	68
Imax *	11,800	360
Installed Building Products *	3,100	103
International Game Technology	18,500	422
International Speedway, Cl A	5,498	183
Interval Leisure Group	20,298	353
Intrawest Resorts Holdings *	3,200	48

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
iRobot *	5,702	$ 227
Isle of Capri Casinos *	4,779	83
J Alexander’s Holdings *	2,756	27
J.C. Penney *(A)	56,995	537
Jack in the Box	6,221	619
JAKKS Pacific *	427	4
Jamba *	1,407	15
John Wiley & Sons, Cl A	7,872	458
Johnson Outdoors, Cl A	700	24
K12 *	3,988	48
Kate Spade *	23,798	444
KB Home	13,785	216
Kimball International, Cl B	7,025	87
Kirkland’s *	2,028	25
La Quinta Holdings *	14,500	167
Lands’ End *(A)	4,362	77
Las Vegas Sands	68,404	3,435
La-Z-Boy, Cl Z	8,926	238
Lear	13,971	1,625
LGI Homes *(A)	2,900	111
Libbey	2,785	49
Liberty Braves Group, Cl A *	1,803	30
Liberty Braves Group, Cl C *	6,565	108
Liberty Broadband, Cl A *	4,583	309
Liberty Broadband, Cl C *	19,568	1,341
Liberty Interactive, Cl A *	82,144	1,736
Liberty Media Group LLC, Cl A *	4,508	96
Liberty Media Group LLC, Cl C *	9,042	192
Liberty SiriusXM Group, Cl A *	18,035	604
Liberty SiriusXM Group, Cl C *	33,370	1,109
Liberty Tripadvisor Holdings, Cl A *	13,392	279
Liberty Ventures, Ser A *	24,279	936
LifeLock *	15,063	251
Lifetime Brands	300	4
Lions Gate Entertainment (A)	18,309	384
Lithia Motors, Cl A	4,189	347
Live Nation *	25,803	689
Loral Space & Communications *	1,900	69
lululemon athletica *(A)	18,400	1,408
Lumber Liquidators Holdings *(A)	4,126	65
M/I Homes *	6,094	141
Madison Square Garden, Cl A *	3,579	647
Malibu Boats, Cl A *	4,600	63
Marcus	2,761	65
MarineMax *	3,996	79
Marriott Vacations Worldwide	4,374	337
Mattress Firm Holding *	3,811	244
MDC Holdings	7,689	201
MDC Partners, Cl A	8,576	106
Media General *	20,200	357
Meredith	7,344	390
Meritage Homes *	7,211	259

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Metaldyne Performance Group	3,400	$ 54
MGM Resorts International *	87,674	2,095
Michaels *	17,200	412
Modine Manufacturing *	7,374	79
Monarch Casino & Resort *	1,100	26
Monro Muffler	5,728	323
Motorcar Parts & Accessories *	3,700	105
Movado Group	2,720	62
MSG Networks *	9,540	167
Murphy USA *	6,900	505
National CineMedia	10,007	150
Nautilus *	6,200	144
New Media Investment	8,900	142
New York Times, Cl A	22,982	297
Nexstar Broadcasting Group, Cl A (A)	5,722	302
Noodles, Cl A *	700	5
Norwegian Cruise Line Holdings *	30,269	1,086
Nutrisystem	4,559	131
NVR *	625	1,054
Office Depot	100,647	370
Ollie’s Bargain Outlet Holdings *	3,000	76
Outerwall	3,343	174
Overstock.com *	700	11
Oxford Industries	2,854	178
Panera Bread, Cl A *	4,220	916
Papa John’s International	5,042	377
Party City Holdco *	3,900	68
Penn National Gaming *	16,554	235
Penske Auto Group	7,388	335
Performance Sports Group *	7,000	19
Perry Ellis International *	2,439	45
PetMed Express (A)	3,796	77
Pier 1 Imports (A)	18,189	84
Pinnacle Entertainment *	10,760	130
Planet Fitness, Cl A *(A)	4,600	100
Polaris Industries (A)	11,007	954
Pool	7,270	733
Popeyes Louisiana Kitchen *	4,739	258
Potbelly *(A)	5,900	76
Reading International, Cl A *	3,800	51
Red Robin Gourmet Burgers *	2,967	149
Red Rock Resorts, Cl A	5,400	122
Regal Entertainment Group, Cl A (A)	13,705	293
Regis *	6,527	82
Rent-A-Center, Cl A	9,840	120
Restoration Hardware Holdings *(A)	7,211	243
Ruby Tuesday *	9,879	30
Ruth’s Hospitality Group	7,672	115
Saga Communications, Cl A	593	24
Sally Beauty Holdings *	27,491	748
Scholastic	4,467	180
Scientific Games, Cl A *(A)	8,962	74

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sears Holdings *(A)	2,026	$ 28
SeaWorld Entertainment (A)	10,900	142
Select Comfort *	9,009	236
Sequential Brands Group *(A)	10,040	73
Service International	35,489	938
ServiceMaster Global Holdings *	24,700	922
Shake Shack, Cl A *(A)	2,800	99
Shoe Carnival	2,076	62
Shutterfly *	6,425	323
Sinclair Broadcast Group, Cl A	12,711	362
Sirius XM Holdings *(A)	337,479	1,397
Six Flags Entertainment	12,758	622
Skechers U.S.A., Cl A *	24,646	599
Smith & Wesson Holding *	9,683	273
Sonic	9,133	262
Sonic Automotive, Cl A	5,064	86
Sotheby’s (A)	9,561	379
Spartan Motors	6,500	64
Speedway Motorsports	1,635	29
Sportsman’s Warehouse Holdings *	5,400	55
Stage Stores	3,854	21
Standard Motor Products	3,966	178
Starz *	16,539	516
Stein Mart	4,791	39
Steven Madden *	11,401	400
Stoneridge *	3,730	65
Strattec Security	400	17
Strayer Education *	1,817	88
Sturm Ruger	3,542	217
Superior Industries International	5,323	155
Tailored Brands	7,268	96
Taylor Morrison Home, Cl A *	5,700	101
Tempur Sealy International *(A)	9,823	770
Tenneco *	10,063	562
Tesla Motors *(A)	21,979	4,660
Texas Roadhouse, Cl A	11,866	525
Thor Industries	9,190	746
Tile Shop Holdings *	7,600	118
Tilly’s, Cl A *	843	7
Time	19,600	276
Toll Brothers *	28,239	878
TopBuild *	8,000	273
Tower International	4,800	117
TRI Pointe Homes *	27,473	373
Tribune Media, Cl A	14,100	537
tronc	4,100	69
Tuesday Morning *	6,886	46
Tupperware Brands	9,624	631
Unifi *	2,480	65
Universal Electronics *	2,487	184
Vail Resorts	6,712	1,063
Vera Bradley *	2,470	37

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vince Holding *	1,977	$ 14
Vista Outdoor *	10,888	434
Visteon	6,765	478
Vitamin Shoppe *	5,384	149
Wayfair, Cl A *(A)	5,600	216
WCI Communities *	4,900	92
Weight Watchers International *(A)	5,774	61
Wendy’s	36,875	376
West Marine *	537	5
Weyco Group	263	7
William Lyon Homes, Cl A *(A)	3,000	52
Williams-Sonoma (A)	16,037	844
Wingstop	2,500	76
Winmark	395	41
Winnebago Industries	4,035	97
Wolverine World Wide	17,296	414
World Wrestling Entertainment, Cl A (A)	7,434	154
Zagg *	7,200	52
Zoe’s Kitchen *(A)	3,000	82
Zumiez *(A)	3,903	65

		112,223

Consumer Staples — 3.4%
Alico	143	4
Alliance One International *	466	10
Amplify Snack Brands *(A)	4,900	83
Andersons	5,399	199
Avon Products	83,800	478
B&G Foods, Cl A	12,611	599
Blue Buffalo Pet Products *	10,700	276
Boston Beer, Cl A *	1,783	326
Bunge	25,843	1,651
Calavo Growers	3,226	190
Cal-Maine Foods (A)	5,228	240
Casey’s General Stores	7,159	940
Central Garden and Pet *	2,600	67
Central Garden and Pet, Cl A *	7,929	192
Chefs’ Warehouse *	3,921	43
Coca-Cola Bottling	889	134
Coty, Cl A (A)	8,700	234
Craft Brew Alliance *	1,600	32
Darling International *	29,257	412
Dean Foods	16,450	283
Edgewell Personal Care	10,645	852
Elizabeth Arden *	3,000	42
Energizer Holdings	11,345	561
Farmer Brothers *	900	29
Flowers Foods (A)	33,208	495
Fresh Del Monte Produce	5,681	330
Freshpet *	3,400	36
Hain Celestial Group *	18,860	693
Herbalife *(A)	13,472	818

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HRG Group *	21,178	$ 342
Ingles Markets, Cl A	2,245	85
Ingredion	13,265	1,817
Inter Parfums	3,806	130
Inventure Foods *	900	9
J&J Snack Foods	3,064	374
John B Sanfilippo & Son	1,519	78
Lancaster Colony	3,629	488
Landec *	4,693	61
Lifevantage *	2,700	33
Limoneira (A)	1,295	22
Medifast	1,564	58
MGP Ingredients	2,300	92
National Beverage *	2,352	117
Natural Grocers by Vitamin Cottage *	1,085	13
Natural Health Trends (A)	2,100	67
Nature’s Sunshine Products	437	6
Nu Skin Enterprises, Cl A	10,405	602
Nutraceutical International *	2,062	52
Oil-Dri Corp of America	210	8
Omega Protein *	3,866	97
Orchids Paper Products	800	22
Performance Food Group *	6,700	172
Pilgrim’s Pride (A)	11,607	268
Pinnacle Foods	21,400	1,084
Post Holdings *	11,869	1,006
PriceSmart	3,923	328
Primo Water *	4,100	47
Revlon, Cl A *	2,920	106
Rite Aid *	191,027	1,438
Sanderson Farms (A)	3,541	341
Seaboard *	57	184
Seneca Foods, Cl A *	462	14
Smart & Final Stores *	3,500	45
Snyder’s-Lance	14,353	507
SpartanNash	7,336	235
Spectrum Brands Holdings (A)	4,739	636
Sprouts Farmers Market *	25,700	579
SUPERVALU *	52,216	286
Tootsie Roll Industries (A)	3,118	119
TreeHouse Foods *	10,309	977
United Natural Foods *	9,698	442
Universal	4,145	249
US Foods Holding *	9,100	221
USANA Health Sciences *	816	112
Vector Group	15,019	335
Village Super Market, Cl A	462	15
WD-40	2,686	318
Weis Markets	1,704	87
WhiteWave Foods, Cl A *	32,852	1,821

		26,794

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Energy — 3.7%
Abraxas Petroleum *	16,494	$ 23
Adams Resources & Energy	300	11
Alon USA Energy	3,296	27
Antero Resources *	33,300	851
Archrock	14,083	155
Ardmore Shipping	2,100	15
Atwood Oceanics	9,540	75
Bill Barrett *(A)	6,264	42
Bristow Group	5,303	61
California Resources (A)	5,600	56
Callon Petroleum *	24,585	358
CARBO Ceramics (A)	2,350	29
Carrizo Oil & Gas *	10,009	383
Cheniere Energy *	37,765	1,620
Clayton Williams Energy *(A)	916	58
Clean Energy Fuels *(A)	20,388	89
Cobalt International Energy *	61,015	73
CONSOL Energy	43,300	790
Contango Oil & Gas *	2,535	24
Continental Resources *(A)	16,196	777
CVR Energy (A)	1,897	28
Delek US Holdings	12,509	220
Denbury Resources (A)	73,000	225
DHT Holdings	14,000	60
Diamondback Energy *	14,475	1,379
Dorian LPG *	6,000	32
Dril-Quip *	7,387	410
Eclipse Resources *	3,800	13
Energen	18,489	1,063
Ensco, Cl A	57,300	435
EP Energy, Cl A *	3,800	16
Era Group *	2,093	15
Evolution Petroleum	627	4
EXCO Resources *(A)	19,913	20
Exterran *	4,841	68
Fairmount Santrol Holdings *(A)	14,100	105
Forum Energy Technologies *	12,705	223
Frank’s International (A)	5,300	61
Frontline (A)	9,120	70
GasLog	8,650	118
Gener8 Maritime *	7,800	39
Geospace Technologies *	1,598	28
Golar LNG (A)	17,702	369
Green Plains Renewable Energy	5,590	136
Gulfport Energy *	24,081	689
Helix Energy Solutions Group *	19,569	147
HollyFrontier	29,754	770
Hornbeck Offshore Services *(A)	4,612	25
Jones Energy, Cl A *	2,600	7
Kosmos Energy *	24,375	151
Laredo Petroleum *(A)	25,089	308

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Matador Resources *	15,400	$ 353
Matrix Service *	4,781	88
McDermott International *	48,370	253
Memorial Resource Development *	18,300	264
Nabors Industries	54,300	540
Natural Gas Services Group *	3,844	91
Navios Maritime Acquisition	9,600	14
Newpark Resources *	18,020	127
Noble	44,100	254
Nordic American Tankers (A)	16,977	174
Northern Oil And Gas *(A)	7,039	23
Oasis Petroleum *	34,497	327
Oceaneering International	18,946	502
Oil States International *	9,399	292
Overseas Shipholding Group, Cl A	8,900	96
Pacific Ethanol *	2,400	16
Panhandle Oil and Gas, Cl A	1,682	29
Par Petroleum *	3,900	48
Parker Drilling *	16,551	36
Parsley Energy, Cl A *	30,900	1,046
Patterson-UTI Energy	26,822	523
PBF Energy, Cl A	18,177	398
PDC Energy *	8,393	557
PHI *	1,443	27
Pioneer Energy Services *	9,836	33
QEP Resources	44,300	846
Renewable Energy Group *	10,800	97
REX American Resources *	800	64
Rice Energy *	22,000	579
RigNet *	1,441	18
Ring Energy *	10,100	100
Rowan, Cl A	21,700	270
RPC *(A)	10,999	169
RSP Permian *	14,000	547
Sanchez Energy *(A)	12,530	108
Scorpio Tankers	31,743	155
SEACOR Holdings *	2,574	151
Seadrill *(A)	66,300	160
SemGroup, Cl A	9,844	306
Ship Finance International (A)	11,476	173
SM Energy	16,513	626
Superior Energy Services	29,060	489
Synergy Resources *	30,062	197
Targa Resources	29,159	1,271
Teekay (A)	7,454	54
Teekay Tankers, Cl A	18,023	47
Tesco	5,269	36
TETRA Technologies *	16,405	99
Tidewater (A)	6,246	20
Unit *	8,395	143
US Silica Holdings	12,126	476
W&T Offshore *	3,238	6

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weatherford International *	165,700	$ 906
Western Refining (A)	15,699	395
Westmoreland Coal *	2,400	18
Whiting Petroleum *	39,660	289
World Fuel Services	12,541	559
WPX Energy *	61,700	740

		28,976

Financials — 15.5%
1st Source	3,958	140
Access National	1,600	36
Alleghany *	2,767	1,484
Allegiance Bancshares *	3,400	89
Allied World Assurance Holdings	16,112	654
Ally Financial	83,900	1,681
Altisource Residential, Cl B ‡	11,300	124
Ambac Financial Group *	8,400	152
American Capital Agency ‡	60,921	1,176
American Capital Mortgage Investment ‡	7,965	136
American Equity Investment Life Holding	14,478	255
American Financial Group	12,653	951
American National Bankshares	1,206	32
American National Insurance	1,331	155
Ameris Bancorp	5,752	200
AMERISAFE	3,033	182
Ames National	697	19
AmTrust Financial Services	15,918	422
Annaly Capital Management ‡	188,615	2,020
Anworth Mortgage Asset ‡	20,368	100
Apollo Commercial Real Estate Finance ‡	14,537	237
Apollo Residential Mortgage ‡	4,987	68
Arch Capital Group *	21,636	1,751
Ares Commercial Real Estate ‡	4,800	60
Argo Group International Holdings	5,427	308
Arlington Asset Investment, Cl A	3,412	51
ARMOUR Residential ‡	7,624	170
Arrow Financial	2,062	67
Artisan Partners Asset Management, Cl A	6,300	165
Aspen Insurance Holdings	10,595	487
Associated Banc	27,586	547
Associated Capital Group	822	27
Assured Guaranty	23,887	663
Astoria Financial	16,365	250
Atlantic Capital Bancshares *	4,300	66
Atlas Financial Holdings *	2,600	46
Axis Capital Holdings	17,468	993
Baldwin & Lyons, Cl B	1,481	37
Banc of California	8,100	181
BancFirst	1,025	70
Banco Latinoamericano de Comercio Exterior, Cl E	5,312	153
Bancorp *	3,104	19

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bancorpsouth	16,982	$ 423
Bank Mutual	9,599	75
Bank of Hawaii	8,224	592
Bank of Marin Bancorp	907	44
Bank of the Ozarks	16,070	630
BankFinancial	6,097	75
BankUnited	19,196	617
Banner	6,251	277
Bar Harbor Bankshares	1,900	70
BBX Capital, Cl A *	521	10
Bear State Financial	3,600	34
Beneficial Bancorp	12,788	193
Berkshire Hills Bancorp	6,050	169
BGC Partners, Cl A	38,836	341
Blue Hills Bancorp	4,700	69
BNC Bancorp	7,600	187
BofI Holding *(A)	11,936	257
BOK Financial (A)	4,993	345
Boston Private Financial Holdings	13,415	173
Bridge Bancorp	3,412	102
Brookline Bancorp	14,374	172
Brown & Brown	21,776	816
Bryn Mawr Bank	4,322	139
BSB Bancorp *	1,200	29
Calamos Asset Management, Cl A	4,282	30
Camden National	2,039	94
Capital Bank Financial, Cl A	2,860	90
Capital City Bank Group	800	11
Capitol Federal Financial	26,187	377
Capstead Mortgage ‡	18,718	186
Cardinal Financial	4,941	133
Carolina Financial	2,000	43
Cascade Bancorp *	915	6
Cash America International	4,479	195
Cathay General Bancorp	14,115	443
CBOE Holdings	15,238	1,047
Centerstate Banks	9,585	172
Central Pacific Financial	6,910	177
Charter Financial	2,200	29
Chemical Financial (A)	7,399	342
Chimera Investment ‡	36,165	596
CIT Group	36,837	1,359
Citizens, Cl A *(A)	7,833	85
Citizens & Northern	1,840	40
City Holding	3,385	171
Clifton Bancorp	3,100	46
CNA Financial	5,975	199
CNB Financial	2,048	41
CNO Financial Group	34,625	563
CoBiz Financial	5,671	74
Codorus Valley Bancorp	1,600	33
Cohen & Steers	3,936	166

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Colony Financial ‡	21,700	$ 401
Columbia Banking System	10,209	337
Commerce Bancshares	14,937	757
Community Bank System	8,002	380
Community Trust Bancorp	3,393	125
CommunityOne Bancorp *(A)	2,500	34
ConnectOne Bancorp	6,383	114
Cowen Group, Cl A *(A)	14,521	54
Crawford, Cl B	3,520	40
Credit Acceptance *	1,712	342
CU Bancorp *	3,900	94
Cullen/Frost Bankers	10,205	744
Customers Bancorp *	4,070	109
CVB Financial	18,579	331
CYS Investments ‡	29,962	264
Diamond Hill Investment Group	554	105
Dime Community Bancshares	5,583	99
Dynex Capital ‡	6,593	48
Eagle Bancorp *	5,706	295
East West Bancorp	26,366	979
Eaton Vance	20,925	838
eHealth *	1,874	21
EMC Insurance Group	1,050	29
Employers Holdings	5,274	161
Encore Capital Group *(A)	5,075	109
Endurance Specialty Holdings	11,651	767
Enova International *	3,366	32
Enstar Group *	2,251	375
Enterprise Bancorp	1,148	29
Enterprise Financial Services	4,849	149
Erie Indemnity, Cl A	4,487	458
Essent Group *	13,300	354
EverBank Financial	19,024	365
Evercore Partners, Cl A	7,376	378
Everest Re Group	7,744	1,498
Ezcorp, Cl A *	7,457	77
FactSet Research Systems	7,386	1,315
Farmers Capital Bank	1,300	39
Farmers National Banc	4,900	49
FBL Financial Group, Cl A	1,682	111
FCB Financial Holdings, Cl A *	5,600	214
Federal Agricultural Mortgage, Cl C	1,988	81
Federated Investors, Cl B	17,970	580
Federated National Holding	1,300	24
Fidelity & Guaranty Life (A)	2,700	64
Fidelity Southern	3,513	63
Financial Engines (A)	9,864	315
Financial Institutions	1,767	47
First American Financial	20,372	878
First Bancorp	7,697	163
First BanCorp *	18,716	92
First Busey	7,436	174

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Business Financial Services	1,000	$ 23
First Cash Financial Services	4,958	256
First Citizens BancShares, Cl A	1,491	425
First Commonwealth Financial	15,201	155
First Community Bancshares	4,442	106
First Connecticut Bancorp	4,848	85
First Defiance Financial	2,292	104
First Financial	1,612	66
First Financial Bancorp	11,549	252
First Financial Bankshares (A)	11,056	405
First Foundation *	4,000	100
First Horizon National	43,700	672
First Interstate Bancsystem, Cl A	4,412	136
First Merchants	8,633	234
First Midwest Bancorp	14,942	292
First NBC Bank Holding *	2,500	33
First of Long Island	3,330	109
First Republic Bank	26,943	2,074
Flagstar Bancorp *	4,600	129
Flushing Financial	4,470	104
FNB (Pennsylvania)	38,801	485
FNF Group	48,558	1,830
FNFV Group *	15,962	206
Franklin Financial Network *	2,800	97
Fulton Financial	33,712	487
Gain Capital Holdings	5,300	34
GAMCO Investors, Cl A	822	25
Genworth Financial, Cl A *	98,400	465
German American Bancorp	3,444	127
Glacier Bancorp	13,280	398
Global Indemnity, Cl A *	1,002	29
Great Ajax	2,900	40
Great Southern Bancorp	1,299	55
Great Western Bancorp	11,700	401
Green Bancorp *	4,100	42
Green Dot, Cl A *	8,955	208
Greenhill	3,971	91
Greenlight Capital Re, Cl A *	6,409	137
Guaranty Bancorp	4,005	74
Hancock Holding	15,214	496
Hanmi Financial	5,678	149
Hannon Armstrong Sustainable Infrastructure Capital ‡	7,100	170
Hanover Insurance Group	8,117	635
HCI Group	915	29
Heartland Financial USA	4,975	181
Heritage Commerce	3,100	36
Heritage Financial	4,271	79
Heritage Insurance Holdings	3,800	52
Heritage Oaks Bancorp	1,400	11
Hilltop Holdings *	13,838	313
Hingham Institution for Savings	300	39

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Home Bancorp	1,200	$ 35
Home BancShares	22,292	522
HomeStreet *	4,372	114
HomeTrust Bancshares *	4,102	78
Hope Bancorp	21,995	378
Horace Mann Educators	7,614	278
Horizon Bancorp	2,500	70
Houlihan Lokey, Cl A	3,400	84
Huntington Bancshares	1	—
Iberiabank	7,584	522
Independent Bank	7,602	304
Independent Bank Group	2,100	92
Infinity Property & Casualty	2,414	203
Interactive Brokers Group, Cl A	11,727	421
International Bancshares	9,350	277
International FCStone *	3,268	118
Invesco Mortgage Capital ‡	19,071	300
Investment Technology Group	6,017	93
Investors Bancorp	54,343	666
iStar Financial *‡	16,418	177
James River Group Holdings	2,700	99
Janus Capital Group	25,412	378
KCG Holdings, Cl A *	9,853	142
Kearny Financial	19,637	269
Kemper	7,036	263
Ladder Capital, Cl A	9,219	122
Ladenburg Thalmann Financial Services *(A)	12,600	29
Lakeland Bancorp	8,293	113
Lakeland Financial	4,957	178
Lazard, Cl A	23,131	857
LegacyTexas Financial Group	8,610	261
LendingClub *(A)	61,500	333
LendingTree *	1,500	146
Live Oak Bancshares (A)	6,000	85
LPL Financial Holdings (A)	15,462	460
Macatawa Bank	5,200	40
Maiden Holdings	11,023	152
MainSource Financial Group	4,890	118
Markel *	2,613	2,433
MarketAxess Holdings	6,952	1,172
Marlin Business Services	322	6
MB Financial	12,726	499
MBIA *	22,582	182
Mercantile Bank	2,257	60
Merchants Bancshares	207	7
Mercury General	4,578	249
Meridian Bancorp	11,227	175
Meta Financial Group	2,100	129
MFA Financial ‡	70,297	543
MGIC Investment *	66,018	534
MidWestOne Financial Group	769	23
Moelis, Cl A	4,000	108

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Morningstar	3,120	$ 259
Mortgage Investment Trust ‡	7,588	120
MSCI, Cl A	16,869	1,520
National Bank Holdings, Cl A	4,600	110
National Bankshares (A)	1,036	37
National Commerce *	1,700	46
National General Holdings	8,000	182
National Interstate	924	30
National Western Life Group, Cl A	341	66
Nationstar Mortgage Holdings *(A)	6,046	96
Navigators Group	2,083	196
NBT Bancorp	9,108	294
Nelnet, Cl A	4,531	160
New Residential Investments ‡	43,350	622
New York Community Bancorp (A)	87,539	1,323
New York Mortgage Trust ‡	16,838	102
NewStar Financial *	3,393	38
Nicolet Bankshares *	2,000	75
NMI Holdings, Cl A *	5,900	47
Northfield Bancorp	6,705	107
Northrim BanCorp	1,300	33
NorthStar Asset Management Group	32,958	410
Northwest Bancshares	18,499	287
OceanFirst Financial	5,588	111
Ocwen Financial *	20,161	72
OFG Bancorp	5,625	61
Old National Bancorp	26,794	379
Old Republic International	45,944	884
Old Second Bancorp	9,000	73
OM Asset Management	9,900	134
On Deck Capital *	11,400	72
OneBeacon Insurance Group, Cl A	4,135	59
OneMain Holdings, Cl A *	10,500	326
Oppenheimer Holdings, Cl A	2,164	35
Opus Bank	3,100	108
Orchid Island Capital, Cl A ‡	6,800	71
Oritani Financial	7,124	114
Owens Realty Mortgage ‡	2,000	34
Pacific Continental	2,665	44
Pacific Premier Bancorp *	5,100	138
PacWest Bancorp	21,942	950
Park National (A)	2,405	230
Park Sterling	13,570	115
Peapack Gladstone Financial	2,654	53
Penns Woods Bancorp	652	29
PennyMac Financial Services, Cl A *	1,100	18
PennyMac Mortgage Investment Trust ‡	14,063	214
Peoples Bancorp	4,910	117
Peoples Financial Services (A)	900	35
People’s Utah Bancorp	2,500	49
PHH *	9,932	152
PICO Holdings *	2,621	29

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pinnacle Financial Partners	8,125	$ 461
Piper Jaffray *	2,277	101
PJT Partners (A)	3,200	79
Popular	17,856	702
PRA Group *	8,058	258
Preferred Bank	1,937	68
Primerica	8,429	480
PrivateBancorp, Cl A	14,719	676
ProAssurance	10,325	568
Prosperity Bancshares	12,269	681
Provident Financial Services	11,979	258
QCR Holdings	3,400	106
Radian Group	41,848	574
Raymond James Financial	23,181	1,348
Redwood Trust ‡	16,405	243
Regional Management *	700	15
Reinsurance Group of America, Cl A	12,016	1,290
RenaissanceRe Holdings	8,006	958
Renasant	7,360	261
Republic Bancorp, Cl A	1,298	42
Resource Capital ‡	3,376	45
RLI	7,382	524
S&T Bancorp	7,532	217
Safeguard Scientifics *	3,396	48
Safety Insurance Group	2,931	195
Sandy Spring Bancorp	4,647	147
Santander Consumer USA Holdings *	18,600	234
Seacoast Banking Corporation of Florida *	3,898	64
SEI (C)	23,219	1,070
Selective Insurance Group	10,084	402
ServisFirst Bancshares	4,700	246
Sierra Bancorp	2,978	54
Signature Bank NY *	9,870	1,204
Simmons First National, Cl A	5,418	272
SLM *	81,900	607
South State	4,786	364
Southside Bancshares	3,911	128
Southwest Bancorp	3,479	68
Starwood Property Trust ‡	41,980	961
State Auto Financial	1,890	43
State Bank Financial	6,384	147
State National	5,800	59
Sterling Bancorp	23,434	418
Stewart Information Services	4,241	194
Stifel Financial *	11,382	448
Stock Yards Bancorp	4,702	150
Stonegate Bank	1,200	39
Suffolk Bancorp	2,000	71
Summit Financial Group (A)	1,700	33
Sun Bancorp	2,132	49
SVB Financial Group *	9,882	1,097
Synovus Financial	23,092	764

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Talmer Bancorp, Cl A	10,900	$ 254
TCF Financial	28,739	421
TD Ameritrade Holding	47,073	1,547
Territorial Bancorp	773	22
Texas Capital Bancshares *	8,923	469
TFS Financial	12,343	224
Third Point Reinsurance *	11,800	154
Thomson Reuters	55,485	2,302
Tiptree Financial	9,700	53
Tompkins Financial	2,405	178
Towne Bank	11,580	275
TriCo Bancshares	4,809	130
TriState Capital Holdings *	2,600	39
Triumph Bancorp *	4,500	86
Trupanion *	800	12
TrustCo Bank NY	22,326	159
Trustmark	13,139	373
Two Harbors Investment ‡	61,540	548
UMB Financial	8,245	501
Umpqua Holdings	41,931	689
Union Bankshares	8,742	243
United Bankshares	11,683	460
United Community Banks	13,574	285
United Community Financial	4,200	27
United Development Funding IV ‡(A)	4,700	15
United Financial Bancorp	11,373	159
United Fire Group	4,071	176
United Insurance Holdings	1,900	30
Universal Insurance Holdings	5,200	129
Univest Corp of Pennsylvania	4,715	110
Validus Holdings	13,826	702
Valley National Bancorp	46,670	450
Virtu Financial, Cl A	2,900	47
Virtus Investment Partners (A)	1,600	146
Voya Financial	37,500	1,096
Waddell & Reed Financial, Cl A	16,402	305
Walker & Dunlop *	4,123	109
Walter Investment Management *	4,636	18
Washington Federal	18,236	483
Washington Trust Bancorp	2,270	96
WashingtonFirst Bankshares	1,600	40
Waterstone Financial	4,000	68
Webster Financial	17,551	678
WesBanco	7,424	243
West Bancorporation	1,985	39
Westamerica Bancorporation (A)	4,755	242
Western Alliance Bancorp *	17,961	686
Western Asset Mortgage Capital ‡(A)	6,644	70
Westwood Holdings Group	928	46
White Mountains Insurance Group	855	705
Wintrust Financial	9,449	525
WisdomTree Investments (A)	19,675	207

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WMIH *(A)	36,200	$ 90
World Acceptance *(A)	976	47
WR Berkley	18,024	1,070
WSFS Financial	5,829	227
Yadkin Financial	9,300	243
Your Community Bankshares	1,000	39

		121,774

Health Care — 11.4%
AAC Holdings *	1,600	31
Abaxis	4,493	225
ABIOMED *	7,612	898
Acadia Healthcare *(A)	13,087	670
ACADIA Pharmaceuticals *	18,500	594
Accelerate Diagnostics *(A)	4,900	107
Acceleron Pharma *	4,900	147
Accuray *	14,863	79
Aceto	4,717	95
Achillion Pharmaceuticals *	23,198	192
Aclaris Therapeutics *	1,900	38
Acorda Therapeutics *	7,142	172
Adamas Pharmaceuticals *	3,000	41
Addus HomeCare *	2,200	53
Adeptus Health, Cl A *	2,200	94
Aduro Biotech *(A)	7,800	110
Advaxis *	4,700	54
Adverum Biotechnologies *	1,300	5
Aerie Pharmaceuticals *	4,500	87
Agenus *	16,000	99
Agios Pharmaceuticals *	5,400	199
Aimmune Therapeutics *(A)	6,400	95
Air Methods *	7,077	249
Akebia Therapeutics *	4,100	33
Akorn *	15,327	413
Albany Molecular Research *	3,800	56
Alder Biopharmaceuticals *	8,400	277
Alere *	15,621	611
Align Technology *	13,713	1,274
Alkermes *	28,053	1,228
Allscripts Healthcare Solutions *	34,653	447
Almost Family *	1,009	37
Alnylam Pharmaceuticals *	14,289	998
AMAG Pharmaceuticals *	6,003	143
Amedisys *	5,671	273
American Renal Associates Holdings *	1,700	36
Amicus Therapeutics *	29,200	195
AMN Healthcare Services *	8,709	316
Amphastar Pharmaceuticals *	7,300	139
Amsurg, Cl A *	9,966	647
Analogic	2,420	215
AngioDynamics *	7,370	122
ANI Pharmaceuticals *	2,100	125

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Anika Therapeutics *	3,070	$ 145
Anthera Pharmaceuticals *(A)	9,700	28
Applied Genetic Technologies *	2,500	32
Aptevo Therapeutics *	2,492	7
Aratana Therapeutics *(A)	6,400	57
Ardelyx *	4,600	46
Arena Pharmaceuticals *	39,753	62
ARIAD Pharmaceuticals *	34,224	354
Array BioPharma *	20,560	71
Arrowhead Pharmaceuticals *(A)	11,600	80
Atara Biotherapeutics *	3,400	66
athenahealth *(A)	7,392	905
Athersys *	15,300	29
AtriCure *	6,020	93
Atrion	230	104
Avexis *	1,600	57
AxoGen *	6,100	55
Axovant Sciences *	7,100	117
Bellicum Pharmaceuticals *	6,500	112
BioCryst Pharmaceuticals *	13,600	56
BioMarin Pharmaceutical *	32,146	3,018
Bio-Rad Laboratories, Cl A *	3,953	588
BioScrip *	21,711	56
BioSpecifics Technologies *	1,400	51
Bio-Techne	7,025	740
BioTelemetry *	5,500	102
BioTime *	5,100	15
Bluebird Bio *(A)	6,800	336
Blueprint Medicines *	2,700	75
Brookdale Senior Living, Cl A *	33,209	572
Bruker	20,632	461
Cambrex *	5,360	230
Cantel Medical	6,577	497
Capital Senior Living *	5,312	91
Cara Therapeutics *	4,500	24
Cardiovascular Systems *	6,125	150
Castlight Health, Cl B *	2,800	12
Catalent *	19,400	489
Celldex Therapeutics *(A)	15,756	52
Cellular Biomedicine Group *(A)	2,500	35
Cempra *(A)	8,500	186
Cepheid *	13,969	479
Cerus *(A)	15,197	96
Charles River Laboratories International *	8,906	741
Chemed	2,845	384
ChemoCentryx *	2,000	10
Chimerix *	7,900	38
Civitas Solutions *	3,000	55
Clovis Oncology *(A)	6,666	165
Coherus Biosciences *	4,900	146
Collegium Pharmaceutical *(A)	2,700	22
Community Health Systems *	21,729	232

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Computer Programs & Systems (A)	1,702	$ 44
Concert Pharmaceuticals *	3,900	38
ConforMIS *	3,300	26
CONMED	5,108	208
Cooper	8,834	1,642
Corcept Therapeutics *	13,100	70
CorVel *	1,434	55
Cotiviti Holdings *	4,000	133
Cross Country Healthcare *	5,079	62
CryoLife	5,045	80
Curis *	28,500	50
Cutera *	4,700	51
Cynosure, Cl A *	4,339	226
Cytokinetics *(A)	8,500	103
CytomX Therapeutics *	4,000	47
CytRx *	6,500	4
Depomed *	11,355	230
Dermira *	4,600	143
DexCom *	15,224	1,387
Diplomat Pharmacy *(A)	7,900	247
Durect *	31,600	53
Dynavax Technologies *	5,889	92
Eagle Pharmaceuticals *(A)	1,300	78
Editas Medicine *	2,000	34
Egalet *(A)	4,500	31
Emergent Biosolutions *	4,984	133
Enanta Pharmaceuticals *	3,300	73
Endocyte *	4,870	15
Endologix *(A)	15,995	194
Ensign Group	10,436	196
Envision Healthcare Holdings *	34,300	736
Enzo Biochem *	10,000	56
Epizyme *	9,700	71
Esperion Therapeutics *(A)	2,500	27
Evolent Health, Cl A *	2,200	55
Exact Sciences *(A)	20,654	381
Exactech *	1,239	34
Exelixis *	41,500	463
FibroGen *	9,800	170
Five Prime Therapeutics *	4,400	194
Flexion Therapeutics *	3,700	62
Fluidigm *	4,553	41
Foundation Medicine *	2,952	61
Galena Biopharma *(A)	54,200	22
Genesis Healthcare, Cl A *	2,900	7
GenMark Diagnostics *	5,900	50
Genomic Health *	2,897	77
Geron *(A)	23,970	64
Glaukos *	2,500	75
Global Blood Therapeutics *	3,201	54
Globus Medical, Cl A *	12,200	283
Haemonetics *	9,847	366

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Halozyme Therapeutics *(A)	21,658	$ 212
Halyard Health *	8,300	303
HealthEquity *	8,900	290
HealthSouth	17,041	694
HealthStream *	5,964	159
Healthways *	6,021	151
Heron Therapeutics *(A)	5,000	93
Heska *	1,900	104
Hill-Rom Holdings	11,801	700
HMS Holdings *	17,331	378
Horizon Pharma *(A)	29,600	556
ICU Medical *	2,627	328
Idera Pharmaceuticals *	7,600	15
Idexx Laboratories *	16,502	1,859
Ignyta *	5,200	29
Immune Design *	3,200	23
ImmunoGen *(A)	15,452	43
Immunomedics *(A)	26,657	74
Impax Laboratories *	13,488	326
Imprivata *	3,800	73
IMS Health Holdings *	28,900	862
INC Research Holdings, Cl A *	7,800	340
Incyte *	30,071	2,439
Infinity Pharmaceuticals *	6,394	10
Innoviva (A)	17,709	196
Inogen *	3,000	174
Inotek Pharmaceuticals *(A)	3,500	25
Inovalon Holdings, Cl A *(A)	10,600	166
Inovio Pharmaceuticals *(A)	16,000	147
Insmed *	11,100	144
Insulet *	10,121	428
Insys Therapeutics *(A)	3,800	54
Integer Holdings *	5,730	139
Integra LifeSciences Holdings *	5,552	480
Intercept Pharmaceuticals *(A)	2,976	441
Intersect ENT *	4,900	77
Intra-Cellular Therapies, Cl A *	7,100	286
Intrexon *(A)	11,400	288
Invacare	6,889	82
Invitae *	4,500	35
InVivo Therapeutics Holdings *(A)	4,100	29
Ionis Pharmaceuticals *(A)	21,894	649
Ironwood Pharmaceuticals, Cl A *	22,154	296
Juno Therapeutics *(A)	11,600	343
K2M Group Holdings *	4,900	78
Karyopharm Therapeutics *	5,000	50
Keryx Biopharmaceuticals *(A)	17,594	72
Kindred Healthcare	14,973	165
Kite Pharma *(A)	7,700	444
La Jolla Pharmaceutical *	3,000	49
Landauer	2,073	99
Lannett *(A)	5,200	176

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LeMaitre Vascular	4,100	$ 75
Lexicon Pharmaceuticals *(A)	9,305	129
LHC Group *	2,284	81
LifePoint Hospitals *	7,596	430
Ligand Pharmaceuticals, Cl B *(A)	3,728	385
Lion Biotechnologies *	7,000	56
Loxo Oncology *	2,300	63
Luminex *	8,555	180
MacroGenics *	5,400	161
Magellan Health Services *	4,540	259
MannKind *(A)	34,843	28
Masimo *	7,693	455
Medicines *	12,457	488
MediciNova *(A)	5,900	35
Medidata Solutions *	10,594	573
Medivation *	29,508	2,377
MEDNAX *	16,956	1,115
Meridian Bioscience	7,741	151
Merit Medical Systems *	7,375	179
Merrimack Pharmaceuticals *(A)	23,500	109
Mettler Toledo International *	4,982	2,008
MiMedx Group *(A)	16,900	122
Minerva Neurosciences *	3,700	45
Mirati Therapeutics *	2,400	12
Molina Healthcare *	8,436	454
Momenta Pharmaceuticals *	11,154	134
MyoKardia *	2,200	48
Myriad Genetics *	12,426	253
NanoString Technologies *	3,500	57
Natera *(A)	7,200	72
National Healthcare	2,094	136
National Research, Cl A	312	5
Natus Medical *	5,958	232
Nektar Therapeutics *	23,495	419
Neogen *	6,380	377
NeoGenomics *	13,300	107
Neurocrine Biosciences *	15,900	771
Nevro *(A)	4,800	453
NewLink Genetics *	3,916	40
Nobilis Health *(A)	15,000	52
Novavax *(A)	49,853	341
Novocure *(A)	9,000	69
NuVasive *	9,178	601
NxStage Medical *	13,347	305
Ocular Therapeutix *	1,700	11
Omeros *(A)	5,200	56
Omnicell *	6,412	241
OncoMed Pharmaceuticals *	1,500	15
Ophthotech *	5,400	285
OPKO Health *(A)	61,984	564
OraSure Technologies *	14,539	125
Organovo Holdings *(A)	16,500	64

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orthofix International *	3,940	$ 178
Osiris Therapeutics (A)	4,100	21
Otonomy *	4,600	76
OvaScience *	2,500	15
Owens & Minor	11,039	379
Oxford Immunotec Global *	1,500	16
Pacific Biosciences of California *(A)	15,900	132
Pacira Pharmaceuticals *	6,345	251
Paratek Pharmaceuticals *	3,300	44
PAREXEL International *	10,246	697
PDL BioPharma	31,600	92
Penumbra *	4,800	339
Pfenex *	4,300	31
PharMerica *	6,850	173
Phibro Animal Health, Cl A	3,700	90
Portola Pharmaceuticals, Cl A *	8,000	163
PRA Health Sciences *	5,200	263
Premier, Cl A *	8,800	279
Press Ganey Holdings *	4,800	193
Prestige Brands Holdings *	10,079	485
Progenics Pharmaceuticals *	11,596	73
Prothena *(A)	6,200	310
Providence Service *	2,458	116
PTC Therapeutics *	5,200	43
Puma Biotechnology *(A)	4,200	248
QIAGEN *	42,248	1,120
Quality Systems	7,215	85
Quidel *	5,012	109
Quintiles Transnational Holdings *	15,300	1,183
Quorum Health *	8,332	51
Radius Health *(A)	5,800	318
RadNet *	3,900	26
Raptor Pharmaceutical *	13,007	97
REGENXBIO *(A)	4,100	48
Regulus Therapeutics *(A)	3,400	11
Relypsa *	6,200	198
Repligen *	6,722	208
ResMed (A)	26,299	1,754
Retrophin *	5,400	86
Revance Therapeutics *(A)	2,600	37
Rigel Pharmaceuticals *	17,759	60
Rockwell Medical *(A)	10,000	73
RTI Surgical *	6,918	22
Sage Therapeutics *	4,700	175
Sangamo BioSciences *	11,070	47
Sarepta Therapeutics *(A)	7,600	198
Sciclone Pharmaceuticals *	11,601	117
Seattle Genetics *	17,700	789
Select Medical Holdings *	18,465	219
Seres Therapeutics *(A)	3,300	35
Sorrento Therapeutics *(A)	4,400	29
Spark Therapeutics *(A)	3,100	175

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spectranetics *	8,424	$ 207
Spectrum Pharmaceuticals *	16,579	88
STAAR Surgical *	5,378	47
Stemline Therapeutics *	900	7
Sucampo Pharmaceuticals, Cl A *	5,500	60
Supernus Pharmaceuticals *	10,200	218
Surgery Partners *	3,500	67
Surgical Care Affiliates *	4,800	198
Surmodics *	2,444	70
Synergy Pharmaceuticals *(A)	41,915	198
Tandem Diabetes Care *	1,500	11
Team Health Holdings *	12,708	423
Teladoc *(A)	4,000	71
Teleflex	8,102	1,483
Teligent *(A)	6,200	46
Tenet Healthcare *	14,900	356
TESARO *(A)	4,900	415
Tetraphase Pharmaceuticals *	5,400	21
TG Therapeutics *(A)	7,600	48
TherapeuticsMD *(A)	30,100	207
Theravance Biopharma (A)	6,345	180
TransEnterix *	13,500	18
Trevena *	10,400	71
Triple-S Management, Cl B *	5,566	122
Trovagene *	9,900	49
Ultragenyx Pharmaceutical *	6,700	442
United Therapeutics *	8,364	1,023
Universal American	7,316	52
US Physical Therapy	1,926	121
Utah Medical Products	1,200	76
Vanda Pharmaceuticals *	9,100	140
Vascular Solutions *	2,718	131
VCA Antech *	14,783	1,047
Veeva Systems, Cl A *	17,300	708
Versartis *(A)	5,400	67
Vitae Pharmaceuticals *	7,900	55
Vital Therapies *	4,300	25
Vocera Communications *	6,142	100
Voyager Therapeutics *	2,400	29
VWR *	14,500	405
WaVe Life Sciences *	2,100	52
WellCare Health Plans *	8,166	920
West Pharmaceutical Services	13,130	1,074
Wright Medical Group *	20,678	512
XBiotech *(A)	4,800	62
Xencor *	7,400	156
Zafgen *	3,500	10
Zeltiq Aesthetics *(A)	6,800	259
ZIOPHARM Oncology *(A)	18,646	95
Zogenix *	5,700	50

		89,382

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Industrials — 12.0%
AAON	6,950	$ 197
AAR	5,729	141
ABM Industries	10,255	394
Acacia Research	8,749	52
ACCO Brands *	23,129	231
Actuant, Cl A	11,042	263
Advanced Drainage Systems (A)	6,500	150
Advisory Board *	8,484	358
AECOM Technology *	28,148	868
Aegion, Cl A *	7,603	141
Aerojet Rocketdyne Holdings *	12,579	226
Aerovironment *	3,825	95
AGCO	12,923	627
Air Lease, Cl A	17,331	509
Air Transport Services Group *	10,936	158
Aircastle	8,557	185
Alamo Group	2,135	138
Albany International, Cl A	5,898	250
Allegiant Travel, Cl A	2,450	339
Allison Transmission Holdings, Cl A	25,976	721
Altra Industrial Motion	5,589	158
AMERCO	1,100	378
Ameresco, Cl A *	779	4
American Railcar Industries (A)	1,277	53
American Science & Engineering	955	35
American Woodmark *	2,484	216
AO Smith	13,458	1,298
Apogee Enterprises	5,411	262
Applied Industrial Technologies	7,261	345
ARC Document Solutions *	4,300	15
ArcBest	3,290	60
Argan	1,879	90
Armstrong Flooring *	3,038	63
Armstrong World Industries *	8,677	377
Astec Industries	3,163	186
Astronics *	3,274	147
Astronics, Cl B *	1,013	45
Atlas Air Worldwide Holdings *	4,769	177
Avis Budget Group *	15,460	559
AZZ	4,696	312
B/E Aerospace	18,630	942
Babcock & Wilcox Enterprises *	8,162	133
Barnes Group	9,852	407
Barrett Business Services	834	39
Beacon Roofing Supply *	10,670	491
BMC Stock Holdings *	10,900	217
Brady, Cl A	7,827	262
Briggs & Stratton	6,749	128
Brink’s	9,606	351
Builders FirstSource *	14,970	206
BWX Technologies	17,124	665

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Caesarstone *	4,600	$ 181
CAI International *	1,272	10
Carlisle	11,677	1,224
Casella Waste Systems, Cl A *	11,391	104
CBIZ *	11,445	129
CEB	6,461	389
Ceco Environmental	5,647	62
Celadon Group	3,375	26
Chart Industries *	6,872	207
Chicago Bridge & Iron	18,492	551
CIRCOR International	3,715	219
CLARCOR	8,523	558
Clean Harbors *	10,376	496
Colfax *	18,889	561
Columbus McKinnon	2,465	43
Comfort Systems USA	6,991	198
Continental Building Products *	6,600	147
Copa Holdings, Cl A (A)	5,828	445
Copart *	17,850	911
Costamare (A)	5,100	45
Covanta Holding	21,258	317
Covenant Transportation Group, Cl A *	3,300	64
CRA International *	2,105	57
Crane	9,029	581
CSW Industrials *	2,600	84
Cubic	4,689	220
Curtiss-Wright	8,278	744
Deluxe	9,454	644
DigitalGlobe *	11,232	304
Donaldson	24,146	907
Douglas Dynamics	4,222	135
Ducommun *	1,000	24
DXP Enterprises *	1,662	47
Dycom Industries *	5,907	479
Dynamic Materials	3,900	43
Echo Global Logistics *	4,586	118
EMCOR Group	11,087	635
Encore Wire	3,103	120
Energous *(A)	3,000	54
Energy Recovery *	10,200	123
EnerNOC *	4,160	24
EnerSys	7,883	555
Engility Holdings *	3,410	102
Ennis	3,488	58
EnPro Industries	4,668	252
ESCO Technologies	5,477	247
Essendant	7,137	138
Esterline Technologies *	5,090	392
ExOne *(A)	1,900	26
Exponent	4,786	241
Federal Signal	9,547	125
Forward Air	6,318	291

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Franklin Covey *	404	$ 7
Franklin Electric	8,781	336
FreightCar America	1,733	25
FTI Consulting *	8,168	362
FuelCell Energy *	2,863	15
G&K Services, Cl A	3,439	335
GATX (A)	7,552	331
Generac Holdings *	12,145	453
General Cable	8,737	141
Genesee & Wyoming, Cl A *	10,474	712
Gibraltar Industries *	6,160	235
Global Brass & Copper Holdings	5,100	143
GMS *	1,400	34
Gorman-Rupp	4,077	111
GP Strategies *	2,500	60
Graco	10,235	754
Graham	796	15
Granite Construction	6,811	327
Great Lakes Dredge & Dock *	9,180	35
Greenbrier (A)	5,123	174
Griffon	4,237	73
H&E Equipment Services	5,625	90
Harsco	15,128	150
Hawaiian Holdings *	9,880	464
HD Supply Holdings *	38,100	1,376
Healthcare Services Group	13,439	543
Heartland Express	9,772	186
Heico	3,981	271
HEICO, Cl A	7,700	438
Heidrick & Struggles International	2,952	55
Herc Holdings *	4,367	148
Heritage-Crystal Clean *	1,200	17
Herman Miller	11,043	398
Hertz Global Holdings *	13,102	645
Hexcel	17,698	794
Hillenbrand	10,385	334
HNI	8,849	494
Hub Group, Cl A *	5,762	235
Hubbell, Cl B	10,389	1,125
Huntington Ingalls Industries	8,659	1,430
Hurco	1,235	33
Huron Consulting Group *	4,011	252
Hyster-Yale Materials Handling	2,002	104
ICF International *	4,368	183
IDEX	14,141	1,321
InnerWorkings *	7,387	65
Insperity	3,012	197
Insteel Industries	2,941	98
Interface, Cl A	10,545	186
ITT	16,963	614
JetBlue Airways *	60,481	965
John Bean Technologies	5,731	394

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Joy Global (A)	19,200	$ 524
Kadant	1,725	93
Kaman	5,573	250
KAR Auction Services	26,229	1,109
KBR	26,445	388
Kelly Services, Cl A	6,795	130
Kennametal	13,814	386
KEYW Holding *(A)	4,068	41
Kforce	4,537	88
Kirby *	9,926	517
KLX *	9,765	365
Knight Transportation	12,337	347
Knoll	8,163	216
Korn/Ferry International	10,658	254
Kratos Defense & Security Solutions *	5,216	36
Landstar System	7,844	543
Layne Christensen *(A)	4,900	44
Lennox International	7,329	1,180
Lincoln Electric Holdings	11,233	714
Lindsay Manufacturing (A)	1,627	117
LSI Industries	2,000	20
Lydall *	3,632	174
Macquarie Infrastructure	14,000	1,119
Manitowoc	23,950	117
Manitowoc Foodservice *	23,950	386
Manpowergroup	13,356	954
Marten Transport	3,095	67
Masonite International *	5,300	354
MasTec *	12,762	376
Matson	8,552	330
Matthews International, Cl A	6,513	401
McGrath RentCorp	3,748	120
Mercury Systems *	6,123	139
Meritor *	18,495	206
Middleby *	10,525	1,349
Milacron Holdings *	4,400	76
Miller Industries	2,311	51
Mistras Group *	2,697	63
Mobile Mini	8,283	248
Moog, Cl A *	5,924	349
MRC Global *	17,212	252
MSA Safety	5,944	346
MSC Industrial Direct, Cl A	9,003	658
Mueller Industries	11,208	387
Mueller Water Products, Cl A	27,012	327
Multi-Color	2,557	171
MYR Group *	4,179	121
NACCO Industries, Cl A	305	20
National Presto Industries	591	52
Navigant Consulting *	7,641	150
Navistar International *(A)	10,291	144
NCI Building Systems *	3,548	54

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NN	5,587	$ 99
Nordson	10,612	1,048
Nortek *	1,942	167
NOW *	19,100	394
NV5 Global *	1,400	43
Old Dominion Freight Line *	12,790	910
On Assignment *	10,069	380
Orbital ATK	10,992	829
Orion Marine Group *	1,874	11
Oshkosh Truck	13,917	751
Owens Corning	21,760	1,195
PAM Transportation Services *	900	18
Park-Ohio Holdings	1,118	41
Patrick Industries *	2,850	182
Paylocity Holding *	3,700	167
PGT *	10,000	119
Plug Power *(A)	19,400	30
Ply Gem Holdings *	5,900	82
Powell Industries	1,364	54
Power Solutions International *	800	9
Preformed Line Products	90	4
Primoris Services	7,847	151
Proto Labs *(A)	4,199	230
Quad, Cl A	6,862	186
Quanex Building Products	5,765	111
Raven Industries	6,155	151
RBC Bearings *	4,295	340
Regal-Beloit	8,625	529
Resources Connection	7,181	108
Rexnord *	15,426	341
Roadrunner Transportation Systems *	3,272	27
Rollins	17,762	506
RPX *	12,610	132
RR Donnelley & Sons	39,660	678
Rush Enterprises, Cl A *	5,399	128
Rush Enterprises, Cl B *	1,800	43
Saia *	5,692	173
Scorpio Bulkers *	5,716	20
Simpson Manufacturing	8,343	366
SiteOne Landscape Supply *	3,100	119
SkyWest	9,922	280
SolarCity *	11,631	240
SP Plus *	2,498	62
Sparton *	1,100	25
Spirit AeroSystems Holdings, Cl A *	24,575	1,126
Spirit Airlines *	13,647	546
SPX *	7,194	136
SPX FLOW *	7,194	212
Standex International	2,429	204
Steelcase, Cl A	14,057	210
Sun Hydraulics	4,677	144
Sunrun *(A)	11,300	69

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Supreme Industries, Cl A	2,600	$ 45
Swift Transporation, Cl A *(A)	13,309	248
Taser International *	9,069	246
Team *	5,757	183
Teledyne Technologies *	6,637	711
Tennant	3,938	255
Terex	18,670	453
Tetra Tech	10,742	379
Textainer Group Holdings	2,253	20
Thermon Group Holdings *	6,882	130
Timken	13,209	447
Titan International	5,472	50
Titan Machinery *	3,312	35
Toro	10,200	991
TransUnion *	9,500	313
Trex *	5,740	356
TriMas *	9,876	189
TriNet Group *	6,400	134
Trinity Industries	28,642	699
Triton International	5,884	90
Triumph Group	9,696	309
TrueBlue *	8,328	182
Tutor Perini *	6,751	157
UniFirst	2,840	365
Univar *	8,300	172
Universal Forest Products	3,655	399
Universal Logistics Holdings	700	9
US Ecology	4,640	208
USA Truck *	1,700	19
USG *	17,582	482
Valmont Industries	4,014	524
Vectrus *	1,379	47
Veritiv *	1,000	51
Viad	4,271	153
Vicor *	2,500	27
Virgin America *	3,500	195
VSE	1,000	33
Wabash National *	11,741	164
WABCO Holdings *	9,910	1,058
Wabtec	15,706	1,203
WageWorks *	6,371	394
Watsco	4,859	718
Watts Water Technologies, Cl A	5,056	326
Werner Enterprises	8,390	194
Wesco Aircraft Holdings *	12,046	165
WESCO International *	7,766	483
West	8,100	190
Woodward Governor	9,442	592
XPO Logistics *(A)	17,490	626
YRC Worldwide *	4,500	52

		94,124

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Information Technology — 17.0%
2U *	6,500	$ 230
3D Systems *(A)	19,547	283
8x8 *	16,714	222
A10 Networks *	9,800	97
Acacia Communications *(A)	1,300	145
ACI Worldwide *	20,512	392
Actua *	5,188	53
Acxiom *	13,974	363
ADTRAN	9,897	182
Advanced Energy Industries *	7,719	339
Advanced Micro Devices *	121,800	901
Aerohive Networks *	4,800	32
Agilysys *	900	10
Alarm.com Holdings *	2,700	74
Alpha & Omega Semiconductor *	6,000	126
Ambarella *(A)	5,900	425
Amber Road *	1,900	20
Amdocs	27,368	1,645
American Software, Cl A	2,872	30
Amkor Technology *	20,913	190
Angie’s List *	10,248	104
Anixter International *	5,041	322
Ansys *	16,217	1,542
Apigee *	3,100	47
Applied Micro Circuits *	18,598	130
Applied Optoelectronics *(A)	1,700	29
Arista Networks *	7,600	606
ARRIS International *	34,870	979
Arrow Electronics *	16,825	1,108
Aspen Technology *	14,967	680
Atlassian, Cl A *(A)	5,600	165
AVG Technologies *	7,600	189
Avid Technology *	5,000	45
Avnet	23,699	988
AVX	7,078	97
Axcelis Technologies *	7,550	89
Badger Meter	2,862	189
Bankrate *	13,049	102
Barracuda Networks *	4,800	111
Bazaarvoice *	8,300	33
Bel Fuse, Cl B	888	20
Belden	8,023	598
Benchmark Electronics *	9,930	239
Benefitfocus *(A)	2,300	93
Black Box	2,509	35
Black Knight Financial Services, Cl A *	4,300	168
Blackbaud	8,655	583
Blackhawk Network Holdings, Cl A *	10,600	363
Blucora *	6,429	67
Booz Allen Hamilton Holding, Cl A	21,065	640
Bottomline Technologies de *	7,571	175

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Box, Cl A *(A)	12,100	$ 166
Brightcove *	6,800	88
Broadridge Financial Solutions	21,797	1,511
BroadSoft *	5,594	256
Brocade Communications Systems	88,259	793
Brooks Automation	14,503	183
Cabot Microelectronics	4,424	220
CACI International, Cl A *	4,232	420
Cadence Design Systems *	55,347	1,408
CalAmp *	4,756	69
Calix *	4,945	37
Callidus Software *	11,856	229
Carbonite *	1,400	20
Cardtronics *	8,285	372
Care.com *	3,200	33
Cass Information Systems	2,390	137
Cavium *	11,752	654
CDK Global	28,900	1,676
CDW	30,800	1,375
CEVA *	3,838	121
ChannelAdvisor *	2,400	30
Ciena *	24,486	525
Cimpress *(A)	4,599	457
Cirrus Logic *	12,095	614
Clearfield *	1,400	25
Cognex	15,558	774
Coherent *	4,553	479
Cohu	5,077	55
CommerceHub *	7,282	107
CommScope Holding *	23,400	692
CommVault Systems *	7,184	370
Computer Sciences	25,600	1,204
comScore *	9,833	303
Comtech Telecommunications	4,332	56
Control4 *	1,400	15
Convergys	17,587	525
CoreLogic *	15,783	647
Cornerstone OnDemand *	9,599	422
CoStar Group *	6,063	1,257
Cray *	7,570	173
Cree *(A)	17,523	421
CSG Systems International	5,617	246
CTS	7,945	153
Cvent *	4,700	154
Cypress Semiconductor (A)	60,035	716
Daktronics	4,580	44
Datalink *	3,697	36
DHI Group *	6,690	52
Diebold	13,333	374
Digi International *	3,601	41
Digimarc *(A)	2,076	75
Diodes *	5,742	118

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dolby Laboratories, Cl A	9,404	$ 460
DSP Group *	4,262	49
DST Systems	5,950	723
DTS	3,044	102
EarthLink Holdings	20,333	130
Ebix (A)	5,325	304
EchoStar, Cl A *	8,603	333
Electro Scientific Industries *	5,500	31
Electronics For Imaging *	9,328	439
Ellie Mae *	6,263	613
Endurance International Group Holdings *	9,100	72
Entegris *	25,308	431
Envestnet *	7,952	314
EPAM Systems *	8,500	580
Epiq Systems	4,190	69
ePlus *	1,144	104
Euronet Worldwide *	8,988	698
EVERTEC	10,200	174
Everyday Health *	6,300	48
Exa *	2,700	43
Exar *	4,992	45
ExlService Holdings *	6,623	339
Extreme Networks *	19,687	77
Fabrinet *	7,315	284
Fair Isaac	5,691	728
Fairchild Semiconductor International, Cl A *	20,609	410
FARO Technologies *	4,108	134
FEI	7,852	836
Finisar *	18,954	401
FireEye *	28,100	404
First Data, Cl A *	57,400	799
Fitbit, Cl A *(A)	23,700	367
Five9 *	7,300	109
FleetCor Technologies *	16,973	2,787
FleetMatics Group *	7,578	454
FormFactor *	12,919	134
Forrester Research	1,564	64
Fortinet *	27,599	997
Gartner *	14,737	1,341
Genpact *	27,050	640
Gigamon *	5,400	239
Globant *(A)	4,600	180
Glu Mobile *(A)	16,800	39
GoDaddy, Cl A *	8,800	285
Gogo *(A)	9,200	113
GrubHub *(A)	14,600	592
GTT Communications *	5,300	113
Guidance Software *	594	4
Guidewire Software *	13,869	853
Hackett Group	3,300	54
Harmonic *	14,394	62
Hortonworks *(A)	7,200	57

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HubSpot *	5,600	$ 312
IAC	12,621	741
II-VI *	11,043	234
Immersion *	3,567	26
Imperva *	5,283	238
inContact *	13,628	189
Infinera *	22,884	196
Infoblox *	10,603	228
Ingram Micro, Cl A	27,346	956
Inphi *	7,262	313
Insight Enterprises *	7,198	220
Instructure *	2,100	50
Integrated Device Technology *	24,845	499
Interactive Intelligence Group *	3,968	237
InterDigital	6,130	438
Intersil, Cl A	24,172	477
Intralinks Holdings *	6,626	63
InvenSense, Cl A *	12,577	94
IPG Photonics *	6,520	567
Itron *	7,111	339
Ixia *	12,258	141
IXYS	4,880	57
j2 Global	9,157	624
Jabil Circuit	35,900	761
Jack Henry & Associates	14,519	1,267
Jive Software *	7,834	33
Keysight Technologies *	31,800	968
Kimball Electronics *	3,093	37
Knowles *	15,800	220
Kopin *	8,823	19
KVH Industries *	1,997	17
Lattice Semiconductor *	22,462	138
Leidos Holdings	24,450	990
Lexmark International, Cl A	11,880	425
Limelight Networks *	15,000	27
LinkedIn, Cl A *	22,106	4,261
Lionbridge Technologies *	7,618	37
Liquidity Services *	2,222	22
Littelfuse	4,203	533
LivePerson *	8,091	63
LogMeIn	4,313	360
Lumentum Holdings *	9,340	328
MA-COM Tech *	3,600	148
Manhattan Associates *	13,580	822
ManTech International, Cl A	4,922	197
Marchex, Cl B	2,900	8
Marvell Technology Group	73,702	914
Match Group *(A)	7,200	117
Maxim Integrated Products	52,304	2,130
MAXIMUS	11,416	671
MaxLinear, Cl A *	10,244	196
Maxwell Technologies *(A)	6,300	32

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MeetMe *	10,200	$ 59
Mentor Graphics	19,140	460
Mesa Laboratories	600	67
Methode Electronics	6,984	256
Microsemi *	20,962	838
MicroStrategy, Cl A *	1,653	276
MINDBODY, Cl A *	3,600	62
Mitek Systems *	5,800	45
MKS Instruments	10,323	503
MobileIron *	11,500	35
Model N *	7,000	75
MoneyGram International *	2,905	21
Monolithic Power Systems	6,851	526
Monotype Imaging Holdings	6,860	145
Monster Worldwide *	12,508	46
MTS Systems	3,089	154
Nanometrics *	3,644	74
National Instruments	19,567	547
NCR *	23,083	781
NeoPhotonics *	7,500	112
NETGEAR *	5,692	324
NetScout Systems *	18,058	534
NetSuite *	7,203	784
NeuStar, Cl A *(A)	10,232	260
New Relic *	3,900	143
NIC	10,822	249
Nimble Storage *	13,400	110
Novanta *	5,462	92
Nuance Communications *	40,181	586
NVE	694	40
Oclaro *	23,500	185
ON Semiconductor *	75,900	820
OSI Systems *	3,768	253
Palo Alto Networks *	16,433	2,188
Pandora Media *(A)	40,971	574
Park Electrochemical	1,982	33
Paycom Software *(A)	8,700	447
PC Connection	2,231	58
PDF Solutions *	4,653	78
Pegasystems	7,736	199
Perficient *	6,700	134
PFSweb *	4,500	43
Photronics *	13,129	126
Planet Payment *	8,400	30
Plantronics	6,269	318
Plexus *	5,828	269
Polycom *	23,847	297
Power Integrations	5,289	309
Progress Software *	9,058	263
Proofpoint *	8,000	616
PROS Holdings *	3,399	67
PTC *	21,790	930

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pure Storage, Cl A *(A)	14,200	$ 166
Q2 Holdings *	5,000	142
QAD, Cl A	2,900	67
Qualys *	5,100	175
QuinStreet *	1,186	4
Quotient Technology *	12,000	156
Rackspace Hosting *	20,277	638
Radisys *	7,200	35
Rambus *	21,110	292
Rapid7 *	5,000	90
RealNetworks *	844	4
RealPage *	10,046	259
Reis	500	10
RetailMeNot *	8,100	92
RingCentral, Cl A *	11,400	250
Rofin-Sinar Technologies *	5,715	183
Rogers *	3,593	201
Rosetta Stone *	5,200	46
Rovi *	13,934	285
Rubicon Project *	7,000	59
Rudolph Technologies *	5,507	97
Sabre	37,700	1,061
Sanmina *	12,666	333
Sapiens International	5,300	71
ScanSource *	5,696	195
Science Applications International	7,842	500
Semtech *	12,175	324
ServiceNow *	29,069	2,112
ServiceSource International *	9,746	49
ShoreTel *	13,670	110
Shutterstock *(A)	4,397	255
Sigma Designs *	5,500	41
Silicom	1,100	45
Silicon Graphics International *	3,190	25
Silicon Laboratories *	7,982	457
Silver Spring Networks *	8,400	115
Sonus Networks *	5,720	49
Splunk *	24,384	1,420
SPS Commerce *	3,029	198
Square, Cl A *(A)	10,900	133
SS&C Technologies Holdings	31,118	1,025
Stamps.com *	3,355	324
Stratasys *(A)	9,769	208
SunPower, Cl A *(A)	10,636	106
Super Micro Computer *	6,951	150
Sykes Enterprises *	6,211	182
Synaptics *	6,887	392
Synchronoss Technologies *	7,697	321
SYNNEX	5,370	570
Synopsys *	27,952	1,657
Syntel *	6,254	289
Systemax	1,400	11

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tableau Software, Cl A *	10,200	$ 592
Take-Two Interactive Software *	16,039	697
Tangoe *	4,655	43
Tech Data *	6,265	465
TechTarget *	4,700	38
Telenav *	3,400	20
TeleTech Holdings	3,427	97
Teradyne	36,500	769
Tessera Technologies	8,730	293
TiVo *	21,086	224
Travelport Worldwide	21,000	288
Trimble Navigation *	47,020	1,288
TrueCar *(A)	7,600	73
TTM Technologies *	15,287	164
TubeMogul *(A)	5,200	47
Twitter *	117,300	2,253
Tyler Technologies *	6,187	1,014
Ubiquiti Networks (A)	5,700	293
Ultimate Software Group *	5,035	1,052
Ultra Clean Holdings *	4,452	32
Ultratech *	5,268	132
Unisys *	7,183	73
Universal Display *	7,708	444
USA Technologies *(A)	7,200	36
Vantiv, Cl A *	28,608	1,537
Varonis Systems *	1,500	44
Vasco Data Security International *	4,254	78
Veeco Instruments *	7,001	138
VeriFone Holdings *	19,629	390
Verint Systems *	11,450	391
ViaSat *	8,256	620
Viavi Solutions *	40,700	317
VirnetX Holding *(A)	4,742	13
Virtusa *	4,649	122
Vishay Intertechnology	25,217	357
Vishay Precision Group *	464	7
VMware, Cl A *(A)	15,017	1,101
Web.com Group *	7,239	126
WebMD Health, Cl A *	6,627	342
WEX *	7,176	713
Workday, Cl A *	21,589	1,831
Workiva, Cl A *(A)	6,700	120
Xactly *	7,000	97
Xcerra *	7,941	47
XO Group *	4,415	82
Yelp, Cl A *	13,098	504
Zebra Technologies, Cl A *	9,564	669
Zendesk *	14,500	443
Zillow Group, Cl A *(A)	10,191	345
Zillow Group, Cl C *(A)	19,582	663
Zix *	6,113	23

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zynga, Cl A *	134,874	$ 368

		134,196

Materials — 5.0%
A. Schulman	4,729	121
AEP Industries	980	108
AK Steel Holding *	50,900	227
Allegheny Technologies (A)	21,500	367
American Vanguard	3,999	67
AptarGroup	11,466	894
Ashland	11,608	1,359
Axalta Coating Systems *	30,100	861
Balchem	6,188	433
Bemis	17,100	899
Berry Plastics Group *	22,138	1,005
Boise Cascade *	7,270	191
Cabot	10,832	540
Calgon Carbon	8,218	119
Carpenter Technology	8,701	316
Celanese, Cl A	27,292	1,758
Century Aluminum *	6,659	42
Chase	1,300	84
Chemours	32,100	423
Chemtura *	11,929	358
Clearwater Paper *	2,951	183
Cliffs Natural Resources *(A)	41,500	237
Coeur Mining *	29,861	380
Commercial Metals	19,541	303
Compass Minerals International	6,240	465
Crown Holdings *	25,135	1,363
Deltic Timber	1,596	113
Domtar	10,850	405
Eagle Materials	8,383	674
Ferro *	14,205	190
Ferroglobe	11,102	92
Flotek Industries *(A)	10,196	158
FutureFuel	3,876	45
GCP Applied Technologies *	14,624	428
Glatfelter	7,871	175
Gold Resource	12,400	65
Graphic Packaging Holding	58,117	833
Greif, Cl A	4,519	193
Greif, Cl B (A)	1,700	95
H.B. Fuller	9,733	462
Handy & Harman *	800	18
Hawkins	1,773	77
Haynes International	2,823	104
Headwaters *	14,120	256
Hecla Mining	72,156	403
Huntsman	35,624	616
Ingevity *	7,900	351
Innophos Holdings	2,889	122

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Innospec	4,513	$ 268
Kaiser Aluminum	3,154	269
KapStone Paper and Packaging	17,642	309
KMG Chemicals	2,509	70
Koppers Holdings *	4,773	156
Kraton Performance Polymers *	4,880	176
Kronos Worldwide (A)	3,484	31
Louisiana-Pacific *	26,942	525
LSB Industries *(A)	2,939	35
Materion	3,474	102
Minerals Technologies	6,124	432
Multi Packaging Solutions International *	4,800	67
Myers Industries	3,418	49
Neenah Paper	3,093	249
NewMarket	1,397	606
Olin	31,616	684
Olympic Steel	1,927	37
OMNOVA Solutions *	7,567	76
Packaging Corp of America	17,749	1,396
Platform Specialty Products *(A)	32,800	297
PolyOne	15,032	518
Quaker Chemical	2,734	273
Rayonier Advanced Materials	9,817	121
Real Industry *	7,000	48
Reliance Steel & Aluminum	13,038	940
Royal Gold	12,002	880
RPM International	24,088	1,314
Ryerson Holding *	1,400	17
Schnitzer Steel Industries, Cl A	3,456	65
Schweitzer-Mauduit International	4,938	194
Scotts Miracle-Gro, Cl A	8,059	667
Sensient Technologies	7,935	581
Silgan Holdings	7,030	338
Sonoco Products	18,421	949
Southern Copper (A)	15,529	401
Steel Dynamics	44,037	1,084
Stepan	3,825	269
Stillwater Mining *	24,580	311
Summit Materials, Cl A *	14,058	278
SunCoke Energy	8,646	56
Tahoe Resources	55,088	718
TerraVia Holdings *	7,830	21
TimkenSteel	7,904	78
Trecora Resources *	2,517	28
Tredegar	5,341	101
Trinseo	5,400	312
Tronox, Cl A	10,100	92
United States Steel (A)	29,700	577
US Concrete *	3,000	159
Valspar	14,826	1,563
Westlake Chemical	7,810	405
Worthington Industries	8,002	343

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WR Grace	13,224	$ 1,033

		39,546

Real Estate — 9.8%
Acadia Realty Trust ‡	15,339	567
Agree Realty ‡	3,647	175
Alexander & Baldwin	8,877	356
Alexander’s ‡	488	210
Alexandria Real Estate Equities ‡	14,261	1,570
Altisource Portfolio Solutions *(A)	1,700	55
American Assets Trust ‡	6,791	301
American Campus Communities ‡	24,262	1,216
American Homes 4 Rent, Cl A ‡	30,700	671
Apple Hospitality ‡	29,500	579
Armada Hoffler Properties ‡	7,500	103
Ashford Hospitality Prime ‡	4,381	68
Ashford Hospitality Trust ‡	14,971	104
AV Homes *	407	6
Bluerock Residential Growth, Cl A ‡	5,800	78
Brandywine Realty Trust ‡	31,239	504
Brixmor Property Group ‡	36,400	1,040
Camden Property Trust ‡	15,638	1,373
Care Capital Properties ‡	15,800	474
CareTrust ‡	10,653	158
CatchMark Timber Trust, Cl A ‡	7,800	91
CBL & Associates Properties ‡	29,282	418
Cedar Realty Trust ‡	18,338	139
Chatham Lodging Trust ‡	7,735	160
Chesapeake Lodging Trust ‡	9,967	254
City Office REIT	4,700	61
Colony Starwood Homes ‡	12,076	374
Columbia Property Trust ‡	24,100	568
Communications Sales & Leasing ‡	22,660	707
Community Healthcare Trust	3,900	90
Consolidated-Tomoka Land	500	26
CorEnergy Infrastructure Trust ‡(A)	2,140	63
CoreSite Realty ‡	6,173	482
Corporate Office Properties Trust ‡	18,330	523
Corrections Corp of America ‡	21,702	346
Cousins Properties ‡	39,746	438
CubeSmart ‡	32,722	901
CyrusOne ‡	13,129	667
DCT Industrial Trust ‡	16,471	802
DDR ‡	56,414	1,067
DiamondRock Hospitality ‡	38,907	412
Douglas Emmett ‡	25,685	965
Duke Realty ‡	63,995	1,800
DuPont Fabros Technology ‡	13,421	569
Easterly Government Properties ‡	6,100	119
EastGroup Properties ‡	5,785	424
Education Realty Trust ‡	14,057	637
Empire State Realty Trust, Cl A ‡	23,000	494

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EPR Properties ‡	12,051	$ 944
Equity Commonwealth *‡	21,944	687
Equity LifeStyle Properties ‡	13,932	1,080
Equity One ‡	16,485	512
FelCor Lodging Trust ‡	25,463	181
First Industrial Realty Trust ‡	20,953	603
First Potomac Realty Trust ‡	14,422	145
Forest City Realty Trust, Cl A ‡	42,245	1,000
Forestar Group *	4,832	61
Four Corners Property Trust ‡	12,719	263
Franklin Street Properties ‡	17,896	225
FRP Holdings *	838	28
Gaming and Leisure Properties ‡	34,615	1,184
GEO Group ‡	12,790	256
Getty Realty ‡	6,289	148
Gladstone Commercial ‡	3,119	56
Global Net Lease	32,200	267
Government Properties Income Trust ‡	12,966	302
Gramercy Property Trust ‡	78,673	762
Healthcare Realty Trust ‡	21,055	738
Healthcare Trust of America, Cl A ‡	25,750	869
Hersha Hospitality Trust, Cl A ‡	9,019	176
HFF, Cl A	7,995	214
Highwoods Properties ‡	18,268	969
Hospitality Properties Trust ‡	30,641	934
Howard Hughes *	6,517	770
Hudson Pacific Properties ‡	17,270	578
Independence Realty Trust ‡	9,700	92
InfraREIT ‡	8,200	155
Investors Real Estate Trust ‡(A)	24,031	160
Jones Lang LaSalle	8,159	953
Kennedy-Wilson Holdings	14,729	325
Kilroy Realty ‡	17,143	1,245
Kite Realty Group Trust ‡	15,255	441
Lamar Advertising, Cl A	15,597	972
LaSalle Hotel Properties ‡	19,242	540
Lexington Realty Trust ‡	43,190	466
Liberty Property Trust ‡	27,775	1,145
Life Storage	8,493	764
LTC Properties ‡	7,317	380
Mack-Cali Realty ‡	15,467	429
Marcus & Millichap *	1,700	44
Medical Properties Trust ‡	42,062	642
Mid-America Apartment Communities ‡	13,753	1,293
Monmouth Real Estate Investment, Cl A ‡	13,346	187
Monogram Residential Trust ‡	32,700	344
National Health Investors ‡	6,564	527
National Retail Properties ‡	26,443	1,325
National Storage Affiliates Trust ‡	5,400	110
New Senior Investment Group ‡	16,600	206
New York ‡	31,800	307
NexPoint Residential Trust ‡	5,600	117

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NorthStar Realty Europe ‡	10,009	$ 102
NorthStar Realty Finance ‡	35,029	467
Omega Healthcare Investors ‡	33,947	1,229
One Liberty Properties ‡	2,524	61
Outfront Media ‡	26,409	589
Paramount Group ‡	34,400	619
Parkway Properties ‡	15,170	273
Pebblebrook Hotel Trust ‡	13,903	418
Pennsylvania Real Estate Investment Trust ‡	11,599	291
Physicians Realty Trust ‡	26,200	561
Piedmont Office Realty Trust, Cl A ‡	26,866	581
Post Properties ‡	9,511	630
Potlatch ‡	6,820	258
Preferred Apartment Communities, Cl A ‡	6,000	83
PS Business Parks ‡	3,428	380
QTS Realty Trust, Cl A ‡	8,400	455
RAIT Financial Trust ‡	13,021	41
Ramco-Gershenson Properties ‡	13,237	257
Rayonier ‡	22,053	607
RE, Cl A	3,200	133
Realogy Holdings	26,702	717
Regency Centers ‡	19,067	1,536
Retail Opportunity Investments ‡	19,859	443
Retail Properties of America, Cl A ‡	44,003	748
Rexford Industrial Realty ‡	13,700	306
RLJ Lodging Trust ‡	23,137	540
RMR Group	1,170	45
Ryman Hospitality Properties ‡	8,360	451
Sabra Health Care ‡	11,662	297
Saul Centers ‡	1,444	96
Select Income ‡	11,421	312
Senior Housing Properties Trust ‡	44,207	988
Seritage Growth Properties ‡(A)	4,700	209
Silver Bay Realty Trust ‡	8,946	170
Spirit Realty Capital ‡	89,466	1,185
St. Joe *	8,800	166
STAG Industrial ‡	12,156	302
STORE Capital ‡	27,600	818
Summit Hotel Properties ‡	17,029	244
Sun Communities ‡	11,821	905
Sunstone Hotel Investors ‡	40,038	556
Tanger Factory Outlet Centers ‡	17,749	721
Taubman Centers ‡	11,187	869
Tejon Ranch *	1,647	39
Terreno Realty ‡	7,963	213
Tier REIT	9,500	152
UMH Properties ‡	5,400	64
Universal Health Realty Income Trust ‡	2,016	124
Urban Edge Properties ‡	16,300	467
Urstadt Biddle Properties, Cl A ‡	6,156	140
VEREIT ‡	182,800	1,910
Washington Prime Group	32,702	449

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Washington Real Estate Investment Trust ‡	13,513	$ 439
Weingarten Realty Investors ‡	21,768	898
Whitestone, Cl B ‡	7,077	103
WP Carey ‡	19,300	1,286
Xenia Hotels & Resorts ‡	18,500	312

		77,581

Telecommunication Services — 1.3%
ATN International	2,267	148
Boingo Wireless *	10,700	91
Cincinnati Bell *	46,686	195
Cogent Communications Holdings	8,304	295
Consolidated Communications Holdings	10,276	247
FairPoint Communications *	4,570	64
General Communication, Cl A *	8,003	111
Globalstar *(A)	73,600	115
Hawaiian Telcom Holdco *	905	20
IDT, Cl B	3,103	46
Inteliquent	7,353	122
Intelsat *	5,200	14
Iridium Communications *(A)	15,446	129
Lumos Networks *	2,271	31
ORBCOMM *	12,086	120
pdvWireless *(A)	2,000	51
SBA Communications, Cl A *	23,019	2,628
Shenandoah Telecommunications	9,304	239
Spok Holdings	4,132	69
Sprint *(A)	143,690	888
Straight Path Communications *(A)	2,700	64
Telephone & Data Systems	17,655	492
T-Mobile US *	52,805	2,447
US Cellular *	2,952	110
Vonage Holdings *	30,720	179
Windstream Holdings (A)	14,883	127
Zayo Group Holdings *	31,200	905

		9,947

Utilities — 3.4%
ALLETE	9,170	544
American States Water	6,574	256
Aqua America	32,937	1,002
Artesian Resources, Cl A	2,184	60
Atlantic Power	12,421	32
Atlantica Yield (A)	12,500	236
Atmos Energy	18,682	1,377
Avangrid	10,950	456
Avista	11,652	473
Black Hills	9,502	556
California Water Service Group	9,641	294
Calpine *	68,372	853
Chesapeake Utilities	2,915	186
Connecticut Water Service	1,906	88

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Consolidated Water	3,000	$ 38
Delta Natural Gas (A)	1,400	35
Dynegy, Cl A *	21,400	271
El Paso Electric	6,836	312
Empire District Electric	8,156	276
Great Plains Energy	28,223	767
Hawaiian Electric Industries	20,158	605
IDACORP	9,324	709
ITC Holdings	28,075	1,270
MDU Resources Group	36,632	863
MGE Energy	6,814	374
Middlesex Water	2,701	90
National Fuel Gas	13,488	770
New Jersey Resources	15,394	518
Northwest Natural Gas	4,976	297
NorthWestern	9,046	523
NRG Yield, Cl A	7,000	113
NRG Yield, Cl C (A)	12,100	204
OGE Energy	36,976	1,151
ONE Gas	10,100	618
Ormat Technologies	6,934	336
Otter Tail	6,146	210
Pattern Energy Group, Cl A	13,100	312
Piedmont Natural Gas	15,292	919
PNM Resources	15,017	477
Portland General Electric	16,500	695
Questar	32,608	816
SJW	2,464	105
South Jersey Industries	15,496	460
Southwest Gas	8,941	624
Spire	8,103	524
Talen Energy *	13,600	188
TerraForm Global, Cl A (A)	21,900	79
TerraForm Power, Cl A	19,600	252
UGI	31,796	1,446
Unitil	3,058	121
Vectren	15,343	750
Vivint Solar *(A)	4,900	16
Westar Energy, Cl A	25,970	1,427
WGL Holdings	9,261	582
York Water	1,552	44

		26,600

Total Common Stock (Cost $697,342) ($ Thousands)		761,143

	Number of Rights
RIGHTS — 0.0%
Bermuda — 0.0%
Central European Media Enterprises *‡‡	112	–

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
United States — 0.0%
Chelsea Therapeutics International *‡‡	4,000	$ –
Durata Therapeutics *‡‡	800	–
Dyax, Expires 12/31/2019 *	22,882	–
Leap Wireless *‡‡	7,532	–
Par Pacific Holdings, Expires 09/19/2016 *	3,900	–
Trius Contingent Value *‡‡	2,885	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 7.7%
SEI Liquidity Fund, L.P.
0.450% **†(B)	60,478,171	60,478

Total Affiliated Partnership (Cost $60,478) ($ Thousands)		60,478

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.451%, 09/08/2016 (D)(E)	$510	510
0.413%, 12/08/2016 (D)(E)	530	529

Total U.S. Treasury Obligations (Cost $1,040) ($ Thousands)		1,039

	Shares

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **†	21,023,590	21,024

Total Cash Equivalent
(Cost $21,024) ($ Thousands)		21,024

Total Investments — 107.3% (Cost $779,884) ($ Thousands) @		$ 843,684

A list of open futures contracts held by the Fund at August 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)

Russell 2000 Index E-MINI	83	Sep-2016	$558
S&P Mid Cap 400 Index E-MINI	92	Sep-2016	595

			$1,153

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $786,495 ($ Thousands).

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Extended Market Index Fund (Concluded)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2016.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

‡‡	Expiration date unavailable.

(A)	This security or a partial position of this security is on loan at August 31, 2016. The total market value of securities on loan at August 31, 2016 was $58,388 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2016 was $60,478 ($ Thousands).

(C)	The Fund may purchase securities of certain companies with which it is affiliated to the extent those companies are represented in its benchmark index.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $779,884 ($ Thousands), and the unrealized appreciation and depreciation were $131,957 ($ Thousands) and ($68,157) ($ Thousands), respectively.

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

Ser — Series

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$761,143	$–	$–	$761,143
Rights	–	–	–	–
Affiliated Partnership	–	60,478	–	60,478
U.S. Treasury Obligations	–	1,039	–	1,039
Cash Equivalent	21,024	–	–	21,024

Total Investments in Securities	$782,167	$61,517	$–	$843,684

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$1,153	$—	$—	$1,153

Total Other Financial Instruments	$1,153	$—	$—	$1,153

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2016 ($ Thousands):

Security Description	Value 05/31/2016	Purchases at Cost	Proceeds from Sales	Value 08/31/2016	Dividend Income

SEI Liquidity Fund, L.P.	$ 42,598	$ 57,036	$ (39,156)	$ 60,478	$ 290
SEI Daily Income Trust, Prime Obligation Fund, Class A	14,579	3,844	(18,423)	–	–
SEI Daily Income Trust, Government Fund, Class A	–	54,607	(33,583)	21,024	8

Totals	$ 57,177	$ 115,487	$ (91,162)	$ 81,502	$ 298

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Consumer Discretionary — 11.2%
1-800-Flowers.com, Cl A *	7,805	$ 72
2U *(A)	20,959	741
Abercrombie & Fitch, Cl A	8,452	150
AMC Entertainment Holdings, Cl A	2,814	86
American Axle & Manufacturing Holdings *	23,227	398
American Eagle Outfitters	17,152	318
American Public Education *	19,043	394
Apollo Education Group, Cl A *	2,794	25
Ascent Capital Group, Cl A *	364	8
Bassett Furniture Industries	6,741	167
Beazer Homes USA *	25,355	285
Big 5 Sporting Goods	24,277	304
Big Lots	17,616	869
Biglari Holdings *	36	16
BJ’s Restaurants *	2,117	84
Bloomin’ Brands	26,049	509
Boyd Gaming *	21,724	424
Brinker International (A)	13,900	747
Build-A-Bear Workshop, Cl A *	416	5
Burlington Stores *	8,451	686
CalAtlantic Group	7,400	270
Callaway Golf	67,018	765
Capella Education	6,119	361
Career Education *	1,867	12
Carriage Services, Cl A	10,900	255
Carrols Restaurant Group *	4,119	55
Cavco Industries *	7,933	830
Century Communities *	56,700	1,116
Children’s Place Retail Stores	7,431	605
Churchill Downs	3,310	494
Citi Trends	6,576	129
Cooper Tire & Rubber	13,861	471
Cooper-Standard Holding *	13,654	1,352
Core-Mark Holding	38,448	1,467
Crocs *	62,100	536
CSS Industries	10,800	275
CST Brands	2,587	124
Dana Holdings	74,054	1,068
Dave & Buster’s Entertainment *	14,998	697
Deckers Outdoor *	5,000	327
Del Frisco’s Restaurant Group *	1,611	24
Del Taco Restaurants *	45,000	505
Destination XL Group *	39,900	185
Dick’s Sporting Goods	6,054	355
Dillard’s, Cl A	466	28
DineEquity	222	17
Drew Industries	3,178	324
Duluth Holdings, Cl B *(A)	9,957	302
Eastman Kodak *	1,370	21
Eldorado Resorts *	4,264	60
Entravision Communications, Cl A	9,506	72

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ethan Allen Interiors (A)	36,704	$ 1,228
Express *	47,664	564
Fiesta Restaurant Group *	118,276	2,988
Finish Line, Cl A	20,700	498
Five Below *	6,483	289
Fossil Group *	2,308	66
Francesca’s Holdings *	7,260	99
GameStop, Cl A	556	16
Gannett	29,573	353
Genesco *	7,825	568
G-III Apparel Group *	5,031	159
Group 1 Automotive	5,300	314
Harte-Hanks *	6,593	11
Haverty Furniture	11,900	238
Helen of Troy *	1,259	114
Hooker Furniture	2,245	52
International Game Technology	1,210	28
Interval Leisure Group	25,700	447
Isle of Capri Casinos *	3,176	55
J Alexander’s Holdings *	2,149	21
Jack in the Box	37,230	3,703
John Wiley & Sons, Cl A	5,840	339
K12 *	16,025	191
Kate Spade *	7,518	140
Kirkland’s *	1,898	24
La-Z-Boy, Cl Z	9,348	249
Lear	1,415	165
Libbey	140,475	2,491
Lithia Motors, Cl A	4,163	345
Loral Space & Communications *	784	29
Lumber Liquidators Holdings *(A)	35,400	558
Marcus	790	19
Marriott Vacations Worldwide	3,879	299
MDC Partners, Cl A (A)	290,645	3,587
Media General *	1,141	20
Meredith	10,715	568
Meritage Homes *	8,100	291
Modine Manufacturing *	1,609	17
Monro Muffler Brake	28,256	1,594
Movado Group	4,021	91
Murphy USA *	9,801	717
NACCO Industries, Cl A	3,885	258
New Media Investment	37,569	600
New York Times, Cl A	15,406	199
Nutrisystem	11,373	328
Office Depot	62,929	232
Ollie’s Bargain Outlet Holdings *	12,678	322
Outerwall (A)	6,900	358
Overstock.com *	624	10
Papa John’s International	3,893	291
Penske Auto Group	3,556	161
Performance Sports Group *(A)	3,986	11

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Perry Ellis International *	2,294	$ 43
Pier 1 Imports	2,661	12
Planet Fitness, Cl A *(A)	15,771	341
Pool	3,163	319
Rent-A-Center, Cl A	15,700	192
Ruth’s Hospitality Group	12,675	190
Sally Beauty Holdings *	8,345	227
Sequential Brands Group *(A)	110,400	805
Shoe Carnival	17,085	507
Sinclair Broadcast Group, Cl A	938	27
SiteOne Landscape Supply *	19,533	747
Smith & Wesson Holding *	12,537	353
Sonic Automotive, Cl A	16,000	273
Spartan Motors	37,935	374
Stage Stores (A)	15,900	85
Staples	7,161	61
Steven Madden *	33,451	1,174
Stoneridge *	14,605	253
Strayer Education *	1,353	66
Superior Industries International	12,465	363
Tailored Brands	7,441	98
TEGNA	4,457	90
Tempur Sealy International *	3,875	304
Tenneco *	143	8
Texas Roadhouse, Cl A	6,950	308
Thor Industries	4,408	358
Tile Shop Holdings *	9,160	142
Tilly’s, Cl A *	10,107	88
Tower International	17,219	418
TRI Pointe Homes *	16,967	230
tronc *	486	8
Universal Electronics *	4,228	313
Vail Resorts	6,349	1,006
Vince Holding *	6,062	42
Vitamin Shoppe *	4,412	122
Wayfair, Cl A *(A)	7,545	290
William Lyon Homes, Cl A *	75,684	1,306
Wingstop *	10,876	329
Wolverine World Wide	37,835	905
ZAGG *	56,884	414

		58,896

Consumer Staples — 3.2%
B&G Foods, Cl A	6,587	313
Boston Beer, Cl A *	479	87
Cal-Maine Foods *(A)	3,338	153
Casey’s General Stores	3,979	522
Central Garden and Pet *	12,972	333
Central Garden and Pet, Cl A *	6,248	151
Darling Ingredients *	52,799	743
Dean Foods (A)	11,853	204
Edgewell Personal Care *	2,240	179

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Energizer Holdings	1,896	$ 94
Fresh Del Monte Produce	26,852	1,562
Freshpet *(A)	79,488	836
Ingles Markets, Cl A	7,500	284
Ingredion	3,500	479
Inventure Foods *	68,310	662
J&J Snack Foods	6,183	754
John B Sanfilippo & Son	10,963	564
Lancaster Colony	515	69
Landec *	57,700	748
Medifast	1,337	49
MGP Ingredients	8,899	355
National Beverage *	1,559	78
Natural Health Trends	105	4
Nu Skin Enterprises, Cl A	6,568	380
Omega Protein *	31,872	804
Performance Food Group *	9,998	257
Pilgrim’s Pride *	4,708	109
Sanderson Farms (A)	17,530	1,687
Seaboard *	47	152
Seneca Foods, Cl A *	3,487	103
Snyder’s-Lance	3,456	122
SpartanNash	59,370	1,901
Sprouts Farmers Market *	9,973	225
SUPERVALU *	87,885	482
United Natural Foods *	2,627	120
Universal	11,767	708
Vector Group	979	22
Village Super Market, Cl A	5,705	182
WD-40	115	14
Weis Markets	8,231	419

		16,910

Energy — 4.2%
Alberta Oilsands *	536,100	49
Approach Resources *(A)	98,700	328
Archrock	35,005	386
Ardmore Shipping	109,800	793
Atwood Oceanics *(A)	18,647	147
Bill Barrett *(A)	55,700	370
California Resources *(A)	5,352	53
Carrizo Oil & Gas *	24,690	945
Clayton Williams Energy *	6,532	412
Contango Oil & Gas *	23,329	225
Dawson Geophysical *	10,919	79
Delek US Holdings	6,044	106
Denbury Resources *(A)	36,112	111
DHT Holdings	20,769	89
Diamond Offshore Drilling *	2,450	45
Diamondback Energy *	4,044	385
Dril-Quip *	1,087	60
Eclipse Resources *	148,400	506

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Energen *	6,383	$ 367
Ensco, Cl A	11,654	89
EP Energy, Cl A *(A)	12,742	52
Exterran *	15,923	225
FMC Technologies *	8,233	232
Gener8 Maritime *	20,192	101
Gulfport Energy *	55,580	1,590
Helix Energy Solutions Group *	41,865	314
HollyFrontier	1,893	49
Jones Energy, Cl A *	9,417	26
Matrix Service *	49,936	923
Memorial Resource Development *	19,045	274
Murphy Oil	3,515	94
Newfield Exploration *	3,524	153
Newpark Resources *	86,300	609
Noble	2,594	15
Oasis Petroleum *	832	8
Oceaneering International	4,795	127
Pacific Ethanol *(A)	139,076	898
Parsley Energy, Cl A *	36,056	1,220
PBF Energy, Cl A	13,200	289
PDC Energy *	18,096	1,202
PHI *	11,621	217
QEP Resources *	10,345	198
Renewable Energy Group *(A)	33,400	300
Resolute Energy *(A)	17,910	303
REX American Resources *	5,243	422
Rice Energy *	22,424	590
RSP Permian *	13,878	542
Scorpio Tankers	228,700	1,118
Ship Finance International	945	14
StealthGas *(A)	122,200	433
Superior Energy Services *	11,800	199
Synergy Resources *	73,700	483
Teekay	1,190	9
TETRA Technologies *	295,550	1,788
Transocean *	27,436	266
US Silica Holdings	6,247	245
VAALCO Energy *	30,600	32
W&T Offshore *(A)	19,347	33
Western Refining (A)	2,903	73
Westmoreland Coal *	82,000	629
World Fuel Services	6,720	300
WPX Energy *	2,229	27

		22,167

Financials — 16.5%
1st Source	7,993	283
Allied World Assurance Holdings	868	35
Ambac Financial Group *	6,560	119
American Capital Agency ‡	12,432	240
American Financial Group	3,711	279

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American National Insurance	266	$ 31
AMERISAFE	1,915	115
AmTrust Financial Services	8,800	233
Apollo Commercial Real Estate Finance ‡	28,900	471
Arch Capital Group *	1,830	148
Ares Capital (A)	1,950	31
Argo Group International Holdings	11,450	650
Ashford *	187	8
Aspen Insurance Holdings	30,910	1,421
Associated Banc	14,000	278
Assurant	877	79
Assured Guaranty	18,203	505
Axis Capital Holdings	10,243	582
Banc of California	26,800	598
BancFirst	645	44
Banco Latinoamericano de Comercio Exterior, Cl E	18,800	543
Bancorpsouth	12,404	309
Bank of Hawaii	605	44
Bank of the Ozarks	13,460	527
Banner	12,915	572
Beneficial Bancorp	18,256	275
Berkshire Hills Bancorp	33,450	933
BlackRock Capital Investment	33,900	296
Blackstone Mortgage Trust, Cl A ‡	9,500	283
BofI Holding *(A)	6,870	148
Boston Private Financial Holdings	36,025	464
Brookline Bancorp	6,577	79
Camden National	5,140	238
Capstead Mortgage ‡	21,600	214
Cascade Bancorp *	58,685	353
Cathay General Bancorp	609	19
Centerstate Banks	3,527	63
Central Pacific Financial	78,418	2,007
Chemical Financial (A)	5,300	245
Chimera Investment ‡	5,781	95
City Holding	1,053	53
CNO Financial Group	131,759	2,141
CoBiz Financial	45,993	604
Colony Financial ‡	4,749	88
Commerce Bancshares	5,288	268
Community Trust Bancorp	10,276	379
Customers Bancorp *	74,400	1,990
CVB Financial	24,290	432
CYS Investments ‡	38,000	335
Dime Community Bancshares	25,016	442
Dynex Capital ‡	39,900	293
East West Bancorp	3,792	141
Employers Holdings	6,731	205
Endurance Specialty Holdings	14,310	942
Enstar Group *	203	34
Enterprise Financial Services	7,835	241

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Essent Group *	1,341	$ 36
EverBank Financial	1,847	35
Evercore Partners, Cl A	7,339	376
Everest Re Group	5,271	1,019
FBL Financial Group, Cl A	1,805	119
FBR	53,000	749
Federal Agricultural Mortgage, Cl C	21,208	869
Federated National Holding	4,083	75
Fidelity Southern	45,485	817
Financial Engines (A)	9,478	303
First American Financial	15,835	682
First BanCorp *	13,721	67
First Busey	12,953	303
First Business Financial Services	9,400	214
First Citizens BancShares, Cl A	288	82
First Commonwealth Financial	23,400	239
First Defiance Financial	7,418	337
First Financial	2,022	83
First Financial Bancorp	4,860	106
First Foundation *	33,700	844
First Interstate Bancsystem, Cl A	28,240	868
First Merchants	9,000	244
First NBC Bank Holding *	10,874	142
Flagstar Bancorp *	27,863	782
Flushing Financial	36,920	856
FNB (Pennsylvania)	18,900	236
FNFV Group *	66,200	853
Fulton Financial	126,722	1,832
GAMCO Investors, Cl A	1,799	55
Glacier Bancorp	25,270	757
Great Southern Bancorp	1,045	44
Hancock Holding	40,770	1,330
Hanmi Financial	33,670	883
Hanover Insurance Group	22,418	1,753
Heartland Financial USA	2,351	85
Hercules Capital	20,100	275
Heritage Financial	3,384	63
Heritage Insurance Holdings	11,262	154
Home BancShares	26,805	627
HomeTrust Bancshares *	1,598	31
Hope Bancorp	25,300	435
Horace Mann Educators	621	23
Huntington Bancshares	36,566	366
Iberiabank	12,608	867
Independent Bank	28,131	546
Infinity Property & Casualty	2,731	230
International Bancshares	17,500	519
International FCStone *	3,976	143
Invesco Mortgage Capital ‡	2,029	32
Investment Technology Group	360	6
Investors Bancorp	100,910	1,236
KCG Holdings, Cl A *	19,861	287

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kearny Financial	49,500	$ 678
Kemper	51,200	1,917
KeyCorp	–	—
Lakeland Bancorp	34,954	477
Lakeland Financial	1,506	54
Legg Mason	14,600	505
Maiden Holdings	106,700	1,474
MainSource Financial Group	23,500	567
Mercantile Bank	13,900	373
Meridian Bancorp	99,500	1,554
Meta Financial Group	5,349	329
MFA Financial ‡	11,125	86
MGIC Investment *	109,195	883
Mortgage Investment Trust ‡	14,400	228
National Bank Holdings, Cl A	91,900	2,200
National Western Life Group, Cl A	47	9
Navigators Group	1,010	95
NBT Bancorp	8,735	282
Nelnet, Cl A	15,700	556
New Residential Investments ‡	10,218	147
Northfield Bancorp	95,500	1,518
OceanFirst Financial	10,300	204
OFG Bancorp	28,261	308
Old National Bancorp	76,100	1,078
Old Republic International	11,867	228
OneBeacon Insurance Group, Cl A	10,067	143
Oppenheimer Holdings, Cl A	2,900	47
Pacific Premier Bancorp *	2,203	60
PacWest Bancorp	15,849	686
PennantPark Investment	25,551	204
PennyMac Mortgage Investment Trust ‡	14,000	213
People’s United Financial	8,656	141
Piper Jaffray *	11,049	490
Popular	82,128	3,228
PRA Group *	562	18
Preferred Bank	5,169	181
PrivateBancorp, Cl A	4,331	199
Prosperity Bancshares	11,995	665
Radian Group	68,555	940
Raymond James Financial	2,608	152
Reinsurance Group of America, Cl A	180	19
Renasant	18,470	655
Republic Bancorp, Cl A	10,200	327
Safeguard Scientifics *	24,141	340
Sandy Spring Bancorp	655	21
Selective Insurance Group	28,116	1,122
Signature Bank NY *	2,404	293
Starwood Property Trust ‡	7,115	163
State Bank Financial	79,600	1,836
Stewart Information Services	80	4
Stock Yards Bancorp	794	25
Synovus Financial	2,189	72

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Talmer Bancorp, Cl A	1,519	$ 35
TCF Financial	63,726	934
Texas Capital Bancshares *	7,148	375
Tompkins Financial	286	21
Towne Bank	4,499	107
TriCo Bancshares	14,836	401
TrustCo Bank	4,756	34
Trustmark	958	27
Two Harbors Investment ‡	59,852	533
Umpqua Holdings	39,360	646
Union Bankshares	10,405	290
United Community Banks	55,000	1,154
United Financial Bancorp	28,000	392
United Fire Group	8,559	370
Universal Insurance Holdings (A)	19,400	481
Univest Corp of Pennsylvania	13,818	323
Validus Holdings	22,633	1,150
Waddell & Reed Financial, Cl A	6,147	114
Washington Federal	24,763	656
Washington Trust Bancorp	547	23
Waterstone Financial	4,215	71
Webster Financial	1,727	67
WesBanco	7,700	252
Western Alliance Bancorp *	19,635	750
White Mountains Insurance Group	75	62
Wintrust Financial	37,172	2,066
WisdomTree Investments (A)	8,061	85
World Acceptance *(A)	3,288	158
WSFS Financial	19,075	742
Yadkin Financial	22,290	582
Zions Bancorporation	1,266	39

		87,294

Health Care — 10.8%
Abaxis	1,093	55
ABIOMED *	2,734	322
Acadia Healthcare *	6,677	342
ACADIA Pharmaceuticals *(A)	3,727	120
Acceleron Pharma *	5,231	157
Accuray *(A)	402,500	2,145
Acorda Therapeutics *	540	13
Advaxis *(A)	23,051	266
Adverum Biotechnologies *	4,644	17
Air Methods *	7,900	278
Alere *	2,684	105
Allscripts Healthcare Solutions *	6,821	88
AMAG Pharmaceuticals *	120,724	2,877
AMN Healthcare Services *	72,358	2,622
Amphastar Pharmaceuticals *	14,518	276
Anika Therapeutics *	3,439	162
Applied Genetic Technologies *	2,921	37
Aptevo Therapeutics *	3,500	10

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Arrowhead Pharmaceuticals *(A)	15,196	$ 105
Axovant Sciences *	6,772	111
Bellicum Pharmaceuticals *(A)	11,949	206
BioCryst Pharmaceuticals *	669	3
BioDelivery Sciences International *	346,609	846
BioSpecifics Technologies *	1,351	49
BioTelemetry *	18,129	335
Cantel Medical	4,211	318
Capital Senior Living *	108,994	1,874
Cara Therapeutics *(A)	3,427	19
Cardiovascular Systems *	16,926	414
Cepheid *	2,552	88
Chimerix *	6,915	33
Coherus Biosciences *(A)	9,827	293
Community Health Systems *	9,879	106
CONMED	14,655	598
Cotiviti Holdings *	10,716	356
Cross Country Healthcare *	3,733	45
Cynosure, Cl A *	66,464	3,462
Cytokinetics *(A)	27,951	337
Dermira *	12,160	377
Emergent Biosolutions *	8,060	215
Enanta Pharmaceuticals *	537	12
Evolent Health, Cl A *(A)	25,236	628
Exact Sciences *(A)	16,129	298
Exactech *	18,096	503
Exelixis *	31,646	353
FibroGen *	5,879	102
Five Prime Therapeutics *	3,831	169
Flamel Technologies ADR *	112,945	1,510
GenMark Diagnostics *	28,561	243
Glaukos *	9,122	272
Globus Medical, Cl A *	91,728	2,131
Haemonetics *	1,503	56
Halozyme Therapeutics *(A)	23,478	230
HealthSouth	19,132	779
Healthways *	813	20
Heska *	6,029	329
Hill-Rom Holdings	5,343	317
HMS Holdings *	4,327	94
Horizon Pharma *(A)	20,452	384
Ignyta *	12,788	70
ImmunoGen *	2,021	6
INC Research Holdings, Cl A *	3,289	144
Insmed *	10,757	139
Insulet *	13,130	556
Integer Holdings *	19,500	472
Integra LifeSciences Holdings *	29,769	2,573
Intra-Cellular Therapies, Cl A *	7,005	283
Invacare	22,000	261
K2M Group Holdings *	13,070	208
Kindred Healthcare	30,514	337

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kite Pharma *(A)	4,930	$ 284
Lannett *(A)	8,100	274
LeMaitre Vascular	1,930	35
LHC Group *	3,440	122
Ligand Pharmaceuticals, Cl B *	19,430	2,007
Magellan Health Services *	13,123	750
Masimo *	7,798	461
Medidata Solutions *	5,692	308
Merit Medical Systems *	1,695	41
Mirati Therapeutics *	1,143	6
Molina Healthcare *	43,281	2,329
Myriad Genetics *	1,889	38
Natus Medical *	2,641	103
Nektar Therapeutics *	12,221	218
NeoGenomics *	39,586	318
Neurocrine Biosciences *	3,658	177
Nevro *	7,601	718
Nobilis Health *	2,921	10
Novadaq Technologies *(A)	32,160	394
Novavax *(A)	3,325	23
NuVasive *	5,104	334
OraSure Technologies *	55,150	473
Orthofix International *	1,530	69
Owens & Minor	11,271	387
Pacific Biosciences of California *	624	5
PAREXEL International *	427	29
PDL BioPharma *	81,408	237
Penumbra *	5,275	372
PharMerica *	1,245	31
Phibro Animal Health, Cl A	2,728	66
Portola Pharmaceuticals, Cl A *	8,223	167
PRA Health Sciences *	6,472	327
Prestige Brands Holdings *	39,993	1,925
Prothena *	346	17
Puma Biotechnology *	5,228	309
Quality Systems *	1,241	14
Radius Health *(A)	5,491	301
REGENXBIO *(A)	4,349	51
Repligen *	165	5
Retrophin *	373	6
Revance Therapeutics *(A)	7,011	99
RTI Surgical *	5,536	18
Sage Therapeutics *	4,874	181
Sciclone Pharmaceuticals *	8,956	90
Select Medical Holdings *	16,100	191
Spark Therapeutics *(A)	3,561	201
Spectranetics *	12,386	305
Sucampo Pharmaceuticals, Cl A *	24,700	271
Supernus Pharmaceuticals *	58,926	1,260
Surgical Care Affiliates *	7,346	303
SurModics *	5,867	167
Syneron Medical *	8,407	55

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teleflex	306	$ 56
TESARO *(A)	4,077	345
TherapeuticsMD *(A)	33,244	229
TransEnterix *	69,786	96
Trinity Biotech ADR *(A)	133,900	1,797
Triple-S Management, Cl B *	23,700	519
Ultragenyx Pharmaceutical *	1,723	114
Unilife *(A)	10,755	31
Vascular Solutions *	6,993	337
Veeva Systems, Cl A *	16,971	695
Versartis *(A)	7,696	95
Vocera Communications *	45,400	740
VWR *	4,327	121
WellCare Health Plans *	8,615	971
West Pharmaceutical Services	3,693	302
Xencor *	917	19
Zafgen *	4,540	14
Zeltiq Aesthetics *(A)	7,988	305

		57,229

Industrials — 15.8%
AAR	31,530	776
ABM Industries	365	14
ACCO Brands *	85,411	854
Acuity Brands	582	160
Advanced Drainage Systems (A)	12,244	283
Aegion, Cl A *	9,672	179
Air Transport Services Group *	65,353	946
Aircastle	26,200	567
Alamo Group	4,410	286
Alaska Air Group	3,400	229
Allegiant Travel, Cl A	160	22
American Railcar Industries (A)	5,600	232
American Science & Engineering	762	28
American Woodmark *	1,044	91
Apogee Enterprises	67,530	3,269
Applied Industrial Technologies	5,027	239
ARC Document Solutions *	202,200	683
ArcBest	16,073	294
Argan	7,023	336
Atlas Air Worldwide Holdings *	7,700	286
Babcock & Wilcox Enterprises *	33,130	542
Beacon Roofing Supply *	5,591	257
Brady, Cl A	26,931	902
Briggs & Stratton	32,155	611
BWX Technologies	48,727	1,891
Caesarstone Sdot-Yam *	6,169	243
CAI International *	1,963	16
Carlisle	4,018	421
Celadon Group	46,800	365
CIRCOR International	10,065	594
CLARCOR	157	10

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Columbus McKinnon	493	$ 9
Comfort Systems USA	6,441	183
Covanta Holding	36,400	542
CRA International *	6,927	188
Crane	682	44
Curtiss-Wright	11,848	1,065
Deluxe	41,112	2,803
Ducommun *	9,456	225
EMCOR Group	23,924	1,370
Engility Holdings *	23,143	694
Ennis	67,021	1,111
Essendant	6,900	134
Esterline Technologies *	1,166	90
Federal Signal	6,721	88
Fortune Brands Home & Security	4,327	275
FreightCar America	107,497	1,548
FTI Consulting *	13,960	618
G&K Services, Cl A	7,008	682
Generac Holdings *	18,100	675
General Cable	3,536	57
Gibraltar Industries *	23,278	888
Global Brass & Copper Holdings	33,639	944
Graco	4,026	296
Granite Construction	5,763	277
Great Lakes Dredge & Dock *	480,000	1,853
Greenbrier	1,959	66
Harsco *	1,885	19
Hawaiian Holdings *	16,065	755
HEICO	9,343	635
Heidrick & Struggles International	2,000	37
Herman Miller	15,770	569
Hexcel	5,428	243
Hillenbrand	6,500	209
Hudson Technologies *	49,915	323
Huntington Ingalls Industries	2,892	478
Huron Consulting Group *	39,727	2,497
Hyster-Yale Materials Handling	5,400	279
ICF International *	52,231	2,186
InnerWorkings *	80,300	712
Insperity	435	28
Insteel Industries	4,955	165
Interface, Cl A	40,959	724
ITT	438	16
Jacobs Engineering Group *	2,262	119
JetBlue Airways *	30,951	494
John Bean Technologies	9,954	684
Joy Global	5,173	141
Kadant	18,813	1,009
KBR	73,744	1,083
Kelly Services, Cl A	22,950	439
Kennametal	1,489	42
KEYW Holding *(A)	72,135	719

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kforce	5,147	$ 100
Kirby *	1,714	89
Knoll	3,011	80
Korn/Ferry International	20,300	484
LB Foster, Cl A	7,397	89
Lennox International	2,345	378
Lydall *	17,722	851
Macquarie Infrastructure	1,955	156
Manpowergroup	3,008	215
Masonite International *	6,458	431
MasTec *	63,353	1,866
Matson	14,032	541
Matthews International, Cl A	17,700	1,089
McGrath RentCorp	466	15
Meritor *	42,330	472
Middleby *	2,824	362
Mistras Group *	2,879	68
Moog, Cl A *	3,258	192
MRC Global *	42,633	625
Mueller Industries	4,562	158
Mueller Water Products, Cl A	25,284	306
MYR Group *	6,837	198
National Presto Industries	2,203	192
NCI Building Systems *	13,477	204
NN	29,000	515
Nordson	3,137	310
Northwest Pipe *	33,716	396
Old Dominion Freight Line *	4,649	331
On Assignment *	68,413	2,580
Orbital ATK	1,947	147
Orion Marine Group *	109,400	652
Oshkosh Truck	684	37
Owens Corning	7,488	411
Park-Ohio Holdings	9,240	341
Patrick Industries *	5,297	339
Ply Gem Holdings *	13,630	190
Primoris Services	7,600	146
Quad, Cl A	18,065	489
Quanta Services *	2,611	67
Rand Logistics *	60,672	55
Regal-Beloit	220	14
Resources Connection	19,644	296
Rexnord *	3,381	75
Roadrunner Transportation Systems *	25,903	216
RPX *	13,371	140
Rush Enterprises, Cl A *	9,729	231
Saia *	18,400	560
Simpson Manufacturing	5,870	258
SkyWest	31,164	880
Spirit AeroSystems Holdings, Cl A *	6,201	284
Spirit Airlines *	17,900	716
SPX FLOW *	1,956	57

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Standex International	7,221	$ 608
Steelcase, Cl A	42,357	633
Sterling Construction *	85,600	552
Supreme Industries, Cl A	3,084	53
Swift Transportation, Cl A *	99,733	1,856
Terex	3,266	79
Tetra Tech	26,406	932
Timken	2,535	86
Titan Machinery *(A)	64,800	694
Toro	6,860	666
TPI Composites *	16,759	333
TransUnion *	9,893	326
Trex *	6,396	396
Trinity Industries	2,945	72
Triton International	8,200	125
Triumph Group	9,000	287
TrueBlue *	2,874	63
Tutor Perini *	81,987	1,901
UniFirst	3,717	477
United Rentals *	898	74
Universal Forest Products	7,699	840
Valmont Industries	3,365	439
Vectrus *	6,271	212
Viad	1,023	37
Wabash National *	42,796	597
WageWorks *	43,319	2,677
Watsco	2,510	371
WESCO International *	975	61
West	2,301	54
Woodward	3,600	226
XPO Logistics *(A)	13,820	495
Xylem	3,121	159

		83,231

Information Technology — 16.6%
A10 Networks *	749	7
Acacia Communications *(A)	2,873	321
Acxiom *	149,540	3,887
ADTRAN	22,085	406
Advanced Energy Industries *	5,994	263
Advanced Micro Devices *	55,395	410
Aerohive Networks *	90,800	602
Alarm.com Holdings *	11,806	324
Alpha & Omega Semiconductor *	5,518	116
Ambarella *	804	58
Amkor Technology *	74,201	675
Applied Micro Circuits *	111,100	775
Arrow Electronics *	4,313	284
Aspen Technology *	593	27
Atlassian, Cl A *(A)	8,101	239
AVG Technologies *	755	19
Avnet	6,393	267

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AVX	1,022	$ 14
Axcelis Technologies *	1,109	13
Bankrate *	13,028	102
Barracuda Networks *	4,100	95
Bazaarvoice *	15,100	60
Bel Fuse, Cl B	10,088	232
Belden	14,338	1,069
Benchmark Electronics *	44,448	1,072
Benefitfocus *(A)	7,442	301
Black Box	37,791	527
Blucora *	27,705	287
Booz Allen Hamilton Holding, Cl A	20,478	622
Brightcove *	34,620	446
BroadSoft *	6,864	314
Brocade Communications Systems	33,593	302
CACI International, Cl A *	737	73
CalAmp *	192,268	2,803
Callidus Software *	139,015	2,686
Cardtronics *	7,000	314
Cavium *	67,798	3,775
CEVA *	8,979	283
CIBER *	462,500	560
Ciena *	7,499	161
Cimpress *	297	30
Cirrus Logic *	8,675	440
Coherent *	3,089	325
Cohu	8,720	95
CommScope Holding *	18,590	550
CommVault Systems *	5,922	305
comScore *	120	4
Convergys	8,396	250
Cornerstone OnDemand *	55,875	2,454
CoStar Group *	1,477	306
Cray *	1,862	43
CSG Systems International	16,276	712
CSRA	16,580	421
DHI Group *	43,856	339
Digi International *	64,526	740
EarthLink Holdings	3,385	22
Ebix (A)	6,146	350
EMCORE *	20,855	103
Entegris *	358	6
Envestnet *	17,291	683
ePlus *	2,400	217
Everi Holdings *	15,165	32
EVERTEC	7,370	126
Everyday Health *	370	3
Exar *	249,767	2,273
Extreme Networks *	7,055	28
Fabrinet *	5,100	198
Fair Isaac	88	11
Fairchild Semiconductor International, Cl A *	5,815	116

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FARO Technologies *	3,087	$ 101
Finisar *	5,236	111
FireEye *	145,906	2,095
First Solar *	7,367	279
Five9 *	26,039	390
FleetMatics Group *	704	42
Gigamon *	8,882	393
GigPeak *	21,879	41
GoDaddy, Cl A *	10,715	347
GrubHub *(A)	9,821	398
Guidewire Software *	9,971	614
Hackett Group	3,654	60
HubSpot *	4,842	270
II-VI *	27,558	584
Imperva *	5,064	228
Ingram Micro, Cl A *	3,817	133
Inphi *	34,666	1,493
Insight Enterprises *	28,229	864
Instructure *	20,596	493
Integrated Device Technology *	6,936	139
InterDigital	4,882	349
Intersil, Cl A	41,935	828
Intralinks Holdings *	44,226	422
Ixia *	17,096	197
IXYS	16,608	193
j2 Global	10,285	701
Jabil Circuit	4,328	92
Kulicke & Soffa Industries *	33,200	406
Leidos Holdings	1,896	77
Liquidity Services *	7,231	72
Littelfuse	4,375	555
LogMeIn *	3,597	300
Lumentum Holdings *	59,723	2,097
M *	8,089	333
ManTech International, Cl A	8,508	341
Marvell Technology Group	11,533	143
MAXIMUS	32,295	1,900
MaxLinear, Cl A *	3,913	75
Medallion Financial (A)	23,200	110
MeetMe *	5,565	32
Mentor Graphics	63,617	1,527
Mercury Systems *	9,400	213
Microsemi *	7,697	308
MicroStrategy, Cl A *	506	84
Mitek Systems *(A)	47,043	366
MKS Instruments	14,290	696
MoneyGram International *	48,999	356
Monolithic Power Systems	10,330	793
Monotype Imaging Holdings	1,126	24
Monster Worldwide *	17,441	64
Nanometrics *	19,535	397
NeoPhotonics *	32,460	485

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NETGEAR *	28,009	$ 1,597
NeuStar, Cl A *(A)	13,949	354
NIC	1,007	23
Nimble Storage *	14,913	122
Nuance Communications *	10,902	159
Oclaro *	44,347	349
ON Semiconductor *	31,033	335
Paycom Software *	10,744	552
PC Connection	381	10
PDF Solutions *	119,497	2,002
Pegasystems	1,064	27
Perficient *	106,714	2,131
Photronics *	79,247	758
Plantronics	11,800	598
Plexus *	5,719	264
Polycom *	2,908	36
Progress Software *	5,817	169
Proofpoint *	52,048	4,005
PTC *	5,828	249
QAD, Cl A	23,296	540
QuinStreet *	9,414	29
RealPage *	1,403	36
RetailMeNot *	26,022	294
RingCentral, Cl A *	14,815	325
Rovi *	3,941	81
Rubicon Project *	31,579	268
Rudolph Technologies *	21,924	385
Sanmina *	44,293	1,164
ScanSource *	16,392	561
Semtech *	1,101	29
Shopify, Cl A *	9,754	403
Silicon Graphics International *	9,970	77
Silicon Laboratories *	4,529	259
Silver Spring Networks *	3,106	42
Sonus Networks *	18,949	163
Super Micro Computer *	2,561	55
SuperCom *(A)	85,900	282
Sykes Enterprises *	37,122	1,085
Synaptics *	4,583	261
Synchronoss Technologies *	7,771	324
SYNNEX	4,477	475
Synopsys *	6,425	381
Syntel *	183	8
Tableau Software, Cl A *	2,122	123
Take-Two Interactive Software *	9,020	392
Tech Data *	15,976	1,186
Telenav *	1,524	9
TeleTech Holdings	6,420	182
Teradyne	11,429	241
Tessera Technologies	144	5
Travelport Worldwide	2,828	39
TTM Technologies *	29,208	313

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tyler Technologies *	1,033	$ 169
Ultratech *	31,500	788
Unisys *	2,319	23
Vasco Data Security International *	1,252	23
Verint Systems *	3,196	109
Viavi Solutions *	78,899	614
Vishay Intertechnology	39,000	552
Vishay Precision Group *	26,500	405
Xcerra *	118,500	694
XO Group *	2,549	48
Yelp, Cl A *	8,245	317
Zendesk *	20,987	641
Zix *	13,072	50

		87,774

Materials — 3.9%
A. Schulman	7,300	186
AEP Industries	75	8
AK Steel Holding *(A)	62,738	280
Allegheny Technologies (A)	31,600	539
Avery Dennison	687	53
Bemis	4,800	253
Berry Plastics Group *	60,737	2,757
Cabot	15,583	777
Carpenter Technology	23,805	864
Chemours	8,355	110
Chemtura *	20,000	600
Clearwater Paper *	10,800	670
Cliffs Natural Resources *(A)	50,069	285
Coeur Mining *	2,683	34
Commercial Metals	2,051	32
Domtar	13,200	493
Eagle Materials	4,222	339
Flotek Industries *(A)	21,700	336
FutureFuel	13,304	156
Glatfelter	15,000	332
Gold Resource	18,553	97
Greif, Cl A	471	20
Huntsman	22,218	384
Innophos Holdings	4,431	187
Innospec	15,166	899
Kaiser Aluminum	9,044	771
Koppers Holdings *	1,944	63
Materion	3,458	101
Minerals Technologies	9,217	650
Neenah Paper	3,986	321
Olympic Steel	13,417	259
PolyOne	15,202	524
Rayonier Advanced Materials (A)	38,999	480
Real Industry *	82,400	566
Reliance Steel & Aluminum	5,437	392
Royal Gold	1,189	87

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ryerson Holding *	40,518	$ 490
Schweitzer-Mauduit International	39,500	1,552
Scotts Miracle-Gro, Cl A	3,784	313
Sensient Technologies	12,668	928
Silgan Holdings	9,519	458
Sonoco Products	1,287	66
Steel Dynamics	10,392	256
Stepan	12,133	852
Summit Materials, Cl A *	10,000	198
SunCoke Energy *	6,819	45
Tahoe Resources	10,833	141
TimkenSteel *	2,426	24
Tredegar	3,379	64
Trinseo	4,988	289
Worthington Industries	2,910	125

		20,706

Real Estate — 8.5%
Acadia Realty Trust ‡	16,760	619
Agree Realty ‡	12,870	618
Alexander & Baldwin	565	23
Alexander’s ‡	214	92
Alexandria Real Estate Equities ‡	4,072	448
American Assets Trust ‡	15,988	708
American Campus Communities ‡	19,136	959
Apartment Investment & Management, Cl A ‡	6,771	306
Apple Hospitality ‡	5,213	102
Armada Hoffler Properties ‡	18,000	248
Ashford Hospitality Prime ‡	4,219	65
Ashford Hospitality Trust ‡	51,500	359
Brandywine Realty Trust ‡	15,696	253
Brixmor Property Group ‡	14,562	416
Camden Property Trust ‡	5,995	526
Care Capital Properties ‡	14,558	437
CareTrust ‡	59,113	878
CatchMark Timber Trust, Cl A ‡	101,600	1,189
CBL & Associates Properties ‡	28,820	411
Cedar Realty Trust ‡	177,173	1,341
Chatham Lodging Trust ‡	9,526	197
Chesapeake Lodging Trust ‡	539	14
Colony Starwood Homes ‡(A)	65,518	2,031
Columbia Property Trust ‡	6,449	152
Communications Sales & Leasing ‡	3,945	123
Community Healthcare Trust	591	13
CoreSite Realty ‡	64	5
Corporate Office Properties Trust ‡	3,477	99
Corrections Corp of America ‡	16,063	256
Cousins Properties ‡	63,809	703
CubeSmart ‡	9,424	259
CyrusOne ‡	6,938	353
DCT Industrial Trust ‡	1,363	66
DDR ‡	1,635	31

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Douglas Emmett ‡	4,513	$ 170
Duke Realty ‡	11,103	312
DuPont Fabros Technology ‡	1,564	66
Education Realty Trust ‡	18,387	833
EPR Properties ‡	10,313	808
Equity Commonwealth *‡	80,172	2,509
Equity One ‡	16,531	513
FelCor Lodging Trust ‡	41,800	297
First Industrial Realty Trust ‡	15,163	436
First Potomac Realty Trust ‡	10,570	106
Forest City Realty Trust, Cl A ‡	5,651	134
Four Corners Property Trust ‡	15,351	318
Franklin Street Properties ‡	75,185	944
GEO Group ‡(A)	61,515	1,233
Getty Realty ‡	22,239	523
Government Properties Income Trust ‡	10,600	247
Gramercy Property Trust ‡	185,402	1,795
Healthcare Realty Trust ‡	3,728	131
Healthcare Trust of America, Cl A ‡	13,081	441
Hersha Hospitality Trust, Cl A ‡	12,700	248
Highwoods Properties ‡	18,730	993
Hospitality Properties Trust ‡	29,600	903
Hudson Pacific Properties ‡	868	29
Independence Realty Trust ‡	2,607	25
InfraREIT ‡	1,297	25
Jones Lang LaSalle	612	72
Kennedy-Wilson Holdings	78,300	1,727
Kilroy Realty ‡	679	49
LaSalle Hotel Properties ‡	88,502	2,483
Lexington Realty Trust ‡	16,992	183
Liberty Property Trust ‡	7,143	295
Life Storage ‡	3,383	304
LTC Properties ‡	1,152	60
Mack-Cali Realty ‡	11,600	322
Mid-America Apartment Communities ‡	4,185	393
Monmouth Real Estate Investment, Cl A ‡	4,107	57
National Health Investors ‡	2,675	215
National Retail Properties ‡	8,909	446
National Storage Affiliates Trust ‡	2,889	59
NexPoint Residential Trust ‡	1,280	27
Omega Healthcare Investors ‡	1,300	47
Outfront Media ‡	12,034	269
Pebblebrook Hotel Trust ‡	14,964	450
Piedmont Office Realty Trust, Cl A ‡	31,591	683
Post Properties ‡	1,836	122
Potlatch ‡	629	24
PS Business Parks ‡	985	109
QTS Realty Trust, Cl A ‡	5,821	315
RAIT Financial Trust ‡	6,566	21
Rayonier ‡	3,737	103
RE, Cl A	8,200	341
Regency Centers ‡	5,473	441

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Retail Opportunity Investments ‡	1,914	$ 43
Retail Properties of America, Cl A ‡	18,349	312
RLJ Lodging Trust ‡	6,229	145
Ryman Hospitality Properties ‡	835	45
Sabra Health Care ‡	19,800	505
Saul Centers ‡	7,043	467
Select Income ‡	50,669	1,383
Senior Housing Properties Trust ‡	8,748	195
Seritage Growth Properties ‡(A)	12,400	552
Silver Bay Realty Trust ‡	2,607	50
Spirit Realty Capital ‡	5,009	66
STORE Capital ‡	11,637	345
Summit Hotel Properties ‡	64,301	920
Sun Communities ‡	2,731	209
Sunstone Hotel Investors ‡	35,604	495
Tanger Factory Outlet Centers ‡	13,638	554
Taubman Centers ‡	1,123	87
Urban Edge Properties ‡	654	19
Urstadt Biddle Properties, Cl A ‡	5,092	116
Washington Real Estate Investment Trust ‡	413	13
Weingarten Realty Investors ‡	5,971	246
Whitestone, Cl B ‡	26,813	389
Xenia Hotels & Resorts ‡	1,334	22

		45,134

Telecommunication Services — 0.7%
8x8 *	22,110	293
ATN International	3,926	256
Cincinnati Bell *	81,574	341
FairPoint Communications *	1,976	28
IDT, Cl B	16,855	251
Inteliquent	30,522	508
Intelsat *(A)	71,773	194
Iridium Communications *(A)	74,300	619
magicJack VocalTec *(A)	22,200	138
NII Holdings *	15,770	52
Ooma *(A)	29,800	260
Spok Holdings	15,278	253
Telephone & Data Systems	7,925	221
US Cellular *	1,475	55
Vonage Holdings *	44,239	257

		3,726

Utilities — 4.0%
ALLETE	23,160	1,373
American States Water	4,550	177
Aqua America	3,120	95
Atmos Energy	3,588	265
Avista	24,989	1,015
Black Hills	3,886	227
Cadiz *(A)	48,200	375
California Water Service Group	807	25

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Calpine *	985	$ 13
Chesapeake Utilities	14,510	924
Connecticut Water Service	634	29
Dynegy, Cl A *	5,622	71
El Paso Electric	1,242	57
Great Plains Energy	25,288	687
Hawaiian Electric Industries	11,029	331
IDACORP	10,944	832
ITC Holdings	2,534	115
MDU Resources Group	6,386	150
MGE Energy	327	18
Middlesex Water	2,317	77
New Jersey Resources	193	7
Northwest Natural Gas	5,185	310
NorthWestern	16,858	975
NRG Yield, Cl C	703	12
ONE Gas	15,896	973
Ormat Technologies	275	13
Otter Tail	23,118	792
Piedmont Natural Gas	2,267	136
Pinnacle West Capital	14,138	1,061
PNM Resources	41,919	1,333
Portland General Electric	59,533	2,507
Questar	5,327	133
SJW	6,090	260
South Jersey Industries	19,200	570
Southwest Gas	35,168	2,455
Spark Energy, Cl A (A)	2,670	77
Spire	9,279	600
Talen Energy *	1,691	23
UGI	17,791	809
Unitil	3,716	147
Vectren	10,828	530
Westar Energy, Cl A	4,682	257

		20,836

Total Common Stock (Cost $439,613) ($ Thousands)		503,903

EXCHANGE TRADED FUND — 0.4%
iShares Russell 2000 Value Fund (A)	22,100	2,306

Total Exchange Traded Fund (Cost $2,279) ($ Thousands)		2,306

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BOND — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/14 (B)	$2,856	$ 4

Total Convertible Bond (Cost $444) ($ Thousands)		4

	Number of Rights

RIGHTS — 0.0%
United States — 0.0%
Allos Therapeutics *‡‡	81,300	–
Dyax, Expires 12/31/2019 *	1,964	–
Kinder Morgan Escrow *‡‡	69,896	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 5.2%
SEI Liquidity Fund, L.P.
0.410% **†(C)	27,592,027	27,592

Total Affiliated Partnership (Cost $27,592) ($ Thousands)		27,592

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bills
0.228%, 10/20/2016 (D)	145	145

Total U.S. Treasury Obligation (Cost $145) ($ Thousands)		145

	Shares

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **	25,128,672	25,129

Total Cash Equivalent (Cost $25,129) ($ Thousands)		25,129

Total Investments — 105.8% (Cost $495,202) ($ Thousands) @		$ 559,079

Percentages are based on Net Assets of $528,537 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable.

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap Fund (Concluded)

(A)	This security or a partial position of this security is on loan at August 31, 2016. The total market value of securities on loan at August 31, 2016 was $26,692 ($ Thousands).

(B)	Security is in default on interest payment.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2016 was $27,592 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $495,202 ($ Thousands), and the unrealized appreciation and depreciation were $82,590 ($ Thousands) and ($18,713) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$503,384	$–	$–	$503,384
Exchange Traded Fund	2,306	–	–	2,306
Foreign Common Stock	519	–	–	519
Convertible Bond	–	–	4	4
Rights	–	–	7	–
Affiliated Partnership	–	27,592	–	27,592
U.S. Treasury Obligation	–	145	–	145
Cash Equivalent	25,129	–	–	25,129

Total Investments in Securities	$531,338	$27,737	$4	$559,079

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2016 ($ Thousands):

Security Description	Value 05/31/16	Purchases at Cost	Proceeds from Sales	Value 08/31/16	Dividend Income

SEI Liquidity Fund, L.P.	$ 22,227	$ 26,753	$ (21,388)	$ 27,592	$ 100
SEI Daily Income Trust, Prime Obligation Fund, Class A	26,893	4,813	(31,706)	—	—
SEI Daily Income Trust, Government Fund, Class A	—	82,167	(57,038)	25,129	10

Totals	$ 49,120	$ 113,733	$ (110,132)	$ 52,721	$ 110

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.3%

Consumer Discretionary — 11.2%
1-800-Flowers.com, Cl A *	10,265	$ 95
2U *(A)	24,552	868
Abercrombie & Fitch, Cl A	7,080	126
AMC Entertainment Holdings, Cl A	3,939	120
American Axle & Manufacturing Holdings *	6,858	118
American Eagle Outfitters (A)	24,491	454
American Public Education *	8,460	175
Arctic Cat	6,459	91
Bassett Furniture Industries	6,965	172
Beazer Homes USA *	25,308	285
Big 5 Sporting Goods	11,267	141
Big Lots (A)	46,201	2,279
BJ’s Restaurants *	3,296	131
Bloomin’ Brands	64,840	1,267
Boyd Gaming *	627	12
Bright Horizons Family Solutions *	24,504	1,670
Buffalo Wild Wings *	4,561	740
Build-A-Bear Workshop, Cl A *	583	7
Burlington Stores *	3,713	302
Callaway Golf	53,507	611
Capella Education	2,350	138
Career Education *	2,873	19
Carrols Restaurant Group *	4,598	62
Cavco Industries *	2,898	303
Cheesecake Factory	1,844	95
Citi Trends	9,568	187
Cooper Tire & Rubber	5,255	179
Cooper-Standard Holding *	6,249	619
Core-Mark Holdings	35,440	1,352
Cracker Barrel Old Country Store	111	17
CST Brands	1,579	75
Culp	1,732	55
Dana Holdings	674	10
Dave & Buster’s Entertainment *	16,213	753
Del Frisco’s Restaurant Group *	1,525	23
Dick’s Sporting Goods	5,640	330
Dillard’s, Cl A	137	8
DineEquity	257	20
Dorman Products *	3,694	233
Drew Industries	2,961	302
DSW, Cl A	15,151	363
Duluth Holdings, Cl B *(A)	9,274	281
Eastman Kodak *	835	13
Eldorado Resorts *	2,086	29
Entravision Communications, Cl A	10,205	77
Ethan Allen Interiors	12,825	429
Express *	22,470	266
Fiesta Restaurant Group *	106,972	2,702
Five Below *	18,628	830
Fossil Group *	3,358	96
Francesca’s Holdings *	6,015	82

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GameStop, Cl A	235	$ 7
Gannett	21,560	257
Genesco *	12,450	904
Graham Holdings, Cl B	8	4
Haverty Furniture	1,855	37
Helen of Troy *	1,957	177
Hooker Furniture	1,725	40
Horizon Global *	19,488	347
Imax *	14,960	456
Installed Building Products *	4,650	155
International Game Technology	725	17
Isle of Capri Casinos *	1,619	28
J Alexander’s Holdings *	2,814	28
Jack in the Box	34,021	3,384
John Wiley & Sons, Cl A	2,732	159
K12 *	13,560	162
Kirkland’s *	4,120	52
La-Z-Boy, Cl Z	9,725	259
Lear	837	97
Libbey	13,569	241
Lithia Motors, Cl A	6,090	504
Loral Space & Communications *	1,273	46
Marriott Vacations Worldwide	14,670	1,131
MDC Partners, Cl A (A)	195,095	2,407
Media General *	3,270	58
Modine Manufacturing *	2,259	24
Monro Muffler	22,681	1,279
Movado Group	3,624	82
Murphy USA *	8,213	600
NACCO Industries, Cl A	3,155	210
National CineMedia	30,740	460
New Media Investment	13,216	211
New York Times, Cl A	15,626	202
Nexstar Broadcasting Group, Cl A (A)	18,375	969
Nutrisystem	10,587	305
Office Depot	58,043	214
Ollie’s Bargain Outlet Holdings *(A)	15,060	383
Overstock.com *	1,759	27
Oxford Industries	4,868	304
Papa John’s International	3,627	271
Perry Ellis International *	3,423	64
Pier 1 Imports (A)	5,949	27
Pinnacle Entertainment *	385	5
Planet Fitness, Cl A *(A)	42,750	926
Pool	14,384	1,451
Ruth’s Hospitality Group	11,474	172
Select Comfort *	35,710	937
Shoe Carnival	4,830	143
Sinclair Broadcast Group, Cl A	772	22
SiteOne Landscape Supply *	16,365	626
Skullcandy *	1,313	8
Smith & Wesson Holding *	1,784	50

SEI Institutional Investments Trust / Quarterly Report /August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SodaStream International *(A)	36,600	$ 1,038
Spartan Motors	35,345	348
Staples	2,737	23
Steven Madden *	68,170	2,392
Stoneridge *	2,766	48
Strayer Education *	533	26
Superior Industries International	11,541	336
Tailored Brands	13,608	179
TEGNA	2,653	54
Tempur Sealy International *(A)	9,043	709
Tenneco *	939	52
Texas Roadhouse, Cl A	31,440	1,392
Thor Industries	4,104	333
Tile Shop Holdings *	24,260	377
Tilly’s, Cl A *	12,459	109
Tower International	4,222	103
Universal Electronics *	3,936	291
Vail Resorts	3,300	523
Vince Holding *	10,665	75
Visteon	12,685	897
William Lyon Homes, Cl A *(A)	68,342	1,179
Wingstop	10,125	307
Wolverine World Wide	43,275	1,035
Zagg *	29,953	218
Zoe’s Kitchen *(A)	11,157	304

		52,889

Consumer Staples — 3.7%
AdvancePierre Foods Holdings	11,471	290
Andersons	48,110	1,778
B&G Foods, Cl A	28,128	1,336
Boston Beer, Cl A *	561	102
Cal-Maine Foods (A)	4,029	185
Casey’s General Stores	2,028	266
Central Garden and Pet *	12,086	310
Central Garden and Pet, Cl A *	37,620	912
Chefs’ Warehouse *	19,889	219
Darling International *	48,415	682
Dean Foods (A)	11,927	205
Edgewell Personal Care	965	77
Energizer Holdings	1,455	72
Fresh Del Monte Produce	23,356	1,359
Freshpet *(A)	29,467	310
Hain Celestial Group *	11,584	426
HRG Group *	2,922	47
Ingredion	2,544	348
Inventure Foods *	61,705	598
John B Sanfilippo & Son	8,744	450
Lancaster Colony	903	122
Medifast	4,899	180
MGP Ingredients	8,291	331
National Beverage *	1,391	69

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nu Skin Enterprises, Cl A	3,514	$ 203
Omega Protein *	90,465	2,281
Performance Food Group *	37,540	965
Pilgrim’s Pride	2,681	62
Sanderson Farms	3,560	343
Seaboard *	32	104
Seneca Foods, Cl A *	651	19
Snyder’s-Lance	31,257	1,105
SpartanNash	15,702	503
SUPERVALU *	49,704	272
TreeHouse Foods *	6,621	627
United Natural Foods *	2,883	131
Vector Group	2,249	50
WD-40	125	15
Weis Markets	1,996	102

		17,456

Energy — 3.9%
Ardmore Shipping	2,521	18
Atwood Oceanics (A)	13,014	103
California Resources (A)	4,273	42
Callon Petroleum *	20,745	302
CARBO Ceramics (A)	128,200	1,606
Carrizo Oil & Gas *	57,156	2,189
Clayton Williams Energy *(A)	6,086	384
Contango Oil & Gas *	23,530	227
Denbury Resources	21,066	65
DHT Holdings	30,861	133
Diamond Offshore Drilling	1,044	19
Diamondback Energy *	1,499	143
Dril-Quip *	4,937	274
Energen	3,912	225
Ensco, Cl A	6,431	49
EP Energy, Cl A *(A)	11,877	49
FMC Technologies *	4,689	132
Gener8 Maritime *	23,319	117
Gulfport Energy *	2,441	70
HollyFrontier	1,435	37
Jones Energy, Cl A *	14,465	40
Matador Resources *	13,830	317
Matrix Service *	2,743	51
Memorial Resource Development *	22,139	319
Murphy Oil	2,127	57
Newfield Exploration *	2,033	88
Noble	2,639	15
Oceaneering International	2,587	69
Oil States International *	33,570	1,041
Pacific Ethanol *	47,213	305
Parsley Energy, Cl A *	10,031	340
Patterson-UTI Energy	46,160	900
PBF Energy, Cl A	139,900	3,064
PDC Energy *	8,387	557

2	SEI Institutional Investments Trust / Quarterly Report /August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PHI *	1,150	$ 21
QEP Resources	5,633	108
Renewable Energy Group *	1,239	11
Resolute Energy *(A)	16,687	282
REX American Resources *	361	29
Rice Energy *	3,094	81
RSP Permian *	8,137	318
Ship Finance International	1,466	22
Southwestern Energy *(A)	98,700	1,373
Superior Energy Services	52,515	884
TETRA Technologies *	949	6
Tidewater (A)	368,315	1,204
Transocean	17,775	172
US Silica Holdings	5,819	228
W&T Offshore *(A)	27,144	46
Western Refining (A)	4,276	108
World Fuel Services	7,840	350
WPX Energy *	1,180	14

		18,604

Financials — 12.3%
1st Source	314	11
Alleghany *	32	17
Allied World Assurance Holdings	807	33
Ambac Financial Group *	7,058	128
American Capital Agency ‡	7,081	137
American Equity Investment Life Holding	100,400	1,769
American Financial Group	2,888	217
American National Insurance	196	23
AMERISAFE	1,110	67
Arch Capital Group *	2,162	175
Argo Group International Holdings	33,291	1,889
Aspen Insurance Holdings	5,994	275
Assurant	134	12
Assured Guaranty	10,192	283
Axis Capital Holdings	6,615	376
Banc of California	47,230	1,054
BancFirst	174	12
Banco Latinoamericano de Comercio Exterior, Cl E	394	11
Bancorp *	212,648	1,316
Bancorpsouth	12,926	322
Bank of Hawaii	605	44
BankUnited	40,235	1,294
Beneficial Bancorp	13,791	208
Blackstone Mortgage Trust, Cl A ‡	24,526	731
Boston Private Financial Holdings	16,772	216
Brookline Bancorp	3,788	45
Camden National	160	7
Capital Bank Financial, Cl A	4,891	153
Capitol Federal Financial	109,630	1,576
Cardinal Financial	434	12

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cathay General Bancorp	545	$ 17
Centerstate Banks	1,533	28
Central Pacific Financial	3,510	90
Chemical Financial (A)	18,783	868
Chimera Investment ‡	4,437	73
CNO Financial Group	12,137	197
Colony Financial ‡	5,587	103
Commerce Bancshares	4,216	214
Community Bank System	324	15
Community Trust Bancorp	244	9
Dime Community Bancshares	2,319	41
Eagle Bancorp *	6,646	344
East West Bancorp	2,937	109
Employers Holdings	12,173	371
Endurance Specialty Holdings	5,051	333
Enstar Group *	287	48
Enterprise Financial Services	5,656	174
Essent Group *	1,902	51
EverBank Financial	2,530	49
Everest Re Group	2,896	560
FBL Financial Group, Cl A	819	54
Federal Agricultural Mortgage, Cl C	6,522	267
Federated Investors, Cl B	5,746	186
Federated National Holding	6,302	115
Fidelity Southern	3,799	68
First BanCorp *	16,185	79
First Citizens BancShares, Cl A	318	91
First Commonwealth Financial	159,065	1,624
First Defiance Financial	5,170	235
First Financial	1,105	45
First Financial Bancorp	457	10
First Horizon National	28,571	439
First Interstate Bancsystem, Cl A	21,909	673
First NBC Bank Holding *	13,553	177
Flagstar Bancorp *	5,748	161
Flushing Financial	6,161	143
FNB (Pennsylvania)	198,190	2,475
Fulton Financial	11,696	169
GAMCO Investors, Cl A	262	8
Great Southern Bancorp	457	19
Great Western Bancorp	24,924	853
Green Dot, Cl A *	144,879	3,361
Hancock Holding	16,060	524
Hanmi Financial	421	11
Hanover Insurance Group	18,614	1,456
Heartland Financial USA	1,057	38
Hercules Capital	35,238	481
Heritage Financial	1,609	30
Heritage Insurance Holdings	11,948	164
HomeTrust Bancshares *	2,031	39
Horace Mann Educators	17,011	622
Houlihan Lokey, Cl A	10,971	272

SEI Institutional Investments Trust / Quarterly Report /August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Huntington Bancshares	20,548	$ 206
Iberiabank	21,336	1,467
Independent Bank	7,509	169
Infinity Property & Casualty	6,796	573
International FCStone *	4,911	177
Invesco Mortgage Capital ‡	2,779	44
Investors Bancorp	16,436	201
KCG Holdings, Cl A *	18,500	267
KeyCorp	–	—
Lakeland Financial	252	9
MB Financial	11,223	440
Meta Financial Group	4,984	307
MFA Financial ‡	8,540	66
MGIC Investment *	98,033	793
National Western Life Group, Cl A	98	19
Navigators Group	1,612	151
NBT Bancorp	10,570	341
Nelnet, Cl A	1,486	53
New Residential Investments ‡	11,815	170
OFG Bancorp (A)	333,837	3,642
Old Republic International	8,957	172
OneBeacon Insurance Group, Cl A	10,980	155
Opus Bank	641	22
Pacific Premier Bancorp *	955	26
PacWest Bancorp	9,461	410
People’s United Financial	8,048	131
Piper Jaffray *	2,913	129
Popular	3,992	157
PRA Group *	1,284	41
Preferred Bank	3,820	134
PrivateBancorp, Cl A	12,820	589
ProAssurance	21,465	1,181
Radian Group	13,647	187
Raymond James Financial	1,402	82
Reinsurance Group of America, Cl A	62	7
RenaissanceRe Holdings	276	33
ServisFirst Bancshares	8,547	448
Signature Bank NY *	2,890	353
SLM *	61,893	459
Starwood Property Trust ‡	3,784	87
Sterling Bancorp	42,539	759
Stifel Financial *	8,236	324
Stock Yards Bancorp	202	6
SVB Financial Group *	4,246	472
Synovus Financial	1,601	53
Talmer Bancorp, Cl A	3,690	86
TCF Financial	28,195	413
Texas Capital Bancshares *	2,361	124
Towne Bank	3,201	76
TriCo Bancshares	384	10
TrustCo Bank	1,643	12
Trustmark	625	18

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Two Harbors Investment ‡	8,484	$ 75
Union Bankshares	320	9
United Fire Group	8,917	385
Univest Corp of Pennsylvania	29,668	692
Validus Holdings	13,928	707
Voya Financial	62,200	1,819
Waddell & Reed Financial, Cl A	7,448	139
Walker & Dunlop *	185	5
Washington Federal	1,258	33
Waterstone Financial	3,841	65
Webster Financial	24,040	929
WesBanco	269	9
Westamerica Bancorporation	429	22
Western Alliance Bancorp *	48,473	1,853
White Mountains Insurance Group	82	68
Wintrust Financial	56,111	3,119
Zions Bancorporation	31,572	966

		58,142

Health Care — 13.9%
Abaxis	138	7
ABIOMED *	2,545	300
Acadia Healthcare *	8,863	454
Acorda Therapeutics *	1,097	26
Adamas Pharmaceuticals *(A)	9,724	133
Advaxis *(A)	21,477	248
Adverum Biotechnologies *	1,892	7
Aerie Pharmaceuticals *(A)	7,830	152
Aimmune Therapeutics *(A)	9,418	139
Akorn *	16,266	438
Alder Biopharmaceuticals *(A)	6,883	227
Alere *	1,529	60
Align Technology *	6,370	592
Allscripts Healthcare Solutions *	3,885	50
AMAG Pharmaceuticals *(A)	109,098	2,600
Amicus Therapeutics *	23,477	157
AMN Healthcare Services *	59,313	2,149
Amphastar Pharmaceuticals *	13,526	257
Amsurg, Cl A *	14,863	965
Analogic	24,355	2,168
AngioDynamics *	1,018	17
Anika Therapeutics *	1,817	86
Applied Genetic Technologies *	4,521	58
Audentes Therapeutics *	7,507	117
BioDelivery Sciences International *(A)	290,956	710
BioSpecifics Technologies *	2,026	74
BioTelemetry *	19,396	358
Cantel Medical	3,924	297
Capital Senior Living *	98,421	1,692
Cara Therapeutics *	3,571	19
Cardiovascular Systems *	15,768	386
Cepheid *	2,123	73

4	SEI Institutional Investments Trust / Quarterly Report /August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Charles River Laboratories International *	5,361	$ 446
Chimerix *	10,468	50
Community Health Systems *(A)	179,003	1,912
Cotiviti Holdings *	9,984	332
Cross Country Healthcare *	3,896	47
Cynosure, Cl A *	76,368	3,978
Cytokinetics *(A)	26,043	314
CytRx *	14,848	8
DBV Technologies ADR *	4,008	139
Dentsply Sirona	1,216	75
Dermira *	11,327	352
DexCom *	4,708	429
Diplomat Pharmacy *(A)	10,570	331
Emergent Biosolutions *	20,357	542
Enanta Pharmaceuticals *	1,349	30
Ensign Group	41,060	772
Evolent Health, Cl A *(A)	8,791	219
Exactech *	1,955	54
Exelixis *	27,183	303
Five Prime Therapeutics *	4,255	187
Flamel Technologies ADR *(A)	101,881	1,362
Glaukos *	18,432	550
Globus Medical, Cl A *	86,573	2,011
GW Pharmaceuticals ADR *(A)	1,588	130
Haemonetics *	1,344	50
Halozyme Therapeutics *(A)	2,568	25
HealthSouth	17,346	706
Healthways *	2,224	56
Heska *	5,616	306
Hill-Rom Holdings	4,978	295
HMS Holdings *	5,224	114
Horizon Pharma *	1,184	22
ICON *	5,203	400
ImmunoGen *(A)	7,988	22
INC Research Holdings, Cl A *	3,817	167
Insulet *	6,743	285
Integra LifeSciences Holdings *	77,006	6,655
Intra-Cellular Therapies, Cl A *	6,526	263
Kindred Healthcare	165,608	1,828
Lannett *(A)	111,412	3,772
LeMaitre Vascular	1,906	35
LHC Group *	3,230	115
Ligand Pharmaceuticals, Cl B *(A)	27,255	2,816
MacroGenics *	548	16
Magellan Health Services *	3,711	212
Masimo *	8,174	483
Medicines *	6,000	235
Medidata Solutions *	5,303	287
Merit Medical Systems *	1,230	30
Mirati Therapeutics *	1,698	9
Molina Healthcare *(A)	40,152	2,161
Myriad Genetics *	3,581	73

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Healthcare	162	$ 11
Natus Medical *	1,768	69
NeoGenomics *	36,850	296
Neurocrine Biosciences *	3,030	147
Nevro *	10,604	1,001
Nobilis Health *(A)	5,612	20
Novavax *(A)	7,309	50
NuVasive *	5,321	348
OraSure Technologies *	66,128	567
Otonomy *	8,276	136
Owens & Minor	1,721	59
PDL BioPharma	93,321	272
Penumbra *	9,997	705
PerkinElmer	5,124	273
Phibro Animal Health, Cl A	3,473	84
Portola Pharmaceuticals, Cl A *	1,245	25
PRA Health Sciences *	6,030	305
Premier, Cl A *	13,573	430
Prestige Brands Holdings *	59,603	2,869
Prothena *(A)	5,140	257
Puma Biotechnology *	4,871	288
Quality Systems	1,291	15
Radius Health *(A)	9,306	510
Repligen *	648	20
Sage Therapeutics *	4,554	169
Sciclone Pharmaceuticals *	17,703	178
Spectranetics *	11,540	284
Supernus Pharmaceuticals *	53,565	1,145
SurModics *	6,044	172
Teleflex	891	163
TESARO *(A)	8,142	690
TransEnterix *(A)	71,704	98
Triple-S Management, Cl B *	18,928	414
Ultragenyx Pharmaceutical *	4,148	273
Vascular Solutions *	6,514	314
Veeva Systems, Cl A *	7,845	321
VWR *	1,337	37
WellCare Health Plans *	4,155	468
West Pharmaceutical Services	3,440	281
Zafgen *	3,876	12
Zeltiq Aesthetics *(A)	19,873	758

		65,561

Industrials — 17.2%
AAR	13,716	338
ABM Industries	245	9
Acacia Research	257,664	1,541
ACCO Brands *	227,266	2,273
Actuant, Cl A	35,238	840
Aegion, Cl A *	2,444	45
Air Transport Services Group *	20,064	290
Alamo Group	570	37

SEI Institutional Investments Trust / Quarterly Report /August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allegiant Travel, Cl A	362	$ 50
Allison Transmission Holdings, Cl A	725	20
Altra Industrial Motion	7,280	205
American Science & Engineering	183	7
American Woodmark *	1,258	109
Apogee Enterprises	60,940	2,949
Applied Industrial Technologies	3,318	158
ArcBest	4,262	78
Argan	6,543	313
Astec Industries	4,486	264
Atlas Air Worldwide Holdings *	96,600	3,588
Babcock & Wilcox Enterprises *	1,882	31
Barnes Group	32,448	1,341
Barrett Business Services	313	15
Beacon Roofing Supply *	27,055	1,244
Brady, Cl A	13,636	457
Briggs & Stratton	8,893	169
BWX Technologies	44,000	1,708
CAI International *	4,159	33
Carlisle	5,815	610
CIRCOR International	16,230	959
Clean Harbors *	7,469	357
Columbus McKinnon	544	10
Comfort Systems USA	9,772	277
Continental Building Products *	1,492	33
CRA International *	5,577	151
Crane	36,417	2,342
Curtiss-Wright	16,842	1,514
Deluxe	26,724	1,822
DXP Enterprises *	33,100	930
Dycom Industries *	6,984	566
EMCOR Group	45,090	2,582
EnerSys	492	35
Engility Holdings *	4,105	123
Ennis	36,537	606
EnPro Industries	7,264	391
Esterline Technologies *	1,777	137
Federal Signal	3,312	43
Forward Air	25,080	1,156
Franklin Electric	26,510	1,014
FreightCar America	5,250	76
G&K Services, Cl A	120	12
Generac Holdings *	10,092	376
General Cable	5,581	90
Genesee & Wyoming, Cl A *	6,271	426
Gibraltar Industries *	21,296	813
Global Brass & Copper Holdings	13,711	385
Granite Construction	5,365	257
Greenbrier	439	15
H&E Equipment Services	23,077	368
Harsco	2,421	24
Hawaiian Holdings *	1,317	62

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Heico	3,830	$ 260
Heidrick & Struggles International	4,689	88
Herman Miller	2,097	76
Hexcel	20,588	923
Hudson Technologies *	46,507	301
Huntington Ingalls Industries	1,721	284
Huron Consulting Group *	44,353	2,788
Hyster-Yale Materials Handling	133	7
ICF International *	559	23
IDEX	5,822	544
Insperity	613	40
Insteel Industries	8,018	267
Interface, Cl A	4,533	80
ITT	37,779	1,367
Jacobs Engineering Group *	1,180	62
JetBlue Airways *	9,802	156
John Bean Technologies	21,815	1,498
Joy Global	4,579	125
Kadant	1,215	65
KBR	6,086	89
Kelly Services, Cl A	3,121	60
Kennametal	2,750	77
KEYW Holding *(A)	25,375	253
Kforce	7,918	153
Kirby *	7,235	377
Knoll	2,276	60
Korn/Ferry International	15,285	364
LB Foster, Cl A	101,814	1,223
Lincoln Electric Holdings	6,649	423
Lydall *	6,356	305
Macquarie Infrastructure	1,501	120
Manpowergroup	1,878	134
MasTec *	57,553	1,695
Matson	1,157	45
Matthews International, Cl A	5,357	329
Meritor *	13,088	146
Middleby *	3,835	491
Mistras Group *	2,450	57
Moog, Cl A *	2,740	162
MRC Global *	36,742	539
MSA Safety	15,790	920
Mueller Industries	3,745	129
Mueller Water Products, Cl A	23,552	285
Multi-Color	3,207	214
MYR Group *	4,524	131
National Presto Industries	1,314	115
Navigant Consulting *	372	7
NCI Building Systems *	20,665	313
Nordson	6,873	679
Northwest Pipe *	5,358	63
On Assignment *	72,777	2,744
Orbital ATK	1,128	85

6	SEI Institutional Investments Trust / Quarterly Report /August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oshkosh Truck	19,345	$ 1,043
Owens Corning	3,831	210
Park-Ohio Holdings	1,818	67
Patrick Industries *	4,931	316
Paylocity Holding *(A)	11,051	498
Ply Gem Holdings *	16,465	230
Quad, Cl A	12,247	332
Quanta Services *	3,030	78
RBC Bearings *	5,712	452
Regal-Beloit	7,205	442
Resources Connection	18,824	284
Rexnord *	2,903	64
Roadrunner Transportation Systems *	18,500	154
RPX *	19,415	203
SkyWest	12,806	361
Spirit AeroSystems Holdings, Cl A *	3,062	140
SPX FLOW *	3,006	88
Standex International	5,822	490
Steelcase, Cl A	11,445	171
Supreme Industries, Cl A	4,920	85
Swift Transporation, Cl A *(A)	90,059	1,676
Team *	11,861	377
Teledyne Technologies *	2,117	227
Terex	2,494	61
Tetra Tech	23,212	819
Timken	1,158	39
Titan Machinery *(A)	48,430	519
TPI Composites *	15,614	311
TransUnion *	9,210	304
TriMas *	18,415	353
TriNet Group *	22,079	464
Trinity Industries	899	22
Triumph Group	103,221	3,289
TrueBlue *	3,073	67
Tutor Perini *	14,752	342
UniFirst	3,650	469
United Rentals *	533	44
Universal Forest Products	7,153	781
Vectrus *	5,884	198
Wabash National *	5,204	73
WageWorks *	39,255	2,426
Watts Water Technologies, Cl A	5,816	375
Wesco Aircraft Holdings *	204,796	2,814
WESCO International *	591	37
XPO Logistics *(A)	35,387	1,267
Xylem	1,138	58

		81,535

Information Technology — 19.7%
A10 Networks *	1,511	15
Acacia Communications *(A)	2,677	299
Acxiom *	100,047	2,600

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Advanced Energy Industries *	6,179	$ 272
Advanced Micro Devices *	56,378	417
Alarm.com Holdings *	11,000	302
Alpha & Omega Semiconductor *	6,118	129
Ambarella *(A)	357	26
Amkor Technology *	30,499	278
Arista Networks *(A)	4,420	352
Arrow Electronics *	2,984	196
Aspen Technology *	34,076	1,549
Atlassian, Cl A *(A)	11,726	346
AVG Technologies *	1,072	27
Avnet	3,700	154
Axcelis Technologies *	3,264	38
Bankrate *	17,881	140
Barracuda Networks *	6,613	153
Belden	3,729	278
Benchmark Electronics *	15,069	364
Black Box	113,825	1,588
Blackbaud	25,060	1,688
Blackhawk Network Holdings, Cl A *	13,608	466
Bottomline Technologies de *	35,245	814
Brightcove *	34,729	448
BroadSoft *	12,357	565
Brocade Communications Systems	20,395	183
CACI International, Cl A *	13,224	1,314
CalAmp *	173,617	2,531
Callidus Software *	125,530	2,425
Cardtronics *	6,868	308
Cavium *	52,818	2,941
CEVA *	8,364	263
Cimpress *(A)	7,166	711
Cirrus Logic *	18,096	918
Coherent *	5,951	626
Cohu	4,994	54
CommVault Systems *	29,893	1,541
Convergys	4,687	140
Cornerstone OnDemand *	44,280	1,945
CoStar Group *	1,961	406
Cray *	1,978	45
CSG Systems International	2,097	92
CSRA	16,950	430
Cypress Semiconductor (A)	105,000	1,253
DHI Group *	8,608	67
Diebold	17,772	499
Digi International *	3,078	35
Ebix (A)	5,725	326
Electronics For Imaging *	24,075	1,133
EMCORE	21,194	105
Envestnet *	5,657	224
EPAM Systems *	6,070	414
Everi Holdings *	20,391	43
EVERTEC	10,129	173

SEI Institutional Investments Trust / Quarterly Report /August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Everyday Health *	10,132	$ 78
Exar *	3,344	30
ExlService Holdings *	23,605	1,208
Extreme Networks *	2,072	8
Fair Isaac	50	6
Fairchild Semiconductor International, Cl A *	5,395	107
FARO Technologies *	2,823	92
Finisar *	5,868	124
FireEye *(A)	131,841	1,893
First Solar *	4,378	166
Five9 *	24,239	363
FleetMatics Group *	965	58
Fortinet *	8,000	289
Gigamon *	8,687	384
GigPeak *	29,693	56
Global Payments	1,760	134
Guidewire Software *	12,999	800
Hackett Group	4,631	76
HubSpot *	8,300	463
II-VI *	5,487	116
Ingram Micro, Cl A	2,772	97
Inphi *	34,413	1,482
Insight Enterprises *	8,283	253
Instructure *	11,726	281
Integrated Device Technology *	9,705	195
InterDigital	4,548	325
Intersil, Cl A	18,948	374
Ixia *	94,595	1,091
IXYS	14,125	164
j2 Global	341	23
Jabil Circuit	1,625	34
Keysight Technologies *	94,400	2,873
Leidos Holdings	1,448	59
Liquidity Services *	1,315	13
Littelfuse	8,490	1,077
LogMeIn	15,314	1,279
Lumentum Holdings *	54,260	1,906
MA-COM Tech *	10,432	430
ManTech International, Cl A	10,011	401
Marvell Technology Group	11,455	142
MAXIMUS	29,157	1,715
MaxLinear, Cl A *	39,281	753
MeetMe *	9,443	54
Mellanox Technologies *	7,450	327
Mentor Graphics	20,001	480
Microsemi *	19,591	783
MicroStrategy, Cl A *	693	116
Mitek Systems *(A)	47,304	368
MKS Instruments	36,878	1,797
Monolithic Power Systems	20,958	1,608
Monotype Imaging Holdings	3,726	79
Monster Worldwide *	19,556	72

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nanometrics *	16,533	$ 336
NeoPhotonics *	32,062	479
NETGEAR *	12,979	740
NeuStar, Cl A *(A)	2,563	65
NIC	1,658	38
Nuance Communications *	5,555	81
Oclaro *	80,968	638
ON Semiconductor *	19,127	207
Open Text	50,500	3,172
Orbotech *	28,100	803
OSI Systems *	34,771	2,332
Pandora Media *(A)	18,816	263
Paycom Software *	6,012	309
PC Connection	262	7
PDF Solutions *	108,099	1,811
Perficient *	96,362	1,924
Photronics *	30,348	290
Plexus *	5,448	251
Polycom *	4,273	53
Progress Software *	8,077	234
Proofpoint *(A)	49,740	3,828
PTC *	18,206	777
Q2 Holdings *	16,603	470
QAD, Cl A	835	19
QuinStreet *	5,421	17
RealPage *	817	21
RetailMeNot *	31,414	355
RingCentral, Cl A *	24,751	543
Rovi *	5,640	115
Rubicon Project *	23,376	199
Rudolph Technologies *	19,225	337
Sanmina *	18,236	479
ScanSource *	1,729	59
Semtech *	14,939	397
Silicon Graphics International *	12,844	99
Silicon Laboratories *	14,206	814
Silver Spring Networks *	1,016	14
Sonus Networks *	17,639	152
Super Micro Computer *	1,605	35
Sykes Enterprises *	20,532	600
Synaptics *	6,605	376
Synchronoss Technologies *	7,099	296
SYNNEX	2,899	308
Synopsys *	4,519	268
Take-Two Interactive Software *	38,603	1,678
Tech Data *	4,392	326
Telenav *	2,380	14
TeleTech Holdings	5,562	158
Teradyne	6,603	139
Travelport Worldwide	6,226	86
TTM Technologies *	27,214	292
Ultimate Software Group *	2,615	546

8	SEI Institutional Investments Trust / Quarterly Report /August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Unisys *	4,850	$ 49
Vasco Data Security International *	814	15
Verint Systems *	3,111	106
Viavi Solutions *	10,220	80
Virtusa *	6,989	183
XO Group *	5,211	97
Yelp, Cl A *	7,682	296
Zebra Technologies, Cl A *	35,335	2,472
Zedge, Cl B *	1	—
Zendesk *	8,157	249
Zix *	15,517	59

		93,207

Materials — 4.6%
A. Schulman	49,129	1,253
AEP Industries	106	12
AK Steel Holding *(A)	59,705	266
Allegheny Technologies (A)	19,235	328
Bemis	2,290	120
Berry Plastics Group *	62,269	2,826
Cabot	5,394	269
Chemours	11,509	152
Cliffs Natural Resources *(A)	46,102	263
Coeur Mining *	3,826	49
Commercial Metals	17,702	275
Ferroglobe	2,400	20
FMC	24,000	1,126
FutureFuel	10,829	127
Gold Resource	16,219	85
Greif, Cl A	1,342	57
Headwaters *	55,005	997
Huntsman	14,035	243
Ingevity *	20,285	900
Innophos Holdings	7,832	331
Innospec	14,881	882
Kaiser Aluminum	2,287	195
Koppers Holdings *	3,887	127
LSB Industries *(A)	168,355	2,020
Materion	3,207	94
Neenah Paper	3,711	298
Olin	56,560	1,224
Olympic Steel	12,820	248
Owens-Illinois *	41,420	743
PolyOne	19,093	658
Rayonier Advanced Materials (A)	36,114	444
Reliance Steel & Aluminum	3,284	237
Royal Gold	726	53
Ryerson Holding *	38,465	465
Scotts Miracle-Gro, Cl A	3,526	292
Sensient Technologies	17,410	1,275
Silgan Holdings	6,599	317
Sonoco Products	1,218	63

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Steel Dynamics	5,672	$ 140
Stepan	909	64
Summit Materials, Cl A *	22,884	452
SunCoke Energy	14,546	95
Tahoe Resources	6,170	80
TimkenSteel	3,969	39
Tredegar	1,670	31
Trinseo	6,912	400
United States Steel (A)	58,720	1,141
Westlake Chemical	185	10
Worthington Industries	4,200	180

		21,966

Real Estate — 4.9%
Agree Realty ‡	28,496	1,368
Alexander & Baldwin	1,305	52
Alexander’s ‡	54	23
Alexandria Real Estate Equities ‡	2,694	297
American Assets Trust ‡	473	21
American Campus Communities ‡	3,855	193
Apartment Investment & Management, Cl A ‡	4,537	205
Apple Hospitality ‡	4,002	79
Armada Hoffler Properties ‡	14,430	199
Ashford Hospitality Prime ‡	1,370	21
Brandywine Realty Trust ‡	72,354	1,167
Brixmor Property Group ‡	9,463	270
Camden Property Trust ‡	4,272	375
CareTrust ‡	1,975	29
CBL & Associates Properties ‡	1,906	27
Cedar Realty Trust ‡	919	7
Chatham Lodging Trust ‡	998	21
Chesapeake Lodging Trust ‡	324	8
Colony Starwood Homes ‡(A)	49,931	1,548
Columbia Property Trust ‡	3,917	92
Communications Sales & Leasing ‡	3,028	94
Community Healthcare Trust	836	19
CoreSite Realty ‡	1,122	88
Corporate Office Properties Trust ‡	19,839	566
Corrections Corp of America ‡	6,751	108
Cousins Properties ‡	2,421	27
CubeSmart ‡	1,009	28
CyrusOne ‡	5,852	298
DCT Industrial Trust ‡	538	26
DDR ‡	857	16
DiamondRock Hospitality ‡	76,875	814
Douglas Emmett ‡	3,031	114
Duke Realty ‡	8,061	227
DuPont Fabros Technology ‡	2,832	120
Education Realty Trust ‡	10,980	498
EPR Properties ‡	2,022	158
Equity Commonwealth *‡	7,138	223
Equity One ‡	14,712	457

SEI Institutional Investments Trust / Quarterly Report /August 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Industrial Realty Trust ‡	17,625	$ 507
First Potomac Realty Trust ‡	5,158	52
Forest City Realty Trust, Cl A ‡	4,103	97
Four Corners Property Trust ‡	13,580	281
Franklin Street Properties ‡	15,303	192
Gaming and Leisure Properties ‡	–	—
GEO Group ‡	11,439	229
Getty Realty ‡	700	16
Gramercy Property Trust ‡	24,212	234
Healthcare Realty Trust ‡	5,473	192
Healthcare Trust of America, Cl A ‡	6,338	214
Highwoods Properties ‡	20,089	1,066
Hudson Pacific Properties ‡	1,128	38
Independence Realty Trust ‡	478	5
InfraREIT ‡	529	10
Jones Lang LaSalle	192	22
Kilroy Realty ‡	417	30
LaSalle Hotel Properties ‡	79,860	2,241
Lexington Realty Trust ‡	36,092	389
Liberty Property Trust ‡	4,572	188
Life Storage ‡	1,680	151
LTC Properties ‡	374	19
Mid-America Apartment Communities ‡	2,891	272
Monmouth Real Estate Investment, Cl A ‡	1,540	22
National Health Investors ‡	2,964	238
National Retail Properties ‡	5,919	297
National Storage Affiliates Trust ‡	1,317	27
NexPoint Residential Trust ‡	624	13
Omega Healthcare Investors ‡	702	25
Outfront Media ‡	7,260	162
Physicians Realty Trust ‡	60,850	1,303
Piedmont Office Realty Trust, Cl A ‡	6,342	137
Post Properties ‡	1,121	74
PS Business Parks ‡	1,438	159
QTS Realty Trust, Cl A ‡	28,840	1,563
Rayonier ‡	1,374	38
Regency Centers ‡	3,966	319
Retail Opportunity Investments ‡	1,213	27
Retail Properties of America, Cl A ‡	8,641	147
Rexford Industrial Realty ‡	993	22
RLJ Lodging Trust ‡	7,164	167
Ryman Hospitality Properties ‡	605	33
Saul Centers ‡	6,807	451
Select Income ‡	8,050	220
Senior Housing Properties Trust ‡	5,304	118
Spirit Realty Capital ‡	2,837	38
STORE Capital ‡	12,014	356
Summit Hotel Properties ‡	9,341	134
Sun Communities ‡	2,209	169
Sunstone Hotel Investors ‡	6,736	94
Taubman Centers ‡	1,569	122
Urban Edge Properties ‡	2,346	67

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Urstadt Biddle Properties, Cl A ‡	3,989	$ 91
Washington Real Estate Investment Trust ‡	276	9
Weingarten Realty Investors ‡	5,466	225
Xenia Hotels & Resorts ‡	2,981	50

		23,245

Telecommunication Services — 0.4%
8x8 *	21,219	282
ATN International	3,039	199
Cincinnati Bell *	52,452	219
Cogent Communications Holdings	6,431	229
FairPoint Communications *	2,320	32
IDT, Cl B	11,945	178
Intelsat *(A)	80,142	216
NII Holdings *	22,357	74
Spok Holdings	1,661	28
Telephone & Data Systems	4,418	123
US Cellular *	1,132	42
Vonage Holdings *	42,515	247

		1,869

Utilities — 2.5%
ALLETE	6,494	385
American States Water	3,080	120
Aqua America	2,032	62
Atmos Energy	3,744	276
Avista	11,826	480
Black Hills	466	27
California Water Service Group	2,225	68
Dynegy, Cl A *	4,930	62
El Paso Electric	373	17
Great Plains Energy	30,035	816
Hawaiian Electric Industries	6,342	190
IDACORP	16,389	1,247
ITC Holdings	1,840	83
MDU Resources Group	3,538	83
MGE Energy	1,361	75
Middlesex Water	2,011	67
Northwest Natural Gas	3,727	223
NorthWestern	6,897	399
NRG Yield, Cl C (A)	1,922	32
ONE Gas	8,796	539
Otter Tail	2,615	89
Piedmont Natural Gas	1,740	105
Pinnacle West Capital	9,531	715
PNM Resources	35,662	1,134
Portland General Electric	25,166	1,060
Questar	2,804	70
SJW	3,863	165
Southwest Gas	13,066	912
Spark Energy, Cl A (A)	3,061	89
Spire	18,097	1,171

10	SEI Institutional Investments Trust / Quarterly Report /August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Talen Energy *	668	$ 9
UGI	13,957	635
Unitil	1,887	75
Vectren	5,238	256
Westar Energy, Cl A	2,838	156

		11,892

Total Common Stock (Cost $393,222) ($ Thousands)		446,366

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Value Fund	2,569	268

Total Exchange Traded Fund (Cost $253) ($ Thousands)		268

	Number of Rights

RIGHTS — 0.0%
United States — 0.0%
Dyax ‡‡	3,929	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 10.4%
SEI Liquidity Fund, L.P.
0.410% **†(B)	49,028,385	49,028

Total Affiliated Partnership (Cost $49,028) ($ Thousands)		49,028

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bills
0.241%, 10/20/2016 (C)(D)	$250	250

Total U.S. Treasury Obligation (Cost $250) ($ Thousands)		250

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.2%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **	24,744,297	$ 24,744

Total Cash Equivalent (Cost $24,744) ($ Thousands)		24,744

Total Investments — 110.0% (Cost $467,497) ($ Thousands) @		$ 520,656

A list of open futures contracts held by the Fund at August 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	18	Sep-2016	$89

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $473,308 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable.

(A)	This security or a partial position of this security is on loan at August 31, 2016. The total market value of securities on loan at August 31, 2016 was $47,482 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2016 was $49,028 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $467,497 ($ Thousands), and the unrealized appreciation and depreciation were $68,313 ($ Thousands) and ($15,154) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$446,366	$–	$–	$446,366
Exchange Traded Fund	268	–	–	268
Rights	–	–	–	–
Affiliated Partnership	–	49,028	–	49,028
U.S. Treasury Obligation	–	250	–	250
Cash Equivalent	24,744	–	–	24,744

Total Investments in Securities	$471,378	$49,278	$–	$520,656

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *

Unrealized Appreciation	$89	$—	$—	$89

Total Other Financial Instruments	$89	$—	$—	$89

*Futures contracts are valued at the unrealized appreciation on the instrument.

SEI Institutional Investments Trust / Quarterly Report /August 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small Cap II Fund (Concluded)

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2016 ($ Thousands):

Security Description	Value 05/31/16	Purchases at Cost	Proceeds from Sales	Value 08/31/16	Dividend Income

SEI Liquidity Fund, L.P.	$ 33,837	$ 65,607	$ (50,416)	$ 49,028	$ 102
SEI Daily Income Trust, Prime Obligation Fund, Class A	21,069	4,092	(25,161)	—	—
SEI Daily Income Trust, Government Fund, Class A	—	72,741	(47,997)	24,744	8

Totals	$ 54,906	$ 142,440	$ (123,574)	$ 73,772	$ 110

12	SEI Institutional Investments Trust / Quarterly Report /August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Consumer Discretionary — 12.4%
Abercrombie & Fitch, Cl A	7,872	$ 140
American Eagle Outfitters (A)	129,959	2,409
American Public Education *	12,998	269
Aramark	95,231	3,612
Arctic Cat	11,674	165
Ascena Retail Group *	94,411	769
Bassett Furniture Industries	8,709	216
Beazer Homes USA *	24,760	279
Big 5 Sporting Goods	12,386	155
Big Lots (A)	37,900	1,869
BorgWarner	26,154	899
Bright Horizons Family Solutions *	80,053	5,456
Brinker International	15,900	854
Brunswick	33,376	1,535
Buffalo Wild Wings *	15,068	2,444
Burlington Stores *	17,625	1,432
CalAtlantic Group	27,880	1,017
Caleres	44,692	1,159
Callaway Golf	132,819	1,517
Capella Education	1,194	70
Career Education *	3,975	26
Carriage Services, Cl A	83,080	1,947
Carrols Restaurant Group *	2,829	38
Carter’s	51,621	4,919
Century Communities *	135,529	2,669
Children’s Place	13,200	1,074
Citi Trends	6,670	130
Coach	20,255	773
Cooper Tire & Rubber	36,738	1,249
Cooper-Standard Holding *	6,190	613
Core-Mark Holding	92,086	3,513
Crocs *	143,049	1,236
CST Brands	5,232	250
Dave & Buster’s Entertainment *	56,097	2,606
Del Frisco’s Restaurant Group *	6,247	94
Del Taco Restaurants *(A)	104,000	1,168
Destination XL Group *	89,486	414
Dick’s Sporting Goods	67,593	3,961
Dillard’s, Cl A	20,600	1,241
DineEquity	2,209	172
Dollar General	10,050	738
Dorman Products *	6,676	421
DR Horton	47,134	1,511
DSW, Cl A	158,084	3,786
Dunkin’ Brands Group (A)	84,250	4,124
Eastman Kodak *	2,771	43
Eldorado Resorts *	7,098	99
Ethan Allen Interiors (A)	50,197	1,680
Express *	97,139	1,149
Fiesta Restaurant Group *	123,477	3,119
Finish Line, Cl A	39,233	944

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Five Below *	92,612	$ 4,127
GameStop, Cl A (A)	37,900	1,076
Gannett	75,050	895
Goodyear Tire & Rubber	123,038	3,611
Grand Canyon Education *	114,547	4,757
Gray Television *	86,580	972
Group 1 Automotive	14,300	849
Harley-Davidson (A)	54,637	2,879
Haverty Furniture	53,168	1,063
Helen of Troy *	34,066	3,078
Hibbett Sports *(A)	135,134	5,185
Hooker Furniture	2,287	53
Horizon Global *	35,223	628
Imax *	84,380	2,573
International Game Technology	4,277	98
J Alexander’s Holdings *	9,245	92
Jack in the Box	47,587	4,733
John Wiley & Sons, Cl A	9,759	567
K12 *	20,142	241
KB Home	71,300	1,119
La-Z-Boy, Cl Z	11,181	298
Lear	28,487	3,313
Libbey	263,505	4,672
Lithia Motors, Cl A	25,125	2,080
Live Nation *	73,664	1,968
LKQ *	63,129	2,278
Lumber Liquidators Holdings *(A)	81,600	1,286
MarineMax *	48,745	967
Mattel	15,620	518
MDC Partners, Cl A (A)	401,797	4,958
Modine Manufacturing *	5,826	62
Monro Muffler	52,003	2,933
Motorcar Parts & Accessories *	18,845	536
Movado Group	5,012	114
Murphy USA *	30,960	2,264
National CineMedia	545,179	8,150
Nautilus *	61,490	1,432
New Media Investment	33,317	532
New York Times, Cl A	24,234	314
Nordstrom (A)	10,278	519
Office Depot	82,785	305
Ollie’s Bargain Outlet Holdings *(A)	39,675	1,009
Oxford Industries	8,802	549
Panera Bread, Cl A *	5,390	1,170
Pier 1 Imports	6,497	30
Planet Fitness, Cl A *(A)	155,311	3,362
Polaris Industries (A)	41,351	3,583
Pool	11,714	1,182
PulteGroup	56,055	1,198
Ralph Lauren, Cl A	5,557	576
Rent-A-Center, Cl A	56,700	693
Restaurant Brands International (A)	24,070	1,148

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ruth’s Hospitality Group	19,883	$ 297
Sally Beauty Holdings *	255,458	6,954
Sequential Brands Group *(A)	254,700	1,857
ServiceMaster Global Holdings *	191,274	7,136
Shoe Carnival	7,429	220
Sonic Automotive, Cl A	81,600	1,390
Stage Stores (A)	77,000	414
Staples	4,492	38
Starz *	51,800	1,616
Steven Madden *	48,336	1,696
Strayer Education *	279	14
Superior Industries International	2,119	62
Tailored Brands	24,595	324
TEGNA	112,613	2,282
Tempur Sealy International *(A)	14,270	1,119
Tenneco *	13,182	736
Texas Roadhouse, Cl A	26,400	1,169
Tile Shop Holdings *	63,760	991
Tilly’s, Cl A *	20,550	180
Universal Electronics *	40,330	2,986
Vail Resorts	8,600	1,363
Whirlpool	6,200	1,108
William Lyon Homes, Cl A *	78,887	1,361
Wolverine World Wide	228,802	5,471
Wyndham Worldwide	50,282	3,559
Zagg *	18,847	137
Zoe’s Kitchen *(A)	28,248	769

		209,817

Consumer Staples — 3.2%
AdvancePierre Foods Holdings	30,156	763
Amplify Snack Brands *(A)	52,340	886
B&G Foods, Cl A	50,373	2,392
Boston Beer, Cl A *(A)	4,282	782
Casey’s General Stores	13,152	1,727
Central Garden and Pet *(A)	97,910	2,514
Central Garden and Pet, Cl A *	4,390	106
Chefs’ Warehouse *	51,652	569
Darling Ingredients *	104,413	1,470
Dean Foods	19,035	328
Edgewell Personal Care	2,907	233
Energizer Holdings	4,796	237
Fresh Del Monte Produce	27,841	1,619
Freshpet *(A)	215,761	2,268
Hain Celestial Group *	42,900	1,577
Ingles Markets, Cl A	27,718	1,049
Ingredion	19,580	2,682
Inventure Foods *	67,624	655
John B Sanfilippo & Son	15,800	812
Landec *	133,300	1,728
Nu Skin Enterprises, Cl A	12,213	707
Omega Protein *	127,893	3,224

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pilgrim’s Pride	10,539	$ 243
Post Holdings *	13,574	1,151
Primo Water *	169,510	1,963
Sanderson Farms	9,798	943
Seaboard *	64	207
Snyder’s-Lance	13,279	469
SpartanNash	51,299	1,643
Spectrum Brands Holdings (A)	62,461	8,382
SUPERVALU *	162,321	889
TreeHouse Foods *	51,627	4,891
WD-40	28,833	3,412
Weis Markets	28,731	1,464

		53,985

Energy — 4.2%
Alberta Oilsands *	1,600,500	146
Anadarko Petroleum	16,553	885
Approach Resources *(A)	228,100	757
Ardmore Shipping	125,698	908
Atwood Oceanics (A)	32,217	255
Bill Barrett *(A)	128,600	854
Callon Petroleum *	37,503	546
Carrizo Oil & Gas *(A)	72,604	2,780
Contango Oil & Gas *	29,977	290
Denbury Resources	17,932	55
DHT Holdings	15,217	66
Diamond Offshore Drilling (A)	51,435	950
Diamondback Energy *	4,939	470
Dril-Quip *	36,232	2,013
Eclipse Resources *(A)	342,800	1,169
Energen	14,764	849
Ensco, Cl A	23,379	177
EP Energy, Cl A *	19,478	80
EQT	14,812	1,059
FMC Technologies *	17,186	485
Gener8 Maritime *	23,959	120
Gulfport Energy *	128,844	3,685
HollyFrontier	56,080	1,451
Matador Resources *	36,356	834
Matrix Service *	184,883	3,418
Memorial Resource Development *	39,985	576
Murphy Oil	7,641	204
Nabors Industries	255,510	2,540
Newfield Exploration *	55,007	2,385
Newpark Resources *	230,900	1,630
Noble	55,277	318
Oasis Petroleum *	173,187	1,642
Oceaneering International	8,099	215
Oil States International *	25,137	780
Pacific Ethanol *(A)	204,294	1,320
Parsley Energy, Cl A *	85,294	2,887
PBF Energy, Cl A	23,100	506

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PDC Energy *	37,506	$ 2,490
PHI *	1,405	26
Pioneer Natural Resources	5,380	963
QEP Resources	20,565	393
Renewable Energy Group *	8,152	73
REX American Resources *	1,761	142
Rice Energy *	78,670	2,069
RigNet *	227,785	2,875
Rowan, Cl A	31,900	397
RSP Permian *	38,088	1,487
Scorpio Tankers	527,600	2,580
Spectra Energy	15,327	546
StealthGas *	281,800	998
Superior Energy Services	116,502	1,961
Synergy Resources *	374,649	2,454
Tesoro	29,400	2,217
TETRA Technologies *	564,300	3,414
Transocean	53,486	519
Tsakos Energy Navigation	157,700	779
US Silica Holdings (A)	40,525	1,591
Westmoreland Coal *(A)	191,294	1,467
Whiting Petroleum *(A)	157,570	1,149
World Fuel Services	19,803	883
WPX Energy *	3,491	42

		70,820

Financials — 15.6%
1st Source	2,629	93
Alleghany *	276	148
Allstate	16,324	1,126
Ally Financial	129,269	2,591
Ambac Financial Group *	2,620	48
American Capital Agency ‡	25,952	501
American Financial Group	89,903	6,756
American National Insurance	892	104
Ameriprise Financial	8,441	853
AMERISAFE	2,166	130
Arch Capital Group *	52,980	4,288
Ares Capital (A)	53,000	857
Argo Group International Holdings	6,411	364
Arthur J Gallagher	30,771	1,520
Ashford *	470	21
Aspen Insurance Holdings	67,080	3,083
Associated Banc	72,700	1,442
Assurant	41,219	3,691
Assured Guaranty	26,420	734
Axis Capital Holdings	18,311	1,041
BancFirst	1,941	133
Banco Latinoamericano de Comercio Exterior, Cl E	65,100	1,881
Bancorpsouth	13,311	331
Bank of Hawaii	2,420	174

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of the Ozarks	42,325	$ 1,658
BankUnited	95,163	3,060
Bats Global Markets (A)	88,847	2,177
Beneficial Bancorp	45,980	693
Blackstone Mortgage Trust, Cl A ‡	80,589	2,403
Boston Private Financial Holdings	30,314	390
Brookline Bancorp	22,642	270
Centerstate Banks	6,842	123
Central Pacific Financial	194,572	4,979
Chimera Investment ‡	93,624	1,544
CNA Financial	28,100	936
CNO Financial Group	298,514	4,851
Colony Financial ‡	8,690	161
Comerica	29,131	1,378
Commerce Bancshares	11,420	579
Community Bank System	1,294	61
Community Trust Bancorp	18,147	669
Customers Bancorp *	171,500	4,586
CYS Investments ‡	125,100	1,102
Dime Community Bancshares	51,234	905
E*TRADE Financial *	29,576	780
Eagle Bancorp *	72,957	3,776
East West Bancorp	9,552	355
Employers Holdings	14,904	454
Endurance Specialty Holdings	47,649	3,138
Enterprise Financial Services	17,315	533
Everest Re Group	25,677	4,965
FBL Financial Group, Cl A	2,649	175
FBR	126,223	1,784
Federal Agricultural Mortgage, Cl C	9,334	383
Federated Investors, Cl B	10,385	335
Federated National Holding	1,962	36
Fidelity Southern	11,960	215
Financial Engines (A)	135,108	4,319
First Citizens BancShares, Cl A	449	128
First Defiance Financial	15,695	714
First Financial	3,971	162
First Financial Bancorp	1,828	40
First Foundation *	77,700	1,946
First Hawaiian *	31,093	826
First Horizon National	51,638	794
First Interstate Bancsystem, Cl A	23,068	709
First NBC Bank Holding *	6,320	83
First Republic Bank	23,373	1,799
Flagstar Bancorp *	15,940	448
Flushing Financial	79,489	1,843
FNF Group	32,134	1,211
FNFV Group *	152,700	1,968
Franklin Financial Network *	33,900	1,178
Fulton Financial	288,313	4,169
Genworth Financial, Cl A *	117,555	556
Great Southern Bancorp	1,440	61

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hancock Holding	124,591	$ 4,065
Hanmi Financial	44,684	1,172
Hanover Insurance Group	59,393	4,645
Hartford Financial Services Group	24,183	993
Heartland Financial USA	5,535	201
Hercules Capital	63,688	870
Heritage Financial	4,983	92
Heritage Insurance Holdings	2,971	41
HomeTrust Bancshares *	6,424	123
Horace Mann Educators	30,746	1,124
Houlihan Lokey, Cl A	28,688	710
Huntington Bancshares	484,529	4,850
Iberiabank	13,118	902
Independent Bank	22,597	525
Infinity Property & Casualty	9,278	782
International Bancshares	55,700	1,652
International FCStone *	2,544	92
Investment Technology Group	55,345	851
Investors Bancorp	183,708	2,250
Janus Capital Group	82,524	1,227
KCG Holdings, Cl A *	1,972	29
Kearny Financial	114,337	1,565
Kemper	118,100	4,423
KeyCorp	198,301	2,491
Lakeland Financial	976	35
Lincoln National	37,500	1,801
LPL Financial Holdings (A)	211,721	6,295
M&T Bank	8,140	963
Maiden Holdings	255,232	3,525
MB Financial	20,284	795
Meridian Bancorp	229,600	3,586
MFA Financial ‡	219,546	1,695
MGIC Investment *	217,720	1,761
Mortgage Investment Trust ‡	82,400	1,304
Nasdaq	10,670	760
National Bank Holdings, Cl A	171,600	4,108
National General Holdings	73,385	1,672
National Western Life Group, Cl A	93	18
Navient	53,300	766
NBT Bancorp	15,548	502
Nelnet, Cl A	39,700	1,405
New Residential Investments ‡	18,942	272
Northfield Bancorp	220,400	3,502
OFG Bancorp	77,700	848
Old Republic International	32,710	629
Opus Bank	17,825	622
PacWest Bancorp	84,446	3,657
People’s United Financial	1,717	28
Piper Jaffray *	6,485	288
Popular	153,186	6,022
Preferred Bank	13,492	473
Primerica (A)	27,267	1,552

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PrivateBancorp, Cl A	30,176	$ 1,387
Prospect Capital (A)	212,000	1,825
Radian Group	2,980	41
Raymond James Financial	34,319	1,996
Regions Financial	322,100	3,211
Reinsurance Group of America, Cl A	21,504	2,308
RenaissanceRe Holdings	591	71
Republic Bancorp, Cl A	31,200	999
ServisFirst Bancshares	15,448	810
Signature Bank NY *	7,602	928
SLM *	111,864	830
Starwood Property Trust ‡	79,803	1,828
State Bank Financial	183,700	4,236
Sterling Bancorp	76,883	1,372
Stifel Financial *	54,703	2,153
Stock Yards Bancorp	885	28
SunTrust Banks	15,111	666
SVB Financial Group *	18,270	2,029
Synovus Financial	154,106	5,098
Talmer Bancorp, Cl A	3,814	89
TCF Financial	274,121	4,016
TFS Financial	78,642	1,427
Towne Bank	15,667	373
TriCo Bancshares	1,076	29
TrustCo Bank NY	4,092	29
Trustmark	3,154	89
Two Harbors Investment ‡	140,702	1,252
Union Bankshares	1,278	36
United Community Banks	256,740	5,386
United Fire Group	10,328	446
Universal Insurance Holdings (A)	57,800	1,432
Univest Corp of Pennsylvania	30,278	707
Unum Group	119,066	4,240
Validus Holdings	73,010	3,708
Waddell & Reed Financial, Cl A	1,657	31
Washington Federal	72,376	1,918
Waterstone Financial	12,016	203
WesBanco	30,800	1,008
Westamerica Bancorporation (A)	35,251	1,792
Western Alliance Bancorp *	139,151	5,318
White Mountains Insurance Group	305	251
Wintrust Financial	38,070	2,116
WisdomTree Investments (A)	280,186	2,942
World Acceptance *(A)	13,400	645
Zions Bancorporation	118,311	3,619

		263,795

Health Care — 11.3%
ABIOMED *	18,866	2,225
Acadia Healthcare *(A)	23,288	1,192
Accuray *(A)	928,300	4,948
Adamas Pharmaceuticals *(A)	25,569	350

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aerie Pharmaceuticals *(A)	20,480	$ 396
Aimmune Therapeutics *(A)	24,595	363
Akorn *	65,868	1,773
Alder Biopharmaceuticals *(A)	17,989	593
Alere *	5,602	219
Align Technology *	46,620	4,331
Alkermes *	21,265	931
Allscripts Healthcare Solutions *	14,239	184
Alnylam Pharmaceuticals *	24,466	1,709
AMAG Pharmaceuticals *(A)	141,378	3,369
AmerisourceBergen	10,375	902
Amicus Therapeutics *(A)	59,552	398
AMN Healthcare Services *	153,760	5,571
Amsurg, Cl A *	47,370	3,075
Anika Therapeutics *	2,312	109
Atara Biotherapeutics *(A)	81,777	1,598
athenahealth *	11,621	1,423
Audentes Therapeutics *	19,737	309
BioDelivery Sciences International *	246,517	602
Bluebird Bio *(A)	34,916	1,723
Cambrex *	44,329	1,899
Capital Senior Living *	113,612	1,953
Cepheid *	33,780	1,159
Charles River Laboratories International *	32,968	2,743
Community Health Systems *(A)	34,400	367
Cooper	39,111	7,272
Cynosure, Cl A *	62,398	3,250
DBV Technologies ADR *(A)	52,760	1,824
Dentsply Sirona	18,006	1,107
DexCom *	27,614	2,515
Diplomat Pharmacy *(A)	90,182	2,822
Endologix *(A)	261,725	3,183
Exact Sciences *(A)	111,728	2,064
Exactech *	5,255	146
Exelixis *	101,840	1,136
Five Prime Therapeutics *	4,349	191
Flamel Technologies ADR *	117,429	1,570
Glaukos *	26,129	780
Globus Medical, Cl A *	94,225	2,189
GW Pharmaceuticals ADR *(A)	4,164	340
Haemonetics *	2,897	108
HealthSouth	85,109	3,465
Hill-Rom Holdings	37,402	2,218
Horizon Pharma *(A)	37,690	709
ICON *	28,818	2,213
Idexx Laboratories *	8,045	907
Impax Laboratories *	50,224	1,215
INC Research Holdings, Cl A *	126,820	5,533
Inogen *	25,399	1,474
Insulet *	57,949	2,453
Integra LifeSciences Holdings *	26,859	2,321
Invacare	49,230	584

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Juno Therapeutics *(A)	51,187	$ 1,514
Kindred Healthcare	75,400	832
Lannett *(A)	19,092	646
LeMaitre Vascular	50,699	932
LHC Group *	5,958	212
Ligand Pharmaceuticals, Cl B *(A)	60,522	6,253
Magellan Health Services *	5,264	301
Mallinckrodt *	26,700	1,990
Medicines *	30,607	1,199
Medidata Solutions *	87,415	4,729
MEDNAX *	32,521	2,139
Molina Healthcare *	77,401	4,165
NeoGenomics *	165,880	1,334
Neurocrine Biosciences *	46,320	2,245
Nevro *(A)	33,317	3,146
Novadaq Technologies *(A)	181,016	2,219
NuVasive *	21,705	1,421
Omnicell *	85,180	3,201
Otonomy *	21,628	356
OvaScience *	162,900	992
Owens & Minor	28,900	993
Patheon *	15,754	441
Patterson	76,814	3,533
PDL BioPharma	71,594	208
Penumbra *	12,855	907
PerkinElmer	9,263	493
Phibro Animal Health, Cl A	3,300	80
PRA Health Sciences *	51,830	2,620
Premier, Cl A *	35,375	1,120
Press Ganey Holdings *	80,590	3,247
Prestige Brands Holdings *	74,842	3,602
Prothena *(A)	11,180	559
Quest Diagnostics	11,545	956
Quidel *	76,215	1,659
Quorum Health *	8,600	53
Radius Health *(A)	11,010	604
Revance Therapeutics *(A)	106,272	1,493
Sage Therapeutics *(A)	11,963	445
SciClone Pharmaceuticals *	29,200	294
Select Medical Holdings *	93,800	1,114
Spectranetics *	116,707	2,872
St. Jude Medical	9,757	760
STERIS	40,103	2,834
Sucampo Pharmaceuticals, Cl A *	72,400	794
Supernus Pharmaceuticals *	51,646	1,104
Surmodics *	4,788	136
Teleflex	2,741	502
TESARO *(A)	10,884	922
TransEnterix *	74,349	102
Trinity Biotech ADR (A)	309,400	4,152
Triple-S Management, Cl B *	39,974	875
Ultragenyx Pharmaceutical *	10,912	719

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Therapeutics *	9,100	$ 1,113
VCA Antech *	40,182	2,845
Vocera Communications *	210,360	3,429
VWR *	9,135	255
WellCare Health Plans *	5,226	589
West Pharmaceutical Services	14,320	1,172
Wright Medical Group *	36,965	915
Zeltiq Aesthetics *(A)	52,826	2,014

		192,354

Industrials — 17.7%
AAR	55,569	1,368
ABM Industries	93,780	3,604
ACCO Brands *	21,618	216
Actuant, Cl A	21,071	502
Advisory Board *	38,369	1,617
AerCap Holdings *	27,216	1,088
Aerojet Rocketdyne Holdings *	80,836	1,453
AGCO	19,500	947
Air Transport Services Group *	204,780	2,965
Aircastle	67,002	1,451
Alamo Group	2,740	178
Albany International, Cl A	34,500	1,460
Allegion	12,384	882
Allison Transmission Holdings, Cl A	863	24
Altra Industrial Motion	12,645	357
American Woodmark *	13,964	1,215
AO Smith	5,933	572
Apogee Enterprises	86,062	4,165
Applied Industrial Technologies	11,173	531
ARC Document Solutions *	466,095	1,575
ArcBest	6,615	121
Astec Industries	37,353	2,196
Babcock & Wilcox Enterprises *	74,951	1,225
Beacon Roofing Supply *	27,045	1,244
Brady, Cl A	16,816	563
Briggs & Stratton	83,842	1,594
BWX Technologies	124,011	4,813
Carlisle	15,906	1,668
CEB	93,608	5,635
Celadon Group	107,304	838
Clean Harbors *	162,407	7,763
Colfax *	14,200	421
Copart *	20,500	1,046
Costamare (A)	86,039	757
Covanta Holding	84,000	1,251
CRA International *	7,957	216
Crane	28,592	1,839
Deluxe	143,032	9,751
Donaldson	37,268	1,399
Dover	10,016	726
Dun & Bradstreet	7,665	1,055

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dycom Industries *(A)	44,297	$ 3,593
EMCOR Group	59,969	3,434
Engility Holdings *	46,910	1,407
Ennis	62,323	1,033
EnPro Industries	13,128	708
Esterline Technologies *	813	63
Exponent	41,530	2,094
Federal Signal	13,164	173
Fluor	35,019	1,817
Fortune Brands Home & Security	16,935	1,076
Forward Air	110,613	5,097
FreightCar America	238,626	3,436
Generac Holdings *	60,143	2,243
General Cable	63,006	1,016
Genesee & Wyoming, Cl A *	55,181	3,752
Gibraltar Industries *	17,471	667
Global Brass & Copper Holdings	25,347	712
Great Lakes Dredge & Dock *	1,106,802	4,272
Greenbrier	557	19
H&E Equipment Services	60,663	966
Harsco	97,844	974
Healthcare Services Group	74,380	3,003
Heartland Express (A)	288,045	5,482
Heico	6,198	421
HEICO, Cl A	84,447	4,803
Heidrick & Struggles International	1,624	30
Hexcel	47,179	2,116
Huntington Ingalls Industries	30,406	5,022
Huron Consulting Group *	56,748	3,567
Hyster-Yale Materials Handling	677	35
ICF International *	119,381	4,996
IDEX	24,167	2,258
InnerWorkings *	185,400	1,645
Insteel Industries	30,515	1,016
ITT	18,853	682
Jacobs Engineering Group *	16,900	890
JetBlue Airways *	220,026	3,509
John Bean Technologies	50,019	3,435
Joy Global	7,609	208
Kadant	27,348	1,467
Kansas City Southern	11,375	1,100
KAR Auction Services	46,175	1,952
KBR	171,382	2,516
Kelly Services, Cl A	11,102	212
Kennametal	48,556	1,358
KEYW Holding *(A)	103,600	1,033
Kirby *	72,304	3,767
Korn/Ferry International	74,625	1,779
Lincoln Electric Holdings	33,833	2,150
Macquarie Infrastructure	4,945	395
Manitowoc Foodservice *	88,937	1,435
Manpowergroup	45,447	3,248

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Masco	37,011	$ 1,313
MasTec *	98,419	2,898
Matthews International, Cl A	50,630	3,114
McGrath RentCorp	1,110	36
Mercury Systems *	82,865	1,879
Meritor *	261,761	2,919
Middleby *	18,935	2,427
Moog, Cl A *	19,578	1,155
MRC Global *	55,893	820
MSC Industrial Direct, Cl A	44,580	3,256
Mueller Industries	7,140	247
Multi-Color	5,797	387
MYR Group *	9,967	289
NACCO Industries, Cl A	4,367	291
National Presto Industries	4,328	378
NN	67,081	1,191
Nordson	11,080	1,094
Northwest Pipe *	18,154	213
NV5 Global *	33,895	1,036
Old Dominion Freight Line *	33,865	2,409
On Assignment *	71,309	2,689
Orbital ATK	3,991	301
Orion Marine Group *	252,100	1,503
Oshkosh Truck	64,009	3,452
Owens Corning	50,189	2,756
Parker Hannifin	5,218	639
Park-Ohio Holdings	1,034	38
Paylocity Holding *(A)	29,041	1,308
Pitney Bowes	103,400	1,940
Primoris Services	18,023	346
Proto Labs *(A)	53,963	2,953
Quad, Cl A	29,384	796
Quanta Services *	40,601	1,045
Rand Logistics *	145,487	131
RBC Bearings *	15,030	1,189
Regal-Beloit	42,091	2,581
Resources Connection	34,189	516
Ritchie Bros Auctioneers	75,699	2,637
Roadrunner Transportation Systems *	155,477	1,297
RR Donnelley & Sons	43,256	740
Ryder System	17,600	1,153
Saia *	51,138	1,556
Sensata Technologies Holding *	151,183	5,757
SiteOne Landscape Supply *	47,744	1,826
SkyWest	2,253	64
Spirit AeroSystems Holdings, Cl A *	66,326	3,039
Spirit Airlines *	41,400	1,656
Standex International	10,263	864
Stericycle *	13,028	1,120
Sterling Construction *	197,650	1,275
Swift Transporation, Cl A *(A)	133,753	2,489
Taser International *(A)	28,475	771

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Team *	21,437	$ 681
Teledyne Technologies *	3,826	410
Tennant	77,941	5,045
Terex	8,200	199
Tetra Tech	68,893	2,432
Timken	24,618	834
Titan Machinery *(A)	149,600	1,602
TriMas *	33,244	638
TriNet Group *	277,219	5,822
Trinity Industries	72,400	1,768
Triton International	24,400	371
Triumph Group	67,357	2,146
TrueBlue *	1,873	41
Tutor Perini *	150,300	3,485
UniFirst	5,948	764
United Rentals *	2,302	189
Univar *	66,101	1,368
Universal Forest Products	9,206	1,005
Vectrus *	19,692	664
Wabash National *	60,593	845
Wabtec	50,922	3,901
WageWorks *	36,856	2,277
Waste Connections	19,740	1,509
Watts Water Technologies, Cl A	10,511	677
WESCO International *	3,070	191
Woodward Governor	42,198	2,647
XPO Logistics *(A)	76,628	2,743
Xylem	46,133	2,346

		300,752

Information Technology — 17.1%
2U *(A)	186,474	6,590
8x8 *	222,020	2,946
Acxiom *	122,744	3,190
Advanced Energy Industries *	6,774	298
Advanced Micro Devices *	3,699	27
Aerohive Networks *	209,800	1,391
Alarm.com Holdings *(A)	48,985	1,344
Alpha & Omega Semiconductor *	11,514	243
Amkor Technology *	9,803	89
Applied Micro Circuits *	256,300	1,789
Arista Networks *(A)	11,610	925
ARRIS International *	42,050	1,180
Arrow Electronics *	38,479	2,533
Aspen Technology *	24,904	1,132
Atlassian, Cl A *(A)	30,837	909
Autobytel *	1,691	28
Avnet	52,003	2,168
AVX	2,073	28
Bankrate *	5,754	45
Barracuda Networks *	145,066	3,366
Bazaarvoice *	34,900	140

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Belden	41,935	$ 3,128
Benchmark Electronics *	88,286	2,129
Black Box	51,597	720
Blackbaud	52,023	3,505
Blackhawk Network Holdings, Cl A *	24,601	843
Booz Allen Hamilton Holding, Cl A	49,525	1,504
BroadSoft *	27,295	1,248
Brocade Communications Systems	239,107	2,147
CACI International, Cl A *	19,486	1,936
Cadence Design Systems *	380,268	9,674
CalAmp *	200,405	2,922
Callidus Software *	144,898	2,799
Cavium *	60,732	3,382
CDW	64,486	2,879
ChannelAdvisor *	330,385	4,113
Ciber *	1,102,200	1,334
Ciena *	76,216	1,635
Cimpress *(A)	36,034	3,577
Cirrus Logic *	24,760	1,257
Cognex	18,155	903
Coherent *	21,419	2,253
Cohu	16,407	178
CommScope Holding *	78,193	2,312
CommVault Systems *	22,585	1,164
Convergys	91,108	2,718
Cornerstone OnDemand *	51,112	2,245
CoStar Group *	14,474	3,000
CSG Systems International	33,480	1,464
CSRA	85,287	2,165
Cypress Semiconductor (A)	155,480	1,855
Descartes Systems Group *	120,152	2,565
Diebold	61,291	1,720
Digi International *	144,400	1,656
DST Systems	44,223	5,374
EMCORE	11,980	59
EPAM Systems *	26,635	1,817
ePlus *	7,300	661
Euronet Worldwide *	74,009	5,744
Exar *	574,100	5,224
Fair Isaac	8,979	1,149
Fairchild Semiconductor International, Cl A *	8,659	172
FARO Technologies *	3,127	102
Fidelity National Information Services	14,803	1,174
Finisar *	5,813	123
FireEye *	152,183	2,185
First Solar *	14,656	554
FleetMatics Group *	99,782	5,974
Flextronics International *	329,217	4,359
Fortinet *	45,775	1,654
Gartner *	37,878	3,447
Global Payments	19,364	1,471
Globant *(A)	22,510	879

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Guidewire Software *	43,406	$ 2,671
Hackett Group	79,550	1,301
HubSpot *	21,820	1,216
IAC	9,231	542
II-VI *	775	16
Ingram Micro, Cl A	9,663	338
Insight Enterprises *	63,326	1,938
Instructure *(A)	57,270	1,370
Integrated Device Technology *	46,840	941
Intersil, Cl A	37,752	745
InterXion Holding *	35,935	1,340
Ixia *	105,358	1,215
IXYS	19,621	228
Jabil Circuit	4,405	93
Kulicke & Soffa Industries *	74,242	908
Leidos Holdings	4,760	193
Lexmark International, Cl A	49,300	1,765
Liquidity Services *	6,437	64
Littelfuse	47,016	5,962
LogMeIn	34,559	2,886
Lumentum Holdings *	105,046	3,689
MA-COM Tech *	18,858	777
Manhattan Associates *	15,710	951
ManTech International, Cl A	5,540	222
Marvell Technology Group	228,161	2,829
Maxim Integrated Products	29,407	1,197
MAXIMUS	83,026	4,884
Mellanox Technologies *	19,590	859
Mentor Graphics	105,986	2,545
Microchip Technology (A)	14,188	878
Microsemi *	69,115	2,762
MKS Instruments	10,445	509
Monolithic Power Systems	55,833	4,284
Nanometrics *	8,293	169
NCR *	93,725	3,173
NeoPhotonics *	10,949	163
NETGEAR *	54,247	3,092
New Relic *(A)	57,224	2,100
Nuance Communications *	21,417	312
Oclaro *	104,240	821
ON Semiconductor *	141,478	1,528
Pandora Media *(A)	48,318	676
PDF Solutions *	124,778	2,090
Perficient *	111,230	2,221
Photronics *	54,170	518
Plantronics	11,100	562
Plexus *	33,217	1,533
Progress Software *	4,920	143
Proofpoint *(A)	69,664	5,361
PTC *	62,586	2,671
Q2 Holdings *	91,801	2,600
QAD, Cl A	55,970	1,297

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Qorvo *	18,052	$ 1,037
QuinStreet *	17,420	53
RealPage *	126,708	3,261
RetailMeNot *	14,807	167
RingCentral, Cl A *	65,070	1,428
Rubicon Project *	55,802	474
Rudolph Technologies *	62,616	1,098
Sanmina *	95,822	2,518
ScanSource *	1,358	46
Seagate Technology (A)	44,900	1,515
Semtech *	27,005	718
Shopify, Cl A *	28,430	1,176
Shutterstock *(A)	42,839	2,484
Silicon Graphics International *	12,312	95
Silicon Laboratories *	24,258	1,390
Sonus Networks *	23,749	205
SPS Commerce *	24,503	1,600
SS&C Technologies Holdings (A)	141,642	4,667
Stratasys *(A)	68,793	1,468
Super Micro Computer *	6,903	149
SuperCom *	198,185	650
Sykes Enterprises *	32,059	937
SYNNEX	4,700	499
Synopsys *	28,768	1,706
Take-Two Interactive Software *	33,394	1,452
Tech Data *	51,192	3,801
Telenav *	6,852	40
TeleTech Holdings	8,943	254
Teradata *	52,200	1,656
Teradyne	185,617	3,909
Trimble Navigation *	213,757	5,857
Tyler Technologies *	11,900	1,951
Ultimate Software Group *	12,269	2,564
Ultratech *	72,500	1,813
Viavi Solutions *	178,581	1,389
Virtusa *	12,636	331
Western Digital	10,300	481
Xcerra *	274,034	1,606
Xilinx	23,410	1,269
Yelp, Cl A *	16,495	635

		290,910

Materials — 3.9%
AK Steel Holding *(A)	152,306	679
Albemarle	11,278	902
Allegheny Technologies (A)	245,896	4,195
Avery Dennison	1,563	121
Ball	14,330	1,135
Bemis	21,483	1,130
Berry Plastics Group *	171,799	7,798
Cabot	64,971	3,239
Carpenter Technology	28,000	1,016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Century Aluminum *(A)	126,829	$ 796
Chemours	2,274	30
Clearwater Paper *	11,700	726
Cliffs Natural Resources *	56,514	322
Commercial Metals	8,219	128
Crown Holdings *	22,314	1,210
Domtar	36,200	1,351
Eastman Chemical	14,600	991
Flotek Industries *(A)	50,100	777
FMC	29,737	1,396
FutureFuel	18,950	222
Glatfelter	39,200	869
Gold Resource	19,443	101
Headwaters *	75,615	1,371
Huntsman	197,386	3,413
Ingevity *	36,983	1,641
Innophos Holdings	14,749	623
Innospec	7,370	437
Kaiser Aluminum	22,674	1,933
Kraton Performance Polymers *	49,150	1,772
Materion	5,196	152
Olin	63,429	1,373
Olympic Steel	16,868	326
PolyOne	49,007	1,689
Rayonier Advanced Materials	50,335	619
Real Industry *	190,400	1,308
Reliance Steel & Aluminum	11,928	860
Royal Gold	2,421	178
Ryerson Holding *	50,475	610
Schweitzer-Mauduit International	81,500	3,201
Scotts Miracle-Gro, Cl A	8,985	744
Sensient Technologies	36,101	2,644
Silgan Holdings	11,926	574
Sonoco Products	5,148	265
Steel Dynamics	56,690	1,396
Stepan	2,076	146
Summit Materials, Cl A *	165,213	3,261
SunCoke Energy	10,486	68
Tahoe Resources	22,615	295
Tredegar	4,266	80
Trinseo	27,457	1,589
Tronox, Cl A (A)	124,711	1,139
UFP Technologies *	20,300	504
United States Steel (A)	70,303	1,367
Westlake Chemical	19,611	1,016
WestRock	3,861	185
WR Grace	13,079	1,022

		66,935

Real Estate — 6.9%
Agree Realty ‡	10,365	497
Alexandria Real Estate Equities ‡	14,120	1,555

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Assets Trust ‡	1,893	$ 84
American Campus Communities ‡	70,217	3,519
Apartment Investment & Management, Cl A ‡	66,553	3,007
Apple Hospitality ‡	6,869	135
Armada Hoffler Properties ‡	16,809	232
Ashford Hospitality Prime ‡	3,000	47
Ashford Hospitality Trust ‡	83,700	583
Brandywine Realty Trust ‡	121,300	1,957
Brixmor Property Group ‡	69,352	1,981
Camden Property Trust ‡	13,704	1,203
CareTrust ‡	106,800	1,587
CatchMark Timber Trust, Cl A ‡	234,300	2,741
CBL & Associates Properties ‡	70,700	1,009
Cedar Realty Trust ‡	404,600	3,063
Chatham Lodging Trust ‡	37,400	775
Colony Starwood Homes ‡(A)	125,749	3,898
Columbia Property Trust ‡	15,031	354
Communications Sales & Leasing ‡	9,980	311
CoreSite Realty ‡	13,072	1,020
Corporate Office Properties Trust ‡	38,354	1,094
Corrections Corp of America ‡	22,899	365
Cousins Properties ‡	135,000	1,488
CubeSmart ‡	2,360	65
CyrusOne ‡	20,030	1,018
DCT Industrial Trust ‡	3,531	172
DDR ‡	159,139	3,009
DiamondRock Hospitality ‡	98,509	1,043
Douglas Emmett ‡	11,420	429
Duke Realty ‡	120,793	3,397
DuPont Fabros Technology ‡	13,560	575
Education Realty Trust ‡	23,569	1,068
EPR Properties ‡	5,425	425
Equinix ‡	2,104	776
Equity Commonwealth *‡	159,093	4,978
Equity One ‡	36,799	1,142
FelCor Lodging Trust ‡	96,300	685
First Industrial Realty Trust ‡	17,455	502
First Potomac Realty Trust ‡	6,198	62
Forest City Realty Trust, Cl A ‡	108,204	2,560
Franklin Street Properties ‡	115,100	1,446
Geo Group ‡(A)	127,366	2,552
Getty Realty ‡	48,228	1,135
Gramercy Property Trust ‡	410,279	3,972
Healthcare Realty Trust ‡	4,564	160
Healthcare Trust of America, Cl A ‡	20,828	703
Highwoods Properties ‡	6,285	333
Hospitality Properties Trust ‡	99,100	3,022
Host Hotels & Resorts ‡	47,730	851
Iron Mountain ‡	28,455	1,093
Jones Lang LaSalle	1,147	134
Kennedy-Wilson Holdings	180,700	3,986
LaSalle Hotel Properties ‡	92,182	2,587

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lexington Realty Trust ‡	352,871	$ 3,808
Liberty Property Trust ‡	15,878	655
Life Storage	8,659	779
LTC Properties ‡	1,494	78
Mack-Cali Realty ‡	141,907	3,939
Medical Properties Trust ‡	76,256	1,164
Mid-America Apartment Communities ‡	10,962	1,030
Monmouth Real Estate Investment, Cl A ‡	5,246	73
National Health Investors ‡	15,800	1,268
National Retail Properties ‡	20,240	1,014
National Storage Affiliates Trust ‡	174,641	3,547
Omega Healthcare Investors ‡	43,400	1,571
Outfront Media ‡	23,947	535
Piedmont Office Realty Trust, Cl A ‡	110,394	2,386
Post Properties ‡	3,714	246
RAIT Financial Trust ‡	22,999	72
Rayonier ‡	3,859	106
Regency Centers ‡	41,574	3,348
Retail Opportunity Investments ‡	4,854	108
Retail Properties of America, Cl A ‡	21,137	359
Ryman Hospitality Properties ‡	17,038	919
Sabra Health Care ‡	44,600	1,136
Saul Centers ‡	7,684	509
Select Income ‡	105,126	2,869
Senior Housing Properties Trust ‡	166,362	3,717
Seritage Growth Properties ‡(A)	28,700	1,277
Spirit Realty Capital ‡	22,825	302
STORE Capital ‡	8,396	249
Sun Communities ‡	6,461	494
Sunstone Hotel Investors ‡	109,537	1,521
Urstadt Biddle Properties, Cl A ‡	6,592	150
Washington Real Estate Investment Trust ‡	4,559	148
Weingarten Realty Investors ‡	16,037	662
WP Carey ‡	1,000	67

		116,491

Telecommunication Services — 0.4%
ATN International	6,809	445
Cincinnati Bell *	110,783	463
Cogent Communications Holdings	11,624	413
FairPoint Communications *	6,491	90
IDT, Cl B	20,760	309
Inteliquent	76,000	1,265
Intelsat *	57,027	154
Iridium Communications *(A)	160,800	1,339
Ooma *	69,651	608
Spok Holdings	6,072	101
Telephone & Data Systems	10,965	306
US Cellular *	1,201	45
Vonage Holdings *	24,680	143

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zayo Group Holdings *	25,950	$ 753

		6,434

Utilities — 3.3%
ALLETE	71,914	4,265
Alliant Energy	48,706	1,848
Ameren	28,700	1,418
American States Water	7,572	295
Aqua America	7,188	219
Atmos Energy	22,138	1,632
Avista	46,958	1,907
Cadiz *(A)	107,973	839
Calpine *	95,370	1,190
Chesapeake Utilities	17,000	1,082
DTE Energy	13,115	1,218
Edison International	14,711	1,070
El Paso Electric	1,493	68
Great Plains Energy	102,367	2,780
Hawaiian Electric Industries	22,231	667
IDACORP	14,104	1,073
ITC Holdings	6,415	290
MDU Resources Group	9,752	230
MGE Energy	6,158	338
Middlesex Water	8,328	278
Northwest Natural Gas	11,292	674
NorthWestern	40,611	2,348
OGE Energy	102,100	3,178
ONE Gas	26,942	1,650
Ormat Technologies	1,047	51
Piedmont Natural Gas	5,734	345
Pinnacle West Capital	69,127	5,187
PNM Resources	81,079	2,578
Portland General Electric	127,207	5,357
PPL	25,025	870
Questar	9,132	228
SCANA	15,600	1,102
SJW	10,353	442
South Jersey Industries	44,450	1,319
Southwest Gas	20,134	1,406
Talen Energy *	4,552	63
UGI	74,030	3,367
Unitil	5,604	222
Vectren	18,299	895
Westar Energy, Cl A	31,956	1,756

		55,745

Total Common Stock (Cost $1,384,521) ($ Thousands)		1,628,038

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.3%

Exchange Traded Fund — 0.3%
iShares Russell 2000 Value Fund (A)	55,745	$ 5,817

Total Exchange Traded Fund (Cost $5,727) ($ Thousands)		5,817

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Dyax, Expires 12/31/2019*	59,546	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 10.1%
SEI Liquidity Fund, L.P.
0.450% **†(B)	171,053,457	171,053

Total Affiliated Partnership
(Cost $171,053) ($ Thousands)		171,053

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **†	62,687,234	62,687

Total Cash Equivalent

(Cost $62,687) ($ Thousands)		62,687

Total Investments — 110.1% (Cost $1,623,988) ($ Thousands) @		$ 1,867,595

Percentages are based on a Net Assets of $1,695,540 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at August 31, 2016. The total market value of securities on loan at August 31, 2016 was $164,951 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2016 was $171,053 ($ Thousands).

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $1,623,988
($ Thousands), and the unrealized appreciation and depreciation were $291,754
($ Thousands) and ($48,147) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Small/Mid Cap Equity Fund (Concluded)

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,628,038	$–	$–	$1,628,038
Rights	–	–	–	–
Exchange Traded Fund	5,817	–	–	5,817
Affiliated Partnership	–	171,053	–	171,053
Cash Equivalent	62,687	–	–	62,687

Total Investments in Securities	$1,696,542	$171,053	$–	$1,867,595

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2016:

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Value 8/31/2016	Dividend Income
SEI Liquidity Fund, L.P.	$ 152,985	$ 136,820	$ (118,752)	$ 171,053	$ 1,039
SEI Daily Income Trust, Prime Obligation Fund, Class A	78,825	4,052	(82,877)	–	–
SEI Daily Income Trust, Government Fund, Class A	–	230,468	(167,781)	62,687	47

Totals	$ 231,810	$ 371,340	$ (369,410)	$ 233,740	$ 1,086

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 9.6%
American Eagle Outfitters	150,277	$ 2,786
Aramark	140,202	5,318
AutoZone *	4,200	3,116
Bed Bath & Beyond	174,112	8,074
Best Buy	25,556	983
Big Lots	85,523	4,218
BJ’s Restaurants *	7,547	300
Brinker International	176,383	9,473
Cable One	1,003	543
Canadian Tire, Cl A	77,700	7,955
Cheesecake Factory	81,128	4,171
Cogeco Communications	13,400	648
Comcast, Cl A	104,000	6,787
Cooper Tire & Rubber	20,347	692
Cooper-Standard Holding *	5,459	541
Cracker Barrel Old Country Store	2,634	401
CST Brands	12,481	597
Del Frisco’s Restaurant Group *	3,767	57
Del Taco Restaurants *	28,734	323
Dillard’s, Cl A	42,423	2,556
Dollar General	56,427	4,142
Eldorado Resorts *	23,445	327
Escalade	6,097	74
Foot Locker	86,246	5,661
GameStop, Cl A	28,187	800
General Motors	8,115	259
Genuine Parts	19,518	2,007
Goodyear Tire & Rubber	12,823	376
Hemisphere Media Group, Cl A *	11,448	152
Hooker Furniture	1,279	30
HSN	41,600	1,738
John Wiley & Sons, Cl A	5,143	299
Kohl’s	107,400	4,767
Lear	14,159	1,646
Lindblad Expeditions Holdings *	6,864	64
Macy’s	42,600	1,541
Mattel	139,179	4,611
McDonald’s	78,677	9,100
Michael Kors Holdings *	134,195	6,569
Murphy USA *	88,400	6,464
National CineMedia	2,931	44
News, Cl A	7,329	103
NVR *	2,341	3,949
Panera Bread, Cl A *	9,257	2,010
PetMed Express	21,310	430
Regal Entertainment Group, Cl A	19,324	413
Sally Beauty Holdings *	137,600	3,745
Scripps Networks Interactive, Cl A	70,000	4,436
Staples	139,423	1,193
Superior Uniform Group	525	9
Target	282,322	19,816

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tenneco *	13,398	$ 748
Texas Roadhouse, Cl A	2,218	98
Viacom, Cl B	109,400	4,413

		151,573

Consumer Staples — 15.0%
Altria Group	370,425	24,482
Amplify Snack Brands *	16,281	276
Archer-Daniels-Midland	74,600	3,264
B&G Foods, Cl A	3,307	157
Bunge	132,400	8,460
Calavo Growers	2,483	146
Cal-Maine Foods	1,238	57
Campbell Soup	46,847	2,845
Church & Dwight	10,602	1,054
Clorox	67,948	8,904
CVS Health	59,500	5,557
Dean Foods	219,430	3,776
Dr. Pepper Snapple Group	165,375	15,496
Flowers Foods	184,658	2,753
General Mills	112,363	7,958
Hershey	48,853	4,880
Hormel Foods	105,457	4,035
Ingredion	60,449	8,279
J&J Snack Foods	3,801	464
John B Sanfilippo & Son	5,775	297
Kellogg	39,214	3,224
Kimberly-Clark	54,374	6,963
Kroger	411,523	13,165
Lancaster Colony	11,080	1,491
McCormick	55,206	5,629
Metro, Cl A	88,500	3,004
National Beverage *	2,408	120
Nu Skin Enterprises, Cl A	50,071	2,898
Orchids Paper Products	5,799	162
PepsiCo	105,744	11,288
Philip Morris International	113,543	11,346
Pinnacle Foods	61,960	3,138
Sanderson Farms	49,400	4,754
Snyder’s-Lance	7,995	282
Sysco	219,246	11,370
Tyson Foods, Cl A	223,888	16,919
Universal	47,006	2,828
Vector Group	27,799	620
Wal-Mart Stores	415,895	29,712
Weis Markets	81,847	4,169

		236,222

Energy — 0.8%
Adams Resources & Energy	1,049	39
Exxon Mobil	115,600	10,073
Frank’s International	95,543	1,098

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Memorial Resource Development *	47,338	$ 682

		11,892

Financials — 15.5%
Access National	2,563	57
Allied World Assurance Holdings	52,095	2,113
Allstate	184,935	12,753
American Capital Agency ‡	79,200	1,529
American Capital Mortgage Investment ‡	15,123	258
American Financial Group	136,044	10,224
American National Insurance	8,758	1,023
AMERISAFE	2,204	132
Annaly Capital Management ‡	667,000	7,144
Anworth Mortgage Asset ‡	50,060	245
Apollo Commercial Real Estate Finance ‡	305,527	4,980
Arch Capital Group *	50,806	4,112
Ares Commercial Real Estate ‡	4,244	53
Argo Group International Holdings	4,488	255
Aspen Insurance Holdings	108,240	4,975
Assured Guaranty	77,799	2,160
Atlas Financial Holdings *	16,638	292
Axis Capital Holdings	194,318	11,051
Bank of Marin Bancorp	763	37
BankUnited	11,387	366
BNC Bancorp	12,451	306
BOK Financial	83,229	5,749
Canadian Imperial Bank of Commerce	65,200	5,173
Capitol Federal Financial	47,390	681
Capstead Mortgage ‡	74,706	741
Carolina Financial	5,438	117
CBOE Holdings	141,515	9,721
Charter Financial	4,507	59
Chimera Investment ‡	151,739	2,502
Citigroup	9,033	431
Community Trust Bancorp	2,375	88
CU Bancorp *	3,267	79
Cullen/Frost Bankers	12,504	912
Donegal Group, Cl A	3,072	49
Employers Holdings	5,322	162
Endurance Specialty Holdings	143,363	9,440
Erie Indemnity, Cl A	6,540	667
Essent Group *	4,569	121
Everest Re Group	98,900	19,125
Farmers Capital Bank	2,871	86
Fidelity Southern	16,739	300
First Business Financial Services	5,209	119
First Foundation *	1,710	43
First Interstate Bancsystem, Cl A	3,743	115
First Mid-Illinois Bancshares	1,305	33
Genworth MI Canada	22,800	595
Great Ajax	8,930	122
Green Dot, Cl A *	13,926	323

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Guaranty Bancorp	4,827	$ 89
Hanover Insurance Group	41,400	3,238
Heritage Insurance Holdings	10,523	144
Horizon Bancorp	4,727	132
James River Group Holdings	6,113	223
Macatawa Bank	1,611	13
MBT Financial	5,149	44
MFA Financial ‡	1,182,993	9,133
MidWestOne Financial Group	4,003	119
MutualFirst Financial	131	4
National Bank of Canada	119,200	4,187
National Commerce *	1,236	33
Northwest Bancshares	14,483	225
Old Line Bancshares	4,462	86
Old Second Bancorp	17,266	141
Opus Bank	550	19
Pacific Premier Bancorp *	20,127	543
PennyMac Mortgage Investment Trust ‡	251,400	3,831
Peoples Financial Services	3,680	141
PNC Financial Services Group	125,700	11,326
Popular	35,127	1,381
Preferred Bank	5,536	194
ProAssurance	5,469	301
Progressive	149,300	4,861
Reinsurance Group of America, Cl A	41,805	4,487
RenaissanceRe Holdings	95,636	11,448
Starwood Property Trust ‡	313,000	7,168
Stonegate Bank	12,115	394
Talmer Bancorp, Cl A	6,139	143
Thomson Reuters	17,972	746
Toronto-Dominion Bank	140,900	6,284
Travelers	183,301	21,760
Triumph Bancorp *	1,315	25
Two Harbors Investment ‡	661,591	5,888
United Insurance Holdings	1,136	18
Validus Holdings	310,036	15,747
Virtu Financial, Cl A	23,554	384
Voya Financial	14,274	418
WashingtonFirst Bankshares	855	21
Waterstone Financial	11,928	202
Wells Fargo	140,300	7,127

		244,286

Health Care — 15.7%
AbbVie	58,000	3,718
Addus HomeCare *	1,391	33
Aetna	71,200	8,339
Allscripts Healthcare Solutions *	97,234	1,255
Amgen	47,470	8,073
Anthem	56,700	7,092
AxoGen *	42,030	379
Baxter International	80,431	3,758

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Biogen *	5,587	$ 1,707
Bristol-Myers Squibb	107,538	6,172
C.R. Bard	20,365	4,497
Cardinal Health	185,954	14,815
Chemed	3,333	450
Computer Programs & Systems	6,275	162
DaVita HealthCare Partners *	55,163	3,565
Eli Lilly	69,833	5,429
Express Scripts Holding *	118,466	8,612
Gilead Sciences	53,230	4,172
HCA Holdings *	19,961	1,508
Henry Schein *	7,578	1,241
Heska *	7,488	409
Hill-Rom Holdings	35,200	2,088
Humana	12,600	2,252
ICON *	57,517	4,417
ICU Medical *	3,520	439
Johnson & Johnson	319,954	38,183
Laboratory Corp of America Holdings *	30,420	4,165
LeMaitre Vascular	12,879	237
Luminex *	1,074	23
Mallinckrodt *	4,280	319
McKesson	48,471	8,949
Merck	469,207	29,461
Meridian Bioscience	23,234	452
MiMedx Group *	25,495	184
Myriad Genetics *	48,461	987
NeoGenomics *	28,421	228
Owens & Minor	112,295	3,860
Patterson	85,790	3,946
Pfizer	675,366	23,503
PharMerica *	2,713	69
Press Ganey Holdings *	6,164	249
Quality Systems	6,425	76
Quest Diagnostics	122,215	10,122
Quintiles Transnational Holdings *	13,742	1,062
Teleflex	37,673	6,898
United Therapeutics *	35,547	4,347
UnitedHealth Group	47,100	6,408
Utah Medical Products	4,830	304
Varian Medical Systems *	45,667	4,390
Vocera Communications *	3,077	50
Waters *	25,557	4,020

		247,074

Industrials — 6.9%
Alaska Air Group	9,945	672
Babcock & Wilcox Enterprises *	22,312	365
Blue Bird *	4,608	67
Boeing	36,100	4,673
BWX Technologies	110,144	4,275
CBIZ *	334,000	3,778

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Deere	116,700	$9,867
Delta Air Lines	84,305	3,098
EMCOR Group	47,665	2,729
FedEx	25,700	4,239
Global Brass & Copper Holdings	14,155	397
Huntington Ingalls Industries	39,026	6,446
IES Holdings *	3,762	62
Kaman	86,000	3,861
KAR Auction Services	13,958	590
Landstar System	53,587	3,710
Lockheed Martin	23,349	5,673
Masonite International *	6,699	447
Northrop Grumman	47,700	10,116
Owens Corning	16,426	902
Quanta Services *	170,342	4,383
Raytheon	56,100	7,861
Republic Services, Cl A	151,100	7,634
Southwest Airlines	15,187	560
Spirit AeroSystems Holdings, Cl A *	40,882	1,873
United Continental Holdings *	23,728	1,196
United Parcel Service, Cl B	14,297	1,561
United Technologies	92,000	9,792
Waste Management	127,644	8,161

‘		108,988

Information Technology — 11.8%
Accenture, Cl A	34,939	4,018
Activision Blizzard	21,482	889
Amdocs	394,927	23,743
Apple	84,600	8,976
Applied Materials	21,465	641
Aspen Technology *	97,386	4,427
Atlassian, Cl A *	16,530	487
AVX	471,700	6,481
Booz Allen Hamilton Holding, Cl A	139,987	4,250
Broadridge Financial Solutions	20,240	1,403
CA	141,827	4,809
CDW	35,338	1,578
Cisco Systems	495,700	15,585
Citrix Systems *	32,836	2,863
Convergys	217,479	6,487
CSG Systems International	114,696	5,015
CSRA	80,886	2,054
DST Systems	2,794	339
eBay *	145,598	4,682
First Data, Cl A *	71,911	1,001
Forrester Research	13,824	567
Genpact *	34,448	815
Harris	37,300	3,468
HP	41,520	597
IAC	58,204	3,417
Ingram Micro, Cl A	49,435	1,728

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intel	327,900	$ 11,768
International Business Machines	77,400	12,297
Intuit	36,637	4,083
Leidos Holdings	7,080	287
Lumentum Holdings *	9,411	330
MINDBODY, Cl A *	22,425	389
Motorola Solutions	89,232	6,870
NetApp	68,218	2,360
NIC	8,470	195
Oracle	116,000	4,782
Planet Payment *	37,684	135
Qualcomm	120,100	7,575
RealPage *	8,729	225
Reis	5,899	115
Sapiens International	11,982	161
Square, Cl A *	109,679	1,337
Symantec	192,896	4,655
Take-Two Interactive Software *	101,484	4,411
Tech Data *	22,125	1,643
VeriSign *	55,305	4,118
Western Union	374,000	8,048

		186,104

Materials — 2.4%
Avery Dennison	58,200	4,507
Bemis	99,000	5,207
Cabot	40,212	2,005
Celanese, Cl A	18,045	1,162
Compass Minerals International	36,251	2,702
International Paper	92,200	4,471
Kaiser Aluminum	45,000	3,835
Reliance Steel & Aluminum	8,772	632
Scotts Miracle-Gro, Cl A	48,100	3,983
Sonoco Products	158,200	8,154
Steel Dynamics	8,352	206
Tahoe Resources	9,760	127

		36,991

Real Estate — 2.4%
CBL & Associates Properties ‡	137,712	1,965
City Office	6,754	87
CorEnergy Infrastructure Trust ‡	7,734	228
Easterly Government Properties ‡	29,977	584
Equity LifeStyle Properties ‡	32,197	2,496
Forest City Realty Trust, Cl A ‡	9,500	225
Four Corners Property Trust ‡	2,306	48
Mid-America Apartment Communities ‡	45,700	4,295
Monogram Residential Trust ‡	13,042	137
National Health Investors ‡	68,200	5,475
Outfront Media ‡	21,687	484
Piedmont Office Realty Trust, Cl A ‡	264,226	5,710
PS Business Parks ‡	3,573	396

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ryman Hospitality Properties ‡	57,762	$ 3,117
Select Income ‡	197,068	5,378
Silver Bay Realty Trust ‡	25,612	487
Taubman Centers ‡	4,244	330
Welltower ‡	71,800	5,511

		36,953

Telecommunication Services — 6.0%
AT&T	818,995	33,481
BCE	125,300	5,851
CenturyLink	124,100	3,450
Hawaiian Telcom Holdco *	11,011	246
NTT DOCOMO ADR	135,700	3,432
Rogers Communications, Cl B	63,600	2,722
SK Telecom ADR	207,600	4,505
TELUS Toronto Stock Exchange	176,800	5,797
Verizon Communications	658,975	34,484

		93,968

Utilities — 11.4%
AES	135,999	1,642
ALLETE	5,826	345
Ameren	156,900	7,754
American Electric Power	263,835	17,036
Artesian Resources, Cl A	1,359	37
Atmos Energy	5,833	430
Avista	37,800	1,535
CMS Energy	96,755	4,061
Consolidated Edison	156,050	11,743
DTE Energy	37,600	3,493
Edison International	232,350	16,896
El Paso Electric	7,153	327
Entergy	199,012	15,563
Exelon	341,962	11,627
FirstEnergy	297,140	9,725
Great Plains Energy	141,065	3,831
IDACORP	8,166	621
MGE Energy	4,857	267
NiSource	167,863	4,018
Northwest Natural Gas	10,974	656
NorthWestern	5,455	315
PG&E	158,226	9,801
Pinnacle West Capital	138,666	10,406
PNM Resources	26,391	839
Portland General Electric	129,934	5,472
PPL	141,200	4,911
Public Service Enterprise Group	384,418	16,438
SCANA	82,800	5,850
Southern	123,206	6,324
Southwest Gas	43,553	3,041
Spire	18,012	1,165
UGI	12,887	586

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Unitil	14,975	$ 592
Vectren	7,070	346
Xcel Energy	24,013	993

		178,686

Total Common Stock (Cost $1,266,492) ($ Thousands)		1,532,737

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.240%, 10/20/2016 (A)(B)	$800	800

Total U.S. Treasury Obligation (Cost $800) ($ Thousands)		800

	Shares

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **†	27,723,835	27,724

Total Cash Equivalent

(Cost $27,724) ($ Thousands)		27,724

Total Investments — 99.4% (Cost $1,295,016) ($ Thousands) @		$ 1,561,261

A list of the open futures contracts held by the Fund at August 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	143	Sep-2016	$726

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,571,425 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $1,295,016 ($ Thousands), and the unrealized appreciation and depreciation were $294,724 ($ Thousands) and ($28,479) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,532,737	$–	$–	$1,532,737
U.S. Treasury Obligation	–	800	–	800
Cash Equivalent	27,724	–	–	27,724

Total Investments in Securities	$1,560,461	$800	$–	$1,561,261

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$726	$–	$–	$726

Total Other Financial Instruments	$726	$–	$–	$726

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended August 31, 2016 ($ Thousands):

Security Description	Value 05/31/16	Purchases at Cost	Proceeds from Sales	Value 08/31/16	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 3,594	$ 6,912	$ (10,506)	$ –	$ –
SEI Daily Income Trust, Government Fund, Class A	–	93,555	(65,831)	27,724	11

Totals	$ 3,594	$ 100,467	$ (76,337)	$ 27,724	$ 11

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.1%

Australia — 2.4%
AGL Energy	269,175	$ 3,753
Amcor	183,059	2,201
Aristocrat Leisure	27,310	310
ASX	28,397	1,092
Aurizon Holdings	295,187	974
AusNet Services	767,026	992
CIMIC Group	7,854	175
Coca-Cola Amatil	365,054	2,683
Cochlear	7,917	838
CSL	16,930	1,376
Flight Centre Travel Group	21,062	583
Goodman Group ††	60,245	344
GPT Group ††	1,769	7
Harvey Norman Holdings	33,673	136
Healthscope	27,756	64
LendLease Group	103,030	1,070
Newcrest Mining *	37,194	620
Orica	50,040	555
Qantas Airways	43,552	106
Sonic Healthcare	78,867	1,363
South32	246,127	355
Stockland ††	291,190	1,061
Tabcorp Holdings	233,038	871
Tatts Group	454,393	1,301
Telstra	335,940	1,328
Treasury Wine Estates	15,751	133
Wesfarmers	66,281	2,114

		26,405

Austria — 0.5%
Atrium European Real Estate	50,072	219
BUWOG	18,259	474
Flughafen Wien	14,952	415
Oesterreichische Post	64,223	2,303
Telekom Austria, Cl A	74,555	425
Voestalpine	36,256	1,198

		5,034

Belgium — 0.4%
bpost	109,000	2,768
Colruyt	6,871	376
Elia System Operator	4,533	229
Proximus	27,997	855

		4,228

Canada — 7.6%
Agnico Eagle Mines	2,300	117
Alimentation Couche-Tard, Cl B	3,878	200
Atco, Cl I	18,900	693
Bank of Montreal	102,193	6,775
Barrick Gold	51,900	882
BCE	189,836	8,865

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Canadian Imperial Bank of Commerce	13,919	$ 1,104
Canadian Tire, Cl A	71,772	7,348
CCL Industries, Cl B	8,581	1,637
CI Financial	18,722	366
Cineplex	9,880	374
Constellation Software	3,875	1,690
Crombie Real Estate Investment Trust ††	13,400	153
Dollarama	36,031	2,661
Emera	64,754	2,357
Empire, Cl A	141,677	2,329
Fairfax Financial Holdings	1,634	924
First Capital Realty	68,160	1,153
Fortis	41,483	1,304
George Weston	29,790	2,563
Goldcorp	39,200	596
H&R ††	45,709	812
IGM Financial	325	9
Industrial Alliance Insurance & Financial Services	2,016	72
Inovalis Real Estate Investment Trust ††	14,100	102
Intact Financial	50,561	3,668
Jean Coutu Group, Cl A	15,107	223
Killam Apartment ††	114,480	1,079
Kinross Gold *	104,400	417
Loblaw	17,300	941
Manitoba Telecom Services	23,984	697
Maple Leaf Foods	13,000	289
Metro, Cl A	58,365	1,981
Morguard ††	5,427	64
National Bank of Canada	83,110	2,920
Open Text	23,937	1,505
Power Financial	5,394	124
Pure Industrial Real Estate Trust ††	43,100	181
RioCan ††	56,415	1,184
Rogers Communications, Cl B	137,863	5,901
Rogers Sugar	23,300	113
Royal Bank of Canada	70,014	4,351
Saputo	45,435	1,510
Shaw Communications, Cl B	134,693	2,693
Smart Real Estate Investment Trust ††	12,146	328
TELUS	92,800	3,043
Toronto-Dominion Bank	95,494	4,259
Valener	27,217	439
Yamana Gold	66,300	268

		83,264

Denmark — 0.3%
Carlsberg, Cl B	3,653	342
Chr Hansen Holding	1,500	91
Coloplast, Cl B	3,688	280
Columbus	42,938	72
Novo Nordisk, Cl B	22,001	1,030

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Schouw	1,784	$ 112
TDC	25,957	143
William Demant Holding *	30,910	645

		2,715

Finland — 0.0%
Orion, Cl B	3,564	135

France — 1.6%
Atos	68,900	6,769
Boiron	744	68
Cie des Alpes	5,356	102
Dassault Systemes	4,229	356
Eutelsat Communications	9,267	180
Iliad	806	166
Ipsen	5,026	326
Rallye	5,675	92
Sanofi-Aventis	62,000	4,769
SES Global, Cl A	9,645	221
Tessi	54	8
TOTAL	100,300	4,776
Vilmorin & Cie	541	38

		17,871

Germany — 0.9%
Celesio	19,259	542
Commerzbank	77,320	543
Fielmann	7	1
Homag Group	1,506	63
Hornbach Holding & KGaA	825	57
KWS Saat	175	56
Merck KGaA	8,169	858
Muenchener Rueckversicherungs	17,500	3,158
Rhoen Klinikum	36,938	1,091
Stada Arzneimittel	17,752	952
Talanx	60,400	1,762
Zalando *,(A)	6,597	252

		9,335

Hong Kong — 2.8%
ASM Pacific Technology	13,200	103
Cathay Pacific Airways	245,283	353
Cheung Kong Infrastructure Holdings	156,710	1,316
CLP Holdings	1,154,301	11,838
First Pacific	325,619	244
Hang Seng Bank	36,911	648
HK Electric Investments & HK Electric Investments (A)	494,324	464
HKT Trust & HKT	563,203	777
Hopewell Holdings	23,000	81
Hysan Development	62,684	303
Kerry Properties	36,311	106
Link ††	452,669	3,291
MTR	123,369	674

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NWS Holdings	92,553	$ 165
PCCW	4,938,480	3,133
Power Assets Holdings	66,520	636
Shangri-La Asia	57,215	62
SmarTone Telecommunications Holdings	815,500	1,346
Sunlight ††	113,943	72
Swire Pacific, Cl A	118,940	1,314
WH Group (A)	846,086	665
Wheelock	59,621	341
Yue Yuen Industrial Holdings	609,744	2,594

		30,526

Ireland — 0.0%
Hibernia ††	127,195	198
Irish Residential Properties ††	50,199	65
Total Produce	101,736	181

		444

Israel — 1.9%
Amot Investments	252,300	1,129
Bank Hapoalim	1,171,644	6,275
Bank Leumi Le-Israel *	1,223,266	4,572
Israel Discount Bank, Cl A *	308,718	557
Mizrahi Tefahot Bank	280,700	3,380
Orbotech *	54,364	1,554
Strauss Group	5,380	85
Teva Pharmaceutical Industries	57,503	2,914

		20,466

Italy — 0.5%
ACEA	6,435	84
Amplifon	5,678	60
Ascopiave	80,433	255
CSP International Fashion Group	233	–
DiaSorin	6,082	392
Hera	635,746	1,759
Parmalat	20,771	54
Terna Rete Elettrica Nazionale	537,877	2,775

		5,379

Japan — 8.9%
Alfresa Holdings	3,700	69
Amada Holdings	24,900	260
Aozora Bank	973,309	3,444
Asahi Group Holdings	9,500	311
Ashikaga Holdings	570,100	1,924
Astellas Pharma	352,000	5,379
Atsugi	173,000	176
Bookoff	7,200	55
Can Do	4,416	67
Canon	12,600	361
Chubu Electric Power	5,700	77
Chugai Pharmaceutical	4,300	135
Coca-Cola West	49,978	1,133

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
COMSYS Holdings	88,100	$ 1,665
Daiichi Sankyo	75,795	1,740
Daito Trust Construction	3,600	530
Dydo Drinco	13,596	664
Ehime Bank	31,000	77
Eisai	21,600	1,259
Fuji Oil Holdings	107,100	2,082
Geo Holdings	78,800	1,003
GungHo Online Entertainment	79,400	189
Hisamitsu Pharmaceutical	2,100	94
Hogy Medical	55,800	3,792
Hoya	24,210	938
Itochu	79,000	933
Itochu-Shokuhin	753	29
Japan Airlines	80,000	2,434
Japan Prime Realty Investment, Cl A ††	24	106
Japan Tobacco	89,800	3,480
J-Oil Mills	25,000	80
Kakaku.com	9,900	166
Kaneka	15,000	122
KDDI	138,435	4,063
Keikyu	5,000	46
KFC Holdings Japan	9,173	167
Kisoji	2,800	58
Kohnan Shoji	128,954	2,345
Kourakuen Holdings	4,200	61
Kuraray	19,200	274
Kurimoto	43,000	75
Kurita Water Industries	2,400	55
Kyowa Exeo	191,900	2,759
Kyowa Hakko Kirin	9,600	136
Lawson	18,369	1,289
Lion	132,693	1,858
Mars Engineering	2,800	52
Marudai Food	15,836	70
Maruha Nichiro	16,380	380
Maruichi Steel Tube	6,600	228
Matsuya Foods	5,330	145
Maxvalu Tokai	483	8
McDonald’s Holdings Japan	15,600	431
Medipal Holdings	8,200	130
Ministop	17,767	272
Mitsubishi Gas Chemical	5,000	34
Mitsubishi Tanabe Pharma	24,200	449
MOS Food Services	7,546	218
Mr Max	28,312	88
Nagatanien Holdings	16,000	193
Nagoya Railroad	35,581	174
Natori	9,100	141
NEC	75,000	191
Nihon Shokuhin Kako	386	1
Nikon	30,100	442

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nippon Beet Sugar Manufacturing	30,000	$ 54
Nippon Building Fund, Cl A ††	40	245
Nippon Express	57,890	274
Nippon Flour Mills	234,285	1,626
Nippon Telegraph & Telephone	235,200	10,337
Nisshin Oillio Group	57,249	245
NTT DoCoMo	228,250	5,744
Ono Pharmaceutical	8,100	211
Oracle Japan	18,574	1,081
Osaka Gas	744,222	2,931
Otsuka	2,500	106
Otsuka Holdings	3,900	169
Plenus	93,900	1,560
Pola Orbis Holdings	5,300	423
Ricoh	23,800	215
Rock Field	10,698	143
Sankyo	40,577	1,408
Santen Pharmaceutical	15,200	191
Sega Sammy Holdings	25,000	342
Sekisui Chemical	127,537	1,783
Senko	233,000	1,410
Senshu Ikeda Holdings	460,000	2,081
Shimachu	73,600	1,644
Shimadzu	11,000	172
Shionogi	2,900	130
Start Today	6,500	302
Starzen	6,400	268
Studio Alice	6,508	131
Sumitomo Bakelite	294,000	1,461
Sumitomo Dainippon Pharma	26,700	447
Sumitomo Osaka Cement	547,000	2,475
Sundrug	1,100	80
Suzuken	8,601	249
Taisho Pharmaceutical Holdings	300	28
Takeda Pharmaceutical	25,100	1,107
Toho	3,000	65
Toho Gas	27,466	233
Tokai	1,777	57
Tokyo Gas	83,000	356
Trend Micro	49,317	1,750
Tsuruha Holdings	700	69
Vital KSK Holdings	26,700	243
West Japan Railway	5,900	338
Yamada Denki	72,200	338
Yamaha	6,700	217
Yamazaki Baking	25,200	573
Yokohama Reito	15,100	150

		97,069

Luxembourg — 0.1%
RTL Group	6,254	526

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Netherlands — 0.3%
Heineken Holding	6,817	$ 547
NN Group	98,467	2,926
Sligro Food Group	3,647	136

		3,609

New Zealand — 2.2%
Air New Zealand	188,467	309
Argosy Property	265,836	224
Auckland International Airport	459,332	2,499
Chorus	29,179	90
Contact Energy	724,601	2,734
Fisher & Paykel Healthcare	198,769	1,395
Fletcher Building	690,413	5,310
Freightways	52,116	256
Genesis Energy	402,170	654
Infratil	19,844	49
Kiwi Property Group ††	893,544	1,005
Mainfreight	30,837	385
Mercury NZ	158,888	365
Meridian Energy	105,706	222
Metlifecare	69,101	306
Nuplex Industries	40,195	156
Port of Tauranga	7,166	103
Property for Industry	85,086	103
Restaurant Brands New Zealand	53,081	216
Ryman Healthcare	100,573	700
SKY Network Television	143,438	506
SKYCITY Entertainment Group	322,248	1,171
Spark New Zealand	1,762,057	4,864
Stride Property Group	70,899	105
Summerset Group Holdings	96,743	386
TrustPower	19,379	110
Vector	26,486	66

		24,289

Norway — 1.0%
AF Gruppen	3,785	71
Atea	21,284	209
Austevoll Seafood	35,732	279
DnB	5,149	63
Leroy Seafood Group	3,348	150
Marine Harvest	25,973	401
Norsk Hydro	503,620	2,139
Orkla	380,682	3,482
SpareBank 1 Nord Norge	46,740	234
SpareBank 1 SR-Bank	30,205	145
Stolt-Nielsen	14,894	185
Telenor	184,960	3,226

		10,584

Portugal — 0.2%
Energias de Portugal	120,687	404

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
REN - Redes Energeticas Nacionais	443,066	$ 1,291
Sonaecom SGPS	10,320	31

		1,726

Singapore — 2.0%
Ascendas ††	735,686	1,323
CapitaLand Commercial Trust ††	816,027	925
CapitaLand Mall Trust ††	2,015,075	3,194
ComfortDelGro	360,291	748
DBS Group Holdings	274,800	3,022
Hutchison Port Holdings Trust, Cl U	500,403	215
Mapletree Industrial Trust ††	1,594,100	2,082
Metro Holdings	14,202	9
OUE	102,200	119
Sabana Shari’ah Compliant Industrial ††	167,438	64
Singapore Airlines	278,851	2,148
Singapore Press Holdings	191,592	530
Singapore Telecommunications	435,696	1,285
SPH ††	329,900	232
StarHub	336,136	903
Suntec ††	86,222	106
United Overseas Bank	101,400	1,340
UOL Group	265,200	1,082
Venture	235,800	1,592
Wilmar International	320,152	724
Yangzijiang Shipbuilding Holdings	163,092	92

		21,735

Spain — 0.8%
Ebro Foods	84,222	1,882
Enagas	9,839	288
Endesa	32,295	657
Iberdrola	445,707	2,929
Red Electrica	144,210	3,100

		8,856

Sweden — 0.7%
Axfood	49,994	887
Bonava, Cl B *	13,309	160
ICA Gruppen	13,431	459
Svenska Cellulosa, Cl B	12,949	397
Swedish Match	105,713	3,762
Tele2, Cl B	46,644	388
Telefonaktiebolaget LM Ericsson, Cl B	287,300	2,045

		8,098

Switzerland — 2.9%
ABB	13,784	299
Actelion	15,609	2,601
Allreal Holding	7,328	1,082
Barry Callebaut	239	307
Basler Kantonalbank	428	29
Bell	90	38
BKW	2,587	118

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cembra Money Bank	31,500	$ 2,284
Chocoladefabriken Lindt & Spruengli	5	344
Coca-Cola HBC	20,834	457
EMS-Chemie Holding	127	68
Flughafen Zuerich	2,072	384
Galenica	1,947	2,261
Intershop Holding	594	293
Kuehne + Nagel International	1,482	207
Mobilezone Holding	76	1
Mobimo Holding	1,009	252
Nestle	93,282	7,434
Orior	127	10
Pargesa Holding	2,613	180
Roche Holding	984	240
Schindler Holding	2,723	513
SGS	376	827
Sika	53	253
Sonova Holding	5,463	757
St. Galler Kantonalbank	414	164
Swiss Life Holding	9,900	2,479
Swiss Prime Site	22,539	1,984
Swiss Re	39,200	3,311
Swisscom	2,223	1,063
Valora Holding	1,880	513
Ypsomed Holding	5,747	1,064

		31,817

United Kingdom — 4.6%
Admiral Group	2,174	58
AstraZeneca	20,500	1,318
BAE Systems	579,700	4,088
BCA Marketplace	206,684	537
Berendsen PLC	9,417	151
British American Tobacco	44,203	2,735
Britvic	13,322	112
Character Group	7,583	50
Compass Group	1	–
Cranswick	13,817	432
Dechra Pharmaceuticals	11,762	200
Diageo	38,847	1,073
Direct Line Insurance Group	386,600	1,868
easyJet	95,600	1,384
EMIS Group	15,419	205
GCP Student Living ††	14,000	27
GlaxoSmithKline	219,909	4,721
Greggs	51,076	694
Hansteen Holdings ††	30,383	46
Hill & Smith Holdings	24,348	372
Imperial Brands	159,831	8,360
Inchcape	26,229	241
J D Wetherspoon	131,200	1,525
J Sainsbury	52,161	164

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JD Sports Fashion	836	$ 14
John Menzies	25,549	200
KCOM Group	113,713	165
Lookers	451,200	807
McBride	21,767	44
Melrose Industries	49,717	96
Merlin Entertainments (A)	1	–
National Grid	354,193	4,855
Next	11,696	846
QinetiQ	146,951	444
Reckitt Benckiser Group	23,621	2,275
Rentokil Initial	218,560	612
Royal Mail	508,900	3,426
Sage Group	140,741	1,336
Shaftesbury ††	4,720	60
SSE	177,812	3,503
Tate & Lyle	4,453	43
Tritax Big Box ††	322,869	611

		49,698

United States — 52.5%

Consumer Discretionary — 3.4%
AutoZone *	2,513	1,864
Bob Evans Farms	36,400	1,492
Brinker International	37,600	2,020
Comcast, Cl A	52,900	3,452
Cooper-Standard Holding *	26,300	2,605
Darden Restaurants	25,052	1,544
Dick’s Sporting Goods	6,628	388
Dollar General	32,466	2,383
Foot Locker	33,600	2,206
GameStop, Cl A	83,753	2,378
Kohl’s	47,300	2,099
Liberty Media Group, Cl A *	21,439	459
McDonald’s	45,262	5,235
Michael Kors Holdings *	7,541	369
O’Reilly Automotive *	960	269
Target	137,233	9,632
Viacom, Cl B	37,600	1,517

		39,912

Consumer Staples — 11.8%
Alliance One International *	3,305	70
Altria Group	128,859	8,516
Bunge	62,441	3,990
Campbell Soup	17,641	1,071
Church & Dwight	34,291	3,409
Clorox	56,476	7,401
Coca-Cola	74,979	3,256
Colgate-Palmolive	37,481	2,786
Costco Wholesale	24,595	3,987
CVS Health	21,700	2,027
Dr. Pepper Snapple Group	15,333	1,437

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Estee Lauder, Cl A	27,146	$ 2,422
Fresh Del Monte Produce	76,284	4,437
General Mills	89,935	6,369
Hershey	18,299	1,828
Hormel Foods	17,994	688
Ingredion	26,170	3,584
J&J Snack Foods	461	56
JM Smucker	8,298	1,177
Kellogg	35,589	2,926
Kimberly-Clark	53,717	6,879
Kroger	80,000	2,559
McCormick	30,022	3,061
Nutraceutical International *	5,384	136
Oil-Dri Corp of America	662	25
PepsiCo	44,067	4,704
Philip Morris International	69,030	6,898
Procter & Gamble	61,888	5,403
Spectrum Brands Holdings	21,496	2,885
Sysco	170,516	8,843
Tyson Foods, Cl A	63,000	4,761
Universal	59,317	3,569
Wal-Mart Stores	209,882	14,994
Weis Markets	36,800	1,875

		128,029

Energy — 0.4%
Exxon Mobil	47,100	4,104

Financials — 6.7%
Allstate	52,300	3,607
American Capital Agency ††	90,788	1,753
American Financial Group	31,700	2,382
Annaly Capital Management ††	623,811	6,681
Apollo Commercial Real Estate Finance ††	122,800	2,002
Ares Commercial Real Estate ††	54,489	685
Assurant	26,000	2,328
BankFinancial	4,723	58
BB&T	60,200	2,318
Beneficial Bancorp	44,157	666
Berkshire Hathaway, Cl B *	39,919	6,007
Blackstone Mortgage Trust, Cl A ††	108,500	3,235
BOK Financial	37,000	2,556
Capitol Federal Financial	143,538	2,064
Charter Financial	26,998	355
Chimera Investment ††	67,426	1,112
Clifton Bancorp	33,189	493
CME Group, Cl A	1,744	189
CYS Investments ††	9,809	86
Endurance Specialty Holdings	48,000	3,161
Everest Re Group	34,100	6,594
First Financial Northwest	4,013	53
Genworth Financial, Cl A *	20,149	95
Northfield Bancorp	24,655	392

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Northwest Bancshares	195,293	$ 3,031
PNC Financial Services Group	24,500	2,207
Progressive	75,800	2,468
Provident Financial Holdings	9,202	176
Reinsurance Group of America, Cl A	35,400	3,799
Starwood Property Trust ††	113,100	2,590
Territorial Bancorp	1,397	40
Thomson Reuters (CAD)	8,853	366
Travelers	77,500	9,200
TrustCo Bank	10,137	72
Voya Financial	57,414	1,679
Waterstone Financial	50,735	857

		75,357

Health Care — 10.5%
AbbVie	62,900	4,032
AmerisourceBergen	38,905	3,384
Amgen	9,600	1,633
Anthem	17,900	2,239
Baxter International	12,901	603
Bio-Rad Laboratories, Cl A *	7,033	1,047
Bristol-Myers Squibb	36,759	2,110
C.R. Bard	12,439	2,747
Cardinal Health	90,585	7,217
Chemed	16,338	2,205
Cigna	17,400	2,232
DaVita HealthCare Partners *	41,680	2,694
Exactech *	3,031	84
Express Scripts Holding *	8,481	617
Gilead Sciences	28,078	2,201
HCA Holdings *	38,300	2,894
Henry Schein *	19,125	3,133
Hill-Rom Holdings	3,153	187
Intuitive Surgical *	3,172	2,177
Johnson & Johnson	171,087	20,418
LifePoint Hospitals *	41,283	2,337
Merck	203,800	12,797
Meridian Bioscience	8,841	172
Mettler Toledo International *	986	397
National Healthcare	14,752	959
Owens & Minor	135,169	4,646
Pfizer	286,611	9,974
Quality Systems	4,591	54
Quest Diagnostics	96,868	8,023
Stryker	19,767	2,286
Teleflex	19,160	3,508
United Therapeutics *	14,682	1,795
Varian Medical Systems *	18,721	1,800

		112,602

Industrials — 3.3%
Boeing	20,900	2,706
CBIZ *	166,900	1,888

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Deere	46,200	$ 3,906
Emerson Electric	64,900	3,419
General Electric	26,871	839
Kaman	52,700	2,366
Lockheed Martin	4,051	984
Republic Services, Cl A	103,827	5,245
Toro	31,000	3,012
United Parcel Service, Cl B	25,509	2,786
United Technologies	38,600	4,108
Waste Management	54,290	3,471

		34,730

Information Technology — 4.4%
Activision Blizzard	28,721	1,188
Alphabet, Cl A *	338	267
Amdocs	177,243	10,656
Apple	21,800	2,313
Benchmark Electronics *	60,800	1,467
CACI International, Cl A *	18,812	1,869
Cisco Systems	191,600	6,024
CSG Systems International	30,100	1,316
EMC	68,800	1,995
Intel	150,500	5,401
International Business Machines	36,200	5,751
ManTech International, Cl A	11,268	451
Motorola Solutions	54,900	4,227
Qualcomm	60,400	3,809
Sykes Enterprises *	61,981	1,812
Synopsys *	6,078	360

		48,906

Materials — 1.5%
Bemis	44,700	2,351
Kaiser Aluminum	59,374	5,060
Newmont Mining	58,165	2,224
Nucor	4,745	230
Reliance Steel & Aluminum	36,185	2,608
Sonoco Products	81,800	4,216

		16,689

Real Estate — 1.4%
Equity Residential ††	15,066	977
Lamar Advertising, Cl A ††	31,633	1,972
National Health Investors ††	50,100	4,022
Select Income ††	66,800	1,823
Senior Housing Properties Trust ††	268,100	5,989

		14,783

Telecommunication Services — 3.0%
AT&T	386,494	15,800
CenturyLink	117,100	3,255
Hawaiian Telcom Holdco *	2,876	64
NII Holdings *	176,266	587
Telephone & Data Systems	9,026	252

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
US Cellular *	1,518	$ 57
Verizon Communications	230,900	12,083

		32,098

Utilities — 6.1%
Ameren	46,200	2,283
American Electric Power	85,300	5,508
Consolidated Edison	129,054	9,711
Duke Energy	23,586	1,879
Edison International	95,600	6,952
Entergy	82,900	6,483
FirstEnergy	199,500	6,530
PG&E	44,325	2,746
Pinnacle West Capital	47,146	3,538
PPL	47,942	1,667
Public Service Enterprise Group	152,900	6,538
Southern	98,466	5,054
Unitil	81,084	3,206
Xcel Energy	70,142	2,901

		64,996

		572,206

Total Common Stock (Cost $952,236) ($ Thousands)		1,036,015

PREFERRED STOCK — 0.1%
Germany — 0.0%
Henkel	2,399	314

Sweden — 0.1%
Akelius Residential Property	9,764	362

Total Preferred Stock (Cost $622) ($ Thousands)		676

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.240%, 10/20/2016 (B)(C)	$1,750	1,750

Total U.S. Treasury Obligation (Cost $1,749) ($ Thousands)		1,750

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **†	31,133	$ 31,133

Total Cash Equivalent (Cost $31,133) ($ Thousands)		31,133

Total Investments — 98.2% (Cost $985,740) ($ Thousands) @		$ 1,069,574

A list of the open futures contracts held by the Fund at August 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	100	Sep-2016	$150
FTSE 100 Index	26	Sep-2016	49
Hang Seng Index	3	Sep-2016	1
S&P 500 Index E-MINI	148	Sep-2016	423
SPI 200 Index	11	Sep-2016	(2)
Topix Index	15	Sep-2016	(7)

			$614

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forwards contracts held by the Fund at August 31, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
09/29/16	USD	9	DKK	57	$—
09/29/16	USD	31	SEK	261	(1)
09/29/16	USD	66	NOK	543	(1)
09/29/16	USD	103	CHF	100	(1)
09/29/16	USD	113	SGD	152	(1)
09/29/16	USD	131	HKD	1,015	—
09/29/16	USD	146	NZD	200	(2)
09/29/16	USD	203	AUD	266	(4)
09/29/16	USD	307	GBP	233	(2)
09/29/16	USD	379	JPY	38,049	(11)
09/29/16	USD	392	EUR	347	(5)
09/29/16	USD	427	CAD	551	(7)
09/29/16	DKK	6,242	USD	944	9
09/29/16	SGD	15,780	USD	11,641	58
09/29/16	CHF	15,927	USD	16,480	236
09/29/16	NZD	17,437	USD	12,732	102
09/29/16	AUD	20,444	USD	15,548	199
09/29/16	GBP	21,038	USD	27,895	326
09/29/16	EUR	36,033	USD	40,580	402
09/29/16	SEK	37,502	USD	4,459	78
09/29/16	NOK	47,406	USD	5,753	67
09/29/16	CAD	52,021	USD	40,177	517
09/29/16	HKD	127,984	USD	16,509	3
09/29/16	JPY	5,474,511	USD	54,462	1,453

					$3,415

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	$(246,038)	$249,453	$3,415

			$3,415

For the period ended August 31, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $1,089,464 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2016.
†	Investment in Affiliated Security.
††	Real Estate Investment Trust.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2016, the value of these securities amounted to $1,381 ($ Thousands), representing 0.2% of the net assets of the Fund.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C)	The rate reported is the effective yield at time of purchase.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Global Managed Volatility Fund (Concluded)

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $985,740
($ Thousands), and the unrealized appreciation and depreciation were $99,956
($ Thousands) and ($16,122) ($ Thousands), respectively.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

USD — United States Dollar

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$1,036,015	$–	$–	$1,036,015
U.S. Treasury Obligation	–	1,750	–	1,750
Preferred Stock	676	–	–	676
Cash Equivalent	31,133	–	–	31,133

Total Investments in Securities	$1,067,824	$1,750	$–	$1,069,574

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *

Unrealized Appreciation	$623	$—	$—	$623

Unrealized Depreciation	(9)	—	—	(9)

Forwards Contracts *

Unrealized Appreciation	—	3,450	—	3,450

Unrealized Depreciation	—	(35)	—	(35)

Total Other Financial Instruments	$614	$3,415	$—	$4,029

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended August 31, 2016 ($ Thousands):

Security Description	Value 05/31/2016	Purchases at Cost	Proceeds from Sales	Value 08/31/2016	Dividend Income

SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 54,498	$ 9,725	$ (64,223)	$ —	$ 6
SEI Daily Income Trust, Government Fund, Class A	—	80,921	(49,788)	31,133	18

Totals	$ 54,498	$ 90,646	$ (114,011)	$ 31,133	$ 24

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.1%

Argentina — 0.7%
MercadoLibre	157,000	$ 27,004
Ternium ADR	136,165	2,723
YPF ADR	1,179,032	20,032

		49,759

Australia — 4.4%
a2 Milk *(A)	13,951,870	19,346
Alumina	21,075,848	21,067
Aristocrat Leisure	376,177	4,269
ASX	571,194	21,958
Australia & New Zealand Banking Group ADR	1,029,500	20,683
Bellamy’s Australia (A)	310,504	3,080
BGP Holdings *	239,898	–
BHP Billiton	1,429,697	21,952
BHP Billiton ADR (A)	322,680	9,680
BlueScope Steel	1,684,731	11,003
Boral	1,920,342	9,540
Brambles	1,551,250	14,363
Caltex Australia	497,548	12,695
Coca-Cola Amatil	1,649,800	12,126
Cochlear	184,329	19,519
CSR	963,037	2,497
Downer	506,364	1,865
Goodman Group ‡	961,070	5,482
Mineral Resources	235,143	2,004
Newcrest Mining	1,370,355	22,853
Orora	1,421,011	3,311
OZ Minerals	4,584,256	22,015
Qantas Airways	5,342,037	13,008
Regis Resources	590,228	1,641
SEEK	418,621	5,056
Sonic Healthcare	806,500	13,941
South32 (A)	16,978,974	24,468
Star Entertainment Grp	253,057	1,122

		320,544

Austria — 0.9%
Conwert Immobilien Invest *	914,814	16,037
Erste Group Bank *	783,396	21,974
OMV	16,100	450
Schoeller-Bleckmann Oilfield Equipment (A)	219,090	12,689
Voestalpine	491,305	16,235

		67,385

Belgium — 0.5%
Bekaert	15,656	646
Colruyt	79,250	4,343
KBC Groep	486,243	28,740

		33,729

Brazil — 2.2%
Banco Bradesco ADR *	1,619,586	14,447
Banco do Brasil	873,625	6,273

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BB Seguridade Participacoes ADR	333,000	$ 3,020
BM&F Bovespa *	360,700	1,995
BR Malls Participacoes *	361,300	1,380
CETIP - Mercados Organizados	1,701,813	22,992
Cia Energetica de Minas Gerais ADR (A)	440,454	1,176
Cia Vale do Rio Doce *	656,756	3,449
EDP - Energias do Brasil	408,200	1,809
Embraer ADR *	585,200	10,305
Gerdau ADR (A)	6,936,293	19,144
Hypermarcas	2,554,908	20,621
JBS	2,573,500	9,908
Kroton Educacional	4,650,493	19,759
Light	305,700	1,423
MRV Engenharia e Participacoes	223,800	850
Qualicorp	2,206,200	15,377
Ultrapar Participacoes	328,800	7,527

		161,455

Canada — 5.2%
Aecon Group ‡	47,000	657
Agnico Eagle Mines	366,594	18,572
Alacer Gold *	323,600	728
ARC Resources	1,173,891	20,471
Argonaut Gold *	358,300	828
Bank of Montreal	512,200	33,955
Bankers Petroleum *	561,600	809
BCE	18,105	845
Birchcliff Energy *	157,100	1,087
Cameco	872,400	8,043
Canadian Imperial Bank of Commerce	281,300	22,319
Cascades	63,768	542
Celestica *	156,700	1,670
CGI Group, Cl A *	237,400	11,549
Cogeco Communications	9,000	435
Constellation Software	37,578	16,388
Eldorado Gold *	158,800	508
Fairfax Financial Holdings	44,606	25,233
First Quantum Minerals	49,400	374
Franco-Nevada	306,431	21,400
Genworth MI Canada	132,735	3,461
George Weston	14,600	1,256
Industrial Alliance Insurance & Financial Services	12,800	456
Interfor *	43,000	511
Kinross Gold *	441,800	1,764
Linamar	175,400	7,235
Lundin Mining *	337,100	1,274
Magna International, Cl A (A)	1,310,552	52,774
Manulife Financial	1,222,500	16,680
Maple Leaf Foods	150,473	3,341
Open Text	41,200	2,590
Pan American Silver	95,100	1,658

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Premium Brands Holdings	10,000	$ 474
Quebecor, Cl B	330,500	10,104
Restaurant Brands International	246,700	11,765
Ritchie Bros Auctioneers	419,551	14,613
Rogers Communications, Cl B (A)	286,087	12,242
Royal Bank of Canada	82,600	5,133
Russel Metals	98,700	1,639
SEMAFO *	284,200	1,207
Teck Cominco, Cl B	354,600	5,743
Toronto-Dominion Bank	767,900	34,248
Yamana Gold	1,481,525	5,996

		382,577

Chile — 0.0%
Enersis Americas ADR	230,029	1,916
Enersis Chile ADR	230,029	1,247

		3,163

China — 1.4%
Alibaba Group Holding ADR *(A)	214,985	20,894
Baidu ADR *	102,657	17,562
BYD (A)	1,913,000	13,318
China Life Insurance	10,045,000	24,009
China Petroleum & Chemical	994,000	721
China Telecom	11,410,000	5,899
Dongfeng Motor Group	1,256,000	1,342
NetEase ADR	61,103	12,952
New Oriental Education & Technology Group ADR *	87,966	3,473

		100,170

Colombia — 0.3%
Bancolombia ADR, Cl R (A)	614,773	24,142

Czech Republic — 0.1%
Komercni Banka	299,394	10,116

Denmark — 1.3%
DSV	362,272	17,938
Genmab *	35,245	5,622
H Lundbeck *	58,577	2,337
Novo Nordisk, Cl B	439,226	20,553
Novozymes, Cl B	293,176	12,692
Pandora	101,478	12,604
Vestas Wind Systems	307,527	25,472

		97,218

Finland — 1.2%
Elisa, Cl A	151,110	5,308
Kone, Cl B (A)	336,038	16,860
Neste Oil	448,982	18,672
Nokian Renkaat	100,360	3,618
Orion, Cl B	176,467	6,671
Outokumpu *	157,232	859
Sampo, Cl A	266,435	11,422

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Stora Enso, Cl R	636,974	$ 5,615
Tieto	35,692	1,063
UPM-Kymmene	699,866	14,038

		84,126

France — 4.9%
Atos	261,258	25,667
AXA	1,321,844	27,707
Bureau Veritas	251,926	5,393
Capgemini	121,800	11,848
Cie de Saint-Gobain	443,665	19,429
Compagnie Generale des Etablissements Michelin, Cl B	113,000	11,994
Criteo ADR *(A)	455,501	16,799
Danone	310,717	23,570
Edenred	361,511	7,859
Essilor International	105,429	13,368
Ipsen	9,097	590
Legrand	204,046	12,206
L’Oreal	117,242	22,113
Nexity *	9,580	502
Peugeot *	461,705	6,801
Safran	238,716	16,665
Sanofi-Aventis	252,428	19,418
Societe Generale	365,792	13,300
Sodexo	174,736	20,210
Technicolor	175,215	1,135
Technip	120,170	7,089
Teleperformance	91,408	9,461
Thales	166,025	14,354
TOTAL	726,184	34,576
Valeo	122,177	6,312
Vinci	127,180	9,631

		357,997

Germany — 5.6%

adidas	178,206	29,563
AURELIUS Equity Opportunities & KGaA	9,604	542
BASF	71,072	5,770
Bayer	99,600	10,646
Brenntag	205,613	11,173
CANCOM	12,792	607
Continental	138,317	28,946
Deutsche Boerse	624,803	49,845
Deutsche Euroshop	102,548	4,713
Deutsche Lufthansa	2,804,938	32,630
Deutz	84,126	375
Duerr	32,676	2,758
Evonik Industries	100,729	3,381
Fresenius	76,050	5,541
Gerresheimer	108,871	9,027
Hannover Rueck	56,496	5,764
Henkel	178,434	20,002

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hochtief	106,320	$ 14,275
Infineon Technologies	1,276,391	21,459
Kloeckner *	64,494	906
KUKA	23,380	2,655
Merck KGaA	296,262	31,128
MTU Aero Engines	81,925	8,318
Nordex *	804,940	22,238
OSRAM Licht	15,423	806
Rhoen Klinikum	87,988	2,598
SAP	469,356	41,171
Siemens	181,407	21,629
Software	109,539	4,346
Stada Arzneimittel	153,460	8,228
Suedzucker	106,505	2,777
TUI	367,915	5,122

		408,939

Hong Kong — 4.2%
AIA Group	3,879,600	24,533
Anhui Conch Cement	4,614,000	12,967
Bank of China	59,101,000	26,591
Beijing Enterprises Holdings	1,885,400	10,816
BOC Hong Kong Holdings	7,513,500	26,299
Chaoda Modern Agriculture *	52,790	1
China Construction Bank	33,944,900	25,382
China High Speed Transmission Equipment Group	778,000	716
China Mobile	3,272,100	40,412
CK Hutchison Holdings	1,531,000	19,679
ENN Energy Holdings	2,363,000	13,237
Guangzhou Automobile Group	4,350,000	5,989
Hang Seng Bank	770,900	13,526
Hong Kong Exchanges and Clearing	1,641,671	40,149
Orient Overseas International	2,962,000	10,043
Shanghai Fosun Pharmaceutical Group	555,000	1,610
Tencent Holdings	1,334,517	34,719
Wharf Holdings	82,000	579

		307,248

Hungary — 0.2%
MOL Hungarian Oil & Gas	78,660	4,903
OTP Bank	296,540	7,736

		12,639

India — 0.9%
Bharat Petroleum	1,388,352	12,492
HDFC Bank ADR	350,466	25,111
Hindustan Petroleum	113,841	2,072
ICICI Bank ADR	2,828,535	21,695
Indian Oil	500,350	4,299
Tata Motors	447,757	3,595

		69,264

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Indonesia — 0.9%
Bank Mandiri Persero	15,031,600	$ 12,720
Bank Rakyat Indonesia Persero	19,430,200	17,064
Indofood Sukses Makmur	19,643,500	11,736
Telekomunikasi Indonesia Persero	29,894,500	9,488
Telekomunikasi Indonesia Persero ADR (A)	107,365	6,688
Waskita Karya Persero	22,890,800	4,814

		62,510

Ireland — 1.2%
CRH	341,223	11,534
James Hardie Industries, CDI	1,138,626	18,561
Ryanair Holdings ADR *	354,564	25,745
Shire ADR	65,136	12,192
Smurfit Kappa Group	850,092	20,924

		88,956

Israel — 1.2%
Bank Hapoalim	779,327	4,174
Bank Leumi Le-Israel *	698,545	2,611
Check Point Software Technologies *	287,802	22,086
SodaStream International *(A)	83,655	2,373
Teva Pharmaceutical Industries ADR	1,155,142	58,208

		89,452

Italy — 1.5%
Banca Intesa	6,018,993	14,279
Brembo	72,491	4,227
Buzzi Unicem (A)	174,315	3,700
DiaSorin	6,135	396
Enel	5,062,643	22,317
Exor	257,432	10,565
Italcementi *	1,679,929	19,777
Prysmian	892,613	21,990
Recordati	188,369	5,690
Saras (A)	2,187,265	3,262

		106,203

Japan — 11.1%
Alfresa Holdings	278,700	5,203
Asahi Glass	155,000	986
Bandai Namco Holdings	11,000	301
Bridgestone	619,700	21,299
Calsonic Kansei	823,000	6,469
Canon Marketing Japan	28,800	505
Coca-Cola West	272,100	6,169
CyberAgent	19,100	1,036
Daiichi Sankyo	930,638	21,364
Daikyo	1,610,000	2,553
Daito Trust Construction	162,900	23,994
Daiwa House Industry	659,100	17,023
DCM Holdings	92,200	702
Denso	1,155,400	47,719
FANUC *	68,900	11,744

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fast Retailing	28,400	$ 9,978
Fujitsu	894,000	4,540
Fujitsu General	290,000	5,899
Furukawa Electric	893,000	2,305
Haseko	483,400	4,575
Hazama Ando	610,800	3,407
Hitachi *	2,927,000	14,036
Iida Group Holdings	112,400	2,106
Isuzu Motors	1,932,800	22,246
Itochu	388,100	4,581
Japan Airlines *	489,600	14,896
Japan Exchange Group	1,751,700	27,367
Kao	479,309	24,917
KDDI	1,555,585	45,659
Koito Manufacturing *	149,900	7,137
Konami	166,800	5,894
Kura	19,300	944
Maeda Road Construction	141,000	2,399
Medipal Holdings	584,900	9,251
Megmilk Snow Brand	75,700	2,335
Misawa Homes	54,200	405
Mitsubishi Electric *	1,027,000	13,409
Mitsubishi Gas Chemical	494,000	3,343
Mitsui Sumitomo Insurance Group Holdings	617,200	17,618
Mitsui Trust Holdings	4,922,000	17,621
Mixi *	130,100	4,622
Nichi-iko Pharmaceutical	26,100	461
Nidec	162,200	14,618
Nippo	183,000	3,318
Nippon Suisan Kaisha	353,200	1,482
Nippon Telegraph & Telephone	471,400	20,718
Nissan Motor *	661,800	6,494
Nissan Tokyo Sales Holdings	115,600	264
NTT Data	55,400	2,887
NTT DoCoMo	898,562	22,613
Omron *	849,200	28,817
Otsuka Holdings	14,400	624
Pioneer *	892,000	1,958
Rakuten *	1,525,700	19,234
Recruit Holdings	796,300	30,294
Secom	321,700	24,421
Shimano	107,700	15,660
Shimizu	794,000	7,085
SMC	65,900	18,565
Suzuken	133,290	3,865
T&D Holdings	1,913,700	21,841
Taisei	713,000	5,363
Teijin	390,000	1,455
THK *	1,401,400	27,463
TIS	256,600	6,090
Toho Holdings	134,200	2,609
Tokyo Electric Power Holdings *	1,755,300	7,077

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Toyota Tsusho	628,800	$ 14,384
Trend Micro *	739,100	26,224
Ube Industries	2,233,000	4,059
West Japan Railway	347,400	19,890
Yamazaki Baking	195,000	4,432
Zenkoku Hosho	109,000	4,284

		807,106

Malaysia — 0.3%
Public Bank	2,502,200	12,208
Tenaga Nasional	3,188,100	11,585

		23,793

Mexico — 0.5%
Alfa, Cl A	350,501	568
America Movil ADR, Ser L, Cl L (A)	996,993	11,934
Cemex ADR *	484,731	4,019
Grupo Financiero Banorte, Ser O	3,037,200	16,314

		32,835

Netherlands — 3.7%
ASML Holding	221,500	23,527
BE Semiconductor Industries	12,598	394
Boskalis Westminster	102,282	3,651
Euronext (B)	468,421	19,739
Heineken	266,779	23,800
Heineken Holding	327,752	26,304
ING Groep	2,004,055	25,043
Koninklijke Ahold Delhaize	1,898,658	45,390
Koninklijke DSM	314,646	21,899
Koninklijke Philips	526,777	15,278
Koninklijke Vopak	205,700	10,415
NN Group	149,160	4,431
Randstad Holding	331,852	15,625
Unilever	765,298	35,044
Wolters Kluwer	76,659	3,212

		273,752

Norway — 1.5%
DnB	1,999,351	24,281
Marine Harvest	263,440	4,068
Norsk Hydro	3,474,230	14,753
Statoil	1,758,749	27,791
Statoil ADR (A)	1,078,357	16,876
Telenor	1,345,235	23,466

		111,235

Panama — 0.2%
Copa Holdings, Cl A (A)	146,197	11,174

Peru — 0.4%
Credicorp	208,900	32,731

Poland — 0.1%
Polski Koncern Naftowy ORLEN	399,509	6,639

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Portugal — 0.4%
Galp Energia, Cl B	1,509,032	$ 21,900
Jeronimo Martins	389,639	6,277

		28,177

Qatar — 0.1%
Barwa Real Estate	381,136	3,820

Russia — 1.2%
Gazprom PJSC ADR	601,219	2,432
Lukoil PJSC ADR (A)	977,467	43,739
Magnit GDR	260,046	10,256
Rosneft PJSC GDR	1,765,456	9,225
Sberbank of Russia PJSC ADR	1,261,026	11,459
Yandex, Cl A *	546,304	12,041

		89,152

Singapore — 0.9%
DBS Group Holdings	2,364,900	26,011
Singapore Airlines	152,200	1,173
Singapore Exchange	228,300	1,266
United Overseas Bank	1,266,210	16,733
United Overseas Bank ADR	727,900	19,155

		64,338

South Africa — 1.4%
Anglo American Platinum *	42,193	1,134
Brait *(A)	187,755	1,486
Clicks Group	102,539	844
FirstRand	987,843	2,959
Gold Fields ADR (A)	557,758	2,805
Harmony Gold Mining ADR (A)	287,764	1,016
Investec	527,152	3,092
JSE	22,525	239
Kumba Iron Ore *(A)	242,541	2,206
Liberty Holdings	86,627	664
MMI Holdings	523,004	802
Naspers, Cl N	256,094	41,875
Sappi *	113,773	560
Sasol	259,062	6,517
Sasol ADR	764,900	19,321
Sibanye Gold	1,939,608	7,518
SPAR Group	68,327	892
Standard Bank Group	512,503	4,637
Telkom	1,328,263	5,489

		104,056

South Korea — 3.9%
Hyundai Mobis	83,897	19,601
Kia Motors	63,159	2,376
Korea Electric Power	142,583	7,417
Korea Electric Power ADR	1,269,911	32,840
Korea Petrochemical Industries	11,460	2,009
KT ADR	63,289	983
LG Chemical	6,384	1,549

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LG Electronics	110,709	$ 5,113
LG.Philips LCD	598,418	16,128
Lotte Chemical	8,198	1,971
NAVER	46,201	35,013
POSCO	8,719	1,806
Samsung Electronics	81,242	118,038
SK Hynix	252,664	8,260
SK Innovation	26,906	3,511
SK Telecom	56,508	11,073
SK Telecom ADR	861,505	18,695
S-Oil	25,045	1,588

		287,971

Spain — 1.5%
ACS Actividades Construcciones y Servicios	487,260	13,787
Amadeus IT Group, Cl A	917,306	42,087
Banco Bilbao Vizcaya Argentaria	2,435,160	15,128
Bankinter	1,745,318	12,783
Industria de Diseno Textil	658,495	23,296
Mediaset Espana Comunicacion	301,370	3,627

		110,708

Sweden — 2.1%
Atlas Copco, Cl B	974,558	25,012
BillerudKorsnas	288,379	4,913
Boliden	84,482	1,786
Electrolux, Cl B	259,436	6,746
Getinge, Cl B	994,271	19,362
Mycronic	52,291	620
Nordea Bank	2,096,500	20,462
Skanska, Cl B	274,530	6,009
Svenska Cellulosa ADR	388,100	11,913
Svenska Cellulosa, Cl B	141,158	4,330
Svenska Handelsbanken, Cl A	1,951,344	25,143
Telefonaktiebolaget LM Ericsson, Cl B	2,528,708	18,001
Volvo, Cl B	729,112	7,826

		152,123

Switzerland — 4.2%
Actelion	201,996	33,654
Cie Financiere Richemont (A)	485,236	27,977
Credit Suisse Group ADR (A)	1,124,722	14,666
Forbo Holding	2,111	2,903
Galenica	9,507	11,040
Georg Fischer	6,575	5,293
Givaudan	10,047	20,788
Holcim	214,379	11,378
Julius Baer Group	16,155	678
Logitech International	37,856	794
Lonza Group	150,085	28,473
Nestle	462,378	36,847
Novartis ADR (A)	346,289	27,277
Roche Holding	120,757	29,472

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SGS	3,383	$ 7,441
Swiss Life Holding	78,150	19,566
Swiss Re	128,017	10,814
Transocean *	86,155	834
Wolseley	312,838	17,946

		307,841

Taiwan — 3.4%
Advanced Semiconductor Engineering	14,061,000	17,282
AU Optronics	12,408,000	4,888
Bizlink Holding	830,000	4,865
Chunghwa Telecom	7,372,399	26,487
Elite Material	174,000	475
Fubon Financial Holding	7,689,949	10,882
Hon Hai Precision Industry	16,390,708	45,457
Hon Hai Precision Industry GDR	1,748,259	9,528
Innolux, Cl A	15,521,544	5,479
Lite-On Technology	498,475	754
Pegatron	4,156,000	10,046
Taiwan PCB Techvest	451,000	451
Taiwan Semiconductor Manufacturing	5,565,000	30,868
Taiwan Semiconductor Manufacturing ADR	2,740,744	78,769
United Microelectronics	3,643,000	1,320
United Microelectronics ADR (A)	1,211,600	2,254

		249,805

Thailand — 0.6%
Charoen Pokphand Foods	4,336,400	4,071
Fabrinet *	596,052	23,139
IRPC	10,193,800	1,425
Sansiri	8,769,900	469
Siam Cement NVDR, NVDR	517,000	7,916
Thai Oil	1,090,000	2,228
Thanachart Capital	1,205,600	1,393

		40,641

Turkey — 0.7%
Akbank	6,075,928	16,057
Arcelik	89,601	641
KOC Holding ADR	498,950	10,802
Petkim Petrokimya Holding	1,972,827	3,060
Turkiye Garanti Bankasi	1,168,892	3,014
Turkiye Halk Bankasi	770,239	2,311
Turkiye Is Bankasi, Cl C	4,938,720	8,028
Turkiye Vakiflar Bankasi Tao, Cl D	5,790,190	8,512
Yapi ve Kredi Bankasi *	1,497,366	1,842

		54,267

United Arab Emirates — 0.3%
Aldar Properties PJSC	807,235	607
Dubai Islamic Bank	13,945,717	20,730

		21,337

United Kingdom — 13.6%
3i Group	259,987	2,093

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Abcam	78,010	$ 741
Aggreko	114,708	1,531
ARM Holdings	1,778,722	39,510
ASOS *	139,251	8,262
Associated British Foods	364,512	14,518
AstraZeneca	578,078	37,167
Axis Bank GDR	458,126	20,616
Babcock International Group	47,403	649
BAE Systems ADR (A)	819,500	23,180
Barclays	11,757,212	26,524
Berendsen PLC	39,996	642
BP PLC ADR	384,265	13,011
British American Tobacco	385,340	23,846
Burberry Group	518,946	8,863
Capita	984,107	13,340
Carnival	207,900	9,949
Centrica	3,565,784	10,863
Compass Group	590,751	11,157
CRH	582,365	19,564
Debenhams	1,592,681	1,264
Diageo	1,011,281	27,927
Dialog Semiconductor *	130,056	4,553
Direct Line Insurance Group	4,161,390	20,111
Domino’s Pizza Group	506,480	2,380
Experian	923,108	18,304
GlaxoSmithKline	257,380	5,525
Glencore *	3,124,219	7,122
Greggs	26,619	362
Halma	410,031	5,692
Hargreaves Lansdown	689,508	11,938
Hiscox	25,585	350
Howden Joinery Group	1,685,032	10,072
HSBC Holdings	2,986,588	22,073
Imperial Brands	658,563	34,445
Inchcape	174,091	1,599
Indivior	1,013,652	4,176
Investec	447,508	2,642
ITV	14,995,841	39,418
JD Sports Fashion	47,102	797
John Wood Group	384,032	3,503
Kingfisher	7,813,679	37,977
Lloyds Banking Group	24,929,037	19,377
London Stock Exchange Group	537,817	19,406
Man Group	320,390	456
Mondi	534,025	10,834
National Grid	93,857	1,286
Persimmon	790,852	18,893
Prudential	928,199	16,576
QinetiQ	967,075	2,919
Reckitt Benckiser Group	283,510	27,307
Rentokil Initial	498,152	1,396
Rightmove	11,157	599

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rio Tinto	1,233,280	$ 37,166
Rio Tinto ADR (A)	465,723	14,051
Rolls-Royce Holdings	803,346	8,102
Royal Dutch Shell, Cl A	2,739,370	67,167
Royal Dutch Shell, Cl A (GBP)	120,089	2,927
Royal Dutch Shell ADR, Cl A	435,300	21,286
Sage Group	41,932	398
Schroders	62,782	2,289
Shire	1,206,862	75,254
SSE	147,624	2,908
St. James’s Place	925,337	11,901
Tate & Lyle	196,882	1,891
Tullow Oil *(A)	1,588,442	4,533
Vodafone Group	16,275,888	48,996
WPP	1,139,447	26,205

		992,379

United States — 3.2%
Alexion Pharmaceuticals *	80,408	10,120
Carnival, Cl A	573,380	27,407
Coca-Cola European Partners	278,400	10,705
Core Laboratories (A)	264,870	29,607
Estee Lauder, Cl A	170,604	15,223
Everest Re Group	119,766	23,160
ICON *	735,103	56,448
International Game Technology	68,063	1,554
Liberty Global, Cl A *	422,324	13,367
Open Text	199,600	12,539
Patheon *	12,349	346
PriceSmart	115,660	9,661
Richmont Mines *	60,387	507
Taro Pharmaceuticals Industries *(A)	26,032	3,296
TripAdvisor *	273,598	16,689

		230,629

Total Common Stock (Cost $6,464,385) ($ Thousands)		6,874,101

EXCHANGE TRADED FUNDS — 0.8%

United States — 0.8%
iShares MSCI EAFE ETF	743,553	43,386
iShares MSCI Emerging Markets Index Fund	365,262	13,343

Total Exchange Traded Funds (Cost $55,426) ($ Thousands)		56,729

PREFERRED STOCK — 0.3%

Brazil — 0.3%
Banco Bradesco *	693,808	6,232
Cia Energetica de Minas Gerais	645,654	1,749
Gerdau	436,400	1,225

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Itau Unibanco Holding	330,950	$ 3,661
Itau Unibanco Holding ADR	854,294	9,466
Metalurgica Gerdau	878,200	1,013
Telefonica Brasil	199,400	2,986

Total Preferred Stock (Cost $33,148) ($ Thousands)		26,332

AFFILIATED PARTNERSHIP — 3.1%
SEI Liquidity Fund, L.P.
0.410% **†(C)	227,224,756	227,225

Total Affiliated Partnership (Cost $227,225) ($ Thousands)		227,225

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.000%, 10/20/2016 (D)(E)	$ 14,200	14,196

Total U.S. Treasury Obligation (Cost $14,195) ($ Thousands)		14,196

	Shares

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **†	150,474,737	150,475

Total Cash Equivalent

(Cost $150,475) ($ Thousands)		150,475

Total Investments — 100.6% (Cost $6,944,854) ($ Thousands)		$ 7,349,058

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

World Equity Ex-US Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

DJ Euro Stoxx 50 Index	1,769	Sep-2016	$2,334
FTSE 100 Index	465	Sep-2016	908
Hang Seng Index	53	Sep-2016	21
S&P TSX 60 Index	147	Sep-2016	537
SPI 200 Index	128	Sep-2016	(285)
Topix Index	305	Sep-2016	1,444

			$4,959

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $7,302,202 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at August 31, 2016. The total market value of securities on loan at August 31, 2016 was $216,652 ($ Thousands).
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2016, the value of these securities amounted to $19,739 ($ Thousands), 0.3% representing of the net assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2016 was $227,225 ($ Thousands).
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(E)	The rate reported is the effective yield at time of purchase.

@ At August 31, 2016, the tax basis cost of the Fund’s investments was $6,944,854 ($ Thousands), and the unrealized appreciation and depreciation were $849,154 ($ Thousands) and ($444,950) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

EAFE — Europe, Australasia and Far East

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$6,874,101	$–	$–	$6,874,101
Exchange Traded Funds	56,729	–	–	56,729
Preferred Stock	26,332	–	–	26,332
U.S. Treasury Obligation	–	14,196	–	14,196
Affiliated Partnership	–	227,225	–	227,225
Cash Equivalent	150,475	–	–	150,475

Total Investments in Securities	$7,107,637	$241,421	$–	$7,349,058

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$5,244	$—	$—	$5,244
Unrealized Depreciation	(285)	—	—	(285)

Total Other Financial Instruments	$4,959	$—	$—	$4,959

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

World Equity Ex-US Fund (Concluded)

The following is a summary of transactions with affiliates for the period ended August 31, 2016 ($ Thousands).

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Value 8/31/2016	Dividend Income

SEI Liquidity Fund, L.P.	$ 362,212	$ 588,644	$ (723,631)	$ 227,225	$ 1,129
SEI Daily Income Trust, Prime Obligation Fund, Class A	197,215	129,125	(326,340)	—	22
SEI Daily Income Trust, Government Fund, Class A	—	448,686	(298,211)	150,475	68

Totals	$ 559,427	$ 1,166,455	$ (1,348,182)	$ 377,700	$ 1,219

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.5%
Argentina — 0.6%
MercadoLibre	2,936	$ 505
Ternium ADR	1,099	22

		527

Australia — 3.4%
Australia & New Zealand Banking Group	7,337	148
Bellamy’s Australia	7,690	76
BGP Holdings *	4,500	–
BHP Billiton ADR	6,689	201
BlueScope Steel	27,480	180
Brambles	30,059	278
Cochlear	6,093	645
Commonwealth Bank of Australia	9,235	498
Goodman Group ‡	23,830	136
MACA	36,820	49
Newcrest Mining	9,903	165
Northern Star Resources	22,747	69
Objective Corporation	5,533	8
Rio Tinto	3,286	118
SEEK	7,478	90
Service Stream	8,799	7
Telstra	73,069	289
Watpac *	3,246	2
Westpac Banking	2,359	52

		3,011

Austria — 2.1%
Conwert Immobilien Invest *	18,963	332
Erste Group Bank *	16,916	474
Kapsch TrafficCom	3,230	144
OMV	8,837	247
Porr Ag	2,082	66
Schoeller-Bleckmann Oilfield Equipment	4,542	263
Strabag	1,092	35
Voestalpine	10,184	337
Wienerberger	1,053	17

		1,915

Belgium — 0.1%
Colruyt	1,970	108
Sioen Industries	210	6

		114

Brazil — 1.0%
Banco Bradesco ADR *	32,107	287
Banco do Brasil	19,130	137
BM&F Bovespa *	4,500	25
Cia Vale do Rio Doce *	16,289	86
Qualicorp	46,100	321

		856

Canada — 5.9%
Bank of Montreal	4,400	292
Bird Construction	13,100	114

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Black Diamond Group	7,400	$ 25
Canadian Natural Resources	2,500	78
Chorus Aviation	2,740	12
Cogeco	2,982	115
Constellation Software	550	240
Delphi Energy *	3,956	3
Dorel Industries, Cl B	8,600	245
Fairfax Financial Holdings	840	475
Genworth MI Canada	3,320	87
Granite Oil	535	3
High Arctic Energy Services	10,800	30
High Liner Foods	8,383	158
Indigo Books & Music *	162	2
Lucara Diamond	110,400	303
Magna International, Cl A	9,360	377
Manulife Financial	11,700	159
Medical Facilities	4,000	62
North American Energy Partners	908	2
Restaurant Brands International	4,862	232
Ritchie Bros Auctioneers	8,935	311
Rocky Mountain Dealerships	3,500	24
Rogers Communications, Cl B	5,930	254
Royal Bank of Canada	8,200	510
Savanna Energy Services *	14,600	16
Strad Energy Services *	14,708	18
Stuart Olson	14,600	68
Supremex	13,600	54
Teck Cominco, Cl B	5,000	81
Toronto-Dominion Bank	10,400	464
Transat AT *	31,800	157
Transcontinental, Cl A	10,500	154
Vecima Networks	500	4
WestJet Airlines	235	4
Yellow Pages *	10,533	150
ZCL Composites	700	5

		5,288

Chile — 0.0%
Embotelladora Andina ADR, Cl B	562	12
Enersis Chile ADR	2,614	14

		26

China — 1.9%
Alibaba Group Holding ADR *	4,611	448
Baidu ADR *	1,959	335
BYD	39,500	275
China Finance Online ADR *	6,486	27
China Life Insurance	207,000	495
China Telecom	8,000	4
NetEase ADR	690	146

		1,730

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Colombia — 0.5%
Bancolombia ADR, Cl R	8,414	$ 331
Ecopetrol ADR *	16,056	142

		473

Czech Republic — 0.2%
Komercni Banka	5,935	200
Unipetrol	895	7

		207

Denmark — 1.6%
Columbus	42,579	71
DSV	6,302	312
Genmab *	872	139
Novo Nordisk, Cl B	8,800	412
Novozymes, Cl B	5,541	240
Pandora	2,220	276

		1,450

Finland — 1.5%
Atria, Cl A	10,693	107
Elisa, Cl A	3,750	132
Kone, Cl B	6,009	302
Lemminkainen	365	6
Neste Oil	7,029	292
Nokian Renkaat	2,490	90
Orion, Cl B	138	5
Sampo, Cl A	5,004	215
UPM-Kymmene	10,940	219

		1,368

France — 5.3%
Altamir	3,132	38
Boiron	670	62
Burelle	77	72
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	144	4
Cegedim *	1,460	42
Credit Agricole Loire Haute-Loire	140	11
Credit Agricole Toulouse	315	31
Derichebourg	31,217	94
Edenred	6,813	148
Essilor International	1,940	246
Esso Francaise *	450	19
Flamel Technologies ADR *	3,527	47
Fleury Michon	329	21
Groupe Fnac *	373	24
Groupe Open	2,777	59
Groupe Partouche *	1,180	48
HighCo	1,079	13
Ipsen	2,948	191
LafargeHolcim	267	14
Lectra	8,926	156
Legrand	3,928	235

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Linedata	536	$ 23
Mersen	608	12
PCAS	8,453	94
Peugeot *	6,602	97
Plastivaloire	1,513	166
PSB Industries	59	3
Safran	4,948	345
Sanofi-Aventis	5,213	401
Savencia	79	5
Societe Generale	7,583	276
Sodexo	3,634	420
Synergie	2,610	87
Thales	2,460	213
TOTAL	7,790	371
UBISOFT Entertainment *	9,201	359
Vetoquinol	324	15
Vinci	3,150	238

		4,700

Germany — 3.8%
Adesso	169	6
Allianz	2,069	308
AUDI	37	26
BASF	1,470	119
Brenntag	3,779	205
CENTROTEC Sustainable	477	8
Constantin Medien *	17,806	42
Continental	2,802	586
CropEnergies	4,408	24
Deutsche Boerse	4,877	389
Eckert & Ziegler	3,804	91
Fresenius	1,890	138
FRoSTA	447	28
H&R GmbH & KGaA *	1,379	29
Highlight Communications	5,433	33
Hypoport *	447	39
Koenig & Bauer *	769	38
KUKA	580	66
Leifheit	72	5
Mensch und Maschine Software	3,238	46
Merck KGaA	3,466	364
MPC Muenchmeyer Petersen Capital *	1,356	11
MPH Mittelstaendische Pharma Holding	2,368	7
MTU Aero Engines	1,590	161
Muehlbauer Holding	638	27
Paul Hartmann	49	22
SAP	4,181	367
Schloss Wachenheim	625	11
Siemens	536	64
VERBIO Vereinigte BioEnergie	29,159	168

		3,428

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hong Kong — 3.2%
1010 Printing Group	158,180	$ 25
Anhui Conch Cement	95,500	268
Bank of China	54,000	24
China Construction Bank	528,000	395
China Mobile	33,500	414
Dynam Japan Holdings	22,400	33
EcoGreen International Group	488,400	94
Guangzhou Automobile Group	108,000	149
Hang Seng Bank	14,700	258
Hong Kong Exchanges and Clearing	15,300	374
Industrial & Commercial Bank of China	133,000	85
Luen Thai Holdings	39,000	6
Niraku GC Holdings	208,000	20
Orient Overseas International	61,500	208
Shanghai Fosun Pharmaceutical Group	11,500	33
Sun Hung Kai Properties	8,000	113
Tencent Holdings	12,400	323
Wing On International	6,111	18

		2,840

Hungary — 0.2%
OTP Bank	7,340	191

India — 1.4%
HDFC Bank ADR	7,406	531
ICICI Bank ADR	58,826	451
Tata Motors ADR	7,060	288

		1,270

Indonesia — 1.0%
Bank Rakyat Indonesia Persero	98,100	86
Indo Tambangraya Megah	111,600	96
Indofood Sukses Makmur	398,900	238
Japfa Comfeed Indonesia	954,900	122
Samudera Indonesia	4,200	2
Telekomunikasi Indonesia Persero	664,100	211
Waskita Karya Persero	570,800	120

		875

Ireland — 0.9%
James Hardie Industries, CDI	21,563	351
Ryanair Holdings ADR *	6,690	486

		837

Israel — 1.0%
Ceragon Networks *	5,179	12
Electra Consumer Products 1970 *	5,621	83
Knafaim Holdings	3,989	36
Meitav DS Investments	6,724	28
Tadiran Holdings	9,468	260
Teva Pharmaceutical Industries ADR	8,766	442

		861

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Italy — 0.8%
Brembo	1,045	$ 61
Buzzi Unicem	4,315	92
Danieli & C Officine Meccaniche	145	3
DeA Capital *	22,706	27
Fiat Chrysler Automobiles *	15,600	108
Prysmian	18,503	456
Rizzoli Corriere Della Sera Mediagroup *	1,056	1
Servizi Italia	332	1

		749

Japan — 9.6%
Aichi Bank	200	9
Arata	1,800	37
AT-Group	4,000	89
Axyz	200	3
BML	3,000	74
Central Japan Railway	300	49
CK-San-Etsu	700	8
Computer Engineering & Consulting	6,900	107
Daiichi Sankyo	4,300	99
Daito Trust Construction	300	44
Daiwa House Industry	5,500	142
Denso	23,600	975
FANUC *	1,400	239
Fast Retailing	600	211
Fujitsu	40,000	203
Haseko	12,000	114
Hitachi *	61,000	293
Hokuriku Gas	7,000	17
Itochu	9,600	113
Japan Exchange Group	33,300	520
Japan Post Holdings	8,400	110
Kamei	5,700	46
Kao	1,500	78
Kawasumi Laboratories	900	5
Keihanshin Building	4,100	21
Keiyo Gas	1,000	4
Kita-Nippon Bank	1,200	32
Koito Manufacturing *	3,700	176
Marukyo	2,000	19
Maruzen	5,000	48
Megmilk Snow Brand	1,700	52
Mitsubishi Gas Chemical	12,000	81
Mitsui Sumitomo Insurance Group Holdings	12,600	360
Mitsui Trust Holdings	89,000	319
Mixi *	2,400	85
Nafco	1,100	17
Nidec	3,100	279
Nihon Dengi	1,300	21
Nihon Eslead	1,400	14
Nippon Telegraph & Telephone	8,370	368

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nissan Motor *	16,400	$ 161
NTT DoCoMo	10,900	274
Otsuka Holdings	5,200	225
PAPYLESS	600	12
Rakuten *	29,100	367
Secom	6,700	509
Shimano	2,000	291
Shimizu	20,000	178
SMC	1,300	366
Taisei	18,000	135
T-Gaia	3,000	41
Tomoku	6,000	16
Toyota Motor *	8,100	488
Yamae Hisano	600	6
Zenkoku Hosho	1,400	55

		8,605

Malaysia — 0.4%
Allianz Malaysia	14,500	36
Dutch Lady Milk Industries	800	12
Malaysian Pacific Industries	10,700	20
Padini Holdings	108,200	75
Petron Malaysia Refining & Marketing	38,100	40
Public Bank	8,600	42
Tenaga Nasional	25,000	91

		316

Mexico — 0.6%
Bio Pappel *	18,819	26
Cemex ADR *	17,675	146
Cia Minera Autlan *	18,990	7
Grupo Financiero Banorte, Ser O	62,800	337
Rassini, Ser CP	8,586	40

		556

Netherlands — 2.1%
AMG Advanced Metallurgical Group	5,451	107
BE Semiconductor Industries	1,150	36
DOCdata	492	–
Heineken Holding	4,800	385
Kendrion	985	28
Nederland Apparatenfabriek	519	18
NN Group	3,700	110
SNS Reaal *	1,762	–
Unilever	26,375	1,208

		1,892

New Zealand — 0.2%
New Zealand Oil & Gas	20,177	8
Scales	10,857	25
Z Energy	17,342	107

		140

Norway — 1.7%
Aker, Cl A	2,025	63

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DnB	41,581	$ 505
Marine Harvest	6,530	101
Norsk Hydro	72,018	306
Selvaag Bolig	4,994	24
Statoil	9,690	153
Statoil ADR	22,427	351

		1,503

Panama — 0.2%
Copa Holdings, Cl A	2,818	215

Peru — 0.4%
Credicorp	2,003	314
Empresa Siderurgica del Peru SAA *	50,198	6

		320

Philippines — 0.1%
Cebu Air	2,290	6
Top Frontier Investment Holdings *	8,700	40

		46

Poland — 0.2%
Polski Koncern Naftowy ORLEN	7,954	132
Stalprodukt	187	20

		152

Portugal — 0.4%
Galp Energia, Cl B	11,514	167
Jeronimo Martins	9,000	145
Sonae Capital SGPS	11,372	8

		320

Qatar — 0.2%
Ooredoo QSC	7,839	221

Russia — 1.6%
Lukoil PJSC ADR	3,820	171
Magnit GDR	1,002	39
Magnit PJSC GDR	4,122	162
Rosneft PJSC GDR	76,108	398
Sberbank of Russia PJSC ADR	42,829	389
Yandex, Cl A *	10,557	233

		1,392

Singapore — 1.2%
Boustead Singapore	107,700	61
CSE Global	56,000	18
DBS Group Holdings	37,400	411
Dutech Holdings	25,900	9
Frencken Group	11,600	2
Golden Agri-Resources	8,000	2
Hong Leong Finance	10,400	17
NatSteel	8,500	9
New Toyo International Holdings	23,200	4
QAF	6,792	6
United Industrial	110,000	220

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Overseas Bank	24,800	$ 328

		1,087

South Africa — 1.8%
Alexander Forbes Group Holdings	92,870	43
Brait *	9,462	75
FirstRand	10,320	31
Gold Fields ADR	15,722	79
Harmony Gold Mining ADR	13,267	47
Kumba Iron Ore *	6,005	54
Naspers, Cl N	4,831	790
RCL Foods	16,799	16
Sibanye Gold	40,260	156
Standard Bank Group	21,337	193
Telkom	29,987	124

		1,608

South Korea — 4.2%
Hyundai Mobis	1,739	406
Korea Electric Power	4,514	235
Korea Petrochemical Industries	280	49
LG.Philips LCD	510	14
NAVER	387	293
Samsung Electronics	1,584	2,302
SK Hynix	6,309	206
SK Telecom	1,088	213

		3,718

Spain — 1.8%
ACS Actividades Construcciones y Servicios	6,092	173
Amadeus IT Group, Cl A	15,768	724
Bankinter	33,057	242
Iberpapel Gestion	431	9
Industria de Diseno Textil	12,785	452

		1,600

Sweden — 2.9%
Atlas Copco, Cl A	8,824	250
Atlas Copco, Cl B	18,313	470
Biotage	68,876	296
Catella	18,486	48
Getinge, Cl B	19,739	384
KappAhl	18,021	90
Proact IT Group	1,997	30
Probi	442	18
Skanska, Cl B	6,810	149
Svenska Cellulosa, Cl B	1,805	55
Svenska Handelsbanken, Cl A	37,335	481
Vitrolife	2,525	141
Volvo, Cl B	14,666	158

		2,570

Switzerland — 4.1%
ABB	4,608	100
Bachem Holding, Cl B	280	25

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cie Financiere Richemont	3,719	$ 214
Credit Suisse Group ADR	23,314	304
Goldbach Group	1,151	34
Holcim	3,758	199
Looser Holding	259	20
Metall Zug	12	37
Nestle	10,287	820
Novartis ADR	7,202	567
Roche Holding	2,511	613
SGS	118	260
Swiss Life Holding	31	8
Swiss Re	1,470	124
Wolseley	5,867	337

		3,662

Taiwan — 4.4%
Advanced Semiconductor Engineering	291,000	358
Bizlink Holding	19,000	111
Chunghwa Telecom	31,000	111
Hon Hai Precision Industry	263,101	730
Hon Hai Precision Industry GDR	59,928	327
Pegatron	3,633	9
Taiwan Semiconductor Manufacturing	134,000	743
Taiwan Semiconductor Manufacturing ADR	52,810	1,518

		3,907

Thailand — 0.9%
Charoen Pokphand Foods	107,500	101
Esso Thailand *	72,100	13
PTT	29,700	299
Siam Cement	14,300	219
Siam Cement NVDR, NVDR	12,850	197

		829

Turkey — 0.8%
Akbank	164,805	435
Turkiye Garanti Bankasi	93,697	242
Turkiye Is Bankasi, Cl C	3,001	5

		682

United Kingdom — 12.2%
3i Group	874	7
ARM Holdings	33,617	747
ASOS *	2,764	164
Associated British Foods	8,751	348
AstraZeneca	6,447	414
Barclays	243,222	549
Beazley	33,628	172
BHP Billiton	194	2
BP	21,255	119
BP PLC ADR	7,884	267
British American Tobacco	12,063	746
Burberry Group	8,863	151
Capita	19,045	258

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cenkos Securities	5,511	$ 9
Character Group	4,317	29
CML Microsystems	475	2
Coats Group *	23,012	9
Compass Group	10,230	193
Computacenter	6,818	65
CRH	11,098	373
Dechra Pharmaceuticals	610	10
Diageo	21,032	581
Domino’s Pizza Group	12,540	59
Eco Animal Health Group	1,679	10
entu UK	42	–
Evraz *	14,693	25
Experian	17,602	349
Games Workshop Group	1,198	8
Gem Diamonds	5,298	9
GlaxoSmithKline	6,380	137
Glencore *	151,684	346
Halma	10,200	142
Hargreaves Lansdown	13,025	225
Hargreaves Services	316	1
Howden Joinery Group	32,127	192
HSBC Holdings	96,223	711
Imperial Brands	4,430	232
Indivior	17,994	74
ITV	165,634	435
Lonmin *	2,210	6
Morgan Sindall	1,725	17
NWF Group *	16,320	35
Premier Oil *	50,269	48
Prudential	17,710	316
Reckitt Benckiser Group	1,590	153
Rio Tinto	10,792	325
Rio Tinto ADR	9,654	291
Rolls-Royce Holdings	12,794	129
Shire	16,871	1,052
Sky	271	3
St. James’s Place	16,271	209
Tullett Prebon	1,924	10
Tullow Oil *	33,157	95
Vodafone Group ADR	289	9
WPP	1,599	37

		10,905

United States — 3.1%
Carnival, Cl A	11,882	568
Core Laboratories	5,481	613
Everest Re Group	2,478	479
ICON *	11,554	887
PriceSmart	2,183	182

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TransGlobe Energy *	19,916	$ 37

		2,766

Total Common Stock (Cost $79,137) ($ Thousands)		81,728

EXCHANGE TRADED FUNDS — 1.3%

United States — 1.3%
iShares MSCI EAFE ETF	15,366	896
iShares MSCI Emerging Markets Index Fund	7,574	277

Total Exchange Traded Funds (Cost $1,146) ($ Thousands)		1,173

PREFERRED STOCK — 1.0%

Brazil — 0.9%
Alpargatas	17,639	56
Banco Bradesco *	41,448	372
Centrais Eletricas Santa Catarina	8,800	38
Itau Unibanco Holding	8,181	91
Itau Unibanco Holding ADR	17,252	191
Metalurgica Gerdau	30,400	35
Vale, Cl A *	11,000	49

		832

Germany — 0.1%
Einhell Germany	165	7
KSB	168	68
Westag & Getalit	305	7

		82

Total Preferred Stock (Cost $1,038) ($ Thousands)		914

	Number of Rights

RIGHTS — 0.0%

Italy — 0.0%
UnipolSai, Cl A *‡‡	63,532	–

Total Rights (Cost $—) ($ Thousands)		–

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 1.6%
U.S. Treasury Bills
0.000%, 10/20/2016 (A)(B)	$1,450	1,450

Total U.S. Treasury Obligation (Cost $1,450) ($ Thousands)		1,450

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Screened World Equity Ex-US Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **†	2,830,687	$2,831

Total Cash Equivalent (Cost $2,831) ($ Thousands)		2,831

Total Investments — 98.6% (Cost $85,602) ($ Thousands) @		$88,096

A list of the open futures contracts held by the Fund at August 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

DJ Euro Stoxx 50 Index	30	Sep-2016	$20
FTSE 100 Index	7	Sep-2016	(6)
Hang Seng Index	1	Sep-2016	—
S&P TSX 60 Index	3	Sep-2016	(1)
SPI 200 Index	1	Sep-2016	(2)
Topix Index	6	Sep-2016	15

			$26

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $89,373 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

@ At August 31, 2016, the tax basis cost of the Fund’s investment was $85,602 ($ Thousands), and the unrealized appreciation and depreciation were $9,188 ($ Thousands) and $(6,694) ($ Thousands), respectively.

ADR — American Depositary Receipt

CDI — Average One-Day Interbank Deposit Rate

Cl — Class

DJ — Dow Jones

EAFE — Europe, Australasia and Far East

EUR — Euro

FTSE — Financial Times and Stock Exchange

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

S&P— Standard & Poor’s

Ser — Series

SPI — Share Price Index

TSX— Toronto Stock Exchange

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$81,703	$25	$—	$81,728
U.S. Treasury Obligation	—	1,450	—	1,450
Exchange Traded Funds	1,173	—	—	1,173
Preferred Stock	914	—	—	914
Rights	—	—	—	—
Cash Equivalent	2,831	—	—	2,831

Total Investments in Securities	$86,621	$1,475	$—	$88,096

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$35	$—	$—	$35
Unrealized Depreciation	(9)	—	—	(9)

Total Other Financial Instruments	$26	$—	$—	$26

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of transactions with affiliates for the period ended August 31, 2016 ($ Thousands).

Security Description	Value 05/31/16	Purchases at Cost	Proceeds from Sales	Value 08/31/16	Dividend Income

SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 2,084	$ —	$ (2,084)	$ —	$ —
SEI Daily Income Trust, Government Fund, Class A	—	4,848	(2,017)	2,831	1

Totals	$ 2,084	$ 4,848	$ (4,101)	$ 2,831	$ 1

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 84.5%
Argentina — 2.5%
Arcos Dorados Holdings, Cl A *	176,987	$ 853
Banco Macro ADR	25,470	1,995
Grupo Clarin GDR, Cl B	60,800	1,277
Grupo Financiero Galicia ADR	205,192	6,107
MercadoLibre	57,461	9,883
Pampa Energia ADR *	81,108	2,032
Telecom Argentina ADR	59,300	1,046
Transportadora de Gas del Sur ADR	96,200	580
YPF ADR	134,470	2,285

		26,058

Bangladesh — 0.4%
BRAC Bank	2,006,670	1,558
Envoy Textiles	771,287	360
GrameenPhone	413,070	1,390
Square Pharmaceuticals *	318,180	1,064

		4,372

Botswana — 0.0%
Sechaba Breweries Holdings	116,590	309

Brazil — 3.8%
Ambev	267,600	1,580
Ambev ADR	1,293,521	7,671
Banco do Brasil	543,000	3,899
BM&F Bovespa	130,100	720
BRF - Brasil Foods	29,300	488
BTG Pactual Group	290,000	1,528
Cosan, Cl A	309,849	2,181
Cosan Industria e Comercio (Brazil)	83,900	976
EcoRodovias Infraestrutura e Logistica *	309,300	800
Embraer ADR	38,410	676
Even Construtora e Incorporadora	529,100	679
JBS	604,200	2,326
Lojas Renner	259,729	2,064
Mahle-Metal Leve	48,000	349
Petroleo Brasileiro ADR, Cl A *	214,500	1,695
Porto Seguro	75,100	641
Qualicorp	187,700	1,308
Raia Drogasil	344,865	6,340
Smiles	63,300	981
TOTVS	38,200	354
Ultrapar Participacoes	45,300	1,037
Via Varejo	409,400	784
WEG	69,400	352

		39,429

Canada — 0.9%
Africa Oil *	809,313	1,244
First Quantum Minerals	283,060	2,145
Gran Tierra Energy *	1,378,166	3,842
Guyana Goldfields *	102,927	646

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Parex Resources *	103,500	$ 1,224

		9,101

Chile — 0.6%
Banco de Chile	4,323,141	480
Banco Santander Chile	13,843,205	730
Forus	398,190	1,431
Parque Arauco	949,702	2,141
SONDA	264,442	474
Vina Concha y Toro	518,110	862

		6,118

China — 6.1%
Agricultural Bank of China	4,348,000	1,788
Air China	1,082,000	801
Alibaba Group Holding ADR *	24,600	2,391
Baidu ADR *	6,700	1,146
Belle International Holdings	1,000	1
BYD Electronic International	1,558,000	1,316
China Biologic Products *	44,153	4,858
China Communications Construction	2,401,000	2,619
China Communications Services	2,162,000	1,271
China Everbright Bank	5,566,000	2,634
China Petroleum & Chemical	4,774,000	3,465
China Petroleum & Chemical ADR	15,500	1,106
China Railway Construction	1,418,500	1,735
China Railway Group	1,982,000	1,469
Cogobuy Group *(A)	1,253,000	2,029
Ctrip.com International ADR *	172,287	8,158
Dongfeng Motor Group	2,272,000	2,428
Great Wall Motor	456,000	443
Guangzhou R&F Properties	2,064,800	3,487
Huaneng Power International	418,000	254
JA Solar Holdings ADR *	68,500	507
Jiangnan Group	4,922,000	704
JinkoSolar Holding ADR *	64,300	1,187
Li Ning *	604,000	410
NetEase ADR	20,447	4,334
New Oriental Education & Technology Group ADR	67,300	2,657
PICC Property & Casualty	634,000	1,048
Ping An Insurance Group of China	310,500	1,607
Silergy	129,947	1,970
Sinopec Engineering Group	1,014,000	841
Sinopharm Group	390,400	2,001
TAL Education Group ADR *	13,599	813
Zhejiang Expressway	2,244,000	2,502

		63,980

Colombia — 1.3%
Bancolombia	49,180	446
Bancolombia ADR, Cl R	119,033	4,674
Canacol Energy *	377,810	1,260
Cementos Argos	133,249	532

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cemex Latam Holdings *	549,295	$ 2,477
Constructora Conconcreto	445,980	170
Empresa de Telecomunicaciones de Bogota	5,146,780	1,045
Financiera Colombiana	50,694	669
Financiera Colombiana ADR	12,420	278
Grupo Aval Acciones y Valores ADR	174,094	1,464
Interconexion Electrica ESP	115,718	388

		13,403

Czech Republic — 0.2%
CEZ	37,030	645
Komercni Banka	9,875	334
Moneta Money Bank *(A)	300,060	973

		1,952

Egypt — 0.4%
Commercial International Bank Egypt GDR	330,457	1,389
Global Telecom Holding SAE GDR *	344,140	785
Integrated Diagnostics Holdings (A)	442,170	1,598

		3,772

France — 0.1%
Vicat	16,747	1,064

Georgia — 0.5%
BGEO Group	73,863	2,774
TBC Bank JSC GDR	186,170	2,234

		5,008

Greece — 0.3%
Alpha Bank *	413,993	793
Eurobank Ergasias *	622,000	371
JUMBO	66,600	812
National Bank of Greece *	7,307,368	1,717

		3,693

Hong Kong — 8.8%
Anhui Conch Cement	321,000	902
BAIC Motor (A)	640,500	652
Bank of China	20,866,000	9,388
China Conch Venture Holdings	534,000	1,027
China Construction Bank	11,122,000	8,316
China Everbright	654,000	1,358
China Evergrande Group	913,000	631
China Maple Leaf Educational Systems	1,840,000	1,383
China Medical System Holdings	946,000	1,585
China Mobile	253,500	3,131
China Mobile ADR	33,100	2,009
China Resources Power Holdings	458,000	791
China Southern Airlines	1,688,000	1,001
Geely Automobile Holdings	2,705,000	2,169
GOME Electrical Appliances Holdings	3,906,000	463
Guangzhou Automobile Group	1,034,000	1,424
Guotai Junan International Holdings	6,280,000	2,291
Huabao International Holdings	126,000	49

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Huaneng Renewables	4,468,000	$ 1,659
Industrial & Commercial Bank of China	12,141,000	7,717
Kingboard Chemical Holdings	789,000	2,055
KWG Property Holding	1,178,000	791
Man Wah Holdings	2,316,000	1,573
Minth Group	472,000	1,786
Nexteer Automotive Group	312,000	429
Pou Sheng International Holdings *	5,726,000	1,964
Regina Miracle International Holdings *(A)	2,466,810	3,091
Shanghai Industrial Holdings	514,000	1,338
Shanghai Pharmaceuticals Holding	248,900	683
Shenzhen Investment	2,536,000	1,216
Shimao Property Holdings	1,056,000	1,471
Sinosoft Technology Group	1,480,000	796
SJM Holdings	2,253,000	1,417
Skyworth Digital Holdings	2,130,000	1,579
Sunny Optical Technology Group	501,000	2,677
Tencent Holdings	661,000	17,197
Texhong Textile Group	605,000	899
TravelSky Technology	499,000	1,086
Want Want China Holdings	1,065,000	702
Xinyi Solar Holdings	3,244,000	1,334

		92,030

Hungary — 0.4%
OTP Bank	23,055	602
Richter Gedeon Nyrt	154,032	3,155

		3,757

India — 3.2%
Bajaj Auto	26,952	1,199
Dr Reddy’s Laboratories ADR	83,100	3,782
HCL Technologies	174,613	2,030
HDFC Bank ADR	115,415	8,270
Hindustan Unilever	82,734	1,133
ICICI Bank ADR	419,300	3,216
Infosys ADR	161,600	2,563
Infosys Technologies	281,374	4,352
LIC Housing Finance *	537	4
Rural Electrification *	286,522	1,012
Tata Consultancy Services	64,420	2,416
Tata Motors ADR	77,900	3,176
Wipro	115,577	848

		34,001

Indonesia — 4.8%
Ace Hardware Indonesia	6,723,900	507
Adaro Energy	27,363,574	2,372
Adhi Karya Persero	4,308,200	867
Agung Podomoro Land *	20,012,500	437
Astra Agro Lestari *	411,277	508
Astra International	4,334,100	2,663
Bank Central Asia	2,679,627	3,040

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank Negara Indonesia Persero	3,845,400	$ 1,703
Bank Tabungan Negara Persero	18,061,100	2,737
Ciputra Development	10,661,400	1,242
Indofood Sukses Makmur	4,326,700	2,585
Kalbe Farma	43,001,195	5,819
Kino Indonesia	1,418,093	620
Malindo Feedmill *	3,961,500	544
Matahari Putra Prima	5,412,000	779
Media Nusantara Citra	9,772,392	1,415
Pakuwon Jati	117,568,603	5,274
Pan Brothers	11,885,100	374
Surya Citra Media	12,131,755	2,771
Telekomunikasi Indonesia Persero	14,516,700	4,607
Tiga Pilar Sejahtera Food *	9,010,900	1,461
Tower Bersama Infrastructure	6,486,865	2,726
Ultrajaya Milk Industry & Trading *	7,850,000	2,657
United Tractors	798,700	1,129
Waskita Karya Persero	8,388,800	1,765

		50,602

Ivory Coast — 0.1%
Societe Generale de Banques en Cote d’Ivoire	1,120	257
Sonatel	32,578	1,258

		1,515

Kashmiri — 0.1%
Advanced Process Systems *	46,589	813

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR *	720,960	4,333
KazMunaiGas Exploration Production JSC GDR *	127,460	905
KCell GDR	270,676	913

		6,151

Kenya — 0.4%
ARM Cement	10	–
Barclays Bank of Kenya	2,794,690	271
East African Breweries	167,963	415
Equity Group Holdings	8,068,606	2,191
Safaricom	7,946,290	1,569

		4,446

Malaysia — 0.8%
AirAsia	3,976,600	2,942
AMMB Holdings	525,100	567
IHH Healthcare	1,873,095	3,015
Karex	2,222,762	1,326
Petronas Gas	150,800	820

		8,670

Mauritius — 0.1%
MCB Group	244,290	1,440

Mexico — 3.3%
Alfa, Cl A	768,000	1,245

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
America Movil, Ser L	855,000	$ 509
Arca Continental	245,000	1,525
Banregio Grupo Financiero	925,380	5,248
Controladora Vuela Cia de Aviacion ADR *	42,223	751
Fomento Economico Mexicano	114,900	1,049
Gentera	244,200	476
Gruma, Ser B, Cl B	105,495	1,398
Grupo Aeroportuario del Centro Norte, Cl B	128,769	790
Grupo Aeroportuario del Pacifico, Ser B, Cl B	180,700	1,791
Grupo Mexico, Ser B	156,500	390
Grupo Televisa ADR	176,883	4,834
Inmobiliaria Vesta	730,685	1,038
Kimberly-Clark de Mexico, Cl A	2,263,145	5,395
Megacable Holdings	356,023	1,367
Wal-Mart de Mexico	3,208,530	7,305

		35,111

Morocco — 0.3%
Attijariwafa Bank	48,430	1,728
Ciments du Maroc	7,180	868
Cosumar	40,420	792

		3,388

Nigeria — 0.2%
Guaranty Trust Bank	8,078,095	679
Presco	1,618,660	233
SEPLAT Petroleum Development	734,571	706
Zenith Bank	11,963,979	566

		2,184

Oman — 0.1%
Bank Muscat	1,152,293	1,137

Pakistan — 1.4%
Bank Alfalah	4,104,940	1,156
DG Khan Cement	564,880	1,065
Engro Fertilizers	7,410,000	4,784
Fauji Cement	1,205,020	438
Habib Bank	1,491,706	3,098
Pak Elektron	828,450	571
Pakistan State Oil	531,000	2,045
United Bank	636,530	1,241

		14,398

Panama — 0.5%
Avianca Holdings ADR	432,599	2,989
Copa Holdings, Cl A	34,781	2,659

		5,648

Peru — 1.2%
Alicorp	626,441	1,384
Cementos Pacasmayo SAA	1,046,600	2,044
Cia de Minas Buenaventura ADR *	282,746	3,495
Credicorp	22,828	3,577
Ferreycorp	1,298,960	624

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
InRetail Peru *(A)	27,646	$ 525
Intercorp Financial Services, Ser INC	17,100	521

		12,170

Philippines — 3.4%
Ayala Land	1,972,800	1,630
BDO Unibank	2,182,881	5,355
Cosco Capital	6,542,000	1,217
East West Banking	2,247,000	1,008
Emperador	3,491,700	599
GT Capital Holdings	43,850	1,445
Jollibee Foods	576,170	3,029
Megaworld	18,374,007	1,858
PNOC Energy Development (Philippines)	5,939,200	730
Puregold Price Club	1,784,303	1,720
Robinsons Land	5,267,100	3,606
Robinsons Retail Holdings	1,558,270	2,809
Security Bank	334,350	1,531
SM Prime Holdings	2,243,500	1,437
Universal Robina	1,461,405	5,865
Xurpas	4,020,000	1,389

		35,228

Poland — 1.3%
Asseco Poland	38,087	555
Eurocash	450,417	4,952
Kernel Holding	80,180	1,220
Orange Polska	1,051,454	1,446
PGE	671,931	1,982
PKP Cargo	81,155	923
Polski Koncern Naftowy ORLEN	150,481	2,501
Powszechny Zaklad Ubezpieczen	85,415	604

		14,183

Qatar — 0.5%
Al Khalij Commercial Bank	118,280	581
Barwa Real Estate	133,536	1,338
Commercial Bank QSC	42,221	487
Qatar Electricity & Water	14,800	880
United Development	321,820	1,806

		5,092

Romania — 1.0%
Banca Transilvania	11,544,483	6,875
BRD-Groupe Societe Generale	253,353	723
OMV Petrom	7,374,250	472
Societatea Nationala de Gaze Naturale ROMGAZ	28,914	172
Societatea Nationala de Gaze Naturale ROMGAZ GDR	366,051	2,160

		10,402

Russia — 2.1%
Gazprom ADR	428,217	1,751
Gazprom PJSC ADR	227,612	921

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lukoil PJSC ADR	62,046	$ 2,781
Mail.Ru Group GDR *	30,602	514
Rosneft PJSC GDR	111,388	582
Sberbank of Russia PJSC ADR	361,404	3,314
Sistema GDR	89,605	761
Surgutneftegas ADR	253,086	1,202
Tatneft ADR	30,483	884
Yandex, Cl A *	420,002	9,257

		21,967

Saudi Arabia — 0.0%
Mouwasat Medical Services	11,000	369

Singapore — 0.2%
Yoma Strategic Holdings	5,030,000	2,141

South Africa — 3.0%
Barclays Africa Group	120,949	1,224
Barloworld	352,977	1,996
Bidvest Group	58,513	604
FirstRand	529,765	1,587
Foschini Group	35,225	313
Liberty Holdings	178,196	1,366
Life Healthcare Group Holdings	225,108	589
Mediclinic International	123,000	1,656
MMI Holdings	1,366,123	2,094
Mondi	51,164	1,033
Mr Price Group	356,731	4,472
MTN Group	70,942	579
Netcare	237,019	529
Royal Bafokeng Platinum *	123,791	400
Sasol	26,788	674
Shoprite Holdings	235,731	3,020
Sibanye Gold	931,800	3,612
SPAR Group	55,336	722
Standard Bank Group	107,986	977
Steinhoff International Holdings	149,025	893
Telkom	106,381	439
Truworths International	103,446	536
Tsogo Sun Holdings	237,444	491
Vodacom Group	146,404	1,522

		31,328

South Korea — 8.3%
Amorepacific	22,301	7,720
BNK Financial Group	85,113	676
CJ	5,790	992
Coway	11,664	872
Dongbu Insurance	28,938	1,752
Ecopro *	39,144	523
Hana Financial Group	76,662	2,014
Hanwha	27,152	892
Hanwha Techwin	65,340	3,610
Heung-A Shipping, Cl A	313,605	398

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hugel *	1,047	$ 393
Hyosung	11,986	1,419
Hyundai Marine & Fire Insurance	98,656	2,991
Hyundai Mobis	4,963	1,159
Jusung Engineering *	160,128	1,396
Kangwon Land	37,221	1,317
Kia Motors	133,604	5,027
Kolon Industries	20,170	1,484
Korea Electric Power	25,649	1,334
Korea Electric Power ADR	170,400	4,407
KT&G	41,897	4,396
LG	22,134	1,308
LG Display ADR	162,200	2,167
LG Electronics	33,967	1,569
LG Household & Health Care	1,076	918
Mando	12,015	2,818
Meritz Fire & Marine Insurance	111,096	1,549
NCSoft	4,969	1,203
Nong Shim	2,519	678
POSCO ADR	30,000	1,529
Posco Daewoo	18,516	380
PSK	50,456	620
Samsung Electronics	10,372	15,070
Sekonix	50,256	755
SK Innovation	19,040	2,485
SK Materials	19,420	2,541
SK Telecom	6,083	1,192
SK Telecom ADR	10,900	236
Soulbrain	37,580	2,086
Viatron Technologies	51,722	1,220
Vieworks	23,766	1,279
Woory Industrial	32,805	836

		87,211

Sri Lanka — 0.1%
Hatton National Bank *	753,561	1,166

Switzerland — 0.1%
Wizz Air Holdings *(A)	37,822	791

Taiwan — 10.3%
Advanced Semiconductor Engineering	1,157,000	1,422
Arcadyan Technology	493,000	1,103
Asustek Computer	184,000	1,557
AU Optronics ADR	630,700	2,434
Basso Industry	602,000	2,134
Bizlink Holding	411,261	2,411
Catcher Technology	140,000	1,006
Chailease Holding	519,000	896
Chicony Electronics	289,103	715
Chin-Poon Industrial	751,000	1,789
Chroma ATE	654,000	1,690
Chunghwa Telecom	275,000	988

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Compal Electronics	3,390,000	$ 2,008
Coretronic	929,600	1,047
Eclat Textile	322,643	4,088
Egis Technology *	310,000	2,301
Formosa Laboratories	467,000	1,466
Formosa Petrochemical	241,000	705
Foxconn Technology	258,000	724
Fubon Financial Holding	1,070,000	1,514
Global PMX	411,000	1,878
Gourmet Master	229,950	2,196
Highwealth Construction	1,295,600	2,013
Himax Technologies ADR	111,023	1,179
Hon Hai Precision Industry	2,811,250	7,797
Inventec	2,110,000	1,566
Lite-On Technology	1,468,769	2,222
Macauto Industrial	392,000	2,353
Merida Industry	279,000	1,139
Nan Ya Plastics	635,000	1,213
Pegatron	2,154,000	5,207
Powertech Technology	1,496,000	3,904
Ruentex Development	953,000	1,116
Silicon Motion Technology ADR	46,911	2,368
Simplo Technology	335,000	1,103
Sinbon Electronics	562,374	1,285
TaiDoc Technology	7,851	30
Taishin Financial Holding	1,695,405	641
Taiwan PCB Techvest	79,000	79
Taiwan Semiconductor Manufacturing	924,000	5,125
Taiwan Semiconductor Manufacturing ADR	740,723	21,288
TTY Biopharm	256,000	932
Tung Thih Electronic	181,000	2,761
TYC Brother Industrial	1,332,000	1,503
Vanguard International Semiconductor	480,000	900
Wistron	41,729	31
Wistron NeWeb	203,000	611
WPG Holdings	2,607,000	3,102

		107,540

Thailand — 3.8%
Bangchak Petroleum	1,833,900	1,788
Bangkok Dusit Medical Services	2,360,800	1,603
Bangkok Expressway & Metro	20	–
Beauty Community	2,739,900	736
Big Camera	7,534,600	1,084
Charoen Pokphand Foods	2,175,100	2,042
Delta Electronics Thailand	442,900	946
Home Product Center	3,671,300	1,156
Kiatnakin Bank	1,149,700	1,719
Krungthai Card	265,500	1,066
Land & Houses NVDR	10,820,424	2,970
Minor International	871,500	1,039
Minor International NVDR	2,659,636	3,169

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PTT	499,600	$ 5,037
PTT Global Chemical	1,019,400	1,796
Sansiri	11,920,200	637
Siam Cement	80,200	1,228
Sino-Thai Engineering & Construction	4,543,279	3,281
Supalai	731,800	510
Taokaenoi Food & Marketing	1,889,300	1,266
Thai Oil	1,382,500	2,826
Thai Union Group	2,995,700	1,861
Thanachart Capital	1,492,500	1,725

		39,485

Turkey — 1.7%
Arcelik	67,330	482
Coca-Cola Icecek	439,368	5,488
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	785,349	772
Eregli Demir ve Celik Fabrikalari	830,686	1,249
Ford Otomotiv Sanayi	49,102	532
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,091,460	985
TAV Havalimanlari Holding	218,699	853
Tekfen Holding	430,358	1,068
Trakya Cam Sanayii	1,160,564	984
Tupras Turkiye Petrol Rafinerileri	48,852	956
Turk Hava Yollari *	537,694	938
Turk Traktor ve Ziraat Makineleri	45,448	1,326
Turkiye Garanti Bankasi	139,000	358
Turkiye Is Bankasi, Cl C	393,110	639
Yazicilar Holding, Cl A	218,171	975

		17,605

Ukraine — 0.1%
MHP GDR	70,521	663

United Arab Emirates — 2.2%
Aldar Properties PJSC	4,319,918	3,246
DAMAC Properties Dubai	4,534,689	2,963
Dubai Islamic Bank	2,239,722	3,329
Emaar Properties	3,927,429	7,592
Emirates NBD	300,000	684
First Gulf Bank	244,360	778
NMC Health	200,664	3,561
Ras Al Khaimah Ceramics	1,309,459	1,112

		23,265

United Kingdom — 1.0%
Centamin	256,935	500
Commercial International Bank Egypt GDR	93,700	394
Georgia Healthcare Group *(A)	255,480	970
Global Telecom Holding SAE GDR *	2,110,563	4,200
KAZ Minerals *	890,000	1,995
MHP GDR	93,939	883
PhosAgro PJSC GDR	78,630	1,054
Tullow Oil	188,100	537

		10,533

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United States — 2.0%
China Lodging Group ADR	20,708	$ 924
Globant *	43,608	1,703
Kansas City Southern	59,389	5,744
Luxoft Holding, Cl A *	51,550	2,645
Net 1 UEPS Technologies *	60,685	593
PriceSmart	95,894	8,010
Tahoe Resources	81,495	1,063

		20,682

Total Common Stock (Cost $847,180) ($ Thousands)		885,371

	Number of Participation Notes
PARTICIPATION NOTES — 7.4%
Chile — 0.2%
SACI Falabella, Expires 11/07/18	298,427	2,124

China — 0.2%
Huangshan Tourism Development, Expires 11/06/20	728,550	1,862

Colombia — 0.1%
Baco Davivienda, Expires 12/05/18	22,810	224
Constructora Conconcreto, Expires 12/05/18	497,710	187
Empresa de Telecomunicaciones de Bogota, Expires 12/05/18	1,784,970	360

		771

Egypt — 0.3%
Emaar Misr for Development, Expires 05/02/18	1,685,143	463
Palm Hills Developments, Expires 05/02/18	9,418,487	2,602

		3,065

India — 1.7%
Biocon, Expires 04/22/21	177,362	2,410
Jamna Auto, Expires 06/17/21	701,396	2,300
LIC Housing Finance, Expires 03/08/19	214,630	1,837
PNC Infratech, Expires 06/01/21	129,108	1,163
PVR, Expires 06/19/20	73,531	1,295
Sales Helpdesk, Expires 09/10/26	309,082	400
Shriram Transport Finance, Expires 01/30/19	116,694	2,156
SKS Microfinance, Expires 11/05/18	315,704	3,864
Voltas, Expires 05/28/20	321,452	1,860

		17,285

Japan — 0.0%
Tokyo Cement Lanka, Expires 12/05/16	456,690	178

Kuwait — 0.8%
Kuwait Food Americana SAK, Expires 02/14/19	120,850	970
Mabanee, Expires 08/05/19	374,283	990

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Equity Fund (Continued)

Description	Number of Participation Notes	Market Value ($ Thousands)

PARTICIPATION NOTES (continued)
Mabanee SAK, Expires 08/05/19	39,130	$ 104
Mezzan Holding, Expires 05/02/18	733,266	2,484
National Bank of Kuwait, Expires 04/16/18	1,498,481	2,878
National Bank of Kuwait, Expires 04/30/18	385,101	737
National Bank of Kuwait SAKP, Expires 11/20/18	338,579	646

		8,809

Pakistan — 0.6%
DG Khan Cement, Expires 01/17/17	581,000	1,095
Fauji Cement, Expires 12/02/16	1,025,450	372
United Bank, Expires 01/17/17	136,660	265
United Bank, Expires 10/31/16	2,526,373	4,924

		6,656

Saudi Arabia — 1.5%
Bupa Arabia for Cooperative Insurance, Expires 04/05/17	40,108	1,293
Bupa Arabia for Cooperative Insurance, Expires 04/05/17	901	29
CO For Cooperative Insurance, Expires 07/31/17	165,112	3,889
Fawaz Abdulaziz Al Hokair, Expires 03/02/17	171,140	1,780
Mouwasat Medical Services, Expires 09/20/17	59,887	2,019
National Industrialization, Expires 07/12/17	841,331	2,945
National Industrialization, Expires 07/12/17	591,200	2,067
United International Transportation, Expires 07/31/17	154,290	1,208
United International Transportation, Expires 02/26/18	76,127	599

		15,829

Singapore — 0.2%
Eclerx Services, Expires 11/13/20	79,698	1,902

Spain — 0.1%
Cemex Latam Holdings, Expires 10/31/18	199,176	901

Sri Lanka — 0.2%
Danang Rubber JSC, Expires 06/03/19	26,270	45
Hemas Holdings, Expires 12/05/17	688,148	453
John Keells Holdings, Expires 07/05/19	1,046,495	1,094
LAUGFS Gas, Expires 12/05/16	704,271	176
Military Commercial Joint Stock Bank, Expires 02/12/18	622,560	409
Vingroup, Expires 07/31/19	173,254	370

		2,547

Turkey — 0.1%
Turkiye Garanti Bankasi, Expires 11/30/17	486,183	1,242

United States — 0.2%
East African Breweries, Expires 10/31/17	787,144	1,942

Description	Number of Participation Notes	Market Value ($ Thousands)
PARTICIPATION NOTES (continued)

Vietnam — 1.2%
Danang Rubber, Expires 06/03/19	600,625	$ 1,029
FPT, Expires 06/01/17	617,090	1,216
Hoa Phat Group, Expires 07/24/18	1,277,637	2,427
Military Commercial Joint Stock Bank, Expires 04/20/17	1,179,000	774
Military Commercial Joint Stock Bank, Expires 02/12/18	1,657,624	1,089
Mobile World Investment, Expires 08/15/17	93,570	604
Pha Lai Thermal Power JSC, Expires 01/17/17	177,040	120
Vietnam Dairy Products, Expires 12/05/16	240,898	1,685
Vingroup, Expires 01/20/17	1,428,050	3,049
Vingroup, Expires 07/31/19	409,540	874

		12,867

Total Participation Notes (Cost $75,950) ($ Thousands)		77,980

	Shares
EXCHANGE TRADED FUNDS — 3.1%
United States — 3.1%
iShares MSCI Emerging Markets Index Fund	474,365	17,329
iShares MSCI Frontier 100 ETF	49,810	1,209
WisdomTree India Earnings Fund	623,900	13,526

Total Exchange Traded Funds (Cost $31,866) ($ Thousands)		32,064

PREFERRED STOCK — 2.0%
Brazil — 1.5%
Banco Bradesco	221,380	1,989
Bradespar	256,100	819
Braskem	315,500	2,343
Cia Brasileira de Distribuicao	40,100	626
Cia Energetica de Minas Gerais	169,700	460
Cia Paranaense de Energia	221,100	2,270
Itausa - Investimentos Itau	1,598,590	4,226
Suzano Papel e Celulose, Cl A	769,900	2,412
Telefonica Brasil	20,400	305

		15,450

Colombia — 0.4%
Banco Davivienda	403,031	3,981
Bancolombia	42,105	415

		4,396

South Korea — 0.1%
LG Chemical	6,973	1,126

Total Preferred Stock (Cost $17,534) ($ Thousands)		20,972

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Equity Fund (Concluded)

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
South Korea — 0.0%
Hanwha Coporation, Expires 09/30/2016 *	7,018	$ –

Total Rights (Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl A 0.180% **†	4,422,733	4,423

Total Cash Equivalent
(Cost $4,423) ($ Thousands)		4,423

Total Investments — 97.4% (Cost $976,953) ($ Thousands) @		$ 1,020,810

Percentages are based on a Net Assets of $1,048,194 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2016, the value of these securities amounted to $10,629 ($ Thousands), 1.0% representing of the net assets of the Fund.
@	At August 31, 2016, the tax basis cost of the Fund’s investments was $976,953 ($ Thousands), and the unrealized appreciation and depreciation were $103,258 ($ Thousands) and ($59,401) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

Ser — Series

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$885,371	$–	$–	$885,371
Participation Notes	–	77,980	–	77,980
Exchange Traded Funds	32,064	–	–	32,064
Preferred Stock	20,972	–	–	20,972
Rights	–	–	–	–
Cash Equivalent	4,423	–	–	4,423

Total Investments in Securities	$942,830	$77,980	$–	$1,020,810

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of transactions with affiliates for the period ended August 31, 2016 ($ Thousands).

Security Description	Value 05/31/16	Purchases at Cost	Proceeds from Sales	Value 08/31/16	Dividend Income

SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 2,804	$ 11,321	$ (14,125)	$ —	$ 1
SEI Daily Income Trust, Government Fund, Class A	—	38,310	(33,887)	4,423	3

Totals	$ 2,804	$ 49,631	$ (48,012)	$ 4,423	$ 4

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 36.2%

Agency Mortgage-Backed Obligations — 5.5%
FHLMC ARM
3.524%, 03/01/2036 (A)	$2,269	$ 2,414
2.779%, 06/01/2035 (A)	2,125	2,247
2.403%, 10/01/2035 (A)	1,177	1,231
FHLMC CMO, Ser 2007-3311, Cl FN
0.808%, 05/15/2037 (A)	795	792
FHLMC CMO, Ser 2010-3721, Cl FB
1.008%, 09/15/2040 (A)	2,610	2,615
FHLMC CMO, Ser 2011-3891, Cl BF
1.058%, 07/15/2041 (A)	1,802	1,804
FHLMC Multifamily Structured Pass Through Certificates, Ser K011, Cl X1, IO
0.436%, 11/25/2020 (A)	112,073	1,165
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K010, Cl A1
3.320%, 07/25/2020	1,030	1,052
FHLMC Multifamily Structured Pass-Through Certificates, Ser K703, Cl X1, IO
2.186%, 05/25/2018 (A)	29,035	839
FHLMC Multifamily Structured Pass-Through Certificates, Ser K708, Cl X1, IO
1.593%, 01/25/2019 (A)	82,580	2,464
FHLMC Multifamily Structured Pass-Through Certificates, Ser K710, Cl X1, IO
1.892%, 05/25/2019 (A)	30,217	1,182
FHLMC REMIC, Ser 2007-3335, Cl BF
0.658%, 07/15/2019 (A)	198	197
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	602	650
FNMA
6.000%, 09/01/2039 to 04/01/2040	1,090	1,249
4.500%, 10/01/2024	1,839	1,970
3.000%, 05/01/2022 to 12/01/2030	4,520	4,766
FNMA ARM
3.050%, 05/01/2034 (A)	512	539
2.909%, 06/01/2035 (A)	848	892
2.859%, 05/01/2035 (A)	1,222	1,294
2.844%, 10/01/2033 (A)	511	540
2.793%, 04/01/2034 (A)	1,230	1,300
2.759%, 04/01/2033 (A)	300	318
2.733%, 09/01/2034 (A)	672	709
2.727%, 08/01/2034 (A)	1,314	1,388
2.702%, 06/01/2035 (A)	521	542
2.692%, 05/01/2035 (A)	794	839
2.675%, 10/01/2033 (A)	314	327
2.650%, 10/01/2024 (A)	200	214
2.645%, 07/01/2036 (A)	1,824	1,916
2.593%, 05/01/2037 (A)	2,477	2,591
2.563%, 10/01/2033 (A)	828	877
2.560%, 09/01/2033 (A)	1,188	1,237
2.540%, 10/01/2033 (A)	450	476

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.524%, 07/01/2034 (A)	$608	$ 639
2.491%, 07/01/2034 (A)	1,276	1,329
2.454%, 01/01/2034 (A)	785	823
2.406%, 02/01/2035 (A)	1,474	1,531
2.335%, 03/01/2035 (A)	1,920	1,993
2.281%, 10/01/2035 (A)	1,384	1,461
FNMA CMO, Ser 2005-92, Cl UF
0.838%, 10/25/2025 (A)	1,574	1,572
FNMA CMO, Ser 2010-87, Cl PF
0.888%, 06/25/2040 (A)	2,187	2,185
FNMA CMO, Ser 2011-63, Cl FG
0.938%, 07/25/2041 (A)	1,721	1,725
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/2026	1,244	1,255
FNMA CMO, Ser 2012-112, Cl BI, IO
3.000%, 09/25/2031	11,264	841
FNMA CMO, Ser 2013-96, Cl FW
0.888%, 09/25/2043 (A)	1,806	1,804
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	945	128
FNMA TBA
3.500%, 09/01/2040	1,150	1,214
3.000%, 09/25/2026 to 10/15/2027	1,475	1,543
FNMA, Ser M7, Cl A2
2.578%, 09/25/2018	2,591	2,633
FREMF Mortgage Trust, Ser 2013-K502, Cl C
3.196%, 03/25/2045 (A)(B)	360	361
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.080%, 10/25/2047 (A)(B)	230	224
GNMA ARM
2.191%, 12/20/2060 (A)	2,969	3,079
2.090%, 09/20/2060 to 11/20/2060 (A)	2,745	2,802
1.821%, 11/20/2060 (A)	2,547	2,586
1.535%, 12/20/2060 (A)	3,039	3,085
GNMA CMO, Ser 2002-66, Cl FC
0.907%, 07/16/2031 (A)	1,124	1,128
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	15	16
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	1,268	1,283
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
1.015%, 12/07/2020 (A)	5,254	5,239
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.923%, 10/07/2020 (A)	5,786	5,797
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.964%, 11/05/2020 (A)	6,182	6,180

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
1.054%, 12/08/2020 (A)	$6,990	$ 7,003
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
1.054%, 12/08/2020 (A)	423	424
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.944%, 01/08/2020 (A)	3,875	3,883
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.894%, 02/06/2020 (A)	4,643	4,641
NCUA Guaranteed Notes CMO, Ser 2011-R3, Cl 1A
0.904%, 03/11/2020 (A)	4,658	4,643
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.874%, 03/06/2020 (A)	423	423

		118,109

Non-Agency Mortgage-Backed Obligations — 30.7%
A10 Term Asset Financing LLC, Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	1,333	1,330
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
2.812%, 06/25/2035 (A)	468	426
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 7A2
0.948%, 08/25/2035 (A)	223	220
American General Mortgage Loan Trust, Ser 2010-1A, Cl A4
5.650%, 03/25/2058 (A)(B)	917	923
American Home Mortgage Investment Trust, Ser 2005-2, Cl 4A1
2.592%, 09/25/2045 (A)	1,419	1,372
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl E
3.108%, 09/15/2026 (A)(B)	2,180	2,170
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl D
2.408%, 06/15/2028 (A)(B)	2,500	2,476
Banc of America Commercial Mortgage Securities, Ser 2008-1, Cl A4
6.436%, 02/10/2051 (A)	3,899	4,057
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl A4
5.356%, 10/10/2045	2,577	2,578
Banc of America Commercial Mortgage Trust, Ser 2007-1, Cl A4
5.451%, 01/15/2049	2,315	2,331

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust, Ser 2007-4, Cl AM
5.811%, 02/10/2051 (A)	$600	$ 620
Banc of America Commercial Mortgage, Ser 2006-6, Cl AJ
5.421%, 10/10/2045	2,600	2,595
Banc of America Commercial Mortgage, Ser 2007-3, Cl AMF
5.317%, 06/10/2049	4,125	4,196
Banc of America Commercial Mortgage, Ser 2007-3, Cl AJ
5.723%, 06/10/2049 (A)	4,030	4,033
Banc of America Commercial Mortgage, Ser 2007-3, Cl AM
5.723%, 06/10/2049 (A)	500	512
Banc of America Commercial Mortgage, Ser 2007-4, Cl A4
5.933%, 02/10/2051 (A)	1,984	2,034
Banc of America Funding, Ser 2004-C, Cl 2A2
3.360%, 12/20/2034 (A)	620	602
Banc of America Funding, Ser 2005-F, Cl 4A1
2.946%, 09/20/2035 (A)	180	154
Banc of America Funding, Ser 2006-D, Cl 3A1
3.291%, 05/20/2036 (A)	119	104
Banc of America Funding, Ser 2006-I, Cl 1A1
2.726%, 12/20/2036 (A)	6,575	6,602
Banc of America Funding, Ser 2010-R5, Cl 4A3
2.746%, 08/26/2036 (A)(B)	1,912	1,885
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
3.275%, 06/25/2033 (A)	4,459	4,445
Banc of America Mortgage Securities, Ser 2003-I, Cl 2A6
2.904%, 10/25/2033 (A)	5,060	5,118
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
2.961%, 02/25/2035 (A)	60	59
Banc of America Mortgage Trust, Ser 2003-F, Cl 2A3
3.240%, 07/25/2033 (A)	2,506	2,508
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
2.971%, 12/25/2033 (A)	2,492	2,458
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
2.949%, 02/25/2034 (A)	3,434	3,254
Banc of America Mortgage Trust, Ser 2004-C, Cl 2A1
3.199%, 04/25/2034 (A)	1,273	1,266
Banc of America Mortgage Trust, Ser 2004-L, Cl 1A1
2.974%, 01/25/2035 (A)	723	718

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust, Ser 2003-2, Cl A
1.394%, 12/25/2033 (A)(B)	$1,899	$ 1,752
Bayview Commercial Asset Trust, Ser 2004-1, Cl A
0.884%, 04/25/2034 (A)(B)	4,108	3,872
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
0.954%, 08/25/2034 (A)(B)	2,387	2,190
Bayview Commercial Asset Trust, Ser 2005-1A, Cl A2
0.874%, 04/25/2035 (A)(B)	2,625	2,371
BCAP LLC Trust, Ser 2009-RR2, Cl A1
3.088%, 01/21/2038 (A)(B)	76	76
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
2.737%, 12/25/2033 (A)	2,861	2,856
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
3.002%, 08/25/2034 (A)	3,728	3,739
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
2.976%, 01/25/2034 (A)	5,095	5,077
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
2.722%, 04/25/2034 (A)	825	818
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
2.855%, 04/25/2034 (A)	2,784	2,751
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.504%, 07/25/2034 (A)	3,174	3,166
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1
3.345%, 11/25/2034 (A)	1,064	1,045
Bear Stearns ARM Trust, Ser 2005-2, Cl A1
3.090%, 03/25/2035 (A)	3,067	3,078
Bear Stearns ARM Trust, Ser 2005-2, Cl A2
2.924%, 03/25/2035 (A)	2,770	2,791
Bear Stearns ARM Trust, Ser 2005-5, Cl A2
2.460%, 08/25/2035 (A)	5,758	5,736
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW11, Cl AM
5.621%, 03/11/2039 (A)	26	25
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW14, Cl A4
5.201%, 12/11/2038	343	344
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl A1A
5.650%, 06/11/2050 (A)	3,787	3,901
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AM
5.513%, 01/12/2045 (A)	4,000	4,051
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.788%, 12/25/2036 (A)	34	65
BHMS Mortgage Trust, Ser 2014-ATLS, Cl BFL
2.447%, 07/05/2033 (A)(B)	2,000	1,973

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BXHTL Mortgage Trust, Ser 2015-JWRZ, Cl GL1
2.850%, 05/15/2029 (A)(B)	$5,800	$ 5,687
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl AMFX
5.366%, 12/11/2049 (A)	3,000	3,033
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	2,939	3,022
CGBAM Commercial Mortgage Trust, Ser 2014-HD, Cl D
2.508%, 02/15/2031 (A)(B)	2,000	1,950
Chase Mortgage Finance Trust, Ser 2005-A1, Cl 2A3
2.695%, 12/25/2035 (A)	1,413	1,289
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
3.062%, 02/25/2037 (A)	1,229	1,227
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 1A3
2.931%, 02/25/2037 (A)	1,240	1,224
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
2.801%, 07/25/2037 (A)	1,742	1,754
CHL Mortgage Pass-Through Trust, Ser 2003-46, Cl 2A1
2.876%, 01/19/2034 (A)	2,625	2,598
CHL Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
2.664%, 07/25/2034 (A)	682	673
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	294	299
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020	66	68
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.346%, 12/10/2049 (A)	619	640
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	18	18
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl C
3.635%, 05/10/2035 (A)(B)	3,280	3,420
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	763	766
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
3.008%, 04/25/2037 (A)	948	863

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
3.135%, 11/25/2038 (A)(B)	$1,882	$ 1,886
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	1,800	1,829
COLT Mortgage Loan Trust, Ser 2016-1, Cl A1
3.000%, 05/25/2046 (B)	975	986
COMM Mortgage Trust, Ser 2006-C8, Cl A4
5.306%, 12/10/2046	1,359	1,359
COMM Mortgage Trust, Ser 2006-C8, Cl AM
5.347%, 12/10/2046	5,450	5,483
COMM Mortgage Trust, Ser 2007-C9, Cl AJFL
1.202%, 12/10/2049 (A)(B)	11,710	11,260
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	17	17
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	110	110
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
1.101%, 08/10/2046 (A)	47,425	1,885
COMM Mortgage Trust, Ser 2014-BBG, Cl A
1.308%, 03/15/2029 (A)(B)	4,480	4,441
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	1,325	1,364
COMM Mortgage Trust, Ser 2014-PAT, Cl C
2.158%, 08/13/2027 (A)(B)	2,000	1,956
COMM Mortgage Trust, Ser 2014-TWC, Cl D
2.758%, 02/13/2032 (A)(B)	3,435	3,385
Commercial Mortgage Pass-Through Certificates, Ser 2007-C9, Cl A4
6.007%, 12/10/2049 (A)	5,445	5,585
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl XA, IO
0.994%, 02/10/2047 (A)	36,305	1,313
Commercial Mortgage Pass-Through Certificates, Ser TWC, Cl A
1.358%, 02/13/2032 (A)(B)	5,000	5,000
Commercial Mortgage Trust, Ser 2007-GG11, Cl AM
5.867%, 12/10/2049 (A)	3,300	3,388
Commercial Mortgage Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	2,032	2,044
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	2,652	2,683
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AMFL
0.737%, 01/15/2049 (A)	7,110	6,981

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl A4
6.135%, 09/15/2039 (A)	$1,264	$ 1,295
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 6A1
2.931%, 06/25/2034 (A)	6,905	6,925
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR8, Cl 6A1
2.832%, 09/25/2034 (A)	1,921	1,898
CSMC Trust, Ser 2015-SAND, Cl C
2.658%, 08/15/2030 (A)(B)	1,000	981
CSMC Trust, Ser 2015-SAND, Cl D
3.358%, 08/15/2030 (A)(B)	1,847	1,815
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	4	4
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.333%, 07/10/2044 (A)(B)	26,581	1,060
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
0.758%, 06/25/2034 (A)	3,617	3,437
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A1A
1.354%, 09/19/2044 (A)	844	782
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A2A
1.334%, 09/19/2044 (A)	2,224	2,122
DSLA Mortgage Loan Trust, Ser 2004-AR4, Cl 2A1A
0.874%, 01/19/2045 (A)	1,428	1,226
FDIC Guaranteed Notes Trust, Ser 2010-S1, Cl 1A
1.046%, 02/25/2048 (A)(B)	605	605
FDIC Guaranteed Notes Trust, Ser 2010-S2, Cl 1A
0.967%, 11/29/2037 (A)(B)	650	648
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
3.924%, 07/25/2023 (A)	491	500
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.174%, 04/25/2024 (A)	580	585
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.338%, 04/25/2024 (A)	81	81
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M2
2.924%, 01/25/2025 (A)	1,071	1,081
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M1
1.838%, 04/25/2028 (A)	2,163	2,167

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M1
1.774%, 03/25/2028 (A)	$147	$ 147
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M1
1.774%, 10/25/2028 (A)	3,866	3,876
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M1
1.624%, 12/25/2028 (A)	2,957	2,961
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M1
2.274%, 09/25/2028 (A)	3,852	3,865
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA2, Cl M1
1.724%, 11/25/2028 (A)	2,442	2,446
First Horizon Alternative Mortgage Securities Trust, Ser 2005-AA3, Cl 3A1
2.744%, 05/25/2035 (A)	327	295
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.438%, 05/25/2024 (A)	152	152
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.438%, 05/25/2024 (A)	270	271
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.688%, 07/25/2024 (A)	3,738	3,746
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 2M1
1.724%, 07/25/2024 (A)	2,288	2,293
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M1
1.638%, 05/25/2025 (A)	85	85
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M1
2.088%, 04/25/2028 (A)	3,283	3,289
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M1
2.438%, 08/25/2028 (A)	5,811	5,865
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M1
2.524%, 10/25/2028 (A)	3,632	3,686
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M1
1.974%, 01/25/2029 (A)	3,981	4,001
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M1
1.874%, 01/25/2029 (A)	3,978	3,990
GAHR Commercial Mortgage Trust, Ser 2015-NRF, Cl AFL1
1.808%, 12/15/2034 (A)(B)	7,629	7,670

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GMAC Mortgage Loan Trust, Ser 2003-AR2, Cl 4A1
3.282%, 12/19/2033 (A)	$804	$ 795
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	8	8
GS Mortgage Securities Trust, Ser 2010-C2, Cl XA, IO
0.331%, 12/10/2043 (A)(B)	36,337	219
GS Mortgage Securities Trust, Ser 2011-GC3, Cl X, IO
0.840%, 03/10/2044 (A)(B)	27,261	668
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	41	41
GS Mortgage Securities Trust, Ser 2013-GC14, Cl A1
1.217%, 08/10/2046	103	103
GS Mortgage Securities Trust, Ser 2016-ICE2, Cl A
2.438%, 02/15/2033 (A)(B)	4,000	4,020
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.924%, 10/25/2032 (A)	20	20
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
2.996%, 01/25/2035 (A)	330	312
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.981%, 04/25/2035 (A)	815	775
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
3.059%, 09/25/2035 (A)	813	809
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.948%, 01/25/2036 (A)	1,899	1,763
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
3.147%, 08/19/2034 (A)	3,468	3,508
HarborView Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.653%, 11/19/2034 (A)	118	109
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1A
0.852%, 06/20/2035 (A)	3,452	3,145
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.497%, 11/05/2030 (A)(B)	340	340
Hilton USA Trust, Ser 2013-HLF, Cl BFL
1.997%, 11/05/2030 (A)(B)	2,720	2,725
Hilton USA Trust, Ser 2013-HLF, Cl DFL
3.247%, 11/05/2030 (A)(B)	4,647	4,659
Hilton USA Trust, Ser 2013-HLF, Cl CFL
2.397%, 11/05/2030 (A)(B)	2,267	2,271

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
1.128%, 07/25/2035 (A)	$315	$ 315
Hudsons Bay Simon JV Trust, Ser 2015-HBFL, Cl BFL
2.647%, 08/05/2034 (A)(B)	2,000	1,995
Hudsons Bay Simon JV Trust, Ser 2015-HBFL, Cl CFL
3.047%, 08/05/2034 (A)(B)	3,435	3,387
Hyatt Hotel Portfolio Trust, Ser 2015-HYT, Cl E
4.308%, 11/15/2029 (A)(B)	4,780	4,726
Impac CMB Trust, Ser 2004-10, Cl 4M1
1.388%, 03/25/2035 (A)	194	159
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.738%, 04/25/2037 (A)	1,307	1,184
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
3.416%, 07/25/2037 (A)	2,965	2,634
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AM
5.440%, 05/15/2045	99	99
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.440%, 06/12/2047	5,819	5,861
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (A)	620	636
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl XA, IO
2.192%, 08/05/2032 (A)(B)	13,905	778
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl XA, IO
1.228%, 02/15/2046 (A)(B)	28,208	842
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl XA, IO
2.032%, 10/15/2045 (A)	13,491	990
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	74	74
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-BXH, Cl A
1.408%, 04/15/2027 (A)(B)	3,340	3,265
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-INN, Cl D
2.858%, 06/15/2029 (A)(B)	3,000	2,925
JPMorgan Chase Commercial Mortgage Securities, Ser 2015-CSMO, Cl A
1.758%, 01/15/2032 (A)(B)	2,115	2,115
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	372	378

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
3.033%, 06/25/2035 (A)	$1,377	$ 1,337
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
3.033%, 06/25/2035 (A)	1,363	1,324
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
3.184%, 07/25/2035 (A)	5,477	5,432
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 2A1
3.111%, 07/25/2035 (A)	257	255
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.722%, 11/25/2033 (A)	641	650
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
3.218%, 07/25/2035 (A)	3,932	3,902
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
2.911%, 07/25/2035 (A)	1,745	1,765
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
3.187%, 07/25/2035 (A)	903	902
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
2.941%, 06/25/2037 (A)	108	94
JPMorgan Resecuritization Trust, Ser 2009-12, Cl 6A1
2.995%, 10/26/2035 (A)(B)	1,675	1,682
LB Commercial Mortgage Trust, Ser 2007-C3, Cl A4
6.114%, 07/15/2044 (A)	2,033	2,090
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	1,667	1,677
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/2040	1,435	1,450
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.493%, 02/15/2040 (A)	1,927	1,959
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AM
6.114%, 07/15/2040 (A)	2,570	2,639
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (A)	676	687
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.287%, 04/15/2041 (A)	464	485
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.928%, 07/25/2035 (A)	106	92
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	3,217	3,360

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.610%, 10/20/2029 (A)	$396	$ 394
Mellon Residential Funding, Ser 2001-TBC1, Cl A1
1.208%, 11/15/2031 (A)	2,758	2,563
Merrill Lynch Mortgage Investors Trust Series MLMI, Ser 2005-A2, Cl A5
2.650%, 02/25/2035 (A)	1,437	1,434
Merrill Lynch Mortgage Investors Trust, Ser 2003-D, Cl A
1.108%, 08/25/2028 (A)	2,268	2,168
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
1.128%, 01/25/2029 (A)	855	815
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.682%, 12/25/2034 (A)	2,385	2,385
Merrill Lynch Mortgage Investors Trust, Ser 2005-2, Cl 2A
2.710%, 10/25/2035 (A)	2,591	2,591
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
2.650%, 02/25/2035 (A)	2,483	2,479
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
3.054%, 07/25/2035 (A)	864	674
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4
5.810%, 06/12/2050 (A)	3,526	3,594
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl AM
5.204%, 12/12/2049	2,972	2,979
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	2,722	2,738
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AMFL
0.698%, 08/12/2048 (A)(B)	2,690	2,621
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.419%, 08/12/2048	4,150	4,195
Morgan Stanley Capital I Trust, Ser 2007-IQ14, Cl A1A
5.665%, 04/15/2049 (A)	3,913	3,985
Morgan Stanley Capital I Trust, Ser 2015-XLF1, Cl B
2.258%, 08/14/2031 (A)(B)	2,750	2,734
Morgan Stanley Capital I, Ser 2006-IQ12, Cl A4
5.332%, 12/15/2043	111	111
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (A)	1,208	1,222

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/2049	$4,422	$ 4,557
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/2049 (A)	5,000	4,950
Morgan Stanley Capital I, Ser 2007-T25, Cl A3
5.514%, 11/12/2049 (A)	398	400
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.236%, 11/25/2034 (A)	1,551	1,532
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
2.956%, 10/25/2034 (A)	3,117	3,128
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
0.794%, 09/25/2035 (A)	277	274
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	44	44
MRFC Mortgage Pass-Through Trust, Ser 2002-TBC2, Cl A
1.368%, 08/15/2032 (A)	995	942
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
5.293%, 10/25/2034	528	542
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR4, Cl M1
1.124%, 12/25/2034 (A)	4,643	4,315
Nomura Resecuritization Trust, Ser 2014-6R, Cl 5A1
2.565%, 04/26/2037 (A)(B)	2,555	2,564
Nomura Resecuritization Trust, Ser 2015-1R, Cl 5A1
1.428%, 06/26/2046 (A)(B)	4,352	4,177
Nomura Resecuritization Trust, Ser 2015-2R, Cl 5A1
1.208%, 04/26/2047 (A)(B)	1,948	1,844
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A2
2.475%, 02/26/2036 (A)(B)	6,384	6,293
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
2.744%, 07/25/2038 (A)	1,767	1,713
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
2.869%, 08/25/2033 (A)	2,206	2,202
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 2A1A
3.033%, 10/25/2035 (A)	1,681	1,666
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 3A
3.078%, 10/25/2035 (A)	1,712	1,698

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
RALI Trust, Ser 2006-QO10, Cl A1
0.648%, 01/25/2037 (A)	$4,862	$ 3,861
RALI Trust, Ser 2007-QO3, Cl A1
0.648%, 03/25/2047 (A)	1,408	1,181
RBSSP Resecuritization Trust, Ser 2009-7, Cl 2A5
3.808%, 09/26/2035 (A)(B)	1,571	1,579
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.240%, 08/25/2022 (A)	872	755
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
1.312%, 10/20/2027 (A)	1,099	1,071
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
1.212%, 09/20/2032 (A)	396	372
Sequoia Mortgage Trust, Ser 2004-3, Cl A
1.401%, 05/20/2034 (A)	3,180	3,025
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
2.216%, 06/20/2034 (A)	2,196	2,124
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (A)	944	950
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	1,855	1,802
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A)(B)	492	490
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A)(B)	2,729	2,716
Springleaf Mortgage Loan Trust, Ser 2013-3A, Cl A
1.870%, 09/25/2057 (A)(B)	14,772	14,791
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
2.908%, 03/25/2034 (A)	2,525	2,528
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A1
2.801%, 03/25/2034 (A)	2,177	2,168
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
0.858%, 07/25/2034 (A)	3,803	3,654
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-1, Cl 5A1
2.948%, 02/25/2035 (A)	2,771	2,740
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.929%, 04/25/2035 (A)	2,107	1,938
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
1.174%, 10/19/2034 (A)	2,056	1,960
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-17A, Cl 2A1
2.864%, 05/25/2033 (A)	3,489	3,492

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
1.164%, 09/25/2043 (A)	$2,034	$ 1,957
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
2.659%, 03/25/2037 (A)	2,358	2,058
Towd Point Mortgage Trust, Ser 2015-2, Cl 2A1
3.750%, 11/25/2057 (A)(B)	2,762	2,847
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	199	201
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	233	236
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	194	196
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 08/25/2055 (A)(B)	483	483
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.275%, 05/10/2045 (A)(B)	11,712	1,130
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	28	28
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	12	12
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	91	91
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A3
6.011%, 06/15/2045 (A)	18	18
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C28, Cl AM
5.603%, 10/15/2048 (A)	5,390	5,390
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	2,028	2,050
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl A5
5.342%, 12/15/2043	2,799	2,822
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl AM
5.591%, 04/15/2047 (A)	3,000	3,046
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C33, Cl AJ
6.156%, 02/15/2051 (A)	4,130	4,135
Waldorf Astoria Boca Raton Trust, Ser 2016-BOCA, Cl B
2.558%, 06/15/2029 (A)(B)	3,000	3,001
Waldorf Astoria Boca Raton Trust, Ser 2016-BOCA, Cl E
4.858%, 06/15/2029 (A)(B)	4,000	4,003

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.535%, 10/25/2033 (A)	$3,108	$ 3,156
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.675%, 08/25/2033 (A)	2,083	2,084
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.516%, 09/25/2033 (A)	2,634	2,665
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
2.764%, 03/25/2034 (A)	5,650	5,660
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
0.908%, 07/25/2044 (A)	4,091	3,884
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
2.643%, 10/25/2034 (A)	2,135	2,147
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A2A
1.228%, 11/25/2034 (A)	2,796	2,492
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A1A
1.208%, 11/25/2034 (A)	2,018	1,822
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.598%, 01/25/2035 (A)	4,248	4,244
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
1.889%, 04/25/2044 (A)	4,910	4,718
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
0.888%, 06/25/2044 (A)	2,740	2,539
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	1,138	1,183
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	145	149
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A1A
1.128%, 01/25/2045 (A)	2,030	1,901
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
1.288%, 01/25/2045 (A)	1,066	978
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.808%, 08/25/2045 (A)	2,728	2,524
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
1.939%, 10/25/2045 (A)	527	520

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.778%, 10/25/2045 (A)	$2,861	$ 2,704
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
2.552%, 12/25/2035 (A)	141	136
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR17, Cl A1A1
0.758%, 12/25/2045 (A)	2,767	2,595
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
0.758%, 12/25/2045 (A)	240	227
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.818%, 01/25/2045 (A)	1,498	1,385
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
0.718%, 04/25/2045 (A)	5,632	5,283
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
0.778%, 07/25/2045 (A)	3,121	2,938
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
1.128%, 07/25/2045 (A)	2,178	2,056
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 2A1A
1.559%, 01/25/2046 (A)	2,304	2,206
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A
1.287%, 12/25/2046 (A)	1,168	904
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
1.940%, 04/25/2047 (A)	3,770	2,870
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	23	23
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-R, Cl 2A1
2.916%, 09/25/2034 (A)	264	270
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
2.920%, 09/25/2033 (A)	1,783	1,774
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.639%, 11/25/2033 (A)	1,179	1,179
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
3.082%, 05/25/2034 (A)	283	285
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
3.107%, 07/25/2034 (A)	1,168	1,165

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-N, Cl A7
3.010%, 08/25/2034 (A)	$2,922	$ 2,915
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
2.992%, 08/25/2034 (A)	2,116	2,144
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
2.949%, 09/25/2034 (A)	2,813	2,835
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 1A1
2.908%, 09/25/2034 (A)	3,281	3,308
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
2.989%, 09/25/2034 (A)	723	735
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
3.006%, 10/25/2034 (A)	5,042	5,009
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, Cl 3A1
2.808%, 11/25/2034 (A)	3,504	3,514
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.852%, 12/25/2034 (A)	1,368	1,391
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 1A1
2.766%, 02/25/2035 (A)	4,450	4,428
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A2
2.929%, 06/25/2035 (A)	3,013	3,096
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 1A1
2.951%, 06/25/2035 (A)	4,236	4,384
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A17
2.929%, 06/25/2035 (A)	994	1,031
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
2.838%, 06/25/2035 (A)	801	792
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
2.929%, 06/25/2035 (A)	954	976
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 2A1
2.852%, 02/25/2034 (A)	815	820
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 2A1
3.026%, 03/25/2035 (A)	1,381	1,389
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
3.086%, 05/25/2035 (A)	318	315

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 1A1
3.012%, 06/25/2035 (A)	$1,512	$ 1,531
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 3A2
3.025%, 06/25/2035 (A)	832	851
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 3A1
3.027%, 06/25/2034 (A)	1,428	1,453
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-4, Cl 2A2
5.500%, 04/25/2036	827	771
WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl C
2.279%, 11/15/2029 (A)(B)	1,607	1,570
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
0.989%, 02/15/2044 (A)(B)	18,185	516
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A2
2.191%, 04/15/2045	214	214
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	25	25

		656,597

Total Mortgage-Backed Securities (Cost $779,581) ($ Thousands)		774,706

LOAN PARTICIPATIONS — 27.3%
Academy Sports Ltd., 1st Lien
5.000%, 07/01/2022 (C)	965	942
Acadia Healthcare Company, 1st Lien
4.500%, 02/16/2023	3,284	3,296
3.750%, 02/11/2022	1,379	1,377
Acosta, Term Loan B, 1st Lien
4.250%, 09/26/2021	1,362	1,324
Advance Pierre Foods, Cov-Lite, 1st Lien
4.750%, 05/26/2023	1,593	1,604
AdvancePierre Foods, Inc., Effective Date Loan, 2nd Lien
4.750%, 05/26/2023	7	8
Affinion Group Holdings
6.750%, 04/30/2018	7	7
Affinion Group Holdings, Tranche B
6.750%, 04/30/2018	2,726	2,624
Air Medical, Cov-Lite, Term Loan, 1st Lien
4.250%, 04/28/2022	5,771	5,683
Albertson’s LLC, Term B-6 Loan, 1st Lien
4.750%, 06/01/2023	1,400	1,407

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Alere, Term Loan B, 1st Lien
4.250%, 06/20/2022	$5,997	$ 5,922
Alinta Energy Finance, Delayed Term Loan
6.375%, 08/13/2018	193	191
Alinta Ltd., Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,897	2,882
Allison Transmission, Term Loan B-3
3.500%, 08/23/2019	4,141	4,150
Altice France S.A., USD Term Loan B-7, 1st Lien
5.002%, 01/15/2024	1,736	1,745
AMC Entertainment, Term Loan
4.000%, 12/15/2022	6,322	6,358
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	682	684
American Builders & Contractors Supply Co., Inc., Term B Loan, 1st Lien
3.500%, 04/16/2020	4,214	4,223
American Renal Holdings, Term Loan, 1st Lien
4.750%, 08/20/2019	5,129	5,046
American Tire Distributors, Cov-Lite, 2nd Lien
5.250%, 09/01/2021	1,886	1,863
Amsurg, Cov-Lite, Term Loan
3.500%, 07/16/2021	4,057	4,059
Applied Systems, Term Loan, 1st Lien
4.000%, 01/25/2021	5,702	5,709
Aramark, 1st Lien, Term Loan F
3.250%, 02/24/2021 (A)	5,010	5,025
Arcient Technologies, 4th Lien
5.500%, 04/14/2021	633	550
Ardagh Holdings USA, Term Loan, 1st Lien
4.000%, 12/17/2019	5,927	5,947
Aricent Technologies, 1st Lien
5.500%, 04/14/2021	627	545
Aricent Technologies, Term Loan, 1st Lien
5.500%, 04/14/2021	1,401	1,217
Asurion, LLC, Incremental Term Loan B-4, 1st Lien
5.000%, 08/04/2022	1,566	1,565
Asurion, LLC, Term Loan B
4.250%, 07/08/2020	983	978
Asurion, LLC, Term Loan B-1
5.000%, 05/24/2019	1,549	1,550
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	5,650	5,627
Auris Luxembourg II, Term Loan B-4
4.250%, 01/17/2022	2,779	2,786
Avago Technologies Cayman Holdings Ltd., Term B-3 Loan, 1st Lien
3.508%, 02/01/2023	4,735	4,776
Avast Software, 1st Lien
0.00%, 08/03/2022	1,000	1,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
B&G Foods, Term Loan B, 1st Lien
3.750%, 11/02/2022	$843	$ 847
Beacon Roofing, Cov-Lite, Term Loan, 1st Lien
4.000%, 10/01/2022	1,886	1,890
Berry Plastics Corporation, Term G Loan, 2nd Lien
3.500%, 01/06/2021	1,000	998
Berry Plastics Corporation, Term H Loan, 1st Lien
3.750%, 10/01/2022	1,164	1,163
Berry Plastics, Term Loan D
3.500%, 02/08/2020	1,935	1,931
Black Knight, Cov-Lite, Term Loan, 1st Lien
3.750%, 05/27/2022	438	440
Booz Allen Hamilton, Term Loan B1, 1st Lien
3.257%, 07/31/2019	781	781
Boyd Acquisition, Term Loan B
4.250%, 11/20/2017	716	716
Boyd Gaming, 1st Lien
4.000%, 08/16/2023	2,750	2,760
Boyd Gaming, Term Loan B
4.000%, 08/14/2020	3,225	3,232
BPA Laboratories, 2nd Lien
0.060%, 07/03/2017 (C)	357	197
Bright Horizons Family Solutions LLC, Term Loan
5.250%, 01/30/2020	–	—
Bright Horizons Family Solutions LLC, Term Loan B
3.750%, 01/30/2020	338	339
Burger King, Term Loan B-2, 1st Lien
3.750%, 12/10/2021	1,495	1,501
California Resources, 1st Lien
11.375%, 08/05/2023	1,190	1,247
Calpine, Term Loan, 1st Lien
3.500%, 05/27/2022	5,048	5,049
Catalina Marketing, Cov-Lite, Term Loan
4.500%, 04/09/2021	987	874
Cavium, 1st Lien
3.750%, 08/10/2022	1,478	1,482
CCM Merger, Term Loan
4.500%, 08/06/2021	1,700	1,708
CDW, Term Loan
3.250%, 04/29/2020	5,144	5,142
Ceramtec Acquisition, Term Loan B1
4.250%, 08/30/2020	1,999	2,007
Ceramtec Acquisition, Term Loan B2
4.250%, 08/30/2020	217	218
Ceramtec Acquisition, Term Loan B3
4.250%, 08/30/2020	610	612
Ceridian, Cov-Lite
4.500%, 09/15/2020	1	1

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Ceridian, Cov-Lite, 1st Lien
4.500%, 09/15/2020	$98	$ 95
Charter Communication Operating LLC, Term Loan E
3.000%, 07/01/2020	2,983	2,987
Charter Communications Operating, LLC (aka CCO Safari LLC), Term I Loan (2016), 1st Lien
3.500%, 01/24/2023	90	90
Chesapeake Energy, 1st Lien
0.00%, 08/16/2021 (C)	1,495	1,542
Chief Exploration, Term Loan
7.500%, 05/16/2021	2,026	1,815
Clubcorp Club Operations, Term Loan, 1st Lien
4.250%, 12/15/2022	1,832	1,839
Commscope, Term Loan, 1st Lien
3.750%, 12/29/2022	3,955	3,968
Communication Sales and Leasing, Term Loan, 1st Lien
5.000%, 10/24/2022	1,635	1,635
Constantia Flexibles, Cov-Lite, 1st Lien
4.750%, 04/30/2022	290	290
Constantia Flexibles, Cov-Lite, Term Loan
4.750%, 04/30/2022	1,488	1,492
ConvaTec Dollar, Term Loan
4.250%, 06/15/2020	1,301	1,304
COTY, Term Loan
3.750%, 01/26/2023	3,552	3,561
COTY, Term Loan B
3.750%, 10/27/2022	1,772	1,779
Cumulus Media, 1st Lien
4.250%, 12/23/2020	4,163	2,890
DaVita HealthCare Partners, Term Loan B
3.500%, 06/24/2021	3,957	3,978
Dell, Cov Lite, Term Loan B, 1st Lien
0.00%, 06/02/2023	3,255	3,272
Dex Media West, Term Loan
8.000%, 12/30/2016	1,675	680
Diebold, Dollar Term Loan B, 1st Lien
5.250%, 11/06/2023	1,810	1,817
Digital Globe, Term Loan B, 1st Lien
4.750%, 01/31/2020	726	730
Dollar Tree, Cov-Lite, Term Loan B-1
3.500%, 07/06/2022	3,785	3,791
Emerald Performance Materials, LLC, Term Loan, 1st Lien
4.500%, 07/30/2021	3,871	3,877
Emergency Medical Services, Cov-Lite, Term Loan
4.250%, 05/25/2018	182	182
Emergency Medical Services, Initial Term Loan
4.250%, 05/25/2018	4,170	4,171

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
EMI Music Publishing, Ltd., Term Loan
4.000%, 08/19/2022	$2,459	$ 2,460
Endurance International, Term Loan B, 1st Lien
6.480%, 11/09/2019	3,740	3,522
Energy & Exploration Partners, 1st Lien
13.000%, 11/12/2021	376	354
6.000%, 05/13/2022	210	210
0.500%, 11/12/2021	145	9
Energy Transfer Equity, Term Loan B, 1st Lien
3.292%, 12/02/2019	4,685	4,597
Engility Coporation, Term Loan B-2, 1st Lien
0.00%, 08/04/2023 (C)	1,440	1,450
Entegris, Term Loan B, 1st Lien
3.500%, 04/30/2021	6,065	6,080
Environmental Resources
5.000%, 05/14/2021	435	394
Epicor, Cov-Lite, Term Loan, 1st Lien
4.750%, 06/01/2022	1,813	1,778
Equinix
4.000%, 01/06/2023	122	122
Equinox Fitness Clubs, Term Loan B
5.000%, 01/31/2020	6,376	6,400
ESH Hospitality, 1st Lien
0.00%, 08/17/2023	3,700	3,708
Evergreen Skillsoft, 1st Lien
5.750%, 04/28/2021	5,223	4,364
First Data, 2021 Extended Dollar Term Loan
4.522%, 03/24/2021	4,589	4,610
First Data, Term Loan, 1st Lien
4.272%, 07/08/2022	500	501
Fortescue Metals Group Ltd., 1st Lien
4.250%, 06/30/2019 (A)	500	497
Four Seasons Holdings, Term Loan
5.250%, 06/27/2020	4,878	4,886
Generac Power Systems, Term Loan B
3.500%, 05/31/2020	2,416	2,413
Genesys Telecom, Term Loan
4.000%, 02/08/2020	5,639	5,608
GNC, Term Loan, 1st Lien
3.250%, 03/04/2019	5,183	5,123
Go Daddy, 1st Lien
4.250%, 05/13/2021	3	3
GO Daddy, Cov-Lite, Term Loan B, 1st Lien
4.250%, 05/13/2021	1,173	1,178
Gray Television, Cov-Lite, Term B, 1st Lien
3.938%, 06/13/2021	632	635
Greeneden US Holdings, Delayed Draw, Term Loan, 1st Lien, Ser 2
4.500%, 11/13/2020	1,706	1,702
Grifols Worldwide Operations, Term Loan B, 2nd Lien
3.443%, 02/27/2021	3,663	3,687

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Gulf Finance LLC, 1st Lien
0.00%, 08/17/2023 (C)	$877	$ 849
Harbor Freight Tools, Cov-Lite, 1st Lien
4.000%, 08/16/2023	6,429	6,441
Headwaters
4.000%, 03/24/2022	4,290	4,290
Hill-Rom Holdings, Term Loan, 1st Lien
3.500%, 09/08/2022	4,210	4,233
Hilton Hotels, Cov-Lite, Term Loan B, 1st Lien
3.500%, 10/26/2020 (A)	166	167
Hilton Worldwide Finance LLC, Series B-2 Term Loan,
3.215%, 10/25/2023	1,059	1,064
3.024%, 10/25/2023	646	649
Houghton Mifflin Harcourt Publishers, Term Loan, 1st Lien
4.000%, 05/28/2021	2,871	2,848
HUB International, Ltd., Term Loan
4.000%, 10/02/2020	22	21
HUB International, Ltd., Term Loan B, 1st Lien
4.000%, 10/02/2020	8,394	8,360
Hyperion Insurance, Term Loan, 1st Lien
5.500%, 04/29/2022	1,665	1,608
IMS Health, Term Loan B
3.500%, 03/17/2021	4,002	4,001
Ineos Holdings Ltd, Cov-Lite, Term Loan, 1st Lien
4.250%, 03/31/2022	889	890
Ineos US Finance LLC, 2020 Dollar Term Loan
3.750%, 12/15/2020	1,476	1,472
Infinity Acquisition, 1st Lien
4.250%, 08/06/2021	8	8
Infinity Acquisition, LLC, Term Loan B, 1st Lien
4.250%, 08/06/2021	1,649	1,567
Informatica, Term Loan B, 1st Lien
4.500%, 08/05/2022	2,318	2,237
Intelsat Jackson Holdings, Term Loan B-2
3.750%, 06/30/2019 (A)	1,798	1,706
Inventiv Health, Incremental Term Loan B-3
7.750%, 05/15/2018	265	265
ION Trading Technologies, Term Loan, Tranche B-1
4.250%, 06/10/2021	5,871	5,834
J.C. Penney Corporation, Inc. , Loan (2016),
5.250%, 06/09/2023	370	371
Jeld-Wen, Cov-Lite, Term Loan B, 1st Lien
5.250%, 10/15/2021	5,713	5,747
4.750%, 07/01/2022	744	747
Kenan Advantage, Cov-Lite, Initial Term Loan, 1st Lien
4.000%, 07/29/2022	1,193	1,178

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Kenan Advantage, Delayed Draw Term Loan
1.500%, 01/31/2017 (D)	$160	$ (2)
Kenan Advantage, Initial Term Loan B
4.000%, 07/29/2022	388	384
KFC Holding, Term Loan B
3.257%, 06/02/2023	1,855	1,866
Klockner Pentaplast, Term Loan, 1st Lien
5.000%, 04/28/2020	892	896
Kraton Polymers LLC, Initial Term Loan, 1st Lien
6.000%, 01/06/2022	1,715	1,716
Kronos, Incremental Term Loan, 1st Lien
0.072%, 10/30/2019	4,071	4,085
Language Line, LLC, Term Loan, 1st Lien
6.500%, 07/07/2021	4,367	4,360
Lee Enterprises, Term Loan B
7.250%, 03/31/2019	1,234	1,229
Leslie’s Poolmart, 1st Lien
0.00%, 08/09/2023	2,057	2,070
Level 3 Financing, Term Loan B-I
4.000%, 01/15/2020	2,500	2,513
Level 3 Financing, Term Loan B-II
3.500%, 05/31/2022	1,071	1,076
Level 3 Financing, Term Loan B-III
4.000%, 08/01/2019	2,000	2,008
Life Time Fitness, Closing Date Term Loan
4.250%, 06/10/2022	11	11
Life Time Fitness, Term Loan B
4.250%, 06/10/2022	4,359	4,361
Light Tower Fiber, LLC, Term Loan B
4.000%, 04/13/2020	4,887	4,879
LPL Holdings, 2021 Tranche B Term Loan
4.250%, 03/29/2021	1,698	1,704
MA Financeco., LLC, Initial Tranche B-2 Term Loan, 1st Lien
4.500%, 11/19/2021	4,245	4,253
Mallinckrodt, Cov-Lite, Term Loan
3.250%, 03/19/2021	1,985	1,979
Mattress Firm Holding, 1st Lien
6.250%, 10/20/2021	1,039	1,038
Mattress Holding Corp., Initial Loan, 2nd Lien
6.250%, 10/20/2021	304	303
Media General, Delayed Term Loan
4.000%, 07/31/2020	617	617
Mediacom Broadbank, 1st Lien
3.250%, 01/29/2021	3,056	3,054
MEG Energy, Term Loan
3.750%, 03/31/2020	1,604	1,472
MGM Growth Properties Operating Partnership LP, Term B Loan, 1st Lien
4.000%, 04/25/2023	841	848

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Michaels Stores, Term Loan B
3.750%, 01/28/2020 (A)	$5,870	$ 5,891
Millennium Labs
7.500%, 12/21/2020	1,801	856
Minimax GmbH, Term Loan B, 1st Lien
4.000%, 08/14/2020	3,803	3,823
MKS Instruments, Inc., Tranche B-1 Term Loan, 2nd Lien
4.250%, 04/28/2023	1,147	1,156
Mohegan Tribal Gaming Authority, Term Loan A, 1st Lien
4.496%, 06/15/2018	1,832	1,820
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.500%, 06/15/2018	4,457	4,449
Mueller Water Products, Term Loan, 1st Lien
4.000%, 11/24/2021	578	579
Multiplan Cov-Lite, 1st Lien
5.000%, 06/07/2023	2,919	2,950
Murray Energy, Cov-Lite, Term Loan B, 2nd Lien
7.500%, 04/16/2020	2,186	1,803
NBTY, 1st Lien
5.000%, 05/05/2023	3,815	3,816
NCI Building Systems, Term Loan
5.750%, 06/24/2019	34	34
4.250%, 06/24/2019	1,024	1,023
Nelson Education
0.000%, 10/01/2020 (C)	92	—
Nelson Education, 1st Lien
12.000%, 10/01/2020	560	239
NXP, Cov-Lite, Term Loan B, 1st Lien
3.750%, 12/07/2020	723	727
ON Semiconductor, Closing Date Term Loan, 1st Lien
5.250%, 03/31/2023	3,416	3,458
Peabody Energy, Commitment, 1st Lien
10.000%, 04/13/2017	266	276
10.000%, 04/18/2017	398	414
Peabody Energy, Cov-Lite, Term Loan B, 1st Lien
4.250%, 09/24/2020	669	461
PetSmart, 1st Lien
4.250%, 03/11/2022	1,391	1,393
Pharmaceutical Product, Cov-Lite, Initial Term Loan, 1st Lien
4.250%, 08/18/2022	6,164	6,181
Pinnacle Foods Group, LLC, Term Loan G
3.252%, 04/29/2020	498	499
Pinnacle Foods Group, LLC, Term Loan H
3.250%, 04/29/2020	1,284	1,286

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
PQ, Tranche B-1 Term Loan, 1st Lien
5.750%, 11/04/2022	$908	$ 913
Quebecor Media, Term Loan B
3.317%, 08/17/2020	1,123	1,116
Quintiles Transnational, Term Loan, 1st Lien
3.250%, 05/12/2022	2,458	2,455
Radnet Management, Restatement Effective Date Term Loan, 1st Lien
4.750%, 06/30/2023	5,715	5,701
RE/MAX International, Term Loan
4.000%, 07/31/2020	2,350	2,342
Redtop Acquisitions, Ltd., Term Loan, 1st Lien
4.500%, 12/03/2020	609	609
Regal Cinemas Corporation, Refinancing Term Loan, 1st Lien
3.500%, 04/01/2022	2,085	2,092
Rexnord, LLC, Cov-Lite, Term Loan B, 1st Lien
4.000%, 08/21/2020	498	498
Rexnord, LLC, Term Loan B
4.000%, 08/21/2020	2,054	2,053
Reynolds Group Holdings Inc., U.S. Term Loan, 1st Lien
4.250%, 01/23/2020	1,245	1,247
Royal Adhesives & Sealants, Cov-Lite, Initial Term Loan, 1st Lien
4.500%, 06/20/2022	5,693	5,705
Ryman Hospitality Properties, Cov-Lite, Term Loan
3.500%, 01/15/2021	519	520
Salem Communications, Term Loan B
4.500%, 03/13/2020	632	619
Samsonite International S.A., Initial Tranche B Term Loan , 1st Lien
4.000%, 05/15/2023	857	866
SBA Finance, Incremental Term Loan, 1st Lien
3.250%, 06/10/2022	5,461	5,446
Seadrill Partners, LLC, Term Loan B, 1st Lien
4.000%, 02/21/2021	4,827	2,313
Seaworld, Term Loan B-2
3.000%, 05/14/2020	1,997	1,943
Seminole Hard Rock Entertainment, Term Loan B
3.500%, 05/14/2020	3,183	3,179
Serta Simmons Holdings, Term Loan B
4.250%, 10/01/2019	5,716	5,733
Signode (USD) Cov-Lite, Term Loan
3.750%, 05/01/2021	2,018	2,012
Signode Industrial
3.750%, 05/01/2021	459	457
Sinclair Television Group, Term Loan B1, 1st Lien
3.500%, 07/30/2021	2,993	3,002

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Six Flags Theme Parks, Term Loan, 1st Lien
3.250%, 06/30/2022	$5,572	$ 5,600
Six Flags Theme Parks, Term Loan, 3rd Lien
3.250%, 06/30/2022	3	3
Smart & Final, Cov-Lite, Term Loan
4.000%, 11/15/2019	825	824
Smart Technologies, Term Loan
10.500%, 01/31/2018	109	109
Spectrum Brands, Cov-Lite, Term Loan, 1st Lien
3.500%, 06/23/2022	2,740	2,750
Spectrum Brands, Inc., USD Term Loan, 1st Lien
3.500%, 06/23/2022	431	433
SS&C Technologies, Term Loan B-1
4.083%, 07/08/2022	109	110
4.000%, 07/08/2022	2,812	2,829
SS&C Technologies, Term Loan B-2
4.002%, 07/08/2022	367	370
4.000%, 07/08/2022	32	33
SS&C Technologies, Term Loan, 1st Lien
4.083%, 07/08/2022	296	297
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	2,804	2,801
Station Casinos, 1st Lien
3.750%, 05/25/2023	2,775	2,777
Sterigenics-Nordion, Cov-Lite, Term Loan, 1st Lien
4.250%, 05/16/2022	2,214	2,207
Syncreon Holdings Ltd., Term Loan B, 1st Lien
5.250%, 10/28/2020	4,672	4,030
Syniverse Holdings
4.000%, 04/23/2019	1,660	1,473
Syniverse Holdings, 1st Lien
4.000%, 04/23/2019	696	618
TASC, Term Loan, 1st Lien
7.000%, 05/22/2020	1,279	1,282
TASC, Term Loan, 2nd Lien
12.000%, 05/23/2021	1,764	1,801
Telesat Canada, Term Loan B
3.500%, 03/28/2019 (A)	1,985	1,982
Templar Energy, Cov-Lite, 2nd Lien
8.500%, 11/25/2020	4,227	951
Texas Competitive Electric Holdings Company LLC (TXU), Term C Loan, 1st Lien
5.000%, 07/27/2023	861	863
Texas Competitive Electric Holdings Company LLC (TXU), Term Loan,
5.000%, 07/27/2023	3,775	3,784
Texas Competitive, Extended Term Loan
4.970%, 10/10/2017 (E)	2,323	744
The Neiman Marcus Group, Term Loan, 1st Lien
4.250%, 10/25/2020	2,895	2,714

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Townsquare Media, Term Loan
4.250%, 04/01/2022	$2,121	$ 2,121
Trans Union LLC, Replacement Term Loan
3.500%, 04/09/2021	6,360	6,378
TransDigm, Term Loan C, 1st Lien
3.750%, 02/28/2020	3,460	3,452
TransDigm, Term Loan D, 1st Lien
3.750%, 06/04/2021	1,003	1,000
Tribune Media, Term Loan, 1st Lien
3.750%, 12/27/2020	2,684	2,689
Tronox, Term Loan B
4.500%, 03/19/2020	968	957
True Religion Apparel, 1st Lien
5.875%, 07/30/2019	1,351	555
UFC Holdings LLC, 1st Lien
5.000%, 07/22/2023	1,546	1,549
Univar, Cov-Lite, Initial Term Loan
4.250%, 07/01/2022	2,181	2,177
Univar, Term Loan, 1st Lien
4.250%, 07/01/2022	2,215	2,210
Univision Communications, Extended Term Loan C-3
4.000%, 03/01/2020 (A)	1,549	1,548
Univision Communications, Term Loan, 1st Lien
4.000%, 03/01/2020	4,847	4,845
UPC Finance Partnership
3.250%, 06/30/2021	1,000	996
UPC Financing Partnership , Facility AN,
4.080%, 07/29/2024	5,952	5,930
US Renal Care, Cov-Lite, 1st Lien
5.250%, 12/30/2022	5,604	5,394
Valeant Pharmaceuticals International, Term Loan B, 1st Lien, Ser C-2
4.750%, 12/11/2019	1,235	1,237
Valeant Pharmaceuticals International, Term Loan B, 1st Lien, Ser D-2
4.500%, 02/13/2019	123	123
Valeant Pharmaceuticals International, Term Loan B, 1st Lien, Ser E-1
4.750%, 08/05/2020	1,544	1,541
Valeant, Term Loan B
5.500%, 04/01/2022	866	867
Vantiv, LLC, Term Loan B, 1st Lien
3.500%, 06/13/2021	1,190	1,194
Verint Systems, Term Loan B, 1st Lien
3.507%, 09/06/2019	2,517	2,518
Veritas Bermuda, 1st Lien
6.625%, 01/27/2023	379	348
Vertafore, Term Loan B, 1st Lien
4.750%, 06/16/2023	2,909	2,914
VF Holding Corp., Initial Term Loan, 1st Lien
4.750%, 06/16/2023	291	291

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Virgin Media, Term Loan, 1st Lien
3.649%, 06/30/2023	$6,024	$ 6,023
Warner Music Group, Term Loan
3.750%, 07/01/2020	4,162	4,148
Waste Industries USA, Inc., Term B Loan, 1st Lien
3.500%, 02/27/2020	2,814	2,820
WaveDivision Holdings, Term Loan, Tranche 1
4.000%, 10/15/2019	3,916	3,912
WCA Waste Corporation, 1st Lien
0.00%, 08/12/2023	4,020	4,020
Weight Watchers International, Term Loan B2, 1st Lien
4.000%, 04/02/2020	3	3
Weight Watchers International, Term Loan, Tranche B-2
4.000%, 04/02/2020	1,317	1,006
West Corporation, Term Loan B-12, 1st Lien
3.750%, 06/13/2023	1,865	1,868
Wide Open West, Term Loan, 1st Lien
4.500%, 04/01/2019	5,807	5,776
Wilsonart International Holdings LLC, Term Loan, 1st Lien
4.000%, 10/31/2019	6,364	6,356
XPO Logistics, Cov-Lite, Term Loan, 1st Lien
5.500%, 11/01/2021	3,440	3,455
York Risk Services Holding, Term Loan B
4.750%, 10/01/2021	4,030	3,577
York Risk Services, Cov-Lite, 1st Lien
4.750%, 10/01/2021	436	387
Zekelman Industries, 1st Lien
6.000%, 06/07/2021	990	997
Ziggo, Term Loan B1, 1st Lien
3.652%, 01/15/2022	2,022	2,011
Ziggo, Term Loan B2, 1st Lien
3.701%, 01/15/2022	105	104
3.652%, 01/15/2022	1,198	1,192
Ziggo, Term Loan B3, 1st Lien
3.701%, 01/15/2022	2,143	2,132
Zuffa, Term Loan
3.750%,	1,786	1,783

Total Loan Participations (Cost $597,700) ($ Thousands)		584,899

ASSET-BACKED SECURITIES — 25.6%

Automotive — 2.8%

Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	356	356

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ally Auto Receivables Trust, Ser 2015-SN1, Cl A3
1.210%, 12/20/2017	$701	$ 701
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	1,150	1,160
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl A3
0.940%, 02/08/2019	1,185	1,184
AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl A3
1.150%, 06/10/2019	1,357	1,356
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl A3
1.260%, 11/08/2019	878	877
AmeriCredit Automobile Receivables Trust, Ser 2015-4, Cl A2B
1.248%, 04/08/2019 (A)	2,197	2,198
AmeriCredit Automobile Receivables Trust, Ser 2015-4, Cl A2A
1.260%, 04/08/2019	315	315
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2B
1.248%, 06/10/2019 (A)	2,611	2,612
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2A
1.520%, 06/10/2019	423	423
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A2A
1.420%, 10/08/2019	2,938	2,940
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A3
1.460%, 05/08/2021	140	140
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	47	47
BMW Vehicle Owner Trust, Ser 2013-A, Cl A3
0.670%, 11/27/2017	172	172
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	1,379	1,378
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A3
1.610%, 06/20/2019	900	901
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	750	750
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	55	55
CarMax Auto Owner Trust, Ser 2013-2, Cl A4
0.840%, 11/15/2018	1,000	998
CarMax Auto Owner Trust, Ser 2015-4, Cl A2A
1.090%, 04/15/2019	607	606

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chesapeake Funding LLC, Ser 2015-1A, Cl A
0.998%, 02/07/2027 (A)(B)	$799	$ 799
Chrysler Capital Auto Receivables Trust, Ser 2014-AA, Cl A4
1.310%, 05/15/2019 (B)	125	125
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	58	58
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	40	40
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (B)	386	386
DT Auto Owner Trust, Ser 2015-2A, Cl A
1.240%, 09/17/2018 (B)	208	208
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A3
1.510%, 03/20/2019 (B)	264	264
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (B)	380	379
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (B)	12	12
First Investors Auto Owner Trust, Ser 2014-1A, Cl A3
1.490%, 01/15/2020 (B)	495	494
First Investors Auto Owner Trust, Ser 2014-3A, Cl A2
1.060%, 11/15/2018 (B)	47	47
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/2019 (B)	780	777
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	600	600
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/2019	465	465
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	135	135
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (B)	390	389
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A2A
1.180%, 04/20/2018	800	801
GM Financial Automobile Leasing Trust, Ser 2015-3, Cl A2A
1.170%, 06/20/2018	820	820
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	325	326
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
1.062%, 12/10/2027 (A)(B)	699	699

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Fleet Lease Funding, Ser 2014-1, Cl A
0.912%, 04/10/2028 (A)(B)	$812	$ 812
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A3
0.690%, 09/18/2017	628	627
Honda Auto Receivables Owner Trust, Ser 2014-1, Cl A4
1.040%, 02/21/2020	3,480	3,478
Huntington Auto Trust, Ser 2015-1, Cl A3
1.240%, 09/16/2019	1,000	1,000
Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 10/15/2019 (B)	265	266
Hyundai Auto Receivables Trust, Ser 2012-C, Cl B
1.060%, 06/15/2018	1,000	999
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A3
1.010%, 02/15/2018	547	547
Hyundai Auto Receivables Trust, Ser 2015-A, Cl A3
1.050%, 04/15/2019	3,895	3,892
Mercedes Benz Auto Lease Trust, Ser 2015-A, Cl A4
1.210%, 10/15/2020	250	250
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 07/16/2018	755	755
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/2019 (B)	93	93
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/2019 (B)	62	62
Prestige Auto Receivables Trust, Ser 2016-1A, Cl A2
1.780%, 08/15/2019 (B)	463	463
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	657	662
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl B
1.590%, 10/15/2018	240	240
Santander Drive Auto Receivables Trust, Ser 2015-5, Cl A3
1.580%, 09/16/2019	535	536
Santander Drive Auto Receivables Trust, Ser 2016-1, Cl A2B
1.288%, 07/15/2019 (A)	3,438	3,438
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	130	130

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A2A
1.020%, 10/15/2018	$4,000	$ 3,997
Volkswagen Auto Loan Enhanced Trust, Ser 2013-2, Cl A4
1.160%, 03/20/2020	525	523
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	192	192
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl A2
1.170%, 03/15/2018 (B)	173	173
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/2018 (B)	381	380
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (B)	545	547
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (B)	265	265
Wheels SPV 2 LLC, Ser 2014-1A, Cl A3
1.460%, 03/20/2023 (B)	950	949
Wheels SPV 2 LLC, Ser 2015-1A, Cl A2
1.270%, 04/22/2024 (B)	2,517	2,518
Wheels SPV 2 LLC, Ser 2016-1A, Cl A2
1.590%, 05/20/2025 (B)	2,500	2,494
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	1,578	1,576
World Omni Auto Receivables Trust, Ser 2012-B, Cl A4
0.810%, 01/15/2019	428	428
World Omni Auto Receivables Trust, Ser 2015-B, Cl A2A
0.960%, 07/15/2019	623	622
World Omni Automobile Lease Securitization Trust, Ser 2014-A, Cl A4
1.370%, 01/15/2020	490	490

		60,397

Credit Cards — 5.0%

American Express Credit Account Master Trust, Ser 2013-1, Cl A
0.928%, 02/16/2021 (A)	310	311
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	305	305
American Express Credit Account Master Trust, Ser 2014-1, Cl A
0.878%, 12/15/2021 (A)	5,000	5,015

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	$6,479	$ 6,489
American Express Credit Account Master Trust, Ser 2014-5, Cl A
0.798%, 05/15/2020 (A)	1,650	1,652
BA Credit Card Trust, Ser 2014-A1, Cl A
0.888%, 06/15/2021 (A)	4,000	4,010
BA Credit Card Trust, Ser 2015-A1, Cl A
0.838%, 06/15/2020 (A)	5,000	5,012
Cabela’s Credit Card Master Note Trust, Ser 2011-4A, Cl A2
1.058%, 10/15/2019 (A)(B)	860	860
Cabela’s Credit Card Master Note Trust, Ser 2012-2A, Cl A2
0.988%, 06/15/2020 (A)(B)	3,500	3,498
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
1.158%, 08/16/2021 (A)(B)	750	750
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.858%, 03/16/2020 (A)	2,670	2,670
Cabela’s Credit Card Master Note Trust, Ser 2014-2, Cl A
0.958%, 07/15/2022 (A)	5,000	4,971
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A2
1.358%, 06/15/2022 (A)	2,000	2,000
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	640	639
Capital One Multi-Asset Execution Trust, Ser 2007-A5, Cl A5
0.548%, 07/15/2020 (A)	6,000	5,991
Capital One Multi-Asset Execution Trust, Ser 2014-A4, Cl A
0.802%, 06/15/2022	4,000	3,999
CARDS II Trust, Ser 2016-1A, Cl A
1.207%, 07/15/2021 (A)(B)	415	415
Chase Issuance Trust, Ser 2007-A12, Cl A12
0.558%, 08/15/2019 (A)	3,500	3,496
Chase Issuance Trust, Ser 2012-A10, Cl A10
0.768%, 12/16/2019 (A)	2,700	2,701
Chase Issuance Trust, Ser 2013-A9, Cl A
0.928%, 11/16/2020 (A)	4,850	4,867
Chase Issuance Trust, Ser 2014-A5, Cl A5
0.878%, 04/15/2021 (A)	5,620	5,630
Chase Issuance Trust, Ser 2014-A6, Cl A6
1.260%, 07/15/2019	11,100	11,117
Chase Issuance Trust, Ser 2016-A5, Cl A5
1.270%, 07/15/2021	850	848

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust, Ser 2008-A2, Cl A2
1.671%, 01/23/2020 (A)	$8,100	$ 8,210
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
0.802%, 05/26/2020 (A)	6,915	6,923
Discover Card Execution Note Trust, Ser 2012-A4, Cl A4
0.878%, 11/15/2019 (A)	4,000	4,007
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.938%, 07/15/2021 (A)	5,000	5,014
Evergreen Credit Card Trust Series, Ser 2016-1, Cl A
1.228%, 04/15/2020 (A)(B)	1,800	1,805
Golden Credit Card Trust, Ser 2014-2A, Cl A
0.958%, 03/15/2021 (A)(B)	1,000	998
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	1,000	1,004
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.240%, 05/26/2021 (A)(B)	950	951
World Financial Network Credit Card Master Trust, Ser 2015-C, Cl A
1.260%, 03/15/2021	985	986

		107,144

Mortgage Related Securities — 2.6%

ABFC Trust, Ser 2005-OPT1, Cl M1
0.948%, 07/25/2035 (A)	3,775	3,679
ABFC Trust, Ser 2005-WF1, Cl A2C
1.108%, 12/25/2034 (A)	2,263	2,260
Accredited Mortgage Loan Trust, Ser 2005-2, Cl M1
0.888%, 07/25/2035 (A)	1,032	1,027
Accredited Mortgage Loan Trust, Ser 2005-2, Cl M2
0.964%, 07/25/2035 (A)	3,000	2,940
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-3, Cl M1
0.958%, 08/25/2035 (A)	2,985	2,953
Asset Backed Securities Home Equity Loan Trust Series, Ser 2004-HE1, Cl M1
1.558%, 01/15/2034 (A)	2,521	2,437
Bear Stearns Second Lien Trust, Ser 2007-SV1A, Cl A2
1.128%, 12/25/2036 (A)(B)	1,227	1,198
BNC Mortgage Loan Trust, Ser 2007-2, Cl A2
0.588%, 05/25/2037 (A)	311	304

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Ser 2006-S8, Cl A3
5.555%, 04/25/2036 (A)	$2,420	$ 2,405
Home Equity Asset Trust, Ser 2005-7, Cl M1
0.974%, 01/25/2036 (A)	4,660	4,466
Home Equity Asset Trust, Ser 2006-3, Cl M1
0.914%, 07/25/2036 (A)	4,060	3,422
IXIS Real Estate Capital Trust, Ser 2005-HE1, Cl M3
1.268%, 06/25/2035 (A)	641	641
Master Asset Backed Securities Trust, Ser 2005-NC2, Cl A3
0.988%, 11/25/2035 (A)	5,562	3,675
Master Asset Backed Securities Trust, Ser 2005-WF1, Cl M2
0.954%, 06/25/2035 (A)	6,100	5,992
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl A1
0.629%, 08/25/2036 (A)	1,731	1,728
Morgan Stanley ABS Capital I Trust, Ser 2004-HE7, Cl M1
1.424%, 08/25/2034 (A)	2,949	2,787
Morgan Stanley Home Equity Loan Trust, Ser 2005-4, Cl A2C
1.164%, 09/25/2035 (A)	2,471	2,438
New Century Home Equity Loan Trust, Ser 2005-3, Cl M1
0.968%, 07/25/2035 (A)	105	105
New Century Home Equity Loan Trust, Ser 2005-4, Cl M2
1.034%, 09/25/2035 (A)	5,000	4,705
RASC Trust, Ser 2005-EMX3, Cl M3
0.984%, 09/25/2035 (A)	3,000	2,907
RASC Trust, Ser 2005-KS6, Cl M3
1.208%, 07/25/2035 (A)	217	217
Terwin Mortgage Trust, Ser 2006-1, Cl 1A3
0.904%, 01/25/2037 (A)(B)	3,048	2,915

		55,201

Other Asset-Backed Securities — 15.2%

1776 CLO, Ser 2006-1A, Cl B
1.238%, 05/08/2020 (A)(B)	5,000	4,939
AB CLO, Ser 2007-1A, Cl D
4.580%, 04/15/2021 (A)(B)	978	981
ABFC Trust, Ser 2004-OPT5, Cl M1
1.613%, 03/25/2034 (A)	196	164
ACAS CLO, Ser 2007-1A, Cl D
4.946%, 04/20/2021 (A)(B)	1,500	1,488
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.168%, 01/25/2035 (A)	104	103

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A4
0.748%, 09/25/2036 (A)	$8,100	$ 7,022
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.588%, 09/25/2034 (A)	220	218
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.208%, 10/25/2034 (A)	371	367
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-4, Cl M1
0.938%, 10/25/2035 (A)	2,914	2,732
Aircraft Lease Securitisation Ltd., Ser 2007-1A, Cl G3
0.757%, 05/10/2032 (A)(B)	229	227
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	1,000	1,000
Alterna Funding I LLC, Ser 2014-1A, Cl Note
1.639%, 02/15/2021 (B)	811	793
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2004-R11, Cl A1
1.093%, 11/25/2034 (A)	920	918
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2004-R2, Cl A1A
1.178%, 04/25/2034 (A)	2,835	2,805
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R11, Cl M1
0.938%, 01/25/2036 (A)	3,310	3,118
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R5, Cl M1
0.918%, 07/25/2035 (A)	553	553
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R7, Cl M2
1.024%, 09/25/2035 (A)	1,645	1,519
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R9, Cl AF6
5.325%, 11/25/2035	280	285
Apidos CLO XII, Ser 2013-12A, Cl A
1.780%, 04/15/2025 (A)(B)	500	496
Apidos CLO XVII, Ser 2014-17A, Cl A1A
2.179%, 04/17/2026 (A)(B)	995	995
Ares XXII CLO, Ser 2007-22A, Cl B
1.630%, 08/15/2019 (A)(B)	1,375	1,349

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Argent Securities, Ser 2006-W2, Cl A2B
0.678%, 03/25/2036 (A)	$1,321	$ 679
ARL First LLC, Ser 2012-1A, Cl A1
2.258%, 12/15/2042 (A)(B)	1,819	1,765
Atrium V, Ser 5A, Cl B
1.501%, 07/20/2020 (A)(B)	6,000	5,909
Baker Street CLO II, Ser 2006-1A, Cl C
1.410%, 10/15/2019 (A)(B)	3,000	2,945
Battalion CLO, Ser 2007-1A, Cl C
1.473%, 07/14/2022 (A)(B)	2,500	2,443
Battalion CLO, Ser 2007-1A, Cl D
2.823%, 07/14/2022 (A)(B)	1,500	1,485
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-EC1, Cl M1
0.898%, 12/25/2035 (A)	2,204	2,175
BlueMountain CLO, Ser 2015-1A, Cl A1
2.179%, 04/13/2027 (A)(B)	1,280	1,281
BlueMountain CLO, Ser 2015-4A, Cl A1
2.174%, 11/30/2026 (A)(B)	3,500	3,501
Canaras Summit CLO, Ser 2007-1A, Cl D
2.897%, 06/19/2021 (A)(B)	1,000	985
Canaras Summit CLO, Ser 2007-1A, Cl E
4.997%, 06/19/2021 (A)(B)	1,500	1,481
Cannington Funding, Ser 2006-1A, Cl C
2.131%, 11/24/2020 (A)(B)	2,000	1,937
Carlyle High Yield Partners IX, Ser 2006-9A, Cl A1
0.896%, 08/01/2021 (A)(B)	1,991	1,986
Carlyle High Yield Partners VIII, Ser 2006-8A, Cl A1
1.061%, 05/21/2021 (A)(B)	1,239	1,224
Cent CLO, Ser 2014-20A, Cl A
2.195%, 01/25/2026 (A)(B)	1,250	1,250
Cent CLO, Ser 2014-22A, Cl A1
2.268%, 11/07/2026 (A)(B)	3,100	3,092
CIFC Funding, Ser 2013-1A, Cl A1
1.829%, 04/16/2025 (A)(B)	265	264
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (B)	47	47
Citigroup Mortgage Loan Trust, Ser 2007-WFHE2, Cl A4
0.874%, 03/25/2037 (A)	3,000	2,873
Clear Lake CLO, Ser 2007-1A, Cl C
2.097%, 12/20/2020 (A)(B)	1,000	993
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 10/15/2019	315	315
COA Summit CLO, Ser 2014-1A, Cl B
3.496%, 04/20/2023 (A)(B)	1,500	1,496
Conseco Financial, Ser 1995-6, Cl B1
7.700%, 09/15/2026	1,291	1,361
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	410	409

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/2028	$40	$ 41
Conseco Financial, Ser 1997-3, Cl A5
7.140%, 03/15/2028	121	125
Conseco Financial, Ser 1997-6, Cl A9
7.550%, 01/15/2029 (A)	342	341
Conseco Financial, Ser 1997-7, Cl A7
6.960%, 07/15/2028 (A)	110	112
Conseco Financial, Ser 1997-8, Cl A
6.780%, 10/15/2027	2,292	2,371
CWABS Asset-Backed Certificates Trust, Ser 2004-5, Cl 3A
0.948%, 09/25/2034 (A)	17	17
CWHEQ Revolving Home Equity Loan Trust Series, Ser 2006-I, Cl 2A
0.648%, 01/15/2037 (A)	3,835	3,404
CWHEQ Revolving Home Equity Loan Trust, Ser 2007-GW, Cl A
1.058%, 08/15/2037 (A)	252	252
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
2.029%, 04/18/2026 (A)(B)	1,215	1,213
Eastland CLO, Ser 2007-1A, Cl A3
1.157%, 05/01/2022 (A)(B)	5,000	4,702
Encore Credit Receivables Trust, Ser 2005-3, Cl M3
1.253%, 10/25/2035 (A)	2,600	2,421
FFMLT Trust, Ser 2005-FF8, Cl M1
0.978%, 09/25/2035 (A)	3,637	3,574
First Franklin Mortgage Loan Trust, Ser 2005-FF3, Cl M4
1.424%, 04/25/2035 (A)	2,188	2,111
First Franklin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A3
0.728%, 01/25/2036 (A)	312	310
First Franklin Mortgage Loan Trust, Ser 2006-FF9, Cl M1
0.738%, 06/25/2036 (A)	9,942	483
First Franklin Mortgage Loan Trust, Ser 2006-FFA, Cl A3
0.728%, 09/25/2026 (A)	234	123
First Franklin Mortgage Loan Trust, Ser 2006-FFB, Cl A2
0.748%, 12/25/2026 (A)	72	49
Ford Credit Floorplan Master Owner Trust A, Ser 2016-4, Cl A
1.038%, 07/15/2020 (A)	580	580
Franklin CLO VI, Ser 2007-6A, Cl A
1.022%, 08/09/2019 (A)(B)	4,124	4,058
Fraser Sullivan CLO II, Ser 2006-2A, Cl D
2.147%, 12/20/2020 (A)(B)	2,500	2,438

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Gale Force CLO, Ser 2007-3A, Cl A1
0.928%, 04/19/2021 (A)(B)	$633	$ 629
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/2017 (B)	180	179
Gleneagles CLO, Ser 2005-1A, Cl D
2.657%, 11/01/2017 (A)(B)	582	579
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A3
6.193%, 12/25/2037 (A)	673	662
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A2
6.054%, 12/25/2037 (A)	1,807	1,769
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
0.981%, 05/15/2020 (A)(B)	575	575
Golub Capital Management CLO, Ser 2007-A1, Cl B
1.277%, 07/31/2021 (A)(B)	708	705
Gramercy Park CLO, Ser 2014-1AR, Cl A1R
1.979%, 07/17/2023 (A)(B)	750	750
Grayson CLO, Ser 2006-1A, Cl B
1.457%, 11/01/2021 (A)(B)	1,000	930
GreatAmerica Leasing Receivables Funding LLC, Ser 2015-1, Cl A2
1.120%, 06/20/2017 (B)	257	257
GreatAmerica Leasing Receivables Funding LLC, Ser 2016-1, Cl A2
1.570%, 05/21/2018 (B)	635	635
Green Tree Agency Advance Funding Trust I, Ser 2015-T1, Cl AT1
2.302%, 10/15/2046 (B)	350	350
Greenpoint Manufactured Housing, Ser 1999-5, Cl M1A
8.300%, 10/15/2026 (A)	1,683	1,848
GSAMP Trust, Ser 2005-HE6, Cl M1
0.964%, 11/25/2035 (A)	250	245
GSAMP Trust, Ser 2005-SEA2, Cl M1
1.044%, 01/25/2045 (A)(B)	1,980	1,929
GSAMP Trust, Ser 2006-HE8, Cl A2C
0.658%, 01/25/2037 (A)	4,137	3,381
HarbourView CLO, Ser 2006-6A, Cl A2
1.020%, 12/27/2019 (A)(B)	5,075	5,073
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (B)	2,648	2,619
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Ser 2005-C, Cl AII3
0.858%, 10/25/2035 (A)	1,737	1,709
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
6.000%, 01/25/2037	10,361	4,530

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
HSBC Home Equity Loan Trust, Ser 2007-2, Cl AS
0.702%, 07/20/2036 (A)	$2,448	$ 2,433
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.778%, 11/25/2035 (A)	840	824
HSI Asset Securitization Trust, Ser 2006-OPT2, Cl 2A3
0.678%, 01/25/2036 (A)	860	859
Irwin Home Equity Loan Trust, Ser 2006-1, Cl 2A3
5.770%, 09/25/2035 (B)	3,531	3,577
Kubota Credit Owner Trus, Ser 2016-1A, Cl A2
1.250%, 04/15/2019 (B)	220	220
Kubota Credit Owner Trust, Ser 2015-1A, Cl A2
0.940%, 12/15/2017 (B)	217	217
KVK CLO, Ser 2012-1A, Cl A
2.050%, 07/15/2023 (A)(B)	1,240	1,236
LCM IX, Ser 2011-9A, Cl C
3.523%, 07/14/2022 (A)(B)	3,500	3,505
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	136	140
Lehman Asset-Backed Security Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (A)	227	236
Lehman Asset-Backed Security Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	992	1,011
Limerock CLO I, Ser 2007-1A, Cl B
1.345%, 04/24/2023 (A)(B)	5,000	4,905
Limerock CLO II, Ser 2014-2A, Cl A
2.179%, 04/18/2026 (A)(B)	850	850
Magnetite CLO IX, Ser 2014-9A, Cl A1
2.135%, 07/25/2026 (A)(B)	940	940
Master Asset-Backed Securities Trust, Ser 2005-AB1, Cl A3B
5.233%, 11/25/2035	1,254	1,254
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A3
0.648%, 11/25/2036 (A)	750	481
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A3
0.588%, 10/25/2036 (A)	3,094	1,859
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A5
0.698%, 10/25/2036 (A)	1,844	1,128
Michigan Finance Authority, Ser 2015-1, Cl A1
1.243%, 04/29/2030 (A)	4,689	4,561
Mid-State Capital Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	1,162	1,251

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	$876	$ 874
MMAF Equipment Finance LLC, Ser 2015-AA, Cl A2
0.960%, 09/18/2017 (B)	190	190
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2005-HE6, Cl A2C
0.808%, 11/25/2035 (A)	1,153	1,152
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2005-NC2, Cl M2
1.118%, 03/25/2035 (A)	1,944	1,937
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2005-WMC2, Cl M2
1.133%, 02/25/2035 (A)	1,665	1,645
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2006-HE8, Cl A2B
0.588%, 10/25/2036 (A)	2,809	1,547
Morgan Stanley Capital I Trust, Ser 2003-NC4, Cl M2
3.488%, 04/25/2033 (A)	15	14
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-AM3, Cl M1
1.913%, 02/25/2033 (A)	35	34
MVW Owner Trust, Ser 2014-1A, Cl A
2.250%, 09/22/2031 (B)	3,792	3,791
MVW Owner Trust, Ser 2015-1A, Cl A
2.520%, 12/20/2032 (B)	6,303	6,303
Nantucket CLO, Ser 2006-1A, Cl C
1.525%, 11/24/2020 (A)(B)	1,141	1,138
Nationstar HECM Loan Trust, Ser 2015-2A, Cl A
2.883%, 11/25/2025 (B)	148	148
Nationstar HECM Loan Trust, Ser 2016-1A, Cl A
2.981%, 02/25/2026 (B)	151	151
Nationstar HECM Loan Trust, Ser 2016-2A, Cl A
2.239%, 06/25/2026 (B)	263	263
Nationstar HECM Loan Trust, Ser 2016-3A, Cl A
2.013%, 08/25/2026 (B)	135	135
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV4
0.768%, 09/25/2036 (A)	5,510	5,179
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.798%, 03/27/2023 (A)	3,000	2,987
Navigare Funding II CLO, Ser 2007-2A, Cl D
2.379%, 04/17/2021 (A)(B)	5,000	4,943
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.738%, 12/25/2035 (A)	4,197	4,156
Newcastle Mortgage Securities Trust, Ser 2006-1, Cl M3
0.914%, 03/25/2036 (A)	5,593	4,440

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NewMark Capital Funding CLO, Ser 2013-1A, Cl A2
1.806%, 06/02/2025 (A)(B)	$3,553	$ 3,522
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (B)	328	327
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (B)	275	275
Octagon Investment Partners XI, Ser 2007-1A, Cl C
2.662%, 08/25/2021 (A)(B)	3,000	2,851
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.799%, 07/17/2025 (A)(B)	300	297
Octagon Investment Partners XX, Ser 2014-1A, Cl A
2.258%, 08/12/2026 (A)(B)	3,230	3,219
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.816%, 04/20/2025 (A)(B)	200	198
Option One Mortgage Loan Trust Asset-Backed Certificates, Ser 2005-5, Cl A3
0.698%, 12/25/2035 (A)	614	610
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.988%, 02/25/2035 (A)	200	198
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.588%, 02/25/2037 (A)	540	309
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl A4
5.910%, 01/15/2037	567	585
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl M1
5.990%, 01/15/2037	64	66
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WHQ2, Cl M2
1.433%, 02/25/2035 (A)	1,145	1,141
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHQ1, Cl M5
1.613%, 03/25/2035 (A)	4,242	3,641
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHQ1, Cl M4
1.604%, 03/25/2035 (A)	1,300	1,272
Popular ABS Mortgage Pass-Through Trust, Ser 2006-D, Cl A2
0.684%, 11/25/2046 (A)	2,394	2,351
Prospect Park CDO, Ser 2006-1A, Cl B
1.350%, 07/15/2020 (A)(B)	4,509	4,450
Race Point VI CLO, Ser 2014-6RA, Cl BR
2.975%, 05/24/2023 (A)(B)	725	725

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
RAMP Trust, Ser 2004-RS6, Cl MII1
1.418%, 06/25/2034 (A)	$2,245	$ 2,136
RASC Trust, Ser 2005-KS12, Cl A3
0.844%, 01/25/2036 (A)	903	897
SACO I Trust, Ser 2005-GP1, Cl A1
0.848%, 08/25/2030 (A)	1,725	1,652
SACO I, Ser 2005-9, Cl A1
1.024%, 12/25/2035 (A)	775	737
SACO I, Ser 2005-WM3, Cl A1
1.044%, 09/25/2035 (A)	562	521
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
5.536%, 12/25/2033	142	144
Saxon Asset Securities Trust, Ser 2006-2, Cl A3C
0.638%, 09/25/2036 (A)	3,231	3,085
Saxon Asset Securities Trust, Ser 2007-2, Cl A2A
0.624%, 05/25/2047 (A)	828	573
Securitized Asset-Backed Receivables LLC, Ser 2006-NC3, Cl A2B
0.638%, 09/25/2036 (A)	4,036	1,969
Securitized Asset-Backed Receivables LLC, Ser 2007-BR5, Cl A2A
0.618%, 05/25/2037 (A)	1,004	670
Shinnecock CLO, Ser 2006-1A, Cl C
1.580%, 07/15/2018 (A)(B)	1,500	1,486
Shinnecock CLO, Ser 2006-1A, Cl D
2.480%, 07/15/2018 (A)(B)	4,000	3,897
Sierra Timeshare Receivables Funding LLC, Ser 2013-3A, Cl A
2.200%, 10/20/2030 (B)	839	842
Sierra Timeshare Receivables Funding LLC, Ser 2014-1A, Cl A
2.070%, 03/20/2030 (B)	1,361	1,353
Sierra Timeshare Receivables Funding LLC, Ser 2014-2A, Cl A
2.050%, 06/20/2031 (B)	951	952
Sierra Timeshare Receivables Funding LLC, Ser 2014-3A, Cl A
2.300%, 10/20/2031 (B)	758	760
Sierra Timeshare Receivables Funding LLC, Ser 2015-1A, Cl A
2.400%, 03/22/2032 (B)	2,188	2,190
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.788%, 05/26/2020 (A)	3,601	3,589
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.988%, 02/25/2021 (A)	2,389	2,387
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.868%, 07/26/2021 (A)	1,513	1,510

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Soundview Home Equity Loan Trust, Ser 2005-4, Cl M2
0.958%, 03/25/2036 (A)	$3,458	$ 3,054
Soundview Home Equity Loan Trust, Ser 2006-EQ1, Cl A3
0.648%, 10/25/2036 (A)	1,500	1,339
Specialty Underwriting & Residential Finance Trust, Ser 2005-AB1, Cl M1
1.133%, 03/25/2036 (A)	1,244	1,232
SpringCastle America Funding LLC, Ser 2014-AA, Cl A
2.700%, 05/25/2023 (B)	629	630
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	415	416
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Ser 2015-T2, Cl AT2
2.620%, 01/15/2047 (B)	665	665
Stone Tower CLO VI, Ser 2007-6A, Cl C
2.029%, 04/17/2021 (A)(B)	1,500	1,449
Stone Tower CLO VII, Ser 2007-7A, Cl A3
1.803%, 08/30/2021 (A)(B)	1,771	1,764
Stoney Lane Funding I, Ser 2007-1A, Cl A1
0.919%, 04/18/2022 (A)(B)	673	665
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
0.668%, 04/25/2036 (A)	1,766	1,587
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF3, Cl M1
0.968%, 07/25/2035 (A)	1,500	1,436
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.754%, 07/25/2036 (A)(B)	379	378
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.638%, 02/25/2036 (A)	100	99
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl A4
0.798%, 09/25/2036 (A)	1,820	1,719
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC1, Cl A4
0.618%, 02/25/2037 (A)	5,183	4,681
Structured Asset Securities Mortgage Loan Trust, Ser 2008-BC4, Cl A3
0.738%, 11/25/2037 (A)	293	292
Symphony CLO III, Ser 2007-3A, Cl C
1.477%, 05/15/2019 (A)(B)	2,500	2,444
Symphony CLO V, Ser 2007-5A, Cl A1
1.430%, 01/15/2024 (A)(B)	1,571	1,559
Telos CLO, Ser 2007-2A, Cl D
2.880%, 04/15/2022 (A)(B)	3,000	2,789

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Tralee CDO, Ser 2007-1A, Cl B
1.379%, 04/16/2022 (A)(B)	$4,800	$ 4,558
Trimaran CLO VII, Ser 2007-1A, Cl A2L
1.023%, 06/15/2021 (A)(B)	5,500	5,439
Venture VIII CDO, Ser 2007-8A, Cl B
1.122%, 07/22/2021 (A)(B)	5,000	4,780
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (B)	6,000	6,000
Volvo Financial Equipment LLC, Ser 2015-1A, Cl A2
0.950%, 11/15/2017 (B)	416	416
Voya CLO II, Ser 2006-2A, Cl D
2.359%, 08/01/2020 (A)(B)	1,500	1,488
Voya CLO II, Ser 2006-2A, Cl A2
1.099%, 08/01/2020 (A)(B)	203	203
Voya CLO II, Ser 2006-2A, Cl C
1.459%, 08/01/2020 (A)(B)	3,000	2,983
Voya CLO V, Ser 2007-5A, Cl C
3.607%, 05/01/2022 (A)(B)	1,000	998
Voya CLO, Ser 2013-1A, Cl A1
1.820%, 04/15/2024 (A)(B)	3,555	3,529
Voya CLO, Ser 2014-1A, Cl A1
2.179%, 04/18/2026 (A)(B)	970	970
Voya CLO, Ser 2014-1RA, Cl A1R
1.856%, 03/14/2022 (A)(B)	530	530
Voya CLO, Ser 2014-1RA, Cl A2R
2.506%, 03/14/2022 (A)(B)	600	600
Westgate Resorts LLC, Ser 2015-1A, Cl A
2.750%, 05/20/2027 (B)	1,741	1,744
Westgate Resorts LLC, Ser 2015-2A, Cl B
4.000%, 07/20/2028 (B)	541	537

		324,921

Total Asset-Backed Securities (Cost $544,439) ($ Thousands)		547,663

CORPORATE OBLIGATIONS — 7.6%

Consumer Discretionary — 1.1%
AutoZone
1.625%, 04/21/2019	90	90
CCO Holdings LLC
5.250%, 09/30/2022	2,750	2,888
5.125%, 02/15/2023	700	735
Daimler Finance North America LLC
1.106%, 03/02/2018 (A)(B)	1,000	1,000
Dollar Tree
5.750%, 03/01/2023	1,015	1,092
Ford Motor Credit LLC
1.897%, 08/12/2019	500	500
1.724%, 12/06/2017	500	501
1.605%, 01/09/2018 (A)	750	752
1.486%, 03/12/2019 (A)	500	500

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Motors Financial
2.400%, 04/10/2018	$1,000	$ 1,008
NBCUniversal Enterprise
1.365%, 04/15/2018 (A)(B)	400	403
Nissan Motor Acceptance MTN
1.500%, 03/02/2018 (B)	550	551
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (B)	1,023	1,031
Sinclair Television Group
5.625%, 08/01/2024 (B)	2,600	2,708
Sirius XM Radio
5.375%, 04/15/2025 (B)	385	403
5.375%, 07/15/2026 (B)	1,665	1,713
4.625%, 05/15/2023 (B)	800	809
Time Warner Cable
5.850%, 05/01/2017	350	360
Tribune Media
5.875%, 07/15/2022	2,400	2,454
Volkswagen Group of America Finance LLC
1.281%, 05/22/2018 (A)(B)	500	497
1.250%, 05/23/2017 (B)	500	499
William Carter
5.250%, 08/15/2021	2,615	2,756

		23,250

Consumer Staples — 0.4%
Anheuser-Busch InBev Finance
2.017%, 02/01/2021 (A)	450	462
1.900%, 02/01/2019	360	364
BAT International Finance
2.125%, 06/07/2017 (B)	1,000	1,008
1.163%, 06/15/2018 (A)(B)	800	802
Baxalta
1.427%, 06/22/2018 (A)	850	847
Bayer US Finance LLC
0.936%, 10/06/2017 (A)(B)	700	698
CVS Health
1.900%, 07/20/2018	500	506
JM Smucker
1.750%, 03/15/2018	265	267
Kroger
2.000%, 01/15/2019	245	248
Molson Coors Brewing
1.450%, 07/15/2019	190	190
Mondelez International
1.277%, 02/01/2019 (A)	1,000	997
Reynolds American
2.300%, 06/12/2018	890	904
SABMiller Holdings
1.447%, 08/01/2018 (A)(B)	600	600

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walgreens Boots Alliance
1.750%, 05/30/2018	$600	$ 604

		8,497

Energy — 1.1%
Anadarko Petroleum
6.950%, 06/15/2019	311	345
Atwood Oceanics
6.500%, 02/01/2020	1,700	1,339
Blue Racer Midstream LLC
6.125%, 11/15/2022 (B)	917	883
BP Capital Markets(A)
1.317%, 05/10/2018	400	402
1.270%, 09/26/2018	850	855
1.242%, 02/13/2018	600	599
Canadian Natural Resources
5.700%, 05/15/2017	150	155
ConocoPhillips
1.500%, 05/15/2018	525	525
Enbridge
1.136%, 06/02/2017 (A)	900	892
Energy Transfer Partners
2.500%, 06/15/2018	525	530
Genesis Energy
6.750%, 08/01/2022	2,654	2,707
6.000%, 05/15/2023	795	791
Gibson Energy
6.750%, 07/15/2021 (B)	599	608
Halcon Resources
8.625%, 02/01/2020 (B)(E)	1,360	1,292
Hess
8.125%, 02/15/2019	280	317
1.300%, 06/15/2017	225	223
Kinder Morgan
2.000%, 12/01/2017	345	345
Noble Energy
8.250%, 03/01/2019	325	370
Regency Energy Partners
5.000%, 10/01/2022	2,500	2,658
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	2,500	2,675
Schlumberger Holdings
1.900%, 12/21/2017 (B)	800	804
Shell International Finance
1.375%, 05/10/2019	600	600
Suncor Energy
6.100%, 06/01/2018	475	510
Targa Resources Partners
6.750%, 03/15/2024 (B)	1,300	1,381
Total Capital International
1.377%, 08/10/2018 (A)	400	401
TransCanada PipeLines
1.457%, 01/12/2018 (A)	1,100	1,096

		23,303

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Financials — 2.3%
ABN AMRO Bank
4.250%, 02/02/2017 (B)	$565	$ 572
American Honda Finance MTN
1.500%, 03/13/2018	600	603
Australia & New Zealand Banking Group
1.377%, 05/15/2018 (A)	250	251
Bank of America MTN
1.700%, 08/25/2017	800	803
Bank of America(A)
1.720%, 01/15/2019	700	708
1.130%, 06/05/2017	500	500
Bank of Montreal MTN
1.265%, 04/09/2018 (A)	350	352
Bank of New York Mellon MTN
1.120%, 03/06/2018 (A)	325	325
Bank of Nova Scotia
1.650%, 06/14/2019	500	500
Bank of Tokyo-Mitsubishi UFJ(A)
1.230%, 03/05/2018 (B)	900	899
0.971%, 09/08/2017 (B)	500	498
Barclays Bank PLC MTN
6.050%, 12/04/2017 (B)	575	604
Berkshire Hathaway
1.150%, 08/15/2018	550	551
Boart Longyear Management
10.000%, 10/01/2018 (B)	2,417	1,680
Branch Banking & Trust
1.450%, 05/10/2019	425	425
1.350%, 10/01/2017	450	451
Capital One
1.458%, 02/05/2018 (A)	750	749
Capital One Bank USA
1.300%, 06/05/2017	850	850
Citigroup
2.050%, 06/07/2019	500	504
1.431%, 04/08/2019 (A)	650	651
1.424%, 04/27/2018 (A)	450	451
Citizens Bank MTN
1.600%, 12/04/2017	1,000	998
Commonwealth Bank of Australia MTN
1.056%, 03/12/2018 (A)(B)	850	849
Credit Agricole MTN
1.628%, 06/10/2020 (A)(B)	1,000	1,003
Credit Suisse NY
1.700%, 04/27/2018	850	851
Daimler Finance North America LLC
1.650%, 05/18/2018 (B)	300	301

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.500%, 07/05/2019 (B)	$625	$ 623
Danske Bank
1.410%, 09/06/2019 (A)(B)	600	600
Deutsche Bank
1.497%, 02/13/2018 (A)	650	643
General Electric MTN
1.363%, 04/02/2018 (A)	275	277
Goldman Sachs Group MTN
1.917%, 11/15/2018 (A)	750	758
Goldman Sachs Group(A)
1.952%, 04/30/2018	180	182
1.875%, 04/23/2020	725	732
Hartford Financial Services Group
5.375%, 03/15/2017	1,000	1,020
HSBC Bank
1.457%, 05/15/2018 (A)(B)	200	200
HSBC USA
1.520%, 09/24/2018 (A)	300	299
Huntington National Bank
1.700%, 02/26/2018	800	802
Hutchison Whampoa International
1.625%, 10/31/2017 (B)	600	601
Hyundai Capital America MTN
2.000%, 03/19/2018 (B)	375	377
2.000%, 07/01/2019 (B)	400	403
ING Bank
1.650%, 08/15/2019 (B)	300	300
1.336%, 10/01/2019 (A)(B)	500	501
Jackson National Life Global Funding
1.875%, 10/15/2018 (B)	600	606
JPMorgan Chase(A)
1.670%, 01/23/2020	500	506
1.615%, 01/25/2018	200	201
1.373%, 01/28/2019	700	703
JPMorgan Chase Capital XXI
1.709%, 02/02/2037 (A)	250	202
KeyBank
2.350%, 03/08/2019	1,000	1,019
Lloyds Bank
1.175%, 03/16/2018 (A)	1,250	1,247
Manufacturers & Traders Trust
1.400%, 07/25/2017	700	702
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	260	262
Mizuho Bank
1.280%, 03/26/2018 (A)(B)	800	799
Morgan Stanley MTN
5.950%, 12/28/2017	245	259
Morgan Stanley
1.565%, 01/24/2019 (A)	650	654
MSCI
5.750%, 08/15/2025 (B)	1,117	1,210
5.250%, 11/15/2024 (B)	955	1,015

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PNC Bank MTN
1.850%, 07/20/2018	$500	$ 505
1.093%, 06/01/2018 (A)	850	851
Principal Life Global Funding II
1.500%, 04/18/2019 (B)	650	647
Protective Life Global Funding
1.722%, 04/15/2019 (B)	515	516
Prudential Financial MTN
1.597%, 08/15/2018 (A)	700	699
Reinsurance Group of America
5.625%, 03/15/2017	200	204
Royal Bank of Canada MTN
1.358%, 12/10/2018 (A)	650	652
Santander Bank
1.597%, 01/12/2018 (A)	1,250	1,244
Societe Generale MTN
1.726%, 10/01/2018 (A)	500	504
Standard Chartered MTN
1.319%, 04/17/2018 (A)(B)	1,000	995
Sumitomo Mitsui Banking
1.268%, 01/16/2018 (A)	500	500
Svenska Handelsbanken MTN
1.326%, 09/06/2019 (A)	670	670
Synchrony Financial
1.989%, 02/03/2020 (A)	1,000	978
1.875%, 08/15/2017	455	456
Toronto-Dominion Bank MTN
1.450%, 08/13/2019	400	400
0.956%, 03/13/2018 (A)	700	698
UBS MTN
1.523%, 06/01/2020 (A)	1,000	999
Unitrin
6.000%, 05/15/2017	110	113
US Bank MTN
1.450%, 01/29/2018	500	502
WEA Finance LLC
1.750%, 09/15/2017 (B)	350	351
Wells Fargo MTN
1.432%, 01/30/2020 (A)	1,000	1,007
Westpac Banking
1.289%, 01/17/2019 (A)	550	551

		48,674

Health Care — 0.7%
AbbVie
1.800%, 05/14/2018	650	654
Actavis Funding SCS
1.736%, 03/12/2018 (A)	4,100	4,134
1.300%, 06/15/2017	800	798
Aetna
1.700%, 06/07/2018	850	856

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Becton Dickinson
1.800%, 12/15/2017	$1,000	$ 1,006
Catholic Health Initiatives
2.600%, 08/01/2018	430	437
Celgene
2.125%, 08/15/2018	400	405
DaVita HealthCare Partners
5.000%, 05/01/2025	2,325	2,356
LifePoint Health
5.500%, 12/01/2021	1,225	1,280
Medtronic
1.500%, 03/15/2018	425	427
Mylan
1.350%, 11/29/2016	650	651
Providence Health & Services Obligated Group
1.446%, 10/01/2016 (A)	650	650
Teva Pharmaceutical Finance Netherlands III BV
1.400%, 07/20/2018	900	898
Thermo Fisher Scientific
1.300%, 02/01/2017	225	225
Zimmer Holdings
1.450%, 04/01/2017	950	951

		15,728

Industrials — 0.7%
Air Lease
2.125%, 01/15/2018	310	310
Fortive
1.800%, 06/15/2019 (B)	445	449
GATX
1.250%, 03/04/2017	345	345
General Electric MTN(A)
1.285%, 01/09/2020	1,000	1,006
1.183%, 01/14/2019	400	402
International Lease Finance
6.750%, 09/01/2016 (B)	650	650
Nielsen Finance LLC
5.000%, 04/15/2022 (B)	5,040	5,178
Norbord
5.375%, 12/01/2020 (B)	3,409	3,598
PACCAR Financial MTN
1.300%, 05/10/2019	255	255
Sensata Technologies
5.000%, 10/01/2025 (B)	1,426	1,476
TTX MTN
2.250%, 02/01/2019 (B)	270	273

		13,942

Information Technology — 0.2%
Bankrate
6.125%, 08/15/2018 (B)	3,145	3,177

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	27

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
eBay
2.500%, 03/09/2018	$400	$ 406
Fidelity National Information Services
2.850%, 10/15/2018	400	410
1.450%, 06/05/2017	295	295
Hewlett Packard Enterprise
2.450%, 10/05/2017 (B)	850	857

		5,145

Materials — 0.1%
Ball
5.250%, 07/01/2025	1,054	1,141
Owens-Brockway Glass Container
5.875%, 08/15/2023 (B)	755	827

		1,968

Real Estate — 0.2%
Equinix
5.750%, 01/01/2025	3,535	3,782
RHP Hotel Properties
5.000%, 04/15/2023	1,035	1,053
Ventas Realty
1.250%, 04/17/2017	170	170

		5,005

Telecommunication Services — 0.6%
AT&T
1.561%, 06/30/2020 (A)	750	757
British Telecommunications
1.250%, 02/14/2017	415	415
CommScope
5.000%, 06/15/2021 (B)	1,000	1,037
CSC Holdings
8.625%, 02/15/2019	1,090	1,221
SFR Group
7.375%, 05/01/2026 (B)	3,000	3,097
SoftBank Group
4.500%, 04/15/2020 (B)	751	781
Thomson Reuters
1.650%, 09/29/2017	395	397
1.300%, 02/23/2017	400	401
Verizon Communications
2.406%, 09/14/2018 (A)	435	448
2.183%, 09/15/2016 (A)	3,000	3,001
1.375%, 08/15/2019	585	584

		12,139

Utilities — 0.2%
Emera US Finance
2.150%, 06/15/2019 (B)	230	232
Eversource Energy
1.600%, 01/15/2018	290	291

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Exelon
1.550%, 06/09/2017	$270	$ 271
NextEra Energy Capital Holdings
1.649%, 09/01/2018	145	145
Southern
1.550%, 07/01/2018	450	452
1.300%, 08/15/2017	545	546
Talen Energy Supply LLC
4.625%, 07/15/2019 (B)	2,045	1,922
WEC Energy Group
1.650%, 06/15/2018	700	705

		4,564

Total Corporate Obligations (Cost $160,803) ($ Thousands)		162,215

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
FFCB
0.850%, 10/20/2017	1,000	1,000
0.670%, 10/18/2017	1,000	999
FHLB
0.875%, 05/24/2017	4,500	4,509
0.750%, 09/08/2017	3,000	3,000
0.625%, 05/30/2017	3,000	3,000

Total U.S. Government Agency Obligations (Cost $12,505) ($ Thousands)		12,508

	Shares
PREFERRED STOCK — 0.1%
Public Storage, 5.900%	75,000	1,931

Total Preferred Stock (Cost $1,714) ($ Thousands)		1,931

	Face Amount (Thousands)
MUNICIPAL BONDS — 0.1%
California — 0.1%
University of California, Ser Y-1, RB Callable 01/01/2017 @ 100
1.023%, 07/01/2041(A)	755	755

Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	500	510

28	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

North Carolina — 0.0%
North Carolina State, Eastern Municipal Power Agency, RB
1.561%, 07/01/2017	$655	$ 657

Total Municipal Bonds (Cost $1,910) ($ Thousands)		1,922

COLLATERALIZED DEBT OBLIGATION — 0.0%
Battalion CLO, Ser 2007-1A, Cl E
4.923%, 07/14/2022 (A)(B)	600	595

Total Collateralized Debt Obligation (Cost $566) ($ Thousands)		595

	Shares
COMMON STOCK — 0.0%
Energy & Exploration Partners *	100	56
Millennium Private Equity *	52,886	40

Total Common Stock (Cost $986) ($ Thousands)		96

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **†	85,757,872	85,758

Total Cash Equivalent (Cost $85,758) ($ Thousands)		85,758

	Face Amount (Thousands)
REPURCHASE AGREEMENT(F) — 0.4%
BNP Paribas
0.330%, dated 08/31/16, to be repurchased on 09/01/16, repurchase price $9,700,089 (collateralized by various FNMA and GNMA obligations, ranging in par value $1,036 - $6,945,000, 0.000% - 6.500%, 04/30/17 - 05/01/43, with total market value $9,894,012)	9,700	9,700

Total Repurchase Agreement (Cost $9,700) ($ Thousands)		9,700

Total Investments — 101.9% (Cost $2,195,662) ($ Thousands) @		$ 2,181,993

A list of the open futures contracts held by the Fund at August 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

U.S. 10-Year Treasury Note	(16)	Dec-2016	$5
U.S. 2-Year Treasury Note	(100)	Dec-2016	9
U.S. 5-Year Treasury Note	40	Dec-2016	(9)
U.S. Long Treasury Bond	(1)	Dec-2016	–

			$5

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,142,146 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2016.
†	Investment in Affiliated Security.
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2016.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2016, the value of these securities amounted to $433,418 ($ Thousands), representing 20.2% of the net assets of the Fund.
(C)	Unsettled bank loan. Interest rate not available.
(D)	Unfunded bank loan.
(E)	Security is in default on interest payment.
(F)	Tri-Party Repurchase Agreement.

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $2,195,662 ($ Thousands), and the unrealized appreciation and depreciation were $17,601 ($ Thousands) and ($31,270) ($ Thousands), respectively.

ABS — Asset-Backed Security

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

FDIC— Federal Deposit Insurance Company

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

LLC — Limited Liability Company

LP — Limited Partnership

Ltd — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — U.S. Dollar

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	29

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Opportunistic Income Fund (Concluded)

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 †	Total

Mortgage-Backed Securities	$–	$774,706	$–	$774,706
Loan Participations	–	584,790	109	584,899
Asset-Backed Securities	–	546,733	930	547,663
Corporate Obligations	–	162,215	–	162,215
U.S. Government Agency Obligations	–	12,508	–	12,508
Preferred Stock	1,931	–	–	1,931
Municipal Bonds	–	1,922	–	1,922
Collateralized Debt Obligation	–	595	–	595
Common Stock	96	–	–	96
Cash Equivalent	85,758	–	–	85,758
Repurchase Agreement	–	9,700	–	9,700

Total Investments in Securities	$87,785	$2,093,169	$1,039	$2,181,993

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$14	$–	$–	$14
Unrealized Depreciation	(9)	–	–	(9)

Total Other Financial Instruments	$5	$–	$–	$5

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2016 ($ Thousands):

Security Description	Value 05/31/16	Purchases at Cost	Proceeds from Sales	Value 08/31/16	Dividend Income

SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 67,573	$ 59,855	$ (127,428)	$ —	$ 13
SEI Daily Income Trust, Government Fund, Class A	—	230,110	(144,352)	85,758	25

Totals	$ 67,573	$ 289,965	$ (271,780)	$ 85,758	$ 38

30	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 31.0%
U.S. Treasury Bills
0.355%, 01/19/2017 (F)	$55,290	$ 55,210
0.336%, 01/05/2017 (F)	25,280	25,249
0.261%, 09/15/2016 (F)(H)	40,235	40,232
0.240%, 10/20/2016 (F)	27,950	27,942
0.233%, 09/29/2016 (F)(H)	85	85
U.S. Treasury Bonds
4.250%, 05/15/2039	230	321
3.875%, 08/15/2040	150	199
3.750%, 11/15/2043	5,520	7,331
3.000%, 11/15/2044	713	830
3.000%, 05/15/2045	60,551	70,494
3.000%, 11/15/2045	37,822	44,076
2.875%, 08/15/2045	67,225	76,453
2.750%, 08/15/2042	9,025	10,038
2.750%, 11/15/2042	90	100
2.500%, 02/15/2045 (H)	103,153	108,939
2.500%, 02/15/2046	40,078	42,346
2.500%, 05/15/2046	105,049	111,184
2.250%, 08/15/2046	9,064	9,099
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	588	696
1.750%, 01/15/2028	2,612	3,041
1.375%, 02/15/2044	15,338	18,308
1.000%, 02/15/2046	1,190	1,304
0.750%, 02/15/2042	768	795
0.750%, 02/15/2045	12,022	12,497
0.625%, 01/15/2024	2,408	2,504
0.625%, 01/15/2026	20	21
0.625%, 02/15/2043	19,888	20,055
0.375%, 07/15/2023	1,554	1,594
0.375%, 07/15/2025	14,769	15,111
0.250%, 01/15/2025	10,156	10,252
U.S. Treasury Notes
3.500%, 05/15/2020	17,900	19,480
2.750%, 11/15/2023	500	545
2.625%, 11/15/2020	59,125	62,705
2.500%, 08/15/2023	120	129
2.375%, 08/15/2024	110	117
2.125%, 08/31/2020	19,980	20,769
2.125%, 08/15/2021	17,741	18,510
2.000%, 09/30/2020	5,220	5,401
2.000%, 10/31/2021	53,636	55,658
2.000%, 11/30/2022	12,655	13,126
2.000%, 02/15/2025	500	519
1.875%, 08/31/2017	45,430	45,957
1.875%, 10/31/2017	590	598
1.875%, 05/31/2022	660	680
1.750%, 03/31/2022	90	92
1.625%, 08/31/2019	11,215	11,445
1.625%, 06/30/2020	350	357
1.625%, 11/30/2020	25,214	25,722

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.625%, 11/15/2022	$250	$ 254
1.625%, 05/15/2026	39,634	39,784
1.500%, 08/15/2026	29,977	29,786
1.375%, 10/31/2020	110	111
1.375%, 01/31/2021	31,334	31,618
1.375%, 04/30/2021	40,604	40,956
1.375%, 08/31/2023	25,596	25,486
1.250%, 07/31/2023	19,750	19,515
1.125%, 06/15/2018	6,429	6,466
1.125%, 06/30/2021	8,604	8,579
1.125%, 07/31/2021	108,277	107,926
1.125%, 08/31/2021	23,155	23,093
1.000%, 12/15/2017	7,570	7,595
1.000%, 05/15/2018	9,438	9,472
1.000%, 09/15/2018	3,110	3,121
1.000%, 08/31/2019	10,085	10,108
1.000%, 09/30/2019	15,236	15,266
0.875%, 10/15/2017	3,970	3,977
0.875%, 11/15/2017	5,085	5,094
0.875%, 03/31/2018	19,451	19,481
0.875%, 05/31/2018	54,728	54,811
0.875%, 06/15/2019	47,448	47,413
0.750%, 10/31/2017	41,790	41,806
0.750%, 02/28/2018	38,653	38,642
0.750%, 07/31/2018	35,899	35,867
0.750%, 08/31/2018	16,099	16,083
0.750%, 07/15/2019	29,945	29,814
0.750%, 08/15/2019	13,588	13,526
U.S. Treasury STRIPS
2.765%, 08/15/2045 (A)	7,195	3,674
2.736%, 05/15/2045 (A)	13,405	6,891

Total U.S. Treasury Obligations (Cost $1,638,718) ($ Thousands)		1,694,331

MORTGAGE-BACKED SECURITIES — 29.4%

Agency Mortgage-Backed Obligations — 25.0%
FHLMC
10.000%, 03/17/2026	213	221
7.500%, 08/01/2030 to 12/01/2036	758	905
7.000%, 05/01/2024 to 03/01/2039	221	255
6.500%, 06/01/2017 to 09/01/2039	2,093	2,412
6.000%, 11/01/2017 to 08/01/2038	2,732	3,068
5.500%, 02/01/2035 to 12/01/2038	4,012	4,610
5.000%, 04/01/2020 to 06/01/2044	5,605	6,099
4.500%, 08/01/2020 to 03/01/2044	20,959	22,990
4.000%, 10/01/2025 to 07/01/2046	100,075	108,509
3.500%, 11/01/2029 to 06/01/2046	158,326	168,665
3.000%, 03/01/2031 to 09/01/2046	40,317	41,902
FHLMC ARM
3.439%, 05/01/2036 (B)	189	201

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.144%, 02/01/2041 (B)	$16	$ 17
3.090%, 02/01/2045 (B)	1,275	1,323
2.927%, 10/01/2036 (B)	728	774
2.885%, 12/01/2036 (B)	241	257
2.818%, 05/01/2045 (B)	1,044	1,080
2.615%, 01/01/2037 (B)	858	913
2.537%, 07/01/2042 (B)	1,311	1,350
2.494%, 09/01/2036 (B)	2,856	3,019
2.419%, 08/01/2037 (B)	723	763
2.345%, 10/01/2036 (B)	70	74
2.331%, 05/01/2037 (B)	1,951	2,035
1.938%, 08/01/2037 (B)	570	593
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	1	1
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	26	30
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	256	295
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	79	88
FHLMC CMO, Ser 2003-2671, Cl S
13.828%, 09/15/2033 (B)	107	141
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	223	240
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	522	582
FHLMC CMO, Ser 2005-2945, Cl SA
11.380%, 03/15/2020 (B)	224	240
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/2020 (A)	21	21
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	24	23
FHLMC CMO, Ser 2007-3346, Cl FA
0.738%, 02/15/2019 (B)	675	675
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.522%, 05/15/2038 (B)	710	90
FHLMC CMO, Ser 2009-3546, Cl A
2.185%, 02/15/2039 (B)	170	173
FHLMC CMO, Ser 2010-3621, Cl SB, IO
5.722%, 01/15/2040 (B)	207	36
FHLMC CMO, Ser 2012-4030, Cl HS, IO
6.102%, 04/15/2042 (B)	121	23
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.542%, 07/15/2042 (B)	270	65
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	2,411	217
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	4,743	4,866
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	1,022	117
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.642%, 11/15/2042 (B)	259	48

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.642%, 11/15/2042 (B)	$279	$ 49
FHLMC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	10,366	10,569
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	791	93
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,511	1,495
FHLMC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,382
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	1,817	1,929
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.621%, 07/25/2021 (B)	2,924	194
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.546%, 10/25/2021 (B)	521	34
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	1,030	1,082
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	3,220	3,601
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A2
2.328%, 06/25/2021	950	974
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	742	841
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
5.442%, 05/15/2041 (B)	1,286	162
FHLMC STRIPS CMO, Ser 2013-300, Cl 300
3.000%, 01/15/2043	3,318	3,444
FHLMC TBA
3.500%, 09/15/2041 to 10/15/2041	12,900	13,574
3.000%, 10/15/2042	7,000	7,248
FNMA
8.000%, 05/01/2023 to 06/01/2031	77	92
7.500%, 06/01/2030 to 04/01/2039	701	878
7.000%, 11/01/2017 to 02/01/2039	2,134	2,500
6.500%, 05/01/2017 to 10/01/2037	1,334	1,531
6.000%, 10/01/2019 to 10/01/2040	6,127	7,028
5.500%, 06/01/2020 to 08/01/2038	8,521	9,366
5.000%, 02/01/2020 to 11/01/2040	11,195	12,520
4.540%, 01/01/2020 to 05/01/2021	2,793	3,069
4.500%, 01/01/2020 to 06/01/2046	48,266	53,269
4.338%, 11/01/2021	5,570	6,127
4.250%, 04/01/2021	2,000	2,216
4.120%, 04/01/2020	1,097	1,187
4.060%, 07/01/2021	2,237	2,463
4.050%, 01/01/2021	1,430	1,570

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
4.040%, 10/01/2020	$2,120	$ 2,315
4.000%, 07/01/2020 to 07/01/2046	168,657	182,522
3.980%, 08/01/2021	4,452	4,880
3.850%, 08/01/2025	3,454	3,895
3.762%, 12/01/2020	2,518	2,719
3.740%, 07/01/2020	1,291	1,386
3.619%, 12/01/2020	3,513	3,782
3.583%, 09/01/2020	6,151	6,597
3.500%, 12/01/2029 to 08/01/2046	102,942	109,903
3.290%, 10/01/2020	953	1,014
3.230%, 11/01/2020	1,404	1,492
3.010%, 05/01/2028	2,960	3,154
3.000%, 06/01/2031 to 09/01/2042	27,216	28,540
2.950%, 05/01/2031	3,402	3,577
2.830%, 06/01/2022	2,518	2,659
2.820%, 06/01/2022	2,864	3,024
2.810%, 04/01/2025	250	264
2.500%, 10/01/2042	4,517	4,580
FNMA ACES, Ser 2016-M6, Cl A2
2.488%, 05/25/2026	3,205	3,295
FNMA ARM
5.520%, 05/01/2037 (B)	13	13
4.369%, 04/01/2040 (B)	836	889
2.832%, 05/01/2043 (B)	551	573
2.811%, 05/01/2038 (B)	772	816
2.792%, 03/01/2037 (B)	1,254	1,323
2.756%, 01/01/2045 (B)	1,252	1,297
2.743%, 06/01/2041 (B)	2,280	2,402
2.735%, 01/01/2045 (B)	2,080	2,149
2.482%, 12/01/2035 (B)	36	38
2.480%, 02/01/2042 (B)	2,987	3,127
2.428%, 06/01/2042 (B)	1,211	1,249
2.217%, 05/01/2037 (B)	1,092	1,131
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	135	149
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	146	162
FNMA CMO, Ser 1992-96, Cl B, PO
0.000%, 05/25/2022 (A)	–	–
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023 (B)	74	92
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	359	392
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	287	316
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	253	284
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	213	245
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	178	197

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	$28	$ 32
FNMA CMO, Ser 2002-10, Cl SB
18.029%, 03/25/2017 (B)	2	2
FNMA CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034 (B)	18	22
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	515	582
FNMA CMO, Ser 2005-74, Cl CS
18.678%, 05/25/2035 (B)	187	265
FNMA CMO, Ser 2006-104, Cl MI, IO
6.226%, 11/25/2036 (B)	1,977	301
FNMA CMO, Ser 2006-125, Cl SM, IO
6.712%, 01/25/2037 (B)	858	168
FNMA CMO, Ser 2006-33, Cl LS
27.955%, 05/25/2036 (B)	127	230
FNMA CMO, Ser 2006-46, Cl SW
22.277%, 06/25/2036 (B)	107	159
FNMA CMO, Ser 2006-51, Cl SP, IO
6.162%, 03/25/2036 (B)	151	27
FNMA CMO, Ser 2007-108, Cl AN
8.204%, 11/25/2037 (B)	344	417
FNMA CMO, Ser 2007-64, Cl FA
0.994%, 07/25/2037 (B)	24	24
FNMA CMO, Ser 2007-68, Cl SC, IO
6.212%, 07/25/2037 (B)	377	73
FNMA CMO, Ser 2008-22, Cl SI, IO
5.942%, 03/25/2037 (B)	3,881	232
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	77	86
FNMA CMO, Ser 2009-103, Cl MB
2.758%, 12/25/2039 (B)	417	440
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	2,990	2,803
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,952
FNMA CMO, Ser 2010-150, Cl SK, IO
6.345%, 01/25/2041 (B)	1,162	220
FNMA CMO, Ser 2010-27, Cl AS, IO
5.992%, 04/25/2040 (B)	1,498	331
FNMA CMO, Ser 2011-2, Cl WA
5.820%, 02/25/2051 (B)	215	238
FNMA CMO, Ser 2011-75, Cl FA
1.038%, 08/25/2041 (B)	268	271
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	1,951	157
FNMA CMO, Ser 2011-96, Cl SA, IO
6.062%, 10/25/2041 (B)	2,713	519
FNMA CMO, Ser 2012-112, Cl DA
3.000%, 10/25/2042	5,988	6,212
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.662%, 11/25/2042 (B)	847	181

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-128, Cl SL, IO
5.662%, 11/25/2042 (B)	$641	$ 129
FNMA CMO, Ser 2012-133, Cl CS, IO
5.662%, 12/25/2042 (B)	1,572	277
FNMA CMO, Ser 2012-133, Cl SA, IO
5.662%, 12/25/2042 (B)	272	51
FNMA CMO, Ser 2012-134, Cl MS, IO
5.662%, 12/25/2042 (B)	757	170
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	1,585	1,647
FNMA CMO, Ser 2012-139, Cl DI, IO
3.000%, 12/25/2027	1,574	139
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	85	94
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	1,087	1,243
FNMA CMO, Ser 2012-70, Cl YS, IO
6.162%, 02/25/2041 (B)	475	59
FNMA CMO, Ser 2012-74, Cl SA, IO
6.162%, 03/25/2042 (B)	1,304	236
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (A)	90	82
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (A)	180	163
FNMA CMO, Ser 2012-75, Cl NS, IO
6.112%, 07/25/2042 (B)	480	88
FNMA CMO, Ser 2012-93, Cl IB, IO
3.000%, 09/25/2027	6,125	598
FNMA CMO, Ser 2012-M14, Cl X1, IO
4.192%, 02/25/2017 (B)	4,070	30
FNMA CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043 (A)	4,172	3,530
FNMA CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043 (A)	1,818	1,521
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	1,563	142
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	2,498	2,888
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	2,598	2,935
FNMA CMO, Ser 2014-M12, Cl FA
0.739%, 10/25/2021 (B)	2,526	2,526
FNMA CMO, Ser 2014-M3, Cl X2, IO
0.105%, 01/25/2024 (B)	66,317	387
FNMA CMO, Ser 2015-M8, Cl X2, IO
0.180%, 01/25/2025 (B)	89,230	1,114
FNMA CMO, Ser 2016-59, Cl CA
3.500%, 09/25/2043	5,843	6,098
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	300	59

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/2033	$413	$ 78
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	2,337	197
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	1,436	200
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	1,680	258
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	1,621	258
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	3,272	279
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	900	922
FNMA Multifamily Megas, Ser 141, Cl 1
2.966%, 05/01/2027 (B)	4,945	5,256
FNMA TBA
4.500%, 09/15/2033	7,980	8,717
4.000%, 09/14/2039 to 10/14/2039	5,600	5,996
3.500%, 09/01/2040 to 11/01/2040	28,895	30,415
3.000%, 09/25/2026 to 11/15/2042	57,530	59,596
2.500%, 09/15/2027 to 10/15/2027	32,055	33,083
GNMA
9.500%, 12/15/2020	1	1
7.000%, 12/20/2017 to 05/15/2033	1,026	1,154
6.500%, 01/15/2024 to 07/15/2035	2,250	2,604
6.000%, 12/15/2023 to 10/20/2040	7,430	8,614
5.000%, 07/20/2040 to 11/20/2045	801	887
4.500%, 01/20/2040 to 06/20/2046	13,828	15,184
4.000%, 10/15/2041 to 08/20/2046	33,826	36,531
3.500%, 03/20/2046 to 07/15/2046	19,725	20,956
3.000%, 04/15/2045 to 08/20/2046	16,288	17,092
GNMA ARM
2.020%, 01/20/2060 (B)	1,030	1,054
1.625%, 07/20/2034 (B)	13	13
GNMA CMO, Ser 2001-22, Cl PS
19.751%, 03/17/2031 (B)	315	519
GNMA CMO, Ser 2002-57, Cl SB
104.900%, 08/16/2032	38	165
GNMA CMO, Ser 2003-60, Cl GS
11.572%, 05/16/2033 (B)	36	42
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	29	30
GNMA CMO, Ser 2005-7, Cl JM
15.605%, 05/18/2034 (B)	10	13

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2006-16, Cl GS, IO
6.504%, 04/20/2036 (B)	$842	$ 151
GNMA CMO, Ser 2007-78, Cl SA, IO
6.048%, 12/16/2037 (B)	4,808	840
GNMA CMO, Ser 2009-106, Cl KS, IO
5.914%, 11/20/2039 (B)	6,413	1,139
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,659
GNMA CMO, Ser 2009-66, Cl XS, IO
6.318%, 07/16/2039 (B)	62	8
GNMA CMO, Ser 2009-8, Cl PS, IO
5.818%, 08/16/2038 (B)	56	7
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032 (A)	153	148
GNMA CMO, Ser 2010-31, Cl GS, IO
5.988%, 03/20/2039 (B)	276	18
GNMA CMO, Ser 2010-4, Cl SL, IO
5.918%, 01/16/2040 (B)	184	33
GNMA CMO, Ser 2010-4, Cl NS, IO
5.908%, 01/16/2040 (B)	8,778	1,561
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	2,590	2,754
GNMA CMO, Ser 2010-74, Cl C
4.244%, 05/16/2041 (B)	131	131
GNMA CMO, Ser 2010-85, Cl HS, IO
6.138%, 01/20/2040 (B)	706	76
GNMA CMO, Ser 2010-H10, Cl FC
1.449%, 05/20/2060 (B)	3,638	3,683
GNMA CMO, Ser 2010-H26, Cl LF
0.820%, 08/20/2058 (B)	4,924	4,875
GNMA CMO, Ser 2011-142, Cl IO, IO
0.814%, 09/16/2046 (B)	26,797	868
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	90	19
GNMA CMO, Ser 2011-H09, Cl AF
0.970%, 03/20/2061 (B)	1,376	1,371
GNMA CMO, Ser 2012-112, Cl IO, IO
0.364%, 02/16/2053 (B)	7,967	262
GNMA CMO, Ser 2012-124, Cl AS, IO
5.718%, 10/16/2042 (B)	1,249	233
GNMA CMO, Ser 2012-142, Cl IO, IO
1.079%, 04/16/2054 (B)	20,583	1,058
GNMA CMO, Ser 2012-27, Cl IO, IO
1.117%, 04/16/2053 (B)	11,398	508
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	1,581	106
GNMA CMO, Ser 2012-98, Cl SA, IO
5.666%, 08/16/2042 (B)	1,058	157
GNMA CMO, Ser 2013-145, Cl IO, IO
1.069%, 09/16/2044 (B)	10,652	643
GNMA CMO, Ser 2013-163, Cl IO, IO
1.173%, 02/16/2046 (B)	12,964	845

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2013-178, Cl IO, IO
0.868%, 06/16/2055 (B)	$5,886	$ 269
GNMA CMO, Ser 2013-63, Cl IO, IO
0.778%, 09/16/2051 (B)	8,586	484
GNMA CMO, Ser 2013-H01, Cl JA
0.790%, 01/20/2063 (B)	1,183	1,170
GNMA CMO, Ser 2013-H01, Cl TA
0.968%, 01/20/2063 (B)	1,395	1,394
GNMA CMO, Ser 2014-124, Cl IE, IO
0.797%, 05/16/2054 (B)	11,105	584
GNMA CMO, Ser 2014-47, Cl IA, IO
1.113%, 02/16/2048 (B)	3,612	182
GNMA CMO, Ser 2014-50, Cl IO, IO
0.948%, 09/16/2055 (B)	9,805	598
GNMA CMO, Ser 2014-H04, Cl FB
1.118%, 02/20/2064 (B)	2,582	2,587
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	728	140
GNMA TBA
3.500%, 09/15/2041	36,230	38,460
3.000%, 09/01/2042 to 11/01/2042	62,040	64,891
GNMA, Ser 2012-44, Cl A
2.170%, 04/16/2041	1,060	1,064
GNMA, Ser 2014-186, Cl IO, IO
0.824%, 08/16/2054 (B)	16,651	1,006
GNMA, Ser 2015-47, Cl AC
2.500%, 05/16/2055	1,114	1,126
GNMA, Ser 2015-73, Cl IO, IO
0.870%, 11/16/2055 (B)	13,928	908
GNMA, Ser 2015-85, Cl AB
2.800%, 02/16/2047 (B)	3,358	3,443
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.923%, 10/07/2020 (B)	5,469	5,480
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.843%, 11/06/2017 (B)	2,022	2,022
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
1.054%, 12/08/2020 (B)	344	345
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
1.054%, 12/08/2020 (B)	379	380
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.944%, 01/08/2020 (B)	43	43
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.894%, 02/06/2020 (B)	518	518

		1,362,446

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)

Non-Agency Mortgage-Backed Obligations — 4.4%
Alternative Loan Trust, Ser 2004-J6, PO
0.000%, 11/25/2031 (A)	$96	$ 84
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.379%, 03/26/2037 (B)(C)	378	376
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
3.034%, 11/28/2035 (B)(C)	226	223
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.066%, 11/25/2021 (B)	61	56
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.253%, 04/25/2037 (B)	195	165
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	15	16
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	190	197
Banc of America Funding, Ser 2004-C, Cl 1A1
3.082%, 12/20/2034 (B)	74	72
Banc of America Funding, Ser 2005-B, Cl 2A1
3.190%, 04/20/2035 (B)	2,581	2,272
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.072%, 08/26/2035 (B)(C)	134	134
Banc of America Funding, Ser 2015-R2, Cl 9A1
0.703%, 03/27/2036 (B)(C)	5,498	5,288
Banc of America Mortgage Securities, Ser 2003-A, Cl 2A2
3.258%, 02/25/2033 (B)	2	2
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
3.275%, 06/25/2033 (B)	127	126
Banc of America Mortgage Securities, Ser 2003-I, Cl 2A6
2.904%, 10/25/2033 (B)	5,068	5,126
Banc of America Re-Remic Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/2030 (C)	242	254
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
0.754%, 12/25/2036 (B)(C)	1,331	1,143
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	1,500	1,525
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (C)	243	252
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
3.014%, 04/26/2035 (B)(C)	24	24
BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
3.087%, 05/26/2035 (B)(C)	421	415
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.603%, 05/28/2036 (B)(C)	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.807%, 05/25/2034 (B)	$189	$ 178
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.343%, 05/25/2034 (B)	51	50
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.380%, 08/25/2035 (B)	179	180
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
1.228%, 11/25/2034 (B)	22	21
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.257%, 06/11/2041 (B)(C)	449	–
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (B)(C)	6,903	–
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.385%, 12/11/2049 (B)(C)	21,428	17
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 08/10/2049	551	566
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2049	551	550
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (B)(C)	1,329	1,472
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	950	956
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl ASB
3.091%, 05/10/2058	665	697
CG-CCRE Commercial Mortgage Trust, Ser 2014-FL1, Cl A
1.458%, 06/15/2031 (B)(C)	1,043	1,042
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.098%, 02/25/2037 (B)	115	115
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.949%, 02/25/2037 (B)	96	95
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.144%, 07/25/2037 (B)	188	186
Chevy Chase Funding LLC Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
0.878%, 10/25/2034 (B)	4,208	3,898
Chevy Chase Funding LLC Mortgage-Backed Certificates, Ser 2004-1A, Cl A2
0.854%, 01/25/2035 (B)(C)	3,803	3,427

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
2.939%, 08/25/2034 (B)	$268	$ 259
CHL Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	320	307
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	1,465	1,558
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	1,402	1,408
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	1,290	1,415
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	1,642	1,796
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.740%, 09/25/2033 (B)	195	194
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
3.188%, 02/25/2034 (B)	36	35
Citigroup Mortgage Loan Trust, Ser 2004-RR2, Cl A2
2.966%, 05/25/2034 (B)(C)	294	296
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
2.646%, 08/25/2034 (B)	96	92
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.985%, 11/25/2038 (B)(C)	295	293
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.516%, 09/25/2033 (B)(C)	249	251
COMM Mortgage Trust, Ser 2010-C1, Cl A2
3.830%, 07/10/2046 (C)	220	225
COMM Mortgage Trust, Ser 2012-CCRE4, Cl A2
1.801%, 10/15/2045	465	467
COMM Mortgage Trust, Ser 2012-CR1, Cl A2
2.350%, 05/15/2045	1,412	1,418
COMM Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/2045	209	223
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	1,345	1,522
COMM Mortgage Trust, Ser 2013-CCRE12, Cl A4
4.046%, 10/10/2046	155	174
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	533	545
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	190	215

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	$440	$ 490
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.084%, 10/10/2046 (B)	90	99
COMM Mortgage Trust, Ser 2013-CR6, Cl A1
0.719%, 03/10/2046	216	215
COMM Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	2,441	2,454
COMM Mortgage Trust, Ser 2013-LC13, Cl B
5.009%, 08/10/2046 (B)(C)	1,150	1,311
COMM Mortgage Trust, Ser 2014-CCRE18, Cl ASB
3.452%, 07/15/2047	808	862
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	119	122
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
1.632%, 06/15/2034 (B)(C)	1,066	1,067
COMM Mortgage Trust, Ser 2014-SAVS, Cl D
3.582%, 06/15/2034 (B)(C)	1,880	1,866
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.565%, 03/10/2047 (B)	15,351	1,062
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	502	546
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	504	537
COMM Mortgage Trust, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047	1,653	1,805
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	292	311
COMM Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/2035 (C)	1,460	1,551
COMM Mortgage Trust, Ser 2015-DC1, Cl A2
2.870%, 02/10/2048	135	139
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	1,470	1,603
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	90	94
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	123	123
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (C)	471	504
Commercial Mortgage Pass-Through Certificates, Ser 2014-277P, Cl A
3.732%, 08/10/2049 (B)(C)	1,350	1,476
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR19, Cl A5
3.796%, 08/10/2047	1,064	1,174

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 10/10/2046	$350	$ 350
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	953	948
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	385	401
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.555%, 08/25/2035 (B)	394	237
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (B)	732	741
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	315	319
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	144	152
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (B)(C)	55	55
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
3.222%, 07/28/2036 (B)(C)	141	141
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	639	706
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	327	354
CSMC Trust, Ser 2015-5R, Cl 1A1
1.066%, 09/27/2046 (C)	6,013	5,806
CSMC Trust, Ser 2015-GLPA, Cl A
3.881%, 11/15/2037 (C)	210	234
CSMC Trust, Ser 2016-BDWN, Cl A
3.408%, 02/15/2029 (B)(C)	4,260	4,230
CSMC Trust, Ser 2016-BDWN, Cl B
5.008%, 02/15/2029 (B)(C)	1,720	1,720
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (B)(C)	2,845	3,104
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (C)	32	32
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
1.283%, 11/19/2044 (B)	1,024	892
Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031 (C)	1,250	1,251

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.138%, 04/25/2024 (B)	$13,900	$ 14,017
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M2
2.924%, 08/25/2024 (B)	1,206	1,216
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M1
2.138%, 08/25/2024 (B)	165	165
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
3.325%, 07/25/2028 (B)	3,030	3,135
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
2.479%, 09/25/2034 (B)	233	226
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	27,514	247
FREMF Mortgage Trust, Ser 2014-K714, Cl C
3.849%, 01/25/2047 (B)(C)	390	383
GE Business Loan Trust, Ser 2007-1A, Cl A
0.678%, 04/16/2035 (B)(C)	1,003	929
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (B)	925	924
GS Mortgage Securities II, Ser 2011-GC5, Cl A2
2.999%, 08/10/2044	118	118
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.539%, 11/10/2039 (B)(C)	3,135	–
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.410%, 08/10/2044 (B)(C)	1,327	71
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	206	212
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A2
2.318%, 05/10/2045	1,285	1,289
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A1
1.264%, 11/10/2046	59	59
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (B)	390	451
GS Mortgage Securities Trust, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	269	273
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	865	935

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	$1,021	$ 1,104
GS Mortgage Securities Trust, Ser 2015-GC32, Cl XA, IO
1.040%, 07/10/2048 (B)	38,811	2,108
GS Mortgage Securities Trust, Ser 2015-GC34, Cl AAB
3.278%, 10/10/2048	760	809
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (B)(C)	2	2
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
4.290%, 09/25/2035 (B)(C)	288	40
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	162	166
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	41	40
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
1.353%, 10/25/2034 (B)	238	235
Hudson Yards, Ser 2016-10HY, Cl A
2.835%, 08/10/2026	1,200	1,235
Impac CMB Trust, Ser 2005-4, Cl 2A1
1.088%, 05/25/2035 (B)	175	168
Impac CMB Trust, Ser 2007-A, Cl M1
0.888%, 05/25/2037 (B)(C)	2,101	1,947
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.838%, 08/25/2036 (B)	225	221
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	4,217	4,953
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.348%, 09/25/2034 (B)	25	23
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
1.288%, 11/25/2034 (B)	42	36
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	627	644
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.046%, 11/15/2045 (B)	410	457
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.887%, 01/15/2047 (B)	230	264
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.560%, 09/15/2047 (B)	750	779

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl ASB
3.407%, 11/15/2047	$149	$ 160
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	2,248	2,331
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	1,330	1,472
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (B)	1,296	1,447
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	519	562
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	4,230	4,676
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl ASB
3.316%, 03/15/2049	1,391	1,486
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl ASB
2.954%, 06/15/2049	1,340	1,404
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	24	24
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.227%, 06/12/2043 (B)	7,888	8
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	3,820	3,833
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
0.663%, 05/15/2047 (B)	259	258
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (C)	554	567
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	945	1,011
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A2
3.673%, 02/15/2046 (C)	32	32
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (C)	3,108	3,230
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A2
3.149%, 08/15/2046	45	45

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	$519	$ 521
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl ASB
3.414%, 01/15/2046	978	1,042
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	315	345
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 08/15/2049	1,044	1,076
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.519%, 06/25/2034 (B)	776	766
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
2.944%, 02/25/2035 (B)	274	279
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
2.795%, 04/25/2035 (B)	108	107
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.167%, 08/25/2034 (B)	421	422
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.722%, 11/25/2033 (B)	440	446
JPMorgan Resecuritization Trust, Ser 2009-6, Cl 4A1
2.817%, 09/26/2036 (B)(C)	49	49
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.265%, 02/15/2041 (B)(C)	3,800	1
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	56	56
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.287%, 04/15/2041 (B)	79	82
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (C)	1,465	1,602
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.993%, 11/21/2034 (B)	4,733	4,843
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.993%, 11/21/2034 (B)	644	656
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	779	780
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (A)(C)	46	36

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
1.625%, 06/25/2034 (B)	$8	$ 7
MASTR Alternative Loan Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	380	324
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,816	1,730
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.838%, 05/25/2035 (B)(C)	356	278
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
2.794%, 10/25/2032 (B)	8	8
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
2.636%, 10/25/2032 (B)	68	67
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.136%, 07/25/2033 (B)	73	66
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.682%, 12/25/2034 (B)	284	284
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.875%, 02/25/2034 (B)	493	495
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
2.785%, 02/25/2034 (B)	92	93
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
2.816%, 08/25/2034 (B)	144	147
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
1.601%, 09/25/2029 (B)	186	178
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
2.867%, 02/25/2036 (B)	194	178
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.595%, 12/12/2049 (B)(C)	4,367	4
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
1.728%, 08/15/2045 (B)(C)	4,599	271
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.083%, 07/15/2046 (B)	1,600	1,799
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A2
2.964%, 07/15/2046	418	427

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	$533	$ 534
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	207	217
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	550	554
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl A3
3.451%, 07/15/2050	401	434
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl ASB
3.288%, 01/15/2049	1,425	1,515
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (C)	219	219
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 08/15/2049	1,719	1,714
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 08/15/2049	756	775
Morgan Stanley Capital I Trust, Ser 2016-UBS9, Cl A1
1.711%, 03/15/2049	926	926
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.206%, 02/12/2044 (B)(C)	26,575	11
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	79	79
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.677%, 04/25/2034 (B)	265	277
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	20	13
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
0.821%, 04/16/2036 (B)(C)	6,107	5,032
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (B)(C)	2,030	2,078
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.920%, 05/25/2036 (B)	275	246
Nomura Resecuritization Trust, Ser 2010-6RA, Cl 1A5
3.006%, 03/26/2036 (B)(C)	82	81
Nomura Resecuritization Trust, Ser 2014-1R, Cl 3A1
0.603%, 07/26/2036 (B)(C)	1,009	1,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
OBP Depositor LLC Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (C)	$1,195	$ 1,305
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-1, Cl M6
1.829%, 02/25/2035 (B)	4,462	4,062
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	99	103
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (A)	17	14
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	1,656	1,539
RALI Trust, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034	1,073	1,089
RALI Trust, Ser 2005-QO2, Cl A1
1.815%, 09/25/2045 (B)	606	491
RALI Trust, Ser 2005-QO5, Cl A1
1.455%, 01/25/2046 (B)	888	649
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	298	302
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	29	29
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A
3.834%, 01/13/2032 (B)(C)	1,380	1,520
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	73	76
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	369	375
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.912%, 12/25/2034 (B)	687	686
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
1.245%, 01/20/2035 (B)	295	271
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (B)(C)	514	512
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
2.813%, 06/25/2034 (B)	41	41
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.844%, 10/25/2035 (B)	2,550	2,108
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.688%, 02/25/2024 (B)	1,580	1,619
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
0.963%, 04/19/2035 (B)	2,612	2,479

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
1.174%, 10/19/2034 (B)	$183	$ 174
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2001-15A, Cl 4A1
2.654%, 10/25/2031 (B)	44	44
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-32, Cl 1A1
5.245%, 11/25/2033 (B)	51	51
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	335	344
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.834%, 10/25/2033 (B)	4,009	3,942
Structured Asset Securities, Ser 2003-37A, Cl 2A
2.675%, 12/25/2033 (B)	100	99
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
1.164%, 09/25/2043 (B)	401	386
Trust Company of the West
2.560%, 10/28/2028	3,000	3,051
2.334%, 09/28/2028	3,045	3,078
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.275%, 05/10/2045 (B)(C)	4,857	469
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063	958	963
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A2
1.712%, 12/10/2045	1,062	1,064
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A2
2.067%, 04/10/2046	250	251
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	100	105
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.064%, 06/15/2045 (B)(C)	29,882	–
WaMu Mortgage Pass-Through Certificates Trust, Ser 2002-AR18, Cl A
2.761%, 01/25/2033 (B)	158	149
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR10, Cl A7
2.535%, 10/25/2033 (B)	207	210
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR6, Cl A1
2.902%, 06/25/2033 (B)	192	191

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR7, Cl A7
2.675%, 08/25/2033 (B)	$163	$ 163
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR8, Cl A
2.505%, 08/25/2033 (B)	115	116
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR9, Cl 2A
2.594%, 09/25/2033 (B)	126	123
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR9, Cl 1A6
2.516%, 09/25/2033 (B)	375	379
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	16	16
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S4, Cl 2A10
16.088%, 06/25/2033 (B)	27	33
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	590	613
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-AR3, Cl A2
2.783%, 06/25/2034 (B)	130	131
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	368	76
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR19, Cl A1A2
0.778%, 12/25/2045 (B)	2,960	2,710
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR1, Cl 1A1B
1.525%, 01/25/2046 (B)	2,190	862
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR13, Cl 2A
2.191%, 10/25/2046 (B)	717	639
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR14, Cl 1A4
2.202%, 11/25/2036 (B)	227	201
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 1A1B
1.248%, 12/25/2046 (B)	307	147
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 2A
2.190%, 12/25/2046 (B)	325	296
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-HY1, Cl 1A1
2.445%, 02/25/2037 (B)	2,466	2,152
WaMu MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	45	48

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033 (A)	$51	$ 45
WaMu MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033 (A)	97	91
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
2.728%, 02/25/2034 (B)	143	142
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
3.079%, 05/25/2034 (B)	30	30
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
3.003%, 12/25/2034 (B)	136	141
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.966%, 12/25/2034 (B)	230	231
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.886%, 07/25/2034 (B)	324	328
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
2.992%, 08/25/2034 (B)	63	64
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
3.006%, 08/25/2035 (B)	156	153
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.956%, 06/25/2035 (B)	330	335
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
2.841%, 10/25/2033 (B)	103	104
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
5.899%, 11/25/2036 (B)	251	238
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 3A1
2.852%, 04/25/2036 (B)	5,169	5,208
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.872%, 04/25/2036 (B)	281	278
Wells Fargo Re-REMIC Trust, Ser 2012-IO, Cl A
1.750%, 08/20/2021 (C)	3	3
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl XA, IO
1.721%, 12/15/2045 (B)(C)	4,050	302
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.510%, 06/15/2045 (B)(C)	2,949	192

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.393%, 03/15/2048 (B)(C)	$14,129	$ 846
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/2046 (B)	150	169
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4
4.023%, 12/15/2046	120	134
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (B)	210	237
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.254%, 03/15/2047 (B)	5,185	321
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (B)	2,180	2,393
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.168%, 08/15/2047 (B)	15,832	1,009
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl AS
3.891%, 08/15/2047	1,320	1,446
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.699%, 10/15/2057 (B)	27,444	1,030
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl A5
3.607%, 11/15/2047	110	120
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,444

		242,255

Total Mortgage-Backed Securities (Cost $1,579,368) ($ Thousands)		1,604,701

CORPORATE OBLIGATIONS — 27.8%

Consumer Discretionary — 1.2%
21st Century Fox America
8.875%, 04/26/2023	150	203
6.650%, 11/15/2037	310	415
6.200%, 12/15/2034	265	337
Advance Auto Parts
5.750%, 05/01/2020	175	194
Amazon.com
4.950%, 12/05/2044	600	755
4.800%, 12/05/2034	187	225
AutoZone
2.500%, 04/15/2021	44	45

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Charter Communications Operating LLC
6.484%, 10/23/2045 (C)	$2,620	$ 3,220
6.384%, 10/23/2035 (C)	380	454
4.464%, 07/23/2022 (C)	3,840	4,167
Comcast
6.950%, 08/15/2037	30	44
6.550%, 07/01/2039	30	43
6.400%, 03/01/2040	280	400
4.750%, 03/01/2044	120	144
4.400%, 08/15/2035	4,015	4,604
4.250%, 01/15/2033	420	472
4.200%, 08/15/2034	570	638
3.375%, 02/15/2025	800	861
Comcast Cable Communications Holdings
9.455%, 11/15/2022	660	928
Discovery Communications LLC
4.900%, 03/11/2026	1,180	1,279
4.875%, 04/01/2043	460	435
Ford Motor
4.750%, 01/15/2043	370	400
General Motors
6.600%, 04/01/2036	1,510	1,862
6.250%, 10/02/2043	940	1,127
5.000%, 04/01/2035	885	931
Grupo Televisa
6.125%, 01/31/2046	850	1,014
Lowe’s MTN
7.110%, 05/15/2037	250	359
Lowe’s
5.125%, 11/15/2041	48	60
McDonald’s MTN
4.875%, 12/09/2045	1,850	2,189
3.700%, 01/30/2026	1,818	1,962
2.750%, 12/09/2020	870	906
NBCUniversal Media LLC
4.375%, 04/01/2021	820	918
Newell Brands
5.500%, 04/01/2046	849	1,052
4.200%, 04/01/2026	1,380	1,508
3.850%, 04/01/2023	700	748
3.150%, 04/01/2021	370	386
QVC
5.950%, 03/15/2043	50	49
Scripps Networks Interactive
3.900%, 11/15/2024	660	697
3.500%, 06/15/2022	770	801
2.800%, 06/15/2020	950	971
Time Warner
7.700%, 05/01/2032	2,530	3,617
7.625%, 04/15/2031	2,985	4,205
6.250%, 03/29/2041	355	467
5.375%, 10/15/2041	37	45

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 03/29/2021	$780	$ 875
4.700%, 01/15/2021	670	748
Time Warner Cable
8.250%, 04/01/2019	2,890	3,341
7.300%, 07/01/2038	100	130
6.550%, 05/01/2037	2,131	2,572
5.875%, 11/15/2040	1,190	1,328
5.500%, 09/01/2041	49	53
Time Warner Entertainment
8.375%, 07/15/2033	1,380	1,886
UBM
5.750%, 11/03/2020 (C)	850	928
University of Southern California
3.028%, 10/01/2039	2,500	2,512
Viacom
4.850%, 12/15/2034	848	856
4.250%, 09/01/2023	200	212
3.875%, 04/01/2024	230	239
Wal-Mart Stores
4.300%, 04/22/2044	3,240	3,873
3.300%, 04/22/2024	175	191

		65,881

Consumer Staples — 2.3%
Altria Group
9.950%, 11/10/2038	290	528
9.250%, 08/06/2019	2,120	2,589
5.375%, 01/31/2044	880	1,141
4.750%, 05/05/2021	1,260	1,432
2.850%, 08/09/2022	1,690	1,774
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	5,327	6,461
3.650%, 02/01/2026	13,760	14,678
3.300%, 02/01/2023	5,080	5,335
2.650%, 02/01/2021	850	877
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	105	120
5.375%, 01/15/2020	2,360	2,642
2.500%, 07/15/2022	2,086	2,128
Bayer US Finance LLC
3.375%, 10/08/2024 (C)	200	205
Coca-Cola
3.300%, 09/01/2021	52	56
2.250%, 09/01/2026	1,455	1,455
1.550%, 09/01/2021	1,800	1,797
Coca-Cola Femsa
2.375%, 11/26/2018	2,020	2,056
CVS Health
5.125%, 07/20/2045	656	818
3.875%, 07/20/2025	549	605
3.500%, 07/20/2022	325	349
2.875%, 06/01/2026	880	902
2.750%, 12/01/2022	230	238

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CVS Pass-Through Trust
6.036%, 12/10/2028	$1,995	$ 2,331
5.926%, 01/10/2034 (C)	177	210
5.880%, 01/10/2028	133	154
5.789%, 01/10/2026 (C)	1,188	1,297
Diageo Capital
1.125%, 04/29/2018	150	150
Diageo Investment
2.875%, 05/11/2022	3,730	3,906
EMD Finance LLC
2.400%, 03/19/2020 (C)	3,365	3,402
ERAC USA Finance LLC
3.300%, 12/01/2026 (C)	1,885	1,937
2.600%, 12/01/2021 (C)	1,855	1,887
Imperial Brands Finance
2.050%, 02/11/2018 (C)	790	795
Kraft Heinz Foods
6.500%, 02/09/2040	700	954
6.125%, 08/23/2018	100	109
5.375%, 02/10/2020	847	948
5.200%, 07/15/2045	140	168
5.000%, 07/15/2035	560	659
5.000%, 06/04/2042	100	115
4.375%, 06/01/2046	2,830	3,061
3.950%, 07/15/2025	170	185
3.500%, 06/06/2022	3,495	3,736
3.500%, 07/15/2022	1,595	1,704
3.000%, 06/01/2026	1,600	1,621
2.800%, 07/02/2020	2,580	2,684
1.600%, 06/30/2017	2,190	2,197
Kroger
7.500%, 04/01/2031	280	399
5.400%, 07/15/2040	45	56
2.950%, 11/01/2021	1,215	1,270
Molson Coors Brewing
3.500%, 05/01/2022	220	235
3.000%, 07/15/2026	3,065	3,104
Mondelez International
4.000%, 02/01/2024	3,505	3,870
PepsiCo
7.900%, 11/01/2018	449	514
3.600%, 03/01/2024	150	165
Pernod Ricard
5.500%, 01/15/2042 (C)	1,180	1,454
Philip Morris International
5.650%, 05/16/2018	265	285
4.250%, 11/10/2044	1,060	1,190
2.900%, 11/15/2021	550	579
2.500%, 08/22/2022	1,530	1,575
2.125%, 05/10/2023	1,415	1,417

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Reynolds American
8.125%, 06/23/2019	$570	$ 669
6.150%, 09/15/2043	640	858
5.850%, 08/15/2045	2,805	3,648
5.700%, 08/15/2035	1,280	1,590
3.250%, 06/12/2020	386	406
Tyson Foods
5.150%, 08/15/2044	1,750	2,124
4.875%, 08/15/2034	24	27
3.950%, 08/15/2024	680	738
Walgreens
5.250%, 01/15/2019	50	54
Walgreens Boots Alliance
4.800%, 11/18/2044	1,430	1,606
3.450%, 06/01/2026	2,945	3,066
3.300%, 11/18/2021	2,003	2,117
3.100%, 06/01/2023	1,000	1,032
Wm Wrigley Jr
3.375%, 10/21/2020 (C)	1,905	2,018
2.900%, 10/21/2019 (C)	2,843	2,948
2.400%, 10/21/2018 (C)	1,085	1,103
2.000%, 10/20/2017 (C)	550	555

		123,068

Energy — 3.0%
Anadarko Petroleum
6.600%, 03/15/2046	1,865	2,220
6.375%, 09/15/2017	307	321
4.500%, 07/15/2044	1,000	912
Apache
6.900%, 09/15/2018	180	197
5.100%, 09/01/2040	520	543
4.250%, 01/15/2044	1,805	1,769
3.250%, 04/15/2022	56	57
BG Energy Capital
4.000%, 10/15/2021 (C)	2,775	3,049
BP Capital Markets
3.561%, 11/01/2021	110	119
3.506%, 03/17/2025	490	522
3.245%, 05/06/2022	950	1,006
3.119%, 05/04/2026	400	413
3.062%, 03/17/2022	1,859	1,953
2.248%, 11/01/2016	159	159
1.674%, 02/13/2018	434	437
Canadian Natural Resources
6.450%, 06/30/2033	200	220
6.250%, 03/15/2038	655	720
3.900%, 02/01/2025	86	87
Chevron
3.191%, 06/24/2023	95	102
2.954%, 05/16/2026	2,525	2,633
2.355%, 12/05/2022	290	297

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.100%, 05/16/2021	$3,970	$ 4,044
1.961%, 03/03/2020	81	82
1.561%, 05/16/2019	2,424	2,441
Cimarex Energy
4.375%, 06/01/2024	1,770	1,854
CNOOC Finance 2013
3.000%, 05/09/2023	253	258
CNOOC Finance 2015 USA LLC
3.500%, 05/05/2025	2,900	3,025
Conoco Funding
6.950%, 04/15/2029	995	1,267
ConocoPhillips
5.750%, 02/01/2019	175	191
4.150%, 11/15/2034	2,118	2,147
3.350%, 05/15/2025	100	102
Devon Energy
5.850%, 12/15/2025	880	989
5.600%, 07/15/2041	510	510
5.000%, 06/15/2045	1,070	1,026
4.750%, 05/15/2042	127	118
3.250%, 05/15/2022	670	665
Devon Financing
7.875%, 09/30/2031	520	638
Ecopetrol
5.875%, 05/28/2045	2,650	2,480
4.125%, 01/16/2025	167	162
Enbridge Energy Partners
5.875%, 10/15/2025	1,500	1,671
Energy Transfer Partners
8.250%, 11/15/2029	4,295	5,336
6.125%, 12/15/2045	2,170	2,330
5.200%, 02/01/2022	4	4
5.150%, 03/15/2045	67	64
4.900%, 02/01/2024	250	260
4.750%, 01/15/2026	760	798
3.774%, 11/01/2066 (B)	485	335
2.500%, 06/15/2018	1,190	1,201
Enterprise Products Operating LLC
6.450%, 09/01/2040	200	246
6.300%, 09/15/2017	75	79
5.950%, 02/01/2041	330	393
5.100%, 02/15/2045	765	845
4.050%, 02/15/2022	14	15
1.650%, 05/07/2018	58	58
EOG Resources
4.150%, 01/15/2026	1,781	1,963
Exxon Mobil
4.114%, 03/01/2046	1,866	2,140
3.567%, 03/06/2045	629	667
3.043%, 03/01/2026	1,230	1,306
2.222%, 03/01/2021	970	996

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Florida Gas Transmission LLC
7.900%, 05/15/2019 (C)	$1,850	$ 2,105
3.875%, 07/15/2022 (C)	2,170	2,205
Gulfstream Natural Gas System LLC
5.950%, 10/15/2045 (C)	560	625
Halliburton
5.000%, 11/15/2045	1,295	1,426
3.800%, 11/15/2025	1,070	1,105
Hess
8.125%, 02/15/2019	1,020	1,153
Kerr-McGee
6.950%, 07/01/2024	1,665	1,948
Kinder Morgan
5.550%, 06/01/2045	1,635	1,687
5.300%, 12/01/2034	335	338
4.300%, 06/01/2025	5,330	5,533
3.050%, 12/01/2019	93	95
Kinder Morgan Energy Partners
6.500%, 04/01/2020	3,327	3,719
5.000%, 03/01/2043	50	48
Magellan Midstream Partners
5.000%, 03/01/2026	600	685
Marathon Petroleum
5.850%, 12/15/2045	605	639
5.000%, 09/15/2054	180	163
Noble Energy
6.000%, 03/01/2041	805	877
5.250%, 11/15/2043	150	151
5.050%, 11/15/2044	186	186
4.150%, 12/15/2021	2,080	2,205
3.900%, 11/15/2024	1,200	1,226
Occidental Petroleum
4.625%, 06/15/2045	400	459
3.400%, 04/15/2026	410	434
3.125%, 02/15/2022	810	854
2.700%, 02/15/2023	150	153
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,309
Petrobras Global Finance
6.850%, 06/05/2115	1,290	1,075
6.250%, 03/17/2024	1,930	1,877
Petrobras International Finance
5.750%, 01/20/2020	1,127	1,140
5.375%, 01/27/2021	6,010	5,792
Petroleos Mexicanos
6.625%, 06/15/2035	5,602	6,065
4.875%, 01/18/2024	81	84
3.500%, 01/30/2023	785	763
2.460%, 12/15/2025	2,974	3,060
2.378%, 04/15/2025	1,566	1,604
Petroleos Mexicanos MTN
6.875%, 08/04/2026 (C)	970	1,128
5.625%, 01/23/2046	1,185	1,145

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Plains All American Pipeline
3.650%, 06/01/2022	$100	$ 101
Pride International
6.875%, 08/15/2020	150	147
Sabine Pass LNG
7.500%, 11/30/2016 (C)	940	953
Schlumberger Holdings
4.000%, 12/21/2025 (C)	660	721
3.000%, 12/21/2020 (C)	4,860	5,061
Schlumberger Investment
3.650%, 12/01/2023	100	109
3.300%, 09/14/2021 (C)	317	337
Shell International Finance
6.375%, 12/15/2038	840	1,156
4.375%, 03/25/2020	70	77
4.375%, 05/11/2045	990	1,096
4.300%, 09/22/2019	500	543
4.125%, 05/11/2035	7,660	8,397
4.000%, 05/10/2046	2,120	2,222
3.400%, 08/12/2023	2,145	2,306
2.875%, 05/10/2026	1,936	1,993
Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (C)	900	908
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)	480	532
Spectra Energy Partners
4.500%, 03/15/2045	1,700	1,739
Statoil
5.250%, 04/15/2019	200	219
3.700%, 03/01/2024	1,085	1,178
Suncor Energy
3.600%, 12/01/2024	3,121	3,299
TC PipeLines
4.650%, 06/15/2021	412	431
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,000	2,514
Texas Eastern Transmission
2.800%, 10/15/2022 (C)	375	374
Total Capital International
2.875%, 02/17/2022	2,515	2,617
TransCanada PipeLines
4.625%, 03/01/2034	2,405	2,618
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026 (C)	1,380	1,786
Transocean
6.800%, 12/15/2016	360	363
3.750%, 10/15/2017	1,720	1,716
Williams
8.750%, 03/15/2032	1,284	1,586
7.875%, 09/01/2021	1,324	1,542
7.750%, 06/15/2031	339	392

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.500%, 01/15/2031	$9	$ 10
Williams Partners
5.100%, 09/15/2045	220	216
4.000%, 09/15/2025	710	711
3.600%, 03/15/2022	124	124
XTO Energy
5.500%, 06/15/2018	500	538

		166,135

Financials — 10.4%
Aegon
1.428%, 07/29/2049 (B)	2,180	1,428
AIA Group MTN
4.500%, 03/16/2046 (C)	450	513
AIG Global Funding MTN
1.650%, 12/15/2017 (C)	97	97
Allstate
3.150%, 06/15/2023	1,375	1,463
American Express Credit MTN
2.375%, 03/24/2017	120	121
2.250%, 08/15/2019	3,165	3,235
1.800%, 07/31/2018	195	197
American International Group
6.250%, 05/01/2036	975	1,210
6.250%, 03/15/2037 (B)	2,578	2,707
3.900%, 04/01/2026	3,455	3,631
Anadarko Finance
7.500%, 05/01/2031	240	291
Australia & New Zealand Banking Group
1.054%, 10/29/2049 (B)	1,400	777
Bank of America MTN
6.400%, 08/28/2017	350	367
5.650%, 05/01/2018	1,040	1,107
5.625%, 07/01/2020	180	203
5.000%, 05/13/2021	75	84
5.000%, 01/21/2044	2,300	2,757
4.450%, 03/03/2026	5,087	5,478
4.200%, 08/26/2024	3,720	3,949
4.100%, 07/24/2023	305	331
4.000%, 04/01/2024	6,110	6,610
4.000%, 01/22/2025	1,825	1,903
3.875%, 08/01/2025	1,180	1,265
3.500%, 04/19/2026	2,747	2,870
3.300%, 01/11/2023	1,313	1,365
2.625%, 04/19/2021	2,455	2,502
2.000%, 01/11/2018	70	70
Bank of America
6.875%, 11/15/2018	125	139
6.100%, 06/15/2017	6,825	7,080
6.000%, 09/01/2017	2,225	2,323
5.750%, 12/01/2017	235	247
5.700%, 05/02/2017	1,870	1,921

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.625%, 10/14/2016	$200	$ 201
5.420%, 03/15/2017	4,230	4,319
5.300%, 03/15/2017	1,995	2,037
0.953%, 06/15/2017 (B)	2,710	2,706
Bank of Montreal MTN
2.550%, 11/06/2022	200	206
2.375%, 01/25/2019	50	51
1.400%, 09/11/2017	50	50
Bank of New York Mellon
3.550%, 09/23/2021	144	155
3.400%, 05/15/2024	5,665	6,118
1.969%, 06/20/2017 (D)	20	20
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	164
3.250%, 09/11/2024	270	288
2.450%, 08/17/2026	2,100	2,097
2.200%, 08/16/2023	2,800	2,793
Bank of Nova Scotia
1.450%, 04/25/2018	300	301
Bank of Tokyo-Mitsubishi UFJ
2.350%, 02/23/2017 (C)	295	297
Barclays Bank PLC
5.000%, 09/22/2016	512	513
3.650%, 03/16/2025	283	281
2.250%, 05/10/2017 (C)	221	222
1.500%, 08/07/2049 (B)	380	224
Barclays Bank PLC MTN
6.050%, 12/04/2017 (C)	850	892
Bear Stearns
7.250%, 02/01/2018	3,670	3,963
6.400%, 10/02/2017	3,370	3,550
4.650%, 07/02/2018	3,000	3,168
Berkshire Hathaway
4.500%, 02/11/2043	2,200	2,605
3.750%, 08/15/2021	488	536
3.125%, 03/15/2026	4,980	5,285
1.550%, 02/09/2018	85	86
BMW US Capital LLC
2.800%, 04/11/2026 (C)	1,620	1,676
BNP Paribas MTN
4.375%, 09/28/2025 (C)	200	207
4.375%, 05/12/2026 (C)	1,705	1,763
2.375%, 09/14/2017	1,490	1,505
BPCE MTN
1.625%, 01/26/2018	300	301
BPCE
5.150%, 07/21/2024 (C)	1,550	1,646
Branch Banking & Trust
5.625%, 09/15/2016	325	325
3.800%, 10/30/2026	250	274
Capital One Bank USA
3.375%, 02/15/2023	300	308

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.150%, 11/21/2016	$2,150	$ 2,150
Capital One Financial
4.200%, 10/29/2025	1,554	1,625
3.750%, 07/28/2026	1,080	1,085
Chase Capital VI
1.382%, 08/01/2028 (B)	1,050	919
Chubb INA Holdings
4.350%, 11/03/2045	1,195	1,412
3.350%, 05/03/2026	1,956	2,101
2.300%, 11/03/2020	310	319
Citigroup
8.125%, 07/15/2039	1,307	2,064
5.500%, 09/13/2025	1,370	1,553
5.300%, 05/06/2044	220	255
4.650%, 07/30/2045	1,630	1,859
4.600%, 03/09/2026	4,420	4,754
4.500%, 01/14/2022	50	55
4.450%, 09/29/2027	4,975	5,248
4.400%, 06/10/2025	2,040	2,164
4.300%, 11/20/2026	590	620
3.875%, 10/25/2023	151	163
3.700%, 01/12/2026	4,060	4,284
3.500%, 05/15/2023	930	959
2.500%, 09/26/2018	395	402
2.150%, 07/30/2018	164	166
1.550%, 08/14/2017	3,155	3,160
1.375%, 08/25/2036 (B)	3,239	2,257
Citigroup Capital III
7.625%, 12/01/2036	2,000	2,573
CME Group
3.000%, 09/15/2022	400	424
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (C)	900	989
Commonwealth Bank of Australia
2.850%, 05/18/2026 (C)	1,695	1,726
Compass Bank
3.875%, 04/10/2025	910	885
Cooperatieve Rabobank UA
11.000%, 12/31/2049 (B)(C)	1,893	2,311
5.250%, 08/04/2045	380	442
4.625%, 12/01/2023	2,060	2,233
4.375%, 08/04/2025	1,330	1,412
3.750%, 07/21/2026	2,740	2,771
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	300	328
Credit Agricole
8.375%, 12/31/2049 (B)(C)	2,270	2,566
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	1,340	1,453
4.550%, 04/17/2026 (C)	1,820	1,924
3.800%, 06/09/2023 (C)	2,245	2,279
3.450%, 04/16/2021 (C)	2,138	2,185

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse NY MTN
5.400%, 01/14/2020	$130	$ 143
3.625%, 09/09/2024	1,360	1,428
Daimler Finance North America LLC
2.375%, 08/01/2018 (C)	2,620	2,664
1.125%, 03/10/2017 (C)	2,585	2,584
Discover Bank
4.200%, 08/08/2023	1,000	1,072
3.100%, 06/04/2020	1,000	1,029
2.000%, 02/21/2018	2,000	2,008
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	2,254
Farmers Exchange Capital II
6.151%, 11/01/2053 (B)(C)	5,120	5,538
Fifth Third Bank
2.875%, 10/01/2021	200	209
Ford Motor Credit LLC
8.125%, 01/15/2020	520	616
5.875%, 08/02/2021	3,110	3,578
5.000%, 05/15/2018	206	217
3.219%, 01/09/2022	1,565	1,613
3.157%, 08/04/2020	200	207
3.000%, 06/12/2017	2,000	2,024
2.597%, 11/04/2019	2,520	2,567
General Electric MTN
6.150%, 08/07/2037	537	753
5.875%, 01/14/2038	579	792
5.550%, 05/04/2020	269	306
5.500%, 01/08/2020	288	326
5.300%, 02/11/2021	230	265
4.650%, 10/17/2021	543	620
4.625%, 01/07/2021	184	208
4.375%, 09/16/2020	60	67
1.297%, 08/15/2036 (B)	3,035	2,582
1.158%, 05/05/2026 (B)	1,600	1,542
General Electric
6.875%, 01/10/2039	786	1,199
2.100%, 12/11/2019	356	366
General Motors Financial
5.250%, 03/01/2026	1,925	2,139
4.750%, 08/15/2017	2,250	2,318
4.200%, 03/01/2021	3,295	3,479
3.700%, 05/09/2023	2,455	2,504
3.450%, 04/10/2022	1,360	1,386
3.200%, 07/13/2020	159	163
Goldman Sachs Capital II
4.000%, 06/01/2043 (B)	595	494
Goldman Sachs Group MTN
6.000%, 06/15/2020	2,795	3,191
Goldman Sachs Group
7.500%, 02/15/2019	1,520	1,731
6.750%, 10/01/2037	4,487	5,722

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.250%, 02/01/2041	$1,290	$ 1,707
6.150%, 04/01/2018	7,500	8,033
5.750%, 10/01/2016	1,505	1,510
5.250%, 07/27/2021	9,460	10,746
5.150%, 05/22/2045	880	969
4.750%, 10/21/2045	2,172	2,485
4.250%, 10/21/2025	2,445	2,596
3.750%, 02/25/2026	1,445	1,532
3.625%, 01/22/2023	508	539
2.625%, 01/31/2019	100	103
2.625%, 04/25/2021	1,945	1,981
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (C)	4,000	4,023
HBOS MTN
6.750%, 05/21/2018 (C)	5,100	5,457
Hongkong & Shanghai Banking
1.000%, 07/22/2049 (B)	195	120
HSBC Bank
4.750%, 01/19/2021 (C)	250	277
4.125%, 08/12/2020 (C)	261	281
1.500%, 05/15/2018 (C)	100	100
1.038%, 06/29/2049 (B)	1,160	712
HSBC Finance
6.676%, 01/15/2021	1,010	1,166
HSBC Holdings
5.100%, 04/05/2021	170	190
4.300%, 03/08/2026	5,345	5,753
4.250%, 03/14/2024	1,715	1,787
4.250%, 08/18/2025	1,520	1,579
4.000%, 03/30/2022	390	417
3.900%, 05/25/2026	2,420	2,527
3.400%, 03/08/2021	360	376
Hyundai Capital America
2.875%, 08/09/2018 (C)	95	97
2.125%, 10/02/2017 (C)	650	654
ING Bank
5.800%, 09/25/2023 (C)	1,800	2,016
3.750%, 03/07/2017 (C)	457	463
2.050%, 08/15/2021 (C)	2,980	2,986
International Lease Finance
6.750%, 09/01/2016 (C)	5,590	5,590
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	3,370	3,181
Jackson National Life Global Funding
3.050%, 04/29/2026 (C)	3,800	3,867
2.600%, 12/09/2020 (C)	2,180	2,238
John Deere Capital
1.700%, 01/15/2020	340	344
John Deere Capital MTN
2.250%, 04/17/2019	150	154

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
6.400%, 05/15/2038	$385	$ 538
6.000%, 07/05/2017	3,365	3,496
6.000%, 10/01/2017	9,155	9,599
4.950%, 06/01/2045	1,510	1,747
4.500%, 01/24/2022	1,287	1,426
4.350%, 08/15/2021	510	562
4.125%, 12/15/2026	3,220	3,456
3.875%, 09/10/2024	440	465
3.625%, 05/13/2024	1,490	1,592
3.250%, 09/23/2022	80	84
2.950%, 10/01/2026	5,725	5,777
2.700%, 05/18/2023	2,625	2,668
2.400%, 06/07/2021	1,985	2,017
2.250%, 01/23/2020	3,345	3,392
JPMorgan Chase MTN
2.295%, 08/15/2021	3,155	3,174
JPMorgan Chase Capital XXIII
1.817%, 05/15/2047 (B)	4,697	3,652
KFW
1.000%, 07/15/2019	3,529	3,514
KKR Group Finance II
5.500%, 02/01/2043 (C)	120	129
Lazard Group LLC
4.250%, 11/14/2020	1,255	1,331
3.750%, 02/13/2025	2,420	2,439
Lloyds Bank
3.500%, 05/14/2025	100	106
Lloyds Bank MTN
5.800%, 01/13/2020 (C)	200	224
Lloyds Banking Group
3.100%, 07/06/2021	2,610	2,666
M&T Bank
6.875%, 12/29/2049	3,540	3,562
Macquarie Bank
5.000%, 02/22/2017 (C)	150	153
Macquarie Bank MTN
1.364%, 10/27/2017 (B)(C)	2,605	2,605
Macquarie Group
6.250%, 01/14/2021 (C)	200	228
Marsh & McLennan
3.750%, 03/14/2026	1,625	1,751
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	1,650	2,628
MassMutual Global Funding II
2.500%, 10/17/2022 (C)	261	264
MetLife
7.717%, 02/15/2019	1,750	2,011
6.400%, 12/15/2036	1,400	1,572
4.600%, 05/13/2046	1,000	1,088
4.368%, 09/15/2023	510	565
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (C)	1,125	1,220

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley
5.750%, 01/25/2021	$545	$ 625
1.875%, 01/05/2018	172	173
Morgan Stanley MTN
7.300%, 05/13/2019	1,875	2,141
6.625%, 04/01/2018	4,710	5,079
5.950%, 12/28/2017	550	582
5.750%, 10/18/2016	190	191
5.625%, 09/23/2019	1,145	1,273
5.550%, 04/27/2017	514	528
5.500%, 07/24/2020	2,080	2,347
5.500%, 07/28/2021	200	229
5.450%, 01/09/2017	1,600	1,624
4.350%, 09/08/2026	235	252
4.100%, 05/22/2023	110	117
4.000%, 07/23/2025	4,111	4,443
3.875%, 04/29/2024	1,250	1,340
3.750%, 02/25/2023	179	192
3.125%, 07/27/2026	4,350	4,401
2.500%, 04/21/2021	5,524	5,603
1.129%, 10/18/2016 (B)	2,500	2,501
Murray Street Investment Trust I
4.647%, 03/09/2017 (D)	2,705	2,740
National Australia Bank
1.875%, 07/12/2021	2,195	2,190
National Bank of Canada
2.200%, 10/19/2016 (C)	4,350	4,356
National City Bank
1.052%, 06/07/2017 (B)	3,000	2,999
National City Bank MTN
5.800%, 06/07/2017	525	542
Nationwide Building Society MTN
2.450%, 07/27/2021 (C)	950	959
Nationwide Financial Services
5.375%, 03/25/2021 (C)	150	167
Nationwide Mutual Insurance
2.943%, 12/15/2024 (B)(C)	4,407	4,363
Navient MTN
8.450%, 06/15/2018	530	578
New York Life Global Funding
2.150%, 06/18/2019 (C)	293	299
2.100%, 01/02/2019 (C)	1,625	1,653
1.550%, 11/02/2018 (C)	2,500	2,513
New York Life Insurance
6.750%, 11/15/2039 (C)	1,355	1,890
Nordea Bank
4.875%, 05/13/2021 (C)	1,730	1,915
Northern Trust
2.375%, 08/02/2022	300	307
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	2,470	3,219

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (C)	$170	$ 173
PNC Bank
6.875%, 04/01/2018	250	271
2.250%, 07/02/2019	1,600	1,630
PNC Bank MTN
2.400%, 10/18/2019	2,140	2,195
Pricoa Global Funding I MTN
2.550%, 11/24/2020 (C)	2,875	2,948
1.600%, 05/29/2018 (C)	150	151
Private Export Funding
4.375%, 03/15/2019	4,660	5,032
Progressive
2.450%, 01/15/2027	930	926
Protective Life Global Funding
1.722%, 04/15/2019 (C)	2,800	2,807
Protective Life Global Funding MTN
2.700%, 11/25/2020 (C)	1,500	1,542
Prudential Insurance of America
8.300%, 07/01/2025 (C)	250	338
Royal Bank of Canada
2.300%, 03/22/2021	2,255	2,300
1.875%, 02/05/2020	3,200	3,224
1.200%, 09/19/2017	300	300
0.896%, 06/29/2085 (B)	860	561
Royal Bank of Scotland
4.650%, 06/04/2018	2,280	2,345
Royal Bank of Scotland Group MTN
6.400%, 10/21/2019	2,950	3,275
Royal Bank of Scotland Group
6.100%, 06/10/2023	1,650	1,753
Santander Holdings USA
3.450%, 08/27/2018	55	56
Santander UK Group Holdings
5.625%, 09/15/2045 (C)	210	216
2.875%, 08/05/2021	3,150	3,142
Societe Generale
1.052%, 11/29/2049 (B)	860	468
Stadshypotek
1.875%, 10/02/2019 (C)	3,765	3,797
Standard Chartered
5.700%, 03/26/2044 (C)	2,007	2,238
5.200%, 01/26/2024 (C)	410	440
State Street
4.956%, 03/15/2018	2,390	2,502
3.300%, 12/16/2024	310	333
Svenska Handelsbanken MTN
1.875%, 09/07/2021	2,655	2,645
Synchrony Financial
3.700%, 08/04/2026	1,905	1,888

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	$1,740	$ 2,402
4.900%, 09/15/2044 (C)	850	970
Toronto-Dominion Bank
2.250%, 03/15/2021 (C)	4,350	4,434
Travelers
4.600%, 08/01/2043	50	61
Trinity Acquisition
4.400%, 03/15/2026	465	490
3.500%, 09/15/2021	870	905
UBS Group Funding Jersey
4.125%, 09/24/2025 (C)	1,010	1,064
4.125%, 04/15/2026 (C)	670	708
2.650%, 02/01/2022 (C)	3,260	3,259
US Bancorp MTN
3.600%, 09/11/2024	160	172
2.950%, 07/15/2022	497	518
2.375%, 07/22/2026	2,740	2,713
US Bank
2.125%, 10/28/2019	1,320	1,348
Volkswagen International Finance
1.125%, 11/18/2016 (C)	2,835	2,835
Voya Financial
4.800%, 06/15/2046	185	188
2.900%, 02/15/2018	267	272
Wachovia Capital Trust III
5.570%, 12/31/2049 (B)	4,442	4,467
WEA Finance LLC
4.750%, 09/17/2044 (C)	750	829
3.750%, 09/17/2024 (C)	1,370	1,436
3.250%, 10/05/2020 (C)	2,385	2,476
1.750%, 09/15/2017 (C)	2,100	2,103
Wells Fargo MTN
4.900%, 11/17/2045	1,310	1,496
4.650%, 11/04/2044	410	450
4.600%, 04/01/2021	500	556
4.300%, 07/22/2027	2,880	3,182
4.100%, 06/03/2026	359	390
3.500%, 03/08/2022	250	267
3.450%, 02/13/2023	685	718
3.000%, 01/22/2021	3,020	3,156
1.650%, 01/22/2018	3,635	3,657
Wells Fargo
6.000%, 11/15/2017	3,370	3,552
5.625%, 12/11/2017	830	876
5.606%, 01/15/2044	700	874
5.375%, 11/02/2043	220	264
4.480%, 01/16/2024	392	434
3.000%, 04/22/2026	2,075	2,129
2.100%, 07/26/2021	2,960	2,975

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo Capital X
5.950%, 12/15/2036	$520	$ 575
Westpac Banking
2.700%, 08/19/2026	1,240	1,242
2.000%, 08/19/2021	3,100	3,101

		564,981

Health Care — 2.4%
AbbVie
4.700%, 05/14/2045	34	38
4.500%, 05/14/2035	1,800	1,952
4.450%, 05/14/2046	1,095	1,176
4.400%, 11/06/2042	1,700	1,812
3.600%, 05/14/2025	2,435	2,577
3.200%, 05/14/2026	2,630	2,695
2.900%, 11/06/2022	350	360
2.500%, 05/14/2020	2,489	2,547
1.750%, 11/06/2017	120	121
Actavis
3.250%, 10/01/2022	112	116
Actavis Funding SCS
4.750%, 03/15/2045	4,706	5,163
4.550%, 03/15/2035	20	22
3.800%, 03/15/2025	7,116	7,519
3.450%, 03/15/2022	4,040	4,232
Aetna
3.200%, 06/15/2026	1,130	1,149
2.800%, 06/15/2023	7,898	8,081
2.400%, 06/15/2021	730	741
2.200%, 03/15/2019	945	960
AmerisourceBergen
3.500%, 11/15/2021	125	134
3.250%, 03/01/2025	28	30
Amgen
5.150%, 11/15/2041	985	1,131
4.663%, 06/15/2051 (C)	3,939	4,227
4.400%, 05/01/2045	2,795	3,004
3.875%, 11/15/2021	200	218
3.625%, 05/22/2024	220	237
2.600%, 08/19/2026	1,405	1,397
2.125%, 05/01/2020	84	85
1.850%, 08/19/2021	2,100	2,098
Anthem
5.875%, 06/15/2017	350	362
4.625%, 05/15/2042	219	242
3.700%, 08/15/2021	290	311
3.300%, 01/15/2023	133	139
3.125%, 05/15/2022	740	769
AstraZeneca
5.900%, 09/15/2017	100	105
3.375%, 11/16/2025	1,000	1,072

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Baxalta
5.250%, 06/23/2045	$1,640	$ 1,926
4.000%, 06/23/2025	740	786
3.600%, 06/23/2022	2,920	3,008
Becton Dickinson
4.875%, 05/15/2044	95	113
4.685%, 12/15/2044	668	776
3.734%, 12/15/2024	989	1,075
2.675%, 12/15/2019	1,551	1,606
Biogen
5.200%, 09/15/2045	900	1,086
3.625%, 09/15/2022	815	872
Catholic Health Initiatives
4.350%, 11/01/2042	190	189
Celgene
5.000%, 08/15/2045	4,272	4,941
3.875%, 08/15/2025	1,030	1,113
3.625%, 05/15/2024	166	176
3.550%, 08/15/2022	1,035	1,102
2.875%, 08/15/2020	1,079	1,121
1.900%, 08/15/2017	175	176
Express Scripts Holding
4.800%, 07/15/2046	1,610	1,708
3.400%, 03/01/2027	2,300	2,326
Forest Laboratories
5.000%, 12/15/2021 (C)	173	194
Gilead Sciences
4.750%, 03/01/2046	975	1,135
4.500%, 02/01/2045	95	106
3.700%, 04/01/2024	2,660	2,882
3.650%, 03/01/2026	890	966
3.250%, 09/01/2022	1,344	1,432
GlaxoSmithKline Capital
5.650%, 05/15/2018	1,590	1,708
2.850%, 05/08/2022	410	432
Humana
7.200%, 06/15/2018	1,950	2,141
3.850%, 10/01/2024	2,530	2,719
Johnson & Johnson
4.500%, 12/05/2043	1,500	1,938
3.700%, 03/01/2046	970	1,123
3.550%, 03/01/2036	1,500	1,689
Medtronic
4.625%, 03/15/2045	860	1,030
4.375%, 03/15/2035	176	202
3.625%, 03/15/2024	1,140	1,249
3.500%, 03/15/2025	700	759
3.150%, 03/15/2022	150	159
Merck
2.750%, 02/10/2025	850	889
2.350%, 02/10/2022	2,245	2,312

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mylan
2.550%, 03/28/2019	$1,555	$ 1,575
Novartis Securities Investment
5.125%, 02/10/2019	94	103
Perrigo Finance Unlimited
4.375%, 03/15/2026	2,455	2,565
Pfizer
6.200%, 03/15/2019	65	73
Teva Pharmaceutical Finance
3.650%, 11/10/2021	184	196
Teva Pharmaceutical Finance Netherlands III
3.150%, 10/01/2026	1,525	1,535
2.800%, 07/21/2023	2,830	2,845
2.200%, 07/21/2021	2,540	2,543
Thermo Fisher Scientific
3.600%, 08/15/2021	710	755
3.300%, 02/15/2022	905	951
UnitedHealth Group
6.625%, 11/15/2037	200	290
5.800%, 03/15/2036	560	749
4.625%, 07/15/2035	2,235	2,652
3.875%, 10/15/2020	870	943
3.375%, 11/15/2021	400	430
3.100%, 03/15/2026	1,530	1,615
2.875%, 12/15/2021	1,895	1,996
2.875%, 03/15/2023	150	157
Wyeth LLC
6.450%, 02/01/2024	365	463
5.950%, 04/01/2037	320	429
Zimmer Biomet Holdings
2.700%, 04/01/2020	70	72

		128,924

Industrials — 1.5%
ABB Finance USA
4.375%, 05/08/2042	180	209
Air 2 US
8.027%, 10/01/2019 (C)	466	489
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	59	64
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	4,596	5,027
AP Moeller - Maersk
3.875%, 09/28/2025 (C)	1,169	1,191
Aviation Capital Group
6.750%, 04/06/2021 (C)	1,040	1,222
BAE Systems
4.750%, 10/11/2021 (C)	3,955	4,400
Boeing
7.250%, 06/15/2025	107	148

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.875%, 02/15/2020	$2,440	$ 2,734
0.950%, 05/15/2018	40	40
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	295
4.900%, 04/01/2044	115	142
4.700%, 09/01/2045	1,010	1,222
4.550%, 09/01/2044	1,115	1,318
4.150%, 04/01/2045	1,140	1,277
4.100%, 06/01/2021	449	497
3.050%, 09/01/2022	300	318
Canadian Pacific Railway
6.125%, 09/15/2115	34	42
Caterpillar
7.900%, 12/15/2018	50	57
4.300%, 05/15/2044	50	57
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,915	2,007
1.250%, 11/06/2017	21	21
Continental Airlines, Pass-Through Trust, Ser 1997-4, Cl A
6.900%, 01/02/2018	28	29
Continental Airlines, Pass-Through Trust, Ser 1999-1, Cl A
6.545%, 02/02/2019	312	330
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	648	696
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	1,229	1,366
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	2,259	2,550
CSX
7.375%, 02/01/2019	150	171
4.250%, 06/01/2021	65	72
Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,166	1,372
Delta Air Lines, Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	40	42
Eaton
7.625%, 04/01/2024	325	410
4.150%, 11/02/2042	530	586
4.000%, 11/02/2032	99	107
2.750%, 11/02/2022	1,460	1,508
1.500%, 11/02/2017	82	82
FedEx
4.550%, 04/01/2046	1,150	1,277
GE Capital International Funding Unlimited
4.418%, 11/15/2035	4,015	4,592
2.342%, 11/15/2020	1,670	1,720

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Electric
5.250%, 12/06/2017	$91	$ 96
4.500%, 03/11/2044	1,310	1,548
4.125%, 10/09/2042	91	103
ILFC E-Capital Trust II
4.230%, 12/21/2065 (B)(C)	1,200	972
Ingersoll-Rand Luxembourg Finance
2.625%, 05/01/2020	133	136
International Lease Finance
7.125%, 09/01/2018 (C)	2,675	2,943
L-3 Communications
4.950%, 02/15/2021	212	234
Lockheed Martin
4.700%, 05/15/2046	960	1,150
3.550%, 01/15/2026	5,575	6,059
3.350%, 09/15/2021	1,885	2,016
3.100%, 01/15/2023	110	116
2.500%, 11/23/2020	1,615	1,671
Northrop Grumman
3.850%, 04/15/2045	638	680
3.250%, 08/01/2023	7,245	7,760
Penske Truck Leasing Lp
3.375%, 02/01/2022 (C)	1,882	1,937
3.200%, 07/15/2020 (C)	1,485	1,531
Raytheon
3.125%, 10/15/2020	720	767
Siemens
2.900%, 05/27/2022 (C)	2,940	3,109
Union Pacific
4.050%, 03/01/2046	1,200	1,348
United Parcel Service
3.125%, 01/15/2021	90	96
United Technologies
8.875%, 11/15/2019	400	483
5.400%, 05/01/2035	640	805
1.800%, 06/01/2017	350	352
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	40	46
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	4,196	4,595
Valmont Industries
5.250%, 10/01/2054	925	881
Waste Management
3.900%, 03/01/2035	39	42
3.500%, 05/15/2024	650	702

		81,865

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Information Technology — 1.6%
Apple
4.650%, 02/23/2046	$2,610	$ 3,052
4.375%, 05/13/2045	1,625	1,823
3.850%, 05/04/2043	1,750	1,817
3.850%, 08/04/2046	2,725	2,844
3.450%, 05/06/2024	350	380
3.450%, 02/09/2045	156	153
2.450%, 08/04/2026	2,190	2,196
2.150%, 02/09/2022	90	92
1.550%, 08/04/2021	2,155	2,152
1.009%, 05/03/2018 (B)	273	274
Diamond 1 Finance
6.020%, 06/15/2026 (C)	1,065	1,139
4.420%, 06/15/2021 (C)	1,550	1,621
3.480%, 06/01/2019 (C)	1,890	1,945
Fidelity National Information Services
4.500%, 10/15/2022	805	893
4.500%, 08/15/2046	1,378	1,406
3.625%, 10/15/2020	1,500	1,592
2.850%, 10/15/2018	1,810	1,854
2.250%, 08/15/2021	1,050	1,057
Harris
5.054%, 04/27/2045	390	456
Hewlett Packard Enterprise
6.350%, 10/15/2045 (C)	2,070	2,137
4.900%, 10/15/2025 (C)	835	893
HP
4.650%, 12/09/2021	58	63
Intel
4.900%, 07/29/2045	110	134
3.700%, 07/29/2025	300	334
3.300%, 10/01/2021	75	81
3.100%, 07/29/2022	75	80
International Business Machines
5.700%, 09/14/2017	210	220
3.625%, 02/12/2024	355	389
KLA-Tencor
4.125%, 11/01/2021	2,450	2,633
Lam Research
3.800%, 03/15/2025	150	157
2.800%, 06/15/2021	1,450	1,487
2.750%, 03/15/2020	95	97
MasterCard
3.375%, 04/01/2024	720	785
Microsoft
4.450%, 11/03/2045	1,000	1,159
4.200%, 11/03/2035	1,165	1,320
3.950%, 08/08/2056	615	648
3.750%, 02/12/2045	2,195	2,289
3.700%, 08/08/2046	1,660	1,725
3.500%, 02/12/2035	2,834	2,934

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.450%, 08/08/2036	$1,025	$ 1,054
2.400%, 08/08/2026	3,870	3,890
2.375%, 02/12/2022	50	52
2.375%, 05/01/2023	50	51
2.000%, 08/08/2023	4,540	4,532
1.550%, 08/08/2021	2,465	2,462
0.875%, 11/15/2017	54	54
National Semiconductor
6.600%, 06/15/2017	280	292
Oracle
5.750%, 04/15/2018	200	215
4.000%, 07/15/2046	840	885
3.900%, 05/15/2035	3,995	4,213
3.850%, 07/15/2036	810	854
2.650%, 07/15/2026	1,610	1,625
2.400%, 09/15/2023	7,070	7,134
1.900%, 09/15/2021	3,640	3,652
1.200%, 10/15/2017	104	104
Total System Services
4.800%, 04/01/2026	650	718
3.800%, 04/01/2021	785	833
TSMC Global
1.625%, 04/03/2018 (C)	3,415	3,422
Visa
4.300%, 12/14/2045	810	959
3.150%, 12/14/2025	820	874
2.800%, 12/14/2022	3,915	4,112
2.200%, 12/14/2020	480	494

		88,792

Materials — 0.8%
Albemarle
5.450%, 12/01/2044	985	1,166
Barrick Gold
6.950%, 04/01/2019	662	739
5.250%, 04/01/2042	675	739
4.100%, 05/01/2023	477	514
Barrick North America Finance LLC
5.700%, 05/30/2041	190	220
4.400%, 05/30/2021	1,915	2,094
BHP Billiton Finance USA
6.750%, 10/19/2075 (B)(C)	1,610	1,837
6.500%, 04/01/2019	445	500
5.000%, 09/30/2043	815	973
3.250%, 11/21/2021	2,850	3,036
2.875%, 02/24/2022	160	168
1.875%, 11/21/2016	400	401
0.881%, 09/30/2016 (B)	34	34
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	1,050	1,131
Dow Chemical
8.550%, 05/15/2019	113	133

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 11/15/2021	$219	$ 240
3.000%, 11/15/2022	3,630	3,761
Eastman Chemical
2.700%, 01/15/2020	2,295	2,362
Ecolab
4.350%, 12/08/2021	420	472
Freeport-McMoRan
4.000%, 11/14/2021	1,280	1,171
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/2023	49	48
6.500%, 11/15/2020	227	228
Glencore Finance Canada
5.800%, 11/15/2016 (C)	390	393
2.700%, 10/25/2017 (C)	1,900	1,910
Glencore Funding LLC
2.875%, 04/16/2020 (C)	1,180	1,165
International Paper
5.150%, 05/15/2046	1,465	1,647
5.000%, 09/15/2035	1,520	1,698
Mosaic
5.625%, 11/15/2043	470	516
OCP
4.500%, 10/22/2025 (C)	1,860	1,902
Potash Corp of Saskatchewan
4.875%, 03/30/2020	10	11
PPG Industries
6.650%, 03/15/2018	94	101
Praxair
4.050%, 03/15/2021	73	80
Rio Tinto Finance USA
7.125%, 07/15/2028	20	26
3.750%, 09/20/2021	290	313
3.750%, 06/15/2025	1,875	1,987
Rock-Tenn
4.000%, 03/01/2023	330	349
3.500%, 03/01/2020	570	593
Southern Copper
5.250%, 11/08/2042	3,610	3,437
Stauffer Chemical(A)(E)
8.635%, 04/15/2018	860	602
8.372%, 04/15/2017	350	245
Vale Overseas
6.875%, 11/21/2036	3,323	3,297
5.875%, 06/10/2021	700	725

		42,964

Real Estate — 0.7%
Alexandria Real Estate Equities
2.750%, 01/15/2020	3,000	3,035
American Tower
3.450%, 09/15/2021	1,750	1,837

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AvalonBay Communities MTN
3.950%, 01/15/2021	$1,500	$ 1,619
Boston Properties
3.800%, 02/01/2024	2,000	2,153
Brixmor Operating Partnership
4.125%, 06/15/2026	1,065	1,106
DDR
4.625%, 07/15/2022	1,820	1,978
3.375%, 05/15/2023	1,525	1,539
ERP Operating
5.750%, 06/15/2017	100	103
4.625%, 12/15/2021	200	224
First Industrial MTN
7.500%, 12/01/2017	1,765	1,881
HCP
3.875%, 08/15/2024	4,611	4,721
2.625%, 02/01/2020	100	102
Health Care
4.500%, 01/15/2024	183	201
Healthcare Realty Trust
5.750%, 01/15/2021	60	68
3.750%, 04/15/2023	75	77
Highwoods Properties
7.500%, 04/15/2018	1,339	1,452
Mid-America Apartments
4.300%, 10/15/2023	625	678
4.000%, 11/15/2025	695	745
3.750%, 06/15/2024	1,585	1,667
Piedmont Operating Partnership
4.450%, 03/15/2024	125	132
Post Apartment Homes
4.750%, 10/15/2017	70	72
Realty Income
3.250%, 10/15/2022	150	155
2.000%, 01/31/2018	115	116
SL Green Realty
7.750%, 03/15/2020	2,000	2,326
Tanger Properties
3.875%, 12/01/2023	790	837
3.750%, 12/01/2024	755	793
Ventas Realty
4.125%, 01/15/2026	45	49
2.700%, 04/01/2020	2,950	3,016
Welltower
5.250%, 01/15/2022	1,825	2,067
4.950%, 01/15/2021	3,340	3,677
4.700%, 09/15/2017	225	232

		38,658

Telecommunication Services — 1.5%
America Movil
5.625%, 11/15/2017	1,450	1,521

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 03/30/2020	$540	$ 597
2.375%, 09/08/2016	238	238
AT&T
6.300%, 01/15/2038	1,400	1,770
6.000%, 08/15/2040	2,220	2,705
5.800%, 02/15/2019	675	743
5.550%, 08/15/2041	360	425
5.500%, 02/01/2018	130	137
4.750%, 05/15/2046	4,750	5,077
4.450%, 05/15/2021	440	485
4.450%, 04/01/2024	3,790	4,184
4.350%, 06/15/2045	652	657
3.950%, 01/15/2025	2,275	2,440
3.900%, 03/11/2024	1,000	1,072
3.875%, 08/15/2021	350	380
3.800%, 03/15/2022	1,230	1,321
3.400%, 05/15/2025	10,414	10,731
3.000%, 02/15/2022	700	722
3.000%, 06/30/2022	2,891	2,981
2.450%, 06/30/2020	64	65
1.750%, 01/15/2018	150	151
Bharti Airtel
4.375%, 06/10/2025 (C)	1,870	1,975
British Telecommunications
5.950%, 01/15/2018	1,011	1,074
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	249
Cox Communications
4.800%, 02/01/2035 (C)	840	817
4.700%, 12/15/2042 (C)	10	9
Deutsche Telekom International Finance
2.250%, 03/06/2017 (C)	3,130	3,149
Grupo Televisa
5.000%, 05/13/2045	735	766
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	201
Rogers Communications
4.100%, 10/01/2023	133	148
Sky
3.750%, 09/16/2024 (C)	1,015	1,078
Sprint Capital
8.750%, 03/15/2032	390	387
Telefonica Emisiones SAU
6.221%, 07/03/2017	100	104
5.877%, 07/15/2019	180	200
5.462%, 02/16/2021	69	79
5.134%, 04/27/2020	1,160	1,287
Verizon Communications
6.550%, 09/15/2043	1,012	1,374
6.400%, 09/15/2033	2,264	2,958
5.850%, 09/15/2035	150	187
5.150%, 09/15/2023	2,230	2,610

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.050%, 03/15/2034	$308	$ 351
4.862%, 08/21/2046	3,896	4,311
4.522%, 09/15/2048	1,230	1,299
4.400%, 11/01/2034	8,080	8,592
4.272%, 01/15/2036	3,830	4,038
4.150%, 03/15/2024	880	978
4.125%, 08/15/2046	1,380	1,386
2.183%, 09/15/2016 (B)	942	942
1.750%, 08/15/2021	2,020	2,005
Vodafone Group
2.950%, 02/19/2023	1,850	1,917

		82,873

Utilities — 2.4%
AEP Texas Central Transition Funding II LLC
5.170%, 01/01/2018	439	453
Alabama Power
5.500%, 10/15/2017	100	104
Alabama Power Capital Trust V
3.746%, 10/01/2042 (B)	100	96
American Electric Power
1.650%, 12/15/2017	1,920	1,924
Appalachian Power
4.450%, 06/01/2045	1,600	1,770
Berkshire Hathaway Energy
6.500%, 09/15/2037	3,200	4,447
4.500%, 02/01/2045	1,500	1,717
3.750%, 11/15/2023	488	534
Boston Gas
4.487%, 02/15/2042 (C)	140	156
CenterPoint Energy Resources
6.125%, 11/01/2017	320	336
4.500%, 01/15/2021	246	267
Commonwealth Edison
3.700%, 03/01/2045	355	375
Consolidated Edison of New York
6.650%, 04/01/2019	650	734
5.850%, 04/01/2018	236	253
4.450%, 03/15/2044	2,475	2,893
3.850%, 06/15/2046	975	1,052
Dominion Resources
4.700%, 12/01/2044	1,080	1,224
2.962%, 07/01/2019 (D)	640	655
2.850%, 08/15/2026	920	922
2.500%, 12/01/2019	1,985	2,027
2.000%, 08/15/2021	920	919
1.600%, 08/15/2019	1,225	1,224
Duke Energy
4.800%, 12/15/2045	320	377
3.750%, 09/01/2046	1,405	1,419
3.550%, 09/15/2021	722	775
2.650%, 09/01/2026	1,760	1,753

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.800%, 09/01/2021	$1,405	$ 1,400
Duke Energy Carolinas LLC
5.250%, 01/15/2018	326	343
4.250%, 12/15/2041	1,000	1,140
4.000%, 09/30/2042	1,512	1,658
3.875%, 03/15/2046	670	728
2.500%, 03/15/2023	1,295	1,342
Duke Energy Florida LLC
3.850%, 11/15/2042	1,360	1,448
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	2,525	2,865
Electricite de France
6.000%, 01/22/2114 (C)	310	339
5.250%, 10/13/2055 (C)	1,050	1,114
Entergy Louisiana LLC
6.500%, 09/01/2018	500	548
3.050%, 06/01/2031	565	577
Exelon
5.625%, 06/15/2035	2,065	2,518
3.950%, 06/15/2025	1,840	2,012
FirstEnergy
4.250%, 03/15/2023	2,040	2,159
2.750%, 03/15/2018	650	657
FirstEnergy, Ser C
7.375%, 11/15/2031	4,905	6,407
Florida Power & Light
4.050%, 10/01/2044	3,600	4,140
3.250%, 06/01/2024	360	386
Georgia Power
5.950%, 02/01/2039	50	66
Indiana Michigan Power
4.550%, 03/15/2046	710	814
IPALCO Enterprises
5.000%, 05/01/2018	2,380	2,499
Jersey Central Power & Light
7.350%, 02/01/2019	100	112
Kansas City Power & Light
5.300%, 10/01/2041	250	300
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,584
KeySpan Gas East
5.819%, 04/01/2041 (C)	2,500	3,250
2.742%, 08/15/2026 (C)	1,175	1,189
Majapahit Holding
7.750%, 01/20/2020	660	766
Metropolitan Edison
3.500%, 03/15/2023 (C)	5,050	5,201
MidAmerican Energy
4.250%, 05/01/2046	905	1,060
3.500%, 10/15/2024	910	994
2.400%, 03/15/2019	115	118

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	27

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NiSource Finance
6.800%, 01/15/2019	$3,547	$ 3,961
5.800%, 02/01/2042	471	597
Oncor Electric Delivery
6.800%, 09/01/2018	4,135	4,557
Pacific Gas & Electric
8.250%, 10/15/2018	1,570	1,785
6.050%, 03/01/2034	710	957
5.800%, 03/01/2037	560	744
5.400%, 01/15/2040	156	201
4.450%, 04/15/2042	2,360	2,715
3.250%, 09/15/2021	35	37
2.950%, 03/01/2026	1,128	1,177
PacifiCorp
5.650%, 07/15/2018	500	540
PECO Energy
4.150%, 10/01/2044	1,985	2,248
3.150%, 10/15/2025	1,485	1,584
PPL Capital Funding
3.100%, 05/15/2026	2,485	2,532
PPL Electric Utilities
4.150%, 10/01/2045	1,075	1,228
Progress Energy
6.000%, 12/01/2039	200	261
PSEG Power LLC
2.750%, 09/15/2016	1,055	1,056
Public Service of New Hampshire
3.500%, 11/01/2023	960	1,029
Public Service of New Mexico
7.950%, 05/15/2018	3,000	3,301
Puget Energy
6.000%, 09/01/2021	2,075	2,397
Sempra Energy
2.850%, 11/15/2020	1,665	1,724
Sierra Pacific Power
2.600%, 05/01/2026 (C)	1,440	1,462
Southern
4.400%, 07/01/2046	1,265	1,394
2.150%, 09/01/2019	1,920	1,948
Southern California Edison
3.500%, 10/01/2023	1,015	1,107
Southern California Gas
2.600%, 06/15/2026	1,780	1,822
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,599
Southwestern Electric Power
6.450%, 01/15/2019	672	743
3.900%, 04/01/2045	925	939
Virginia Electric & Power
4.650%, 08/15/2043	1,475	1,772
3.150%, 01/15/2026	995	1,056

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Virginia Electric and Power
2.950%, 01/15/2022	$1,720	$ 1,809
Westar Energy
2.550%, 07/01/2026	1,815	1,829

		132,251

Total Corporate Obligations (Cost $1,424,478) ($ Thousands)		1,516,392

ASSET-BACKED SECURITIES — 9.9%

Automotive — 2.3%

Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/2019	1,290	1,294
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	1,985	1,989
Ally Auto Receivables Trust, Ser 2016-1, Cl A2A
1.200%, 08/15/2018	1,089	1,089
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A2A
1.370%, 11/08/2019	1,029	1,028
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (C)	1,421	1,422
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (C)	590	600
Avis Budget Rental Car Funding AESOP LLC, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (C)	1,135	1,145
Avis Budget Rental Car Funding AESOP LLC, Ser 2016-2A, Cl A
2.720%, 11/20/2022 (C)	2,591	2,606
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (C)	798	798
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	729	730
California Republic Auto Receivables Trust, Ser 2014-3, Cl A4
1.790%, 03/16/2020	729	732
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/2020	1,665	1,673
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	795	795
California Republic Auto Receivables Trust, Ser 2015-4, Cl A4
2.580%, 06/15/2021 (C)	1,358	1,385

28	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
California Republic Auto Receivables Trust, Ser 2015-4, Cl A2
1.600%, 09/17/2018 (C)	$737	$ 739
California Republic Auto Receivables Trust, Ser 2016-1, Cl A3
1.890%, 05/15/2020	2,005	2,023
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	1,116	1,130
California Republic Auto Receivables Trust, Ser 2016-2, Cl A4
1.830%, 12/15/2021	1,852	1,857
California Republic Auto Receivables Trust, Ser 2016-2, Cl A2
1.340%, 03/15/2019	1,054	1,054
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	465	465
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	628	628
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	1,265	1,266
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	1,629	1,629
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	736	736
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A4
1.830%, 04/22/2019	295	295
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A4
1.860%, 10/21/2019	1,329	1,332
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A3
1.610%, 06/20/2019	1,614	1,615
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A4
1.970%, 01/21/2020	2,404	2,397
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A3
1.730%, 09/20/2019	1,622	1,625
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A2
1.390%, 09/20/2018	924	925
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A3
1.940%, 01/21/2020	1,731	1,738

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A1A
1.390%, 02/20/2018 (C)	$4,064	$ 4,064
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	874	870
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	1,065	1,065
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A3
1.830%, 03/20/2020	2,117	2,114
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	955	954
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A3
1.730%, 04/20/2020	2,120	2,109
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A2A
1.500%, 11/20/2018	2,605	2,604
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A2A
1.320%, 01/22/2019	643	642
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A3
1.460%, 06/22/2020	1,543	1,538
Chrysler Capital Auto Receivables Trust, Ser 2016-AA, Cl A3
1.770%, 10/15/2020 (C)	3,302	3,301
Flagship Credit Auto Trust, Ser 2016-3, Cl A2
2.050%, 11/15/2020 (C)	1,060	1,057
Ford Credit Auto Owner Trust, Ser 2013-C, Cl A3
0.820%, 12/15/2017	11	11
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	6,212	6,318
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	3,465	3,509
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/2027 (C)	3,487	3,578
Ford Credit Auto Owner Trust, Ser 2016-1, Cl A
2.310%, 08/15/2027 (C)	5,877	5,973
Ford Credit Auto Owner Trust, Ser 2016-2, Cl A
2.030%, 12/15/2027 (C)	3,977	4,000
Ford Credit Auto Owner Trust, Ser 2016-B, Cl A4
1.520%, 08/15/2021	911	913
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	2,653	2,661

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	29

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	$830	$ 830
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	767	767
Ford Credit Floorplan Master Owner Trust, Ser 2014-2, Cl A
0.981%, 02/15/2021 (B)	180	180
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	3,800	3,801
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
1.051%, 01/15/2022 (B)	988	989
Hertz Vehicle Financing LLC, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (C)	886	881
Hertz Vehicle Financing LLC, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (C)	2,072	2,073
Hertz Vehicle Financing LLC, Ser 2016-4A, Cl A
2.650%, 07/25/2022 (C)	1,878	1,889
Hertz Vehicle Financing, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	6,137	6,214
Honda Auto Receivables Owner Trust, Ser 2016-1, Cl A2
1.010%, 06/18/2018	280	280
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A2
1.130%, 09/15/2018	2,645	2,645
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A4
1.010%, 02/15/2019	394	394
Nissan Auto Receivables Owner Trust, Ser 2013-C, Cl A3
0.670%, 08/15/2018	46	46
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	2,961	2,958
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A2A
1.070%, 05/15/2019	3,510	3,506
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A4
1.380%, 01/15/2023	668	665
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A3
1.180%, 01/15/2021	1,609	1,604
Santander Drive Auto Receivables Trust, Ser 2016-2, Cl A2A
1.380%, 07/15/2019	2,782	2,779
Toyota Auto Receivables, Ser 2016-C, Cl A4
1.320%, 11/15/2021	1,317	1,312

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables, Ser 2016-C, Cl A2A
1.000%, 01/15/2019	$1,495	$ 1,493
Toyota Auto Receivables, Ser 2016-C, Cl A3
1.140%, 08/17/2020	1,993	1,988

		123,315

Credit Cards — 0.5%

American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	1,570	1,572
BA Credit Card Trust, Ser 2007-A1, Cl A1
5.170%, 06/15/2019	790	802
Capital One Multi-Asset Execution Trust, Ser 2007-A7, Cl A7
5.750%, 07/15/2020	1,050	1,100
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/2020	565	566
Capital One Multi-Asset Execution Trust, Ser 2014-A5, Cl A5
1.480%, 07/15/2020	5,341	5,363
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	198	199
Capital One Multi-Asset Execution Trust, Ser 2016-A5, Cl A5
1.660%, 06/17/2024	2,552	2,551
Chase Issuance Trust, Ser 2013-A8, Cl A8
1.010%, 10/15/2018	3,010	3,010
Chase Issuance Trust, Ser 2014, Cl A1
1.150%, 01/15/2019	1,460	1,461
Chase Issuance Trust, Ser 2014-A6, Cl A6
1.260%, 07/15/2019	1,250	1,252
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
0.802%, 05/26/2020 (B)	986	987
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	3,510	3,511
Citibank Credit Card Issuance Trust, Ser 2014-A8, Cl A8
1.730%, 04/09/2020	823	831
Discover Card Execution Note Trust, Ser 2016-A2, Cl A2
1.021%, 09/15/2021 (B)	1,255	1,262
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	3,681	3,744
World Financial Network Credit Card Master Trust, Ser 2014-C, Cl A
1.540%, 08/16/2021	332	333

		28,544

30	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mortgage Related Securities — 0.7%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032	$41	$ 39
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2004-W5, Cl AV2
1.528%, 04/25/2034 (B)	1,113	1,019
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2005-W2, Cl A1
0.748%, 10/25/2035 (B)	5,148	5,056
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/2035	350	358
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
1.483%, 12/15/2033 (B)	1,745	1,634
Asset-Backed Securities Home Equity Loan Trust, Ser 2005-HE6, Cl M2
1.289%, 07/25/2035 (B)	255	254
Centex Home Equity, Ser 2003-B, Cl AF6
3.173%, 06/25/2033 (B)	21	21
Centex Home Equity, Ser 2003-B, Cl AF4
3.735%, 02/25/2032	95	95
Centex Home Equity, Ser 2005-A, Cl M1
0.968%, 01/25/2035 (B)	4,952	4,547
Centex Home Equity, Ser 2006-A, Cl AV4
0.738%, 06/25/2036 (B)	71	69
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	44	44
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	–	–
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.262%, 09/15/2029 (B)	254	235
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.464%, 05/25/2039 (B)(C)	221	210
GSAA Trust, Ser 2005-6, Cl A3
0.858%, 06/25/2035 (B)	1,667	1,592
GSAMP Trust, Ser 2006-HE2, Cl A3
0.784%, 03/25/2046 (B)	8,000	7,491
JPMorgan Mortgage Acquisition, Ser 05-OPT1, Cl M1
0.938%, 06/25/2035 (B)	1,728	1,722
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.648%, 08/25/2036 (B)	946	417
Morgan Stanley ABS Capital I Trust, Ser 2005-WMC3, Cl M4
1.418%, 03/25/2035 (B)	5,500	5,422

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/2035	$134	$ 134
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	77	77
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.803%, 04/25/2037 (B)(C)	391	341
Structured Asset Security Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	167	166
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/2030	275	279
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
1.488%, 10/25/2034 (B)	6,668	6,504

		37,726

Other Asset-Backed Securities — 6.4%

Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.324%, 12/27/2022 (B)(C)	169	169
Academic Loan Funding Trust, Ser 2013-1A, Cl A
1.288%, 12/26/2044 (B)(C)	498	490
Access Group, Ser 2006-1, Cl A2
0.772%, 08/25/2023 (B)	554	549
Ally Master Owner Trust, Ser 2012-4, Cl A
1.720%, 07/15/2019	125	125
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	5,338	5,354
Ally Master Owner Trust, Ser 2014-3, Cl A
1.330%, 03/15/2019	100	100
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	4,290	4,290
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R5, Cl M1
0.918%, 07/25/2035 (B)	52	52
Apidos CLO XVI, Ser 2014-16A, Cl B
3.433%, 01/19/2025 (B)(C)	500	500
Apidos CLO XVIII, Ser 2014-18A, Cl A1
2.047%, 07/22/2026 (B)(C)	1,500	1,500
Apidos CLO XXII, Ser 2015-22A, Cl A1
2.196%, 10/20/2027 (B)(C)	3,000	3,006
Arrowpoint CLO, Ser 2014-2A, Cl A1L
2.132%, 03/12/2026 (B)(C)	1,900	1,900
Atrium X, Ser 2013-10A, Cl A
1.799%, 07/16/2025 (B)(C)	500	496
Babson CLO, Ser 2014-IIA, Cl A
2.023%, 10/17/2026 (B)(C)	1,000	995

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	31

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ballyrock CLO, Ser 2014-1A, Cl A1
2.114%, 10/20/2026 (B)(C)	$1,620	$ 1,620
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.888%, 08/25/2043 (B)	1,184	1,170
Brazos Education Loan Authority, Ser 2012-1, Cl A1
1.188%, 12/26/2035 (B)	3,050	3,003
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.862%, 02/25/2035 (B)	4,835	4,680
Brazos Higher Education Authority, Ser 2011-1, Cl A2
1.462%, 02/25/2030 (B)	1,602	1,587
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.638%, 10/27/2036 (B)	3,520	3,333
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
0.954%, 02/25/2031 (B)(C)	1,007	954
Carlyle Global Market Strategies CLO, Ser 2013-4A, Cl C
3.428%, 10/15/2025 (B)(C)	300	300
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
2.528%, 10/15/2021 (B)(C)	422	378
Cent CLO, Ser 2013-17A, Cl A1
2.057%, 01/30/2025 (B)(C)	500	498
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/2020	4	4
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/2034	355	362
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.183%, 11/25/2034	359	373
CIFC Funding, Ser 2014-1A, Cl B1
2.633%, 04/18/2025 (B)(C)	1,500	1,502
CIFC Funding, Ser 2014-2A, Cl A1L
2.141%, 05/24/2026 (B)(C)	1,000	994
CIT Education Loan Trust, Ser 2007-1, Cl A
0.720%, 03/25/2042 (B)(C)	2,620	2,437
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/2036	6,465	6,417
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/2036	1,582	1,625
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.743%, 03/25/2037	990	1,024

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Commonbond Student Loan Trust, Ser 2015-A, Cl A
3.200%, 06/25/2032 (C)	$475	$ 475
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	2,990	2,942
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (B)	2	2
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (B)	52	54
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (C)	77	77
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.015%, 06/25/2040 (B)(C)	887	114
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
1.028%, 12/25/2034 (B)	4,712	4,443
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
4.992%, 10/25/2046 (B)	131	116
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.818%, 07/25/2036 (B)(C)	170	138
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
1.388%, 10/25/2047 (B)	488	440
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.248%, 04/25/2047	3,045	2,935
Credit-Based Asset Servicing & Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	58	57
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF4
3.455%, 12/25/2036	771	585
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF2
3.455%, 12/25/2036	526	396
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.808%, 02/15/2034 (B)	221	202
CWHEQ Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
0.628%, 04/15/2037 (B)	5,891	5,150
Dryden Senior Loan Fund, Ser 2015-37A, Cl A
2.128%, 04/15/2027 (B)(C)	3,860	3,862
Educational Funding of the South, Ser 2011-1, Cl A2
1.288%, 04/25/2035 (B)	2,507	2,465
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.488%, 04/25/2033 (B)(C)	4,600	4,382

32	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Equity One Mortgage Pass-Through Trust, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (B)	$91	$ 92
First Franklin Mortgage Loan Trust, Ser 2005-FFH3, Cl M1
0.998%, 09/25/2035 (B)	2,512	2,507
Flatiron CLO, Ser 2013-1A, Cl B
3.383%, 01/17/2026 (B)(C)	500	500
Flatiron CLO, Ser 2014-1A, Cl A1
2.013%, 07/17/2026 (B)(C)	3,510	3,494
Ford Credit Floorplan Master Owner Trust, Ser 2012-5, Cl A
1.490%, 09/15/2019	274	275
Ford Credit Floorplan Master Owner Trust, Ser 2015-1, Cl A1
1.420%, 01/15/2020	119	119
Ford Credit Floorplan Master Owner Trust, Ser 2016-1, Cl A2
1.381%, 02/15/2021 (B)	615	621
Galaxy XIX CLO, Ser 2015-19A, Cl A1A
2.188%, 01/24/2027 (B)(C)	1,750	1,750
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	2,181	2,044
Green Tree Financial, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (B)(C)	214	215
Green Tree Financial, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (B)(C)	256	258
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.947%, 03/13/2032 (B)	1,100	979
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.945%, 02/20/2032 (B)	675	600
GT Loan Financing I, Ser 2013-1A, Cl A
1.904%, 10/28/2024 (B)(C)	1,250	1,244
Higher Education Funding I, Ser 2014-1, Cl A
1.712%, 05/25/2034 (B)(C)	3,405	3,348
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.668%, 02/25/2036 (B)	864	828
ING IM CLO, Ser 2014-1A, Cl A1
2.179%, 04/18/2026 (B)(C)	3,900	3,900
JFIN CLO, Ser 2016-1A, Cl A2A
1.557%, 07/27/2028 (B)(C)	1,500	1,440
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	1,992	2,093
JGWPT XXXI LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (C)	1,011	1,058
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	2,658	2,660
JGWPT XXXIII LLC, Ser 2014-3A, Cl A
3.500%, 06/15/2077 (C)	1,239	1,227

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.859%, 08/25/2038 (B)(C)	$4,394	$ 119
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.060%, 04/25/2040 (B)(C)	686	89
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	114	117
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M2
1.283%, 02/25/2035 (B)	4,163	4,155
Magnetite CLO IX, Ser 2014-9A, Cl A1
2.135%, 07/25/2026 (B)(C)	1,000	1,000
Magnetite VI, Ser 2015-6A, Cl CR
3.234%, 09/15/2023 (B)(C)	1,500	1,500
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,510	2,672
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	371	402
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	4,423	4,725
Navient Private Education Loan Trust, Ser 2014-AA, Cl A2B
1.758%, 02/15/2029 (B)(C)	1,566	1,561
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
1.208%, 09/16/2024 (B)(C)	1,805	1,796
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/2028 (C)	1,191	1,206
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
1.708%, 12/15/2028 (B)(C)	548	544
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	1,035	1,010
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (C)	2,890	3,028
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.998%, 06/25/2031 (B)	5,330	5,144
Navient Student Loan Trust, Ser 2014-2, Cl A
1.128%, 03/25/2083 (B)	5,991	5,792
Navient Student Loan Trust, Ser 2014-3, Cl A
1.108%, 03/25/2083 (B)	6,025	5,823
Navient Student Loan Trust, Ser 2014-4, Cl A
1.108%, 03/25/2083 (B)	4,223	4,036
Navient Student Loan Trust, Ser 2014-8, Cl A2
0.928%, 04/25/2023 (B)	1,162	1,158
Navient Student Loan Trust, Ser 2014-8, Cl A3
1.088%, 05/27/2031 (B)	300	287
Navient Student Loan Trust, Ser 2014-8, Cl B
1.988%, 07/26/2049 (B)	134	120

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	33

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.895%, 10/27/2036 (B)	$1,924	$ 1,852
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.875%, 01/25/2037 (B)	1,651	1,592
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.825%, 10/25/2033 (B)	2,159	2,047
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.724%, 03/23/2037 (B)	1,848	1,750
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.744%, 12/24/2035 (B)	5,966	5,637
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.827%, 03/22/2032 (B)	742	685
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
1.324%, 04/25/2046 (B)(C)	703	700
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.438%, 11/25/2043 (B)(C)	3,735	3,368
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
1.124%, 09/25/2042 (B)(C)	6,373	6,022
Northstars Education Finance Authority, Ser 2007-1, Cl A2
1.384%, 01/29/2046 (B)	50	48
OHA Loan Funding, Ser 2014-1A, Cl A1
2.164%, 10/20/2026 (B)(C)	1,500	1,500
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WCW1, Cl M2
1.508%, 09/25/2034 (B)	52	52
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCH1, Cl M2
1.268%, 01/25/2036 (B)	1,045	1,040
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW2, Cl M1
0.988%, 07/25/2035 (B)	6,418	6,357
RAMP Trust, Ser 2002-RS4, Cl AI5
6.163%, 08/25/2032	3	3
RAMP Trust, Ser 2003-RS10, Cl AI6
5.805%, 11/25/2033	397	419
RAMP Trust, Ser 2003-RS11, Cl AI6A
5.944%, 12/25/2033	367	397
RAMP Trust, Ser 2006-RZ1, Cl A3
0.788%, 03/25/2036 (B)	260	258
RAMP Trust, Ser 2006-RZ3, Cl A2
0.648%, 08/25/2036 (B)	1,005	1,001
RSB BondCo LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	1,681	1,706
Saranac CLO II, Ser 2014-2A, Cl B
2.686%, 02/20/2025 (B)(C)	1,750	1,723
SBA Small Business Investment, Ser 2015-10A, Cl 1
2.517%, 03/10/2025	654	672

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Shackleton CLO, Ser 2013-4A, Cl B1
2.630%, 01/13/2025 (B)(C)	$1,450	$ 1,447
SLC Student Loan Trust, Ser 2007-2, Cl A2
1.026%, 05/15/2028 (B)	645	639
SLM Private Education Loan Trust, Ser 2012-B, Cl A2
3.480%, 10/15/2030 (C)	809	825
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (C)	4,016	4,068
SLM Private Education Loan Trust, Ser 2013-A, Cl A2B
1.558%, 05/17/2027 (B)(C)	1,342	1,349
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (C)	2,622	2,607
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
1.158%, 07/15/2022 (B)(C)	546	547
SLM Private Education Loan Trust, Ser 2013-B, Cl A2B
1.608%, 06/17/2030 (B)(C)	377	378
SLM Private Education Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	1,158	1,178
SLM Private Education Loan Trust, Ser 2014-A, Cl A2B
1.658%, 01/15/2026 (B)(C)	712	714
SLM Private Education Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (C)	1,128	1,139
SLM Student Loan Trust, Ser 2003-12, Cl B
1.224%, 03/15/2038 (B)	1,543	1,317
SLM Student Loan Trust, Ser 2003-4, Cl A5D
1.384%, 03/15/2033 (B)(C)	1,621	1,540
SLM Student Loan Trust, Ser 2004-10, Cl A6A
1.265%, 04/27/2026 (B)(C)	3,200	3,175
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.808%, 07/25/2023 (B)	1,978	1,964
SLM Student Loan Trust, Ser 2004-8, Cl B
1.175%, 01/25/2040 (B)	409	353
SLM Student Loan Trust, Ser 2004-8A, Cl A5
1.215%, 04/25/2024 (B)(C)	4,169	4,144
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.738%, 04/25/2025 (B)	177	175
SLM Student Loan Trust, Ser 2005-5, Cl A4
0.855%, 10/25/2028 (B)	2,900	2,755
SLM Student Loan Trust, Ser 2005-6, Cl A6
0.855%, 10/27/2031 (B)	4,167	4,021
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.838%, 07/27/2026 (B)	691	695

34	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.865%, 10/25/2029 (B)	$1,657	$ 1,595
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.835%, 01/27/2025 (B)	182	182
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.808%, 01/25/2041 (B)	4,250	3,874
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.815%, 01/25/2021 (B)	2,551	2,464
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.798%, 01/25/2041 (B)	4,250	3,746
SLM Student Loan Trust, Ser 2007-2, Cl B
0.885%, 07/25/2025 (B)	934	746
SLM Student Loan Trust, Ser 2007-2, Cl A3
0.755%, 01/25/2019 (B)	2,792	2,754
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.775%, 07/25/2022 (B)	2,920	2,747
SLM Student Loan Trust, Ser 2007-3, Cl A3
0.755%, 04/25/2019 (B)	3,000	2,988
SLM Student Loan Trust, Ser 2007-5, Cl A5
0.795%, 01/25/2024 (B)	785	780
SLM Student Loan Trust, Ser 2007-6, Cl B
1.565%, 04/27/2043 (B)	917	781
SLM Student Loan Trust, Ser 2008-2, Cl B
1.915%, 01/25/2083 (B)	1,155	1,004
SLM Student Loan Trust, Ser 2008-3, Cl B
1.915%, 04/26/2083 (B)	1,155	978
SLM Student Loan Trust, Ser 2008-4, Cl B
2.565%, 04/25/2029 (B)	1,155	1,040
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.338%, 07/25/2023 (B)	2,753	2,761
SLM Student Loan Trust, Ser 2008-5, Cl B
2.565%, 07/25/2029 (B)	1,155	1,044
SLM Student Loan Trust, Ser 2008-6, Cl B
2.565%, 07/26/2083 (B)	1,155	1,075
SLM Student Loan Trust, Ser 2008-7, Cl B
2.565%, 07/26/2083 (B)	1,155	1,065
SLM Student Loan Trust, Ser 2008-8, Cl B
2.965%, 10/25/2029 (B)	1,155	1,110
SLM Student Loan Trust, Ser 2008-9, Cl A
2.138%, 04/25/2023 (B)	5,066	5,060
SLM Student Loan Trust, Ser 2008-9, Cl B
2.965%, 10/25/2083 (B)	1,155	1,115
SLM Student Loan Trust, Ser 2010-1, Cl A
0.888%, 03/25/2025 (B)	257	249
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.688%, 10/25/2034 (B)	495	482
SLM Student Loan Trust, Ser 2012-6, Cl A3
1.238%, 05/26/2026 (B)	1,094	1,069
SLM Student Loan Trust, Ser 2012-6, Cl B
1.488%, 04/27/2043 (B)	1,862	1,601
SLM Student Loan Trust, Ser 2012-E, Cl A1
1.258%, 10/16/2023 (B)(C)	236	236

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2012-E, Cl A2B
2.258%, 06/15/2045 (B)(C)	$1,009	$ 1,023
SLM Student Loan Trust, Ser 2013-1, Cl B
2.288%, 11/25/2043 (B)	487	432
SLM Student Loan Trust, Ser 2013-3, Cl B
1.988%, 09/25/2043 (B)	768	658
SLM Student Loan Trust, Ser 2013-4, Cl A
1.038%, 06/25/2027 (B)	2,139	2,068
SLM Student Loan Trust, Ser 2013-6, Cl A3
1.138%, 06/25/2055 (B)	2,974	2,946
SLM Student Loan Trust, Ser 2013-A, Cl A2A
1.770%, 05/17/2027 (C)	621	617
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	2,527	2,480
SLM Student Loan Trust, Ser 2014-2, Cl A3
1.078%, 03/25/2055 (B)	1,895	1,867
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (C)	2,370	2,376
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.481%, 06/15/2027 (B)(C)	2,190	2,107
SMB Private Education Loan Trust, Ser 2015-A, Cl A1
1.081%, 07/17/2023 (B)(C)	349	348
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (C)	974	989
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
1.681%, 07/15/2027 (B)(C)	2,233	2,214
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 07/15/2027 (C)	2,823	2,874
SMB Private Education Loan Trust, Ser 2015-C, Cl A1
1.381%, 07/15/2022 (B)(C)	1,356	1,358
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
1.881%, 07/15/2027 (B)(C)	954	957
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	3,903	3,917
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
2.008%, 05/15/2031 (B)(C)	2,981	2,981
SMB Private Education Loan Trust, Ser 2016-A, Cl A1
1.208%, 05/15/2023 (B)(C)	1,765	1,765
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
1.935%, 02/17/2032 (B)(C)	2,930	2,930

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	35

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)		$4,938	$ 4,878
SMB Private Education Loan Trust, Ser 2016-B, Cl A1
1.135%, 11/15/2023 (B)(C)		2,977	2,977
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
1.038%, 09/25/2034 (B)		3,364	3,082
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
1.088%, 05/25/2035 (B)		5,131	5,130
Symphony CLO XVII, Ser 2016-17A, Cl A1
2.202%, 04/15/2028 (B)(C)		1,250	1,254
TCI-FLATIRON CLO, Ser 2016-1A, Cl A
2.212%, 07/17/2028 (B)(C)		2,500	2,505
Trade MAPS 1, Ser 2013-1A, Cl A
1.212%, 12/10/2018 (B)(C)		3,109	3,102
U.S. Small Business Administration, Ser 2013-20L, Cl 1
3.380%, 12/01/2033		999	1,064
Venture XV CLO, Ser 2013-15A, Cl B1
2.678%, 07/15/2025 (B)(C)		800	800
Venture XXIV CLO, Ser 2016-24A, Cl A1D
2.240%, 10/20/2028 (B)(C)		3,000	2,977
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (C)		4,775	4,775
Voya CLO, Ser 2014-2A, Cl A1
2.083%, 07/17/2026 (B)(C)		500	500
Zais CLO 2, Ser 2014-2A, Cl A1B
3.570%, 07/25/2026 (C)		3,000	3,002
Ziggurat CLO, Ser 2014-1A, Cl B1
2.733%, 10/17/2026 (B)(C)		1,000	978

			348,494

Total Asset-Backed Securities (Cost $536,945) ($ Thousands)			538,079

SOVEREIGN DEBT — 2.7%
Abu Dhabi Government International Bond
3.125%, 05/03/2026 (C)		1,425	1,501
2.125%, 05/03/2021 (C)		1,660	1,672
China Government Bond
3.390%, 05/21/2025	CNY	5,000	760
3.380%, 11/21/2024		3,000	457
3.310%, 11/30/2025		23,000	3,488
FMS Wertmanagement AoeR
1.000%, 11/21/2017		$1,660	1,661
Israel Government AID Bond
5.500%, 09/18/2033		1,000	1,419
3.630%, 11/01/2024 (A)		1,000	855
3.098%, 02/15/2025 (A)		1,000	831
3.058%, 08/15/2025 (A)		1,000	817

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Israel Government International Bond
4.500%, 01/30/2043		$955	$ 1,091
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		3,600	3,920
Japan Treasury Discount Bills
0.000%, 09/05/2016 (A)	JPY	2,140,000	20,689
0.000%, 10/17/2016 (A)		2,140,000	20,694
0.000%, 11/14/2016 (A)		1,950,000	18,860
Mexico Government International Bond
4.350%, 01/15/2047		$1,200	1,237
Province of Ontario Canada
1.625%, 01/18/2019		2,250	2,270
1.250%, 06/17/2019		1,931	1,928
Province of Quebec Canada
2.625%, 02/13/2023		5,600	5,843
2.500%, 04/20/2026		966	993
Qatar Government International Bond
3.250%, 06/02/2026 (C)		1,355	1,385
2.375%, 06/02/2021 (C)		2,235	2,257
Republic of Colombia
5.625%, 02/26/2044		4,070	4,696
5.000%, 06/15/2045		200	217
Republic of Indonesia MTN
5.875%, 03/13/2020		190	214
5.875%, 01/15/2024 (C)		1,264	1,495
4.875%, 05/05/2021		500	552
3.750%, 04/25/2022 (C)		360	379
3.750%, 04/25/2022		500	527
Republic of Paraguay
6.100%, 08/11/2044 (C)		975	1,121
5.000%, 04/15/2026 (C)		335	366
Republic of Peru
6.550%, 03/14/2037		300	423
5.625%, 11/18/2050		2,460	3,241
Republic of Poland
5.000%, 03/23/2022		380	435
4.000%, 01/22/2024		7,630	8,469
Republic of Slovenia
5.850%, 05/10/2023 (C)		1,560	1,847
5.500%, 10/26/2022 (C)		996	1,151
5.250%, 02/18/2024 (C)		3,600	4,163
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030 (D)		2,953	3,587
4.500%, 04/04/2022		2,400	2,579
United Mexican States MTN
5.750%, 10/12/2110		1,857	2,117
5.550%, 01/21/2045		5,566	6,860
4.125%, 01/21/2026		3,397	3,724
3.600%, 01/30/2025		3,190	3,381

Total Sovereign Debt (Cost $138,376) ($ Thousands)			146,172

36	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
FHLB
3.150%, 06/28/2030 (D)	$7,510	$ 7,523
1.875%, 03/13/2020	75	77
0.875%, 05/24/2017	100	100
FHLMC
1.000%, 03/08/2017 to 07/28/2017	310	310
0.875%, 10/14/2016	85	85
0.750%, 01/12/2018	250	250
FICO STRIPS, PO
1.386%, 11/02/2018 (A)	3,410	3,341
1.315%, 05/11/2018 (A)	3,620	3,567
1.302%, 04/06/2018 (A)	2,920	2,879
FNMA
1.486%, 10/09/2019 (A)	14,005	13,419
1.250%, 01/30/2017	200	201
1.125%, 04/27/2017	150	151
0.875%, 05/21/2018	250	250
FNMA DN
0.441%, 10/17/2016 (A)(F)	10,910	10,906
Residual Funding Principal STRIPS
1.996%, 10/15/2020 (A)	4,950	4,691
Tennessee Valley Authority
3.875%, 02/15/2021	3,090	3,428
2.875%, 09/15/2024	3,748	4,062
Tennessee Valley Authority Principal STRIPS, PO
0.000%, 11/01/2025 (A)	1,000	806

Total U.S. Government Agency Obligations (Cost $52,561) ($ Thousands)		56,046

MUNICIPAL BONDS — 0.5%
California — 0.1%
California State, Build America Project, GO
7.600%, 11/01/2040	1,415	2,340
6.650%, 03/01/2022	70	86
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,560	2,538

		4,964

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nevada — 0.1%
Clark County, Airport System Revenue, Build America Project, RB
6.820%, 07/01/2045	$2,175	$ 3,418

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	1,723	2,664

New York — 0.2%
New York City, Build America Project, GO
5.047%, 10/01/2024	4,000	4,726
New York City, Build America Project, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	2,000	2,379
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	1,000	1,400
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	2,120	2,506

		11,011

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	639	740

Texas — 0.1%
Brazos Higher Education Authority, Ser 2006-2, Cl A9, RB
0.650%, 12/26/2024(B)	1,155	1,085
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,829	2,878

		3,963

Virginia — 0.0%
Virginia State, Housing Development Authority, Ser C, RB
6.000%, 06/25/2034	189	200

Total Municipal Bonds (Cost $21,739) ($ Thousands)		26,960

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	37

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl A 0.180%**†	120,341,003	$ 120,341

Total Cash Equivalent
(Cost $120,341) ($ Thousands)		120,341

Total Investments — 104.5% (Cost $5,512,526) ($ Thousands) @		$ 5,703,022

	Contracts
PURCHASED OPTIONS(G) — 0.0%
September 2016, U.S. 10 Year Future Option Call, Expires 09/17/2016,
Strike Price $131.25*	265	$ 124
September 2016, U.S. 10 Year Future Option Put, Expires 09/17/2016,
Strike Price $130.50*	89	42
September 2016, U.S. 10 Year Note Call, Expires 09/17/2016,
Strike Price $131.50*	98	11
September 2016, U.S. 5 Year Note Call, Expires 09/17/2016,
Strike Price $121.25*	221	53

Total Purchased Options (Cost $218) ($ Thousands)		$ 230

WRITTEN OPTIONS(G) — 0.0%
November 2016, U.S. Bond Future Option Call, Expires 11/19/2016
Strike Price $178.00*	(90)	$ (75)
October 2016, U.S. 10 Year Future Option Call, Expires 10/22/2016
Strike Price $132.50*	(398)	(124)
October 2016, U.S. 5 Year Future Option Call, Expires 10/22/2016
Strike Price $122.25*	(221)	(38)
September 2016, U.S. 10 Year Future Option Put, Expires 09/17/2016
Strike Price $128.50*	(178)	(14)

Total Written Options
(Premiums Received $285) ($ Thousands)		$ (251)

A list of the open futures contracts held by the Fund at August 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

90-Day Euro$	599	Dec-2017	$–
90-Day Euro$	(634)	Dec-2019	38
Euro	(40)	Sep-2016	135
Euro-Bob	(35)	Sep-2016	(50)
Euro-Bund Index	(175)	Sep-2016	(729)
U.S. 2-Year Treasury Note	169	Jan-2017	(38)
U.S. 5-Year Treasury Note	2,449	Jan-2017	(459)
U.S. 10-Year Treasury Note	1,633	Dec-2016	(568)
U.S. 10-Year Treasury Note	(331)	Dec-2016	(63)
U.S. Long Treasury Bond	(1,072)	Dec-2016	159
U.S. Ultra Bond	(515)	Dec-2016	(186)

			$(1,761)

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at August 31, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

09/06/16-11/14/16	JPY	8,442,996	USD	81,462	$(330)
10/14/16-11/10/16	USD	20,949	EUR	18,878	116
10/14/16-11/10/16	EUR	25,881	USD	28,891	(3)
10/14/16	CNH	30,890	USD	4,594	(14)

					$(231)

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Bank of America	$(50,391)	$49,219	$(1,172)
Barclays PLC	(22,653)	22,801	148
Citigroup	(41,673)	42,044	371
JPMorgan Chase Bank	(18,917)	19,330	413
UBS	(2,609)	2,618	9

			$(231)

For the period ended August 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

38	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

A list of open OTC swap agreements held by the Fund at August 31, 2016, is as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)

Citigroup	2.71%	3 Month USD - LIBOR	08/15/2042	$8,210	$(1,896)

					$(1,896)

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Deutsche Bank	Berkshire Hathaway	SELL	1.00%	03/20/2024	$(2,660)	$27
Deutsche Bank	Brazil CDS	SELL	1.00%	12/20/2020	(1,079)	146
Goldman Sachs	Metlife	SELL	1.00%	06/20/2021	(1,660)	(25)
Goldman Sachs	Metlife	SELL	1.00%	06/20/2021	(1,900)	(28)

						$120

A list of open centrally cleared swap agreements held by the Fund at August 31, 2016, is as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

BNP Paribas	3 Month USD - LIBOR	1.58%	06/13/2026	$19,640	$(237)
BNP Paribas	1.19%	3-Month USD LIBOR	06/13/2021	19,690	(18)
Citigroup	3.68%	3-Month USD LIBOR	11/15/2043	5,080	(2,299)
Merrill Lynch	1.27%	3-Month USD LIBOR	05/15/2023	47,232	122
UBS Warburg	1.90%	3-Month USD LIBOR	11/30/2022	69,440	(2,604)
UBS Warburg	1.90%	3-Month USD LIBOR	08/31/2022	45,600	(1,680)

					$(6,716)

For the period ended August 31, 2016, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $5,457,649 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2016.

†	Investment in Affiliated Security.

(A)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2016.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2016, the value of these securities amounted to $553,366 ($ Thousands), representing 10.1% of the net assets of the Fund.

(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on August 31, 2016. The coupon on a step bond changes on a specified date.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2016 was $847 ($ Thousands) and represented 0.0% of Net Assets.

(F)	The rate reported is the effective yield at time of purchase.
(G)	For the period ended August 31, 2016, the total amount of open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

(H)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	39

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Continued)

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $5,512,526 ($ Thousands), and the unrealized appreciation and depreciation were $213,715 ($ Thousands) and ($23,219) ($ Thousands), respectively.

ABS — Asset-Backed Security

ACES — Alternative Credit Enhancement Securities

AESOP — All Employee Stock Ownership Plan

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Offshore Yen

CNY — Chinese Yuen

DN — Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

OTC — Over the Counter

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total

U.S. Treasury Obligations	$—	$1,694,331	$—	$1,694,331
Mortgage-Backed Securities	—	1,604,701	—	1,604,701
Corporate Obligations	—	1,515,545	847	1,516,392
Asset-Backed Securities	—	538,079	—	538,079
Sovereign Debt	—	146,172	—	146,172
U.S. Government Agency Obligations	—	56,046	—	56,046
Municipal Bonds	—	26,960	—	26,960
Cash Equivalent	120,341	—	—	120,341

Total Investments in Securities	$120,341	$5,581,834	$847	$5,703,022

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Purchased Options	$230	$—	$—	$230
Written Options	(251)	—	—	(251)
Futures Contracts *
Unrealized Appreciation	332	—	—	332
Unrealized Depreciation	(2,093)	—	—	(2,093)
Forwards Contracts *
Unrealized Appreciation	—	116	—	116
Unrealized Depreciation	—	(347)	—	(347)
OTC Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(1,896)	—	(1,896)
Credit Default Swaps *
Unrealized Appreciation	—	173	—	173
Unrealized Depreciation	—	(53)	—	(53)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	122	—	122
Unrealized Depreciation	—	(6,838)	—	(6,838)

Total Other Financial Instruments	$(1,782)	$(8,723)	$—	$(10,505)

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016 , there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

40	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Core Fixed Income Fund (Concluded)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2016, the Fund is the seller (“providing protection”) on a total notional amount of $7.3 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX

REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total

Fair value of written credit derivatives	$(38,049)	$(6,250)	$—	$—	$(44,299)
Maximum potential amount of future payments	6,220,000	1,079,000	—	—	7,299,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total

Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	3,560,000	2,660,000	—	6,220,000
> than 200	—	—	1,079,000	—	—	1,079,000

Total	$—	$—	$4,639,000	$2,660,000	$—	$7,299,000

The following is a summary of the transactions with affiliates for the period ended August 31, 2016 ($ Thousands):

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Value 8/31/2016	Dividend Income

SEI Daily Income Trust, Government Fund, Cl A	$ —	$ 726,434	$ (606,093)	$ 120,341	$ 1
SEI Daily Income Trust, Prime Obligation Fund, Cl A	69,172	291,198	(360,370)	—	—

Totals	$ 69,172	$ 1,017,632	$ (966,463)	$ 120,341	$ 1

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	41

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 78.5%
Consumer Discretionary — 16.3%
Adelphia Communications (escrow security)(A)
10.250%, 06/15/2011	$125	$ 1
7.875%, 01/15/2009	250	–
7.750%, 05/01/2009	75	–
Adelphia Communications (escrow security), Ser B
9.500%, 02/15/2004	25	–
Adient Global Holdings
4.875%, 08/15/2026 (B)	630	639
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (B)	2,750	2,434
AMC Entertainment
5.875%, 02/15/2022	1,000	1,030
5.750%, 06/15/2025	2,985	3,060
AMC Networks
5.000%, 04/01/2024	2,615	2,680
4.750%, 12/15/2022	3,305	3,404
American Axle & Manufacturing
6.625%, 10/15/2022	685	730
6.250%, 03/15/2021	605	632
American Builders & Contractors Supply
5.750%, 12/15/2023 (B)	900	951
5.625%, 04/15/2021 (B)	1,210	1,255
Argos Merger Sub
7.125%, 03/15/2023 (B)	2,625	2,760
Beazer Homes USA
5.750%, 06/15/2019	1,560	1,557
Belo
7.750%, 06/01/2027	2,025	2,187
Bon-Ton Department Stores
8.000%, 06/15/2021	13,517	7,502
Boyd Gaming
6.875%, 05/15/2023	1,325	1,431
6.375%, 04/01/2026 (B)	3,370	3,589
Brookfield Residential Properties
6.375%, 05/15/2025 (B)	632	626
Burger King Worldwide
6.000%, 04/01/2022 (B)	3,855	4,033
Cablevision Systems
7.750%, 04/15/2018	900	961
5.875%, 09/15/2022	1,947	1,835
Caesars Entertainment Operating(A)
11.250%, 06/01/2017	1,645	1,620
9.000%, 02/15/2020	4,990	4,931
8.500%, 02/15/2020	1,595	1,587
Caesars Entertainment Resort Properties LLC
8.000%, 10/01/2020	3,310	3,360
CCO Holdings LLC
6.625%, 01/31/2022	1,585	1,668
5.875%, 04/01/2024 (B)	1,485	1,600
5.750%, 02/15/2026 (B)	2,860	3,060

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 05/01/2026 (B)	$1,405	$ 1,488
5.375%, 05/01/2025 (B)	2,098	2,211
5.125%, 02/15/2023	2,000	2,100
5.125%, 05/01/2023 (B)	1,419	1,493
CEC Entertainment
8.000%, 02/15/2022	1,901	1,901
Cedar Fair
5.375%, 06/01/2024	2,070	2,189
Cengage Learning
9.500%, 06/15/2024 (B)	4,170	4,264
Century Communities
6.875%, 05/15/2022	2,605	2,638
Charter Communications Operating LLC
6.384%, 10/23/2035 (B)	425	508
4.908%, 07/23/2025 (B)	1,860	2,052
Chester Downs & Marina LLC
9.250%, 02/01/2020 (B)	8,105	7,416
Chinos Intermediate Holdings A, Cl A
7.750%, 05/01/2019 (B)	3,821	1,490
Cinemark USA
5.125%, 12/15/2022	1,100	1,139
4.875%, 06/01/2023	1,420	1,456
Claire’s Stores
9.000%, 03/15/2019 (B)	2,235	1,288
8.875%, 03/15/2019	3,760	696
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	7,500	7,525
6.500%, 11/15/2022	5,550	5,776
ClubCorp Club Operations
8.250%, 12/15/2023 (B)	2,350	2,485
CSC Holdings LLC
8.625%, 02/15/2019	2,375	2,660
6.750%, 11/15/2021	1,000	1,067
5.250%, 06/01/2024	3,373	3,282
CST Brands
5.000%, 05/01/2023	350	370
Cumulus Media Holdings
7.750%, 05/01/2019	5,505	2,312
Dana Holding
6.000%, 09/15/2023	1,555	1,629
5.500%, 12/15/2024	1,060	1,087
Deck Chassis Acquisition
10.000%, 06/15/2023 (B)	2,875	3,040
DISH DBS
7.750%, 07/01/2026 (B)	405	432
6.750%, 06/01/2021	1,530	1,644
5.875%, 07/15/2022	7,059	7,200
5.875%, 11/15/2024	9,115	8,990
5.000%, 03/15/2023	5,920	5,699
Dollar Tree
5.750%, 03/01/2023	2,460	2,648

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DreamWorks Animation SKG
6.875%, 08/15/2020 (B)	$1,505	$ 1,586
EMI Music Publishing Group North America Holdings
7.625%, 06/15/2024 (B)	2,053	2,238
Empire Today LLC
11.375%, 02/01/2017 (B)	1,841	1,836
ESH Hospitality
5.250%, 05/01/2025 (B)	5,715	5,713
Ferrellgas
6.500%, 05/01/2021	1,350	1,272
Fiat Chrysler Automobiles
5.250%, 04/15/2023	775	799
Fontainebleau Las Vegas
10.250%, 06/15/2015 (A)(B)	3,481	–
General Motors
4.875%, 10/02/2023	965	1,053
General Motors Financial
4.250%, 05/15/2023	575	602
Goodyear Tire & Rubber
8.750%, 08/15/2020	445	537
5.125%, 11/15/2023	2,815	2,942
5.000%, 05/31/2026	405	424
Group 1 Automotive
5.250%, 12/15/2023 (B)	1,530	1,549
Guitar Center
9.625%, 04/15/2020 (B)	9,032	6,639
6.500%, 04/15/2019 (B)	5,620	5,002
Hanesbrands
4.875%, 05/15/2026 (B)	455	475
4.625%, 05/15/2024 (B)	455	476
HD Supply
5.750%, 04/15/2024 (B)	1,805	1,922
5.250%, 12/15/2021 (B)	1,025	1,092
Hillman Group
6.375%, 07/15/2022 (B)	4,120	3,832
Hilton Escrow Issuer LLC
4.250%, 09/01/2024 (B)	5,060	5,158
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	420	434
iHeartCommunications PIK
14.000%, 02/01/2021	4,917	1,992
iHeartCommunications
10.625%, 03/15/2023	1,305	962
9.000%, 12/15/2019	4,001	3,236
9.000%, 03/01/2021	1,120	840
9.000%, 09/15/2022	3,846	2,817
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (B)(C)	6,153	5,630
International Game Technology
6.500%, 02/15/2025 (B)	1,320	1,431
6.250%, 02/15/2022 (B)	1,120	1,207

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Interval Acquisition
5.625%, 04/15/2023	$3,560	$ 3,685
Isle of Capri Casinos
5.875%, 03/15/2021	740	772
JC Penney
6.375%, 10/15/2036	1,160	974
5.875%, 07/01/2023 (B)	1,744	1,820
5.750%, 02/15/2018	987	1,024
KFC Holding
5.250%, 06/01/2026 (B)	1,150	1,222
5.000%, 06/01/2024 (B)	1,345	1,411
L Brands
6.950%, 03/01/2033	1,174	1,242
6.875%, 11/01/2035	3,310	3,616
6.750%, 07/01/2036	2,585	2,778
6.625%, 04/01/2021	975	1,126
5.625%, 02/15/2022	1,995	2,214
Lear
5.375%, 03/15/2024	204	219
5.250%, 01/15/2025	810	875
Lee Enterprises
9.500%, 03/15/2022 (B)	1,170	1,211
Liberty Interactive LLC
8.250%, 02/01/2030	2,725	2,929
LIN Television
5.875%, 11/15/2022	1,089	1,152
LKQ
4.750%, 05/15/2023	1,810	1,828
LTF Merger Sub
8.500%, 06/15/2023 (B)	4,653	4,688
M/I Homes
6.750%, 01/15/2021	1,775	1,855
McClatchy
9.000%, 12/15/2022	3,825	3,882
MGM Resorts International
7.750%, 03/15/2022	3,650	4,243
6.750%, 10/01/2020	350	391
6.625%, 12/15/2021	3,625	4,069
6.000%, 03/15/2023	6,058	6,577
5.250%, 03/31/2020	1,295	1,386
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021	6,630	7,119
Monitronics International
9.125%, 04/01/2020	11,430	10,573
Neiman Marcus Group LLC PIK
8.750%, 10/15/2021 (B)	1,215	987
Neiman Marcus Group LLC
8.000%, 10/15/2021 (B)	1,545	1,322
Netflix
5.875%, 02/15/2025	2,315	2,512
5.500%, 02/15/2022	544	585

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
New Albertsons
8.700%, 05/01/2030	$1,870	$ 1,907
8.000%, 05/01/2031	10,595	10,754
7.750%, 06/15/2026	135	136
7.450%, 08/01/2029	3,095	3,049
Nexstar Broadcasting
6.875%, 11/15/2020	3,475	3,623
6.125%, 02/15/2022 (B)	4,384	4,537
Nexstar Escrow
5.625%, 08/01/2024 (B)	2,769	2,824
Nine West Holdings
8.250%, 03/15/2019 (B)	7,880	1,261
PF Chang’s China Bistro
10.250%, 06/30/2020 (B)	2,769	2,637
Pinnacle Entertainment
5.625%, 05/01/2024 (B)	1,100	1,122
PulteGroup
5.000%, 01/15/2027	1,452	1,485
Quebecor Media (escrow security)(A)
0.000%, 11/15/2013	1,800	2
0.000%, 03/15/2016	2,175	3
Radio One
9.250%, 02/15/2020 (B)	4,785	4,522
7.375%, 04/15/2022 (B)	6,686	6,770
Radio Systems
8.375%, 11/01/2019 (B)	1,520	1,588
Regal Entertainment Group
5.750%, 03/15/2022	1,540	1,611
5.750%, 06/15/2023	395	405
Rivers Pittsburgh Borrower
6.125%, 08/15/2021 (B)	498	513
RSI Home Products
6.500%, 03/15/2023 (B)	1,535	1,619
Sally Holdings LLC
5.750%, 06/01/2022	730	762
5.625%, 12/01/2025	2,900	3,141
Schaeffler Finance BV
4.750%, 05/15/2023 (B)	865	900
Schaeffler Holding Finance PIK
6.750%, 11/15/2022 (B)	1,310	1,448
Scientific Games
8.125%, 09/15/2018	345	345
Scientific Games International
10.000%, 12/01/2022	7,686	7,110
Serta Simmons Bedding LLC
8.125%, 10/01/2020 (B)	2,845	2,966
Service International
7.500%, 04/01/2027	1,665	1,948
Sinclair Television Group
6.125%, 10/01/2022	1,260	1,332
5.875%, 03/15/2026 (B)	365	385
5.625%, 08/01/2024 (B)	3,850	4,010

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.375%, 04/01/2021	$3,525	$ 3,666
5.125%, 02/15/2027 (B)	1,035	1,043
Sirius XM Radio
6.000%, 07/15/2024 (B)	940	1,009
5.875%, 10/01/2020 (B)	803	829
5.750%, 08/01/2021 (B)	395	413
5.375%, 04/15/2025 (B)	8,150	8,537
5.375%, 07/15/2026 (B)	1,790	1,842
4.625%, 05/15/2023 (B)	1,100	1,112
Six Flags Entertainment
5.250%, 01/15/2021 (B)	4,850	5,020
4.875%, 07/31/2024 (B)	835	852
Spanish Broadcasting System
12.500%, 04/15/2017 (B)	1,641	1,641
Taylor Morrison Communities
5.625%, 03/01/2024 (B)	2,460	2,522
Tegna
5.500%, 09/15/2024 (B)	510	538
4.875%, 09/15/2021 (B)	565	586
Tempur Sealy International
5.625%, 10/15/2023	1,090	1,143
5.500%, 06/15/2026 (B)	825	862
Tenneco
5.000%, 07/15/2026	510	525
TI Group Automotive Systems LLC
8.750%, 07/15/2023 (B)	7,063	7,363
Time
5.750%, 04/15/2022 (B)	1,190	1,174
Time Warner Cable
6.750%, 06/15/2039	720	887
5.500%, 09/01/2041	975	1,059
Townsquare Media
6.500%, 04/01/2023 (B)	4,246	4,278
Toys R Us
10.375%, 08/15/2017	2,825	2,898
7.375%, 10/15/2018	818	744
Tribune Media
5.875%, 07/15/2022	3,665	3,747
TRU Taj LLC
12.000%, 08/15/2021 (B)	1,710	1,744
UCI International LLC
8.625%, 02/15/2019 (A)	1,645	354
Univar USA
6.750%, 07/15/2023 (B)	547	566
Univision Communications
5.125%, 02/15/2025 (B)	5,574	5,825
Viking Cruises
8.500%, 10/15/2022 (B)	805	708
6.250%, 05/15/2025 (B)	5,790	4,574
Vista Outdoor
5.875%, 10/01/2023 (B)	1,145	1,205

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
VTR Finance
6.875%, 01/15/2024 (B)	$2,365	$ 2,483
WMG Acquisition
6.000%, 01/15/2021 (B)	873	906
5.625%, 04/15/2022 (B)	550	573
5.000%, 08/01/2023 (B)	610	627
Wynn Las Vegas LLC
5.500%, 03/01/2025 (B)	3,650	3,686
4.250%, 05/30/2023 (B)	487	468
Yum! Brands
6.875%, 11/15/2037	5,070	5,197
5.350%, 11/01/2043	180	157
ZF North America Capital
4.750%, 04/29/2025 (B)	1,545	1,640
4.500%, 04/29/2022 (B)	795	841

		457,840

Consumer Staples — 6.6%
21st Century Oncology
11.000%, 05/01/2023 (B)	870	749
Albea Beauty Holdings
8.375%, 11/01/2019 (B)	1,185	1,244
Albertsons LLC
6.625%, 06/15/2024 (B)	1,480	1,589
5.750%, 03/15/2025 (B)	1,800	1,863
APX Group
8.750%, 12/01/2020	7,260	6,979
Ashtead Capital
6.500%, 07/15/2022 (B)	4,540	4,790
5.625%, 10/01/2024 (B)	390	410
B&G Foods
4.625%, 06/01/2021	700	722
Bumble Bee Holdco PIK
9.625%, 03/15/2018 (B)	3,022	3,007
Bumble Bee Holdings
9.000%, 12/15/2017 (B)	964	981
Central Garden & Pet
6.125%, 11/15/2023	989	1,062
Ceridian HCM Holding
11.000%, 03/15/2021 (B)	1,022	1,058
Concordia International
9.500%, 10/21/2022 (B)	3,569	2,935
Cott Beverages
5.375%, 07/01/2022	2,597	2,681
Crimson Merger Sub
6.625%, 05/15/2022 (B)	7,775	6,959
CVS Health
5.000%, 12/01/2024	800	931
Darling Ingredients
5.375%, 01/15/2022	1,000	1,050
DJO Finco
8.125%, 06/15/2021 (B)	2,080	1,830

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DPx Holdings BV
7.500%, 02/01/2022 (B)	$777	$ 826
Elizabeth Arden
7.375%, 03/15/2021	2,571	2,638
Energizer Holdings
5.500%, 06/15/2025 (B)	1,170	1,220
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (B)	1,650	1,807
4.750%, 10/15/2024 (B)	800	856
4.125%, 10/15/2020 (B)	2,250	2,374
Fresh Market
9.750%, 05/01/2023 (B)	2,020	1,889
Global A&T Electronics
10.000%, 02/01/2019 (B)	415	327
Grifols Worldwide Operations
5.250%, 04/01/2022	3,365	3,516
Harland Clarke Holdings
9.750%, 08/01/2018 (B)	1,515	1,560
9.250%, 03/01/2021 (B)	11,721	10,021
Herc Rentals
7.750%, 06/01/2024 (B)	1,225	1,280
7.500%, 06/01/2022 (B)	645	671
HRG Group
7.750%, 01/15/2022	2,526	2,611
inVentiv Health PIK
10.000%, 08/15/2018 (B)	732	760
inVentiv Health
10.000%, 08/15/2018	445	445
Jaguar Holding II
6.375%, 08/01/2023 (B)	716	750
KeHE Distributors LLC
7.625%, 08/15/2021 (B)	1,900	1,890
Kinetic Concepts
7.875%, 02/15/2021 (B)	2,807	3,032
Laureate Education
10.000%, 09/01/2019 (B)	3,225	2,963
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (B)	968	1,041
NBTY
7.625%, 05/15/2021 (B)	1,300	1,329
Opal Acquisition
8.875%, 12/15/2021 (B)	3,328	2,796
Post Holdings
8.000%, 07/15/2025 (B)	595	680
7.750%, 03/15/2024 (B)	3,840	4,267
6.750%, 12/01/2021 (B)	155	166
6.000%, 12/15/2022 (B)	365	387
5.000%, 08/15/2026 (B)	7,775	7,756
Prestige Brands
5.375%, 12/15/2021 (B)	1,755	1,819
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (B)	9,794	10,663

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Quintiles Transnational
4.875%, 05/15/2023 (B)	$2,680	$ 2,787
Quorum Health
11.625%, 04/15/2023 (B)	1,788	1,515
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (B)	1,157	1,179
Rite Aid
7.700%, 02/15/2027	3,225	4,096
6.875%, 12/15/2028 (B)	210	257
6.125%, 04/01/2023 (B)	6,757	7,295
Spectrum Brands
6.625%, 11/15/2022	2,240	2,397
6.375%, 11/15/2020	480	499
6.125%, 12/15/2024	1,930	2,082
5.750%, 07/15/2025	1,285	1,393
Sterigenics-Nordion Holdings LLC
6.500%, 05/15/2023 (B)	1,790	1,871
SuperValu
6.750%, 06/01/2021	5,325	5,005
TreeHouse Foods
6.000%, 02/15/2024 (B)	415	451
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (B)	2,370	2,251
7.000%, 10/01/2020 (B)	4,300	4,192
6.750%, 08/15/2021 (B)	1,165	1,108
6.125%, 04/15/2025 (B)	10,872	9,554
5.875%, 05/15/2023 (B)	3,127	2,752
5.500%, 03/01/2023 (B)	3,967	3,461
5.375%, 03/15/2020 (B)	1,532	1,444
Valeant Pharmaceuticals International (escrow security)
7.500%, 07/15/2021 (B)	12,165	11,956
6.750%, 08/15/2018 (B)	1,155	1,158
Vector Group
7.750%, 02/15/2021	2,030	2,147
Vizient
10.375%, 03/01/2024 (B)	1,387	1,574

		185,604

Energy — 10.6%
Alberta Energy
8.125%, 09/15/2030	200	230
7.375%, 11/01/2031	165	173
American Greetings
7.375%, 12/01/2021	390	407
Anadarko Petroleum
4.500%, 07/15/2044	2,776	2,531
Antero Resources
5.625%, 06/01/2023	3,440	3,449
5.125%, 12/01/2022	2,209	2,181
Antero Resources Finance
6.000%, 12/01/2020	495	507

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.375%, 11/01/2021	$1,160	$ 1,161
Archrock Partners
6.000%, 04/01/2021	525	492
Atlas Resource Partners Holdings LLC(A)
9.250%, 08/15/2021	1,950	390
7.750%, 01/15/2021	1,350	270
Atwood Oceanics
6.500%, 02/01/2020	438	345
Basic Energy Services
7.750%, 02/15/2019	3,640	1,383
7.750%, 10/15/2022	1,210	466
Bellatrix Exploration
8.500%, 05/15/2020 (B)	2,206	1,936
Berry Petroleum LLC(A)
6.750%, 11/01/2020	1,408	732
6.375%, 09/15/2022	2,999	1,559
Blue Racer Midstream LLC
6.125%, 11/15/2022 (B)	6,362	6,123
Boardwalk Pipelines
5.950%, 06/01/2026	645	703
Calfrac Holdings
7.500%, 12/01/2020 (B)	2,764	1,783
California Resources
8.000%, 12/15/2022 (B)	2,781	1,877
Calumet Specialty Products Partners
7.625%, 01/15/2022	2,385	1,956
Carrizo Oil & Gas
6.250%, 04/15/2023	270	267
CHC Helicopter
9.250%, 10/15/2020 (A)	501	246
Chesapeake Energy
8.000%, 12/15/2022 (B)	4,917	4,683
7.250%, 12/15/2018	906	899
6.875%, 11/15/2020	525	461
6.500%, 08/15/2017	2,756	2,777
6.125%, 02/15/2021	1,147	958
3.930%, 04/15/2019 (D)	330	299
Cloud Peak Energy Resources LLC
8.500%, 12/15/2019	1,223	783
Concho Resources
5.500%, 10/01/2022	815	844
5.500%, 04/01/2023	4,187	4,323
Consol Energy
5.875%, 04/15/2022	2,220	2,009
Continental Resources
5.000%, 09/15/2022	3,188	3,084
4.500%, 04/15/2023	2,317	2,184
Crestwood Midstream Partners
6.250%, 04/01/2023	555	541
6.125%, 03/01/2022	360	350
CSI Compressco
7.250%, 08/15/2022	215	193

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DCP Midstream LLC
5.850%, 05/21/2043 (B)(D)	$967	$ 740
5.350%, 03/15/2020 (B)	2,763	2,804
Denbury Resources
5.500%, 05/01/2022	1,175	805
4.625%, 07/15/2023	1,933	1,247
Encana
7.200%, 11/01/2031	315	330
6.625%, 08/15/2037	635	644
Encana, Ser 2004
6.500%, 08/15/2034	2,746	2,772
Endeavor Energy Resources
7.000%, 08/15/2021 (B)	2,148	2,153
Energy Transfer Equity
7.500%, 10/15/2020	1,511	1,655
5.875%, 01/15/2024	5,445	5,581
5.500%, 06/01/2027	1,541	1,545
Energy Transfer Partners
6.625%, 10/15/2036	920	996
6.500%, 02/01/2042	155	167
6.125%, 12/15/2045	1,705	1,831
6.050%, 06/01/2041	160	165
5.150%, 02/01/2043	255	236
4.900%, 03/15/2035	840	810
EnLink Midstream Partners
5.050%, 04/01/2045	2,303	1,998
4.400%, 04/01/2024	805	783
4.150%, 06/01/2025	2,278	2,159
2.700%, 04/01/2019	1,195	1,177
EP Energy LLC
9.375%, 05/01/2020	2,228	1,437
7.750%, 09/01/2022	700	383
Extraction Oil & Gas Holdings LLC
7.875%, 07/15/2021 (B)	3,255	3,288
FTS International
8.153%, 06/15/2020 (B)(D)	1,613	1,315
Genesis Energy
6.750%, 08/01/2022	3,531	3,602
6.000%, 05/15/2023	2,294	2,283
5.750%, 02/15/2021	370	367
Gibson Energy
6.750%, 07/15/2021 (B)	5,200	5,278
Halcon Resources(A)
13.000%, 02/15/2022 (B)	1,387	770
8.625%, 02/01/2020 (B)	2,368	2,250
Hiland Partners Holdings LLC
7.250%, 10/01/2020 (B)	2,035	2,109
5.500%, 05/15/2022 (B)	2,569	2,666
Hilcorp Energy I
5.750%, 10/01/2025 (B)	903	885
5.000%, 12/01/2024 (B)	969	940

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
IronGate Energy Services LLC
11.000%, 07/01/2018 (A)(B)	$500	$ 120
Jupiter Resources
8.500%, 10/01/2022 (B)	6,695	5,289
Kinder Morgan
5.000%, 02/15/2021 (B)	580	628
Kosmos Energy
7.875%, 08/01/2021	4,505	4,325
Laredo Petroleum
7.375%, 05/01/2022	585	591
Legacy Reserves
8.000%, 12/01/2020	880	458
Linn Energy LLC
6.250%, 11/01/2019 (A)	5,110	1,099
MEG Energy
7.000%, 03/31/2024 (B)	6,415	5,164
6.500%, 03/15/2021 (B)	326	267
6.375%, 01/30/2023 (B)	3,450	2,691
Memorial Production Partners
7.625%, 05/01/2021	3,600	1,836
6.875%, 08/01/2022	6,775	3,354
Midstates Petroleum(A)
10.750%, 10/01/2020	3,459	138
10.000%, 06/01/2020	1,250	837
9.250%, 06/01/2021	485	19
Milagro Oil & Gas
10.500%, 05/15/2016 (A)	1,950	629
MPLX
5.500%, 02/15/2023 (B)	970	1,007
4.875%, 12/01/2024 (B)	3,735	3,821
4.875%, 06/01/2025 (B)	2,800	2,858
Murphy Oil
6.875%, 08/15/2024	600	627
Murray Energy
11.250%, 04/15/2021 (B)	3,580	1,575
Newfield Exploration
5.750%, 01/30/2022	985	1,022
5.625%, 07/01/2024	1,325	1,368
5.375%, 01/01/2026	2,820	2,834
Noble Holding International
5.000%, 03/16/2018	3,260	3,205
Northern Oil and Gas
8.000%, 06/01/2020	1,837	1,313
NuStar Logistics
6.750%, 02/01/2021	1,480	1,572
Oasis Petroleum
7.250%, 02/01/2019	937	923
6.875%, 03/15/2022	2,335	2,172
6.875%, 01/15/2023	990	913
6.500%, 11/01/2021	415	383
ONEOK
7.500%, 09/01/2023	2,055	2,276

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Parker Drilling
6.750%, 07/15/2022	$7,615	$ 5,940
Parsley Energy LLC
6.250%, 06/01/2024 (B)	165	170
PBF Holding LLC
7.000%, 11/15/2023 (B)	1,073	1,020
Peabody Energy
6.250%, 11/15/2021 (A)	660	142
Permian Resources LLC
8.000%, 06/15/2020 (B)	2,628	2,589
Petrobras Global Finance
6.850%, 06/05/2115	955	796
Petrobras International Finance
6.750%, 01/27/2041	1,940	1,695
Pride International
8.500%, 06/15/2019	1,359	1,437
Range Resources
4.875%, 05/15/2025	610	589
Regency Energy Partners
5.875%, 03/01/2022	2,825	3,101
5.500%, 04/15/2023	550	569
5.000%, 10/01/2022	1,845	1,962
Rice Energy
7.250%, 05/01/2023	1,700	1,776
Rose Rock Midstream
5.625%, 07/15/2022	5,980	5,502
5.625%, 11/15/2023	2,085	1,897
Rowan
5.850%, 01/15/2044	1,649	1,171
RSP Permian
6.625%, 10/01/2022	340	354
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	1,685	1,803
5.875%, 06/30/2026 (B)	2,070	2,215
5.750%, 05/15/2024	6,200	6,587
5.625%, 02/01/2021	5,220	5,481
5.625%, 04/15/2023	2,070	2,179
5.625%, 03/01/2025	3,050	3,225
Sanchez Energy
7.750%, 06/15/2021	150	130
6.125%, 01/15/2023	875	691
SandRidge Energy(A)
8.750%, 01/15/2020	280	20
8.750%, 06/01/2020 (B)	3,366	1,321
8.125%, 10/15/2022	2,535	174
7.500%, 02/15/2023	4,790	329
SemGroup
7.500%, 06/15/2021	2,430	2,442
SESI LLC
7.125%, 12/15/2021	8,933	8,710
Seventy Seven Energy
6.500%, 07/15/2022 (A)	395	24

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Seventy Seven Operating LLC
6.625%, 11/15/2019 (A)	$2,787	$ 1,449
SM Energy
6.500%, 01/01/2023	425	416
6.125%, 11/15/2022	628	611
5.625%, 06/01/2025	405	379
Southwestern Energy
7.500%, 02/01/2018	113	119
6.700%, 01/23/2025	1,845	1,896
4.100%, 03/15/2022	1,392	1,267
Summit Midstream Holdings LLC
7.500%, 07/01/2021	1,200	1,218
5.500%, 08/15/2022	1,868	1,763
Tallgrass Energy Partners
5.500%, 09/15/2024 (B)	1,691	1,733
Targa Resources Partners
6.875%, 02/01/2021	1,581	1,636
6.750%, 03/15/2024 (B)	3,270	3,474
6.625%, 10/01/2020	2,180	2,254
5.250%, 05/01/2023	1,050	1,066
4.250%, 11/15/2023	1,919	1,847
4.125%, 11/15/2019	225	227
Tesoro Logistics
6.375%, 05/01/2024	465	496
6.250%, 10/15/2022	355	376
6.125%, 10/15/2021	1,207	1,264
5.875%, 10/01/2020	969	997
Transocean
9.000%, 07/15/2023 (B)	1,750	1,684
6.000%, 03/15/2018	3,295	3,299
Trinidad Drilling
7.875%, 01/15/2019 (B)	550	506
Tullow Oil
6.000%, 11/01/2020 (B)	947	826
Tullow Oil PLC
6.250%, 04/15/2022 (B)	1,892	1,627
Unit
6.625%, 05/15/2021	2,719	2,264
Walter Energy(A)
9.875%, 12/15/2020	4,200	–
8.500%, 04/15/2021	2,060	–
Weatherford International
6.750%, 09/15/2040	3,310	2,433
5.950%, 04/15/2042	6,030	4,236
Western Refining
6.250%, 04/01/2021	954	928
Western Refining Logistics
7.500%, 02/15/2023	1,565	1,604
Whiting Petroleum
6.500%, 10/01/2018	670	642
6.250%, 04/01/2023	3,647	3,191
5.750%, 03/15/2021	1,560	1,398

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Williams
7.500%, 01/15/2031	$260	$ 298
4.550%, 06/24/2024	1,193	1,220
Williams Partners
6.300%, 04/15/2040	350	382
6.125%, 07/15/2022	625	650
5.800%, 11/15/2043	670	707
5.400%, 03/04/2044	415	418
4.900%, 01/15/2045	1,455	1,384
4.875%, 05/15/2023	120	122
4.875%, 03/15/2024	3,488	3,572
4.000%, 09/15/2025	500	501
3.900%, 01/15/2025	765	761
WPX Energy
8.250%, 08/01/2023	1,689	1,757
6.000%, 01/15/2022	1,910	1,857
5.250%, 09/15/2024	510	470

		298,306

Financials — 5.1%
AAF Holdings LLC PIK
12.000%, 07/01/2019 (B)	1,107	1,134
Ally Financial
8.000%, 03/15/2020	528	607
8.000%, 11/01/2031	500	626
5.750%, 11/20/2025	3,225	3,431
5.125%, 09/30/2024	12,254	13,273
4.625%, 05/19/2022	1,150	1,207
4.625%, 03/30/2025	1,540	1,598
4.250%, 04/15/2021	130	134
4.125%, 03/30/2020	1,200	1,239
3.500%, 01/27/2019	3,150	3,189
American Equity Investment Life Holding
6.625%, 07/15/2021	1,900	1,995
Aventine (escrow security)
0.000%, 10/15/2049 (A)(E)(F)(G)	2,600	–
Bank of America(D)
8.000%, 12/29/2049	2,290	2,356
6.500%, 12/31/2049	3,435	3,744
5.125%, 12/31/2049	1,947	1,919
BCD Acquisition
9.625%, 09/15/2023 (B)	1,957	2,045
Boart Longyear Management
10.000%, 10/01/2018 (B)	2,500	1,737
7.000%, 04/01/2021 (B)	4,040	566
Care Capital Properties
5.125%, 08/15/2026 (B)	3,351	3,383
CIT Group
6.625%, 04/01/2018 (B)	300	320
5.500%, 02/15/2019 (B)	3,591	3,802
3.875%, 02/19/2019	1,445	1,477

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citigroup(D)
6.250%, 12/29/2049	$1,235	$ 1,334
5.950%, 12/29/2049	1,950	2,028
City National Bank
9.000%, 08/12/2019	4,062	4,798
Credit Acceptance
7.375%, 03/15/2023	5,395	5,503
6.125%, 02/15/2021	640	643
Credit Suisse Group
7.500%, 12/11/2048 (B)(D)	1,365	1,439
CTR Partnership
5.875%, 06/01/2021	2,680	2,734
FBM Finance
8.250%, 08/15/2021 (B)	1,040	1,089
First Data
5.375%, 08/15/2023 (B)	2,655	2,754
Genworth Holdings
7.625%, 09/24/2021	4,130	3,882
HUB International
9.250%, 02/15/2021 (B)	1,710	1,804
7.875%, 10/01/2021 (B)	5,470	5,593
Infinity Acquisition LLC
7.250%, 08/01/2022 (B)	805	704
James Hardie International Finance
5.875%, 02/15/2023 (B)	2,515	2,622
Jefferies Finance LLC
6.875%, 04/15/2022 (B)	3,785	3,435
JPMorgan Chase(D)
7.900%, 04/29/2049	1,967	2,041
6.750%, 08/29/2049	3,515	3,964
6.000%, 12/29/2049	4,870	5,134
5.150%, 12/29/2049	395	396
Lloyds Banking Group
7.500%, 12/01/2099 (D)	3,250	3,303
Mattamy Group
6.500%, 11/15/2020 (B)	1,635	1,615
MGIC Investment
5.750%, 08/15/2023	3,025	3,169
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024 (B)	5,205	5,647
4.500%, 09/01/2026 (B)	1,955	1,954
Millennium (escrow security)
7.625%, 11/15/2026 (A)	200	–
MSCI
5.750%, 08/15/2025 (B)	918	995
5.250%, 11/15/2024 (B)	1,670	1,774
4.750%, 08/01/2026 (B)	1,270	1,303
National Life Insurance
10.500%, 09/15/2039 (B)	1,100	1,746
Nationstar Mortgage LLC
6.500%, 08/01/2018	1,350	1,347
6.500%, 07/01/2021	1,000	952
6.500%, 06/01/2022	1,982	1,848

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Navient
6.625%, 07/26/2021	$3,225	$ 3,326
Popular
7.000%, 07/01/2019	2,718	2,806
Royal Bank of Scotland Group
8.000%, 12/29/2049 (D)	2,020	1,955
5.125%, 05/28/2024	780	790
USI
7.750%, 01/15/2021 (B)	1,690	1,724
Voya Financial
5.650%, 05/15/2053 (D)	2,050	2,050
Wells Fargo
7.980%, 03/29/2049 (D)	1,950	2,062
York Risk Services Holding
8.500%, 10/01/2022 (B)	2,000	1,575

		143,620

Health Care — 5.8%
Acadia Healthcare
6.500%, 03/01/2024	930	978
6.125%, 03/15/2021	1,100	1,144
5.625%, 02/15/2023	2,315	2,355
5.125%, 07/01/2022	2,080	2,075
Alere
6.500%, 06/15/2020	230	226
6.375%, 07/01/2023 (B)	2,770	2,832
Amsurg
5.625%, 11/30/2020	3,075	3,183
5.625%, 07/15/2022	2,385	2,463
Aurora Diagnostics Holdings LLC
10.750%, 01/15/2018	6,040	4,772
Centene
6.125%, 02/15/2024	985	1,074
5.625%, 02/15/2021	985	1,048
CHS
8.000%, 11/15/2019	2,791	2,641
6.875%, 02/01/2022	1,375	1,141
5.125%, 08/01/2021	2,000	1,972
DaVita
5.125%, 07/15/2024	4,405	4,548
5.000%, 05/01/2025	7,513	7,614
Endo
6.000%, 07/15/2023 (B)	3,761	3,413
Endo Finance LLC
6.500%, 02/01/2025 (B)	2,862	2,540
HCA
7.500%, 02/15/2022	5,620	6,407
5.875%, 03/15/2022	2,050	2,255
5.875%, 05/01/2023	4,940	5,249
5.875%, 02/15/2026	4,435	4,690
5.375%, 02/01/2025	9,451	9,735

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 04/15/2025	$2,885	$ 3,091
5.250%, 06/15/2026	2,869	3,066
5.000%, 03/15/2024	1,640	1,738
HealthSouth
5.750%, 11/01/2024	855	887
5.750%, 09/15/2025	2,986	3,124
5.125%, 03/15/2023	620	628
Hill-Rom Holdings
5.750%, 09/01/2023 (B)	4,573	4,802
Hologic
5.250%, 07/15/2022 (B)	980	1,042
IASIS Healthcare LLC
8.375%, 05/15/2019	6,256	5,669
inVentiv Health
9.000%, 01/15/2018 (B)	1,360	1,408
Ironwood Pharmaceuticals
11.000%, 06/15/2024 (B)	3,476	3,524
Kindred Healthcare
8.750%, 01/15/2023	1,305	1,334
8.000%, 01/15/2020	1,895	1,961
6.375%, 04/15/2022	5,620	5,325
Kinetic Concepts
12.500%, 11/01/2019	860	877
10.500%, 11/01/2018	2,780	2,856
LifePoint Health
5.500%, 12/01/2021	4,000	4,180
Mallinckrodt International Finance
5.750%, 08/01/2022 (B)	2,720	2,730
5.625%, 10/15/2023 (B)	1,795	1,802
5.500%, 04/15/2025 (B)	3,035	2,989
4.875%, 04/15/2020 (B)	285	291
4.750%, 04/15/2023	5,348	4,964
Molina Healthcare
5.375%, 11/15/2022 (B)	533	549
Prestige Brands
6.375%, 03/01/2024 (B)	330	352
Select Medical
6.375%, 06/01/2021	3,985	3,990
Surgical Care Affiliates
6.000%, 04/01/2023 (B)	894	939
Team Health
7.250%, 12/15/2023 (B)	890	970
Tenet Healthcare
8.125%, 04/01/2022	5,530	5,599
8.000%, 08/01/2020	1,960	1,992
6.750%, 02/01/2020	1,997	1,987
6.750%, 06/15/2023	10,125	9,631
6.000%, 10/01/2020	550	581
5.500%, 03/01/2019	2,704	2,650
4.750%, 06/01/2020	245	251
4.500%, 04/01/2021	510	515
4.153%, 06/15/2020 (D)	733	734
Valeant Pharmaceuticals International
6.375%, 10/15/2020 (B)	1,000	955

		164,338

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Industrials — 7.7%
ACCO Brands
6.750%, 04/30/2020	$1,150	$ 1,219
Actuant
5.625%, 06/15/2022	4,000	4,140
ADT
3.500%, 07/15/2022	1,540	1,475
Advanced Disposal Services
8.250%, 10/01/2020	4,485	4,692
AECOM
5.875%, 10/15/2024	445	487
5.750%, 10/15/2022	175	186
AerCap Ireland Capital
4.625%, 10/30/2020	420	445
4.625%, 07/01/2022	380	403
4.500%, 05/15/2021	3,780	3,988
3.750%, 05/15/2019	375	386
Air Medical Merger Sub
6.375%, 05/15/2023 (B)	4,868	4,758
Aircastle
7.625%, 04/15/2020	720	832
5.125%, 03/15/2021	165	179
5.000%, 04/01/2023	370	392
Allegion
5.875%, 09/15/2023	645	697
Allegion US Holding
5.750%, 10/01/2021	255	267
Apex Tool Group LLC
7.000%, 02/01/2021 (B)	2,165	2,046
Ardagh Finance Holdings
8.625%, 06/15/2019 (B)	2,256	2,351
Ardagh Packaging Finance
7.250%, 05/15/2024 (B)	5,976	6,357
7.000%, 11/15/2020 (B)	47	47
6.750%, 01/31/2021 (B)	235	244
6.000%, 06/30/2021 (B)	4,814	4,958
3.653%, 12/15/2019 (B)(D)	715	722
Associated Materials LLC
9.125%, 11/01/2017	340	322
Avis Budget Car Rental LLC
6.375%, 04/01/2024 (B)	1,115	1,177
5.500%, 04/01/2023	1,182	1,225
5.125%, 06/01/2022 (B)	70	71
Beacon Roofing Supply
6.375%, 10/01/2023	1,345	1,446
Bombardier
7.500%, 03/15/2025 (B)	1,605	1,525
6.000%, 10/15/2022 (B)	5,185	4,900

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Builders FirstSource
10.750%, 08/15/2023 (B)	$1,970	$ 2,236
5.625%, 09/01/2024 (B)	3,975	4,045
BWAY Holding
9.125%, 08/15/2021 (B)	2,104	2,151
CEB
5.625%, 06/15/2023 (B)	914	907
Cemex
7.250%, 01/15/2021 (B)	2,105	2,258
Cenveo
8.500%, 09/15/2022 (B)	6,335	4,561
6.000%, 08/01/2019 (B)	6,192	5,480
CEVA Group
7.000%, 03/01/2021 (B)	950	774
Clean Harbors
5.250%, 08/01/2020	1,871	1,922
5.125%, 06/01/2021	380	390
Cloud Crane LLC
10.125%, 08/01/2024 (B)	4,558	4,740
CNH Industrial Capital LLC
4.875%, 04/01/2021	1,075	1,141
4.375%, 11/06/2020	1,005	1,057
DigitalGlobe
5.250%, 02/01/2021 (B)	6,507	6,474
FGI Operating LLC
7.875%, 05/01/2020	1,590	1,324
Florida East Coast Holdings
6.750%, 05/01/2019 (B)	2,955	3,044
Gardner Denver
6.875%, 08/15/2021 (B)	2,666	2,453
Gates Global LLC
6.000%, 07/15/2022 (B)	485	461
GCP Applied Technologies
9.500%, 02/01/2023 (B)	1,953	2,236
General Cable
5.750%, 10/01/2022	1,535	1,458
Gibraltar Industries
6.250%, 02/01/2021	661	684
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,625	1,603
H&E Equipment Services
7.000%, 09/01/2022	1,145	1,208
Hertz
7.375%, 01/15/2021	610	635
6.250%, 10/15/2022	1,995	2,098
5.875%, 10/15/2020	505	523
Huntington Ingalls Industries
5.000%, 11/15/2025 (B)	294	316
Icahn Enterprises
6.000%, 08/01/2020	3,400	3,268
5.875%, 02/01/2022	3,650	3,408
4.875%, 03/15/2019	2,961	2,946

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Lease Finance
6.250%, 05/15/2019	$675	$ 735
5.875%, 04/01/2019	2,110	2,276
4.625%, 04/15/2021	180	191
Jack Cooper Enterprises PIK
10.500%, 03/15/2019 (B)	570	154
Jack Cooper Holdings
9.250%, 06/01/2020	1,510	1,102
KLX
5.875%, 12/01/2022 (B)	3,020	3,169
Kratos Defense & Security Solutions
7.000%, 05/15/2019	1,057	965
Manitowoc Foodservice
9.500%, 02/15/2024 (B)	360	407
Masonite International
5.625%, 03/15/2023 (B)	1,135	1,203
NCI Building Systems
8.250%, 01/15/2023 (B)	1,615	1,768
Nielsen Finance LLC
5.000%, 04/15/2022 (B)	6,844	7,031
4.500%, 10/01/2020	1,425	1,460
Nielsen Luxembourg
5.500%, 10/01/2021 (B)	300	313
Nortek
8.500%, 04/15/2021	1,950	2,043
Novelis
6.250%, 08/15/2024 (B)	772	805
Oshkosh
5.375%, 03/01/2022	575	602
5.375%, 03/01/2025	588	617
PaperWorks Industries
9.500%, 08/15/2019 (B)	3,846	3,634
Reynolds Group Issuer
9.875%, 08/15/2019	508	523
8.250%, 02/15/2021	4,759	4,949
7.000%, 07/15/2024 (B)	2,221	2,379
6.875%, 02/15/2021	1,225	1,271
5.750%, 10/15/2020	8,878	9,155
RR Donnelley & Sons
7.625%, 06/15/2020	1,297	1,423
Sensata Technologies
5.000%, 10/01/2025 (B)	2,336	2,418
4.875%, 10/15/2023 (B)	1,400	1,446
Sensata Technologies UK Financing
6.250%, 02/15/2026 (B)	3,230	3,541
SPX FLOW
5.875%, 08/15/2026 (B)	1,017	1,050
5.625%, 08/15/2024 (B)	917	942
Standard Industries
6.000%, 10/15/2025 (B)	516	566
5.500%, 02/15/2023 (B)	245	260

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
StandardAero Aviation Holdings
10.000%, 07/15/2023 (B)	$6,660	$ 6,993
Summit Materials LLC
8.500%, 04/15/2022 (B)	800	872
6.125%, 07/15/2023	1,710	1,736
Terex
6.500%, 04/01/2020	975	1,002
6.000%, 05/15/2021	3,750	3,866
TransDigm
6.500%, 07/15/2024	915	949
6.500%, 05/15/2025	1,435	1,485
6.375%, 06/15/2026 (B)	929	948
Triumph Group
4.875%, 04/01/2021	1,345	1,295
United Rentals North America
7.625%, 04/15/2022	645	688
6.125%, 06/15/2023	1,020	1,072
5.875%, 09/15/2026	3,565	3,708
5.750%, 11/15/2024	2,780	2,905
5.500%, 07/15/2025	805	830
West
5.375%, 07/15/2022 (B)	980	955
Xerium Technologies
9.500%, 08/15/2021 (B)	3,480	3,567
XPO Logistics
6.500%, 06/15/2022 (B)	1,240	1,288
6.125%, 09/01/2023 (B)	835	858
Zekelman Industries
9.875%, 06/15/2023 (B)	3,620	3,873

		215,026

Information Technology — 7.0%
ACI Worldwide
6.375%, 08/15/2020 (B)	830	857
Activision Blizzard
5.625%, 09/15/2021 (B)	2,500	2,612
Advanced Micro Devices
7.750%, 08/01/2020	8,101	8,020
7.500%, 08/15/2022	3,325	3,225
7.000%, 07/01/2024	445	409
6.750%, 03/01/2019	2,767	2,781
Amkor Technology
6.625%, 06/01/2021	1,215	1,248
6.375%, 10/01/2022	3,025	3,137
Anixter
5.500%, 03/01/2023	1,390	1,463
5.125%, 10/01/2021	3,432	3,604
Aspect Software
10.625%, 05/15/2017 (A)	915	2
3.000%, 05/23/2023	402	402
Bankrate
6.125%, 08/15/2018 (B)	3,170	3,202

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Belden
5.500%, 09/01/2022 (B)	$1,190	$ 1,241
BMC Software Finance
8.125%, 07/15/2021 (B)	11,880	10,454
Boxer Parent PIK
9.000%, 10/15/2019 (B)	5,600	4,998
Cardtronics
5.125%, 08/01/2022	3,306	3,356
CDW LLC
5.500%, 12/01/2024	1,650	1,768
5.000%, 09/01/2023	2,250	2,332
Cimpress
7.000%, 04/01/2022 (B)	1,078	1,124
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (B)	3,940	4,181
Diamond 1 Finance
8.350%, 07/15/2046 (B)	3,400	3,962
8.100%, 07/15/2036 (B)	2,885	3,351
7.125%, 06/15/2024 (B)	5,412	5,863
6.020%, 06/15/2026 (B)	2,786	2,981
5.875%, 06/15/2021 (B)	1,508	1,594
5.450%, 06/15/2023 (B)	1,350	1,439
EarthLink Holdings
7.375%, 06/01/2020	1,950	2,040
Entegris
6.000%, 04/01/2022 (B)	4,015	4,176
First Data
7.000%, 12/01/2023 (B)	4,219	4,419
6.750%, 11/01/2020 (B)	3,735	3,884
5.750%, 01/15/2024 (B)	7,960	8,149
5.000%, 01/15/2024 (B)	5,118	5,208
Hughes Satellite Systems
6.625%, 08/01/2026 (B)	200	198
5.250%, 08/01/2026 (B)	1,295	1,285
IMS Health
6.000%, 11/01/2020 (B)	1,585	1,615
Infor Software Parent LLC PIK
7.125%, 05/01/2021 (B)	1,665	1,561
Infor US
6.500%, 05/15/2022	5,321	5,394
Informatica LLC
7.125%, 07/15/2023 (B)	3,361	3,176
Magnachip Semiconductor
6.625%, 07/15/2021	1,170	1,062
Micron Technology
7.500%, 09/15/2023 (B)	5,380	5,931
5.875%, 02/15/2022	1,784	1,802
5.500%, 02/01/2025	575	557
5.250%, 08/01/2023 (B)	3,935	3,807
5.250%, 01/15/2024 (B)	1,425	1,364
Microsemi
9.125%, 04/15/2023 (B)	1,105	1,265

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NCR
5.000%, 07/15/2022	$2,731	$ 2,786
NeuStar
4.500%, 01/15/2023	2,365	2,117
NXP
5.750%, 02/15/2021 (B)	3,050	3,180
5.750%, 03/15/2023 (B)	905	963
4.625%, 06/01/2023 (B)	2,591	2,734
4.125%, 06/01/2021 (B)	1,563	1,635
NXP BV
3.875%, 09/01/2022 (B)	2,000	2,032
Open Text
5.875%, 06/01/2026 (B)	2,358	2,470
Plantronics
5.500%, 05/31/2023 (B)	4,913	5,110
PTC
6.000%, 05/15/2024	1,005	1,087
Qorvo
7.000%, 12/01/2025 (B)	1,787	1,979
6.750%, 12/01/2023 (B)	1,429	1,556
Riverbed Technology
8.875%, 03/01/2023 (B)	1,530	1,641
Sabre Global
5.375%, 04/15/2023 (B)	895	925
5.250%, 11/15/2023 (B)	5,070	5,209
VeriSign
4.625%, 05/01/2023	2,777	2,839
Veritas US
7.500%, 02/01/2023 (B)	2,434	2,361
Western Digital
10.500%, 04/01/2024 (B)	8,794	9,937
7.375%, 04/01/2023 (B)	1,665	1,807
WEX
4.750%, 02/01/2023 (B)	1,564	1,541
Zebra Technologies
7.250%, 10/15/2022	4,809	5,218

		195,626

Materials — 5.3%
AK Steel
7.500%, 07/15/2023	1,850	2,007
Aleris International
9.500%, 04/01/2021 (B)	1,732	1,901
7.875%, 11/01/2020	452	466
Allegheny Technologies
9.375%, 06/01/2019	2,155	2,268
7.875%, 08/15/2023	1,005	955
Ashland
4.750%, 08/15/2022	5,014	5,252
Axalta Coating Systems LLC
4.875%, 08/15/2024 (B)	425	443

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ball
5.250%, 07/01/2025	$4,774	$ 5,168
5.000%, 03/15/2022	3,050	3,294
Berry Plastics
6.000%, 10/15/2022	265	281
5.125%, 07/15/2023	75	77
Blue Cube Spinco
10.000%, 10/15/2025 (B)	1,295	1,538
9.750%, 10/15/2023 (B)	5,347	6,336
BlueScope Steel Finance
6.500%, 05/15/2021 (B)	940	1,001
Boise Cascade
5.625%, 09/01/2024 (B)	747	762
Chemours
7.000%, 05/15/2025	270	258
6.625%, 05/15/2023	1,580	1,517
Compass Minerals International
4.875%, 07/15/2024 (B)	1,931	1,847
Constellium
7.875%, 04/01/2021 (B)	2,750	2,977
5.750%, 05/15/2024 (B)	250	231
Cornerstone Chemical
9.375%, 03/15/2018 (B)	8,520	8,350
CVR Partners
9.250%, 06/15/2023 (B)	3,073	3,046
Eldorado
6.125%, 12/15/2020 (B)	1,350	1,376
First Quantum Minerals
7.250%, 10/15/2019 (B)	1,833	1,668
7.000%, 02/15/2021 (B)	1,816	1,575
6.750%, 02/15/2020 (B)	3,750	3,300
FMG Resources
9.750%, 03/01/2022 (B)	2,776	3,206
Freeport-McMoRan
5.400%, 11/14/2034	1,360	1,061
4.550%, 11/14/2024	205	179
3.875%, 03/15/2023	844	724
Freeport-McMoRan Oil & Gas LLC
6.500%, 11/15/2020	574	575
5.450%, 03/15/2043	5,245	4,012
3.550%, 03/01/2022	240	209
Glencore Funding LLC
4.125%, 05/30/2023 (B)	1,666	1,654
Graphic Packaging International
4.750%, 04/15/2021	1,346	1,442
Hecla Mining
6.875%, 05/01/2021	2,875	2,897
Hexion
10.000%, 04/15/2020	5,868	5,736
Hexion US Finance
8.875%, 02/01/2018	905	846
6.625%, 04/15/2020	5,278	4,575

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HudBay Minerals
9.500%, 10/01/2020	$1,377	$ 1,380
Huntsman International LLC
5.125%, 11/15/2022	1,680	1,735
4.875%, 11/15/2020	435	451
Ineos Group Holdings
5.875%, 02/15/2019 (B)	2,578	2,642
INEOS Group Holdings
5.625%, 08/01/2024 (B)	1,585	1,581
Kaiser Aluminum
5.875%, 05/15/2024 (B)	1,588	1,683
Kraton Polymers LLC
10.500%, 04/15/2023 (B)	870	970
LSB Industries
7.750%, 08/01/2019	1,590	1,638
Mirabela Nickel
1.000%, 07/31/2044	23	–
New Gold
7.000%, 04/15/2020 (B)	1,425	1,468
6.250%, 11/15/2022 (B)	2,658	2,744
Noranda Aluminum Acquisition
11.000%, 06/01/2019 (A)	385	4
NOVA Chemicals
5.000%, 05/01/2025 (B)	6,377	6,584
Owens-Brockway Glass Container
6.375%, 08/15/2025 (B)	815	905
5.875%, 08/15/2023 (B)	1,275	1,396
Platform Specialty Products
10.375%, 05/01/2021 (B)	1,738	1,825
6.500%, 02/01/2022 (B)	2,690	2,549
PQ
6.750%, 11/15/2022 (B)	2,280	2,417
Rain CII Carbon LLC
8.250%, 01/15/2021 (B)	10,175	9,692
8.000%, 12/01/2018 (B)	2,325	2,249
Reichhold Holdings(E)
15.000%, 03/13/2017	611	611
12.000%, 03/31/2017	1,004	1,004
Reichhold Industries
12.000%, 03/31/2017 (E)	385	385
9.000%, 05/08/2017 (A)(B)	1,056	–
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (B)	400	409
Scotts Miracle-Gro
6.000%, 10/15/2023 (B)	825	882
Sealed Air
5.125%, 12/01/2024 (B)	500	535
Signode Industrial Group Lux
6.375%, 05/01/2022 (B)	6,820	6,956
Teck Resources
8.500%, 06/01/2024 (B)	4,818	5,420
8.000%, 06/01/2021 (B)	259	280

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TPC Group
8.750%, 12/15/2020 (B)	$1,291	$ 1,039
Trinseo Materials Operating SCA
6.750%, 05/01/2022 (B)	400	422
U.S. Steel
8.375%, 07/01/2021 (B)	2,262	2,460
US Concrete
6.375%, 06/01/2024	436	455
Valvoline
5.500%, 07/15/2024 (B)	115	121
WR Grace
5.625%, 10/01/2024 (B)	105	113

		150,015

Real Estate — 1.3%
Communications Sales & Leasing
8.250%, 10/15/2023	5,110	5,327
6.000%, 04/15/2023 (B)	2,895	3,011
Corrections Corp of America
5.000%, 10/15/2022	340	315
4.625%, 05/01/2023	1,575	1,402
4.125%, 04/01/2020	695	665
CyrusOne
6.375%, 11/15/2022	65	69
Equinix
5.875%, 01/15/2026	2,165	2,359
5.750%, 01/01/2025	1,060	1,134
5.375%, 01/01/2022	255	272
5.375%, 04/01/2023	600	635
4.875%, 04/01/2020	2,785	2,896
FelCor Lodging
6.000%, 06/01/2025	148	153
GEO Group
6.000%, 04/15/2026	1,630	1,461
5.875%, 01/15/2022	1,715	1,621
5.125%, 04/01/2023	45	40
GLP Capital
5.375%, 04/15/2026	870	950
4.875%, 11/01/2020	429	459
Iron Mountain
6.000%, 08/15/2023	790	843
Kennedy-Wilson
5.875%, 04/01/2024	500	505
Lamar Media
5.750%, 02/01/2026 (B)	1,689	1,826
MPT Operating Partnership
5.250%, 08/01/2026	350	372
Realogy Group LLC
4.875%, 06/01/2023 (B)	3,517	3,561
RHP Hotel Properties
5.000%, 04/15/2021	2,671	2,758

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 04/15/2023	$2,600	$ 2,646

		35,280

Sovereign — 0.0%
Seminole Tribe
6.535%, 10/01/2020 (B)	1,095	1,106

Telecommunication Services — 11.2%
Aegis Merger Sub
10.250%, 02/15/2023 (B)	7,512	8,113
Altice Financing
7.500%, 05/15/2026 (B)	6,816	7,174
6.625%, 02/15/2023 (B)	998	1,039
6.500%, 01/15/2022 (B)	1,000	1,052
Altice Finco
8.125%, 01/15/2024 (B)	840	880
Altice Finco MTN
7.625%, 02/15/2025 (B)	280	284
Altice Luxembourg
7.750%, 05/15/2022 (B)	9,138	9,726
7.625%, 02/15/2025 (B)	670	688
Altice US Finance I
5.375%, 07/15/2023 (B)	4,875	5,100
Avaya
10.500%, 03/01/2021 (B)	699	182
9.000%, 04/01/2019 (B)	1,237	943
7.000%, 04/01/2019 (B)	3,019	2,249
CenturyLink
7.500%, 04/01/2024	2,544	2,759
6.750%, 12/01/2023	5,985	6,299
5.800%, 03/15/2022	925	957
5.625%, 04/01/2020	1,319	1,405
5.625%, 04/01/2025	2,271	2,214
Cequel Communications Holdings I LLC
7.750%, 07/15/2025 (B)	2,050	2,240
5.125%, 12/15/2021 (B)	929	937
Clearwire Communications LLC
8.250%, 12/01/2040 (B)	759	790
Cogeco Cable
4.875%, 05/01/2020 (B)	1,050	1,089
Cogent Communications Finance
5.625%, 04/15/2021 (B)	2,500	2,550
Cogent Communications Group
5.375%, 03/01/2022 (B)	2,244	2,311
Columbus Cable Barbados
7.375%, 03/30/2021 (B)	830	888
CommScope
5.500%, 06/15/2024 (B)	1,693	1,778
5.000%, 06/15/2021 (B)	1,000	1,038

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CSC Holdings LLC
10.875%, 10/15/2025 (B)	$5,062	$ 5,935
10.125%, 01/15/2023 (B)	8,226	9,393
6.625%, 10/15/2025 (B)	400	435
Digicel Group
8.250%, 09/30/2020 (B)	5,361	4,852
7.125%, 04/01/2022 (B)	400	324
6.750%, 03/01/2023 (B)	3,775	3,445
6.000%, 04/15/2021 (B)	2,270	2,074
Emerald Expositions Holding
9.000%, 06/15/2021 (B)	3,262	3,368
Frontier Communications
11.000%, 09/15/2025	14,587	15,754
10.500%, 09/15/2022	7,117	7,744
8.875%, 09/15/2020	1,356	1,478
7.625%, 04/15/2024	2,498	2,348
7.125%, 01/15/2023	1,255	1,183
6.875%, 01/15/2025	440	395
GCI
6.750%, 06/01/2021	919	949
Hughes Satellite Systems
7.625%, 06/15/2021	2,029	2,166
Inmarsat Finance
4.875%, 05/15/2022 (B)	1,755	1,711
Intelsat Jackson Holdings
8.000%, 02/15/2024 (B)	3,400	3,413
7.500%, 04/01/2021	4,636	3,489
7.250%, 04/01/2019	670	537
7.250%, 10/15/2020	8,525	6,628
5.500%, 08/01/2023	4,067	2,776
Intelsat Luxembourg
7.750%, 06/01/2021	5,225	1,541
Level 3 Communications
5.750%, 12/01/2022	705	737
Level 3 Financing
5.625%, 02/01/2023	100	105
5.375%, 01/15/2024	1,618	1,697
5.375%, 05/01/2025	6,595	6,925
5.125%, 05/01/2023	2,870	2,981
McGraw-Hill Global Education Holdings LLC
7.875%, 05/15/2024 (B)	240	257
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/2023 (B)	4,182	4,412
6.250%, 08/01/2021 (B)	440	461
Nortel Networks
9.003%, 07/15/2011 (A)	2,209	2,021
Numericable-SFR
6.250%, 05/15/2024 (B)	4,028	4,058
6.000%, 05/15/2022 (B)	6,655	6,801
Outfront Media Capital LLC
5.875%, 03/15/2025	2,800	2,996
5.250%, 02/15/2022	890	932

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Quebecor Media
5.750%, 01/15/2023	$2,400	$ 2,523
Qwest Capital Funding
7.750%, 02/15/2031	730	704
RCN Telecom Services LLC
8.500%, 08/15/2020 (B)	1,175	1,253
Sable International Finance
6.875%, 08/01/2022 (B)	935	968
SBA Communications
4.875%, 09/01/2024 (B)	850	862
SBA Telecommunications
5.750%, 07/15/2020	634	652
SFR Group
7.375%, 05/01/2026 (B)	11,476	11,849
SoftBank Group
6.000%, 07/30/2025	515	574
5.375%, 07/30/2022	245	262
4.500%, 04/15/2020 (B)	3,056	3,178
Sprint
7.875%, 09/15/2023	20,558	19,982
7.625%, 02/15/2025	5,673	5,386
7.250%, 09/15/2021	4,069	4,023
7.125%, 06/15/2024	4,865	4,537
Sprint Capital
8.750%, 03/15/2032	5,020	4,982
6.900%, 05/01/2019	545	550
6.875%, 11/15/2028	6,585	5,927
Sprint Communications
9.000%, 11/15/2018 (B)	1,780	1,960
7.000%, 03/01/2020 (B)	655	702
Telecom Italia
5.303%, 05/30/2024 (B)	1,125	1,159
T-Mobile USA
6.731%, 04/28/2022	2,695	2,833
6.633%, 04/28/2021	595	623
6.625%, 04/01/2023	300	320
6.500%, 01/15/2024	400	430
6.500%, 01/15/2026	6,971	7,629
6.375%, 03/01/2025	3,440	3,698
6.000%, 03/01/2023	565	599
6.000%, 04/15/2024	1,960	2,087
U.S. Cellular
6.700%, 12/15/2033	955	936
Unitymedia GmbH
6.125%, 01/15/2025 (B)	1,195	1,282
Unitymedia Hessen GmbH & KG
5.500%, 01/15/2023 (B)	2,500	2,631
Univision Communications
8.500%, 05/15/2021 (B)	2,200	2,288
UPCB Finance IV
5.375%, 01/15/2025 (B)	3,240	3,329

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UPCB Finance VI
6.875%, 01/15/2022 (B)	$526	$ 552
Videotron
5.375%, 06/15/2024 (B)	420	442
5.000%, 07/15/2022	3,705	3,886
Virgin Media Finance
5.750%, 01/15/2025 (B)	869	884
Virgin Media Secured Finance
5.500%, 08/15/2026 (B)	985	1,029
5.375%, 04/15/2021 (B)	2,876	2,991
5.250%, 01/15/2026 (B)	4,195	4,289
Wave Holdco LLC PIK
8.250%, 07/15/2019 (B)	829	833
WideOpenWest Finance LLC
10.250%, 07/15/2019	1,975	2,079
Wind Acquisition Finance
7.375%, 04/23/2021 (B)	2,475	2,549
4.750%, 07/15/2020 (B)	600	607
Windstream
7.750%, 10/01/2021	2,585	2,579
7.500%, 06/01/2022	1,465	1,410
7.500%, 04/01/2023	185	176
Windstream Services LLC
6.375%, 08/01/2023	810	736
Zayo Group LLC
6.375%, 05/15/2025	745	786
6.000%, 04/01/2023	5,852	6,086
Ziggo Bond Finance BV
5.875%, 01/15/2025 (B)	435	437

		314,075

Utilities — 1.6%
AES
7.375%, 07/01/2021	800	918
6.000%, 05/15/2026	305	324
5.500%, 03/15/2024	500	519
4.875%, 05/15/2023	290	294
AmeriGas Finance LLC
7.000%, 05/20/2022	3,021	3,217
Calpine
5.750%, 01/15/2025	920	917
5.500%, 02/01/2024	810	808
5.375%, 01/15/2023	965	966
5.250%, 06/01/2026 (B)	677	689
Dynegy
7.625%, 11/01/2024	5,790	5,674
7.375%, 11/01/2022	1,015	1,002
5.875%, 06/01/2023	903	819
Enel
8.750%, 09/24/2073 (B)(D)	1,044	1,219
Ferrellgas
6.750%, 01/15/2022	97	91

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GenOn Americas Generation LLC
9.125%, 05/01/2031	$1,013	$ 815
8.500%, 10/01/2021	4,725	3,780
GenOn Energy
7.875%, 06/15/2017	3,233	2,603
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (B)	2,800	2,772
NRG Energy
8.250%, 09/01/2020	185	190
7.875%, 05/15/2021	264	275
7.250%, 05/15/2026 (B)	323	335
6.625%, 01/15/2027 (B)	2,396	2,401
6.250%, 07/15/2022	530	541
6.250%, 05/01/2024	2,798	2,777
NSG Holdings LLC
7.750%, 12/15/2025 (B)	1,854	1,983
Talen Energy Supply LLC
6.500%, 06/01/2025	221	190
4.625%, 07/15/2019 (B)	2,250	2,115
TerraForm Power Operating LLC
6.125%, 06/15/2025 (B)	3,138	3,193
5.875%, 02/01/2023 (B)	3,077	3,100

		44,527

Total Corporate Obligations (Cost $2,200,292) ($ Thousands)		2,205,363

LOAN PARTICIPATIONS — 8.3%
21st Century Oncology, 1st Lien
6.500%, 04/30/2022	1,262	1,199
Academy Sports, 1st Lien
0.000%, 07/01/2022 (H)	975	951
Acadia Healthcare Company, 1st Lien
3.750%, 02/11/2022	985	984
Accudyne Industries
4.000%, 12/13/2019 (D)	1,099	978
Affinion 4/10 Term Loan B
6.750%, 04/30/2018	4	4
Affinion Group Holdings, Tranche B
6.750%, 04/30/2018	2,027	1,952
Air Medical, Cov-Lite, Term Loan, 1st Lien
4.250%, 04/28/2022	1,995	1,964
Albertson’s LLC, 2016-1 Term B-4 Loan, 1st Lien
4.500%, 08/25/2021	1,377	1,382
Alinta Energy Finance, Delayed Term Loan
6.375%, 08/13/2018	165	164
Alinta Ltd., Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,483	2,470
Amaya, Term Loan
5.000%, 08/01/2021	–	–

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
American Renal Holdings, Term Loan, 1st Lien
4.750%, 08/20/2019	$2,185	$ 2,149
American Tire Distributors, Cov-Lite, 2nd Lien
5.250%, 09/01/2021	1,313	1,297
Amplify Snack Brands, 1st Lien
0.000%, 08/24/2023 (H)	1,378	1,367
ANVS Merger, 1st Lien
9.250%, 08/18/2021	1,300	1,157
5.500%, 02/18/2021	566	545
Applied Systems, 2nd Lien
7.500%, 01/24/2022	1,825	1,830
Ascena Retail Group, Cov-Lite, 1st Lien
5.250%, 08/21/2022	116	112
Ascena Retail Group, Cov-Lite, Term Loan, 1st Lien
5.250%, 08/21/2022	2,025	1,964
Asurion, LLC, Incremental Term Loan B-4, 1st Lien
5.000%, 08/04/2022	979	978
Asurion, LLC, Term Loan B-1
5.000%, 05/24/2019	457	457
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	4,240	4,223
Atlas Iron, Term Loan L
8.750%, 12/07/2017	456	182
Avago Technologies Cayman, Term Loan B-3, 1st Lien
3.508%, 02/01/2023	2,875	2,899
Blount International
7.250%, 04/12/2023	1,820	1,838
Blue Ribbon, LLC, 1st Lien
5.000%, 11/15/2021	1,820	1,833
BMC Foreign Holding
5.000%, 09/10/2020	1,490	1,418
BPA Laboratories, 2nd Lien
0.000%, 07/03/2017 (H)	273	150
Bway Intermediate, 1st Lien
5.500%, 08/14/2020	659	661
Bway Intermediate, Initial Term Loan
5.500%, 08/14/2020	9	9
California Resources, 1st Lien
11.375%, 08/05/2023	5,562	5,826
0.000%, 09/24/2019 (H)	1,665	1,582
Carestream Health, Cov-Lite, 2nd Lien
9.500%, 12/05/2019	7,304	6,866
CD&R Millennium, Term Loan
8.750%, 07/31/2022	700	690
Cengage Term Loan B
5.250%, 06/07/2023	1,862	1,859
Ceva Group, PLC, 1st Lien
6.500%, 03/19/2021	493	393

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Ceva Intercompany, 1st Lien
6.500%, 03/19/2021	$210	$ 167
Ceva Logistics Canada, 1st Lien
6.500%, 03/19/2021	36	29
Chesapeake Energy, 1st Lien
0.000%, 08/16/2021 (H)	5,938	6,124
Chief Exploration, Term Loan
7.500%, 05/16/2021	654	586
Clear Channel Communications, Extended Term Loan, 1st Lien
7.246%, 01/22/2019	7,258	5,563
Clubcorp, 1st Lien
4.250%, 12/15/2022	387	389
Cowlitz Tribal Gaming Authority
11.500%, 12/06/2021 (D)	4,500	4,635
CTI Foods, 2nd Lien
8.250%, 06/28/2021	950	841
Cumulus Media, 1st Lien
4.250%, 12/23/2020	6,942	4,819
Dex Media, 1st Lien
11.000%, 07/29/2021	429	411
Diebold
5.250%, 11/06/2023	1,225	1,230
Dollar Tree, Cov-Lite, Term Loan B-2
4.250%, 07/06/2022	330	334
Empire Generating, Term Loan
5.250%, 03/12/2021	2,054	1,746
Endurance International, Term Loan B, 1st Lien
6.480%, 11/09/2019	1,618	1,524
Energy & Exploration Partners
13.000%, 11/12/2021	244	230
6.000%, 05/13/2022	136	136
0.500%, 11/12/2021	94	6
Energy Transfer Equity, Term Loan B, 1st Lien
3.292%, 12/02/2019	500	491
Engility
12.000%, 05/23/2021	721	736
Engility, Term Loan B-2, 1st Lien
0.000%, 08/04/2023 (H)	1,425	1,435
Evergreen Skillsoft, 1st Lien
5.750%, 04/28/2021	2,298	1,920
FMG Resources (August 2006) Pty Ltd.
4.250%, 06/30/2019 (D)	3,527	3,506
Foxwoods, 1st Lien
5.000%, 07/01/2018	3,106	2,699
Gardner Denver
4.250%, 07/30/2020 (D)	349	331
Gardner Denver, Inc., Initial Dollar Term Loan
4.250%, 07/30/2020	1	1
Greenway Medical Technologies, 1st Lien
6.000%, 11/04/2020	975	937

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Greenway Medical Technologies, Term Loan, 1st Lien
6.000%, 11/04/2020	$3	$ 2
Gulf Finance, 1st Lien
0.000%, 08/17/2023 (H)	882	854
Gymboree, Cov-Lite, 1st Lien
5.000%, 02/23/2018	5,812	4,544
Hanson Building, Term Loan B, 1st Lien
6.500%, 03/14/2022	1,394	1,382
Indivior 12/14 (USD), Term Loan
7.000%, 12/19/2019	28	28
Indivior Finance, Initial Term Loan
7.000%, 12/19/2019	2,069	2,069
Integra Telecom, 1st Lien
5.250%, 08/14/2020	1,266	1,252
Intelsat Jackson Holdings, Term Loan B-2
3.750%, 06/30/2019 (D)	880	835
Internet Brands, Cov-Lite, 2nd Lien
8.500%, 07/08/2022	2,347	2,306
J. Crew Group, 1st Lien
4.000%, 03/05/2021	2,157	1,700
J. Crew Group, Term Loan B
4.000%, 03/05/2021	2,387	1,881
KAR Auction Services
4.250%, 03/09/2023	1,796	1,817
KCA Deutag Drilling Ltd., Term Loan B, 1st Lien
6.250%, 05/18/2020	1,000	806
KCA Deutag Drilling, Ltd., Term Loan B, 1st Lien
6.250%, 05/18/2020	3	2
KIK Custom Products, Initial Loans
6.000%, 08/26/2022	3	3
Kraton Polymers, Ist Lien
6.000%, 01/06/2022	345	345
Laureate Education, 1st Lien
5.000%, 06/15/2018	432	430
Ligado Networks, LLC, 2nd Lien
13.500%, 12/07/2020	3,033	2,123
LightSquared L.P., 1st Lien
9.750%, 06/15/2020	2,693	2,444
Lions Gate
0.000%, 03/27/2017 (H)	1,210	1,210
0.000%, 06/27/2017 (H)	4,290	4,290
Lonestar Interm Super Holdings, Term Loan B
0.000%, 08/10/2021 (H)	1,105	1,099
Maple, Cov-Lite, Term Loan B, 1st Lien
5.250%, 03/03/2023	3,364	3,394
Mashantucket Pequot Tribe, 1st Lien
9.375%, 06/30/2020	10,341	8,904
Medical Card System, Term Loan
1.500%, 05/31/2019	1,975	1,262
Medical Card Systems
0.000%, 04/15/2022 (H)	368	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Metroflag, 2nd Lien
14.000%, 01/06/2009 (A)	$325	$ —
MGM Growth Properties, 1st Lien
4.000%, 04/25/2023	578	583
Misys, 1st Lien
5.000%, 12/12/2018	972	976
Misys, 2nd Lien
12.000%, 06/12/2019	1,550	1,613
MKS Instruments, Inc., Tranche B-1 Term Loan, 1st Lien
4.250%, 04/28/2023	794	801
MMI, Term Loan
9.000%, 01/31/2020	3,451	3,062
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.500%, 06/15/2018	4,029	4,022
Moneygram International, Term Loan
0.000%, 03/26/2020 (H)	1,832	1,728
Murray Energy, Cov-Lite, Term Loan B, 2nd Lien
7.500%, 04/16/2020	1,321	1,090
Nana Development, 1st Lien
8.000%, 03/13/2018	200	187
Nelson Education Equity
0.000%, 03/15/2021 (H)	173	—
Nelson Education, 1st Lien
12.000%, 10/01/2020	1,050	449
New Millennium Holdco, LLC, Term Loan
7.500%, 12/21/2020	316	150
Nine West, Cov-Lite, Unsecured Guaranteed Term Loan
6.250%, 01/08/2020	8,228	1,481
Ocean Rig, Term Loan B
5.500%, 07/25/2021	2,574	1,733
Ocean, Cov-Lite, Term Loan B1, 1st Lien
6.000%, 03/31/2021	2,148	984
ON Semiconductor
5.250%, 03/31/2023	2,330	2,358
Ortho-Clinical Diagnostics, 1st Lien
4.750%, 06/30/2021	143	140
Ortho-Clinical Diagnostics, Term Loan B
4.750%, 06/30/2021	310	303
Ortho-Clinical Diagnostics, Term Loan B, 1st Lien
4.750%, 06/30/2021	468	456
Oxbow Carbon & Minerals Holdings, 2nd Lien
8.000%, 01/17/2020	1,908	1,870
P2 Energy, 1st Lien
5.000%, 10/30/2020	1,084	1,011
Panda Temple Power, 1st Lien
7.250%, 04/03/2019	349	318

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Peabody Energy, 1st Lien
0.000%, 09/24/2018 (H)	$6,859	$ 4,694
Peak, Cov-Lite, 2nd Lien
8.250%, 06/17/2022	2,335	2,117
Penton Media, Cov-Lite, 2nd Lien
9.000%, 10/02/2020	2,743	2,736
Petco Animal Supplies, Term Loan B-1, 1st Lien
5.000%, 01/26/2023	3,184	3,210
PQ Corporation, 1st Lien
5.750%, 11/04/2022	625	629
Quorum Health, 1st Lien
6.750%, 04/29/2022	1,457	1,393
Revlon, Cove-Lite, 1st Lien
0.000%, 07/21/2023 (H)	1,000	998
Riverbed Technology, 1st Lien
5.000%, 04/25/2022	1,698	1,708
Royal Holdings Inc, 2nd Lien
8.500%, 06/19/2023	436	429
Rue 21, Term Loan B, 1st Lien
5.625%, 10/09/2020	2,094	1,120
Seadrill Partners, LLC, Term Loan B, 1st Lien
4.000%, 02/21/2021	344	165
Skillsoft, Cov-Lite, 2nd Lien
9.250%, 04/28/2022	930	483
Solarwinds, 1st Lien
5.500%, 02/03/2023	2,109	2,116
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	1,975	1,972
Steinway Musical Instruments, 1st Lien
4.750%, 09/19/2019	1,170	1,140
Syncreon Holdings Ltd., Term Loan B, 1st Lien
5.250%, 10/28/2020	1,089	939
Syniverse Holdings, 1st Lien
4.000%, 04/23/2019	2,223	1,972
Templar Energy, Cov-Lite, 2nd Lien
8.500%, 11/25/2020	2,793	629
Texas Competitive, Extended Term Loan
4.970%, 10/10/2017 (A)	16,846	5,391
Texas Competitive, Non-extended Term Loan
4.970%, 06/30/2016 (A)	13,601	4,281
4.917%, 06/30/2016 (A)	110	35
Texas Competitive, Term Loan B, 1st Lien
5.000%, 07/27/2023	1,297	1,300
Texas Competitive, Term Loan C, 1st Lien
5.000%, 07/27/2023	296	297
The Hillman Companies, Term Loan B, 1st Lien
4.500%, 06/30/2021	309	308
The Neiman Marcus Group, Term Loan, 1st Lien
4.250%, 10/25/2020	1,878	1,761
Toys R Us, Term Loan
9.750%, 04/24/2020	–	—

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Trans Union LLC, Replacement Term Loan
3.500%, 04/09/2021	$3,475	$ 3,485
True Religion Apparel, 1st Lien
5.875%, 07/30/2019	582	240
True Religion Apparel, Initial 1st Lien
5.875%, 07/30/2019	201	83
TSAM LLC, 1st Lien
7.750%, 09/12/2019	776	772
UFC Holdings, 1st Lien
5.000%, 07/22/2023	1,380	1,383
US Renal Care, Cov-Lite, 1st Lien
5.250%, 12/30/2022	2,860	2,753
Valeant, Term Loan B
5.500%, 04/01/2022	958	959
Varsity Brands, Cov-Lite, 1st Lien
5.000%, 12/10/2021	1,510	1,513
VAT, Cov-Lite, Term Loan
4.250%, 02/11/2021	784	785
Veritas Bermuda, 1st Lien
6.625%, 01/27/2023	2,883	2,650
Vizient, Cov-Lite, 1st Lien
6.250%, 02/13/2023	1,805	1,825
Walter Investment Management, Term Loan B, 1st Lien
4.750%, 12/18/2020	1,530	1,400
Weight Watchers International, Term Loan B2
4.000%, 04/02/2020	603	461
Weight Watchers International, Term Loan B2, 1st Lien
4.000%, 04/02/2020	2	1
Western Digital, 1st Lien
4.500%, 04/29/2023	2,480	2,493
Wilton Brands, 1st Lien
8.500%, 08/30/2018	4,394	3,625
York Risk Services Holding, Term Loan B
4.750%, 10/01/2021	883	784
York Risk Services, Cov-Lite, 1st Lien
4.750%, 10/01/2021	121	107
Zekelman Industries, 1st Lien
6.000%, 06/07/2021	955	961

Total Loan Participations (Cost $253,161) ($ Thousands)		233,559

COLLATERALIZED DEBT OBLIGATIONS — 7.1%
B&M CLO Ltd., Ser 2014-1A, Cl D
5.429%, 04/16/2026 (B)(D)	3,529	2,706
B&M CLO Ltd., Ser 2014-1A, Cl E
6.429%, 04/16/2026 (B)(D)	2,520	1,308
B&M CLO Ltd., Ser 2014-1A, Cl C
4.429%, 04/16/2026 (B)(D)	2,142	1,926

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COLLATERALIZED DEBT OBLIGATIONS (continued)
Battalion CLO III Ltd., Ser 2012-3A, Cl SUB
0.000%, 01/18/2025 (B)	$2,697	$ 1,412
Battalion CLO IV Ltd., Ser 2013-4A, Cl SUB
0.000%, 10/22/2025 (B)	1,560	515
Battalion CLO V Ltd., Ser 2014-5A, Cl SUB
0.000%, 04/17/2026 (B)	3,445	1,102
Battalion CLO VII Ltd., Ser 2014-7A, Cl D
5.979%, 10/17/2026 (B)(D)	2,323	1,826
Battalion CLO VII Ltd., Ser 2014-7A, Cl SUB
0.000%, 10/17/2026 (B)	4,118	2,265
Battalion CLO VIII Ltd., Ser 2015-8A, Cl SUB
0.000%, 04/18/2027 (B)(E)	4,720	4,012
Battalion CLO VIII Ltd., Ser 2015-8A, Cl D
6.129%, 04/18/2027 (B)(D)	1,268	1,065
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 01/20/2026 (B)(E)	3,127	1,751
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (B)(I)	3	2,395
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (B)(I)	31	2,915
Benefit Street Partners CLO V
0.000%, 10/20/2026 (B)(I)	6,413	3,693
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (B)(E)	90	8,370
Benefit Street Partners CLO, Ser 2015-IA, Cl DR
7.180%, 10/15/2025 (B)(D)	1,556	1,463
Benefit Street Partners CLO, Ser 2015-VIA, Cl SUB
0.000%, 04/18/2027	9,535	7,914
Benefit Street Partners CLO, Ser 2015-VII, Cl SUB
0.000%, 07/18/2027	9,035	6,693
Carlyle Global Market Strategies CLO Ltd., Ser 14-3A, Cl SUB
0.000%, 07/27/2026 (B)	3,953	3,004
Cathedral Lake CLO III Ltd.
0.000%, 01/15/2026 (B)	2,506	2,093
Cathedral Lake CLO Ltd., Ser 2015-3A, Cl E
8.230%, 01/15/2026 (B)(D)	1,575	1,575
Cedar Funding V CLO, Ser 2016-5A, Cl SUB
0.000%, 07/17/2028 (B)(D)	28	2,446
CIFC Funding, Ser 2012-2A, Cl SUB
0.000%, 12/05/2024 (B)	23	1,202
CVP Cascade CLO Ltd., Ser 2014-2A, Cl E
6.479%, 07/18/2026 (B)(D)	2,531	1,355
CVP Cascade CLO Ltd., Ser 2014-2A, Cl D
5.479%, 07/18/2026 (B)(D)	1,752	1,180
Fifth Street Senior Loan Fund I LLC, Ser 2015-1A, Cl E
7.896%, 01/20/2027 (B)(D)	5,110	4,446

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COLLATERALIZED DEBT OBLIGATIONS (continued)
Fifth Street SLF II, Ser 2015-2A, Cl SUB
0.000%, 09/29/2027 (B)	$6,200	$ 5,491
Fifth Street SLF II, Ser 2015-2A, Cl D
8.052%, 09/29/2027 (B)(D)	6,350	5,552
Figueroa CLO, Ser 2013-1I, Cl SUB
0.000%, 03/21/2024	7,644	3,660
Figueroa CLO, Ser 2013-2A, Cl SUB
0.000%, 12/18/2025 (B)	3,070	1,859
Fortress Credit Opportunities III CLO LP, Ser 2014-3A, Cl E
6.907%, 04/28/2026 (B)(D)	3,518	3,114
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl F
7.408%, 03/31/2027 (B)(D)	2,270	2,070
Great Lakes CLO Ltd, Ser 2015-1, Cl SUB
0.000%, 07/15/2026 (B)(D)	5,593	4,307
Great Lakes CLO Ltd., Ser 2012-1A, Cl E
6.180%, 01/15/2023 (B)(D)	3,292	2,749
Great Lakes CLO Ltd., Ser 2012-1A, Cl SUB
0.000%, 01/15/2023 (B)	2,877	1,956
Great Lakes CLO Ltd., Ser 2014-1A, Cl F
6.680%, 04/15/2025 (B)(D)	2,520	1,411
Great Lakes CLO Ltd., Ser 2014-1A, Cl SUB
0.000%, 04/15/2025 (B)(D)	7,057	5,010
Great Lakes CLO Ltd., Ser 2015-1A, Cl F
8.180%, 07/15/2026 (B)(D)	1,756	1,001
Great Lakes CLO Ltd., Ser 2015-1A, Cl E
7.380%, 07/15/2026 (B)(D)	3,854	3,122
Hildene CLO Ltd., Ser 2014-2A, Cl D
4.388%, 07/19/2026 (B)(D)	2,013	1,878
Hildene CLO Ltd., Ser 2014-2A, Cl E
5.788%, 07/19/2026 (B)(D)	2,013	1,754
Jamestown CLO VII, Ser 2015-7A, Cl D
6.215%, 07/25/2027 (B)(D)	2,291	1,928
Jamestown CLO VII, Ser 2015-7A, Cl E
7.465%, 07/25/2027 (B)(D)	2,291	1,720
JFIN CLO 2015-II, Ser 2015-2A, Cl E
7.679%, 10/19/2026 (B)(D)	5,000	4,550
JFIN Revolver CLO Ltd., Ser 2013-1A, Cl B
2.696%, 01/20/2021 (B)(D)	2,010	2,010
JFIN Revolver CLO Ltd., Ser 2014-2A, Cl C
3.561%, 02/20/2022 (B)(D)	2,049	2,028
KVK CLO, Ser 2012-2A, Cl SUB
0.000%, 02/10/2025 (B)	2,956	990
Lockwood Grove CLO Ltd., Ser 2014-1A, Cl SUB
0.000%, 01/25/2024 (B)	4,865	3,527
Nelder Grove CLO Ltd., Ser 2014-1A, Cl E
7.579%, 08/28/2026 (B)(D)	3,074	2,598
Nelder Grove CLO Ltd., Ser 2014-1A, Cl D1
5.349%, 08/28/2026 (B)(D)	2,049	1,967

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COLLATERALIZED DEBT OBLIGATIONS (continued)
Neuberger Berman CLO XIII, Ser 2012-13A, Cl SUB
0.000%, 01/23/2024 (B)	$542	$ 141
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SFN
0.150%, 04/15/2026 (B)	175	77
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SUB
0.000%, 04/15/2026 (B)	2,625	1,378
Neuberger Berman CLO XXII
0.000%, (J)	74	7,421
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUBF
0.000%, 10/17/2027 (B)(D)	2	137
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2027 (B)(D)	52	4,300
NewStar Arlington Senior Loan Program LLC, Ser 2014-1A, Cl E
6.815%, 07/25/2025 (B)(D)	2,026	1,702
NewStar Clarendon Fund CLO LLC, Ser 2015-1A, Cl E
6.765%, 01/25/2027 (B)(D)	4,470	3,710
NXT Capital CLO LLC, Ser 2012-1A, Cl E
8.196%, 07/20/2022 (B)(D)	3,047	3,017
OCP CLO, Ser 2012-2A, Cl SUB
0.000%, 11/22/2023 (B)	2,940	1,235
Peaks CLO Ltd., Ser 2014-1A, Cl D
5.180%, 06/15/2026 (B)(D)	1,015	896
Shackleton CLO Ltd., Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (B)(D)	7,965	3,505
TCP CLO III
0.000%, (J)	118	11,817
Trinitas CLO Ltd., Ser 2014-2A, Cl D
4.480%, 07/15/2026 (B)(D)	2,481	2,084
Venture X CLO, Ser 2012-10A, Cl SUB
0.000%, 07/20/2022 (B)	7,029	3,655
Venture XI CLO, Ser 2012-11A, Cl SUB
0.000%, 11/14/2022 (B)	7,097	3,052
Venture XIV CLO, Ser 2013-14A, Cl SUB
0.000%, 08/28/2025 (B)	1,842	917
Venture XIV CLO, Ser 2013-14A, Cl SFN
0.100%, 08/28/2025 (B)	113	52
Venture XV CLO, Ser 2013-15A, Cl SUB
0.000%, 07/15/2025 (B)	3,475	1,742
Venture XXII CLO, Ser 2016-22A, Cl F
8.530%, 01/15/2028 (B)(D)	1,108	969
Venture XXII CLO, Ser 2016-22A, Cl SUB
0.000%, 01/15/2028 (B)(D)	30	2,499
Venture XXIV CLO
0.000%, (J)	36	3,566

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COLLATERALIZED DEBT OBLIGATIONS (continued)
Venture XXIV CLO, Ser 2016-24A, Cl SUB
0.000%, 10/20/2028 (B)(D)	$41	$ 3,731

Total Collateralized Debt Obligations (Cost $191,637) ($ Thousands)		198,487

MUNICIPAL BONDS — 0.5%
Connecticut — 0.2%
Mohegan Tribal Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045(B)	4,850	5,089

Puerto Rico — 0.1%
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2017 @ 100
5.250%, 07/01/2037(A)	185	113
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035(A)	2,290	1,497
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.125%, 07/01/2037(A)	1,065	647
5.000%, 07/01/2041(A)	855	518

		2,775

Texas — 0.2%
Texas State, Public Finance Authority, TX Windstorm Insurance, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024	5,455	5,645

Total Municipal Bonds (Cost $13,723) ($ Thousands)		13,509

CONVERTIBLE BONDS — 0.3%
Cheniere Energy CV to 7.2265
4.250%, 03/15/45	908	560
Liberty Media CV to 16.7764
3.750%, 02/15/30	7,877	4,736
Liberty Media CV to 22.9469
4.000%, 11/15/29	3,912	2,396
Mirabela Nickel
9.500%, 06/24/19 (B)(E)(F)	1,133	317
Mirant CV to 14.7167
0.000%, 06/15/21 (A)	1,950	–
Walter Investment Management CV to 17.0068
4.500%, 11/01/19	704	423

Total Convertible Bonds (Cost $10,039) ($ Thousands)		8,432

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 0.2%
Aspect Software CR1 *	40,500	$ 319
Aspect Software CR2 *	2,248	18
Cengage Learning Holdings II *	2,860	72
Ceva Holdings *	561	196
CUI Acquisition *	3	249
Dana Holding	118,652	1,711
Dex Media	97,026	193
Energy & Exploration *	65	36
Global Aviation Holdings, Cl A *	101,199	—
Houghton Mifflin Harcourt *	37,762	602
Millennium *	9,243	7
Mirabela Nickel *(E)	4,317,306	—
MModal *	43,639	586
NII Holdings *	109,107	363
Reichhold Industries *(E)	1,755	1,013

Total Common Stock (Cost $8,485) ($ Thousands)		5,365

PREFERRED STOCK — 0.2%
Aspen Insurance Holdings, 5.950% (D)	92,000	2,750
Ceva Holdings, 0.000% *	1,214	425
GMAC Capital Trust I, 8.125% (D)	28,000	707
SLM, 2.037% (D)	22,927	1,138

Total Preferred Stock (Cost $5,612) ($ Thousands)		5,020

	Face Amount (Thousands)

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%

Airplanes, Pass-Through Trust, Ser 2001-1A, Cl A9
1.058%, 03/15/2019 (B)(D)	1,509	472

Total Asset-Backed Security (Cost $1,278) ($ Thousands)		472

	Number of Warrants
WARRANTS — 0.0%
MModal A, Expires 07/31/2017
Strike Price $40.00 *	15,753	2
MModal B, Expires 07/31/2017
Strike Price $47.50 *	20,773	1

		3

Total Warrants (Cost $15) ($ Thousands)		3

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **†	133,542,284	$ 133,542

Total Cash Equivalent (Cost $133,542) ($ Thousands)		133,542

Total Investments — 99.9% (Cost $2,817,784) ($ Thousands) @		$ 2,803,752

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at August 31, 2016, are as follows:

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)

JPMorgan Chase Bank	CDX.NA.HY SERIES 26	SELL	5.00	6/20/21	$(13,700)	$169

For the period ended August 31, 2016, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative types during the period.

Percentages are based on a Net Assets of $2,807,666 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2016.
†	Investment in Affiliated Security.
(A)	Security is in default on interest payment.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2016, the value of these securities amounted to $1,217,494 ($ Thousands), 43.4% representing of the net assets of the Fund.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on August 31, 2016. The coupon on a step bond changes on a specified date.
(D)	Variable Rate Security – The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2016.
(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2016 was $17,463 ($ Thousands) and represented 0.6% of Net Assets.
(F)	Securities considered illiquid. The total value of such securities as of August 31, 2016 was $317 ($ Thousands) and represented 0.0% of Net Assets.
(G)	Securities considered restricted. The total market value of such securities as of August 31, 2016 was $0 ($ Thousands) and represented 0.0% of Net Assets.
(H)	Unsettled bank loan. Interest rate not available.
(I)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.
(J)	Warehouse Note. Interest rate and maturity date are not available.

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $2,817,784 ($ Thousands), and the unrealized appreciation and depreciation were $120,278 ($ Thousands) and ($134,310) ($ Thousands), respectively.

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd — Limited

PIK — Payment-in-Kind

PLC — Public Limited Company

Pty — Proprietary

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$–	$2,198,559	$6,804	$2,205,363
Loan Participations	–	225,008	8,551	233,559
Collateralized Debt Obligations	–	7,421	191,066	198,487
Municipal Bonds	–	2,775	10,734	13,509
Convertible Bonds	–	8,115	317	8,432
Common Stock	2,948	–	2,417	5,365
Preferred Stock	3,457	1,138	425	5,020
Asset-Backed Security	–	472	–	472
Warrants	–	–	3	3
Cash Equivalent	133,542	–	–	133,542

Total Investments in Securities	$139,947	$2,443,488	$220,317	$2,803,752

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	$—	$169	$—	$169

Total Other Financial Instruments	$—	$169	$—	$169

* Swaps are valued at the unrealized appreciation on the instrument.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Continued)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Collateralized Debt Obligations	Investments in Loan Participations	Investments in Convertible Bonds	Investments in Common Stock	Investments in Warrants	Investments in Preferred Stock	Investments in Municipal Bonds

Balance as of May 31, 2016	$10,474	$180,633	$7,848	$270	$2,086	$–	$486	$10,476
Accrued discounts/premiums	14	(905)	(217)	(1)	–	–	–	–
Realized gain/(loss)	–	3,227	308	–	534	–	–	–
Change in unrealized appreciation/depreciation	(60)	14,841	623	(4)	(599)	3	(61)	258
Purchases	26	27,090	–	52	396	–	–	–
Sales	–	(33,820)	(11)	–	–	–	–	–
Net transfer into Level 3	–	–	–	–	–	–	–	–
Net transfer out of Level 3	(3,650)	–	–	–	–	–	–	–

Ending Balance as of July 31, 2016	$6,804	$191,066	$8,551	$317	$2,417	$3	$425	$10,734

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(60)	$16,555	$(1,109)	$(712)	$(599)	$3	$(61)	$258

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were transfers from Level 2 into Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2016 ($ Thousands):

Security Description	Value 05/31/2016	Purchases at Cost	Proceeds from Sales	Value 08/31/2016	Dividend Income

SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 120,669	$ 54,672	$ (175,341)	$ —	$ 18
SEI Daily Income Trust, Government Fund, Class A	—	343,634	(210,092)	133,542	38

Totals	$ 120,669	$ 398,306	$ (385,433)	$ 133,542	$ 56

Restricted Securities — As of August 31, 2016, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption thereform. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at August 31, 2016, were as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Aventine (escrow security)	2,600	11/30/2010	11/20/2010	$–	$–	0.00%

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

High Yield Bond Fund (Concluded)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2016, the Fund is the seller (“providing protection”) on a total notional amount of $13.70 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

HIGH YIELD BOND FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX

REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total

Fair value of written credit derivatives	$—	$—	$—	$609,575	$609,575
Maximum potential amount of future payments	—	—	—	13,700,000	13,700,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

HIGH YIELD BOND FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total

Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	—	—	—	—
> than 200	—	—	13,700,000	—	—	13,700,000

Total	$—	$—	$13,700,000	$—	$-	$13,700,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 66.1%

Consumer Discretionary — 5.6%
21st Century Fox America
8.150%, 10/17/2036	$2,015	$ 2,965
7.850%, 03/01/2039	3,900	5,711
7.750%, 01/20/2024	125	161
7.625%, 11/30/2028	2,411	3,362
7.430%, 10/01/2026	775	1,037
6.900%, 08/15/2039	2,450	3,326
6.750%, 01/09/2038	360	461
6.550%, 03/15/2033	2,170	2,807
6.400%, 12/15/2035	875	1,144
6.150%, 02/15/2041	3,000	3,892
Amazon.com
4.950%, 12/05/2044	2,015	2,534
Charter Communications Operating LLC
6.384%, 10/23/2035 (A)	6,370	7,617
Comcast
6.950%, 08/15/2037	1,655	2,439
6.450%, 03/15/2037	3,470	4,872
6.400%, 05/15/2038	7,298	10,262
5.700%, 07/01/2019	100	112
5.650%, 06/15/2035	1,035	1,355
4.650%, 07/15/2042	1,650	1,935
4.600%, 08/15/2045	1,645	1,933
4.400%, 08/15/2035	500	573
4.250%, 01/15/2033	4,805	5,399
4.200%, 08/15/2034	1,910	2,136
Cox Communications
7.625%, 06/15/2025	300	368
6.950%, 06/01/2038 (A)	3,183	3,632
Cox Enterprises
7.375%, 07/15/2027 (A)	1,300	1,594
Discovery Communications LLC
4.875%, 04/01/2043	1,070	1,011
Ford Holdings
9.300%, 03/01/2030	2,525	3,654
Ford Motor
7.450%, 07/16/2031	2,908	3,952
7.400%, 11/01/2046	625	927
4.750%, 01/15/2043	950	1,028
General Motors
6.750%, 04/01/2046	1,985	2,548
6.600%, 04/01/2036	1,075	1,326
6.250%, 10/02/2043	2,005	2,403
Grupo Televisa
6.125%, 01/31/2046	1,965	2,345
Home Depot
4.250%, 04/01/2046	1,545	1,796
4.200%, 04/01/2043	1,035	1,175
3.350%, 09/15/2025	1,020	1,118
Johnson Controls
4.950%, 07/02/2064	1,645	1,752

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 07/02/2044	$770	$ 852
3.625%, 07/02/2024	1,095	1,168
Lowe’s
5.125%, 11/15/2041	2,175	2,735
4.375%, 09/15/2045	975	1,120
Macy’s Retail Holdings
4.500%, 12/15/2034	1,105	1,046
McDonald’s MTN
4.700%, 12/09/2035	1,165	1,337
4.600%, 05/26/2045	850	963
NBCUniversal Media LLC
6.400%, 04/30/2040	1,006	1,434
5.950%, 04/01/2041	2,075	2,837
Newell Brands
5.500%, 04/01/2046	2,000	2,477
Target
6.650%, 08/01/2028	435	571
TCI Communications
7.875%, 02/15/2026	3,070	4,378
Thomson Reuters
4.300%, 11/23/2023	1,075	1,182
Time Warner
7.700%, 05/01/2032	4,322	6,178
7.625%, 04/15/2031	7,745	10,910
6.250%, 03/29/2041	3,400	4,474
6.100%, 07/15/2040	1,220	1,570
Time Warner Cable
7.300%, 07/01/2038	755	981
6.750%, 06/15/2039	775	955
6.550%, 05/01/2037	1,000	1,207
5.875%, 11/15/2040	2,365	2,638
5.500%, 09/01/2041	2,935	3,188
4.500%, 09/15/2042	595	576
University of Southern California
3.028%, 10/01/2039	1,250	1,256
Viacom
5.850%, 09/01/2043	3,755	4,202
5.250%, 04/01/2044	255	261
4.850%, 12/15/2034	2,180	2,201
4.375%, 03/15/2043	3,215	2,912
Walt Disney
4.125%, 12/01/2041	475	545

		162,816

Consumer Staples — 5.4%
Ahold Finance USA
6.875%, 05/01/2029	600	783
Altria Group
5.375%, 01/31/2044	1,710	2,217
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	23,020	27,921
4.700%, 02/01/2036	8,195	9,510

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Anheuser-Busch InBev Worldwide
6.375%, 01/15/2040	$1,075	$ 1,477
3.750%, 07/15/2042	1,200	1,226
Bowdoin College
4.693%, 07/01/2112	5,584	5,779
Coca-Cola Femsa
3.875%, 11/26/2023	3,310	3,569
CVS Health
5.125%, 07/20/2045	5,415	6,752
2.875%, 06/01/2026	2,760	2,830
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	6,728	9,023
General Mills
5.400%, 06/15/2040	815	1,038
Kraft Foods Group
6.875%, 01/26/2039	865	1,215
Kraft Heinz Foods
5.200%, 07/15/2045	2,780	3,338
5.000%, 07/15/2035	660	777
5.000%, 06/04/2042	3,430	3,957
4.375%, 06/01/2046	5,485	5,933
Massachusetts Institute of Technology
5.600%, 07/01/2111	665	958
4.678%, 07/01/2114	4,365	5,280
Molson Coors Brewing
4.200%, 07/15/2046	2,195	2,319
3.000%, 07/15/2026	1,890	1,914
Mondelez International
4.000%, 02/01/2024	1,690	1,866
New York and Presbyterian Hospital
4.763%, 08/01/2116	2,248	2,410
4.063%, 08/01/2056	2,375	2,611
Northwestern University
4.643%, 12/01/2044	150	192
Pepsi Bottling Group
7.000%, 03/01/2029	350	504
PepsiCo
3.600%, 08/13/2042	1,010	1,055
Pernod Ricard
4.450%, 01/15/2022 (A)	675	743
Philip Morris International
6.375%, 05/16/2038	325	457
4.500%, 03/20/2042	3,665	4,215
4.250%, 11/10/2044	1,245	1,397
4.125%, 03/04/2043	1,125	1,228
3.875%, 08/21/2042	1,710	1,799
SABMiller Holdings
4.950%, 01/15/2042 (A)	1,380	1,621
Tufts University
5.017%, 04/15/2112	1,367	1,679
University of Southern California
5.250%, 10/01/2111	1,590	2,156

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walgreens Boots Alliance
4.800%, 11/18/2044	$4,335	$ 4,868
4.650%, 06/01/2046	1,300	1,436
3.450%, 06/01/2026	3,800	3,956
Wal-Mart Stores
6.200%, 04/15/2038	2,650	3,823
5.625%, 04/01/2040	3,040	4,147
5.625%, 04/15/2041	1,635	2,230
5.000%, 10/25/2040	430	549
4.750%, 10/02/2043	5,045	6,341
4.300%, 04/22/2044	5,200	6,217

		155,316

Energy — 8.8%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	1,446	1,479
Anadarko Finance
7.500%, 05/01/2031	1,465	1,777
Anadarko Holding
7.150%, 05/15/2028	3,290	3,838
Anadarko Petroleum
6.600%, 03/15/2046	970	1,155
5.115%, 10/10/2036 (B)	18,000	6,923
4.500%, 07/15/2044	2,575	2,348
Apache
5.250%, 02/01/2042	310	329
5.100%, 09/01/2040	400	417
4.750%, 04/15/2043	2,695	2,792
4.250%, 01/15/2044	665	652
BG Energy Capital
5.125%, 10/15/2041 (A)	2,430	2,854
Burlington Resources Finance
7.200%, 08/15/2031	25	33
Canadian Natural Resources
5.850%, 02/01/2035	150	156
3.900%, 02/01/2025	1,500	1,512
Cenovus Energy
5.200%, 09/15/2043	1,030	906
3.800%, 09/15/2023	250	241
Columbia Pipeline Group
5.800%, 06/01/2045	570	686
4.500%, 06/01/2025	1,045	1,131
Conoco Funding
7.250%, 10/15/2031	620	820
6.950%, 04/15/2029	1,700	2,164
ConocoPhillips
6.500%, 02/01/2039	4,315	5,669
5.950%, 03/15/2046	2,560	3,265
5.900%, 05/15/2038	4,038	4,939
4.300%, 11/15/2044	4,080	4,181

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Devon Energy
7.950%, 04/15/2032	$285	$ 349
5.600%, 07/15/2041	2,160	2,159
4.750%, 05/15/2042	2,790	2,595
Ecopetrol
5.875%, 05/28/2045	2,050	1,919
El Paso Natural Gas
8.375%, 06/15/2032	475	584
7.500%, 11/15/2026	2,400	2,859
Encana
6.500%, 02/01/2038	3,350	3,353
Energy Transfer Partners
8.250%, 11/15/2029	1,825	2,267
6.500%, 02/01/2042	3,000	3,239
6.125%, 12/15/2045	2,493	2,677
5.950%, 10/01/2043	2,995	3,108
5.150%, 02/01/2043	1,000	927
5.150%, 03/15/2045	884	848
4.900%, 03/15/2035	1,000	964
Eni
5.700%, 10/01/2040 (A)	2,930	3,117
EnLink Midstream Partners
5.600%, 04/01/2044	2,750	2,551
Enterprise Products Operating LLC
6.650%, 10/15/2034	2,140	2,656
6.125%, 10/15/2039	360	432
5.700%, 02/15/2042	1,870	2,165
5.100%, 02/15/2045	2,775	3,066
4.950%, 10/15/2054	1,130	1,188
4.900%, 05/15/2046	3,610	3,863
4.850%, 03/15/2044	1,955	2,071
4.450%, 02/15/2043	2,780	2,797
Exxon Mobil
3.567%, 03/06/2045	1,555	1,650
Halliburton
5.000%, 11/15/2045	850	936
4.850%, 11/15/2035	750	805
Hess
5.600%, 02/15/2041	1,960	1,997
Kinder Morgan
5.550%, 06/01/2045	1,830	1,888
5.300%, 12/01/2034	4,891	4,930
Kinder Morgan Energy Partners
6.375%, 03/01/2041	2,414	2,593
3.950%, 09/01/2022	1,325	1,373
Lasmo
7.300%, 11/15/2027	3,835	4,659
Marathon Oil
6.600%, 10/01/2037	3,820	3,949
5.200%, 06/01/2045	1,475	1,322
Marathon Petroleum
6.500%, 03/01/2041	1,823	2,048
4.750%, 09/15/2044	2,553	2,343

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Motiva Enterprises
6.850%, 01/15/2040 (A)	$3,515	$ 4,549
Nexen Energy ULC
7.400%, 05/01/2028	1,605	2,167
Noble Energy
5.250%, 11/15/2043	4,390	4,434
5.050%, 11/15/2044	3,560	3,553
Panhandle Eastern Pipeline
8.125%, 06/01/2019	725	817
Petro-Canada
7.875%, 06/15/2026	45	59
6.800%, 05/15/2038	1,510	2,021
Petroleos Mexicanos
6.500%, 06/02/2041	4,735	5,020
6.375%, 01/23/2045	8,330	8,772
5.500%, 06/27/2044	1,820	1,729
Petroleos Mexicanos MTN
6.875%, 08/04/2026 (A)	1,310	1,523
5.625%, 01/23/2046	1,840	1,778
Phillips 66
5.875%, 05/01/2042	1,860	2,346
4.875%, 11/15/2044	4,560	5,108
Schlumberger Holdings
4.000%, 12/21/2025 (A)	2,800	3,058
Shell International Finance
6.375%, 12/15/2038	2,427	3,339
4.550%, 08/12/2043	6,405	7,210
4.375%, 05/11/2045	1,365	1,511
4.125%, 05/11/2035	1,905	2,088
4.000%, 05/10/2046	3,110	3,259
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,451
Spectra Energy Capital
6.750%, 02/15/2032	1,510	1,709
3.300%, 03/15/2023	2,540	2,510
Spectra Energy Partners
4.500%, 03/15/2045	500	512
Statoil
6.800%, 01/15/2028	360	485
6.500%, 12/01/2028 (A)	1,140	1,497
4.800%, 11/08/2043	455	549
3.950%, 05/15/2043	1,875	1,990
Suncor Energy
6.500%, 06/15/2038	1,465	1,923
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	1,375	1,421
5.300%, 04/01/2044	1,750	1,775
TC PipeLines
4.375%, 03/13/2025	1,000	1,008
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,705	3,401
7.000%, 10/15/2028	6,717	8,067

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Texas Eastern Transmission
7.000%, 07/15/2032	$2,010	$ 2,530
TransCanada PipeLines
7.250%, 08/15/2038	1,395	1,962
4.625%, 03/01/2034	5,930	6,455
Transcontinental Gas Pipe Line
7.250%, 12/01/2026	1,450	1,802
5.400%, 08/15/2041	1,695	1,821
4.450%, 08/01/2042	1,075	1,038
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026 (A)	2,690	3,482
Valero Energy
10.500%, 03/15/2039	3,740	5,804
Williams Partners
4.300%, 03/04/2024	3,000	3,071

		253,118

Financials — 13.0%
ACE INA Holdings
6.700%, 05/15/2036	1,527	2,210
Aflac
6.900%, 12/17/2039	1,423	2,039
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	2,412	3,206
American International Group
4.700%, 07/10/2035	845	912
4.500%, 07/16/2044	5,800	6,028
3.875%, 01/15/2035	3,857	3,829
Assurant
6.750%, 02/15/2034	46	59
Bank of America MTN
8.950%, 05/18/2017 (C)	1,340	1,268
8.680%, 05/02/2017 (C)	1,305	1,232
5.875%, 02/07/2042	2,000	2,641
5.625%, 07/01/2020	675	762
5.000%, 01/21/2044	2,250	2,697
4.875%, 04/01/2044	1,770	2,079
4.450%, 03/03/2026	840	905
4.100%, 07/24/2023	5,180	5,629
4.000%, 01/22/2025	225	235
3.500%, 04/19/2026	935	977
3.300%, 01/11/2023	725	754
Bank of America
7.800%, 09/15/2016	65	65
6.110%, 01/29/2037	2,405	2,993
6.000%, 10/15/2036	5,225	6,860
5.750%, 12/01/2017	5,750	6,047
Berkshire Hathaway
4.500%, 02/11/2043	1,858	2,200
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,509

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	$5,042	$ 6,476
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	5,585	6,273
CDP Financial
5.600%, 11/25/2039 (A)	3,655	5,018
Chase Capital VI
1.382%, 08/01/2028 (C)	2,435	2,130
Chubb
6.500%, 05/15/2038	1,174	1,715
Cincinnati Financial
6.920%, 05/15/2028	4,484	5,874
Citigroup
8.125%, 07/15/2039	1,131	1,786
6.875%, 02/15/2098	2,461	3,544
6.625%, 06/15/2032	2,070	2,594
5.875%, 01/30/2042	360	466
4.750%, 05/18/2046	3,360	3,567
4.600%, 03/09/2026	1,000	1,075
4.450%, 09/29/2027	1,845	1,946
4.400%, 06/10/2025	3,760	3,988
4.125%, 07/25/2028	4,530	4,610
3.400%, 05/01/2026	1,805	1,864
1.375%, 08/25/2036 (C)	850	592
Cooperatieve Rabobank UA
5.800%, 09/30/2110 (A)	5,033	6,614
Devon OEI Operating
7.500%, 09/15/2027	1,160	1,372
Discover Bank
8.700%, 11/18/2019	1,014	1,177
Discover Financial Services
3.850%, 11/21/2022	3,261	3,374
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	1,000	1,261
Farmers Exchange Capital II
6.151%, 11/01/2053 (A)(C)	7,040	7,614
FMR
5.150%, 02/01/2043 (A)	2,750	3,208
General Electric MTN
5.875%, 01/14/2038	5,734	7,847
General Electric Capital MTN
1.297%, 08/15/2036 (C)	1,250	1,063
Goldman Sachs Group
6.750%, 10/01/2037	9,500	12,116
6.250%, 02/01/2041	6,934	9,175
6.125%, 02/15/2033	6,380	8,034
5.150%, 05/22/2045	2,225	2,450
4.750%, 10/21/2045	1,985	2,271
Goldman Sachs Group MTN
4.800%, 07/08/2044	2,305	2,650
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	5,845	6,237

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hartford Financial Services Group
6.625%, 03/30/2040	$725	$ 941
HBOS MTN
6.750%, 05/21/2018 (A)	4,050	4,334
Highmark
6.125%, 05/15/2041 (A)	3,705	3,702
HSBC Bank USA
7.000%, 01/15/2039	910	1,243
HSBC Bank USA MTN
5.625%, 08/15/2035	1,100	1,318
HSBC Holdings
6.500%, 09/15/2037	4,550	5,900
5.250%, 03/14/2044	2,175	2,487
International Lease Finance
7.125%, 09/01/2018 (A)	95	105
JPMorgan Chase
6.300%, 04/23/2019	1,775	1,986
5.600%, 07/15/2041	4,985	6,467
4.950%, 06/01/2045	1,055	1,221
4.250%, 10/01/2027	920	994
3.900%, 07/15/2025	2,200	2,385
3.875%, 09/10/2024	2,000	2,113
3.200%, 06/15/2026	2,680	2,759
JPMorgan Chase Capital XIII
1.581%, 09/30/2034 (C)	3,900	3,218
JPMorgan Chase Capital XXIII
1.817%, 05/15/2047 (C)	1,907	1,483
KKR Group Finance II
5.500%, 02/01/2043 (A)	9,675	10,428
KKR Group Finance III
5.125%, 06/01/2044 (A)	1,198	1,246
Liberty Mutual Group
6.500%, 03/15/2035 (A)	265	336
6.500%, 05/01/2042 (A)	5,443	6,847
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	2,670	3,073
Marsh & McLennan
3.500%, 06/03/2024	1,635	1,715
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	1,820	2,899
MetLife
6.400%, 12/15/2036	4,686	5,262
5.875%, 02/06/2041	1,240	1,560
4.875%, 11/13/2043	3,465	3,900
4.050%, 03/01/2045	2,431	2,421
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	435	472
3.000%, 01/10/2023 (A)	640	661
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	3,520	4,598
Moody’s
5.250%, 07/15/2044	6,899	8,585

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
6.375%, 07/24/2042	$2,699	$ 3,704
6.250%, 08/09/2026	4,210	5,289
5.625%, 09/23/2019	5,775	6,422
4.300%, 01/27/2045	3,915	4,249
3.875%, 04/29/2024	1,670	1,790
3.700%, 10/23/2024	1,410	1,495
Nationwide Mutual Insurance
8.250%, 12/01/2031 (A)	1,000	1,404
4.950%, 04/22/2044 (A)	2,580	2,784
New York Life Insurance
6.750%, 11/15/2039 (A)	5,515	7,693
5.875%, 05/15/2033 (A)	3,852	4,813
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	2,216	2,888
Prudential Financial MTN
5.800%, 11/16/2041	995	1,218
5.700%, 12/14/2036	4,739	5,771
Prudential Insurance of America
8.300%, 07/01/2025 (A)	4,500	6,090
Raymond James Financial
4.950%, 07/15/2046	780	802
Santander UK Group Holdings
5.625%, 09/15/2045 (A)	1,200	1,233
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	3,225	4,453
4.900%, 09/15/2044 (A)	2,780	3,173
TIAA Asset Management Finance LLC
4.125%, 11/01/2024 (A)	1,925	2,027
UBS Group Funding Jersey
4.125%, 09/24/2025 (A)	2,460	2,592
WEA Finance LLC
4.750%, 09/17/2044 (A)	3,400	3,756
Wells Fargo
3.000%, 04/22/2026	1,295	1,329
Wells Fargo MTN
4.900%, 11/17/2045	875	999
4.650%, 11/04/2044	2,670	2,932
4.400%, 06/14/2046	2,425	2,589
4.300%, 07/22/2027	425	470
Wells Fargo Bank
6.000%, 11/15/2017	300	316
5.950%, 08/26/2036	1,000	1,286
5.850%, 02/01/2037	5,620	7,143

		374,486

Health Care — 7.0%
AbbVie
4.700%, 05/14/2045	5,880	6,547
4.500%, 05/14/2035	2,905	3,150
4.450%, 05/14/2046	1,345	1,444
4.400%, 11/06/2042	1,670	1,780
4.300%, 05/14/2036	600	634

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Actavis
4.625%, 10/01/2042	$1,790	$1,940
Actavis Funding SCS
4.750%, 03/15/2045	5,285	5,798
4.550%, 03/15/2035	2,545	2,741
3.850%, 06/15/2024	2,160	2,295
Aetna
4.750%, 03/15/2044	1,220	1,403
4.375%, 06/15/2046	1,720	1,784
4.250%, 06/15/2036	4,905	5,103
Amgen
4.950%, 10/01/2041	825	941
4.663%, 06/15/2051 (A)	500	537
4.563%, 06/15/2048 (A)	5,389	5,817
4.400%, 05/01/2045	2,150	2,311
Anthem
4.650%, 01/15/2043	1,080	1,207
4.650%, 08/15/2044	250	277
3.500%, 08/15/2024	4,360	4,595
AstraZeneca
6.450%, 09/15/2037	3,107	4,383
Baxalta
5.250%, 06/23/2045	4,440	5,216
Baylor Scott & White Holdings
4.185%, 11/15/2045	2,545	2,869
Becton Dickinson
4.875%, 05/15/2044	400	476
4.685%, 12/15/2044	1,630	1,892
3.875%, 05/15/2024	1,750	1,894
Biogen
5.200%, 09/15/2045	1,280	1,545
4.050%, 09/15/2025	735	800
Cardinal Health
4.900%, 09/15/2045	925	1,100
4.500%, 11/15/2044	1,830	2,022
Celgene
5.700%, 10/15/2040	3,574	4,395
5.000%, 08/15/2045	1,905	2,203
4.625%, 05/15/2044	3,600	3,896
Cleveland Clinic Foundation
4.858%, 01/01/2114	3,424	3,884
EMD Finance LLC
3.250%, 03/19/2025 (A)	3,690	3,793
Express Scripts Holding
4.800%, 07/15/2046	6,079	6,449
3.400%, 03/01/2027	850	860
Gilead Sciences
4.800%, 04/01/2044	2,460	2,845
4.750%, 03/01/2046	3,430	3,991
4.600%, 09/01/2035	1,845	2,079
4.500%, 02/01/2045	2,055	2,299
3.650%, 03/01/2026	2,090	2,267

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GlaxoSmithKline Capital
6.375%, 05/15/2038	$1,175	$ 1,713
Hartford HealthCare
5.746%, 04/01/2044	4,200	5,461
Humana
4.950%, 10/01/2044	3,065	3,450
4.625%, 12/01/2042	385	412
Johnson & Johnson
4.500%, 12/05/2043	759	981
Mead Johnson Nutrition
4.600%, 06/01/2044	825	907
Medtronic
4.625%, 03/15/2045	3,255	3,899
4.375%, 03/15/2035	4,807	5,511
Merck
4.150%, 05/18/2043	3,895	4,458
3.600%, 09/15/2042	1,595	1,687
Merck Sharp & Dohme MTN
5.760%, 05/03/2037	2,236	3,024
North Shore-Long Island Jewish Health Care
6.150%, 11/01/2043	320	443
4.800%, 11/01/2042	4,615	5,045
Novartis Capital
4.400%, 05/06/2044	5,815	6,972
NYU Hospitals Center
5.750%, 07/01/2043	710	941
4.428%, 07/01/2042	4,230	4,605
Pfizer
7.200%, 03/15/2039	590	905
4.400%, 05/15/2044	1,280	1,494
Providence Health & Services Obligated Group
4.379%, 10/01/2023	705	782
St. Barnabas
4.000%, 07/01/2028	4,375	4,616
Stryker
4.625%, 03/15/2046	1,885	2,149
4.100%, 04/01/2043	1,425	1,491
3.375%, 05/15/2024	1,145	1,210
Teva Pharmaceutical Finance Netherlands III
3.150%, 10/01/2026	1,830	1,843
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046	5,445	5,559
Thermo Fisher Scientific
3.150%, 01/15/2023	3,020	3,105
Toledo Hospital
4.982%, 11/15/2045	2,371	2,988
UnitedHealth Group
6.875%, 02/15/2038	2,010	2,996
6.625%, 11/15/2037	555	804
4.625%, 07/15/2035	1,265	1,501

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WellPoint
5.100%, 01/15/2044	$845	$ 993
Wyeth
6.000%, 02/15/2036	2,985	4,013
Wyeth LLC
5.950%, 04/01/2037	936	1,254
Zimmer Biomet Holdings
4.450%, 08/15/2045	1,670	1,760

		200,434

Industrials — 5.2%
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	3	3
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	1,478	1,617
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/2026	2,523	2,655
BAE Systems Holdings
4.750%, 10/07/2044 (A)	6,620	7,415
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,145	1,437
Boeing
3.375%, 06/15/2046	3,470	3,546
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	3,150	4,301
6.150%, 05/01/2037	985	1,347
5.750%, 05/01/2040	555	744
5.150%, 09/01/2043	1,365	1,725
4.900%, 04/01/2044	1,920	2,370
4.400%, 03/15/2042	3,270	3,752
4.375%, 09/01/2042	1,430	1,641
Canadian Pacific Railway
6.125%, 09/15/2115	4,880	6,085
Caterpillar
4.750%, 05/15/2064	2,765	3,218
3.803%, 08/15/2042	2,160	2,268
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	4,564	5,152
CSX
4.750%, 05/30/2042	3,410	3,938
Deere
3.900%, 06/09/2042	2,220	2,467
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	5	5
FedEx
7.600%, 07/01/2097	2,095	2,891

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.100%, 01/15/2044	$275	$ 326
4.100%, 02/01/2045	275	287
4.000%, 01/15/2024	515	571
3.900%, 02/01/2035	700	731
3.875%, 08/01/2042	2,715	2,741
Fortive
4.300%, 06/15/2046 (A)	1,595	1,778
GE Capital International Funding Unlimited
4.418%, 11/15/2035	26,166	29,929
Lockheed Martin
4.700%, 05/15/2046	1,620	1,940
4.500%, 05/15/2036	565	654
4.070%, 12/15/2042	2,243	2,429
3.600%, 03/01/2035	4,155	4,289
Norfolk Southern
6.000%, 03/15/2105	3,403	4,209
6.000%, 05/23/2111	4,332	5,371
4.800%, 08/15/2043	1,410	1,667
4.650%, 01/15/2046	1,165	1,367
4.450%, 06/15/2045	480	547
3.850%, 01/15/2024	2,115	2,314
Northrop Grumman
4.750%, 06/01/2043	4,330	5,265
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	220	251
Parker-Hannifin MTN
4.450%, 11/21/2044	1,145	1,377
Republic Services
2.900%, 07/01/2026	465	474
Siemens
4.400%, 05/27/2045 (A)	4,025	4,895
Union Pacific
4.050%, 03/01/2046	2,120	2,382
United Airlines, Pass-Through Trust, Ser 2014-2, Cl A
3.750%, 09/03/2026	3,243	3,429
United Technologies
5.700%, 04/15/2040	2,565	3,482
4.500%, 06/01/2042	3,985	4,724
US Airways, Pass-Through Trust, Ser 2011-1A, Cl A
7.125%, 10/22/2023	1,450	1,725
WW Grainger
4.600%, 06/15/2045	1,170	1,400

		149,131

Information Technology — 3.2%
Analog Devices
3.900%, 12/15/2025	1,325	1,415
Apple
4.650%, 02/23/2046	910	1,064

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 02/23/2036	$3,260	$ 3,767
4.450%, 05/06/2044	1,150	1,301
4.375%, 05/13/2045	7,500	8,413
3.850%, 08/04/2046	1,170	1,221
Cisco Systems
5.900%, 02/15/2039	2,620	3,608
Diamond 1 Finance
8.350%, 07/15/2046 (A)	1,760	2,051
Hewlett Packard Enterprise
6.350%, 10/15/2045 (A)	3,774	3,895
Intel
4.900%, 07/29/2045	5,405	6,568
4.800%, 10/01/2041	1,755	2,099
4.000%, 12/15/2032	655	729
Juniper Networks
5.950%, 03/15/2041	4,430	4,657
Microsoft
4.875%, 12/15/2043	3,822	4,680
4.750%, 11/03/2055	1,135	1,353
4.000%, 02/12/2055	5,346	5,633
3.950%, 08/08/2056	1,965	2,071
3.750%, 02/12/2045	1,000	1,043
3.700%, 08/08/2046	5,045	5,242
3.500%, 02/12/2035	1,005	1,040
3.450%, 08/08/2036	2,575	2,647
Oracle
4.500%, 07/08/2044	1,805	2,036
4.375%, 05/15/2055	4,180	4,549
4.300%, 07/08/2034	4,860	5,391
4.125%, 05/15/2045	870	929
4.000%, 07/15/2046	3,605	3,796
Qualcomm
4.650%, 05/20/2035	2,235	2,465
Visa
4.300%, 12/14/2045	3,215	3,806
4.150%, 12/14/2035	3,275	3,764

		91,233

Materials — 1.8%
Barrick North America Finance LLC
5.750%, 05/01/2043	2,550	3,002
BHP Billiton Finance USA
5.000%, 09/30/2043	2,420	2,890
Dow Chemical
4.625%, 10/01/2044	1,000	1,074
4.375%, 11/15/2042	5,845	6,046
4.250%, 10/01/2034	2,110	2,197
Eastman Chemical
4.650%, 10/15/2044	1,305	1,337
Glencore Finance Canada
6.000%, 11/15/2041 (A)	5,144	5,118

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Paper
5.150%, 05/15/2046	$1,290	$ 1,450
5.000%, 09/15/2035	1,310	1,463
LYB International Finance
4.875%, 03/15/2044	2,575	2,805
LyondellBasell Industries
4.625%, 02/26/2055	1,000	1,003
Monsanto
4.200%, 07/15/2034	745	776
3.950%, 04/15/2045	500	485
Nacional del Cobre de Chile
4.875%, 11/04/2044 (A)	2,355	2,449
4.500%, 09/16/2025 (A)	855	903
4.250%, 07/17/2042 (A)	1,845	1,751
Newcrest Finance
5.750%, 11/15/2041 (A)	2,530	2,647
Newmont Mining
6.250%, 10/01/2039	1,135	1,330
5.875%, 04/01/2035	395	443
4.875%, 03/15/2042	3,230	3,394
Rio Tinto Finance USA
4.125%, 08/21/2042	120	123
Rohm & Haas
7.850%, 07/15/2029	3,710	5,195
Southern Copper
7.500%, 07/27/2035	2,974	3,502
5.875%, 04/23/2045	1,500	1,524

		52,907

Real Estate — 1.7%
Alexandria Real Estate Equities
3.900%, 06/15/2023	3,050	3,180
ARC Properties Operating Partnership
4.600%, 02/06/2024	4,150	4,368
Boston Properties
2.750%, 10/01/2026	3,780	3,744
HCP
4.250%, 11/15/2023	4,370	4,607
3.875%, 08/15/2024	1,460	1,495
Healthcare Realty Trust
5.750%, 01/15/2021	525	592
Healthcare Trust of America Holdings
3.500%, 08/01/2026	1,740	1,760
Nationwide Health Properties MTN
6.590%, 07/07/2038	1,310	1,616
Simon Property Group
6.750%, 02/01/2040	1,634	2,447
4.750%, 03/15/2042	1,385	1,683
3.300%, 01/15/2026	1,230	1,318
SL Green Realty
7.750%, 03/15/2020	775	901
5.000%, 08/15/2018	1,000	1,045

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ventas Realty
5.700%, 09/30/2043	$5,465	$ 6,709
4.375%, 02/01/2045	3,750	3,889
Welltower
5.125%, 03/15/2043	6,564	7,374
4.250%, 04/01/2026	960	1,049
4.000%, 06/01/2025	75	80

		47,857

Telecommunication Services — 4.6%
America Movil
6.375%, 03/01/2035	480	615
4.375%, 07/16/2042	2,805	2,948
AT&T
6.500%, 09/01/2037	2,758	3,587
6.300%, 01/15/2038	1,500	1,897
6.000%, 08/15/2040	4,845	5,902
5.650%, 02/15/2047	250	301
5.550%, 08/15/2041	4,000	4,724
5.350%, 09/01/2040	4,519	5,163
4.800%, 06/15/2044	6,703	7,125
4.750%, 05/15/2046	3,602	3,850
4.500%, 05/15/2035	8,620	9,127
4.350%, 06/15/2045	8,800	8,872
British Telecommunications
9.625%, 12/15/2030	2,070	3,370
Deutsche Telekom International Finance
9.250%, 06/01/2032	670	1,108
8.750%, 06/15/2030	610	953
4.875%, 03/06/2042 (A)	1,255	1,489
Koninklijke
8.375%, 10/01/2030	1,620	2,256
Rogers Communications
5.000%, 03/15/2044	2,845	3,402
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	6,578	6,276
Verizon Communications
6.400%, 09/15/2033	86	112
6.250%, 04/01/2037	760	976
6.000%, 04/01/2041	1,500	1,904
5.850%, 09/15/2035	69	86
5.050%, 03/15/2034	4,175	4,761
5.012%, 08/21/2054	7,888	8,694
4.862%, 08/21/2046	7,128	7,886
4.750%, 11/01/2041	825	884
4.672%, 03/15/2055	11,780	12,251
4.522%, 09/15/2048	10,133	10,697
4.400%, 11/01/2034	3,000	3,190
4.272%, 01/15/2036	4,385	4,623
3.850%, 11/01/2042	3,450	3,338

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vodafone Group
4.375%, 02/19/2043	$1,520	$ 1,560

		133,927

Utilities — 9.8%
AEP Texas Central
3.850%, 10/01/2025 (A)	1,000	1,071
Appalachian Power
4.450%, 06/01/2045	560	620
Baltimore Gas & Electric
5.200%, 06/15/2033	3,178	3,772
Berkshire Hathaway Energy
6.500%, 09/15/2037	1,715	2,383
6.125%, 04/01/2036	6,910	9,290
5.150%, 11/15/2043	2,250	2,768
Black Hills
4.200%, 09/15/2046	500	515
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.850%, 06/01/2034	1,279	1,133
CenterPoint Energy Resources
6.250%, 02/01/2037	2,991	3,581
Commonwealth Edison
3.700%, 03/01/2045	3,149	3,323
Consolidated Edison of New York
6.750%, 04/01/2038	1,725	2,532
6.300%, 08/15/2037	1,440	1,985
4.450%, 03/15/2044	2,000	2,338
Dominion Resources
5.250%, 08/01/2033	3,830	4,394
4.900%, 08/01/2041	2,715	3,116
Duke Energy
3.750%, 04/15/2024	535	582
3.050%, 08/15/2022	1,420	1,487
Duke Energy Carolinas
6.100%, 06/01/2037	3,090	4,143
4.000%, 09/30/2042	1,890	2,073
Duke Energy Carolinas LLC
5.300%, 02/15/2040	7,420	9,562
4.250%, 12/15/2041	1,500	1,710
3.875%, 03/15/2046	1,000	1,086
Duke Energy Florida
6.400%, 06/15/2038	450	643
6.350%, 09/15/2037	900	1,280
Duke Energy Indiana LLC
6.350%, 08/15/2038	800	1,135
4.900%, 07/15/2043	1,395	1,692
Duke Energy Progress LLC
4.375%, 03/30/2044	3,320	3,847
Duquesne Light Holdings
6.250%, 08/15/2035	3,125	3,542
5.900%, 12/01/2021 (A)	750	847

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Electricite de France
6.000%, 01/22/2114 (A)	$5,165	$ 5,647
4.950%, 10/13/2045 (A)	3,095	3,547
4.750%, 10/13/2035 (A)	1,385	1,545
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,518
Entergy Louisiana
4.440%, 01/15/2026	2,990	3,392
Eversource Energy
2.800%, 05/01/2023	2,120	2,174
Exelon
5.625%, 06/15/2035	1,250	1,524
4.950%, 06/15/2035	2,800	3,237
Exelon Generation LLC
5.750%, 10/01/2041	4,531	4,940
5.600%, 06/15/2042	4,070	4,352
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	2,670	3,030
Florida Power & Light
5.960%, 04/01/2039	2,920	4,081
5.690%, 03/01/2040	4,600	6,326
5.650%, 02/01/2037	2,500	3,330
5.400%, 09/01/2035	3,200	4,110
Georgia Power
5.950%, 02/01/2039	3,850	5,110
5.400%, 06/01/2040	5,780	7,252
4.300%, 03/15/2042	1,660	1,854
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,291	1,682
4.875%, 11/01/2041 (A)	1,860	2,155
4.700%, 09/01/2045 (A)	3,230	3,750
4.500%, 06/01/2044 (A)	2,375	2,666
ITC Holdings
5.300%, 07/01/2043	1,970	2,370
3.250%, 06/30/2026	1,000	1,026
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,746
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	3,220
Kentucky Utilities
5.125%, 11/01/2040	1,835	2,306
KeySpan Gas East
5.819%, 04/01/2041 (A)	7,485	9,729
Metropolitan Edison
7.700%, 01/15/2019	350	395
MidAmerican Energy MTN
5.800%, 10/15/2036	765	1,027
MidAmerican Energy
6.750%, 12/30/2031	720	1,015
4.800%, 09/15/2043	1,725	2,143
4.400%, 10/15/2044	1,450	1,714

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MidAmerican Funding
6.927%, 03/01/2029	$170	$ 240
Monongahela Power
5.400%, 12/15/2043 (A)	740	958
4.100%, 04/15/2024 (A)	2,890	3,183
Narragansett Electric
4.170%, 12/10/2042 (A)	1,990	2,176
NextEra Energy Capital Holdings
6.000%, 03/01/2019	2,470	2,719
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	2,145
2.721%, 11/28/2022 (A)	700	713
NiSource Finance
5.950%, 06/15/2041	545	694
Northern States Power
6.250%, 06/01/2036	1,813	2,545
5.350%, 11/01/2039	2,695	3,544
3.400%, 08/15/2042	920	944
NSTAR Electric
4.400%, 03/01/2044	655	757
Oncor Electric Delivery
7.500%, 09/01/2038	600	937
Oncor Electric Delivery LLC
5.300%, 06/01/2042	6,645	8,608
Pacific Gas & Electric
6.350%, 02/15/2038	1,000	1,403
6.250%, 03/01/2039	1,910	2,651
6.050%, 03/01/2034	4,540	6,118
4.600%, 06/15/2043	1,770	2,088
4.500%, 12/15/2041	1,660	1,921
PacifiCorp
6.000%, 01/15/2039	1,010	1,391
5.750%, 04/01/2037	2,972	3,947
Pennsylvania Electric
6.150%, 10/01/2038	2,690	3,152
Public Service Electric & Gas MTN
4.000%, 06/01/2044	1,000	1,128
Public Service of Colorado
6.500%, 08/01/2038	725	1,063
6.250%, 09/01/2037	1,500	2,132
4.300%, 03/15/2044	1,825	2,129
Sempra Energy
6.000%, 10/15/2039	3,565	4,636
Southaven Combined Cycle Generation
3.846%, 08/15/2033	2,173	2,397
Southern California Edison
6.050%, 03/15/2039	4,355	6,088
4.500%, 09/01/2040	2,295	2,718
Southern California Gas
3.750%, 09/15/2042	1,180	1,274
Southern Gas Capital
5.875%, 03/15/2041	2,593	3,278
4.400%, 06/01/2043	1,000	1,076

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southwestern Electric Power
6.200%, 03/15/2040	$3,335	$ 4,268
3.900%, 04/01/2045	2,000	2,031
Tucson Electric Power
5.000%, 03/15/2044	5,025	5,758
Union Electric
8.450%, 03/15/2039	2,010	3,423
Virginia Electric & Power
4.450%, 02/15/2044	2,500	2,926
3.450%, 02/15/2024	530	577

		281,099

Total Corporate Obligations (Cost $1,682,876) ($ Thousands)		1,902,324

U.S. TREASURY OBLIGATIONS — 20.4%
U.S. Treasury Bills
0.446%, 02/23/2017 (B)	7,175	7,159
0.351%, 01/12/2017 (B)	4,285	4,279
0.256%, 09/15/2016 (D)(E)	8,420	8,419
0.230%, 09/29/2016 (D)(E)	115	115
U.S. Treasury Bonds
4.500%, 02/15/2036	13,210	18,885
4.250%, 05/15/2039	3,610	5,037
3.875%, 08/15/2040	4,075	5,419
3.750%, 08/15/2041	10,845	14,208
3.750%, 11/15/2043	16,080	21,355
3.625%, 08/15/2043	14,522	18,863
3.625%, 02/15/2044	9,821	12,761
3.125%, 11/15/2041	13,150	15,616
3.125%, 02/15/2043	26,570	31,586
3.000%, 05/15/2045	86,335	100,513
3.000%, 11/15/2045	49,375	57,539
2.875%, 08/15/2045	44,045	50,091
2.750%, 08/15/2042	5,780	6,429
2.500%, 02/15/2045	32,126	33,928
2.500%, 02/15/2046	21,480	22,696
2.500%, 05/15/2046	68,790	72,807
2.250%, 08/15/2046	11,730	11,775
U.S. Treasury Inflation Indexed Bonds
1.375%, 02/15/2044	1,215	1,451
0.750%, 02/15/2045	8,839	9,188
U.S. Treasury Notes
2.125%, 05/15/2025	9,066	9,495
1.625%, 02/15/2026	9,547	9,586
1.500%, 08/15/2026	2,290	2,275
U.S. Treasury STRIPS
2.775%, 05/15/2039 (B)	43,500	26,733
2.775%, 08/15/2045 (B)	6,740	3,442
2.081%, 05/15/2045 (B)	8,185	4,207

Total U.S. Treasury Obligations (Cost $522,402) ($ Thousands)		585,857

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 5.6%
California — 2.4%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	$1,200	$ 1,852
California State, Build America Project, GO
7.550%, 04/01/2039	295	478
7.500%, 04/01/2034	5,300	8,177
City of Sacramento, Municipal Utility District, Build America Project, RB
6.156%, 05/15/2036	100	134
City of San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,705	5,006
Los Angeles Unified School District, Build America Project, GO
5.750%, 07/01/2034	1,875	2,529
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	990	1,611
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	2,965	4,314
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	600	935
6.008%, 07/01/2039	5,000	6,809
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	2,360	3,464
Regents of the University of California Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	1,480	2,202
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,175	1,704
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	1,580	2,034
State of California, Build America Project, GO
7.625%, 03/01/2040	1,540	2,488
7.350%, 11/01/2039	4,830	7,499
7.300%, 10/01/2039	1,000	1,545
University of California, Ser AD, RB
4.858%, 05/15/2112	11,775	13,553

		66,334

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, RB
4.814%, 10/01/2114	$2,005	$ 2,421

Florida — 0.2%
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,921

Georgia — 0.2%
Municipal Electric Authority of Georgia, Build America Project, RB
6.637%, 04/01/2057	3,511	4,798

Illinois — 0.4%
Illinois State, GO
5.100%, 06/01/2033	8,180	7,974
Illinois, Finance Authority, RB Callable 06/01/2022 @ 100
4.000%, 06/01/2047	1,260	1,331
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	2,630	3,441

		12,746

Indiana — 0.1%
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	1,860	2,646

Massachusetts — 0.2%
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	1,210	1,490
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	1,080	1,510

		3,000

Michigan — 0.1%
Michigan State University, Build America Project, Ser B, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	2,000	2,564

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB
3.086%, 09/15/2051	1,315	1,335

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	$600	$ 809

		2,144

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	96
7.102%, 01/01/2041	1,300	2,010

		2,106

New York — 1.4%
City of New York, Build America Project, GO
5.517%, 10/01/2037	1,000	1,330
City of New York, Build America Project, GO Callable 10/01/2020 @ 100
5.817%, 10/01/2031	2,950	3,412
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	2,360	3,305
New York City, Municipal Water Finance Authority, Build America Project, RB Callable 06/15/2020 @ 100
6.491%, 06/15/2042	6,630	7,681
New York City, Municipal Water Finance Authority, RB Callable 12/15/2020 @ 100
5.375%, 06/15/2043	600	707
New York City, Municipal Water Finance Authority, Sub-Ser GG, RB Callable 06/15/2021 @ 100
5.000%, 06/15/2043	710	827
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	2,195	2,929
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	3,295	4,188
5.289%, 03/15/2033	1,550	1,971
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	725	925
4.458%, 10/01/2062	1,450	1,714
Port Authority of New York & New Jersey, Ser 192, RB
4.810%, 10/15/2065	2,460	3,056
State of New York, Build America Project, RB
5.770%, 03/15/2039	8,820	11,441

		43,486

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio — 0.1%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	$2,940	$ 3,889
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	133

		4,022

Pennsylvania — 0.1%
Commonwealth of Pennsylvania, Build America Project, Ser B, GO
5.450%, 02/15/2030	1,915	2,359

Texas — 0.2%
Dallas, Convention Center Hotel Development, Build America Project, RB
7.088%, 01/01/2042	600	870
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	930	1,231
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	690	1,086
Texas Transportation Commission State Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/2030	2,725	3,492
University of Texas Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	1,505	2,053

		8,732

Total Municipal Bonds (Cost $135,927) ($ Thousands)		162,279

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.1%
FHLB
5.625%, 06/11/2021	960	1,151
FHLB DN
0.451%, 10/03/2016 (B)	7,605	7,603
FHLMC
6.750%, 03/15/2031	7,545	11,751
6.250%, 07/15/2032	6,735	10,282
FHLMC DN
0.416%, 10/20/2016 (B)	11,290	11,285
FNMA
2.625%, 09/06/2024	12,405	13,279
FNMA, PO MTN
0.000%, 05/15/2030 (B)	8,380	5,931
Residual Funding STRIPS
3.490%, 04/15/2030 (B)	17,770	12,760

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority
5.500%, 06/15/2038	$305	$ 436
5.375%, 04/01/2056	12,593	18,146
5.250%, 09/15/2039	7,900	11,139
4.875%, 01/15/2048	635	842
4.625%, 09/15/2060	7,645	9,806
4.250%, 09/15/2065	2,380	2,892
Tennessee Valley Authority STRIPS, PO
0.000%, 01/15/2038 (B)	3,700	1,844

Total U.S. Government Agency Obligations (Cost $107,975) ($ Thousands)		119,147

MORTGAGE-BACKED SECURITIES — 1.5%

Agency Mortgage-Backed Obligations — 1.4%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	210	234
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	749	849
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	6,291	7,115
FHLMC CMO, Ser 2013-4150, Cl JZ
3.000%, 01/15/2043	3,117	3,125
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	4,380	4,603
FNMA
3.841%, 09/01/2020	3,627	3,920
3.762%, 12/01/2020	3,471	3,748
3.665%, 10/01/2020	3,309	3,561
3.583%, 09/01/2020	1,808	1,939
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	1,014	1,258
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	559	662
FNMA CMO, Ser 2007-68, Cl SC, IO
6.212%, 07/25/2037 (C)	51	10
GNMA ARM
1.750%, 06/20/2032 (C)	74	77
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	64	66
GNMA CMO, Ser 2009-8, Cl PS, IO
5.818%, 08/16/2038 (C)	124	16
GNMA CMO, Ser 2010-4, Cl NS, IO
5.908%, 01/16/2040 (C)	146	26
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (B)	10,425	9,326

		40,535

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)

Non-Agency Mortgage-Backed Obligations — 0.1%
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.693%, 03/19/2045 (C)	$140	$ 124
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
1.283%, 11/19/2034 (C)	213	189
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.793%, 08/19/2045 (C)	279	258
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
1.304%, 12/25/2034 (C)	111	92
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
1.324%, 08/25/2034 (C)	48	40
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
3.131%, 10/25/2034 (C)	56	53
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.348%, 09/25/2034 (C)	23	21
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.834%, 10/25/2036 (C)	14	10
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	21	22
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	24	25
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.912%, 12/25/2034 (C)	47	47
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.818%, 01/25/2045 (C)	137	127
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.872%, 04/25/2036 (C)	110	108

		1,116

Total Mortgage-Backed Securities (Cost $33,990) ($ Thousands)		41,651

SOVEREIGN DEBT — 0.5%
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,987
Mexico Government International Bond
4.350%, 01/15/2047	2,650	2,733

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Republic of Colombia
5.625%, 02/26/2044	$1,215	$ 1,402
Republic of Uruguay
5.100%, 06/18/2050	2,095	2,210
United Mexican States MTN
6.050%, 01/11/2040	236	305
5.750%, 10/12/2110	504	575
5.550%, 01/21/2045	1,670	2,058
4.750%, 03/08/2044	780	859
4.600%, 01/23/2046	135	146
4.000%, 10/02/2023	1,288	1,399

Total Sovereign Debt (Cost $12,251) ($ Thousands)		13,674

ASSET-BACKED SECURITIES — 0.3%

Mortgage Related Securities — 0.0%

Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (C)	43	45

Other Asset-Backed Securities — 0.3%

321 Henderson Receivables, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	1,346	1,415
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.743%, 03/25/2037	180	186
Education Loan Asset-Backed Trust I, Ser 2013-1, Cl A2
1.288%, 04/26/2032 (A)(C)	2,765	2,616
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
1.338%, 07/27/2037 (A)(C)	2,745	2,551
SLM Student Loan Trust, Ser 2011-1, Cl A2
1.638%, 10/25/2034 (C)	2,620	2,558

		9,326

Total Asset-Backed Securities (Cost $9,657) ($ Thousands)		9,371

	Shares

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **†	34,758,279	34,758

Total Cash Equivalent (Cost $34,758) ($ Thousands)		34,758

Total Investments — 99.7% (Cost $2,539,836) ($ Thousands)		$ 2,869,061

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Fund (Continued)

The open futures contracts held by the Fund at August 31, 2016, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

U.S. 10-Year Treasury Note	(189)	Dec-2016	$47
U.S. 2-Year Treasury Note	45	Jan-2017	(5)
U.S. 5-Year Treasury Note	111	Jan-2017	(12)
U.S. Long Treasury Bond	(434)	Dec-2016	182
U.S. Ultra Long Treasury Bond	932	Dec-2016	1,068
Ultra 10-Year U.S. Treasury Bond	(60)	Dec-2016	(19)

			$1,261

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open OTC swap agreements held by the Fund at August 31, 2016, is as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Citigroup	2.71%	3 Month USD - LIBOR	8/15/42	$5,255	$(1,214)

A list of the open centrally cleared agreements held by the Fund at August 31, 2016, is as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Citigroup	3.68%	3 Month USD - LIBOR	11/15/43	$3,570	$(1,615)

For the period ended August 31, 2016, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,878,394 ($ Thousands).

**	Rate shown is the 7-day effective yield as of August 31, 2016.
†	Investment in Affiliated Security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2016, the value of these securities amounted to $279,496 ($ Thousands), 9.7% representing of the net assets of the Fund.
(B)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.
(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2016.
(D)	The rate reported is the effective yield at time of purchase.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

DN — Discount Note

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Fund (Concluded)

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$–	$1,902,324	$–	$1,902,324
U.S. Treasury Obligations	–	585,857	–	585,857
Municipal Bonds	–	162,279	–	162,279
U.S. Government Agency Obligations	–	119,147	–	119,147
Mortgage-Backed Securities	–	41,651	–	41,651
Sovereign Debt	–	13,674	–	13,674
Asset-Backed Securities	–	9,371	–	9,371
Cash Equivalent	34,758	–	–	34,758

Total Investments in Securities	$34,758	$2,834,303	$–	$2,869,061

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$1,297	$—	$—	$1,297
Unrealized Depreciation	(36)	—	—	(36)
OTC Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(1,214)	—	(1,214)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(1,615)	—	(1,615)

Total Other Financial Instruments	$1,261	$(2,829)	$—	$(1,568)

* Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of transactions with affiliates for the period ended August 31, 2016 ($ Thousands).

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Value 8/31/2016	Dividend Income

SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 37,360	$ 56,059	$ (93,419)	$ —	$ 7
SEI Daily Income Trust, Government Fund, Class A	—	146,420	(111,662)	34,758	10

Totals	$ 37,360	$ 202,479	$ (205,081)	$ 34,758	$ 17

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 85.7%

Consumer Discretionary — 6.5%
21st Century Fox America
7.125%, 04/08/2028	$400	$ 537
6.900%, 08/15/2039	1,500	2,036
6.750%, 01/09/2038	3,385	4,339
6.650%, 11/15/2037	2,280	3,055
6.200%, 12/15/2034	2,114	2,691
CBS
5.900%, 10/15/2040	40	49
Charter Communications Operating LLC
6.834%, 10/23/2055 (A)	2,494	3,106
6.484%, 10/23/2045 (A)	435	535
6.384%, 10/23/2035 (A)	380	454
Comcast
6.950%, 08/15/2037	9,029	13,309
6.550%, 07/01/2039	295	425
6.450%, 03/15/2037	4,030	5,658
6.400%, 05/15/2038	16,091	22,626
5.650%, 06/15/2035	4,455	5,832
4.750%, 03/01/2044	2,000	2,395
4.650%, 07/15/2042	3,580	4,199
4.600%, 08/15/2045	8,600	10,107
4.500%, 01/15/2043	3,700	4,257
4.250%, 01/15/2033	6,375	7,162
4.200%, 08/15/2034	18,015	20,150
Cox Communications
8.375%, 03/01/2039 (A)	2,528	3,244
Cox Enterprises
7.375%, 07/15/2027 (A)	500	613
Darden Restaurants
6.800%, 10/15/2037	2,005	2,396
Discovery Communications LLC
4.875%, 04/01/2043	460	435
Ford Holdings
9.300%, 03/01/2030	2,279	3,297
General Motors
5.200%, 04/01/2045	3,025	3,221
Grupo Televisa
6.625%, 01/15/2040	20	24
Home Depot
5.950%, 04/01/2041	690	955
4.875%, 02/15/2044	855	1,063
4.400%, 03/15/2045	7,390	8,723
4.250%, 04/01/2046	1,035	1,203
4.200%, 04/01/2043	4,575	5,192
3.750%, 02/15/2024	4,660	5,191
3.350%, 09/15/2025	2,200	2,412
Johnson Controls
5.700%, 03/01/2041	55	67
4.950%, 07/02/2064	695	740
Kohl’s
5.550%, 07/17/2045	1,669	1,658

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lowe’s MTN
7.110%, 05/15/2037	$3,092	$ 4,442
Lowe’s
6.650%, 09/15/2037	2,360	3,424
5.800%, 10/15/2036	1,260	1,663
5.125%, 11/15/2041	2,525	3,175
5.000%, 09/15/2043	1,050	1,293
4.375%, 09/15/2045	2,490	2,859
4.250%, 09/15/2044	3,750	4,236
NBCUniversal Media LLC
5.950%, 04/01/2041	1,950	2,666
4.450%, 01/15/2043	1,750	1,999
4.375%, 04/01/2021	65	73
2.875%, 01/15/2023	225	236
Newell Brands
5.375%, 04/01/2036	1,990	2,377
NIKE
3.625%, 05/01/2043	1,560	1,676
QVC
5.950%, 03/15/2043	2,590	2,522
5.450%, 08/15/2034	760	720
Target
6.650%, 08/01/2028	355	466
6.500%, 10/15/2037	2,601	3,796
4.000%, 07/01/2042	5,930	6,570
Thomson Reuters
4.500%, 05/23/2043	290	310
Time Warner
7.700%, 05/01/2032	2,332	3,334
7.625%, 04/15/2031	2,100	2,958
6.500%, 11/15/2036	1,450	1,885
6.200%, 03/15/2040	260	336
6.100%, 07/15/2040	1,480	1,904
5.375%, 10/15/2041	2,580	3,121
Time Warner Cable
6.550%, 05/01/2037	10	12
5.875%, 11/15/2040	150	167
Time Warner Entertainment
8.375%, 07/15/2033	1,040	1,422
University of Southern California
3.028%, 10/01/2039	1,100	1,105
Viacom
4.875%, 06/15/2043	190	178
4.850%, 12/15/2034	300	303
4.500%, 02/27/2042	615	565
Walt Disney MTN
4.125%, 06/01/2044	4,440	5,096
1.850%, 07/30/2026	1,595	1,536
Walt Disney
4.125%, 12/01/2041	40	46

		221,827

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Staples — 9.0%
Altria Group
10.200%, 02/06/2039	$2,236	$ 4,166
9.950%, 11/10/2038	1,615	2,939
4.250%, 08/09/2042	420	470
Anheuser-Busch
6.450%, 09/01/2037	975	1,338
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	53,838	65,301
4.700%, 02/01/2036	35,756	41,493
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,245	2,032
8.000%, 11/15/2039	300	485
6.375%, 01/15/2040	210	288
3.750%, 07/15/2042	1,575	1,610
Bowdoin College
4.693%, 07/01/2112	4,071	4,213
Brown-Forman
4.500%, 07/15/2045	1,675	1,963
California Institute of Technology
4.700%, 11/01/2111	1,000	1,124
Coca-Cola
2.250%, 09/01/2026	6,520	6,522
Coca-Cola Femsa
5.250%, 11/26/2043	3,070	3,785
CVS Health
5.125%, 07/20/2045	1,000	1,247
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	2,946	3,951
Diageo Capital
5.875%, 09/30/2036	485	658
3.875%, 04/29/2043	4,560	4,925
Hamilton College
4.750%, 07/01/2113	3,516	3,529
Hershey
3.375%, 08/15/2046	4,715	4,782
Kimberly-Clark
5.300%, 03/01/2041	555	747
Kraft Heinz Foods
6.750%, 03/15/2032	415	547
5.000%, 06/04/2042	1,690	1,949
4.375%, 06/01/2046	1,060	1,147
Land O’ Lakes
6.000%, 11/15/2022 (A)	1,325	1,438
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,400	4,900
3.959%, 07/01/2038	1,927	2,239
New York and Presbyterian Hospital
4.763%, 08/01/2116	4,171	4,471
4.063%, 08/01/2056	2,200	2,418
Northwestern University
3.688%, 12/01/2038	1,570	1,739

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pepsi Bottling Group
7.000%, 03/01/2029	$1,320	$ 1,900
PepsiCo
4.600%, 07/17/2045	4,280	5,217
4.250%, 10/22/2044	1,000	1,152
3.600%, 03/01/2024	3,445	3,784
3.000%, 08/25/2021	16	17
Pernod Ricard
5.500%, 01/15/2042 (A)	150	185
Philip Morris International
6.375%, 05/16/2038	420	591
4.875%, 11/15/2043	765	936
4.500%, 03/20/2042	8,840	10,167
4.375%, 11/15/2041	1,750	1,986
4.125%, 03/04/2043	7,895	8,618
3.875%, 08/21/2042	2,795	2,940
President and Fellows of Harvard College
6.500%, 01/15/2039 (A)	1,700	2,714
3.619%, 10/01/2037	400	443
Princeton University
5.700%, 03/01/2039	1,399	2,050
Procter & Gamble
5.550%, 03/05/2037	1,040	1,481
Reynolds American
7.250%, 06/15/2037	325	450
6.150%, 09/15/2043	20	27
SABMiller Holdings
4.950%, 01/15/2042 (A)	4,120	4,839
Tufts University
5.017%, 04/15/2112	3,212	3,944
University of Chicago
4.411%, 10/01/2044	715	837
Walgreen
4.400%, 09/15/2042	30	32
Walgreens Boots Alliance
4.800%, 11/18/2044	1,190	1,336
4.650%, 06/01/2046	945	1,044
Wal-Mart Stores
6.500%, 08/15/2037	8,094	12,000
6.200%, 04/15/2038	6,200	8,944
5.625%, 04/01/2040	5,750	7,845
5.625%, 04/15/2041	1,800	2,455
5.000%, 10/25/2040	18,725	23,921
4.750%, 10/02/2043	7,200	9,050
4.300%, 04/22/2044	3,945	4,716
4.000%, 04/11/2043	7,960	9,055
Wesleyan University
4.781%, 07/01/2116	3,550	3,906

		316,998

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Energy — 6.5%
Anadarko Petroleum
6.450%, 09/15/2036	$3,840	$ 4,433
6.200%, 03/15/2040	263	294
4.929%, 10/10/2036 (B)	15,000	5,770
Apache
6.900%, 09/15/2018	10	11
BG Energy Capital
5.125%, 10/15/2041 (A)	5,840	6,859
BP Capital Markets
3.994%, 09/26/2023	2,035	2,241
3.535%, 11/04/2024	4,390	4,690
Buckeye Partners
5.850%, 11/15/2043	70	73
Canadian Oil Sands
6.000%, 04/01/2042 (A)	2,375	2,508
Cenovus Energy
5.200%, 09/15/2043	1,145	1,007
Chevron
2.954%, 05/16/2026	2,430	2,534
Conoco Funding
6.950%, 04/15/2029	3,188	4,059
ConocoPhillips
6.500%, 02/01/2039	12,862	16,897
5.950%, 03/15/2046	495	631
5.900%, 05/15/2038	2,400	2,935
4.300%, 11/15/2044	9,120	9,346
ConocoPhillips Canada Funding I
5.950%, 10/15/2036	1,040	1,257
Devon Energy
5.600%, 07/15/2041	900	900
Devon Financing
7.875%, 09/30/2031	2,825	3,466
Energy Transfer Partners
8.250%, 11/15/2029	750	932
6.050%, 06/01/2041	1,010	1,043
4.900%, 03/15/2035	660	636
Eni
5.700%, 10/01/2040 (A)	2,620	2,787
EnLink Midstream Partners
5.600%, 04/01/2044	1,000	927
Enterprise Products Operating LLC
6.450%, 09/01/2040	705	868
5.950%, 02/01/2041	1,970	2,344
5.750%, 03/01/2035	185	209
5.700%, 02/15/2042	3,102	3,592
Exxon Mobil
4.114%, 03/01/2046	7,780	8,922
3.567%, 03/06/2045	12,045	12,782
Kinder Morgan
5.550%, 06/01/2045	1,815	1,873

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Marathon Petroleum
6.500%, 03/01/2041	$1,310	$ 1,472
5.000%, 09/15/2054	1,030	931
4.750%, 09/15/2044	2,220	2,038
Motiva Enterprises
6.850%, 01/15/2040 (A)	5,710	7,389
Noble Energy
6.000%, 03/01/2041	360	392
5.250%, 11/15/2043	400	404
Occidental Petroleum
4.625%, 06/15/2045	130	149
4.400%, 04/15/2046	3,060	3,397
Petro-Canada
6.800%, 05/15/2038	2,140	2,865
Petroleos Mexicanos MTN
5.625%, 01/23/2046	656	634
Phillips 66
4.650%, 11/15/2034	2,642	2,887
Schlumberger Holdings
4.000%, 12/21/2025 (A)	3,000	3,276
Shell International Finance
6.375%, 12/15/2038	6,636	9,130
5.500%, 03/25/2040	2,500	3,122
4.550%, 08/12/2043	6,145	6,918
4.375%, 05/11/2045	5,450	6,031
4.125%, 05/11/2035	4,631	5,076
4.000%, 05/10/2046	7,760	8,132
Southern Natural Gas
7.350%, 02/15/2031	2,215	2,627
Spectra Energy Capital
6.750%, 02/15/2032	800	906
Spectra Energy Partners
5.950%, 09/25/2043	160	194
4.500%, 03/15/2045	500	511
Statoil
6.500%, 12/01/2028 (A)	2,325	3,052
5.250%, 04/15/2019	50	55
5.100%, 08/17/2040	1,415	1,710
4.800%, 11/08/2043	1,534	1,851
3.950%, 05/15/2043	1,430	1,518
Suncor Energy
6.500%, 06/15/2038	640	840
5.950%, 12/01/2034	2,205	2,651
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	2,447	2,529
5.300%, 04/01/2044	1,309	1,328
TC PipeLines
4.375%, 03/13/2025	1,300	1,310
Tengizchevroil Finance International
4.000%, 08/15/2026 (A)	1,165	1,161
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,775	3,489

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TransCanada PipeLines
7.250%, 08/15/2038	$1,765	$ 2,482
6.100%, 06/01/2040	1,660	2,126
5.000%, 10/16/2043	1,275	1,478
4.625%, 03/01/2034	12,148	13,224
Valero Energy
10.500%, 03/15/2039	2,476	3,842
Williams Partners
6.300%, 04/15/2040	50	55
5.800%, 11/15/2043	1,435	1,515
5.400%, 03/04/2044	1,600	1,611

		223,134

Financials — 18.4%
Aflac
6.900%, 12/17/2039	6,185	8,861
AIA Group MTN
4.875%, 03/11/2044 (A)	2,572	3,087
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	5,570	7,404
American Express
4.050%, 12/03/2042	750	799
American International Group
4.700%, 07/10/2035	1,100	1,187
Apollo Management Holdings
4.000%, 05/30/2024 (A)	725	749
Assurant
6.750%, 02/15/2034	49	62
Bank of America
7.750%, 05/14/2038	1,275	1,882
6.500%, 07/15/2018	265	289
6.110%, 01/29/2037	4,195	5,221
6.000%, 10/15/2036	2,590	3,401
Bank of America MTN
5.875%, 02/07/2042	4,200	5,546
5.000%, 01/21/2044	4,455	5,341
4.875%, 04/01/2044	1,675	1,968
4.450%, 03/03/2026	1,520	1,637
4.100%, 07/24/2023	340	369
3.950%, 04/21/2025	300	312
3.500%, 04/19/2026	1,285	1,342
3.300%, 01/11/2023	710	738
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	55
Bank One Capital III
8.750%, 09/01/2030	620	894
Berkshire Hathaway
4.500%, 02/11/2043	8,988	10,641
3.400%, 01/31/2022	56	60
Berkshire Hathaway Finance
5.750%, 01/15/2040	2,080	2,830
4.400%, 05/15/2042	2,250	2,611

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 05/15/2043	$2,390	$ 2,744
Blackstone Holdings Finance
5.000%, 06/15/2044 (A)	5,935	6,709
4.450%, 07/15/2045 (A)	700	729
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	4,839	6,215
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	7,021	7,886
CDP Financial
5.600%, 11/25/2039 (A)	8,215	11,279
Chubb
6.500%, 05/15/2038	2,485	3,631
Chubb INA Holdings
6.700%, 05/15/2036	4,870	7,047
4.350%, 11/03/2045	5,000	5,909
Cincinnati Financial
6.920%, 05/15/2028	2,063	2,703
6.125%, 11/01/2034	3,553	4,346
Citigroup
8.125%, 07/15/2039	1,673	2,642
6.875%, 02/15/2098	2,435	3,506
6.675%, 09/13/2043	2,601	3,504
6.125%, 08/25/2036	185	228
4.750%, 05/18/2046	1,575	1,672
4.650%, 07/30/2045	2,910	3,319
4.450%, 09/29/2027	8,595	9,067
4.400%, 06/10/2025	500	530
Citigroup Capital III
7.625%, 12/01/2036	895	1,151
CME Group
5.300%, 09/15/2043	5,030	6,709
Cooperatieve Rabobank UA
11.000%, 12/31/2049 (A)(C)	700	854
5.800%, 09/30/2110 (A)	5,720	7,516
5.250%, 08/04/2045	3,795	4,415
4.625%, 12/01/2023	1,670	1,811
4.375%, 08/04/2025	1,200	1,274
Cooperatieve Rabobank UA MTN
5.250%, 05/24/2041	115	149
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026 (A)	1,140	1,205
Daimler Finance North America LLC
1.375%, 08/01/2017 (A)	9,450	9,471
DaimlerChrysler
8.500%, 01/18/2031	150	250
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	1,008
Farmers Exchange Capital II
6.151%, 11/01/2053 (A)(C)	5,720	6,187
Farmers Exchange Capital III
5.454%, 10/15/2054 (A)(C)	1,000	1,025

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
First Union Capital II
7.950%, 11/15/2029	$355	$ 463
FMR
5.150%, 02/01/2043 (A)	260	303
4.950%, 02/01/2033 (A)	250	280
General Electric MTN
6.875%, 01/10/2039	3,300	5,032
6.750%, 03/15/2032	106	152
6.150%, 08/07/2037	81	114
5.875%, 01/14/2038	9,550	13,069
Goldman Sachs Group
6.750%, 10/01/2037	9,385	11,969
6.345%, 02/15/2034	2,095	2,543
6.250%, 02/01/2041	7,564	10,009
6.125%, 02/15/2033	16,195	20,393
5.750%, 10/01/2016	345	346
4.750%, 10/21/2045	4,660	5,332
3.750%, 05/22/2025	2,250	2,381
3.625%, 01/22/2023	215	228
Goldman Sachs Group MTN
5.375%, 03/15/2020	175	195
4.800%, 07/08/2044	3,850	4,427
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	7,070	7,545
Hartford Financial Services Group
6.625%, 03/30/2040	1,794	2,329
Highmark
6.125%, 05/15/2041 (A)	1,560	1,559
4.750%, 05/15/2021 (A)	1,330	1,370
HSBC Bank USA
7.650%, 05/01/2025	2,115	2,683
7.000%, 01/15/2039	2,840	3,879
5.875%, 11/01/2034	7,915	9,790
HSBC Holdings
6.800%, 06/01/2038	2,240	2,987
6.500%, 09/15/2037	7,640	9,906
6.100%, 01/14/2042	965	1,311
5.250%, 03/14/2044	11,305	12,927
3.900%, 05/25/2026	720	752
Intercontinental Exchange
3.750%, 12/01/2025	2,460	2,693
Jackson National Life Global Funding
3.050%, 04/29/2026 (A)	2,100	2,137
JPMorgan Chase
6.400%, 05/15/2038	10,223	14,280
5.600%, 07/15/2041	6,880	8,926
5.500%, 10/15/2040	9,100	11,712
5.400%, 01/06/2042	9,160	11,630
4.950%, 06/01/2045	3,490	4,038
4.250%, 10/15/2020	300	327
3.900%, 07/15/2025	500	542
3.875%, 09/10/2024	750	792

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.375%, 05/01/2023	$250	$ 258
3.200%, 01/25/2023	200	209
3.200%, 06/15/2026	7,420	7,640
JPMorgan Chase Capital XXIII
1.817%, 05/15/2047 (C)	2,000	1,555
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	7,712	8,312
KKR Group Finance III
5.125%, 06/01/2044 (A)	7,197	7,485
Liberty Mutual Group
6.500%, 05/01/2042 (A)	3,132	3,940
Lincoln National
6.300%, 10/09/2037	100	123
6.150%, 04/07/2036	45	54
Lloyds Banking Group
5.300%, 12/01/2045 (A)	1,789	1,934
Macquarie Bank
5.000%, 02/22/2017 (A)	65	66
Macquarie Group
6.250%, 01/14/2021 (A)	40	45
6.000%, 01/14/2020 (A)	100	111
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	2,010	3,202
MetLife
10.750%, 08/01/2039	1,160	1,868
6.500%, 12/15/2032	350	457
5.875%, 02/06/2041	2,315	2,912
5.700%, 06/15/2035	8,975	11,046
4.875%, 11/13/2043	5,990	6,742
4.721%, 12/15/2044	3,910	4,294
4.050%, 03/01/2045	1,110	1,105
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	220	276
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	2,000	2,612
Morgan Stanley MTN
6.375%, 07/24/2042	1,845	2,532
6.250%, 08/09/2026	8,221	10,328
4.300%, 01/27/2045	8,990	9,756
4.000%, 07/23/2025	5,665	6,123
3.875%, 04/29/2024	635	681
3.875%, 01/27/2026	1,655	1,763
3.700%, 10/23/2024	3,405	3,611
3.125%, 07/27/2026	3,460	3,500
Morgan Stanley
7.250%, 04/01/2032	155	216
Mutual of Omaha Insurance
4.297%, 07/15/2054 (A)(C)	1,300	1,302
National Rural Utilities Cooperative Finance
4.023%, 11/01/2032	4,517	4,946
Nationwide Financial Services
5.300%, 11/18/2044 (A)	1,450	1,603

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	$1,510	$ 2,413
4.950%, 04/22/2044 (A)	1,905	2,056
New York Life Insurance
6.750%, 11/15/2039 (A)	5,615	7,832
5.875%, 05/15/2033 (A)	4,447	5,556
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	2,415	3,148
Pacific Life Insurance
9.250%, 06/15/2039 (A)	1,040	1,643
PNC Bank MTN
3.250%, 06/01/2025	4,615	4,912
PNC Bank
3.800%, 07/25/2023	450	491
PNC Funding
6.700%, 06/10/2019	100	114
Prudential Financial MTN
6.625%, 06/21/2040	285	376
5.700%, 12/14/2036	6,294	7,665
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,353
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	6,581	7,150
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	3,187	4,400
4.900%, 09/15/2044 (A)	8,280	9,449
Travelers MTN
6.250%, 06/15/2037	125	176
Travelers
6.750%, 06/20/2036	3,148	4,565
5.350%, 11/01/2040	1,565	2,040
3.750%, 05/15/2046	2,340	2,510
Trinity Acquisition
6.125%, 08/15/2043	50	57
UBS Group Funding Jersey
4.125%, 04/15/2026 (A)	685	724
US Bancorp MTN
4.125%, 05/24/2021	22	24
Validus Holdings
8.875%, 01/26/2040	1,300	1,856
Wachovia
5.750%, 06/15/2017	150	155
WEA Finance LLC
4.750%, 09/17/2044 (A)	2,400	2,652
Wells Fargo
5.606%, 01/15/2044	11,048	13,799
5.375%, 11/02/2043	595	715
3.900%, 05/01/2045	5,425	5,756
3.000%, 04/22/2026	2,160	2,216
Wells Fargo MTN
4.900%, 11/17/2045	3,410	3,895

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.600%, 04/01/2021	$40	$ 45
4.400%, 06/14/2046	6,945	7,414
4.300%, 07/22/2027	2,500	2,762
3.500%, 03/08/2022	235	251
Wells Fargo Bank
6.600%, 01/15/2038	5,445	7,651
5.950%, 08/26/2036	2,795	3,594
5.850%, 02/01/2037	8,581	10,906
XLIT
5.250%, 12/15/2043	2,770	3,085
ZFS Finance USA Trust I
6.500%, 05/09/2037 (A)(C)	640	650

		633,991

Health Care — 8.9%
AbbVie
4.700%, 05/14/2045	1,080	1,203
4.500%, 05/14/2035	3,655	3,964
4.450%, 05/14/2046	1,290	1,385
4.400%, 11/06/2042	5,020	5,351
Actavis
4.625%, 10/01/2042	25	27
Actavis Funding SCS
4.850%, 06/15/2044	625	697
4.750%, 03/15/2045	1,445	1,585
4.550%, 03/15/2035	3,830	4,125
Aetna
4.750%, 03/15/2044	3,440	3,957
4.375%, 06/15/2046	6,095	6,323
4.250%, 06/15/2036	2,295	2,388
4.125%, 11/15/2042	1,885	1,978
Allina Health System
4.805%, 11/15/2045	1,616	1,970
Amgen
4.663%, 06/15/2051 (A)	616	661
4.563%, 06/15/2048 (A)	3,969	4,284
4.400%, 05/01/2045	1,060	1,140
Anthem
4.650%, 01/15/2043	2,780	3,106
4.650%, 08/15/2044	1,600	1,775
4.625%, 05/15/2042	300	332
2.375%, 02/15/2017	20	20
Ascension Health
4.847%, 11/15/2053	520	661
3.945%, 11/15/2046	2,105	2,364
AstraZeneca
6.450%, 09/15/2037	6,145	8,668
4.000%, 09/18/2042	1,435	1,536
Baxalta
5.250%, 06/23/2045	450	529
Baxter International
3.500%, 08/15/2046	1,920	1,875

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bayer US Finance LLC
3.375%, 10/08/2024 (A)	$750	$ 770
Baylor Scott & White Holdings
4.185%, 11/15/2045	3,435	3,873
Becton Dickinson
4.875%, 05/15/2044	1,000	1,190
Biogen
4.050%, 09/15/2025	715	778
Bristol-Myers Squibb
4.500%, 03/01/2044	125	157
Celgene
5.250%, 08/15/2043	670	777
5.000%, 08/15/2045	1,345	1,556
4.625%, 05/15/2044	780	844
Cigna
5.875%, 03/15/2041	65	82
City of Hope
5.623%, 11/15/2043	850	1,110
Cleveland Clinic Foundation
4.858%, 01/01/2114	3,656	4,147
Covidien International Finance
6.550%, 10/15/2037	705	996
Express Scripts Holding
4.800%, 07/15/2046	2,585	2,743
Gilead Sciences
4.800%, 04/01/2044	4,380	5,065
4.750%, 03/01/2046	10,590	12,323
4.600%, 09/01/2035	3,810	4,294
4.500%, 02/01/2045	8,410	9,408
GlaxoSmithKline Capital
6.375%, 05/15/2038	6,599	9,622
Hartford HealthCare
5.746%, 04/01/2044	2,130	2,769
Humana
8.150%, 06/15/2038	1,510	2,227
4.625%, 12/01/2042	55	59
Johnson & Johnson
4.500%, 12/05/2043	1,000	1,292
4.375%, 12/05/2033	7,300	8,908
3.700%, 03/01/2046	1,080	1,250
Medtronic
4.625%, 03/15/2044	6,416	7,608
4.625%, 03/15/2045	16,008	19,173
4.375%, 03/15/2035	13,466	15,438
Merck
4.150%, 05/18/2043	3,050	3,491
3.700%, 02/10/2045	14,700	15,743
3.600%, 09/15/2042	850	899
2.750%, 02/10/2025	2,035	2,128
Merck Sharp & Dohme MTN
5.760%, 05/03/2037	1,276	1,726

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
North Shore-Long Island Jewish Health Care
6.150%, 11/01/2043	$630	$ 871
4.800%, 11/01/2042	2,400	2,623
Novartis Capital
4.400%, 05/06/2044	6,200	7,434
NYU Hospitals Center
4.428%, 07/01/2042	2,650	2,885
Perrigo Finance Unlimited
4.375%, 03/15/2026	990	1,034
Pfizer
7.200%, 03/15/2039	2,150	3,300
4.400%, 05/15/2044	4,895	5,713
4.300%, 06/15/2043	2,640	3,015
Pharmacia
6.600%, 12/01/2028	1,145	1,579
Providence Health & Services Obligated Group
4.379%, 10/01/2023	2,400	2,662
Roche Holdings
4.000%, 11/28/2044 (A)	230	267
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,874
St. Barnabas
4.000%, 07/01/2028	2,240	2,363
Stryker
4.625%, 03/15/2046	615	701
4.375%, 05/15/2044	1,220	1,336
4.100%, 04/01/2043	785	821
Sutter Health
2.286%, 08/15/2053	2,000	1,966
Teva Pharmaceutical Finance Netherlands III
3.150%, 10/01/2026	2,590	2,608
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046	1,620	1,654
Toledo Hospital
4.982%, 11/15/2045	3,425	4,317
Trinity Health
4.125%, 12/01/2045	2,524	2,819
UnitedHealth Group
6.875%, 02/15/2038	2,396	3,571
6.625%, 11/15/2037	4,315	6,252
6.500%, 06/15/2037	3,210	4,592
5.950%, 02/15/2041	95	133
5.800%, 03/15/2036	325	434
5.700%, 10/15/2040	1,005	1,347
4.750%, 07/15/2045	12,390	15,353
4.625%, 07/15/2035	1,100	1,305
4.375%, 03/15/2042	30	35
3.950%, 10/15/2042	1,075	1,175
Wyeth LLC
6.500%, 02/01/2034	3,390	4,675

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.950%, 04/01/2037	$4,425	$ 5,929

		300,993

Industrials — 7.7%
3M MTN
3.875%, 06/15/2044	4,360	4,997
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	476	506
Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	5,414	5,644
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	1,538	1,683
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/2026	2,007	2,112
American Airlines, Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	3,765	3,944
BAE Systems Holdings
4.750%, 10/07/2044 (A)	3,098	3,470
Boeing
3.300%, 03/01/2035	5,670	5,883
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	495	625
4.950%, 09/15/2041	140	172
4.900%, 04/01/2044	2,810	3,469
4.550%, 09/01/2044	5,100	6,029
4.450%, 03/15/2043	1,250	1,458
4.400%, 03/15/2042	2,825	3,242
3.900%, 08/01/2046	3,000	3,261
Canadian National Railway
6.250%, 08/01/2034	2,393	3,312
6.200%, 06/01/2036	5,665	7,867
4.500%, 11/07/2043	3,800	4,557
3.200%, 08/02/2046	6,275	6,280
Caterpillar
5.200%, 05/27/2041	640	801
4.750%, 05/15/2064	4,770	5,551
3.803%, 08/15/2042	5,890	6,184
CSX
4.750%, 05/30/2042	1,670	1,928
4.500%, 08/01/2054	900	992
Deere
3.900%, 06/09/2042	12,095	13,438
Eaton
4.000%, 11/02/2032	2,780	3,001
FedEx
7.600%, 07/01/2097	1,403	1,936

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GE Capital International Funding Unlimited
4.418%, 11/15/2035	$60,674	$ 69,400
General Electric
4.500%, 03/11/2044	3,965	4,685
2.700%, 10/09/2022	1,010	1,056
Honeywell International
5.700%, 03/15/2037	300	406
5.375%, 03/01/2041	4,435	5,963
Koninklijke Philips
6.875%, 03/11/2038	80	107
Lockheed Martin
3.600%, 03/01/2035	3,035	3,133
Norfolk Southern
6.000%, 03/15/2105	2,536	3,136
6.000%, 05/23/2111	345	428
Parker-Hannifin MTN
4.450%, 11/21/2044	1,755	2,111
Raytheon
4.700%, 12/15/2041	560	693
Siemens
4.400%, 05/27/2045 (A)	9,350	11,370
Siemens Financieringsmaatschappij
6.125%, 08/17/2026 (A)	100	133
Stanley Black & Decker
5.200%, 09/01/2040	280	343
Tyco International Finance
5.125%, 09/14/2045	1,300	1,570
Union Pacific
4.850%, 06/15/2044	1,855	2,292
4.750%, 09/15/2041	1,635	1,970
4.750%, 12/15/2043	1,715	2,076
4.375%, 11/15/2065	8,276	9,170
4.050%, 03/01/2046	1,395	1,567
3.875%, 02/01/2055	4,730	4,920
United Airlines, Pass-Through Trust, Ser 2014-2, Cl A
3.750%, 09/03/2026	2,645	2,797
United Parcel Service
7.620%, 04/01/2030 (D)	710	1,050
6.200%, 01/15/2038	3,152	4,611
3.625%, 10/01/2042	2,500	2,743
United Technologies
5.700%, 04/15/2040	1,520	2,063
4.500%, 06/01/2042	17,520	20,770
4.150%, 05/15/2045	3,410	3,873
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	1,999	2,313
WW Grainger
4.600%, 06/15/2045	1,185	1,418

		270,509

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Information Technology — 8.0%
Apple
4.650%, 02/23/2046	$9,450	$ 11,052
4.500%, 02/23/2036	4,785	5,529
4.450%, 05/06/2044	780	882
4.375%, 05/13/2045	15,845	17,774
3.850%, 05/04/2043	3,350	3,478
3.850%, 08/04/2046	9,745	10,170
3.450%, 02/09/2045	7,235	7,115
Applied Materials
5.850%, 06/15/2041	90	114
Automatic Data Processing
3.375%, 09/15/2025	2,040	2,218
Cisco Systems
5.900%, 02/15/2039	7,439	10,245
5.500%, 01/15/2040	7,095	9,372
Diamond 1 Finance
8.350%, 07/15/2046 (A)	1,915	2,232
Hewlett Packard Enterprise
6.200%, 10/15/2035 (A)	4,155	4,360
Intel
4.900%, 07/29/2045	15,565	18,913
4.800%, 10/01/2041	6,095	7,289
4.100%, 05/19/2046	3,624	3,956
4.000%, 12/15/2032	520	579
International Business Machines
3.625%, 02/12/2024	4,160	4,559
Intuit
5.750%, 03/15/2017	25	26
Microsoft
5.300%, 02/08/2041	475	609
4.875%, 12/15/2043	1,200	1,469
4.750%, 11/03/2055	3,545	4,226
4.450%, 11/03/2045	1,315	1,524
4.000%, 02/12/2055	13,098	13,800
3.750%, 02/12/2045	14,235	14,843
3.700%, 08/08/2046	21,783	22,634
3.500%, 02/12/2035	3,120	3,230
3.500%, 11/15/2042	670	675
3.450%, 08/08/2036	15,235	15,663
2.400%, 08/08/2026	1,255	1,262
Oracle
6.500%, 04/15/2038	7,067	9,974
6.125%, 07/08/2039	2,870	3,934
4.500%, 07/08/2044	980	1,105
4.375%, 05/15/2055	4,735	5,153
4.300%, 07/08/2034	15,695	17,409
4.125%, 05/15/2045	8,810	9,409
4.000%, 07/15/2046	5,200	5,476
2.650%, 07/15/2026	4,710	4,753
Qualcomm
4.650%, 05/20/2035	2,480	2,735

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Seagate HDD Cayman
4.750%, 06/01/2023	$1,590	$ 1,549
Visa
4.300%, 12/14/2045	5,220	6,180
4.150%, 12/14/2035	3,835	4,408

		271,883

Materials — 1.9%
Albemarle
5.450%, 12/01/2044	1,449	1,715
Barrick North America Finance LLC
7.500%, 09/15/2038	15	18
5.750%, 05/01/2043	2,085	2,455
5.700%, 05/30/2041	1,380	1,596
5.250%, 04/01/2042	550	602
BHP Billiton Finance USA
6.750%, 10/19/2075 (A)(C)	1,795	2,048
5.000%, 09/30/2043	12,350	14,748
Dow Chemical
5.250%, 11/15/2041	755	865
4.625%, 10/01/2044	825	887
4.250%, 10/01/2034	2,870	2,988
Georgia-Pacific LLC
8.875%, 05/15/2031	2,420	3,857
7.250%, 06/01/2028	330	451
Glencore Finance Canada
6.000%, 11/15/2041 (A)	2,878	2,863
International Paper
8.700%, 06/15/2038	1,000	1,504
LYB International Finance
5.250%, 07/15/2043	775	876
LyondellBasell Industries
4.625%, 02/26/2055	1,215	1,219
Monsanto
4.700%, 07/15/2064	2,310	2,222
4.400%, 07/15/2044	2,090	2,175
4.200%, 07/15/2034	3,550	3,695
Nacional del Cobre de Chile
4.500%, 09/16/2025 (A)	2,015	2,128
Newmont Mining
5.875%, 04/01/2035	100	112
Nucor
6.400%, 12/01/2037	40	51
Rio Tinto Alcan
7.250%, 03/15/2031	4,290	5,319
Rio Tinto Finance USA
9.000%, 05/01/2019	150	179
5.200%, 11/02/2040	20	23
4.750%, 03/22/2042	120	133
4.125%, 08/21/2042	6,910	7,108
Southern Copper
5.875%, 04/23/2045	1,070	1,087

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Union Carbide
7.750%, 10/01/2096	$25	$ 32
Westlake Chemical
5.000%, 08/15/2046 (A)	810	831

		63,787

Real Estate — 1.2%
Alexandria Real Estate Equities
3.900%, 06/15/2023	400	417
American Tower Trust I
3.070%, 03/15/2023 (A)	3,034	3,155
Boston Properties
2.750%, 10/01/2026	975	966
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	4,075	4,270
ERP Operating
4.625%, 12/15/2021	33	37
4.500%, 07/01/2044	4,000	4,523
4.500%, 06/01/2045	1,450	1,639
Federal Realty Investment Trust
3.625%, 08/01/2046	3,595	3,604
HCP
6.750%, 02/01/2041	525	664
4.250%, 11/15/2023	740	780
3.875%, 08/15/2024	835	855
Health Care
3.750%, 03/15/2023	180	190
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	2,048
Simon Property Group
6.750%, 02/01/2040	4,465	6,686
4.750%, 03/15/2042	3,805	4,623
4.375%, 03/01/2021	40	44
4.250%, 10/01/2044	210	239
3.300%, 01/15/2026	560	600
Ventas Realty
5.700%, 09/30/2043	3,910	4,800
Welltower
6.500%, 03/15/2041	775	1,018
5.125%, 03/15/2043	1,020	1,146

		42,304

Telecommunication Services — 2.7%
America Movil
6.375%, 03/01/2035	50	64
6.125%, 11/15/2037	50	62
6.125%, 03/30/2040	2,375	2,981
4.375%, 07/16/2042	3,320	3,490
AT&T
8.250%, 11/15/2031	2,625	3,859
6.375%, 03/01/2041	1,495	1,901
6.350%, 03/15/2040	1,830	2,318

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.600%, 05/15/2018	$40	$ 43
5.550%, 08/15/2041	2,005	2,368
5.350%, 09/01/2040	4,145	4,736
4.800%, 06/15/2044	4,130	4,390
4.750%, 05/15/2046	2,566	2,743
4.500%, 05/15/2035	6,115	6,475
4.350%, 06/15/2045	2,894	2,918
3.000%, 02/15/2022	20	21
Bellsouth Capital Funding
7.875%, 02/15/2030	2,855	3,935
Centel Capital
9.000%, 10/15/2019	25	29
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,536	4,192
Koninklijke
8.375%, 10/01/2030	130	181
Rogers Communications
5.450%, 10/01/2043	4,000	4,937
SES Global Americas Holdings
5.300%, 03/25/2044 (A)	6,621	6,317
Verizon Communications
7.350%, 04/01/2039	2,275	3,258
6.550%, 09/15/2043	815	1,107
6.000%, 04/01/2041	1,420	1,802
5.012%, 08/21/2054	15,771	17,384
4.672%, 03/15/2055	500	520
4.522%, 09/15/2048	4,618	4,875
4.272%, 01/15/2036	4,535	4,781
Vodafone Group
7.875%, 02/15/2030	1,605	2,196

		93,883

Utilities — 14.9%
Alabama Power
5.200%, 06/01/2041	155	198
5.125%, 02/15/2019	195	209
4.150%, 08/15/2044	135	151
Appalachian Power
6.700%, 08/15/2037	50	67
5.800%, 10/01/2035	125	152
4.600%, 03/30/2021	70	77
Arizona Public Service
8.750%, 03/01/2019	455	533
5.050%, 09/01/2041	50	63
4.500%, 04/01/2042	12	14
Baltimore Gas & Electric
6.350%, 10/01/2036	125	172
5.200%, 06/15/2033	1,620	1,923
3.500%, 08/15/2046	3,135	3,218
Berkshire Hathaway Energy
6.500%, 09/15/2037	2,377	3,303
6.125%, 04/01/2036	2,301	3,093

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.950%, 05/15/2037	$635	$ 837
5.150%, 11/15/2043	470	578
Black Hills
4.200%, 09/15/2046	1,100	1,134
Boston Gas
4.487%, 02/15/2042 (A)	3,472	3,869
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	2,310	2,764
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,311
4.500%, 01/15/2021	40	43
Cleco Power
6.000%, 12/01/2040	1,150	1,478
Commonwealth Edison
4.700%, 01/15/2044	2,870	3,483
3.700%, 03/01/2045	11,570	12,208
Connecticut Light & Power
4.150%, 06/01/2045	4,250	4,842
Consolidated Edison of New York
6.750%, 04/01/2038	5,026	7,377
6.200%, 06/15/2036	65	88
5.850%, 04/01/2018	180	193
5.700%, 06/15/2040	40	53
5.500%, 12/01/2039	75	97
4.625%, 12/01/2054	1,075	1,271
4.450%, 03/15/2044	650	760
3.950%, 03/01/2043	5,840	6,317
3.850%, 06/15/2046	3,190	3,443
Consumers Energy
4.350%, 08/31/2064	4,250	4,948
Dominion Resources
5.250%, 08/01/2033	20	23
4.900%, 08/01/2041	2,885	3,312
4.050%, 09/15/2042	450	459
DTE Electric
3.950%, 06/15/2042	80	89
3.900%, 06/01/2021	30	33
3.700%, 03/15/2045	7,575	8,181
Duke Energy
3.550%, 09/15/2021	17	18
2.150%, 11/15/2016	25	25
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	151
6.100%, 06/01/2037	2,010	2,695
6.050%, 04/15/2038	2,035	2,807
5.300%, 02/15/2040	7,659	9,870
4.250%, 12/15/2041	2,000	2,280
4.000%, 09/30/2042	14,915	16,358
3.900%, 06/15/2021	50	55
3.875%, 03/15/2046	4,100	4,455
3.750%, 06/01/2045	500	531

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy Florida
6.400%, 06/15/2038	$3,035	$ 4,337
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,675	4,839
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	6,126
6.350%, 08/15/2038	3,185	4,518
4.900%, 07/15/2043	930	1,128
Duke Energy Progress LLC
4.375%, 03/30/2044	2,270	2,631
4.200%, 08/15/2045	4,810	5,468
4.150%, 12/01/2044	1,250	1,413
4.100%, 05/15/2042	530	588
Duquesne Light Holdings
6.250%, 08/15/2035	2,500	2,833
El Paso Electric
5.000%, 12/01/2044	350	408
Electricite de France
6.000%, 01/22/2114 (A)	9,903	10,828
4.950%, 10/13/2045 (A)	3,625	4,154
4.750%, 10/13/2035 (A)	1,625	1,812
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,255
Emera US Finance
4.750%, 06/15/2046 (A)	2,235	2,461
Entergy Louisiana LLC
4.440%, 01/15/2026	1,510	1,713
3.250%, 04/01/2028	3,475	3,701
Entergy Mississippi
2.850%, 06/01/2028	4,370	4,472
Exelon
4.950%, 06/15/2035	1,685	1,948
Exelon Generation LLC
5.200%, 10/01/2019	100	110
Florida Power & Light
5.960%, 04/01/2039	2,570	3,592
5.690%, 03/01/2040	5,728	7,878
5.650%, 02/01/2037	1,000	1,332
4.050%, 06/01/2042	3,460	3,937
4.050%, 10/01/2044	3,215	3,698
3.800%, 12/15/2042	4,720	5,167
Georgia Power
5.650%, 03/01/2037	105	134
5.400%, 06/01/2040	11,470	14,392
4.300%, 03/15/2042	10,330	11,539
4.300%, 03/15/2043	2,945	3,253
Gulf Power
4.550%, 10/01/2044	1,500	1,637
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	3,870	4,493
4.650%, 06/01/2043 (A)	4,250	4,854

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Transmission
4.625%, 08/15/2043 (A)	$1,975	$ 2,265
Jersey Central Power & Light
6.150%, 06/01/2037	775	937
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	6,816	7,994
Kansas Gas & Electric
4.300%, 07/15/2044 (A)	3,275	3,758
Kentucky Utilities
5.125%, 11/01/2040	2,565	3,223
KeySpan Gas East
5.819%, 04/01/2041 (A)	4,951	6,435
Louisville Gas & Electric
4.650%, 11/15/2043	3,390	4,079
MidAmerican Energy
4.800%, 09/15/2043	5,260	6,535
4.400%, 10/15/2044	7,655	9,048
Monongahela Power
5.400%, 12/15/2043 (A)	2,930	3,794
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	1,093
Nevada Power
6.650%, 04/01/2036	100	138
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	5,244	5,780
4.119%, 11/28/2042 (A)	2,000	2,145
NiSource Finance
5.950%, 06/15/2041	220	280
5.800%, 02/01/2042	900	1,141
Northern States Power
6.250%, 06/01/2036	1,176	1,651
6.200%, 07/01/2037	3,640	5,150
4.850%, 08/15/2040	3,400	4,205
3.400%, 08/15/2042	464	476
Oglethorpe Power
5.375%, 11/01/2040	2,735	3,326
5.250%, 09/01/2050	1,205	1,450
4.250%, 04/01/2046	1,630	1,743
4.200%, 12/01/2042	3,740	3,955
Ohio Edison
8.250%, 10/15/2038	395	599
Oklahoma Gas & Electric
4.550%, 03/15/2044	1,395	1,622
Oncor Electric Delivery
7.500%, 09/01/2038	200	312
7.000%, 09/01/2022	85	108
6.800%, 09/01/2018	35	39
5.250%, 09/30/2040	1,650	2,137
4.550%, 12/01/2041	4,700	5,578
Oncor Electric Delivery LLC
5.300%, 06/01/2042	1,450	1,878

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
One Gas
4.658%, 02/01/2044	$1,420	$ 1,663
Pacific Gas & Electric
6.250%, 03/01/2039	4,640	6,440
6.050%, 03/01/2034	7,504	10,112
4.600%, 06/15/2043	8,520	10,053
4.450%, 04/15/2042	5,495	6,322
4.300%, 03/15/2045	2,505	2,872
3.250%, 09/15/2021	18	19
PacifiCorp
6.250%, 10/15/2037	3,475	4,881
6.000%, 01/15/2039	5,065	6,977
4.100%, 02/01/2042	2,725	3,058
PECO Energy
4.800%, 10/15/2043	1,505	1,864
Pennsylvania Electric
6.150%, 10/01/2038	100	117
6.050%, 09/01/2017	50	52
Piedmont Natural Gas
4.650%, 08/01/2043	830	958
3.640%, 11/01/2046	1,300	1,315
Potomac Electric Power
4.950%, 11/15/2043	950	1,174
PPL Electric Utilities
5.200%, 07/15/2041	1,100	1,397
4.750%, 07/15/2043	3,600	4,389
Progress Energy
4.400%, 01/15/2021	25	27
PSEG Power LLC
5.125%, 04/15/2020	50	55
Public Service Electric & Gas MTN
4.150%, 11/01/2045	700	812
4.050%, 05/01/2045	1,800	2,056
4.000%, 06/01/2044	695	784
3.650%, 09/01/2042	1,905	2,044
Public Service of Colorado
6.250%, 09/01/2037	1,960	2,786
4.300%, 03/15/2044	1,780	2,076
3.950%, 03/15/2043	5,845	6,514
2.900%, 05/15/2025	4,730	4,978
Public Service of Oklahoma
4.400%, 02/01/2021	27	29
Puget Sound Energy
5.795%, 03/15/2040	130	176
San Diego Gas & Electric
6.000%, 06/01/2026	625	816
Sempra Energy
9.800%, 02/15/2019	50	60
6.000%, 10/15/2039	3,390	4,409
South Carolina Electric & Gas
5.450%, 02/01/2041	605	774
5.100%, 06/01/2065	5,915	7,044

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern California Edison
6.000%, 01/15/2034	$175	$ 235
5.950%, 02/01/2038	510	704
5.500%, 03/15/2040	70	93
5.350%, 07/15/2035	2,240	2,816
4.650%, 10/01/2043	9,509	11,710
4.050%, 03/15/2042	7,405	8,284
Southern California Gas
3.750%, 09/15/2042	3,150	3,401
Southern Gas Capital
4.400%, 06/01/2043	665	716
3.500%, 09/15/2021	68	72
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,541
Southwestern Public Service
8.750%, 12/01/2018	40	46
4.500%, 08/15/2041	10,725	12,579
Tampa Electric
4.350%, 05/15/2044	1,225	1,365
Texas-New Mexico Power
6.950%, 04/01/2043 (A)	1,000	1,424
Union Electric
8.450%, 03/15/2039	2,780	4,734
Virginia Electric & Power
6.350%, 11/30/2037	630	882
4.650%, 08/15/2043	2,530	3,039
4.450%, 02/15/2044	4,500	5,266
4.200%, 05/15/2045	1,750	1,981
Wisconsin Electric Power
4.250%, 06/01/2044	850	983
3.650%, 12/15/2042	3,930	4,189
2.950%, 09/15/2021	3	3
Wisconsin Power & Light
4.100%, 10/15/2044	325	364
Wisconsin Public Service
4.752%, 11/01/2044	3,615	4,464

		517,126

Total Corporate Obligations (Cost $2,697,716) ($ Thousands)		2,956,435

MUNICIPAL BONDS — 7.7%
California — 3.6%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	6,745	10,410
California State, Build America Project, GO
7.550%, 04/01/2039	10,155	16,495
7.500%, 04/01/2034	13,085	20,187

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	$500	$ 727
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	4,530	7,059
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	2,042
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,204
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	7,000	10,276
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,750	2,537
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	4,860	6,258
State of California, Build America Project, GO
7.625%, 03/01/2040	1,570	2,537
7.300%, 10/01/2039	15,050	23,250
University of California, Build America Project, RB
5.770%, 05/15/2043	5,100	6,968
University of California, Ser AD, RB
4.858%, 05/15/2112	6,337	7,294
University of California, Ser AP, RB
3.931%, 05/15/2045	950	1,035
University of California, Ser AQ, RB
4.767%, 05/15/2115	4,529	5,106
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	1,104

		124,489

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	640

Georgia — 0.3%
Municipal Electric Authority of Georgia, Build America Project, RB
7.055%, 04/01/2057	2,235	2,830
6.637%, 04/01/2057	3,909	5,346

		8,176

Illinois — 0.2%
Illinois State, GO
5.100%, 06/01/2033	2,285	2,227

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan Water Reclamation District of Greater Chicago, Build America Project, GO
5.720%, 12/01/2038	$3,205	$ 4,194

		6,421

Kansas — 0.2%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	6,300	7,103

Massachusetts — 0.3%
Commonwealth of Massachusetts, GO
5.456%, 12/01/2039	5,085	7,018
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	330	396
Commonwealth of Massachusetts, Ser F, GO
3.277%, 06/01/2046	1,325	1,403

		8,817

Michigan — 0.0%
Michigan State University, Build America Project, RB
Callable 02/15/2030 @ 100
6.173%, 02/15/2050	850	1,090

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB
3.086%, 09/15/2051	1,555	1,579

New Jersey — 0.4%
New Jersey Turnpike Authority, RB
7.414%, 01/01/2040	2,895	4,608
7.102%, 01/01/2041	5,985	9,255

		13,863

New York — 0.9%
City of New York, Build America Project, GO
5.985%, 12/01/2036	1,175	1,591
5.206%, 10/01/2031	750	921
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.767%, 08/01/2036	3,140	4,190
5.508%, 08/01/2037	1,890	2,523
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	1,105
5.882%, 06/15/2044	500	738
5.724%, 06/15/2042	3,720	5,346
5.440%, 06/15/2043	5,500	7,702
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	900	1,201

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	$1,970	$ 2,555
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	245	313
4.458%, 10/01/2062	7,225	8,539

		36,724

North Carolina — 0.1%
University of North Carolina at Chapel Hill, Ser C, RB
3.327%, 12/01/2036	3,660	3,980

Ohio — 0.3%
American Municipal Power, RB
6.053%, 02/15/2043	2,200	2,910
Ohio State University, Ser A, RB
4.048%, 12/01/2056	4,150	4,740
Ohio Water Development Authority Water Pollution Control Loan Fund, RB
4.879%, 12/01/2034	1,795	2,157

		9,807

Texas — 1.2%
City Public Service Board of San Antonio Texas, RB
5.808%, 02/01/2041	5,500	7,769
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	1,350	1,786
State of Texas, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,875
Texas State, Build America Project, GO
5.517%, 04/01/2039	4,350	6,169
Texas Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	4,025	5,158
5.028%, 04/01/2026	6,600	8,025
University of Texas Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	4,540	6,193
University of Texas, Build America Project, Ser B, RB
Callable 08/15/2019 @ 100
6.276%, 08/15/2041	60	68

		37,043

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	564

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington — 0.2%
State of Washington, GO
5.140%, 08/01/2040	$4,495	$ 6,083

Total Municipal Bonds (Cost $246,015) ($ Thousands)		266,379

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Bills
0.462%, 02/23/2017 (B)(E)	2,590	2,584
0.335%, 01/12/2017 (B)(E)	14,155	14,136
0.332%, 10/13/2016 (B)(E)	2,180	2,180
0.321%, 10/06/2016 (B)(E)	2,895	2,894
U.S. Treasury Bonds
3.000%, 11/15/2045	9,915	11,555
2.500%, 02/15/2046	13,485	14,248
2.500%, 05/15/2046	59,690	63,176
2.250%, 08/15/2046	1,295	1,300
U.S. Treasury Inflation Indexed Bonds
1.375%, 02/15/2044	310	370
0.750%, 02/15/2045	1,863	1,937
U.S. Treasury Notes
1.500%, 08/15/2026	16,300	16,196

Total U.S. Treasury Obligations (Cost $128,232) ($ Thousands)		130,576

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
FHLB DN
0.501%, 09/06/2016 (B)	4,237	4,237
FHLMC DN
0.416%, 10/20/2016 (B)	2,360	2,359
Tennessee Valley Authority
5.880%, 04/01/2036	1,200	1,775
5.375%, 04/01/2056	2,160	3,113
4.250%, 09/15/2065	2,590	3,146

Total U.S. Government Agency Obligations (Cost $13,660) ($ Thousands)		14,630

SOVEREIGN DEBT — 0.1%
Qatar Government International Bond
4.625%, 06/02/2046 (A)	3,140	3,462

Total Sovereign Debt (Cost $3,101) ($ Thousands)		3,462

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITY — 0.0%
Other Asset-Backed Securities — 0.0%

321 Henderson Receivables LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	$481	$ 506

Total Asset-Backed Security (Cost $481) ($ Thousands)		506

	Shares
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **†	52,397,028	52,397

Total Cash Equivalent (Cost $52,397) ($ Thousands)		52,397

Total Investments — 99.2% (Cost $3,141,602) ($ Thousands) @		$ 3,424,385

A list of the open futures contracts held by the Fund at August 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	248	Dec-2006	$(1)
U.S. 2-Year Treasury Note	69	Jan-2017	(8)
U.S. 5-Year Treasury Note	29	Jan-2017	(57)
U.S. Long Treasury Bond	(697)	Dec-2016	292
U.S. Ultra Long Treasury Bond	397	Dec-2016	293
Ultra 10-Year U.S. Treasury Bond	(62)	Dec-2016	(19)

			$500

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,452,745 ($ Thousands).
**	Rate shown is the 7-day effective yield as of August 31, 2016.
†	Investment in Affiliated Security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2016, the value of these securities amounted to $332,244 ($ Thousands), 9.6% representing of the net assets of the Fund.
(B)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.
(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2016.
(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on August 31, 2016. The coupon on a step bond changes on a specified date.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $3,141,602 ($ Thousands), and the unrealized appreciation and depreciation were $286,778 ($ Thousands) and ($3,995) ($ Thousands), respectively.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Long Duration Credit Fund (Concluded)

Cl — Class

DN — Discount Note

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$2,956,435	$–	$2,956,435
Municipal Bonds	–	266,379	–	266,379
U.S. Treasury Obligations	–	130,576	–	130,576
U.S. Government Agency Obligations	–	14,630	–	14,630
Sovereign Debt	–	3,462	–	3,462
Asset-Backed Security	–	506	–	506
Cash Equivalent	52,397	–	–	52,397

Total Investments in Securities	$52,397	$3,371,988	$–	$3,424,385

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$585	$—	$—	$585
Unrealized Depreciation	(85)	—	—	(85)

Total Other Financial Instruments	$500	$—	$—	$500

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2016 ($ Thousands):

Security Description	Value 05/31/2016	Purchases at Cost	Proceeds from Sales	Value 08/31/2016	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 41,861	$ 79,279	$ (121,140)	$ —	$ 7
SEI Daily Income Trust, Government Fund, Class A	—	203,446	(151,049)	52,397	11

Totals	$ 41,861	$ 282,725	$ (272,189)	$ 52,397	$ 18

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 48.3%
Consumer Discretionary — 2.4%
AutoZone
1.625%, 04/21/2019	$160	$ 160
Daimler Finance North America LLC
1.397%, 07/05/2019 (A)(B)	1,810	1,821
Ford Motor Credit LLC
2.021%, 05/03/2019	1,300	1,307
1.724%, 12/06/2017	750	751
1.553%, 06/15/2018 (A)	1,940	1,950
1.486%, 03/12/2019 (A)	1,000	1,000
1.181%, 09/08/2017 (A)	1,480	1,478
NBCUniversal Enterprise
1.365%, 04/15/2018 (A)(B)	1,400	1,412
Thomson Reuters
1.650%, 09/29/2017	1,190	1,195
Time Warner Cable
5.850%, 05/01/2017	950	977

		12,051

Consumer Staples — 3.2%
Anheuser-Busch InBev Finance
2.017%, 02/01/2021 (A)	800	821
1.900%, 02/01/2019	640	647
Baxalta
1.427%, 06/22/2018 (A)	3,300	3,288
Catholic Health Initiatives
1.600%, 11/01/2017	1,965	1,966
CVS Health
1.900%, 07/20/2018	1,000	1,013
JM Smucker
1.750%, 03/15/2018	380	382
Kroger
2.000%, 01/15/2019	290	294
Molson Coors Brewing
1.450%, 07/15/2019	240	240
Mondelez International
1.277%, 02/01/2019 (A)	1,500	1,496
Providence Health & Services Obligated Group
5.800%, 10/01/2016	1,500	1,504
Reynolds American
2.300%, 06/12/2018	1,070	1,087
SABMiller Holdings
1.447%, 08/01/2018 (A)(B)	750	750
Walgreens Boots Alliance
1.750%, 11/17/2017	1,700	1,710
1.750%, 05/30/2018	850	855

		16,053

Energy — 3.2%
Anadarko Petroleum
6.950%, 06/15/2019	470	521

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BP Capital Markets(A)
1.317%, 05/10/2018	$1,500	$ 1,506
1.242%, 02/13/2018	1,000	999
ConocoPhillips
1.500%, 05/15/2018	790	790
Devon Energy
1.193%, 12/15/2016 (A)	1,450	1,444
Enbridge
1.136%, 06/02/2017 (A)	1,575	1,561
Energy Transfer Partners
2.500%, 06/15/2018	800	808
Hess
8.125%, 02/15/2019	450	508
1.300%, 06/15/2017	355	352
Kinder Morgan
2.000%, 12/01/2017	785	786
Noble Energy
8.250%, 03/01/2019	595	678
Schlumberger Holdings
1.900%, 12/21/2017 (B)	1,250	1,257
Schlumberger Norge
1.250%, 08/01/2017 (B)	205	205
Shell International Finance
1.375%, 05/10/2019	750	750
Statoil
0.992%, 11/09/2017 (A)	1,350	1,350
Suncor Energy
6.100%, 06/01/2018	875	940
TransCanada PipeLines
1.457%, 01/12/2018 (A)	1,600	1,594

		16,049

Financials — 30.1%
American Express Credit MTN
1.875%, 11/05/2018	1,100	1,111
0.950%, 06/05/2017 (A)	1,720	1,718
0.947%, 09/22/2017 (A)	925	924
American Honda Finance MTN(A)
1.636%, 02/22/2019	1,150	1,165
1.129%, 07/13/2018	1,500	1,507
Australia & New Zealand Banking Group
1.377%, 05/15/2018 (A)	625	626
Banco Santander Chile
1.565%, 04/11/2017 (A)(B)	1,200	1,199
Bank Nederlandse Gemeenten MTN
0.743%, 07/14/2017 (A)(B)	3,750	3,750
Bank of America
5.300%, 03/15/2017	900	919
1.720%, 01/15/2019 (A)	1,000	1,011
0.953%, 06/15/2017 (A)	1,560	1,558
Bank of America MTN
5.650%, 05/01/2018	305	325

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.000%, 01/11/2018	$545	$ 548
1.700%, 08/25/2017	1,100	1,104
1.435%, 08/25/2017 (A)	1,790	1,792
Bank of Montreal
1.950%, 01/30/2017 (B)	1,780	1,787
1.400%, 04/10/2018	925	926
Bank of Montreal MTN
1.265%, 04/09/2018 (A)	1,000	1,004
Bank of New York Mellon MTN(A)
1.136%, 09/11/2019	2,000	1,994
1.120%, 03/06/2018	700	700
Bank of Nova Scotia
2.125%, 09/11/2019	1,620	1,654
1.510%, 01/15/2019 (A)	1,470	1,475
Bank of Tokyo-Mitsubishi UFJ
1.450%, 09/08/2017 (B)	1,000	999
0.971%, 09/08/2017 (A)(B)	1,025	1,022
Barclays Bank PLC MTN
6.050%, 12/04/2017 (B)	1,500	1,575
BB&T MTN(A)
1.513%, 06/15/2018	890	897
1.417%, 02/01/2019	800	804
Berkshire Hathaway Finance
0.967%, 01/12/2018 (A)	2,695	2,704
Canadian Imperial Bank of Commerce
1.356%, 09/06/2019 (A)	1,225	1,225
Capital One(A)
1.954%, 08/17/2018	1,150	1,158
1.458%, 02/05/2018	1,100	1,098
Capital One Bank USA
1.300%, 06/05/2017	2,500	2,500
Citigroup
1.700%, 04/27/2018	850	851
1.525%, 11/24/2017 (A)	580	582
1.431%, 04/08/2019 (A)	1,000	1,001
1.424%, 04/27/2018 (A)	1,680	1,684
Citizens Bank MTN
1.600%, 12/04/2017	2,000	1,996
Commonwealth Bank of Australia MTN
0.931%, 09/08/2017 (A)(B)	1,250	1,249
Cooperatieve Rabobank UA MTN
3.375%, 01/19/2017	1,250	1,261
Credit Agricole MTN
1.628%, 06/10/2020 (A)(B)	500	501
Credit Suisse NY MTN(A)
1.442%, 01/29/2018	1,100	1,101
1.315%, 05/26/2017	1,780	1,781
Credit Suisse NY
1.700%, 04/27/2018	1,275	1,276
Daimler Finance North America LLC
1.650%, 05/18/2018 (B)	800	803
1.500%, 07/05/2019 (B)	670	668

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Deutsche Bank
1.497%, 02/13/2018 (A)	$1,100	$ 1,088
1.350%, 05/30/2017	1,250	1,247
Fifth Third Bank
1.150%, 11/18/2016	1,790	1,791
Fifth Third Bank MTN
1.721%, 08/20/2018 (A)	1,250	1,258
General Electric MTN
1.363%, 04/02/2018 (A)	500	504
General Motors Financial
2.400%, 04/10/2018	1,600	1,612
Goldman Sachs Group
2.375%, 01/22/2018	2,300	2,330
1.952%, 04/30/2018 (A)	215	217
1.875%, 04/23/2020 (A)	875	884
Goldman Sachs Group MTN(A)
1.917%, 11/15/2018	1,375	1,390
1.453%, 12/15/2017	1,730	1,736
HSBC Bank
1.457%, 05/15/2018 (A)(B)	2,155	2,151
HSBC USA
1.300%, 06/23/2017	1,850	1,849
Huntington National Bank
2.200%, 11/06/2018	1,225	1,238
Hyundai Capital America MTN
2.000%, 03/19/2018 (B)	560	563
2.000%, 07/01/2019 (B)	500	504
ING Bank
1.336%, 10/01/2019 (A)(B)	1,300	1,303
JPMorgan Chase(A)
1.670%, 01/23/2020	700	709
1.615%, 01/25/2018	2,205	2,220
1.373%, 01/28/2019	1,000	1,004
JPMorgan Chase MTN
1.183%, 03/01/2018 (A)	1,100	1,100
KeyBank
2.350%, 03/08/2019	750	765
1.315%, 11/25/2016 (A)	1,490	1,491
1.193%, 06/01/2018 (A)	1,300	1,298
Lloyds Bank(A)
1.584%, 05/14/2025	1,200	1,195
1.175%, 03/16/2018	1,250	1,247
Manufacturers & Traders Trust
1.400%, 07/25/2017	1,150	1,153
1.015%, 07/25/2017 (A)	950	950
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	740	744
Mizuho Bank
1.090%, 09/25/2017 (A)(B)	3,240	3,233
Morgan Stanley
1.565%, 01/24/2019 (A)	750	755

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
5.950%, 12/28/2017	$550	$ 582
1.995%, 04/25/2018 (A)	1,000	1,012
1.129%, 10/18/2016 (A)	1,000	1,000
Nissan Motor Acceptance MTN(A)
1.340%, 09/26/2016 (B)	985	986
1.231%, 03/03/2017 (B)	615	616
PNC Bank
1.800%, 11/05/2018	2,565	2,590
Pricoa Global Funding I
1.350%, 08/18/2017 (B)	1,200	1,201
Principal Life Global Funding II MTN
1.125%, 02/24/2017 (B)	550	550
Principal Life Global Funding II
1.500%, 04/18/2019 (B)	500	498
Protective Life Global Funding
1.722%, 04/15/2019 (B)	1,065	1,068
Prudential Financial MTN
6.000%, 12/01/2017	2,120	2,239
1.597%, 08/15/2018 (A)	1,649	1,646
Royal Bank of Canada MTN
1.625%, 04/15/2019	1,000	1,003
Santander Bank
1.597%, 01/12/2018 (A)	1,250	1,244
Santander Holdings USA
2.275%, 11/24/2017 (A)	1,500	1,509
Santander UK MTN
1.675%, 08/24/2018 (A)	1,250	1,241
Santander UK
1.037%, 09/29/2017 (A)	1,500	1,497
Societe Generale MTN
1.726%, 10/01/2018 (A)	2,500	2,518
Standard Chartered MTN
1.319%, 04/17/2018 (A)(B)	2,000	1,990
Sumitomo Mitsui Banking MTN
1.628%, 01/18/2019 (A)	1,550	1,558
Synchrony Financial
1.989%, 02/03/2020 (A)	1,750	1,711
1.875%, 08/15/2017	760	762
Toronto-Dominion Bank
2.250%, 09/25/2019 (B)	1,575	1,608
Toronto-Dominion Bank MTN(A)
1.542%, 01/22/2019	1,180	1,187
1.255%, 07/23/2018	1,500	1,504
0.999%, 05/02/2017	690	690
Toyota Motor Credit MTN
1.550%, 07/13/2018	1,500	1,510
UBS MTN(A)
1.457%, 08/14/2019	1,750	1,754
1.340%, 03/26/2018	1,250	1,254
US Bancorp MTN
1.115%, 04/25/2019 (A)	1,400	1,398

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
US Bank MTN
1.332%, 01/29/2018 (A)	$700	$ 703
Volkswagen Group of America Finance LLC
1.281%, 05/22/2018 (A)(B)	750	746
1.251%, 11/20/2017 (A)(B)	3,000	2,990
1.250%, 05/23/2017 (B)	750	749
Volkswagen International Finance
1.241%, 11/18/2016 (A)(B)	1,260	1,260
Voya Financial
2.900%, 02/15/2018	496	506
WEA Finance LLC
1.750%, 09/15/2017 (B)	700	701
Wells Fargo MTN
1.442%, 01/22/2018 (A)	500	503
1.432%, 01/30/2020 (A)	1,250	1,259
1.400%, 09/08/2017	1,000	1,001
1.345%, 04/23/2018 (A)	1,290	1,295
Westpac Banking
1.289%, 01/17/2019 (A)	800	801

		149,502

Health Care — 3.4%
AbbVie
1.800%, 05/14/2018	1,200	1,206
Actavis Funding SCS
2.350%, 03/12/2018	1,730	1,750
1.736%, 03/12/2018 (A)	2,025	2,042
1.300%, 06/15/2017	1,250	1,247
Aetna
1.700%, 06/07/2018	1,970	1,983
Amgen
1.191%, 05/22/2017 (A)	2,280	2,282
Catholic Health Initiatives
2.600%, 08/01/2018	740	752
Celgene
2.125%, 08/15/2018	750	759
Perrigo
1.300%, 11/08/2016	265	265
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/2019	1,175	1,177
1.400%, 07/20/2018	1,400	1,397
Thermo Fisher Scientific
1.300%, 02/01/2017	415	416
Zimmer Holdings
1.450%, 04/01/2017	1,400	1,401

		16,677

Industrials — 1.0%
Air Lease
2.125%, 01/15/2018	385	385

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Caterpillar Financial Services MTN
1.517%, 02/23/2018 (A)	$1,435	$ 1,446
Fortive
1.800%, 06/15/2019 (B)	520	524
GATX
1.250%, 03/04/2017	525	525
Hutchison Whampoa International
1.625%, 10/31/2017 (B)	1,400	1,402
TTX MTN
2.250%, 02/01/2019 (B)	465	471

		4,753

Information Technology — 1.4%
Apple
1.637%, 02/22/2019 (A)	1,375	1,397
Cisco Systems
1.411%, 02/21/2018 (A)	550	553
eBay
2.500%, 03/09/2018	800	813
Fidelity National Information Services
1.450%, 06/05/2017	470	470
Hewlett Packard Enterprise
2.450%, 10/05/2017 (B)	1,750	1,765
2.393%, 10/05/2017 (A)(B)	2,215	2,233

		7,231

Materials — 0.5%
Monsanto
1.150%, 06/30/2017	1,425	1,424
0.988%, 11/07/2016 (A)	1,059	1,058

		2,482

Real Estate — 0.3%
Simon Property Group
1.500%, 02/01/2018 (B)	1,345	1,350
Ventas Realty
1.250%, 04/17/2017	285	285

		1,635

Telecommunication Services — 1.6%
AT&T
5.500%, 02/01/2018	1,700	1,796
1.561%, 06/30/2020 (A)	1,250	1,262
British Telecommunications
1.250%, 02/14/2017	655	656
Verizon Communications
2.406%, 09/14/2018 (A)	935	961
1.375%, 08/15/2019	965	964
1.127%, 08/15/2019 (A)	2,415	2,413

		8,052

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Utilities — 1.2%
Duke Energy
1.034%, 04/03/2017 (A)	$2,000	$ 2,003
Emera US Finance
2.150%, 06/15/2019 (B)	340	344
Exelon
1.550%, 06/09/2017	1,200	1,202
NextEra Energy Capital Holdings
1.649%, 09/01/2018	185	185
Southern
1.550%, 07/01/2018	650	653
1.300%, 08/15/2017	780	781
Xcel Energy
1.200%, 06/01/2017	670	670

		5,838

Total Corporate Obligations (Cost $239,662) ($ Thousands)		240,323

ASSET-BACKED SECURITIES — 26.3%
Automotive — 13.1%

Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	3,485	3,485
Ally Master Owner Trust, Ser 2014-4, Cl A1
0.908%, 06/17/2019 (A)	945	944
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	2,245	2,244
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl D
3.000%, 07/08/2019	875	888
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	1,850	1,866
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl B
1.600%, 07/08/2019	2,150	2,153
AmeriCredit Automobile Receivables Trust, Ser 2014-4, Cl A3
1.270%, 07/08/2019	875	874
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl B
1.880%, 03/09/2020	1,290	1,295
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2B
1.248%, 06/10/2019 (A)	1,085	1,085
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2A
1.520%, 06/10/2019	451	451

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	$470	$ 469
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	77	77
Bank of The West Auto Trust, Ser 2015-1, Cl A2B
0.858%, 04/16/2018 (A)(B)	544	544
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/2018 (B)	295	295
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl B
2.320%, 07/20/2018	1,225	1,229
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A2
1.180%, 12/20/2017	427	427
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A2
1.720%, 01/22/2019	890	892
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	225	225
CarMax Auto Owner Trust, Ser 2015-3, Cl A2A
1.100%, 11/15/2018	738	738
CarMax Auto Owner Trust, Ser 2016-2, Cl A2A
1.240%, 06/17/2019	1,350	1,350
Chesapeake Funding, Ser 2014-1A, Cl A
0.890%, 03/07/2026 (A)(B)	1,605	1,601
Chesapeake Funding, Ser 2015-1A, Cl B
1.448%, 02/07/2027 (A)(B)	1,330	1,329
Chrysler Capital Auto Receivables Trust, Ser 2015-BA, Cl A2
1.460%, 12/17/2018 (B)	736	737
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	327	327
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	109	109
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/2019 (B)	1,196	1,193
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/2019 (B)	527	526
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (B)	678	677
Credit Acceptance Auto Loan Trust, Ser 2014-2A, Cl A
1.880%, 03/15/2022 (B)	2,250	2,251
DT Auto Owner Trust, Ser 2015-3A, Cl A
1.660%, 03/15/2019 (B)	1,015	1,015
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A3
1.380%, 09/20/2019 (B)	700	698

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (B)	$1,965	$ 1,959
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (B)	595	593
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (B)	92	92
First Investors Auto Owner Trust, Ser 2013-1A, Cl B
1.810%, 10/15/2018 (B)	247	247
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (B)	40	40
First Investors Auto Owner Trust, Ser 2014-3A, Cl A3
1.670%, 11/16/2020 (B)	1,055	1,054
First Investors Auto Owner Trust, Ser 2014-3A, Cl A2
1.060%, 11/15/2018 (B)	84	84
First Investors Auto Owner Trust, Ser 2015-1A, Cl A2
1.210%, 04/15/2019 (B)	495	495
Flagship Credit Auto Trust, Ser 2013-2, Cl A
1.940%, 01/15/2019 (B)	201	201
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	260	260
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/2019	765	765
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	4,414	4,427
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.951%, 09/15/2018 (A)	655	655
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	205	205
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A2
0.881%, 02/15/2019 (A)	850	850
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
1.108%, 08/15/2020 (A)	170	171
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (B)	607	606
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	1,895	1,884
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	580	581

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
0.981%, 05/15/2020 (A)(B)	$1,600	$ 1,600
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.524%, 12/10/2027 (A)(B)	1,825	1,825
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A4
1.130%, 11/15/2019	899	900
Nissan Master Owner Trust Receivables, Ser 2016-A, Cl A2
1.540%, 06/15/2021	855	855
Porsche Innovative Lease Owner Trust, Ser 2014-1, Cl A3
1.030%, 11/20/2017 (B)	736	736
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/2019 (B)	182	182
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/2019 (B)	102	102
Prestige Auto Receivables Trust, Ser 2016-1A, Cl A2
1.780%, 08/15/2019 (B)	851	850
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl D
3.870%, 02/15/2018	824	824
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	984	990
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl C
1.760%, 01/15/2019	2,066	2,069
Susquehanna Auto Receivables Trust, Ser 2014-1A, Cl A3
1.000%, 02/15/2018 (B)	342	342
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	240	240
USAA Auto Owner Trust, Ser 2015-1, Cl A3
1.200%, 06/17/2019	565	565
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.837%, 07/22/2019 (A)(B)	1,250	1,247
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	287	287
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl C
2.240%, 04/15/2020 (B)	555	555
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl A2
1.170%, 03/15/2018 (B)	90	90

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl B
1.680%, 11/16/2020 (B)	$1,365	$ 1,364
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/2018 (B)	228	227
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (B)	525	524
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (B)	720	723
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	481	480
World Omni Automobile Lease Securitization Trust, Ser 2015-A, Cl A2A
1.060%, 05/15/2018	487	486

		65,226

Credit Cards — 3.9%

BA Credit Card Trust, Ser 2016-A1, Cl A
0.898%, 10/15/2021 (A)	815	817
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.841%, 12/16/2019 (A)	600	601
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
1.158%, 08/16/2021 (A)(B)	395	395
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	640	639
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/2020	3,037	3,041
Chase Issuance Trust, Ser 2012-A2, Cl A2
0.778%, 05/15/2019 (A)	200	200
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	1,894	1,895
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
0.802%, 05/26/2020 (A)	1,015	1,016
Citibank Credit Card Issuance Trust, Ser 2013-A6, Cl A6
1.320%, 09/07/2018	1,775	1,775
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	2,134	2,135
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/2019	2,270	2,273

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust, Ser 2016-A2, Cl A2
1.021%, 09/15/2021 (A)	$1,055	$ 1,061
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	2,250	2,259
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.240%, 05/26/2021 (A)(B)	1,190	1,191

		19,298

Mortgage Related Securities — 0.7%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.168%, 01/25/2035 (A)	374	369
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.208%, 10/25/2034 (A)	1,162	1,149
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-HE3, Cl M2
1.508%, 03/25/2035 (A)	929	920
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
1.488%, 08/25/2034 (A)	215	215
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.687%, 11/20/2036 (A)	394	393
Option One Mortgage Loan Trust Asset-Backed Certificates, Ser 2005-4, Cl A3
0.748%, 11/25/2035 (A)	76	76
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.988%, 02/25/2035 (A)	288	285

		3,407

Other Asset-Backed Securities — 8.6%

Apidos CLO XII, Ser 2013-12A, Cl A
1.780%, 04/15/2025 (A)(B)	1,100	1,091
Carlyle Global Market Strategies CLO, Ser 2013-2A, Cl A
1.783%, 04/18/2025 (A)(B)	325	323
Carlyle Global Market Strategies CLO, Ser 2014-2AR, Cl A1R
1.996%, 07/20/2023 (A)(B)	745	745
Cent CLO, Ser 2014-16AR, Cl A1AR
1.887%, 08/01/2024 (A)(B)	2,220	2,220
Cent CLO, Ser 2014-20A, Cl A
2.195%, 01/25/2026 (A)(B)	1,850	1,850
CIFC Funding, Ser 2013-1A, Cl A1
1.829%, 04/16/2025 (A)(B)	1,060	1,054
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (B)	142	141

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 10/15/2019	$495	$ 495
Credit-Based Asset Servicing and Securitization, Ser 2005-CB3, Cl M2
1.418%, 05/25/2035 (A)	1,717	1,700
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
2.029%, 04/18/2026 (A)(B)	1,315	1,313
Ford Credit Floorplan Master Owner Trust A, Ser 2016-4, Cl A
1.038%, 07/15/2020 (A)	730	730
Gramercy Park CLO, Ser 2014-1AR, Cl A1R
1.979%, 07/17/2023 (A)(B)	1,000	1,000
GreatAmerica Leasing Receivables Funding LLC, Ser 2015-1, Cl A3
1.540%, 07/20/2018 (B)	2,440	2,446
GreatAmerica Leasing Receivables Funding LLC, Ser 2016-1, Cl A2
1.570%, 05/21/2018 (B)	1,135	1,136
Green Tree Agency Advance Funding Trust, Ser 2015-T1, Cl AT1
2.302%, 10/15/2046 (B)	605	605
GSAMP Trust, Ser 2006-HE1, Cl A2D
0.798%, 01/25/2036 (A)	2,200	2,146
ING IM CLO, Ser 2014-1A, Cl A1
2.179%, 04/18/2026 (A)(B)	1,310	1,310
ING IM CLO, Ser 2014-1RA, Cl A1R
1.856%, 03/14/2022 (A)(B)	424	424
Kubota Credit Owner Trust, Ser 2016-1A, Cl A2
1.250%, 04/15/2019 (B)	310	310
Limerock CLO II, Ser 2014-2A, Cl A
2.179%, 04/18/2026 (A)(B)	1,250	1,250
Madison Park Funding, Ser 2007-4A, Cl A1B
0.924%, 03/22/2021 (A)(B)	580	568
Magnetite CLO IX, Ser 2014-9A, Cl A1
2.135%, 07/25/2026 (A)(B)	1,265	1,265
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A3
1.030%, 12/11/2017 (B)	141	141
Nationstar HECM Loan Trust, Ser 2015-2A, Cl A
2.883%, 11/25/2025 (B)	193	193
Nationstar HECM Loan Trust, Ser 2016-1A, Cl A
2.981%, 02/25/2026 (B)	230	230
Nationstar HECM Loan Trust, Ser 2016-2A, Cl A
2.239%, 06/25/2026 (B)	399	399
Nationstar HECM Loan Trust, Ser 2016-3A, Cl A
2.013%, 08/25/2026 (B)	160	160
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.738%, 03/25/2021 (A)	597	596
Navient Student Loan Trust, Ser 2015-1, Cl A1
0.788%, 09/26/2022 (A)	975	974

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NRZ Advance Receivables Trust Advance Receivables Backed, Ser 2015-T2, Cl AT2
3.302%, 08/17/2048 (B)	$755	$ 758
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (B)	574	572
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (B)	365	365
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.799%, 07/17/2025 (A)(B)	1,000	990
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.816%, 04/20/2025 (A)(B)	690	684
Race Point VI CLO, Ser 2014-6RA, Cl BR
2.975%, 05/24/2023 (A)(B)	1,650	1,651
SLM Student Loan Trust, Ser 2003-14, Cl A5
0.945%, 01/25/2023 (A)	206	205
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.825%, 07/27/2026 (A)	601	596
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.835%, 01/27/2025 (A)	229	229
SLM Student Loan Trust, Ser 2006-1, Cl A4
0.805%, 07/25/2019 (A)	197	196
SLM Student Loan Trust, Ser 2006-4, Cl A5
0.815%, 10/27/2025 (A)	629	628
SpringCastle America Funding LLC, Ser 2014-AA, Cl A
2.700%, 05/25/2023 (B)	1,258	1,259
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	610	611
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Ser 2015-T2, Cl AT2
2.620%, 01/15/2047 (B)	1,110	1,110
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.754%, 07/25/2036 (A)(B)	609	607
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.638%, 02/25/2036 (A)	224	224
Symphony CLO VIII, Ser 2014-8AR, Cl BR
2.367%, 01/09/2023 (A)(B)	1,660	1,654
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (B)	1,250	1,250
Voya CLO, Ser 2014-1RA, Cl A2R
2.506%, 03/14/2022 (A)(B)	1,400	1,400
Voya CLO, Ser 2014-3A, Cl A1
2.058%, 07/25/2026 (A)(B)	910	909

		42,713

Total Asset-Backed Securities (Cost $130,649) ($ Thousands)		130,644

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 15.3%
Agency Mortgage-Backed Obligations — 6.2%
FHLMC
5.000%, 06/01/2026	$599	$ 623
1.000%, 09/29/2017	1,135	1,138
FHLMC ARM
2.485%, 02/01/2030 (A)	105	112
2.460%, 02/01/2022 (A)	83	85
2.375%, 05/01/2036 (A)	133	141
FHLMC CMO, Ser 2003-2641, Cl KW
4.500%, 07/15/2018	1,495	1,533
FHLMC CMO, Ser 2003-2643, Cl MJ
4.500%, 07/15/2018	1,006	1,031
FHLMC CMO, Ser 2003-2644, Cl EB
4.500%, 07/15/2018	1,066	1,092
FHLMC Multifamily Structured Pass Through Certificates, Ser K011, Cl A1
2.917%, 08/25/2020	114	118
FNMA
6.000%, 01/01/2027 to 04/01/2040	360	413
5.000%, 05/01/2019 to 03/01/2025	3,819	3,943
4.500%, 05/01/2023	417	444
FNMA ARM
2.965%, 01/01/2029 (A)	15	15
2.645%, 09/01/2024 (A)	111	115
2.473%, 09/01/2024 (A)	43	44
2.462%, 11/01/2023 (A)	21	22
2.426%, 05/01/2028 (A)	28	29
2.410%, 11/01/2025 (A)	9	9
1.829%, 11/01/2021 (A)	16	17
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	37	39
FNMA CMO, Ser 2001-33, Cl FA
0.938%, 07/25/2031 (A)	25	25
FNMA CMO, Ser 2002-56, Cl MC
5.500%, 09/25/2017	46	46
FNMA CMO, Ser 2002-64, Cl FG
0.757%, 10/18/2032 (A)	29	30
FNMA CMO, Ser 2002-77, Cl CB
5.000%, 12/25/2017	46	46
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	78	79
FNMA CMO, Ser 2008-47, Cl FA
0.988%, 06/25/2023 (A)	112	113
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	1,683	1,726
FNMA TBA
3.500%, 09/01/2040	3,850	4,065
3.000%, 09/25/2026 to 10/15/2027	8,028	8,401
FNMA, Ser 2015-MA, Cl ASQ2
1.626%, 02/25/2018	231	232
FREMF Mortgage Trust, Ser 2013-K502, Cl C
3.196%, 03/25/2045 (A)(B)	550	551

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.080%, 10/25/2047 (A)(B)	$350	$ 340
GNMA ARM
1.875%, 09/20/2039 (A)	155	159
GNMA CMO, Ser 2006-47, Cl AC
5.000%, 02/16/2033	138	140
GNMA CMO, Ser 2009-10, Cl JA
4.500%, 03/16/2034	139	142
GNMA CMO, Ser 2009-113, Cl MJ
4.000%, 03/16/2023	164	166
GNMA CMO, Ser 2011-106, Cl ME
3.000%, 06/20/2038	39	39
GNMA CMO, Ser 2011-62, Cl PA
3.000%, 01/20/2040	358	359
GNMA, Ser 2010-83, Cl KB
3.437%, 11/16/2038	676	679
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	95	100
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	223	226
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.923%, 10/07/2020 (A)	1,194	1,197
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.843%, 11/06/2017 (A)	65	65
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.944%, 01/08/2020 (A)	628	629
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.894%, 02/06/2020 (A)	126	126
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.874%, 03/06/2020 (A)	53	53

		30,697

Non-Agency Mortgage-Backed Obligations — 9.1%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
1.480%, 06/15/2028 (A)(B)	1,000	999
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.230%, 07/25/2035 (A)	277	256
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.930%, 11/25/2035 (A)	39	35
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.828%, 02/25/2036 (A)	109	84

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.132%, 06/25/2035 (A)	$136	$ 127
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
3.074%, 08/25/2035 (A)	233	211
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW14, Cl A4
5.201%, 12/11/2038	462	463
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.458%, 08/15/2029 (A)(B)	960	957
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	1,249	1,284
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
1.028%, 02/25/2035 (A)	32	30
CHL Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
2.790%, 02/20/2036 (A)	191	164
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.712%, 12/10/2049 (A)	1,650	1,683
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.346%, 12/10/2049 (A)	1,031	1,066
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	75	75
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	1,019	1,023
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.030%, 09/25/2034 (A)	56	55
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.955%, 03/25/2036 (A)	222	202
COBALT CMBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	574	574
COMM Mortgage Trust, Ser 2012-9W57, Cl A
2.365%, 02/10/2029 (B)	745	747
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	107	106
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	303	302
COMM Mortgage Trust, Ser 2014-BBG, Cl A
1.308%, 03/15/2029 (A)(B)	2,970	2,945
CSMC Trust, Ser 2014-TIKI, Cl A
1.431%, 09/15/2038 (A)(B)	700	694
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	11	11

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FDIC Guaranteed Notes Trust, Ser 2010-S1, Cl 1A
1.046%, 02/25/2048 (A)(B)	$70	$ 70
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
3.924%, 07/25/2023 (A)	859	875
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M1
1.488%, 02/25/2024 (A)	166	166
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.338%, 04/25/2024 (A)	154	154
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M2
2.924%, 01/25/2025 (A)	1,231	1,243
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M1
1.774%, 03/25/2028 (A)	303	303
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.438%, 05/25/2024 (A)	438	438
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.438%, 05/25/2024 (A)	250	249
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.688%, 07/25/2024 (A)	929	931
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M1
1.638%, 05/25/2025 (A)	130	130
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.297%, 11/19/2035 (A)	254	233
GS Mortgage Securities Trust, Ser 2006-GG8, Cl A4
5.560%, 11/10/2039	26	26
GS Mortgage Securities Trust, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	43	43
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	140	140
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.322%, 07/25/2035 (A)	298	273
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.948%, 01/25/2036 (A)	308	286
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.176%, 05/25/2047 (A)	298	243
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.381%, 07/15/2029 (A)(B)	1,600	1,579

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.497%, 11/05/2030 (A)(B)	$512	$ 513
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.248%, 01/25/2035 (A)	84	76
Impac CMB Trust, Ser 2005-2, Cl 1A1
1.008%, 04/25/2035 (A)	89	81
Impac CMB Trust, Ser 2005-3, Cl A1
0.968%, 08/25/2035 (A)	82	72
Impac CMB Trust, Ser 2005-5, Cl A1
1.128%, 08/25/2035 (A)	67	59
Impac CMB Trust, Ser 2005-8, Cl 1A
1.008%, 02/25/2036 (A)	213	183
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	1,262	1,296
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A1
1.266%, 04/15/2047	1,530	1,520
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	248	248
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.408%, 10/15/2029 (A)(B)	3,005	2,947
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.642%, 08/15/2027 (A)(B)	1,225	1,224
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-CSMO, Cl A
1.758%, 01/15/2032 (A)(B)	2,550	2,549
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.807%, 08/25/2035 (A)	136	129
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.813%, 05/25/2037 (A)	175	154
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (A)	939	955
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.287%, 04/15/2041 (A)	700	732
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.758%, 04/25/2035 (A)	71	68
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.144%, 06/25/2037 (A)	320	268
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	250	252
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A2
1.972%, 08/15/2045	462	464

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	$1,380	$ 1,412
Morgan Stanley Capital I Trust, Ser 2008-T29, Cl A4FL
2.623%, 01/11/2043 (A)	487	494
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A2
2.111%, 03/15/2045	904	906
Morgan Stanley Capital I, Ser 2007-T25, Cl A3
5.514%, 11/12/2049 (A)	213	214
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	214	213
MortgageIT Trust, Ser 2005-5, Cl A1
0.748%, 12/25/2035 (A)	298	268
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.846%, 11/15/2038 (A)(B)	140	128
Paragon Mortgages, Ser 2007-15A, Cl A2C
0.854%, 12/15/2039 (A)(B)	349	320
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.312%, 07/27/2037 (A)	238	205
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
1.027%, 01/20/2035 (A)	33	30
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A)(B)	850	847
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	398	402
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	389	393
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	383	387
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 08/25/2055 (A)(B)	701	699
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	119	118
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	57	57
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	331	329
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A3
6.011%, 06/15/2045 (A)	35	35
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.517%, 03/25/2036 (A)	322	298

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	$97	$ 97
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.851%, 01/25/2035 (A)	122	122
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
3.015%, 07/25/2036 (A)	269	263
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
3.049%, 09/25/2036 (A)	142	133
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A2
2.684%, 11/15/2044	214	214
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/2045	234	234
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A2
1.765%, 12/15/2045	925	929
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	166	165

		45,177

Total Mortgage-Backed Securities (Cost $75,840) ($ Thousands)		75,874

MUNICIPAL BONDS — 5.1%
Alabama — 0.2%
Birmingham, Water Works Board, Sub-Ser C, RB
1.030%, 01/01/2017	900	900

California — 0.8%
Municipal Improvement Corp of Los Angeles, Ser A, RB
1.924%, 11/01/2017	1,455	1,467
Riverside, Pension Obligation, Ser A, RB
0.980%, 06/01/2017	1,005	1,004
University of California, Ser Y-1, RB
Callable 01/01/2017 @ 100
1.023%, 07/01/2041(A)	1,310	1,310

		3,781

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Colorado — 0.2%
Denver, City and County, Taxable Refiancing Improvement, Ser B, RB
2.700%, 08/01/2017	$395	$ 400
1.543%, 08/01/2018	350	350

		750

Florida — 0.4%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	1,200	1,224
Miami Beach Redevelopment Agency, GO
1.926%, 02/01/2017	900	902

		2,126

Illinois — 0.6%
Chicago Midway International Airport, Sub-Ser C-SUB, RB
1.796%, 01/01/2017	1,080	1,083
Saint Clair County High School District No. 201 Belleville, GO, BAM
3.500%, 04/01/2017	1,830	1,852

		2,935

Kentucky — 0.2%
Kentucky State Property & Building Commission, RB
4.440%, 11/01/2016	1,130	1,137

Maine — 0.3%
Maine Municipal Bond Bank, RB
2.404%, 06/01/2017	1,550	1,563

Massachusetts — 0.3%
Town of Belmont Massachussetts, GO
1.250%, 05/05/2017	1,565	1,568

New Jersey — 0.8%
New Jersey State, Rutgers University, Ser K, RB
1.709%, 05/01/2017	955	959
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/2016	2,800	2,802

		3,761

North Carolina — 0.4%
North Carolina State, Eastern Municipal Power Agency, RB
1.561%, 07/01/2017	2,090	2,097

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio — 0.4%
County of Lucas, Ohio, GO
1.125%, 07/12/2017	$1,935	$ 1,938

Texas — 0.5%
Harris County-Houston Sports Authority, Ser B, RB
1.324%, 11/15/2016	2,640	2,642

Total Municipal Bonds (Cost $25,167) ($ Thousands)		25,198

SOVEREIGN DEBT — 3.6%
European Investment Bank
0.875%, 04/18/2017	2,600	2,600
Export Development Canada
1.250%, 10/26/2016	2,000	2,002
Export-Import Bank of Korea
1.423%, 01/14/2017 (A)	2,200	2,203
Hydro-Quebec
1.375%, 06/19/2017	675	677
Inter-American Development Bank MTN
0.646%, 12/12/2016 (A)	4,000	4,000
International Bank for Reconstruction & Development
1.125%, 07/18/2017	849	852
Korea Development Bank
1.327%, 01/22/2017 (A)	2,950	2,949
Province of Quebec Canada MTN
0.910%, 09/04/2018 (A)	2,701	2,703

Total Sovereign Debt (Cost $17,976) ($ Thousands)		17,986

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Notes
1.375%, 06/30/2018	9,125	9,219
1.125%, 12/31/2019	3,700	3,717
0.625%, 11/30/2017	500	499

Total U.S. Treasury Obligations (Cost $13,359) ($ Thousands)		13,435

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER(C)(D) — 0.2%
Credit Suisse NY
1.013%, 12/22/2016	$1,250	$ 1,246

Total Commercial Paper (Cost $1,246) ($ Thousands)		1,246

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **†	4,001,542	4,002

Total Cash Equivalent

(Cost $4,002) ($ Thousands)		4,002

	Face Amount (Thousands)

REPURCHASE AGREEMENT(E) — 1.6%
BNP Paribas
0.330%, dated 08/31/2016, to be repurchased on 09/01/2016, repurchase price $7,900,072 (collateralized by U.S. government obligations, 2.000% - 6.500%, 06/30/2018 – 09/01/2046, par value ranging from $1,181 - $16,968,505; total market value $8,058,002)	7,900	7,900

Total Repurchase Agreement (Cost $7,900) ($ Thousands)		7,900

Total Investments — 103.9% (Cost $515,801) ($ Thousands) @		$ 516,608

The open futures contracts held by the Fund at August 31, 2016, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(42)	Dec-2016	$14
U.S. 2-Year Treasury Note	18	Jan-2017	(3)
U.S. 5-Year Treasury Note	28	Jan-2017	(7)
U.S. Long Treasury Bond	(1)	Dec-2016	–

			$4

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $497,061 ($ Thousands).
**	Rate shown is the 7-day effective yield as of August 31, 2016.
†	Investment in Affiliated Security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2016, the value of these securities amounted to $133,625 ($ Thousands), 26.9% representing of the net assets of the Fund.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2016.
(C)	The rate reported is the effective yield at time of purchase.
(D)	Securities are held in connection with a letter of credit issued by a major bank.
(E)	Tri-Party Repurchase Agreement.

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $515,801 ($ Thousands), and the unrealized appreciation and depreciation were $1,814 ($ Thousands) and ($1,007) ($ Thousands), respectively.

ARM — Adjustable Rate Mortgage

BAM — Build America Mutual

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$240,323	$–	$ 240,323
Asset-Backed Securities	–	130,644	–	130,644
Mortgage-Backed Securities	–	75,874	–	75,874
Municipal Bonds	–	25,198	–	25,198
Sovereign Debt	–	17,986	–	17,986
U.S. Treasury Obligations	–	13,435	–	13,435
Commercial Paper	–	1,246	–	1,246
Cash Equivalent	4,002	–	–	4,002
Repurchase Agreement	–	7,900	–	7,900

Total Investments in Securities	$4,002	$512,606	$–	$ 516,608

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$14	$—	$—	$ 14
Unrealized Depreciation	(10)	—	—	(10)

Total Other Financial Instruments	$4	$—	$—	$ 4

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2016 , there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016 , there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Ultra Short Duration Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended August 31, 2016.

Security Description	Value 05/31/2016	Purchases at Cost	Proceeds from Sales	Value 08/31/2016	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 1,968	$ 21,176	$ (23,144)	$ —	$ —
SEI Daily Income Trust, Government Fund, Class A	$ —	$ 38,877	$ (34,875)	$ 4,002	$ 1

Totals	$ 1,968	$ 60,053	$ (58,019)	$ 4,002	$ 1

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 95.5%
Angola — 0.3%
Republic of Angola
9.500%, 11/12/2025		$5,360	$ 5,354
9.500%, 11/12/2025 (A)		1,053	1,048
Republic of Angola via Northern Lights III
7.000%, 08/16/2019		322	322

			6,724

Argentina — 3.8%
Arcor SAIC
6.000%, 07/06/2023 (A)		247	265
Argentina Bonar Bonds(B)
29.261%, 03/11/2019	ARS	17,647	1,292
28.132%, 10/09/2017		6,490	464
27.111%, 03/01/2018		6,258	427
Argentine Bonad Bonds
2.400%, 03/18/2018		$5,903	5,659
0.750%, 02/22/2017		356	348
Cablevision
6.500%, 06/15/2021 (A)		290	302
City of Buenos Aires Argentina
7.500%, 06/01/2027 (A)		1,298	1,404
Letras del Banco Central de la Republica Argentina
28.164%, 01/18/2017 (C)	ARS	35,291	2,162
Petrobras Argentina
7.375%, 07/21/2023 (A)		$362	371
Provincia de Buenos Aires
9.950%, 06/09/2021 (A)		1,670	1,891
Provincia de Cordoba
7.125%, 06/10/2021 (A)		709	730
Republic of Argentina
12.079%, 12/15/2035 (B)		1,548	160
8.280%, 12/31/2033		12,156	13,949
8.280%, 12/31/2033		4,960	5,545
7.820%, 12/31/2033	EUR	6,636	7,801
7.820%, 12/31/2033		16,071	19,125
7.625%, 04/22/2046		$54	61
7.500%, 04/22/2026		1,156	1,289
7.500%, 04/22/2026		1,001	1,116
7.125%, 07/06/2036		1,473	1,564
6.875%, 04/22/2021		376	408
6.875%, 04/22/2021		969	1,051
6.250%, 04/22/2019		150	160
6.250%, 04/22/2019		150	160
4.191%, 12/15/2035 (B)	EUR	15,505	1,796
3.380%, 03/31/2019 (D)(E)		1,339	943
2.500%, 03/31/2019 (D)(E)		$3,350	2,337
0.044%, 12/15/2035 (B)		14,639	1,556
YPF
8.750%, 04/04/2024 (A)		702	749
8.500%, 07/28/2025 (A)		3,178	3,395

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
YPF MTN
31.354%, 07/07/2020 (A)(B)		$700	$ 773

			79,253

Armenia — 0.2%
Republic of Armenia
7.150%, 03/26/2025 (A)		3,222	3,465

Azerbaijan — 1.1%
Republic of Azerbaijan
4.750%, 03/18/2024 (A)		2,183	2,243
Southern Gas Corridor
6.875%, 03/24/2026		4,516	5,064
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		7,238	7,091
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		1,460	1,590
6.950%, 03/18/2030		6,829	7,392

			23,380

Bahrain — 0.0%
Republic of Bahrain
7.000%, 01/26/2026 (A)		815	864

Belize — 0.1%
Republic of Belize
5.000%, 08/20/2017 (E)		3,437	1,933

Bermuda — 0.2%
Government of Bermuda
4.854%, 02/06/2024		2,950	3,230

Brazil — 8.4%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (A)		720	775
6.500%, 06/10/2019		100	108
Braskem Finance
5.750%, 04/15/2021		2,472	2,589
Brazil Letras do Tesouro Nacional(C)
17.750%, 07/01/2019	BRL	16,870	3,788
14.859%, 01/01/2020		32,000	6,773
13.432%, 01/01/2019		150,566	35,719
11.776%, 07/01/2018		25,343	6,333
9.465%, 01/01/2018		72,123	19,015
7.672%, 10/01/2016		15,077	4,609
2.210%, 01/01/2019		3,701	875
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$289	285
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		2,892	2,791
5.333%, 02/15/2028		2,028	1,957
Brazil Notas do Tesouro Nacional Serie B
6.000%, 08/15/2022	BRL	5,000	4,510

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.000%, 05/15/2035	BRL	1,000	$ 936
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2019		1,314	389
10.000%, 01/01/2021		25,497	7,360
10.000%, 01/01/2023		18,054	5,088
10.000%, 01/01/2025		71,910	19,926
10.000%, 01/01/2027		29,806	8,107
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2017		5,917	1,806
BRF
4.750%, 05/22/2024		$2,100	2,195
Cosan Luxembourg
7.000%, 01/20/2027		380	400
ESAL GmbH
6.250%, 02/05/2023 (A)		343	346
Federal Republic of Brazil
8.250%, 01/20/2034		3,130	4,108
7.125%, 01/20/2037		878	1,045
6.000%, 04/07/2026		1,516	1,692
5.625%, 01/07/2041		2,170	2,192
5.625%, 02/21/2047		3,869	3,908
5.000%, 01/27/2045		6,724	6,253
4.875%, 01/22/2021		738	784
4.250%, 01/07/2025		268	268
2.625%, 01/05/2023		1,326	1,236
GTL Trade Finance
5.893%, 04/29/2024 (A)		306	304
JBS Investments GmbH
7.750%, 10/28/2020		1,300	1,381
Klabin Finance
5.250%, 07/16/2024		735	740
Marfrig Holdings Europe
8.000%, 06/08/2023 (A)		740	769
8.000%, 06/08/2023		200	208
Marfrig Overseas
9.500%, 05/04/2020 (A)		1,505	1,552
Minerva Luxembourg
7.750%, 01/31/2023		2,100	2,209
Petrobras Global Finance
8.750%, 05/23/2026		1,988	2,182
8.375%, 05/23/2021		2,596	2,793
Petrobras International Finance
5.375%, 01/27/2021		3,020	2,911
Vale Overseas
6.250%, 08/10/2026		1,029	1,065

			174,280

Cameroon — 0.3%
Republic of Cameroon
9.500%, 11/19/2025		4,875	5,387

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Chile — 1.0%
Banco del Estado de Chile MTN
3.875%, 02/08/2022 (A)		$250	$ 266
Banco del Estado de Chile
4.125%, 10/07/2020 (A)		300	321
4.125%, 10/07/2020		160	171
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	90,000	143
6.000%, 01/01/2022		1,170,000	1,911
Bonos del Banco Central de Chile en Pesos
6.000%, 02/01/2021		1,050,000	1,687
6.000%, 03/01/2022		980,000	1,635
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		$1,732	1,708
Empresa Nacional del Petroleo
4.375%, 10/30/2024 (A)		716	759
3.750%, 08/05/2026 (A)		516	528
Nacional del Cobre de Chile
6.150%, 10/24/2036 (A)		569	674
6.150%, 10/24/2036		384	455
5.625%, 09/21/2035		1,760	1,999
4.875%, 11/04/2044 (A)		2,120	2,205
4.500%, 09/16/2025 (A)		954	1,007
3.875%, 11/03/2021		426	451
Republic of Chile
5.500%, 08/05/2020	CLP	413,000	652
3.125%, 03/27/2025		$546	589
3.125%, 01/21/2026		2,982	3,206
VTR Finance
6.875%, 01/15/2024 (A)		144	151

			20,518

China — 0.5%
CNOOC Finance 2015
3.500%, 05/05/2025		297	310
Sinochem Overseas Capital
4.500%, 11/12/2020		3,067	3,323
Sinopec Capital 2013
3.125%, 04/24/2023 (A)		515	533
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (A)		1,000	1,108
Sinopec Group Overseas Development 2016
3.500%, 05/03/2026 (A)		1,634	1,726
2.750%, 05/03/2021 (A)		1,634	1,681
Three Gorges Finance I Cayman Islands
3.150%, 06/02/2026 (A)		620	639

			9,320

Colombia — 5.7%
Bogota Distrito Capital
9.750%, 07/26/2028 (A)	COP	10,018,000	3,455
9.750%, 07/26/2028		794,000	274

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Colombian TES
11.000%, 07/24/2020	COP	19,417,700	$ 7,428
10.000%, 07/24/2024		11,725,800	4,587
7.750%, 09/18/2030		34,591,900	11,906
7.500%, 08/26/2026		25,728,500	8,734
7.000%, 09/11/2019		24,614,000	8,331
7.000%, 05/04/2022		51,555,600	17,318
Ecopetrol
7.375%, 09/18/2043		$577	623
5.875%, 09/18/2023		1,567	1,702
5.875%, 05/28/2045		1,264	1,183
5.375%, 06/26/2026		2,415	2,482
Emgesa ESP
8.750%, 01/25/2021	COP	940,000	311
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021		4,738,000	1,510
7.625%, 09/10/2024 (A)		2,224,000	678
7.625%, 09/10/2024 (A)		1,827,000	557
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,408,000	427
7.875%, 08/12/2024		1,095,000	332
Pacific Exploration and Production(D)
5.625%, 01/19/2025 (A)		$2,820	493
5.375%, 01/26/2019		1,370	240
Republic of Colombia
9.850%, 06/28/2027	COP	994,000	404
9.850%, 06/28/2027		7,914,000	3,215
8.125%, 05/21/2024		$300	394
7.750%, 04/14/2021	COP	3,729,000	1,323
7.375%, 01/27/2017		$2,935	3,003
7.375%, 09/18/2037		4,138	5,554
6.125%, 01/18/2041		5,645	6,809
6.000%, 04/28/2028	COP	29,591,900	8,865
5.625%, 02/26/2044		$800	923
5.000%, 11/21/2018	COP	9,902,300	3,222
5.000%, 06/15/2045		$274	297
4.375%, 07/12/2021		3,012	3,257
4.375%, 03/21/2023	COP	7,800,000	2,337
4.000%, 02/26/2024		$2,912	3,065
2.625%, 03/15/2023		599	588
Republic of Colombia MTN
3.875%, 03/22/2026	EUR	1,446	1,816

			117,643

Costa Rica — 1.2%
Banco Nacional de Costa Rica
6.250%, 11/01/2023		$431	452
6.250%, 11/01/2023 (A)		290	304
5.875%, 04/25/2021 (A)		799	838
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	424
6.375%, 05/15/2043		290	251

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Republic of Costa Rica
7.158%, 03/12/2045		$3,609	$ 3,988
7.158%, 03/12/2045 (A)		1,585	1,751
7.158%, 03/12/2045		6,575	7,265
7.000%, 04/04/2044		3,407	3,731
7.000%, 04/04/2044 (A)		3,031	3,319
4.375%, 04/30/2025 (A)		337	331
4.375%, 04/30/2025		376	369
4.250%, 01/26/2023		2,633	2,613

			25,636

Croatia — 1.3%
Republic of Croatia
6.750%, 11/05/2019		755	832
6.625%, 07/14/2020		4,762	5,284
6.375%, 03/24/2021		2,540	2,826
6.375%, 03/24/2021 (A)		6,145	6,837
6.000%, 01/26/2024		1,300	1,460
6.000%, 01/26/2024 (A)		2,801	3,146
5.875%, 07/09/2018	EUR	170	208
5.500%, 04/04/2023		$2,200	2,404
5.500%, 04/04/2023 (A)		858	937
3.000%, 03/11/2025	EUR	2,910	3,238

			27,172

Dominican Republic — 1.3%
Republic of Dominican Republic
15.950%, 06/04/2021	DOP	4,500	118
11.500%, 05/10/2024		67,000	1,542
11.000%, 01/05/2018		7,560	167
11.000%, 07/30/2021 (A)		67,030	1,490
9.040%, 01/23/2018		$439	462
8.625%, 04/20/2027		2,098	2,544
7.450%, 04/30/2044		1,324	1,589
7.450%, 04/30/2044 (A)		2,143	2,571
6.875%, 01/29/2026		1,204	1,391
6.850%, 01/27/2045		525	596
6.850%, 01/27/2045 (A)		5,005	5,681
5.875%, 04/18/2024		380	407
5.875%, 04/18/2024 (A)		5,840	6,263
5.500%, 01/27/2025		1,620	1,717

			26,538

Ecuador — 1.1%
EP PetroEcuador via Noble Sovereign Funding I
6.270%, 09/24/2019 (B)		1,726	1,676
Republic of Ecuador
10.750%, 03/28/2022 (A)		1,204	1,234
10.500%, 03/24/2020 (A)		5,841	5,958
10.500%, 03/24/2020		1,924	1,962
7.950%, 06/20/2024		14,206	12,590

			23,420

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Egypt — 0.1%
Arab Republic of Egypt
5.875%, 06/11/2025 (A)		$2,788	$ 2,635

El Salvador — 0.7%
Republic of El Salvador
7.750%, 01/24/2023		2,292	2,544
7.650%, 06/15/2035		3,424	3,647
7.625%, 02/01/2041		1,355	1,426
7.375%, 12/01/2019		884	946
6.375%, 01/18/2027 (A)		1,135	1,158
6.375%, 01/18/2027		2,871	2,928
5.875%, 01/30/2025 (A)		828	834
5.875%, 01/30/2025		545	549

			14,032

Ethiopia — 0.0%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)		690	673

Gabon — 0.4%
Republic of Gabon
8.200%, 12/12/2017		520	539
6.950%, 06/16/2025 (A)		1,225	1,146
6.375%, 12/12/2024		4,944	4,584
6.375%, 12/12/2024 (A)		1,174	1,089

			7,358

Georgia — 0.1%
Republic of Georgia
6.875%, 04/12/2021 (A)		888	990

Ghana — 0.8%
Republic of Ghana
10.750%, 10/14/2030 (A)		2,539	2,866
10.750%, 10/14/2030		8,508	9,605
8.500%, 10/04/2017 (A)		180	184
7.875%, 08/07/2023		4,294	3,956

			16,611

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/2024 (A)		1,370	1,425
Comcel Trust via Comunicaciones Celulares
6.875%, 02/06/2024		540	561

			1,986

Hungary — 3.9%
Magyar Export-Import Bank Zrt
4.000%, 01/30/2020 (A)		1,144	1,178
Republic of Hungary
7.625%, 03/29/2041		12,370	18,864
7.000%, 06/24/2022	HUF	703,840	3,188
6.750%, 10/22/2028		1,065,450	5,245
6.375%, 03/29/2021		$7,113	8,198

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.250%, 01/29/2020		$1,650	$ 1,850
6.000%, 11/24/2023	HUF	4,307,070	19,079
5.750%, 11/22/2023		$6,393	7,452
5.500%, 06/24/2025	HUF	2,172,010	9,481
5.375%, 02/21/2023		$3,990	4,523
5.375%, 03/25/2024		1,519	1,741

			80,799

India — 0.1%
Bharti Airtel International Netherlands
5.125%, 03/11/2023		2,275	2,501

Indonesia — 9.4%
Majapahit Holding
7.875%, 06/29/2037		387	513
7.875%, 06/29/2037 (A)		215	285
Pelabuhan Indonesia III
4.875%, 10/01/2024		1,858	2,014
Pertamina Persero
6.500%, 05/27/2041 (A)		820	954
6.000%, 05/03/2042 (A)		1,344	1,480
5.250%, 05/23/2021		575	626
4.875%, 05/03/2022 (A)		550	592
Pertamina Persero MTN
6.450%, 05/30/2044 (A)		1,285	1,481
5.625%, 05/20/2043		3,357	3,533
Perusahaan Listrik Negara MTN
5.250%, 10/24/2042		1,080	1,107
Republic of Indonesia
12.800%, 06/15/2021	IDR	230,000	21
11.000%, 09/15/2025		2,000,000	188
9.000%, 03/15/2029		253,606,000	21,537
8.750%, 05/15/2031		161,729,000	13,616
8.500%, 10/12/2035		$800	1,212
8.375%, 03/15/2024	IDR	359,246,000	28,951
8.375%, 09/15/2026		133,583,000	10,931
8.375%, 03/15/2034		151,217,000	12,323
8.250%, 07/15/2021		16,999,000	1,357
8.250%, 06/15/2032		5,900,000	476
8.250%, 05/15/2036		147,843,000	12,031
7.875%, 04/15/2019		13,000,000	1,007
7.750%, 01/17/2038		$6,451	9,304
7.750%, 01/17/2038		1,793	2,586
7.000%, 05/15/2022	IDR	168,500,000	12,697
7.000%, 05/15/2027		2,500,000	187
6.625%, 05/15/2033		45,270,000	3,098
6.625%, 02/17/2037		$2,082	2,722
6.125%, 05/15/2028	IDR	18,170,000	1,238
5.625%, 05/15/2023		71,594,000	4,981
4.875%, 05/05/2021 (A)		$200	221
4.875%, 05/05/2021		2,640	2,917
3.375%, 07/30/2025	EUR	2,570	3,114

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Republic of Indonesia MTN
11.625%, 03/04/2019 (A)	$2,500	$ 3,094
11.625%, 03/04/2019	258	319
11.625%, 03/04/2019	1,006	1,245
6.750%, 01/15/2044	500	684
6.750%, 01/15/2044 (A)	245	335
5.950%, 01/08/2046	281	356
5.875%, 01/15/2024	4,183	4,947
5.875%, 01/15/2024 (A)	1,500	1,774
5.875%, 01/15/2024	5,475	6,475
5.250%, 01/17/2042	867	997
5.125%, 01/15/2045 (A)	1,022	1,167
4.750%, 01/08/2026 (A)	6,497	7,243
4.125%, 01/15/2025	2,405	2,558
3.375%, 04/15/2023 (A)	3,263	3,361

		193,855

Iraq — 0.4%
Republic of Iraq
5.800%, 01/15/2028	10,506	8,497

Ivory Coast — 1.0%
Government of Ivory Coast
6.375%, 03/03/2028 (A)	3,225	3,371
5.750%, 12/31/2032	12,310	12,238
5.750%, 12/31/2032	3,527	3,506
5.375%, 07/23/2024 (A)	1,503	1,499

		20,614

Jamaica — 0.4%
Digicel Group
8.250%, 09/30/2020	1,750	1,584
8.250%, 09/30/2020 (A)	289	262
7.125%, 04/01/2022 (A)	1,317	1,067
Government of Jamaica
8.000%, 03/15/2039	1,846	2,169
7.875%, 07/28/2045	680	792
7.625%, 07/09/2025	1,154	1,344
6.750%, 04/28/2028	1,732	1,966

		9,184

Kazakhstan — 0.7%
Development Bank of Kazakhstan
4.125%, 12/10/2022	880	860
KazAgro National Management Holding MTN
4.625%, 05/24/2023	420	401
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042	500	540
6.375%, 10/06/2020 (A)	660	709
KazMunaiGaz Finance Sub
7.000%, 05/05/2020	1,391	1,531
KazMunaiGaz Finance Sub MTN
6.375%, 04/09/2021	2,856	3,123

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
KazMunayGas National
7.000%, 05/05/2020 (A)		$1,093	$ 1,203
Republic of Kazakhstan MTN
6.500%, 07/21/2045		1,270	1,586
5.125%, 07/21/2025		930	1,045
5.125%, 07/21/2025 (A)		680	764
Republic of Kazakhstan
3.875%, 10/14/2024 (A)		1,311	1,357
Samruk-Energy MTN
3.750%, 12/20/2017		700	699
Zhaikmunai LLP
6.375%, 02/14/2019 (A)		458	424
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019 (A)		669	624

			14,866

Kenya — 0.6%
Kenya Infrastructure Bond
12.500%, 05/12/2025	KES	76,000	725
11.000%, 09/15/2025		295,000	2,678
11.000%, 10/12/2026		40,000	357
11.000%, 03/15/2027		161,850	1,448
Republic of Kenya
6.875%, 06/24/2024 (A)		$1,853	1,809
6.875%, 06/24/2024		4,364	4,261
5.875%, 06/24/2019 (A)		1,182	1,206

			12,484

Lithuania — 0.0%
Republic of Lithuania
7.375%, 02/11/2020 (A)		251	297

Malaysia — 3.8%
1MDB Global Investments
4.400%, 03/09/2023		6,000	5,070
Government of Malaysia
5.248%, 09/15/2028	MYR	1,050	290
4.935%, 09/30/2043		4,500	1,177
4.498%, 04/15/2030		1,540	401
4.392%, 04/15/2026		12,223	3,181
4.378%, 11/29/2019		1,800	462
4.232%, 06/30/2031		7,400	1,888
4.181%, 07/15/2024		17,412	4,471
4.160%, 07/15/2021		9,850	2,533
4.048%, 09/30/2021		5,020	1,285
4.012%, 09/15/2017		600	150
3.955%, 09/15/2025		47,416	11,955
3.900%, 11/30/2026		1,700	430
3.892%, 03/15/2027		2,325	576
3.889%, 07/31/2020		10,760	2,726
3.844%, 04/15/2033		1,960	465
3.800%, 08/17/2023		3,000	755
3.795%, 09/30/2022		13,000	3,275

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.654%, 10/31/2019	MYR	22,840	$ 5,735
3.580%, 09/28/2018		10,125	2,543
3.502%, 05/31/2027		1,050	251
3.492%, 03/31/2020		7,580	1,891
3.480%, 03/15/2023		19,004	4,688
3.418%, 08/15/2022		10,253	2,529
3.314%, 10/31/2017		13,058	3,249
3.260%, 03/01/2018		25,790	6,427
Malaysia Government Investment Issue
4.070%, 09/30/2026		22,700	5,800
Petronas Capital MTN
4.500%, 03/18/2045 (A)		$351	409
3.500%, 03/18/2025 (A)		3,976	4,265

			78,877

Mexico — 8.4%
Alfa
6.875%, 03/25/2044		2,325	2,602
America Movil
7.125%, 12/09/2024	MXN	23,310	1,231
6.000%, 06/09/2019		14,350	750
Banco Nacional de Comercio Exterior SNC
3.800%, 08/11/2026 (A)(B)		$1,064	1,069
BBVA Bancomer
6.750%, 09/30/2022 (A)		500	568
Cemex
7.750%, 04/16/2026 (A)		3,025	3,426
6.125%, 05/05/2025 (A)		229	241
5.700%, 01/11/2025 (A)		245	253
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,619
5.750%, 02/14/2042 (A)		$570	626
4.875%, 01/15/2024 (A)		288	310
Fermaca Enterprises S de RL
6.375%, 03/30/2038 (A)		723	753
Mexican Bonos, Ser M20
8.000%, 12/07/2023	MXN	26	2
Mexican Bonos
10.000%, 12/05/2024		368,682	24,980
10.000%, 11/20/2036		65,357	4,922
8.500%, 12/13/2018		46,763	2,649
8.500%, 05/31/2029		149,407	9,623
8.500%, 11/18/2038		134,752	8,947
7.750%, 05/29/2031		169,342	10,355
7.750%, 11/23/2034		84,172	5,172
7.750%, 11/13/2042		33,673	2,103
7.500%, 06/03/2027		32,192	1,914
6.500%, 06/10/2021		102,930	5,658
6.500%, 06/09/2022		134,701	7,431
5.000%, 12/11/2019		150,340	7,862
4.750%, 06/14/2018		74,329	3,910

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mexican Udibonos
2.000%, 06/09/2022	MXN	1,752	$ 491
Mexico Government International Bond
4.350%, 01/15/2047		$1,607	1,657
Petroleos Mexicanos
9.500%, 09/15/2027		215	263
7.190%, 09/12/2024	MXN	102,190	4,944
6.625%, 06/15/2035		$7,893	8,546
6.625%, 06/15/2038		2,871	3,055
6.500%, 06/02/2041		1,655	1,754
6.375%, 02/04/2021 (A)		441	488
6.375%, 01/23/2045		1,025	1,079
6.000%, 03/05/2020		452	495
5.750%, 03/01/2018		670	704
5.500%, 01/21/2021		17	18
5.500%, 06/27/2044		1,193	1,133
4.875%, 01/24/2022		370	385
4.875%, 01/18/2024		2,252	2,336
3.500%, 01/30/2023		47	46
Petroleos Mexicanos MTN
6.875%, 08/04/2026		6,279	7,299
6.875%, 08/04/2026 (A)		1,830	2,127
6.375%, 01/23/2045 (A)		1,016	1,070
5.625%, 01/23/2046		1,431	1,383
4.250%, 01/15/2025		4,725	4,725
4.250%, 01/15/2025		2,146	2,146
2.750%, 04/21/2027	EUR	1,500	1,512
Sixsigma Networks Mexico
8.250%, 11/07/2021 (A)		$668	671
Trust F
6.950%, 01/30/2044		2,190	2,384
United Mexican States MTN
6.050%, 01/11/2040		482	624
4.125%, 01/21/2026		3,667	4,020
3.625%, 03/15/2022		1,713	1,827
United Mexican States
5.750%, 10/12/2110		478	545
4.600%, 01/23/2046		3,782	4,089
4.000%, 10/02/2023		170	185
3.600%, 01/30/2025		1,094	1,160

			173,137

Mongolia — 0.3%
Development Bank of Mongolia MTN
5.750%, 03/21/2017		1,138	1,024
Government of Mongolia MTN
10.875%, 04/06/2021 (A)		2,473	2,473
5.125%, 12/05/2022		3,400	2,838
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020		470	426
9.375%, 05/19/2020 (A)		453	410

			7,171

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Montenegro — 0.0%
Republic of Montenegro
5.750%, 03/10/2021 (A)	EUR	742	$ 864

Morocco — 0.1%
Kingdom of Morocco
5.500%, 12/11/2042		$1,300	1,527
4.250%, 12/11/2022 (A)		632	673
OCP
6.875%, 04/25/2044 (A)		605	711

			2,911

Namibia — 0.1%
Namibia International Bonds
5.250%, 10/29/2025 (A)		1,529	1,623

Netherlands — 0.0%
GTH Finance
7.250%, 04/26/2023 (A)		482	519

Nigeria — 0.1%
Republic of Nigeria
6.750%, 01/28/2021		1,112	1,137

Oman — 0.2%
Oman Government International Bond
4.750%, 06/15/2026		2,565	2,653
4.750%, 06/15/2026 (A)		1,404	1,452

			4,105

Panama — 1.1%
Panama Notas del Tesoro
4.875%, 02/05/2021		840	907
Republic of Panama
9.375%, 01/16/2023		595	797
9.375%, 04/01/2029		6,288	9,872
8.875%, 09/30/2027		1,963	2,964
8.125%, 04/28/2034		2,249	3,312
6.700%, 01/26/2036		1,095	1,525
4.300%, 04/29/2053		140	152
3.875%, 03/17/2028		319	350
3.750%, 03/16/2025		3,084	3,339

			23,218

Paraguay — 0.4%
Republic of Paraguay
6.100%, 08/11/2044 (A)		1,280	1,472
6.100%, 08/11/2044		4,262	4,901
5.000%, 04/15/2026		1,281	1,406
4.625%, 01/25/2023		293	313
Telefonica Celular del Paraguay
6.750%, 12/13/2022		900	934
6.750%, 12/13/2022		200	207

			9,233

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Peru — 1.7%
Abengoa Transmission Sur
6.875%, 04/30/2043 (A)		327	$ 348
Peru Enhanced Pass-Through Finance(C)
4.978%, 06/02/2025 (A)		1,000	790
1.273%, 05/31/2018		108	104
1.223%, 05/31/2018 (A)		122	118
Republic of Peru
8.750%, 11/21/2033		246	400
8.200%, 08/12/2026	PEN	9,555	3,350
6.950%, 08/12/2031		10,193	3,275
6.950%, 08/12/2031		11,546	3,709
6.850%, 02/12/2042		882	273
6.550%, 03/14/2037		$3,080	4,343
5.700%, 08/12/2024	PEN	4,658	1,403
5.700%, 08/12/2024 (A)		14,227	4,285
4.125%, 08/25/2027		$109	124
3.750%, 03/01/2030	EUR	8,818	11,589
Southern Copper
3.875%, 04/23/2025		$873	874

			34,985

Philippines — 0.1%
Development Bank of Philippines
5.500%, 03/25/2021		370	424
Republic of Philippines
3.900%, 11/26/2022	PHP	52,000	1,152

			1,576

Poland — 4.7%
Republic of Poland
5.750%, 09/23/2022	PLN	31,934	9,728
5.750%, 04/25/2029		2,570	846
5.250%, 10/25/2020		27,025	7,796
5.125%, 04/21/2021		$2,555	2,901
5.000%, 03/23/2022		2,108	2,412
4.000%, 10/25/2023	PLN	35,525	9,961
4.000%, 01/22/2024		$609	676
3.250%, 07/25/2025	PLN	42,012	11,224
3.250%, 04/06/2026		$819	869
3.000%, 03/17/2023		332	346
2.750%, 08/25/2023	PLN	20,857	6,804
2.750%, 04/25/2028		4,920	1,237
2.500%, 07/25/2026		63,124	15,784
1.750%, 07/25/2021		52,047	13,056
1.707%, 10/25/2018 (C)		29,010	7,159
1.500%, 04/25/2020		29,774	7,496

			98,295

Qatar — 0.6%
Ooredoo International Finance MTN
7.875%, 06/10/2019		$873	1,015
State of Qatar
9.750%, 06/15/2030		3,537	5,937

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.400%, 01/20/2040		$3,463	$ 4,766

			11,718

Romania — 1.3%
Government of Romania
5.850%, 04/26/2023	RON	17,150	5,144
4.750%, 02/24/2025		22,285	6,349
3.500%, 12/19/2022		4,965	1,313
Government of Romania MTN
6.750%, 02/07/2022 (A)		$1,771	2,140
6.750%, 02/07/2022		1,426	1,723
6.125%, 01/22/2044 (A)		1,018	1,369
6.125%, 01/22/2044		6,400	8,608
4.875%, 01/22/2024 (A)		284	324
4.875%, 01/22/2024		296	338
4.375%, 08/22/2023		540	596

			27,904

Russia — 4.7%
Alfa Bank via Alfa Bond Issuance
7.750%, 04/28/2021		2,600	2,954
Ritekro
14.548%, 11/07/2022 (C)(F)		538	269
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	116,649	1,799
7.600%, 04/14/2021		525,649	7,811
7.600%, 07/20/2022		470,208	6,974
7.500%, 03/15/2018		366,156	5,509
7.500%, 02/27/2019		391,835	5,852
7.400%, 06/14/2017		62,060	939
7.050%, 01/19/2028		614,646	8,725
7.000%, 01/25/2023		201,476	2,902
7.000%, 08/16/2023		309,500	4,452
6.800%, 12/11/2019		593,513	8,626
6.700%, 05/15/2019		386,027	5,639
6.500%, 11/24/2021 (E)		24,270	344
6.400%, 05/27/2020		30,690	439
6.200%, 01/31/2018		205,553	3,041
Russian Foreign Bond - Eurobond
5.875%, 09/16/2043		$1,000	1,182
5.625%, 04/04/2042		2,800	3,205
5.000%, 04/29/2020 (A)		1,637	1,762
4.875%, 09/16/2023		11,000	12,032
3.250%, 04/04/2017		800	807
Russian Railways via RZD Capital
5.700%, 04/05/2022		2,400	2,591
Vnesheconombank via VEB Finance
6.902%, 07/09/2020		1,635	1,770
6.800%, 11/22/2025		2,476	2,699
6.800%, 11/22/2025 (A)		600	654
5.450%, 11/22/2017 (A)		340	350
5.450%, 11/22/2017		110	113

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		$1,990	$ 2,154
6.800%, 11/22/2025		2,435	2,654

			98,248

Senegal — 0.3%
Republic of Senegal
8.750%, 05/13/2021		1,390	1,578
8.750%, 05/13/2021 (A)		200	227
6.250%, 07/30/2024 (A)		530	542
6.250%, 07/30/2024		4,599	4,703

			7,050

Serbia — 0.6%
Republic of Serbia
7.250%, 09/28/2021		7,026	8,141
7.250%, 09/28/2021 (A)		300	348
5.875%, 12/03/2018 (A)		640	678
4.875%, 02/25/2020		3,597	3,741

			12,908

Slovenia — 1.0%
Republic of Slovenia
5.850%, 05/10/2023		1,730	2,049
5.850%, 05/10/2023		4,520	5,352
5.250%, 02/18/2024		10,996	12,715

			20,116

South Africa — 5.6%
Eskom Holdings SOC
7.125%, 02/11/2025		2,530	2,511
7.125%, 02/11/2025 (A)		4,174	4,143
Republic of South Africa
10.500%, 12/21/2026	ZAR	378,933	28,181
8.875%, 02/28/2035		49,900	3,201
8.750%, 01/31/2044		18,377	1,138
8.750%, 02/28/2048		131,691	8,127
8.500%, 06/23/2017		$2,100	2,211
8.500%, 01/31/2037	ZAR	186,758	11,411
8.250%, 03/31/2032		73,355	4,477
8.000%, 12/21/2018		9,478	643
8.000%, 01/31/2030		207,828	12,617
7.750%, 02/28/2023		152,091	9,844
7.250%, 01/15/2020		11,101	731
7.000%, 02/28/2031		137,144	7,557
6.750%, 03/31/2021		80,778	5,131
6.500%, 02/28/2041		41,359	1,985
6.250%, 03/31/2036		115,150	5,541
5.875%, 09/16/2025		$2,263	2,540
4.875%, 04/14/2026		1,923	2,000
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	16,660	1,044

			115,033

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Sri Lanka — 0.8%
Democratic Socialist Republic of Sri Lanka
6.850%, 11/03/2025		$6,915	$ 7,425
6.850%, 11/03/2025 (A)		1,248	1,340
6.250%, 07/27/2021		2,795	2,952
5.875%, 07/25/2022 (A)		2,334	2,407
Sri Lanka Government International Bond
6.825%, 07/18/2026 (A)		2,284	2,455

			16,579

Supranational — 0.2%
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	751
7.200%, 07/09/2019	IDR	9,100,000	695
Inter-American Development Bank MTN
7.350%, 09/12/2018		24,590,000	1,852

			3,298

Thailand — 2.7%
Government of Thailand
5.670%, 03/13/2028	THB	3,000	115
4.875%, 06/22/2029		282,549	10,320
3.875%, 06/13/2019		43,000	1,317
3.850%, 12/12/2025		324,238	10,651
3.650%, 12/17/2021		470,849	14,815
3.625%, 06/16/2023		329,763	10,502
3.580%, 12/17/2027		33,270	1,082
3.400%, 06/17/2036		80,500	2,562
2.550%, 06/26/2020		75,000	2,230
1.200%, 07/14/2021		63,750	1,921

			55,515

Tunisia — 0.2%
Banque Centrale de Tunisie
5.750%, 01/30/2025 (A)		$4,072	4,012

Turkey — 7.5%
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		1,206	1,242
Export Credit Bank of Turkey
5.875%, 04/24/2019 (A)		200	208
5.000%, 09/23/2021 (A)		674	682
KOC Holding
5.250%, 03/15/2023		2,210	2,273
Republic of Turkey
11.875%, 01/15/2030		1,050	1,776
10.700%, 02/17/2021	TRY	30,521	10,791
10.600%, 02/11/2026		35,312	12,661
10.500%, 01/15/2020		11,030	3,873
10.400%, 03/27/2019		8,790	3,065
10.400%, 03/20/2024		2,700	950
9.500%, 01/12/2022		13,804	4,704
9.400%, 07/08/2020		40,195	13,651
9.000%, 07/24/2024		24,182	7,921

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
8.800%, 11/14/2018	TRY	11,483	$ 3,855
8.500%, 07/10/2019		4,290	1,431
8.500%, 09/14/2022		16,527	5,357
8.300%, 06/20/2018		6,606	2,206
8.000%, 03/12/2025		4,211	1,281
8.000%, 02/14/2034		$900	1,189
7.500%, 11/07/2019		276	310
7.400%, 02/05/2020	TRY	61,179	19,606
7.375%, 02/05/2025		$1,540	1,852
7.100%, 03/08/2023	TRY	8,160	2,444
7.000%, 03/11/2019		$333	363
7.000%, 06/05/2020		9,461	10,523
6.875%, 03/17/2036		5,651	6,745
6.750%, 04/03/2018		1,886	2,009
6.750%, 05/30/2040		2,590	3,092
6.625%, 02/17/2045		4,610	5,504
6.300%, 02/14/2018	TRY	1,770	579
6.250%, 09/26/2022		$2,317	2,569
6.000%, 01/14/2041		1,236	1,356
5.750%, 03/22/2024		245	266
5.625%, 03/30/2021		2,769	2,970
5.125%, 03/25/2022		3,450	3,623
4.875%, 04/16/2043		850	813
4.250%, 04/14/2026		2,239	2,201
3.000%, 08/02/2023	TRY	6,700	2,975
TC Ziraat Bankasi MTN
4.750%, 04/29/2021 (A)		$756	755
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)		1,710	1,704
Turk Telekomunikasyon
4.875%, 06/19/2024		2,300	2,304
Turkiye Garanti Bankasi
6.250%, 04/20/2021		1,300	1,383

			155,062

Ukraine — 1.3%
Government of Ukraine
7.750%, 09/01/2019 (A)		1,487	1,478
7.750%, 09/01/2020 (A)		6,423	6,340
7.750%, 09/01/2021 (A)		1,541	1,512
7.750%, 09/01/2022 (A)		1,345	1,308
7.750%, 09/01/2023 (A)		1,151	1,121
7.750%, 09/01/2024		2,290	2,219
7.750%, 09/01/2024 (A)		4,203	4,072
7.750%, 09/01/2025 (A)		1,966	1,893
7.750%, 09/01/2026 (A)		901	865
7.750%, 09/01/2026		1,880	1,805
7.750%, 09/01/2027		940	898
7.750%, 09/01/2027 (A)		901	860
3.295%, 05/31/2040 (A)(B)		1,832	589

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)	$2,211	$ 2,173

		27,133

United Arab Emirates — 0.3%
DP World MTN
6.850%, 07/02/2037	2,350	2,736
MAF Global Securities
7.125%, 10/29/2049 (B)	3,300	3,527

		6,263

Uruguay — 0.9%
Republic of Uruguay PIK
7.875%, 01/15/2033	4,370	6,293
Republic of Uruguay
5.100%, 06/18/2050	8,326	8,784
4.500%, 08/14/2024	124	139
4.375%, 10/27/2027	3,464	3,758
4.125%, 11/20/2045	517	498

		19,472

Venezuela — 1.1%
Petroleos de Venezuela
6.000%, 05/16/2024	2,977	1,109
6.000%, 05/16/2024	2,912	1,085
6.000%, 05/16/2024	8,870	3,282
6.000%, 11/15/2026	2,442	885
6.000%, 11/15/2026	9,352	3,390
5.500%, 04/12/2037	6,225	2,210
5.375%, 04/12/2027	3,600	1,296
Republic of Venezuela
13.625%, 08/15/2018	1,493	1,075
13.625%, 08/15/2018	497	333
11.950%, 08/05/2031	648	327
9.375%, 01/13/2034	6,087	2,770
9.250%, 05/07/2028	693	312
8.250%, 10/13/2024	1,273	557
8.250%, 10/13/2024	2,264	990
8.250%, 10/13/2024	970	424
7.650%, 04/21/2025	3,743	1,602
7.650%, 04/21/2025	279	120

		21,767

Zambia — 0.2%
Republic of Zambia
8.970%, 07/30/2027	3,096	3,035
8.500%, 04/14/2024 (A)	750	735
8.500%, 04/14/2024	200	196

		3,966

Total Global Bonds (Cost $2,006,119) ($ Thousands)		1,979,840

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 0.2%
Singapore — 0.0%
Morton Bay Senior
6.220%, 01/02/2049	3,020	$ —

Venezuela — 0.2%
Bolivarian Republic of Venezuela
6.250%, 01/10/2018	3,700	3,818

Total Loan Participations (Cost $6,720) ($ Thousands)		3,818

Total Investments — 95.7% (Cost $2,012,839) ($ Thousands) @		$ 1,983,658

A list of the open futures contracts held by the Fund at August 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bund Index	(95)	Sep-2016	$(432)
Euro-Buxl Index	(25)	Sep-2016	(430)
JSE Bond Future R186	811	Nov-2016	(97)
JSE Bond Future R207	816	Nov-2016	(28)
JSE Bond Future R208	505	Nov-2016	(25)
Korea 3-Year Bond	197	Sep-2016	(23)
U.S. 10-Year Treasury Note	142	Dec-2016	(115)
U.S. 5-Year Treasury Note	(403)	Jan-2017	50
U.S. 5-Year Treasury Note	(40)	Jan-2017	10
U.S. Ultra Long Treasury Bond	(15)	Dec-2016	(3)

			$(1,093)

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at August 31, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
09/01/16-10/11/16	EUR	215,963	USD	241,742	$1,080
09/01/16-12/21/16	USD	257,410	EUR	230,090	(996)
09/02/16-12/02/16	USD	103,716	BRL	337,800	17
09/02/16-11/08/16	USD	127,585	MYR	517,050	(793)
09/02/16-11/08/16	MYR	133,867	USD	32,764	(113)
09/02/16-10/05/16	BRL	336,311	USD	96,901	(6,840)
09/06/16-07/19/17	USD	89,042	RUB	5,947,253	91
09/06/16-11/30/16	USD	121,044	MXN	2,258,656	(1,669)
09/06/16-11/30/16	MXN	1,765,059	USD	94,414	981
09/06/16-10/05/16	RUB	4,601,884	USD	69,672	(302)
09/07/16-09/07/16	USD	7,578	PEI	24,957	(229)
09/07/16-09/07/16	PEI	57,161	USD	16,663	(167)
09/07/16-11/02/16	PEN	68,091	USD	20,169	163
09/07/16-11/02/16	USD	78,086	PEN	259,329	(1,812)

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Debt Fund (Continued)

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)

09/09/16-10/21/16	USD	90,897	THB	3,211,149	$1,848
09/09/16-11/15/16	USD	92,657	TRY	275,875	(95)
09/09/16-12/21/16	TRY	230,899	USD	76,438	(1,229)
09/14/16-09/14/16	USD	7,718	SGD	10,414	(76)
09/14/16-09/21/16	SGD	93,850	USD	68,810	(69)
09/15/16-09/21/16	USD	33,028	PLN	128,437	(196)
09/15/16-09/21/16	EUR	37,686	HUF	11,910,366	863
09/15/16-09/21/16	PLN	186,594	USD	47,485	(214)
09/15/16-09/15/16	HUF	11,887,997	EUR	37,928	(514)
09/16/16-09/21/16	USD	17,364	RON	69,647	72
09/16/16-09/21/16	USD	30,720	HUF	8,584,559	175
09/19/16	USD	8,723	KRW	9,705,000	(30)
09/21/16	USD	5,742	ILS	21,620	(24)
09/21/16-09/21/16	USD	15,155	CLP	10,529,622	335
09/21/16	RON	33,232	USD	8,235	(86)
09/21/16-09/30/16	USD	53,634	PHP	2,515,330	289
09/21/16-11/22/16	USD	64,614	IDR	876,077,699	1,045
09/21/16-12/21/16	USD	65,593	ZAR	933,602	(2,700)
09/21/16-10/18/16	EUR	81,457	PLN	357,858	662
09/21/16-10/11/16	USD	84,078	COP	258,873,478	3,239
09/21/16-09/21/16	RON	86,840	EUR	19,457	(58)
09/21/16-10/18/16	PLN	112,142	EUR	25,699	2
09/21/16-09/21/16	ILS	191,000	USD	49,974	(542)
09/21/16-02/15/17	CNY	353,556	USD	52,634	100
09/21/16	TWD	488,000	USD	14,933	(462)
09/21/16-12/21/16	ZAR	1,602,270	USD	110,135	1,806
09/21/16-09/21/16	HUF	16,349,260	USD	58,985	144
09/21/16-10/24/16	CLP	23,492,790	USD	35,295	758
09/21/16-09/21/16	KRW	33,315,072	USD	28,838	(999)

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)

09/21/16-12/21/16	COP	230,141,504	USD	77,720	$162
09/21/16-05/23/17	IDR	569,202,972	USD	41,743	(627)
09/22/16-09/22/16	EUR	15,319	RON	68,575	96
09/30/16	USD	14,268	INR	961,949	46
10/21/16-10/21/16	THB	86,318	USD	2,482	(10)
11/30/16	ARS	40,603	USD	2,235	(358)

					$(7,236)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at August 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Barclays PLC	$(35,153)	$34,823	$(330)

BT Brokerage	(178,807)	178,611	(196)

Citigroup	(1,164,395)	1,162,918	(1,477)

Deutsche Bank	(19,167)	19,234	67

Goldman Sachs	(628,722)	627,202	(1,520)

HSBC	(158,684)	154,452	(4,231)

JPMorgan Chase Bank	(574,167)	574,068	(99)

Standard Bank	(82,983)	83,631	648

UBS	(24,727)	24,629	(98)

			$(7,236)

For the period ended August 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of open OTC swaps held by the Fund at August 31, 2016, are as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Citibank	0.35%	6-Month CZK - PRIBOR	06/27/21	CZK	28	$272
Goldman Sachs	3-Month ZAR - JIBAR	8.76%	01/16/29	ZAR	65	97
Goldman Sachs	1.99%	6-Month HUF -BUBOR	07/25/26	HUF	630	(15)
Goldman Sachs	1-DAY COP - COOIS	7.23%	05/04/26	COP	3,959	(56)
Goldman Sachs	28-DAY MXN - TIIE	6.17%	03/05/26	MXN	63	24
Goldman Sachs	28-DAY MXN - TIIE	6.21%	12/08/25	MXN	21	11
Goldman Sachs	28-DAY MXN - TIIE	6.36%	05/21/25	MXN	30	37
Goldman Sachs	3-Month ZAR - JIBAR	8.30%	01/16/24	ZAR	25	4
Goldman Sachs	3-Month ZAR - JIBAR	8.19%	12/20/23	ZAR	16	(3)
Goldman Sachs	1-YEAR BRL-CDI	10.89%	01/03/23	BRL	6	(155)
Goldman Sachs	1-DAY BRL - CETIP	11.99%	01/02/23	BRL	3	(9)
Goldman Sachs	28-DAY MXN - TIIE	5.90%	09/12/22	MXN	100	23
Goldman Sachs	0.33%	6-Month CZK - PRIBOR	09/01/21	CZK	50	1
Goldman Sachs	0.38%	6-Month CZK - PRIBOR	08/02/21	CZK	45	(4)
Goldman Sachs	0.28%	6-Month CZK - PRIBOR	07/08/21	CZK	47	5
Goldman Sachs	28-DAY MXN - TIIE	5.63%	06/11/21	MXN	85	13
Goldman Sachs	0.45%	6-Month CZK - PRIBOR	05/24/21	CZK	37	(9)
Goldman Sachs	3M MYR - KLIBOR	3.74%	03/23/21	MYR	14	48
Goldman Sachs	28-DAY MXN - TIIE	5.37%	03/17/21	MXN	62	(41)
Goldman Sachs	7-DAY CNY - CNRR007	2.49%	02/04/21	CNY	26	(29)
Goldman Sachs	1-DAY BRL - CETIP	12.73%	01/04/21	BRL	13	124
Goldman Sachs	0.57%	6-Month CZK - PRIBOR	12/16/20	CZK	151	(89)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Debt Fund (Continued)

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Goldman Sachs	3M MYR - KLIBOR	4.37%	12/15/20	MYR	20	$205
Goldman Sachs	0.42%	6-Month CZK - PRIBOR	10/23/20	CZK	55	(15)
Goldman Sachs	1-DAY BRL - CETIP	13.39%	01/02/19	BRL	18	155
Goldman Sachs	1-DAY BRL - CETIP	13.42%	01/02/19	BRL	25	217
Goldman Sachs	1-YEAR BRL-CDI	11.81%	01/02/18	BRL	12	(53)
Goldman Sachs	1-YEAR BRL-CDI	11.98%	01/02/18	BRL	11	(39)
Goldman Sachs	1-DAY BRL - CETIP	12.86%	01/02/18	BRL	47	17
Goldman Sachs	1-DAY BRL - CETIP	13.27%	01/02/17	BRL	36	(28)
JPMorgan Chase Bank	28-DAY MXN - TIIE	6.13%	06/18/26	MXN	47	5
JPMorgan Chase Bank	3.45%	6-Month HUF - BUBOR	05/11/25	HUF	900	(489)
JPMorgan Chase Bank	4.29%	6-Month HUF - BUBOR	08/04/24	HUF	600	(450)
JPMorgan Chase Bank	1.38%	6-Month HUF - BUBOR	06/17/21	HUF	875	(50)
JPMorgan Chase Bank	3M MYR - KLIBOR	3.72%	06/08/21	MYR	18	59
JPMorgan Chase Bank	7-DAY CNY - CNRR007	2.83%	05/09/21	CNY	8	7
JPMorgan Chase Bank	0.39%	6-Month CZK - PRIBOR	04/04/21	CZK	30	(4)
JPMorgan Chase Bank	0.30%	6-Month CZK - PRIBOR	02/26/21	CZK	83	(1)
JPMorgan Chase Bank	7.16%	1D COP - COLUMBIA IBR OVERNIGHT INTERBANK	02/11/21	IBR	15,000	(167)
JPMorgan Chase Bank	7-DAY CNY - CNRR007	2.44%	01/26/21	CNY	23	(34)
JPMorgan Chase Bank	7.11%	1D COP - COLUMBIA IBR OVERNIGHT INTERBANK	01/22/21	IBR	13,433	(139)
JPMorgan Chase Bank	0.44%	6-Month CZK - PRIBOR	11/20/20	CZK	30	(10)
JPMorgan Chase Bank	0.50%	6-Month CZK - PRIBOR	05/05/20	CZK	180	(57)
JPMorgan Chase Bank	0.59%	6-Month CZK - PRIBOR	03/13/20	CZK	30	(14)
JPMorgan Chase Bank	0.54%	6-Month CZK - PRIBOR	02/16/20	CZK	320	(148)
JPMorgan Chase Bank	3M BA - JIBAR	7.72%	07/14/18	ZAR	340	20
JPMorgan Chase Bank	1-DAY COP - COOIS	6.96%	11/17/17	COP	38,468	(8)
JPMorgan Chase Bank	1.77%	3-Month HUF - BUBOR	07/17/17	HUF	7,147	(248)

						$(1,019)

Cross Currency Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount of Currency Received (Thousands)	Notional Amount of Currency Delivered (Thousands)	Net Unrealized Appreciation ($ Thousands)

JPMorgan Chase Bank	3 Month USD LIBOR	9.35%	10/29/2017	TRY	80,000	(26,316)	$150

For the period ended August 31, 2016, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,072,032 ($ Thousands).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2016, the value of these securities amounted to $215,210 ($ Thousands), representing 10.4% of the net assets of the Fund.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2016.
(C)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.
(D)	Security is in default on interest payment.
(E)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on August 31, 2016. The coupon on a step bond changes on a specified date.
(F)	Securities considered illiquid. The total value of such securities as of August 31, 2016 was $269 ($ Thousands) and represented 0.0% of Net Assets.

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $2,012,839 ($ Thousands), and the unrealized appreciation and depreciation were $80,786 ($ Thousands) and ($109,967) ($ Thousands), respectively.

ARS — Argentine Peso

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CDI — Average One-Day Interbank Offered Rate

CLP — Chilean Peso

CNH — Chinese Offshore Yuan

CNY — Chinese Yuan

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli Shekel

INR — Indian Rupee

JIBAR — Johannesburg Interbank Agreed Rate

JPY — Japanese Yen

KES — Kenyan Shilling

KRW — Korean Won

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Emerging Markets Debt Fund (Concluded)

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OTC — Over the Counter

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

THB — Thai Bhat

TRY — New Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Global Bonds	$–	$1,979,571	$269	$1,979,840
Loan Participations	–	3,818	–	3,818

Total Investments in Securities	$–	$1,983,389	$269	$1,983,658

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$ 60	$—	$—	$60
Unrealized Depreciation	(1,153)	—	—	(1,153)
Forwards Contracts *
Unrealized Appreciation	—	13.974	—	13,974
Unrealized Depreciation	—	(21,210)	—	(21,210)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	1,344	—	1,344
Unrealized Depreciation	—	(2,363)	—	(2,363)
Cross Currency Swaps *
Unrealized Appreciation	—	150	—	150

Total Other Financial Instruments	$ (1,093)	$(8,105)	$—	$(9,198)

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 95.8%
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/2021	$6,086	$ 6,149
U.S. Treasury Inflation-Protected Securities
2.125%, 01/15/2019	5,280	5,587
1.875%, 07/15/2019	6,008	6,406
1.625%, 01/15/2018	5,757	5,907
1.375%, 07/15/2018	5,677	5,881
1.375%, 01/15/2020	7,299	7,689
1.250%, 07/15/2020	11,253	11,919
1.125%, 01/15/2021	12,880	13,577
0.625%, 07/15/2021	13,784	14,315
0.125%, 04/15/2018	18,994	19,084
0.125%, 04/15/2019	18,816	18,983
0.125%, 04/15/2020	18,832	19,016

Total U.S. Treasury Obligations (Cost $133,790) ($ Thousands)		134,513

Total Investments — 95.8% (Cost $133,790) ($ Thousands) @		$ 134,513

Percentages are based on Net Assets of $140,364 ($ Thousands).

@ At August 31, 2016, the tax basis cost of the Fund’s investments was $133,790 ($ Thousands), and the unrealized appreciation and depreciation were $946 ($ Thousands) and $(223) ($ Thousands), respectively.

As of August 31, 2016, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 32.4%

Consumer Discretionary — 0.1%
McDonald’s MTN
2.100%, 12/07/2018	$1,000	$ 1,018

Consumer Staples — 0.4%
Walgreens Boots Alliance
1.750%, 11/17/2017	5,084	5,114

Energy — 1.4%
Enbridge
1.136%, 06/02/2017 (A)	3,250	3,221
Enterprise Products Operating LLC
6.650%, 04/15/2018	2,092	2,256
ONEOK Partners
2.000%, 10/01/2017	4,685	4,688
Regency Energy Partners
5.875%, 03/01/2022	500	549
Statoil
0.992%, 11/09/2017 (A)	2,200	2,200
TransCanada PipeLines
1.875%, 01/12/2018	1,605	1,614
1.457%, 01/12/2018 (A)	2,000	1,993

		16,521

Financials — 22.1%
AIG Global Funding MTN
1.650%, 12/15/2017 (B)	3,445	3,461
American Express Bank
6.000%, 09/13/2017	2,450	2,571
American Express Credit MTN
1.875%, 11/05/2018	4,900	4,948
American Honda Finance MTN
1.636%, 02/22/2019 (A)	3,705	3,752
Bank Nederlandse Gemeenten MTN
0.743%, 07/14/2017 (A)(B)	12,974	12,974
Bank of America MTN
6.400%, 08/28/2017	500	524
1.700%, 08/25/2017	1,570	1,575
Bank of America
5.300%, 03/15/2017	850	868
1.650%, 03/26/2018	3,600	3,617
1.250%, 02/14/2017	650	651
0.953%, 06/15/2017 (A)	6,650	6,641
Bank of Montreal
1.750%, 06/15/2021 (B)	5,900	5,894
Bank of Nova Scotia
2.125%, 09/11/2019	5,245	5,354
1.875%, 04/26/2021	3,325	3,339
Barclays
2.000%, 03/16/2018	2,250	2,252

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BB&T MTN
1.513%, 06/15/2018 (A)	$1,140	$ 1,149
Canadian Imperial Bank of Commerce
1.600%, 09/06/2019	5,300	5,296
Citigroup
2.517%, 05/15/2018 (A)	1,750	1,784
1.850%, 11/24/2017	960	964
1.800%, 02/05/2018	8,110	8,141
1.424%, 04/27/2018 (A)	2,315	2,321
Citizens Bank MTN
2.300%, 12/03/2018	5,075	5,136
Credit Suisse NY MTN
1.315%, 05/26/2017 (A)	3,500	3,502
Daimler Finance North America LLC
1.500%, 07/05/2019 (B)	4,550	4,534
Deutsche Bank
1.427%, 02/13/2017 (A)	715	714
Discover Bank
3.100%, 06/04/2020	1,000	1,029
Fifth Third Bank
1.450%, 02/28/2018	4,424	4,434
Ford Motor Credit LLC
5.000%, 05/15/2018	3,750	3,953
1.181%, 09/08/2017 (A)	2,650	2,646
Goldman Sachs Group MTN
1.453%, 12/15/2017 (A)	3,375	3,386
Goldman Sachs Group
2.900%, 07/19/2018	3,035	3,112
2.375%, 01/22/2018	4,600	4,660
Harley-Davidson Financial Services MTN
1.550%, 11/17/2017 (B)	3,000	3,006
HSBC Bank USA NY
6.000%, 08/09/2017	500	520
HSBC USA
1.700%, 03/05/2018	5,300	5,307
Huntington National Bank
2.200%, 11/06/2018	3,200	3,235
Hyundai Capital America MTN
2.000%, 03/19/2018 (B)	1,385	1,392
JPMorgan Chase MTN
1.700%, 03/01/2018	11,690	11,746
JPMorgan Chase
6.000%, 10/01/2017	2,150	2,254
1.615%, 01/25/2018 (A)	3,280	3,302
KeyBank
1.700%, 06/01/2018	3,225	3,242
1.650%, 02/01/2018	2,578	2,590
1.600%, 08/22/2019	2,850	2,852
Lloyds Bank
1.702%, 01/22/2019 (A)	1,000	1,004
MassMutual Global Funding
2.000%, 04/05/2017 (B)	1,350	1,358

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	$2,000	$ 2,010
Metropolitan Life Global Funding I MTN
1.875%, 06/22/2018 (B)	1,720	1,738
Morgan Stanley MTN
4.750%, 03/22/2017	6,980	7,112
1.995%, 04/25/2018 (A)	2,150	2,177
New York Life Global Funding MTN
2.000%, 04/13/2021 (B)	1,000	1,010
New York Life Global Funding
1.550%, 11/02/2018 (B)	4,540	4,565
PNC Bank
1.800%, 11/05/2018	6,505	6,569
Pricoa Global Funding I
1.350%, 08/18/2017 (B)	5,050	5,057
Pricoa Global Funding I MTN
1.150%, 11/25/2016 (B)	1,380	1,381
Royal Bank of Canada
1.875%, 02/05/2020	13,355	13,455
Santander Bank
2.000%, 01/12/2018	6,718	6,721
Santander Holdings USA
2.275%, 11/24/2017 (A)	2,025	2,037
Santander UK
1.375%, 03/13/2017	1,700	1,700
Sumitomo Mitsui Banking MTN
1.628%, 01/18/2019 (A)	5,250	5,277
Synchrony Financial
1.875%, 08/15/2017	2,190	2,195
Toronto-Dominion Bank
2.250%, 09/25/2019 (B)	5,300	5,412
Toronto-Dominion Bank MTN
1.542%, 01/22/2019 (A)	4,315	4,339
Travelers MTN
5.750%, 12/15/2017	875	924
UBS MTN
1.340%, 03/26/2018 (A)	5,060	5,076
US Bancorp MTN
1.650%, 05/15/2017	1,270	1,275
Volkswagen Group of America Finance LLC
1.600%, 11/20/2017 (B)	2,600	2,596
Volkswagen International Finance
2.375%, 03/22/2017 (B)	2,400	2,411
Voya Financial
2.900%, 02/15/2018	3,773	3,848
Wells Fargo MTN
2.550%, 12/07/2020	5,765	5,930
1.400%, 09/08/2017	4,400	4,404
Wells Fargo Bank MTN
1.442%, 01/22/2018 (A)	3,550	3,572

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo Bank
1.425%, 05/24/2019 (A)	$2,250	$ 2,262

		262,043

Health Care — 2.5%
AbbVie
2.300%, 05/14/2021	735	743
Actavis Funding SCS
2.350%, 03/12/2018	4,730	4,785
Aetna
1.700%, 06/07/2018	1,920	1,932
Anthem
2.300%, 07/15/2018	1,214	1,232
1.875%, 01/15/2018	2,570	2,585
Baxalta
2.000%, 06/22/2018	1,115	1,117
Becton Dickinson
1.800%, 12/15/2017	3,850	3,873
Biogen
6.875%, 03/01/2018	1,630	1,761
Dignity Health
2.637%, 11/01/2019	1,240	1,268
Forest Laboratories LLC
5.000%, 12/15/2021 (B)	500	561
McLaren Health Care
1.964%, 05/15/2018	1,270	1,274
Mylan
2.500%, 06/07/2019 (B)	1,950	1,976
1.350%, 11/29/2016	1,200	1,201
Perrigo
1.300%, 11/08/2016	1,480	1,481
Teva Pharmaceuticals
1.700%, 07/19/2019	3,740	3,748

		29,537

Industrials — 0.6%
America West Airlines Pass-Through Trust, Ser 1999-1
7.930%, 01/02/2019	706	759
International Lease Finance
6.750%, 09/01/2016 (B)	1,250	1,250
MUFG Americas Holdings
1.625%, 02/09/2018	2,805	2,806
Penske Truck Leasing LP
3.750%, 05/11/2017 (B)	2,090	2,122

		6,937

Information Technology — 0.6%
Apple
1.637%, 02/22/2019 (A)	1,500	1,524
Diamond 1 Finance
3.480%, 06/01/2019 (B)	735	756

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hewlett Packard Enterprise
2.583%, 10/05/2018 (A)(B)	$3,165	$ 3,220
2.393%, 10/05/2017 (A)(B)	1,495	1,507

		7,007

Materials — 0.5%
Chevron Phillips Chemical LLC
1.700%, 05/01/2018 (B)	4,535	4,536
Ecolab
1.450%, 12/08/2017	1,565	1,569

		6,105

Real Estate — 0.6%
Essex Portfolio
5.500%, 03/15/2017	1,000	1,020
HCP
3.750%, 02/01/2019	600	623
Realty Income
2.000%, 01/31/2018	1,000	1,006
Simon Property Group
1.500%, 02/01/2018 (B)	3,765	3,779
Welltower
4.700%, 09/15/2017	1,230	1,271

		7,699

Telecommunication Services — 1.3%
AT&T
5.500%, 02/01/2018	3,800	4,016
Verizon Communications
2.406%, 09/14/2018 (A)	7,950	8,176
1.350%, 06/09/2017	1,800	1,804
1.057%, 06/09/2017 (A)	1,700	1,702

		15,698

Utilities — 2.3%
Berkshire Hathaway Energy
5.750%, 04/01/2018	6,500	6,951
Emera US Finance
2.150%, 06/15/2019 (B)	2,110	2,132
Entergy Texas
7.125%, 02/01/2019	750	844
Exelon
1.550%, 06/09/2017	3,530	3,537
NextEra Energy Capital Holdings
1.649%, 09/01/2018	3,600	3,609
Oncor Electric Delivery LLC
5.750%, 09/30/2020	500	575
5.000%, 09/30/2017	2,660	2,762
Southern Power
1.500%, 06/01/2018	4,700	4,711
West Penn Power
5.950%, 12/15/2017 (B)	470	493

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Xcel Energy
1.200%, 06/01/2017	$1,145	$ 1,145

		26,759

Total Corporate Obligations (Cost $383,129) ($ Thousands)		384,438

U.S. TREASURY OBLIGATIONS — 28.0%
U.S. Treasury Bills
0.446%, 02/23/2017 (C)	4,190	4,181
0.261%, 09/15/2016	70	70
U.S. Treasury Inflation-Protected Securities
0.125%, 04/15/2020	31,290	31,598
U.S. Treasury Notes
3.125%, 05/15/2019	15,765	16,706
2.750%, 02/15/2019	66,450	69,523
2.125%, 01/31/2021	17,500	18,220
1.375%, 06/30/2018	47,660	48,153
1.125%, 12/31/2019	49,250	49,473
1.125%, 07/31/2021	4,095	4,082
0.750%, 02/28/2018	67,090	67,072
0.750%, 07/31/2018	14,570	14,557
0.750%, 08/31/2018	2,705	2,702
0.750%, 08/15/2019	6,420	6,391

Total U.S. Treasury Obligations (Cost $331,110) ($ Thousands)		332,728

ASSET-BACKED SECURITIES — 18.3%

Automotive — 8.5%

Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	3,000	3,009
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	2,000	1,999
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl D
2.420%, 05/08/2019	3,070	3,093
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl D
3.000%, 07/08/2019	2,700	2,740
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl B
1.600%, 07/08/2019	2,525	2,529
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2B
1.248%, 06/10/2019 (A)	3,616	3,617
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl B
2.320%, 07/20/2018	6,095	6,113

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust, Ser 2016-2, Cl A2B
0.951%, 06/17/2019 (A)	$3,710	$ 3,717
Chesapeake Funding II LLC, Ser 2016-2A, Cl A2
1.448%, 06/15/2028 (A)(B)	1,500	1,502
Chesapeake Funding II LLC, Ser 2016-2A, Cl B
2.700%, 06/15/2028 (B)	500	499
Chesapeake Funding, Ser 2014-1A, Cl A
0.890%, 03/07/2026 (A)(B)	1,757	1,752
Chesapeake Funding, Ser 2015-1A, Cl B
1.448%, 02/07/2027 (A)(B)	1,430	1,429
CPS Auto Receivables Trust, Ser 2012-B, Cl A
2.520%, 09/16/2019 (B)	162	162
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (B)	161	159
CPS Auto Receivables Trust, Ser 2013-C, Cl A
1.640%, 04/16/2018 (B)	38	38
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	106	106
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	105	105
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (B)	294	293
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019 (B)	614	613
CPS Auto Receivables Trust, Ser 2016-C, Cl B
2.480%, 09/15/2020 (B)	1,000	997
Credit Acceptance Auto Loan Trust, Ser 2015-1A, Cl A
2.000%, 07/15/2022 (B)	1,395	1,394
DT Auto Owner Trust, Ser 2015-2A, Cl B
1.880%, 05/15/2019 (B)	125	125
DT Auto Owner Trust, Ser 2015-3A, Cl A
1.660%, 03/15/2019 (B)	683	683
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (B)	1,286	1,283
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (B)	1,500	1,495
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (B)	3,350	3,407
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	4,995	5,010
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	1,350	1,351
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
1.108%, 08/15/2020 (A)	5,250	5,270

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust, Ser 2014-1A, Cl A4
1.300%, 05/21/2018 (B)	$807	$ 807
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	2,845	2,828
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A1
1.650%, 05/15/2020 (B)	2,405	2,386
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl B
1.970%, 05/15/2020 (B)	1,320	1,321
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A4
0.870%, 07/15/2019	231	230
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.524%, 12/10/2027 (A)(B)	1,355	1,355
Honda Auto Receivables Owner Trust, Ser 2015-2, Cl A3
1.040%, 02/21/2019	805	805
Honda Auto Receivables Owner Trust, Ser 2015-4, Cl A2
0.820%, 07/23/2018	626	625
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 07/16/2018	7,045	7,044
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A4
1.130%, 11/15/2019	292	292
NextGear Floorplan Master Owner Trust, Ser 2014-1A, Cl A
1.920%, 10/15/2019 (B)	2,250	2,242
Nissan Auto Lease Trust, Ser 2016-A, Cl A3
1.490%, 03/15/2019	3,795	3,803
Nissan Auto Receivables Owner Trust, Ser 2015-A, Cl A3
1.050%, 10/15/2019	710	709
Nissan Auto Receivables Owner Trust, Ser 2015-B, Cl A2B
0.761%, 07/16/2018 (A)	608	609
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A2A
1.050%, 04/15/2019	705	705
Nissan Master Owner Trust Receivables, Ser 2016-A, Cl A2
1.540%, 06/15/2021	3,000	3,001
Porsche Innovative Lease Owner Trust, Ser 2014-1, Cl A4
1.260%, 09/21/2020 (B)	375	375
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/2019 (B)	123	123

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Prestige Auto Receivables Trust, Ser 2013-1A, Cl B
1.740%, 05/15/2019 (B)	$900	$ 900
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A3
1.520%, 04/15/2020 (B)	209	209
Prestige Auto Receivables Trust, Ser 2014-1A, Cl B
1.910%, 04/15/2020 (B)	2,370	2,355
Prestige Auto Receivables Trust, Ser 2015-1, Cl A3
1.530%, 02/15/2021 (B)	1,360	1,358
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl D
3.870%, 02/15/2018	2,015	2,017
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl C
2.700%, 08/15/2018	1,066	1,066
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl C
1.940%, 03/15/2018	162	162
Santander Drive Auto Receivables Trust, Ser 2012-AA, Cl C
1.780%, 11/15/2018 (B)	170	170
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl C
1.760%, 01/15/2019	1,241	1,243
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl D
2.570%, 03/15/2019	2,985	3,016
Susquehanna Auto Receivables Trust, Ser 2014-1A, Cl A3
1.000%, 02/15/2018 (B)	157	157
Toyota Auto Receivables Owner Trust, Ser 2015-A, Cl A3
1.120%, 02/15/2019	740	741
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A2A
1.020%, 10/15/2018	720	719
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl C
2.240%, 04/15/2020 (B)	575	575
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl B
1.580%, 04/15/2020 (B)	305	305
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl B
1.680%, 11/16/2020 (B)	1,845	1,844

		100,587

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Credit Cards — 4.2%

BA Credit Card Trust, Ser 2016-A1, Cl A
0.898%, 10/15/2021 (A)	$2,530	$ 2,535
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.841%, 12/16/2019 (A)	8,000	8,006
Capital One Multi-Asset Execution Trust, Ser 2014-A1, Cl A1
0.828%, 11/15/2019 (A)	3,850	3,851
Capital One Multi-Asset Execution Trust, Ser 2016-A4, Cl A4
1.330%, 06/15/2022	4,610	4,609
Chase Issuance Trust, Ser 2007-A12, Cl A12
0.558%, 08/15/2019 (A)	900	899
Chase Issuance Trust, Ser 2013-A1, Cl A1
1.300%, 02/18/2020	550	551
Chase Issuance Trust, Ser 2014, Cl A1
1.150%, 01/15/2019	6,260	6,264
Chase Issuance Trust, Ser 2014-A8, Cl A8
0.758%, 11/15/2018 (A)	1,780	1,780
Citibank Credit Card Issuance Trust, Ser 2008-A2, Cl A2
1.671%, 01/23/2020 (A)	1,970	1,997
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	7,011	7,014
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/2019	4,195	4,200
Discover Card Execution Note Trust, Ser 2014-A5, Cl A
1.390%, 04/15/2020	2,650	2,659
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	2,000	2,004
Golden Credit Card Trust, Ser 2012-2A, Cl A1
1.770%, 01/15/2019 (B)	1,000	1,002
Synchrony Credit Card Master Note Trust, Ser 2012-6, Cl A
1.360%, 08/17/2020	1,656	1,659
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.240%, 05/26/2021 (A)(B)	1,000	1,001

		50,031

Mortgage Related Securities — 1.1%

Accredited Mortgage Loan Trust, Ser 2005-3, Cl M1
0.940%, 09/25/2035 (A)	1,199	1,185

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-2, Cl A1
1.088%, 06/25/2034 (A)	$73	$ 73
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.208%, 10/25/2034 (A)	945	935
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
0.774%, 12/25/2035 (A)	1,785	1,753
Asset-Backed Securities Home Equity Loan Trust, Ser 2004-HE6, Cl A2
1.244%, 09/25/2034 (A)	894	886
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
1.488%, 08/25/2034 (A)	147	147
Bear Stearns Asset-Backed Securities Trust, Ser 2004-SD3, Cl A3
1.058%, 09/25/2034 (A)	187	184
First NLC Trust, Ser 2005-2, Cl M1
1.004%, 09/25/2035 (A)	1,159	1,138
Master Asset-Backed Securities Trust, Ser 2005-FRE1, Cl A5
0.874%, 10/25/2035 (A)	881	877
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl M1
0.708%, 08/25/2036 (A)	3,400	3,359
Option One Mortgage Loan Trust, Ser 2005-3, Cl M1
0.990%, 08/25/2035 (A)	1,158	1,149
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
0.964%, 11/25/2035 (A)	1,750	1,712

		13,398

Other Asset-Backed Securities — 4.5%

CenterPoint Energy Restoration Bond LLC, Ser 2009-1, Cl A2
3.460%, 08/15/2019	792	809
CIT Equipment Collateral, Ser 2014-VTI, Cl A3
1.690%, 10/21/2019 (B)	870	871
CNH Equipment Trust, Ser 2014-C, Cl A3
1.050%, 11/15/2019	2,782	2,778
Countrywide Asset-Backed Certificates, Ser 2004-12, Cl MV3
1.514%, 03/25/2035 (A)	1,212	1,207
Countrywide Asset-Backed Certificates, Ser 2004-14, Cl M2
1.334%, 06/25/2035 (A)	1,392	1,380
Credit-Based Asset Servicing and Securitization, Ser 2005-CB3, Cl M2
1.418%, 05/25/2035 (A)	3,565	3,530

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CWABS Asset-Backed Certificates Trust, Ser 2004-13, Cl MV4
1.338%, 04/25/2035 (A)	$1,579	$ 1,547
CWABS Asset-Backed Certificates Trust, Ser 2005-14, Cl 3A3
0.874%, 04/25/2036 (A)	1,474	1,452
Encore Credit Receivables Trust, Ser 2005-2, Cl M2
1.214%, 11/25/2035 (A)	1,719	1,706
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
1.259%, 10/25/2035 (A)	1,268	1,248
FBR Securitization Trust, Ser 2005-2, Cl M1
1.208%, 09/25/2035 (A)	630	625
GE Equipment Small Ticket, Ser 2014-1A, Cl A4
1.440%, 10/25/2021 (B)	1,665	1,663
John Deere Owner Trust, Ser 2014-B, Cl A3
1.070%, 11/15/2018	976	974
John Deere Owner Trust, Ser 2015-A, Cl A3
1.320%, 06/17/2019	2,755	2,762
Kubota Credit Owner Trust, Ser 2014-1A, Cl A3
1.160%, 05/15/2018 (B)	1,284	1,284
MMAF Equipment Finance LLC, Ser 2016-AA, Cl A2
1.390%, 12/17/2018 (B)	3,500	3,494
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.738%, 03/25/2021 (A)	270	269
Navient Student Loan Trust, Ser 2016-2, Cl A1
1.274%, 06/25/2065 (A)(B)	563	563
Navient Student Loan Trust, Ser 2016-3A, Cl A2
1.675%, 06/25/2065 (A)(B)	830	830
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
1.088%, 10/27/2036 (A)(B)	713	685
Nelnet Student Loan Trust, Ser 2014-2A, Cl A1
0.804%, 06/25/2021 (A)(B)	928	926
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WHQ2, Cl M2
1.469%, 02/25/2035 (A)	1,192	1,188
RAMP Trust, Ser 2004-RS12, Cl MII3
1.988%, 12/25/2034 (A)	1,332	1,322
RAMP Trust, Ser 2006-RZ1, Cl M1
0.924%, 03/25/2036 (A)	1,500	1,456
Saxon Asset Securities Trust, Ser 2006-1, Cl A2C
0.808%, 03/25/2036 (A)	4,124	4,056
Securitized Asset-Backed Receivables Trust, Ser 2006-OP1, Cl M1
0.894%, 10/25/2035 (A)	1,048	1,023
SLC Student Loan Trust, Ser 2006-1, Cl A5
0.763%, 03/15/2027 (A)	740	712

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2004-10, Cl A6B
1.265%, 04/27/2026 (A)(B)	$1,500	$ 1,489
SLM Student Loan Trust, Ser 2004-10, Cl A6A
1.265%, 04/27/2026 (A)(B)	1,750	1,736
SLM Student Loan Trust, Ser 2005-8, Cl A4
1.465%, 01/25/2028 (A)	1,800	1,792
SLM Student Loan Trust, Ser 2013-4, Cl A
1.038%, 06/25/2027 (A)	638	616
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.924%, 10/26/2020 (A)	226	225
SLM Student Loan Trust, Ser 2013-6, Cl A2
1.024%, 02/25/2021 (A)	318	317
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.868%, 07/26/2021 (A)	575	574
Structured Asset Investment Loan Trust, Ser 2004-10, Cl A7
1.584%, 11/25/2034 (A)	1,643	1,631
Structured Asset Investment Loan Trust, Ser 2004-11, Cl A4
1.424%, 01/25/2035 (A)	1,236	1,222
Structured Asset Investment Loan Trust, Ser 2005-3, Cl M2
1.184%, 04/25/2035 (A)	1,408	1,384
Structured Asset Securities, Ser 2005-WF1, Cl A3
1.148%, 02/25/2035 (A)	1,928	1,887

		53,233

Total Asset-Backed Securities (Cost $217,304) ($ Thousands)		217,249

MORTGAGE-BACKED SECURITIES — 14.8%

Agency Mortgage-Backed Obligations — 7.1%
FHLMC
5.000%, 06/01/2019	70	72
4.000%, 06/01/2025	695	739
FHLMC ARM
2.259%, 03/01/2037 (A)	231	244
FHLMC CMO, Ser 2004-2761, Cl FT
0.858%, 12/15/2033 (A)	1,436	1,441
FHLMC CMO, Ser 2005-2990, Cl LK
0.878%, 10/15/2034 (A)	2,877	2,875
FHLMC CMO, Ser 2005-3066, Cl PF
0.808%, 04/15/2035 (A)	3,420	3,417
FHLMC CMO, Ser 2006-3102, Cl FB
0.808%, 01/15/2036 (A)	2,299	2,299
FHLMC CMO, Ser 2008-3419, Cl FA
1.078%, 08/15/2037 (A)	2,533	2,542
FHLMC CMO, Ser 2010-3747, Cl PA
4.000%, 04/15/2038	387	405
FHLMC CMO, Ser 2010-3777, Cl WA
4.000%, 12/15/2040	4,197	4,508

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2011-3867, Cl FN
0.858%, 04/15/2040 (A)	$812	$ 813
FHLMC CMO, Ser 2011-3960, Cl JF
0.958%, 04/15/2041 (A)	1,622	1,623
FHLMC CMO, Ser 2012-4048, Cl GF
0.858%, 10/15/2040 (A)	1,025	1,015
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2010-K008, Cl A1
2.746%, 12/25/2019	1,892	1,921
FHLMC Multifamily Structured Pass-Through Certificates, Ser K501, Cl A2
1.655%, 11/25/2016	255	255
FHLMC Multifamily Structured Pass-Through Certificates, Ser KGRP, Cl A
0.900%, 04/25/2020 (A)	621	621
FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl A1
2.446%, 03/25/2026	2,043	2,109
FNMA
6.000%, 02/01/2023	2,760	3,018
5.000%, 05/01/2019	2,005	2,059
4.506%, 06/01/2019	4,550	4,698
4.500%, 05/01/2024 to 07/01/2034	5,033	5,488
4.383%, 04/01/2021	971	1,071
4.330%, 04/01/2021	765	845
3.800%, 04/01/2018	2,017	2,075
3.427%, 01/01/2018	1,431	1,449
3.270%, 10/01/2020	1,039	1,106
1.220%, 08/01/2017	653	653
FNMA CMO, Ser 2004-94, Cl HF
0.739%, 10/25/2034 (A)	1,289	1,292
FNMA CMO, Ser 2005-45, Cl PF
0.774%, 10/25/2034 (A)	2,805	2,797
FNMA CMO, Ser 2005-83, Cl FP
0.854%, 10/25/2035 (A)	2,237	2,229
FNMA CMO, Ser 2007-98, Cl FD
0.974%, 06/25/2037 (A)	983	985
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	94	95
FNMA CMO, Ser 2011-124, Cl DF
0.974%, 08/25/2040 (A)	3,550	3,562
FNMA CMO, Ser 2011-23, Cl AB
2.750%, 06/25/2020	108	109
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	3,054	3,132
FNMA CMO, Ser 2012-29, Cl NA
3.500%, 03/25/2042	542	561
FNMA, Ser 2010-M7, Cl A2
3.655%, 11/25/2020	1,073	1,142
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	1,200	1,250

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2013-M14, Cl FA
0.874%, 08/25/2018 (A)	$2,083	$ 2,084
FNMA, Ser 2014-M2, Cl ASV2
2.777%, 06/25/2021 (A)	2,000	2,096
FNMA, Ser 2014-M6, Cl FA
0.729%, 12/25/2017 (A)	1,185	1,185
GNMA ARM
3.000%, 02/20/2041 (A)	483	497
2.125%, 04/20/2042 (A)	237	245
2.000%, 01/20/2042 to 10/20/2042 (A)	2,335	2,391
1.875%, 08/20/2041 (A)	843	868
GNMA CMO, Ser 2004-17, Cl MA
5.000%, 02/16/2032	2	2
GNMA CMO, Ser 2010-162, Cl PQ
4.500%, 06/16/2039	138	144
GNMA CMO, Ser 2011-106, Cl ME
3.000%, 06/20/2038	18	18
GNMA CMO, Ser 2012-31, Cl QJ
3.000%, 12/20/2039	363	370
GNMA CMO, Ser 2012-77, Cl FM
1.177%, 11/16/2039 (A)	2,449	2,469
GNMA, Ser 2011-119, Cl A
2.160%, 07/16/2033	592	591
GNMA, Ser 2011-142, Cl A
2.337%, 10/16/2040	2,214	2,228
GNMA, Ser 2012-109, Cl AB
1.388%, 09/16/2044	920	904
GNMA, Ser 2013-12, Cl AB
1.826%, 11/16/2052	1,436	1,414
GNMA, Ser 2013193, Cl AB
2.000%, 12/16/2049	353	353
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	31	32

		84,406

Non-Agency Mortgage-Backed Obligations — 7.7%
Agate Bay Mortgage Trust, Ser 2015-2, Cl A7
3.500%, 03/25/2045 (A)(B)	2,317	2,378
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/2045 (A)(B)	3,227	3,296
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl A
1.531%, 09/15/2026 (A)(B)	1,790	1,789
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
1.480%, 06/15/2028 (A)(B)	600	599
BAMLL-DB Trust, Ser OSI, Cl B
4.830%, 04/13/2029 (B)	1,500	1,522
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl A4
5.414%, 09/10/2047	187	187

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl A4
5.356%, 10/10/2045	$449	$ 450
Banc of America Commercial Mortgage Trust, Ser 2007-2, Cl A4
5.624%, 04/10/2049 (A)	1,354	1,365
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.458%, 08/15/2029 (A)(B)	1,056	1,053
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A2
1.813%, 09/10/2045	935	937
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	985	989
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A2
3.161%, 09/10/2046	1,750	1,795
Citigroup Commercial Mortgage Trust, Ser 2013-SMP, Cl A
2.110%, 01/12/2030 (B)	4,307	4,327
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl A1
1.506%, 05/10/2049	3,527	3,533
COMM Mortgage Trust, Ser 2012-9W57, Cl A
2.365%, 02/10/2029 (B)	3,140	3,148
COMM Mortgage Trust, Ser 2014-BBG, Cl A
1.308%, 03/15/2029 (A)(B)	4,223	4,186
COMM Mortgage Trust, Ser 2014-PAT, Cl A
1.278%, 08/13/2027 (A)(B)	320	319
COMM Mortgage Trust, Ser 2014-UBS4, Cl A2
2.963%, 08/10/2019	2,075	2,142
COMM Mortgage Trust, Ser 2015-LC23, Cl A1
1.811%, 10/10/2053	259	261
Credit Suisse Commercial Mortgage Trust Series, Ser 2007-C1, Cl A1A
5.361%, 02/15/2040	794	798
CSMC Trust, Ser 2014-WIN1, Cl 2A5
3.000%, 09/25/2044 (A)(B)	1,502	1,531
CSMC Trust, Ser 2014-WIN1, Cl 1A1
3.000%, 08/25/2029 (A)(B)	3,507	3,602
CSMLT Trust, Ser 2015-1, Cl A3
3.500%, 05/25/2045 (B)	2,529	2,558
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M1
1.388%, 10/25/2027 (A)	2,087	2,089
GS Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.679%, 08/10/2043 (B)	218	226
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV1
0.938%, 07/25/2034 (A)	762	751

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A1
1.085%, 07/15/2045	$292	$ 291
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	1,577	1,619
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A1
1.266%, 04/15/2047	279	277
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A1
1.451%, 06/15/2019	868	865
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C27, Cl A2
2.734%, 02/15/2048	1,500	1,550
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A1
1.626%, 05/15/2048	1,104	1,105
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CIBC19, Cl ASB
5.865%, 02/12/2049 (A)	282	283
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	1,333	1,432
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (B)	675	700
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	1,050	1,073
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.408%, 10/15/2029 (A)(B)	1,785	1,750
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-FL5, Cl A
1.146%, 07/15/2031 (A)(B)	373	373
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.642%, 08/15/2027 (A)(B)	4,110	4,107
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-CSMO, Cl A
1.758%, 01/15/2032 (A)(B)	3,486	3,485
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
3.000%, 10/25/2029 (A)(B)	2,612	2,691
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/2045 (A)(B)	3,951	4,039
JPMorgan Resecuritization Trust Series, Ser 2009-7, Cl 18A1
2.819%, 11/27/2036 (A)(B)	1,017	1,018
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/2040	1,005	1,015

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
0.948%, 04/25/2029 (A)	$1,219	$ 1,142
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A2
1.972%, 08/15/2045	2,233	2,242
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A2
1.863%, 02/15/2046	1,420	1,425
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl A2
2.933%, 03/15/2048	300	312
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A1
1.980%, 12/15/2047	320	323
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.688%, 02/25/2024 (A)	4,703	4,818
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C32, Cl A3
5.889%, 06/15/2049 (A)	1,500	1,528
Waldorf Astoria Boca Raton Trust, Ser 2016-BOCA, Cl A
1.858%, 06/15/2029 (A)(B)	2,000	2,001
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl A2
2.072%, 03/15/2048	1,125	1,130
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A1
1.518%, 11/15/2047	1,175	1,177
WinWater Mortgage Loan Trust, Ser 2015-A, Cl A5
3.500%, 06/20/2045 (A)(B)	2,201	2,242

		91,844

Total Mortgage-Backed Securities (Cost $176,231) ($ Thousands)		176,250

MUNICIPAL BONDS — 4.5%
California — 0.9%
California State, GO
6.200%, 03/01/2019	5,100	5,685
Los Angeles, Municipal Improvement, Ser A, RB
2.344%, 11/01/2018	995	1,021
San Francisco, City & County Airport Comm-San Francisco International Airport, RB
3.396%, 05/01/2019	3,805	4,005

		10,711

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Colorado — 0.2%
Denver, City & County, Ser B, RB
1.825%, 08/01/2019	$2,000	$ 2,022

Connecticut — 0.1%
Connecticut State, Ser B, GO
2.500%, 08/01/2020	1,560	1,602

Florida — 0.2%
Greater Orlando, Aviation Authority, Ser D, RB
3.733%, 10/01/2020	1,820	1,979
Miami Beach, Redevelopment Agency, TA
2.407%, 02/01/2018	1,000	1,006

		2,985

Georgia — 0.1%
Georgia State, Electric Authority, Ser D, RB
3.552%, 01/01/2017	810	818

Illinois — 0.1%
Waukegan City, Ser B, GO
2.566%, 12/30/2019	1,045	1,063

Kentucky — 0.1%
Louisville, Regional Airport Authority, Ser C, RB
1.313%, 07/01/2017	1,640	1,645

Louisiana — 0.4%
Louisiana State, Ser C, GO
1.087%, 08/01/2017	4,455	4,458

Maryland — 0.1%
Maryland State, Community Development Administration Housing Revenue, Ser A, RB
1.517%, 03/01/2019	1,000	997

Michigan — 0.4%
Hartland, Consolidated Schools, Ser B, GO
1.830%, 05/01/2019	2,050	2,071
Haslett, Public Schools, Ser B, GO
1.384%, 05/01/2018	2,050	2,054
Michigan State, Ser A, GO
1.625%, 05/15/2017	1,000	1,006

		5,131

Minnesota — 0.4%
Saint Paul, Housing & Redevelopment Authority, RB
1.838%, 07/01/2018	4,235	4,263

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey — 0.5%
New Jersey State, Economic Development Authority, Ser Q, RB
1.802%, 06/15/2017	$4,915	$ 4,935
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.758%, 12/15/2018	1,000	985

		5,920

North Carolina — 0.3%
North Carolina State, Eastern Municipal Power Agency, RB
2.003%, 07/01/2018	4,075	4,107

Ohio — 0.3%
Jobs, Beverage System, Ser B, RB
1.820%, 01/01/2018	2,195	2,219
Ohio State, Build America Bonds, RB
4.168%, 06/15/2018	1,275	1,342

		3,561

Oklahoma — 0.2%
University of Oklahoma, Ser D, RB
2.349%, 07/01/2020	1,815	1,849

Washington — 0.2%
WBRP 3.2, Ser B, RB
1.485%, 03/01/2018	2,725	2,733

Total Municipal Bonds (Cost $53,619) ($ Thousands)		53,865

SOVEREIGN DEBT — 2.2%
European Investment Bank
0.875%, 04/18/2017	4,900	4,900
Export-Import Bank of Korea
1.423%, 01/14/2017 (A)	3,915	3,921
Hydro-Quebec
1.375%, 06/19/2017	1,290	1,293
Inter-American Development Bank MTN
0.646%, 12/12/2016 (A)	4,000	4,000
Korea Development Bank
1.327%, 01/22/2017 (A)	7,056	7,055
Province of Ontario
1.600%, 09/21/2016	1,000	1,000
Province of Quebec Canada MTN
0.910%, 09/04/2018 (A)	3,585	3,589

Total Sovereign Debt (Cost $25,749) ($ Thousands)		25,758

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Limited Duration Bond Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **†	12,473,199	$ 12,473

Total Cash Equivalent (Cost $12,473) ($ Thousands)		12,473

Total Investments — 101.3% (Cost $1,199,615) ($ Thousands) @		$ 1,202,761

Percentages are based on Net Assets of $1,187,699 ($ Thousands).

**	Rate shown is the 7-day effective yield as of August 31, 2016.

†	Investment in Affiliated Security.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2016, the value of these securities amounted to $183,603 ($ Thousands), representing 15.5% of the net assets of the Fund.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2016.

(C)	The rate reported is the effective yield at time of purchase.

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $1,199,615 ($ Thousands), and the unrealized appreciation and depreciation were $4,142 ($ Thousands) and ($996) ($ Thousands), respectively.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$384,438	$—	$384,438
U.S. Treasury Obligations	—	332,728	—	332,728
Asset-Backed Securities	—	217,249	—	217,249
Mortgage-Backed Securities	—	176,250	—	176,250
Municipal Bonds	—	53,865	—	53,865
Sovereign Debt	—	25,758	—	25,758
Cash Equivalent	12,473	—	—	12,473

Total Investments in Securities	$12,473	$1,190,288	$—	$1,202,761

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the transactions with affiliates for the period ended August 31, 2016 ($ Thousands):

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Value 8/31/2016	Dividend Income

SEI Daily Income Trust, Government Fund, Cl A	$ —	$ 165,120	$ (152,647)	$ 12,473	$ —
SEI Daily Income Trust, Prime Obligation Fund, Cl A	6,511	96,532	(103,043)	—	—

Totals	$ 6,511	$ 261,652	$ (255,690)	$ 12,473	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 88.3%‡‡

Consumer Discretionary — 4.0%
21st Century Fox America
8.150%, 10/17/2036	$40	$ 59
6.900%, 08/15/2039	2,170	2,946
Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	4,676	4,875
Charter Communications Operating LLC
4.464%, 07/23/2022 (A)	1,185	1,286
Comcast
6.950%, 08/15/2037	4,290	6,322
5.650%, 06/15/2035	190	249
4.200%, 08/15/2034	3,700	4,139
3.375%, 02/15/2025	6,425	6,913
3.150%, 03/01/2026	2,435	2,579
1.625%, 01/15/2022	920	915
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,750	2,461
Discovery Communications LLC
6.350%, 06/01/2040	740	783
Ford Holdings
9.300%, 03/01/2030	287	415
General Motors
4.875%, 10/02/2023	1,150	1,255
Home Depot
4.400%, 04/01/2021	1,050	1,177
4.400%, 03/15/2045	840	991
3.350%, 09/15/2025	785	860
2.250%, 09/10/2018	2,000	2,047
2.000%, 04/01/2021	1,280	1,307
Lowe’s
4.375%, 09/15/2045	520	597
3.375%, 09/15/2025	1,590	1,722
Newell Brands
5.000%, 11/15/2023 (A)	1,475	1,570
NVR
3.950%, 09/15/2022	665	701
QVC
4.375%, 03/15/2023	1,395	1,411
Starbucks
2.100%, 02/04/2021	900	924
Target
6.500%, 10/15/2037	1,750	2,555
3.625%, 04/15/2046	920	960
2.900%, 01/15/2022	1,405	1,487
2.500%, 04/15/2026	1,350	1,386
Time Warner Entertainment
8.375%, 07/15/2033	797	1,090
Viacom
5.625%, 09/15/2019	2,200	2,429

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walt Disney MTN
1.850%, 07/30/2026	$1,435	$ 1,382

		59,793

Consumer Staples — 8.2%
Altria Group
9.950%, 11/10/2038	1,663	3,028
4.750%, 05/05/2021	1,000	1,136
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	4,665	5,657
4.700%, 02/01/2036	8,741	10,143
3.650%, 02/01/2026	8,520	9,087
3.300%, 02/01/2023	4,165	4,374
2.650%, 02/01/2021	3,675	3,790
Anheuser-Busch InBev Worldwide
2.500%, 07/15/2022	1,385	1,413
Anheuser-Busch LLC
5.000%, 03/01/2019	1,000	1,082
BAT International Finance
2.750%, 06/15/2020 (A)	4,240	4,377
1.850%, 06/15/2018 (A)	2,740	2,766
Bayer US Finance LLC
1.500%, 10/06/2017 (A)	2,955	2,956
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,119
Bowdoin College
4.693%, 07/01/2112	2,056	2,128
Coca-Cola
1.550%, 09/01/2021	3,005	3,000
CVS Health
5.125%, 07/20/2045	870	1,085
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	2,400	3,218
7.507%, 01/10/2032 (A)	1,692	2,177
Hershey
2.300%, 08/15/2026	4,470	4,457
Japan Tobacco
2.100%, 07/23/2018 (A)	2,652	2,682
Kraft Heinz Foods
4.875%, 02/15/2025 (A)	724	798
Land O’ Lakes
6.000%, 11/15/2022 (A)	1,665	1,807
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,080	4,439
Molson Coors Brewing
2.100%, 07/15/2021	1,985	1,999
New York and Presbyterian Hospital
4.763%, 08/01/2116	2,350	2,519
Novartis Capital
3.000%, 11/20/2025	3,085	3,296
PepsiCo
3.125%, 11/01/2020	3,915	4,184

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.500%, 02/22/2019	$1,175	$ 1,187
1.250%, 04/30/2018	2,700	2,710
Philip Morris International
4.500%, 03/20/2042	1,375	1,581
3.875%, 08/21/2042	335	352
Roche Holdings
2.875%, 09/29/2021 (A)	3,950	4,166
Sanofi
1.250%, 04/10/2018	3,410	3,418
Toledo Hospital
4.982%, 11/15/2045	2,180	2,747
University of Southern California
5.250%, 10/01/2111	3,250	4,407
Walgreens Boots Alliance
1.750%, 05/30/2018	3,160	3,180
Wal-Mart Stores
4.300%, 04/22/2044	80	96
2.550%, 04/11/2023	5,680	5,914
Wesleyan University
4.781%, 07/01/2116	2,040	2,245

		121,720

Energy — 7.5%
Anadarko Petroleum
6.450%, 09/15/2036	1,995	2,303
4.475%, 10/10/2036 (B)	12,000	4,615
BP Capital Markets
1.846%, 05/05/2017	2,779	2,791
1.375%, 11/06/2017	2,512	2,516
British Transco Finance
6.625%, 06/01/2018	1,765	1,913
Chevron
2.954%, 05/16/2026	2,095	2,185
1.365%, 03/02/2018	3,500	3,511
1.344%, 11/09/2017	2,800	2,810
CNOOC Finance 2013
1.750%, 05/09/2018	190	189
Columbia Pipeline Group
4.500%, 06/01/2025	950	1,028
2.450%, 06/01/2018	2,925	2,940
Conoco Funding
6.950%, 04/15/2029	1,067	1,359
ConocoPhillips
6.500%, 02/01/2039	1,715	2,253
4.200%, 03/15/2021	3,220	3,475
2.400%, 12/15/2022	3,000	2,992
1.717%, 05/15/2022 (C)	3,955	3,861
Devon Financing
7.875%, 09/30/2031	1,761	2,161
Energy Transfer Partners
5.150%, 03/15/2045	670	643
4.650%, 06/01/2021	2,982	3,178

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.050%, 03/15/2025	$520	$ 520
Enterprise Products Operating LLC
3.900%, 02/15/2024	4,250	4,501
Exxon Mobil
4.114%, 03/01/2046	3,293	3,776
3.043%, 03/01/2026	1,985	2,108
1.305%, 03/06/2018	4,700	4,713
Kinder Morgan
5.550%, 06/01/2045	2,220	2,291
MPLX
4.875%, 12/01/2024 (A)	1,640	1,678
Nexen
7.400%, 05/01/2028	772	1,042
Occidental Petroleum
4.400%, 04/15/2046	1,910	2,120
Schlumberger Holdings
4.000%, 12/21/2025 (A)	1,500	1,638
3.000%, 12/21/2020 (A)	2,562	2,668
Shell International Finance
6.375%, 12/15/2038	1,170	1,610
4.125%, 05/11/2035	2,040	2,236
4.000%, 05/10/2046	3,115	3,264
3.625%, 08/21/2042	641	634
3.400%, 08/12/2023	5,525	5,939
2.875%, 05/10/2026	1,940	1,997
1.375%, 05/10/2019	4,170	4,169
Statoil
1.200%, 01/17/2018	3,750	3,745
Suncor Energy
5.950%, 12/01/2034	1,375	1,653
Sunoco Logistics Partners Operations
4.950%, 01/15/2043	2,124	2,048
TransCanada PipeLines
6.100%, 06/01/2040	1,435	1,838
4.625%, 03/01/2034	935	1,018
Transcanada Trust
5.875%, 08/15/2076 (C)	2,670	2,845
Valero Energy
10.500%, 03/15/2039	1,668	2,588
Williams Partners
5.100%, 09/15/2045	1,390	1,363
3.600%, 03/15/2022	1,105	1,104

		111,829

Financials — 32.0%
ABN AMRO Bank
1.543%, 10/28/2016 (A)(C)	1,930	1,932
AIA Group MTN
3.200%, 03/11/2025 (A)	3,600	3,703
American Express Credit MTN
2.375%, 03/24/2017	2,370	2,388

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Honda Finance MTN
1.200%, 07/12/2019	$5,260	$ 5,250
American Honda Finance
2.125%, 10/10/2018	2,690	2,743
American International Group
4.875%, 06/01/2022	1,300	1,457
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,685
ANZ New Zealand International
1.750%, 03/29/2018 (A)	4,000	4,012
Apollo Management Holdings
4.400%, 05/27/2026 (A)	1,715	1,777
4.000%, 05/30/2024 (A)	1,310	1,353
Bank of America MTN
5.000%, 01/21/2044	550	659
4.450%, 03/03/2026	3,860	4,157
3.500%, 04/19/2026	3,060	3,197
Bank of America
6.000%, 10/15/2036	345	453
Bank of Montreal MTN
1.900%, 08/27/2021	2,335	2,325
1.500%, 07/18/2019	2,977	2,972
Bank of New York Mellon MTN
2.600%, 08/17/2020	3,745	3,862
2.300%, 09/11/2019	1,650	1,690
2.200%, 08/16/2023	2,025	2,020
2.150%, 02/24/2020	2,825	2,877
BB&T
4.900%, 06/30/2017	880	904
Bear Stearns LLC
5.550%, 01/22/2017	1,940	1,972
Berkshire Hathaway
3.125%, 03/15/2026	3,978	4,221
2.750%, 03/15/2023	3,585	3,728
2.200%, 03/15/2021	935	961
0.931%, 08/06/2018 (C)	995	995
Berkshire Hathaway Finance
1.700%, 03/15/2019	3,475	3,520
Blackstone Holdings Finance
5.000%, 06/15/2044 (A)	3,115	3,521
4.450%, 07/15/2045 (A)	3,845	4,004
BMW US Capital LLC
2.800%, 04/11/2026 (A)	2,715	2,809
1.500%, 04/11/2019 (A)	1,875	1,884
Branch Banking & Trust
3.800%, 10/30/2026	1,780	1,950
2.850%, 04/01/2021	4,065	4,248
Capital One Bank USA
2.300%, 06/05/2019	2,475	2,507
Capital One Financial
3.750%, 07/28/2026	2,115	2,125

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Carlyle Holdings Finance LLC
3.875%, 02/01/2023 (A)	$1,182	$ 1,233
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	3,127	3,512
CDP Financial
5.600%, 11/25/2039 (A)	700	961
4.400%, 11/25/2019 (A)	2,290	2,501
Charles Schwab
4.450%, 07/22/2020	1,720	1,899
Chubb INA Holdings
4.350%, 11/03/2045	1,138	1,345
2.875%, 11/03/2022	3,685	3,881
2.300%, 11/03/2020	5,585	5,748
Citigroup
4.750%, 05/18/2046	1,010	1,072
4.650%, 07/30/2045	1,680	1,916
4.450%, 09/29/2027	2,625	2,769
2.278%, 09/01/2023 (C)	1,230	1,236
Cooperatieve Rabobank UA
5.250%, 08/04/2045	2,985	3,473
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	4,175	4,563
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026 (A)	2,775	2,933
3.800%, 06/09/2023 (A)	2,010	2,040
Credit Suisse NY
3.000%, 10/29/2021	2,810	2,901
Credit Suisse NY MTN
1.750%, 01/29/2018	4,260	4,265
Farmers Exchange Capital III
5.454%, 10/15/2054 (A)(C)	1,750	1,794
Fifth Third Bank
2.875%, 10/01/2021	3,570	3,730
2.300%, 03/15/2019	3,950	4,008
Fifth Third Bank MTN
2.150%, 08/20/2018	4,000	4,053
Ford Motor Credit LLC
2.551%, 10/05/2018	655	666
General Electric
6.875%, 01/10/2039	1,775	2,707
5.625%, 09/15/2017	2,740	2,869
General Electric MTN
2.300%, 04/27/2017	2,335	2,355
1.158%, 05/05/2026 (C)	2,210	2,130
General Motors Financial
5.250%, 03/01/2026	1,170	1,300
Goldman Sachs Group
7.500%, 02/15/2019	2,900	3,303
6.750%, 10/01/2037	1,580	2,015
6.345%, 02/15/2034	1,735	2,106
6.250%, 02/01/2041	3,150	4,168
6.150%, 04/01/2018	980	1,050

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.950%, 01/18/2018	$1,465	$ 1,553
5.375%, 03/15/2020	2,140	2,382
5.150%, 05/22/2045	1,115	1,228
4.750%, 10/21/2045	1,585	1,814
3.500%, 01/23/2025	1,700	1,766
2.625%, 04/25/2021	2,445	2,490
2.600%, 04/23/2020	2,160	2,205
Goldman Sachs Group MTN
4.800%, 07/08/2044	2,850	3,277
HSBC Bank PLC
7.650%, 05/01/2025	2,515	3,190
HSBC Bank USA
5.875%, 11/01/2034	1,990	2,461
4.875%, 08/24/2020	2,745	2,992
HSBC Finance
6.676%, 01/15/2021	410	473
HSBC Holdings
3.900%, 05/25/2026	3,260	3,404
Huntington Bancshares
2.300%, 01/14/2022	1,865	1,858
Huntington National Bank
2.200%, 11/06/2018	2,140	2,163
1.700%, 02/26/2018	2,750	2,758
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	600	605
Infinity Property & Casualty
5.000%, 09/19/2022	2,075	2,187
Intercontinental Exchange
2.750%, 12/01/2020	6,830	7,118
JPMorgan Chase
6.400%, 05/15/2038	3,440	4,806
6.000%, 10/01/2017	6,610	6,931
6.000%, 01/15/2018	3,929	4,171
4.950%, 06/01/2045	2,230	2,580
4.625%, 05/10/2021	675	749
4.500%, 01/24/2022	4,741	5,254
3.875%, 09/10/2024	3,140	3,317
3.250%, 09/23/2022	2,855	2,999
3.200%, 06/15/2026	2,710	2,790
2.700%, 05/18/2023	2,860	2,906
JPMorgan Chase MTN
2.295%, 08/15/2021	8,715	8,769
JPMorgan Chase Capital XXIII
1.817%, 05/15/2047 (C)	1,470	1,143
KeyBank
2.350%, 03/08/2019	2,970	3,027
1.700%, 06/01/2018	2,120	2,131
KFW
2.125%, 01/17/2023	2,810	2,907
1.250%, 02/15/2017	4,850	4,861
KFW MTN
1.500%, 04/20/2020	2,925	2,951

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.000%, 09/07/2018	$2,725	$ 2,724
KKR Group Finance III
5.125%, 06/01/2044 (A)	6,541	6,802
Lloyds Bank
2.350%, 09/05/2019	1,880	1,905
Macquarie Group MTN
4.875%, 08/10/2017 (A)	2,890	2,976
MetLife
10.750%, 08/01/2039	825	1,328
4.050%, 03/01/2045	1,260	1,255
3.000%, 03/01/2025	2,500	2,545
Metropolitan Life Global Funding I
2.300%, 04/10/2019 (A)	3,500	3,572
Mitsubishi UFJ Trust & Banking
1.600%, 10/16/2017 (A)	3,500	3,506
Morgan Stanley
2.800%, 06/16/2020	1,205	1,240
2.650%, 01/27/2020	2,900	2,976
Morgan Stanley MTN
7.300%, 05/13/2019	1,905	2,176
6.375%, 07/24/2042	1,975	2,711
5.625%, 09/23/2019	970	1,079
4.300%, 01/27/2045	1,150	1,248
4.000%, 07/23/2025	2,230	2,410
3.875%, 01/27/2026	4,917	5,238
3.125%, 07/27/2026	255	258
2.500%, 04/21/2021	5,950	6,035
2.450%, 02/01/2019	2,990	3,048
MUFG Americas Holdings
3.000%, 02/10/2025	3,590	3,643
National Rural Utilities Cooperative Finance MTN
0.950%, 04/24/2017	2,855	2,854
National Rural Utilities Cooperative Finance
4.750%, 04/30/2043 (C)	2,056	2,077
4.023%, 11/01/2032	3,230	3,537
New York Life Global Funding
1.950%, 02/11/2020 (A)	3,500	3,542
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	5,000	5,050
Nordea Bank MTN
1.625%, 05/15/2018 (A)	2,460	2,469
Pacific Life Insurance
9.250%, 06/15/2039 (A)	1,215	1,919
PNC Bank
3.300%, 10/30/2024	1,840	1,965
2.250%, 07/02/2019	945	962
1.950%, 03/04/2019	2,030	2,054
PNC Bank MTN
2.150%, 04/29/2021	4,880	4,945
1.600%, 06/01/2018	3,810	3,830

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pricoa Global Funding I
2.200%, 06/03/2021 (A)	$2,925	$ 2,955
Principal Life Global Funding II
1.500%, 09/11/2017 (A)	2,157	2,164
Prudential Financial MTN
5.700%, 12/14/2036	1,660	2,021
Royal Bank of Canada MTN
2.500%, 01/19/2021	2,165	2,232
S&P Global
3.300%, 08/14/2020	2,543	2,670
SunTrust Banks
2.900%, 03/03/2021	1,715	1,779
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	115	159
4.900%, 09/15/2044 (A)	1,605	1,832
TIAA Asset Management Finance LLC
2.950%, 11/01/2019 (A)	2,810	2,887
Toronto-Dominion Bank MTN
2.625%, 09/10/2018	3,500	3,582
Toyota Motor Credit
2.800%, 07/13/2022	2,450	2,570
1.550%, 07/13/2018	2,980	3,000
Toyota Motor Credit MTN
1.450%, 01/12/2018	4,135	4,151
Travelers
3.750%, 05/15/2046	2,965	3,180
Travelers MTN
5.750%, 12/15/2017	160	169
UBS MTN
1.800%, 03/26/2018	3,500	3,520
1.375%, 08/14/2017	1,810	1,810
UBS Group Funding Jersey
4.125%, 04/15/2026 (A)	1,635	1,728
2.650%, 02/01/2022 (A)	2,325	2,324
US Bancorp MTN
2.200%, 11/15/2016	2,840	2,845
US Bank
2.125%, 10/28/2019	2,305	2,355
USF&G Capital III
8.312%, 07/01/2046 (A)	585	797
Validus Holdings
8.875%, 01/26/2040	1,370	1,956
Vesey Street Investment Trust I
4.404%, 09/01/2016 (D)	2,720	2,720
Visa
2.800%, 12/14/2022	2,285	2,399
2.200%, 12/14/2020	2,110	2,173
Volkswagen Group of America Finance LLC
1.250%, 05/23/2017 (A)	2,175	2,171
WEA Finance LLC
3.750%, 09/17/2024 (A)	3,382	3,545

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo
3.900%, 05/01/2045	$410	$ 435
2.500%, 03/04/2021	2,745	2,812
2.150%, 01/15/2019	8,776	8,929
Wells Fargo MTN
4.900%, 11/17/2045	1,515	1,730
4.400%, 06/14/2046	4,040	4,313
4.300%, 07/22/2027	1,590	1,757
2.150%, 01/30/2020	5,665	5,760
Westpac Banking
4.625%, 06/01/2018	3,466	3,635
ZFS Finance USA Trust I
6.500%, 05/09/2037 (A)(C)	1,945	1,974

		476,497

Health Care — 7.0%
AbbVie
4.500%, 05/14/2035	2,080	2,256
2.500%, 05/14/2020	1,000	1,023
Aetna
4.375%, 06/15/2046	60	62
4.250%, 06/15/2036	1,975	2,055
2.800%, 06/15/2023	1,315	1,346
2.750%, 11/15/2022	2,945	2,990
2.400%, 06/15/2021	2,905	2,950
1.900%, 06/07/2019	2,595	2,619
AmerisourceBergen
1.150%, 05/15/2017	445	445
Amgen
1.850%, 08/19/2021	2,615	2,612
AstraZeneca
6.450%, 09/15/2037	1,070	1,509
2.375%, 11/16/2020	1,150	1,184
Coventry Health Care
5.950%, 03/15/2017	6,155	6,310
5.450%, 06/15/2021	1,480	1,684
Dignity Health
2.637%, 11/01/2019	4,364	4,463
Gilead Sciences
4.750%, 03/01/2046	2,065	2,403
3.650%, 03/01/2026	880	955
3.250%, 09/01/2022	2,225	2,371
2.550%, 09/01/2020	4,440	4,610
2.050%, 04/01/2019	4,100	4,185
Johnson & Johnson
5.550%, 08/15/2017	1,759	1,837
Medtronic
4.375%, 03/15/2035	3,576	4,100
3.150%, 03/15/2022	2,285	2,429
2.500%, 03/15/2020	7,695	7,971
1.500%, 03/15/2018	3,445	3,465

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Merck
2.750%, 02/10/2025	$730	$ 763
2.350%, 02/10/2022	2,715	2,796
1.850%, 02/10/2020	2,865	2,928
1.300%, 05/18/2018	4,200	4,225
Mylan
3.150%, 06/15/2021 (A)	4,465	4,568
Perrigo
5.300%, 11/15/2043	685	711
Perrigo Finance Unlimited
4.375%, 03/15/2026	865	904
Stryker
2.000%, 03/08/2019	2,595	2,628
Teva Pharmaceutical Finance Netherlands III
2.800%, 07/21/2023	1,685	1,694
2.200%, 07/21/2021	4,390	4,395
UnitedHealth Group
4.700%, 02/15/2021	4,150	4,648
4.625%, 07/15/2035	695	825
1.400%, 12/15/2017	4,205	4,223
WellPoint
3.300%, 01/15/2023	670	702
3.125%, 05/15/2022	1,000	1,039

		104,883

Industrials — 8.7%
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	4,155	4,545
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
4.375%, 10/01/2022	1,599	1,623
American Airlines, Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	2,335	2,446
American Airlines, Pass-Through Trust, Ser 2016-2, Cl A
3.650%, 06/15/2028	1,700	1,789
BAE Systems
5.800%, 10/11/2041 (A)	3,940	4,944
Boeing
2.500%, 03/01/2025	1,440	1,484
1.875%, 06/15/2023	3,885	3,859
Burlington Northern Santa Fe LLC
5.650%, 05/01/2017	1,700	1,751
4.550%, 09/01/2044	2,955	3,493
Caterpillar
4.750%, 05/15/2064	640	745
3.803%, 08/15/2042	1,060	1,113
3.400%, 05/15/2024	3,050	3,297

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	$4,253	$ 4,562
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	3,824	4,082
Delta Air Lines, Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,506	1,612
Fortive
2.350%, 06/15/2021 (A)	1,405	1,425
1.800%, 06/15/2019 (A)	605	610
GE Capital International Funding Unlimited
4.418%, 11/15/2035	6,621	7,573
2.342%, 11/15/2020	7,076	7,288
General Dynamics
2.250%, 11/15/2022	2,210	2,266
1.875%, 08/15/2023	2,250	2,232
General Electric
5.250%, 12/06/2017	2,920	3,072
5.000%, 12/29/2049 (C)	1,988	2,132
4.500%, 03/11/2044	3,245	3,834
4.125%, 10/09/2042	1,720	1,941
Harris
1.999%, 04/27/2018	885	891
John Deere Capital
2.550%, 01/08/2021	2,500	2,588
John Deere Capital MTN
2.800%, 03/04/2021	5,915	6,164
2.450%, 09/11/2020	2,431	2,504
Norfolk Southern
6.000%, 05/23/2111	4,499	5,578
PACCAR Financial MTN
2.200%, 09/15/2019	4,000	4,090
1.650%, 08/11/2021	1,200	1,195
1.600%, 03/15/2017	164	165
1.200%, 08/12/2019	1,425	1,421
1.100%, 06/06/2017	3,680	3,685
Raytheon
7.200%, 08/15/2027	1,005	1,423
2.500%, 12/15/2022	4,305	4,481
Siemens
4.400%, 05/27/2045 (A)	2,000	2,432
2.900%, 05/27/2022 (A)	2,105	2,226
Southwest Airlines
2.650%, 11/05/2020	1,325	1,362
Southwest Airlines, Pass-Through Trust, Ser 2007-1
6.150%, 08/01/2022	747	858
Tyco International Finance
5.125%, 09/14/2045	650	785

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Union Pacific
4.050%, 03/01/2046	$3,070	$ 3,450
Union Pacific Railroad 2006 Pass-Through Trust
5.866%, 07/02/2030	1,758	2,055
United Technologies
4.500%, 06/01/2042	4,530	5,370
3.100%, 06/01/2022	2,650	2,848

		129,289

Information Technology — 5.0%
Alibaba Group Holding
1.625%, 11/28/2017	1,843	1,846
Apple
4.650%, 02/23/2046	1,830	2,140
4.500%, 02/23/2036	2,750	3,178
3.250%, 02/23/2026	1,660	1,775
2.850%, 05/06/2021	2,082	2,198
2.450%, 08/04/2026	2,650	2,657
1.550%, 02/07/2020	4,000	4,029
Applied Materials
2.625%, 10/01/2020	2,312	2,386
Cisco Systems
2.200%, 02/28/2021	3,090	3,174
Diamond 1 Finance
5.450%, 06/15/2023 (A)	2,285	2,436
4.420%, 06/15/2021 (A)	1,495	1,563
Hewlett Packard Enterprise
6.200%, 10/15/2035 (A)	2,085	2,188
Intel
4.900%, 07/29/2045	4,075	4,951
Microsoft
3.700%, 08/08/2046	2,456	2,552
3.500%, 02/12/2035	1,345	1,392
3.450%, 08/08/2036	595	612
2.700%, 02/12/2025	2,550	2,639
2.400%, 08/08/2026	6,535	6,570
2.000%, 08/08/2023	4,505	4,498
1.550%, 08/08/2021	1,300	1,298
Oracle
6.125%, 07/08/2039	1,000	1,371
4.300%, 07/08/2034	2,495	2,768
4.000%, 07/15/2046	3,015	3,175
2.650%, 07/15/2026	2,375	2,397
2.400%, 09/15/2023	2,880	2,906
2.250%, 10/08/2019	4,630	4,776
1.900%, 09/15/2021	2,260	2,268
Seagate HDD Cayman
4.750%, 06/01/2023	970	945

		74,688

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Materials — 1.3%
Albemarle
4.150%, 12/01/2024	$1,830	$ 1,976
3.000%, 12/01/2019	250	256
Barrick Gold
5.250%, 04/01/2042	1,290	1,413
Barrick North America Finance LLC
5.750%, 05/01/2043	1,760	2,072
BHP Billiton Finance USA
6.750%, 10/19/2075 (A)(C)	1,380	1,575
5.000%, 09/30/2043	105	125
Georgia-Pacific LLC
8.875%, 05/15/2031	1,421	2,265
Glencore Finance Canada
5.800%, 11/15/2016 (A)	1,200	1,208
LyondellBasell Industries
4.625%, 02/26/2055	2,490	2,498
Nacional del Cobre de Chile
4.500%, 09/16/2025 (A)	1,360	1,436
Praxair
3.200%, 01/30/2026	1,525	1,644
Yara International
3.800%, 06/06/2026 (A)	2,230	2,335

		18,803

Real Estate — 2.1%
American Tower Trust I
3.070%, 03/15/2023 (A)	4,330	4,503
Boston Properties
2.750%, 10/01/2026	1,000	990
Crown Castle Towers LLC
6.113%, 01/15/2020 (A)	4,235	4,701
3.222%, 05/15/2022 (A)	2,230	2,314
Duke Realty
3.250%, 06/30/2026	1,070	1,098
Federal Realty Investment Trust
3.625%, 08/01/2046	1,650	1,655
Simon Property Group
6.750%, 02/01/2040	470	704
4.375%, 03/01/2021	2,300	2,545
2.500%, 07/15/2021	2,215	2,281
2.200%, 02/01/2019	6,565	6,693
Ventas Realty
3.125%, 06/15/2023	1,320	1,347
WP Carey
4.600%, 04/01/2024	2,670	2,795

		31,626

Telecommunication Services — 2.3%
America Movil
6.125%, 03/30/2040	965	1,211
3.125%, 07/16/2022	6,135	6,349

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AT&T
3.465%, 11/27/2022 (A)(B)	$8,000	$ 6,533
Bellsouth Capital Funding
7.875%, 02/15/2030	1,610	2,219
SES
3.600%, 04/04/2023 (A)	5,399	5,506
SES Global Americas Holdings
5.300%, 03/25/2044 (A)	1,750	1,670
Telefonos de Mexico
5.500%, 11/15/2019	2,715	3,019
Verizon Communications
5.150%, 09/15/2023	1,160	1,358
5.012%, 08/21/2054	1,342	1,479
4.862%, 08/21/2046	2,423	2,681
4.522%, 09/15/2048	2,629	2,775

		34,800

Utilities — 10.2%
Ameren Illinois
6.125%, 11/15/2017	1,450	1,528
2.700%, 09/01/2022	2,000	2,077
Berkshire Hathaway Energy
2.000%, 11/15/2018	4,470	4,521
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	2,215	2,650
Commonwealth Edison
4.000%, 08/01/2020	35	38
Connecticut Light & Power
5.650%, 05/01/2018	2,775	2,976
Consumers Energy
6.700%, 09/15/2019	425	491
Dominion Resources
5.250%, 08/01/2033	3,531	4,051
1.600%, 08/15/2019	1,875	1,874
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	2,191
3.900%, 06/15/2021	190	209
Duke Energy Florida LLC
3.100%, 08/15/2021	4,530	4,809
Duke Energy Indiana LLC
6.350%, 08/15/2038	270	383
4.900%, 07/15/2043	210	255
Duke Energy Progress LLC
4.200%, 08/15/2045	2,995	3,404
4.100%, 05/15/2042	744	826
3.000%, 09/15/2021	3,745	3,973
2.800%, 05/15/2022	4,400	4,607
Edison International
2.950%, 03/15/2023	1,655	1,703
Electricite de France
4.950%, 10/13/2045 (A)	1,615	1,851
4.750%, 10/13/2035 (A)	720	803

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.150%, 01/22/2019 (A)	$4,000	$ 4,053
Emera US Finance
4.750%, 06/15/2046 (A)	945	1,041
Entergy Mississippi
2.850%, 06/01/2028	2,745	2,809
Exelon
3.950%, 06/15/2025	1,846	2,018
Florida Power & Light
5.960%, 04/01/2039	120	168
5.690%, 03/01/2040	1,621	2,229
5.125%, 06/01/2041	187	240
4.125%, 02/01/2042	2,540	2,902
Georgia Power
4.300%, 03/15/2043	3,455	3,816
1.950%, 12/01/2018	6,179	6,269
Great Plains Energy
5.292%, 06/15/2022 (D)	1,090	1,213
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	4,920	5,711
Kansas City Power & Light
7.150%, 04/01/2019	3,880	4,413
Kentucky Utilities
5.125%, 11/01/2040	250	314
MidAmerican Energy
2.400%, 03/15/2019	2,420	2,485
Monongahela Power
5.400%, 12/15/2043 (A)	845	1,094
4.100%, 04/15/2024 (A)	2,190	2,412
NextEra Energy Capital Holdings
1.586%, 06/01/2017	890	893
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	2,159
Northern States Power
7.125%, 07/01/2025	3,220	4,418
Oglethorpe Power
5.375%, 11/01/2040	1,420	1,727
4.250%, 04/01/2046	1,015	1,086
4.200%, 12/01/2042	150	159
Oncor Electric Delivery LLC
5.300%, 06/01/2042	2,505	3,245
3.750%, 04/01/2045 (A)	2,510	2,687
Pacific Gas & Electric
5.800%, 03/01/2037	2,226	2,959
3.750%, 02/15/2024	1,985	2,190
PacifiCorp
6.000%, 01/15/2039	3,815	5,254
2.950%, 06/01/2023	3,930	4,114
PECO Energy
4.800%, 10/15/2043	2,925	3,624
Public Service Electric & Gas MTN
1.800%, 06/01/2019	4,198	4,245

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Public Service of Colorado
6.250%, 09/01/2037	$190	$ 270
Public Service of Oklahoma
6.625%, 11/15/2037	900	1,187
San Diego Gas & Electric
3.600%, 09/01/2023	1,224	1,347
3.000%, 08/15/2021	2,470	2,624
South Carolina Electric & Gas
5.450%, 02/01/2041	2,980	3,814
Southaven Combined Cycle Generation LLC
3.846%, 08/15/2033	170	188
Southern California Edison
3.875%, 06/01/2021	4,895	5,365
1.845%, 02/01/2022	4,294	4,299
1.125%, 05/01/2017	555	556
Southern California Gas
3.750%, 09/15/2042	155	167
Union Electric
6.700%, 02/01/2019	5,035	5,661

		152,645

Total Corporate Obligations (Cost $1,276,202) ($ Thousands)		1,316,573

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Bonds
2.500%, 05/15/2046	10,510	11,124
U.S. Treasury Notes
1.500%, 08/15/2026 (E)	22,850	22,704
1.375%, 08/31/2023	2,790	2,778
1.125%, 07/31/2021	8,630	8,602
1.125%, 08/31/2021	2,580	2,573
0.750%, 07/31/2018	1,570	1,569
0.750%, 07/15/2019	895	891
0.750%, 08/15/2019	3,650	3,633

Total U.S. Treasury Obligations (Cost $53,921) ($ Thousands)		53,874

MUNICIPAL BONDS — 3.3%
California — 1.0%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	1,760	2,716
Bay Area, Toll Authority, Build America Project, Ser S1, RB
6.793%, 04/01/2030	1,222	1,609
California State, Build America Project, GO
7.550%, 04/01/2039	2,985	4,864

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	$500	$ 815
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	2,070	3,046
Regents of the University of California Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	179
University of California, Build America Project, RB
5.770%, 05/15/2043	1,350	1,831

		15,060

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	1,905	1,945

Georgia — 0.7%
Municipal Electric Authority of Georgia, Build America Project, RB
7.055%, 04/01/2057	3,512	4,447
6.637%, 04/01/2057	4,414	6,040

		10,487

Illinois — 0.1%
Illinois State, GO
5.100%, 06/01/2033	1,700	1,657

Kansas — 0.3%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	3,860	4,348

Kentucky — 0.1%
Kentucky State, Asset/Liability Commission, RB
3.165%, 04/01/2018	1,141	1,162

Massachusetts — 0.0%
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	100	126
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	80	112

		238

New Jersey — 0.5%
New Jersey State, Economic Development Authority, Ser B, RB, AGM
3.019%, 02/15/2020(B)	4,500	4,123

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, State Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	$2,500	$ 3,879

		8,002

New York — 0.1%
New York City, Build America Project, GO
6.271%, 12/01/2037	200	288
Port Authority of New York & New Jersey, RB
4.960%, 08/01/2046	155	198
4.458%, 10/01/2062	620	733

		1,219

North Carolina — 0.2%
University of North Carolina at Chapel Hill, Ser C, RB
3.327%, 12/01/2036	2,150	2,335

Texas — 0.2%
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	530	701
Houston, Ser A, GO
6.290%, 03/01/2032	405	519
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	60	95
Texas State, Build America Project, GO
5.517%, 04/01/2039	540	767

		2,082

Total Municipal Bonds (Cost $44,876) ($ Thousands)		48,535

SOVEREIGN DEBT — 2.4%
Asian Development Bank MTN
1.500%, 01/22/2020	2,330	2,353
1.000%, 08/16/2019	2,290	2,281
European Investment Bank MTN
1.875%, 03/15/2019	5,590	5,693
1.375%, 06/15/2020	2,960	2,965
1.250%, 05/15/2019	6,030	6,041
Inter-American Development Bank MTN
1.750%, 10/15/2019	3,655	3,711
International Bank for Reconstruction & Development
1.375%, 04/10/2018	5,210	5,244
International Finance MTN
1.750%, 09/04/2018	3,860	3,918
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	357

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Qatar Government International Bond
4.625%, 06/02/2046 (A)	$3,045	$ 3,358

Total Sovereign Debt (Cost $35,414) ($ Thousands)		35,921

	Shares

PREFERRED STOCK — 0.0%
State Street, 5.350% (C)	18,400	508

Total Preferred Stock (Cost $460) ($ Thousands)		508

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl A
0.180% **†	27,110,571	27,111

Total Cash Equivalent (Cost $27,111) ($ Thousands)		27,111

Total Investments — 99.4% (Cost $1,437,984) ($ Thousands) @		$ 1,482,522

A list of the open futures contracts held by the Fund at August 31, 2016, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 10-Year Treasury Note	(198)	Dec-2016	$(22)
U.S. Ultra Long Treasury Bond	(36)	Dec-2016	(24)

			$(46)

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,490,846 ($ Thousands).
**	Rate shown is the 7-day effective yield as of August 31, 2016.
†	Investment in Affiliated Security.
‡‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2016, the value of these securities amounted to $213,069 ($ Thousands), representing 14.3% of the net assets of the Fund.
(B)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.
(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2016.
(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on August 31, 2016. The coupon on a step bond changes on a specified date.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $1,437,984 ($ Thousands), and the unrealized appreciation and depreciation were $46,504 ($ Thousands) and ($1,966) ($ Thousands), respectively.

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Intermediate Duration Credit Fund (Concluded)

AGM — Assured Guaranty Municipal

Cl — Class

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$–	$1,316,573	$–	$1,316,573
U.S. Treasury Obligations	–	53,874	–	53,874
Municipal Bonds	–	48,535	–	48,535
Sovereign Debt	–	35,921	–	35,921
Preferred Stock	–	508	–	508
Cash Equivalent	27,111	–	–	27,111

Total Investments in Securities	$27,111	$1,455,411	$–	$1,482,522

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *

Unrealized Depreciation	$(46)	$—	$—	$(46)

Total Other Financial Instruments	$(46)	$—	$—	$(46)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers between Level 2 into Level 3 assets and liabilities.

The following is a summary of the transactions with affiliates for the period ended August 31, 2016 ($ Thousands):

Security Description	Value 5/31/2016	Purchases at Cost	Proceeds from Sales	Value 8/31/2016	Dividend Income

SEI Daily Income Trust, Government Fund, Cl A	$ —	$ 160,344	$ (133,233)	$ 27,111	$ —
SEI Daily Income Trust, Prime Obligation Fund, Cl A	43,414	38,844	(82,258)	—	—

Totals	$ 43,414	$ 199,188	$ (215,491)	$ 27,111	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Consumer Discretionary — 11.9%
Advance Auto Parts	8,500	$ 1,338
Amazon.com *	43,300	33,305
AutoNation *	8,900	421
AutoZone *	3,300	2,448
Bed Bath & Beyond	17,100	793
Best Buy	32,400	1,247
BorgWarner	23,500	808
Carmax *	21,800	1,285
Carnival, Cl A	49,700	2,376
CBS, Cl B	46,043	2,350
Chipotle Mexican Grill, Cl A *	3,400	1,407
Coach	32,300	1,233
Comcast, Cl A	271,400	17,711
Darden Restaurants	12,300	758
Delphi Automotive	30,000	2,120
Discovery Communications, Cl A *	15,500	395
Discovery Communications, Cl C *	27,800	690
Dollar General	32,400	2,378
Dollar Tree *	26,284	2,174
DR Horton	35,800	1,148
Expedia	13,500	1,473
Foot Locker	14,800	972
Ford Motor	440,500	5,550
Gap	27,600	686
Garmin	14,000	687
General Motors	157,500	5,028
Genuine Parts	16,351	1,681
Goodyear Tire & Rubber	31,100	913
H&R Block	27,400	593
Hanesbrands	41,400	1,099
Harley-Davidson	21,100	1,112
Harman International Industries	7,200	610
Hasbro	12,400	1,013
Home Depot	139,532	18,714
Interpublic Group	42,900	993
Johnson Controls	71,900	3,155
Kohl’s	21,000	932
L Brands	27,600	2,103
Leggett & Platt	14,400	756
Lennar, Cl A	19,800	936
LKQ *	33,600	1,213
Lowe’s	98,500	7,541
Macy’s	33,900	1,226
Marriott International, Cl A	20,900	1,491
Mattel	36,400	1,206
McDonald’s	98,600	11,404
Michael Kors Holdings *	20,100	984
Mohawk Industries *	6,828	1,453
NetFlix *	48,500	4,726
Newell Brands	49,999	2,654
News	14,100	203

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News, Cl A	46,700	$ 657
NIKE, Cl B	148,100	8,536
Nordstrom	15,000	757
Omnicom Group	27,100	2,334
O’Reilly Automotive *	10,700	2,995
Priceline Group *	5,600	7,934
PulteGroup	38,100	814
PVH	8,600	927
Ralph Lauren, Cl A	6,500	674
Ross Stores	45,200	2,813
Royal Caribbean Cruises	18,200	1,294
Scripps Networks Interactive, Cl A	10,000	634
Signet Jewelers	8,400	689
Staples	69,900	598
Starbucks	164,700	9,261
Starwood Hotels & Resorts Worldwide	18,400	1,425
Target	65,900	4,626
TEGNA	23,600	478
Tiffany	12,900	921
Time Warner	88,100	6,908
TJX	73,200	5,669
Tractor Supply	14,700	1,234
TripAdvisor *	13,400	817
Twenty-First Century Fox, Cl A	123,700	3,036
Twenty-First Century Fox, Cl B	50,200	1,247
Ulta Salon Cosmetics & Fragrance *	7,000	1,731
Under Armour, Cl A *	19,200	761
Under Armour, Cl C *	19,336	689
Urban Outfitters *	10,300	369
VF	38,100	2,364
Viacom, Cl B	37,500	1,513
Walt Disney	167,462	15,818
Whirlpool	8,200	1,465
Wyndham Worldwide	12,900	913
Wynn Resorts	9,600	858
Yum! Brands	45,000	4,082

		257,333

Consumer Staples — 9.8%
Altria Group	218,200	14,421
Archer-Daniels-Midland	66,200	2,897
Brown-Forman, Cl B	21,800	1,058
Campbell Soup	20,500	1,245
Church & Dwight	13,800	1,372
Clorox	14,000	1,834
Coca-Cola	436,600	18,962
Colgate-Palmolive	100,600	7,479
ConAgra Foods	48,600	2,265
Constellation Brands, Cl A	20,000	3,281
Costco Wholesale	49,000	7,942
CVS Health	120,300	11,236
Dr. Pepper Snapple Group	20,450	1,916

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Estee Lauder, Cl A	24,900	$ 2,222
General Mills	66,200	4,688
Hershey	15,400	1,538
Hormel Foods	31,200	1,194
JM Smucker	12,982	1,841
Kellogg	28,800	2,368
Kimberly-Clark	40,200	5,148
Kraft Heinz	67,266	6,020
Kroger	108,400	3,468
McCormick	13,100	1,336
Mead Johnson Nutrition, Cl A	20,800	1,769
Molson Coors Brewing, Cl B	20,600	2,108
Mondelez International, Cl A	172,200	7,752
Monster Beverage *	15,540	2,391
PepsiCo	162,162	17,311
Philip Morris International	174,100	17,397
Procter & Gamble	298,300	26,045
Reynolds American	93,642	4,642
Sysco	58,100	3,013
Tyson Foods, Cl A	32,800	2,479
Walgreens Boots Alliance	97,300	7,853
Wal-Mart Stores	171,455	12,249
Whole Foods Market	34,000	1,033

		211,773

Energy — 6.8%
Anadarko Petroleum	57,100	3,053
Apache	42,300	2,102
Baker Hughes	49,400	2,427
Cabot Oil & Gas	52,700	1,298
Chesapeake Energy *	53,800	342
Chevron	211,300	21,253
Cimarex Energy	10,800	1,428
Concho Resources *	14,300	1,848
ConocoPhillips	138,800	5,698
Devon Energy	57,500	2,491
Diamond Offshore Drilling	6,400	118
EOG Resources	62,200	5,504
EQT	19,800	1,416
Exxon Mobil	464,300	40,459
FMC Technologies *	24,100	680
Halliburton	94,800	4,077
Helmerich & Payne	11,200	677
Hess	29,900	1,624
Kinder Morgan	207,377	4,531
Marathon Oil	96,700	1,452
Marathon Petroleum	60,610	2,577
Murphy Oil	17,300	462
National Oilwell Varco	42,800	1,436
Newfield Exploration *	22,400	971
Noble Energy	49,400	1,703
Occidental Petroleum	86,100	6,617

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ONEOK	22,400	$ 1,050
Phillips 66	51,500	4,040
Pioneer Natural Resources	18,100	3,241
Range Resources	18,100	698
Schlumberger	155,037	12,248
Southwestern Energy *	56,900	791
Spectra Energy	75,000	2,672
Tesoro	13,000	980
Transocean	38,700	375
Valero Energy	51,400	2,845
Williams	78,700	2,199

		147,383

Financials — 12.7%
Affiliated Managers Group *	5,900	838
Aflac	46,100	3,420
Allstate	41,500	2,862
American Express	89,600	5,876
American International Group	126,700	7,580
Ameriprise Financial	19,000	1,921
Aon	29,700	3,307
Arthur J Gallagher	19,400	958
Assurant	7,100	636
Bank of America	1,152,200	18,596
Bank of New York Mellon	121,100	5,046
BB&T	92,700	3,569
Berkshire Hathaway, Cl B *	209,900	31,588
BlackRock, Cl A	13,941	5,197
Capital One Financial	57,200	4,095
Charles Schwab	136,300	4,288
Chubb	52,026	6,604
Cincinnati Financial	17,100	1,319
Citigroup	329,400	15,726
Citizens Financial Group	57,900	1,434
CME Group, Cl A	38,400	4,161
Comerica	18,500	875
Discover Financial Services	46,000	2,760
E*TRADE Financial *	30,000	791
Fifth Third Bancorp	84,700	1,707
Franklin Resources	40,700	1,486
Goldman Sachs Group	43,600	7,389
Hartford Financial Services Group	43,800	1,799
Huntington Bancshares	121,400	1,215
Intercontinental Exchange	13,169	3,714
Invesco	44,800	1,397
JPMorgan Chase	409,700	27,655
KeyCorp	120,300	1,511
Legg Mason	12,500	432
Leucadia National	40,100	768
Lincoln National	27,600	1,326
Loews	30,500	1,277
M&T Bank	17,321	2,050

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marsh & McLennan	58,300	$ 3,943
MetLife	123,400	5,355
Moody’s	18,447	2,005
Morgan Stanley	167,600	5,373
Nasdaq	12,300	876
Navient	39,300	565
Northern Trust	23,100	1,631
People’s United Financial	34,100	554
PNC Financial Services Group	56,500	5,091
Principal Financial Group	28,800	1,413
Progressive	65,600	2,136
Prudential Financial	49,000	3,890
Regions Financial	139,600	1,392
S&P Global	29,200	3,607
SunTrust Banks	56,200	2,477
Synchrony Financial	92,911	2,586
T. Rowe Price Group	27,800	1,933
Torchmark	12,300	795
Travelers	32,400	3,846
Unum Group	26,100	929
US Bancorp	181,100	7,996
Wells Fargo	517,700	26,299
Willis Towers Watson	15,595	1,934
XL Group	31,400	1,075
Zions Bancorporation	22,900	700

		275,574

Health Care — 14.2%
Abbott Laboratories	164,600	6,917
AbbVie	180,600	11,576
Aetna	39,618	4,640
Agilent Technologies	37,800	1,776
Alexion Pharmaceuticals *	24,900	3,134
Allergan *	44,200	10,367
AmerisourceBergen	20,361	1,771
Amgen	84,300	14,336
Anthem	29,000	3,627
Baxter International	62,838	2,936
Becton Dickinson	23,977	4,249
Biogen *	24,600	7,519
Boston Scientific *	149,300	3,556
Bristol-Myers Squibb	186,200	10,686
C.R. Bard	8,400	1,855
Cardinal Health	36,500	2,908
Celgene *	87,100	9,297
Centene *	18,300	1,250
Cerner *	34,000	2,194
Cigna	28,900	3,707
Danaher	67,200	5,471
DaVita HealthCare Partners *	18,500	1,196
Dentsply Sirona	26,900	1,653
Edwards Lifesciences *	23,700	2,729

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eli Lilly	109,300	$ 8,498
Endo International *	22,700	470
Express Scripts Holding *	71,400	5,191
Gilead Sciences	149,556	11,722
HCA Holdings *	34,100	2,576
Henry Schein *	9,300	1,523
Hologic *	26,600	1,022
Humana	16,600	2,967
Illumina *	16,400	2,761
Intuitive Surgical *	4,300	2,952
Johnson & Johnson	308,000	36,757
Laboratory Corp of America Holdings *	11,854	1,623
Mallinckrodt *	12,200	909
McKesson	25,100	4,634
Medtronic	156,855	13,651
Merck	310,600	19,503
Mylan *	51,500	2,182
Patterson	8,900	409
PerkinElmer	12,000	639
Perrigo	15,500	1,410
Pfizer	679,596	23,650
Quest Diagnostics	15,300	1,267
Regeneron Pharmaceuticals *	8,700	3,415
St. Jude Medical	32,200	2,509
Stryker	35,000	4,048
Thermo Fisher Scientific	44,000	6,696
UnitedHealth Group	106,000	14,421
Universal Health Services, Cl B	9,700	1,169
Varian Medical Systems *	10,400	1,000
Vertex Pharmaceuticals *	27,500	2,599
Waters *	9,400	1,479
Zimmer Biomet Holdings	22,600	2,929
Zoetis, Cl A	51,067	2,609

		308,540

Industrials — 9.7%
3M	67,700	12,135
Acuity Brands	4,700	1,293
Alaska Air Group	13,700	925
Allegion	11,333	807
American Airlines Group	67,500	2,450
Ametek	25,100	1,224
Boeing	67,400	8,725
C.H. Robinson Worldwide	15,200	1,055
Caterpillar	65,900	5,400
Cintas	9,600	1,128
CSX	105,300	2,978
Cummins	17,400	2,186
Deere	33,300	2,816
Delta Air Lines	84,700	3,113
Dover	17,000	1,232
Dun & Bradstreet	4,500	619

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eaton	52,001	$ 3,460
Emerson Electric	72,900	3,841
Equifax	13,400	1,768
Expeditors International of Washington	19,900	1,008
Fastenal	33,200	1,431
FedEx	28,049	4,626
Flowserve	14,000	677
Fluor	15,200	789
Fortive	32,650	1,720
Fortune Brands Home & Security	16,900	1,074
General Dynamics	32,000	4,871
General Electric	1,029,992	32,177
Honeywell International	85,700	10,002
Illinois Tool Works	36,356	4,321
Ingersoll-Rand	28,900	1,965
Jacobs Engineering Group *	14,600	769
JB Hunt Transport Services	9,700	770
Kansas City Southern	11,600	1,122
L-3 Communications Holdings, Cl 3	8,600	1,280
Lockheed Martin	28,024	6,809
Masco	36,300	1,288
Nielsen Holdings	39,600	2,110
Norfolk Southern	33,300	3,127
Northrop Grumman	20,200	4,284
Paccar	40,100	2,400
Parker Hannifin	15,200	1,862
Pentair	20,046	1,284
Pitney Bowes	18,800	353
Quanta Services *	16,600	427
Raytheon	32,800	4,596
Republic Services, Cl A	27,100	1,369
Robert Half International	14,100	540
Rockwell Automation	14,200	1,646
Rockwell Collins	14,400	1,205
Roper Technologies	11,300	2,006
Ryder System	6,200	406
Snap-on	6,400	981
Southwest Airlines	70,500	2,600
Stanley Black & Decker	16,400	2,030
Stericycle *	9,000	774
Textron	29,800	1,217
TransDigm Group *	5,900	1,683
Tyco International	48,500	2,119
Union Pacific	94,600	9,037
United Continental Holdings *	37,000	1,865
United Parcel Service, Cl B	77,200	8,432
United Rentals *	10,800	889
United Technologies	87,000	9,259
Verisk Analytics, Cl A *	17,600	1,462
Waste Management	46,000	2,941
WW Grainger	6,200	1,430

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem	19,000	$ 966

		209,154

Information Technology — 20.4%
Accenture, Cl A	70,200	8,073
Activision Blizzard	56,900	2,354
Adobe Systems *	56,500	5,780
Akamai Technologies *	18,600	1,021
Alliance Data Systems *	6,600	1,350
Alphabet, Cl A *	32,945	26,022
Alphabet, Cl C *	33,122	25,406
Amphenol, Cl A	35,100	2,187
Analog Devices	34,800	2,177
Apple	613,000	65,039
Applied Materials	122,000	3,640
Autodesk *	24,000	1,618
Automatic Data Processing	51,200	4,598
Broadcom	41,593	7,338
CA	34,600	1,173
Cisco Systems	560,800	17,632
Citrix Systems *	16,600	1,448
Cognizant Technology Solutions, Cl A *	67,500	3,877
Corning	124,500	2,825
CSRA	15,200	386
eBay *	118,300	3,805
Electronic Arts *	34,600	2,811
EMC	218,900	6,346
F5 Networks *	7,500	920
Facebook, Cl A *	258,900	32,652
Fidelity National Information Services	31,700	2,515
First Solar *	7,800	295
Fiserv *	24,400	2,514
FLIR Systems	17,000	524
Global Payments	16,612	1,262
Harris	13,600	1,264
Hewlett Packard Enterprise	188,800	4,055
HP	192,600	2,768
Intel	530,000	19,022
International Business Machines	98,458	15,643
Intuit	28,300	3,154
Juniper Networks	40,800	942
Kla-Tencor	16,900	1,170
Lam Research	18,087	1,688
Linear Technology	27,300	1,590
MasterCard, Cl A	109,100	10,542
Microchip Technology	24,900	1,542
Micron Technology *	118,400	1,952
Microsoft	879,900	50,559
Motorola Solutions	17,267	1,329
NetApp	32,400	1,121
Nvidia	57,700	3,539
Oracle	349,300	14,398

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paychex	36,500	$ 2,215
PayPal Holdings *	123,000	4,570
Qorvo *	15,200	873
Qualcomm	165,000	10,407
Red Hat *	19,900	1,452
Salesforce.com *	71,400	5,671
Seagate Technology	35,000	1,181
Skyworks Solutions	21,800	1,632
Symantec	69,800	1,684
TE Connectivity	41,300	2,626
Teradata *	14,700	467
Texas Instruments	111,600	7,761
Total System Services	17,600	867
VeriSign *	11,100	826
Visa, Cl A	213,700	17,288
Western Digital	32,403	1,512
Western Union	55,100	1,186
Xerox	100,300	988
Xilinx	27,200	1,474
Yahoo! *	96,300	4,117

		442,663

Materials — 2.8%
Air Products & Chemicals	21,600	3,361
Albemarle	12,400	992
Alcoa	140,900	1,420
Avery Dennison	10,400	805
Ball	20,100	1,592
CF Industries Holdings	25,000	650
Dow Chemical	126,500	6,785
E.I. du Pont de Nemours	97,900	6,814
Eastman Chemical	16,100	1,093
Ecolab	29,600	3,642
FMC	13,900	652
Freeport-McMoRan, Cl B	153,100	1,575
International Flavors & Fragrances	8,800	1,219
International Paper	44,800	2,172
LyondellBasell Industries, Cl A	38,100	3,006
Martin Marietta Materials	7,200	1,318
Monsanto	48,700	5,187
Mosaic	36,800	1,107
Newmont Mining	59,400	2,272
Nucor	35,900	1,742
Owens-Illinois *	17,100	306
PPG Industries	30,100	3,187
Praxair	31,664	3,864
Sealed Air	21,900	1,032
Sherwin-Williams	8,775	2,490
Vulcan Materials	15,200	1,731
WestRock	27,341	1,310

		61,324

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 3.0%
American Tower, Cl A ‡	47,947	$ 5,436
Apartment Investment & Management, Cl A ‡	17,600	795
AvalonBay Communities ‡	15,100	2,643
Boston Properties ‡	17,200	2,410
CBRE Group, Cl A *	31,500	942
Crown Castle International ‡	37,200	3,525
Digital Realty Trust ‡	16,000	1,585
Equinix ‡	7,657	2,823
Equity Residential ‡	40,700	2,640
Essex Property Trust ‡	7,400	1,681
Extra Space Storage ‡	13,600	1,095
Federal Realty Investment Trust ‡	7,600	1,208
Four Corners Property Trust ‡	1	—
General Growth Properties ‡	65,700	1,915
HCP ‡	52,400	2,061
Host Hotels & Resorts ‡	80,785	1,440
Iron Mountain ‡	27,671	1,063
Kimco Realty ‡	48,200	1,448
Macerich ‡	14,600	1,196
Prologis ‡	59,000	3,133
Public Storage ‡	16,300	3,650
Realty Income ‡	29,300	1,926
Simon Property Group ‡	34,600	7,455
SL Green Realty ‡	11,000	1,295
UDR ‡	28,300	1,024
Ventas ‡	37,500	2,725
Vornado Realty Trust ‡	19,900	2,056
Welltower ‡	39,500	3,032
Weyerhaeuser ‡	82,027	2,613

		64,815

Telecommunication Services — 2.6%
AT&T	689,616	28,191
CenturyLink	59,100	1,643
Frontier Communications	130,800	602
Level 3 Communications *	33,500	1,663
Verizon Communications	456,800	23,904

		56,003

Utilities — 3.2%
AES	77,600	937
Alliant Energy	25,100	953
Ameren	26,400	1,305
American Electric Power	54,000	3,487
American Water Works	19,400	1,435
Centerpoint Energy	50,400	1,132
CMS Energy	30,100	1,263
Consolidated Edison	34,400	2,589
Dominion Resources	68,700	5,095
DTE Energy	20,200	1,877
Duke Energy	77,130	6,144

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edison International	36,300	$ 2,640
Entergy	20,400	1,595
Eversource Energy	35,600	1,921
Exelon	104,500	3,553
FirstEnergy	47,800	1,564
NextEra Energy	51,700	6,253
NiSource	37,600	900
NRG Energy	35,100	425
PG&E	54,600	3,382
Pinnacle West Capital	13,100	983
PPL	75,000	2,609
Public Service Enterprise Group	56,600	2,420
SCANA	16,500	1,166
Sempra Energy	26,300	2,752
Southern	104,600	5,369
WEC Energy Group	36,162	2,165
Xcel Energy	56,900	2,353

		68,267

Total Common Stock (Cost $1,547,939) ($ Thousands)		2,102,829

EXCHANGE TRADED FUND — 0.3%

Exchange Traded Fund — 0.3%
SPDR S&P 500 ETF Trust	33,451	7,274

Total Exchange Traded Fund (Cost $5,997) ($ Thousands)		7,274

	Number of Rights

RIGHTS — 0.0%

United States — 0.0%
Safeway - PDC * ‡‡	21,800	1
Safeway CVR - Casa Ley * ‡‡	21,800	22

Total Rights (Cost $—) ($ Thousands)		23

Total Investments — 97.4% (Cost $1,553,936) ($ Thousands) @		$ 2,110,126

	Contracts

PURCHASED OPTIONS(A) — 0.0%
September 2016, S&P 500 Index Call, Expires 09/17/2016, Strike Price $2,250.00*	6,500	$ 163

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS(A) (continued)
September 2016, S&P 500 Index Put, Expires 09/17/2016, Strike Price $1,875.00*	1,000	$ 35

Total Purchased Options (Cost $2,043) ($ Thousands)		$ 198

WRITTEN OPTION(A) — (0.0%)
September 2016, S&P 500 Index Put, Expires 09/17/2016 Strike Price $1,875.00*	(1,000)	$ (35)

Total Written Option (Premiums Received $1,925) ($ Thousands)		$ (35)

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Dynamic Asset Allocation Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	424	Sep-2016	$2,136

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at August 31, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)	Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/19/16	EUR	11,072	USD	12,394	$38
10/19/16	EUR	184,273	USD	204,846	(798)
10/19/16	USD	215,045	INR	14,607,069	1,626
10/19/16	KRW	243,961,130	USD	213,478	(4,801)
1/9/17	USD	4,887	SAR	18,589	57
1/9/17-1/19/17	SAR	427,075	USD	110,968	(2,614)

					$(6,492)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(333,514)	$332,583	$(931)
BNP SECURITIES	(3,398)	3,399	1
Goldman Sachs	(8,958)	8,995	37
JPMorgan	(205,644)	204,846	(798)
Standard New York	(218,279)	213,478	(4,801)

			$(6,492)

For the period ended August 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the OTC swap agreements held by the Fund at August 31, 2016, is as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Bank of America	1.74%	US CPI URBAN CONSUMERS NSA	08/24/2026	$34,443	$40
BNP Paribas	1.76%	US CPI URBAN CONSUMERS NSA	08/25/2026	103,330	(106)
BNP Paribas	1.76%	US CPI URBAN CONSUMERS NSA	08/26/2026	76,204	(82)

					$(148)

For the period ended August 31, 2016, the total amount of all open swap contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,166,874 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable.
(A)	For the period ended August 31, 2016, the total amount of open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Dynamic Asset Allocation Fund (Concluded)

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $1,553,936 ($ Thousands), and the unrealized appreciation and depreciation were $596,954 ($ Thousands) and ($40,764) ($ Thousands), respectively.

Cl — Class

CPI — Consumer Price Index

ETF — Exchange Traded Fund

EUR — Euro

INR — Indian Rupee

KRW — Korean Won

NSA — Not seasonally adjusted

OTC — Over the Counter

S&P — Standard & Poor’s

SAR — Saudi Riyal

SPDR — Standard & Poor’s Depository Receipt

USD — United States Dollar

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$2,102,829	$–	$–	$2,102,829
Exchange Traded Fund	7,274	–	–	7,274
Rights	–	23	–	23

Total Investments in Securities	$2,110,103	$23	$–	$2,110,126

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Purchased Options	$ 198	$ —	$ —	$ 198
Written Options	(35)	—	—	(35)
Futures Contracts *
Unrealized Appreciation	2,136	—	—	2,136
Forwards Contracts *
Unrealized Appreciation	—	1,721	—	1,721
Unrealized Depreciation	—	(8,213)	—	(8,213)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	40	—	40
Unrealized Depreciation	—	(188)	—	(188)

Total Other Financial Instruments	$ 2,299	$ (6,640)	$ —	$ (4,341)

* Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 67.1%
U.S. Treasury Bills
0.456%, 12/01/2016 (A)	$78,000	$ 77,935
0.350%, 10/20/2016 (A)	14,000	13,996
0.350%, 11/10/2016 (A)	34,700	34,682
U.S. Treasury Inflation-Protected Securities
2.125%, 01/15/2019 (G)	26,784	28,340
1.375%, 01/15/2020 (G)	40,978	43,170
1.250%, 07/15/2020	41,217	43,658
0.625%, 07/15/2021 (G)	94,208	97,834
0.125%, 04/15/2018 (G)	18,446	18,533
0.125%, 04/15/2019 (G)	74,549	75,209
0.125%, 04/15/2020	55,812	56,360

Total U.S. Treasury Obligations (Cost $489,017) ($ Thousands)		489,717

	Shares
COMMON STOCK — 27.1%

Consumer Discretionary — 0.0%
Scholastic	4,100	165

Consumer Staples — 4.9%
Altria Group (H)	74,000	4,891
Campbell Soup (H)	67,000	4,068
Clorox	3,900	511
Coca-Cola	9,400	408
CVS Health (H)	22,300	2,083
Dean Foods	224,100	3,857
Dr. Pepper Snapple Group (H)	18,500	1,734
Energizer Holdings	1,400	69
Fresh Del Monte Produce	5,600	326
Herbalife *	8,900	541
Ingredion	1,900	260
Medifast	7,600	279
Mondelez International, Cl A	36,700	1,652
Natural Health Trends	1,200	39
Nu Skin Enterprises, Cl A	14,000	810
Omega Protein *	13,500	340
PepsiCo	14,700	1,569
Philip Morris International	500	50
Post Holdings *	7,800	661
Procter & Gamble	28,100	2,454
Reynolds American	500	25
Sanderson Farms	4,500	433
SpartanNash	2,400	77
Sysco	27,600	1,431
Tyson Foods, Cl A	61,000	4,610
Universal	13,200	794
Walgreens Boots Alliance	1,200	97
Wal-Mart Stores	22,200	1,586

		35,655

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Energy — 7.4%
Antero Resources *	49,400	$ 1,263
Atwood Oceanics	106,300	840
Chesapeake Energy *	126,400	803
Chevron (H)	31,470	3,165
Contango Oil & Gas *	15,400	149
DHT Holdings	470,500	2,028
Diamond Offshore Drilling (H)	109,700	2,026
Exxon Mobil (H)	127,100	11,075
Frontline	7,520	58
Gener8 Maritime *	52,700	264
Hallador Energy	19,300	122
McDermott International *	133,000	696
Natural Gas Services Group *	1,200	28
Noble (H)	176,200	1,015
Overseas Shipholding Group, Cl A	25,100	272
PHI *	6,900	129
Pioneer Natural Resources	19,700	3,527
REX American Resources *	9,400	756
Rowan, Cl A	217,500	2,710
Schlumberger (H)	41,200	3,255
Southwestern Energy *	180,400	2,509
Teekay Tankers, Cl A	35,100	92
Tesoro (H)	57,200	4,314
Transocean (H)	415,200	4,027
Valero Energy (H)	82,000	4,539
Western Refining	164,000	4,126

		53,788

Financials — 1.5%
Ambac Financial Group *	40,200	729
Annaly Capital Management ‡ (H)	236,000	2,528
Ares Commercial Real Estate ‡	3,900	49
Assurant	5,000	448
Bancorp *	10,700	66
Chimera Investment ‡	109,100	1,799
Citigroup	7,100	339
Dynex Capital ‡	20,900	154
Heartland Financial USA	4,500	163
Markel *	446	415
MFA Financial ‡	259,000	1,999
MGIC Investment *	99,900	808
Old Republic International	27,900	537
Two Harbors Investment ‡	124,700	1,110

		11,144

Health Care — 7.2%
Aetna	21,200	2,483
AMAG Pharmaceuticals *	23,800	567
Amedisys *	30,000	1,444
Amgen (H)	24,600	4,183
AMN Healthcare Services *	2,400	87

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Anthem	21,800	$ 2,727
Baxter International	90,100	4,210
Bristol-Myers Squibb	16,600	953
Centene * (H)	33,120	2,262
Charles River Laboratories International *	18,100	1,506
Cigna	200	26
Exactech *	2,000	56
Express Scripts Holding *	5,900	429
Five Prime Therapeutics *	12,000	528
Gilead Sciences (H)	66,300	5,197
Healthways *	46,900	1,173
Hologic *	17,700	680
INC Research Holdings, Cl A *	4,800	209
Johnson & Johnson (H)	48,400	5,776
Lannett *	1,500	51
LeMaitre Vascular	5,400	99
Magellan Health Services *	13,800	788
Merck	16,100	1,011
Mettler Toledo International *	5,260	2,120
PDL BioPharma	250,400	729
Pfizer	92,000	3,201
Quintiles Transnational Holdings *	5,200	402
ResMed	14,800	987
Triple-S Management, Cl B *	3,800	83
United Therapeutics *	12,000	1,467
UnitedHealth Group	14,200	1,932
Waters *	19,100	3,005
WellCare Health Plans *	17,900	2,017

		52,388

Industrials — 1.2%
American Airlines Group	19,500	708
Argan	10,900	521
FreightCar America	7,800	112
Greenbrier	75,025	2,543
Hawaiian Holdings * (H)	23,900	1,122
Herc Holdings *	10,400	352
United Continental Holdings *	63,200	3,186
USG *	5,200	143
Wabash National *	20,100	280

		8,967

Information Technology — 2.7%
Accenture, Cl A	14,700	1,690
EarthLink Holdings	101,600	647
Electronic Arts * (H)	26,200	2,128
ExlService Holdings *	800	41
Hackett Group	20,400	334
International Business Machines	31,700	5,037
Leidos Holdings	15,900	644
Microsoft	38,000	2,183
NeuStar, Cl A *	101,000	2,566

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Symantec	174,500	$ 4,211
Xerox	7,300	72
Zix *	31,400	120

		19,673

Real Estate — 1.0%
Altisource Portfolio Solutions *	79,100	2,577
CoreSite Realty ‡	13,800	1,077
Equity Residential ‡	29,000	1,881
Getty Realty ‡	2,430	57
Public Storage ‡	1,500	336
Ryman Hospitality Properties ‡	18,800	1,015
Simon Property Group ‡	1,200	259
SL Green Realty ‡	300	35

		7,237

Telecommunication Services — 0.6%
AT&T	14,800	605
Cincinnati Bell *	44,200	185
FairPoint Communications *	32,100	447
IDT, Cl B	16,400	244
Telephone & Data Systems	76,000	2,118
Verizon Communications	17,400	911

		4,510

Utilities — 0.6%
Entergy	12,000	938
Exelon	38,900	1,323
MDU Resources Group	37,100	874
NiSource	49,700	1,190

		4,325

Total Common Stock (Cost $180,877) ($ Thousands)		197,852

	Face Amount (Thousands)

MORTGAGE-BACKED SECURITIES — 7.8%

Agency Mortgage-Backed Obligations — 0.7%
FHLMC CMO, Ser 2007-3311, Cl IE, IO
5.902%, 05/15/2037 (B)	$1,942	408
FHLMC Multifamily Structured Pass-Through Certificates, Ser K025, Cl A1
1.875%, 04/25/2022	821	828
FNMA CMO, Ser 2011-15, Cl SA
6.572%, 03/25/2041 (B)	2,185	521
FNMA CMO, Ser 2013-130, Cl SN, IO
6.162%, 10/25/2042 (B)	2,735	525
FNMA CMO, Ser 2015-33, Cl AI, IO
5.000%, 06/25/2045	2,935	539
FNMA CMO, Ser 2015-66, Cl AS, IO
5.762%, 09/25/2045 (B)	2,684	553

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2016-11, Cl SG, IO
5.662%, 03/25/2046 (B)	$2,992	$ 545
FNMA CMO, Ser 2016-19, Cl SA, IO
5.576%, 04/25/2046 (B)	3,233	570
FNMA CMO, Ser 2016-22, Cl ST, IO
5.612%, 04/25/2046 (B)	2,935	559

		5,048

Non-Agency Mortgage-Backed Obligations — 7.1%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	110	101
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	273	234
Alternative Loan Trust, Ser 2006-23CB, Cl 1A7
6.000%, 08/25/2036	176	161
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036	463	392
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	320	258
Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%, 05/25/2036	190	144
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	263	224
Banc of America Commercial Mortgage Trust, Ser 2007-4, Cl A1A
5.774%, 02/10/2051 (B)	1,211	1,243
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (B)	78	79
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl AJ
5.611%, 09/11/2041 (B)	332	332
Bellemeade Re II, Ser 2016-1A, Cl M2B
6.988%, 04/25/2026 (B)(C)	311	311
Bellemeade Re, Ser 2015-1A, Cl M1
2.988%, 07/25/2025 (B)(C)	170	169
BHMS Mortgage Trust, Ser 2014-ATLS, Cl AFX
3.600%, 07/05/2033 (C)	905	938
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.187%, 03/13/2035 (C)	285	304
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	145	121
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	243	210
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	128	110

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl D
4.877%, 09/10/2045 (B)(C)	$541	$ 509
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.456%, 04/10/2046 (B)(C)	560	540
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	779	821
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl A4
3.209%, 05/10/2049	750	796
COMM Mortgage Trust, Ser 2006-C8, Cl A1A
5.292%, 12/10/2046	778	783
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (C)	1,161	1,161
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
1.632%, 06/15/2034 (B)(C)	320	321
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A1A
6.094%, 12/10/2049 (B)	1,156	1,201
Commercial Mortgage Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	956	962
Commercial Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	246	248
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
2.931%, 02/25/2047 (B)	150	123
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.699%, 06/15/2039 (B)	461	464
Credit Suisse Mortgage Capital Certificates, Ser 2007-C2, Cl A3
5.542%, 01/15/2049 (B)	323	325
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.691%, 08/15/2048	641	706
CSMC Series, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (C)	454	359
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.765%, 05/15/2046 (B)	147	150
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.678%, 12/25/2036 (B)	285	168
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.774%, 11/25/2023 (B)	785	819
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.338%, 04/25/2024 (B)	45	45

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
4.524%, 08/25/2024 (B)	$890	$ 920
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
5.038%, 10/25/2024 (B)	250	263
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
5.238%, 10/25/2024 (B)	650	689
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M3
3.788%, 10/25/2027 (B)	265	273
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.088%, 12/25/2027 (B)	1,107	1,131
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
5.188%, 04/25/2028 (B)	292	310
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M2
2.688%, 03/25/2025 (B)	425	432
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M2
3.174%, 03/25/2028 (B)	840	861
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
3.288%, 05/25/2028 (B)	311	320
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M3
5.288%, 05/25/2028 (B)	280	295
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M3
5.975%, 07/25/2028 (B)	350	380
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
5.138%, 10/25/2028 (B)	318	331
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M3
5.524%, 12/25/2028 (B)	740	783
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M3
6.874%, 09/25/2028 (B)	342	384
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	112	92
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.688%, 07/25/2024 (B)	157	157
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.388%, 11/25/2024 (B)	533	569

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.488%, 11/25/2024 (B)	$205	$ 218
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
4.788%, 02/25/2025 (B)	415	433
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 2M2
5.038%, 02/25/2025 (B)	622	654
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
4.488%, 05/25/2025 (B)	674	698
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.488%, 05/25/2025 (B)	465	483
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M1
1.988%, 07/25/2025 (B)	255	256
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.488%, 07/25/2025 (B)	737	779
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.488%, 07/25/2025 (B)	718	764
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.894%, 04/25/2028 (B)	218	236
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
6.038%, 04/25/2028 (B)	750	807
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
7.438%, 08/25/2028 (B)	495	562
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
7.238%, 08/25/2028 (B)	478	540
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
6.488%, 09/25/2028 (B)	565	619
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
6.388%, 10/25/2028 (B)	459	498
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M2
5.788%, 10/25/2028 (B)	92	99
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
4.743%, 01/25/2029 (B)	179	182
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
4.944%, 01/25/2029 (B)	244	247

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securites Trust, Ser 2006-AR4, Cl A2
2.059%, 04/10/2031 (B)	$182	$ 178
GS Mortgage Securities Trust, Ser 2007-GG10, Cl A4
5.795%, 08/10/2045 (B)	560	570
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031 (B)(C)	1,485	1,535
GS Mortgage Securities Trust, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	254	258
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
4.943%, 01/10/2047 (B)(C)	631	534
GS Mortgage Securities Trust, Ser GC6, Cl D
5.835%, 01/10/2045 (B)(C)	483	491
H/2 Asset Funding, Ser 2015-1A
2.102%, 06/24/2049	692	685
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
3.072%, 03/25/2035 (B)	121	102
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	592	654
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.668%, 11/15/2048 (B)	585	569
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (B)(C)	163	163
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl AJ
5.480%, 05/15/2045 (B)	453	453
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	364	365
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.699%, 02/12/2049 (B)	100	102
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.007%, 02/15/2051 (B)	75	77
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/2049	1,028	1,039
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-INN, Cl A
1.428%, 06/15/2029 (B)(C)	923	917
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-SGP, Cl A
2.181%, 07/15/2036 (B)(C)	913	920

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037	$211	$ 183
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039 (B)	313	291
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	127	128
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	305	307
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (C)	451	454
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (B)(C)	747	758
LSTAR Commercial Mortgage Trust, Ser 4, Cl A2
2.458%, 03/10/2049 (B)(C)	642	642
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl AJ
5.802%, 08/12/2043 (B)	172	171
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	272	281
Morgan Stanley Capital I Trust, Ser 2005-IQ9, Cl D
5.000%, 07/15/2056	369	374
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
2.392%, 11/15/2026 (B)(C)	151	152
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl AFSA
2.312%, 08/15/2026 (B)(C)	151	151
RBSSP Resecuritization Trust, Ser 2009-7, Cl 10A3
6.000%, 08/26/2037 (C)	597	514
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A6
6.337%, 05/26/2037 (B)(C)	562	429
Resource Capital, Ser 2014-CRE2, Cl A
1.557%, 04/15/2032 (B)(C)	206	203
SG Commercial Mortgage Securities Trust, Ser 2016-C5, Cl A4
3.055%, 10/10/2048	443	461
Starwood Retail Property Trust, Ser 2014-STAR, Cl A
1.701%, 11/15/2027 (B)(C)	1,220	1,207
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	98	104

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	$194	$ 203
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl E
5.888%, 01/10/2045 (B)(C)	239	262
Wachovia Bank Commercial Mortgage Trust Series, Ser 2006-C26, Cl A1A
6.009%, 06/15/2045 (B)	49	49
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.471%, 12/15/2047 (B)	527	549
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
5.738%, 11/25/2025 (B)(C)	432	427
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
5.988%, 11/25/2025 (B)(C)	122	121
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037	154	153
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl D
4.801%, 11/15/2045 (B)(C)	354	350
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	280	301
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A2
3.036%, 05/15/2047	549	569

		51,503

Total Mortgage-Backed Securities (Cost $55,605) ($ Thousands)		56,551

CORPORATE OBLIGATIONS — 7.6%

Consumer Discretionary — 0.9%
21st Century Fox America
6.150%, 02/15/2041	75	97
4.500%, 02/15/2021	90	100
4.000%, 10/01/2023	117	129
3.000%, 09/15/2022	420	438
Adient Global Holdings
4.875%, 08/15/2026 (C)	372	377
CBS
5.750%, 04/15/2020	145	164
3.500%, 01/15/2025	625	645
Comcast
6.450%, 03/15/2037	40	56
CSC Holdings
8.625%, 02/15/2019	126	141

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dana Holdings
6.000%, 09/15/2023	$91	$ 95
Discovery Communications LLC
3.450%, 03/15/2025	338	333
Hanesbrands
4.625%, 05/15/2024 (C)	227	237
International Game Technology
6.500%, 02/15/2025 (C)	530	575
KB Home
4.750%, 05/15/2019	294	299
Kohl’s
5.550%, 07/17/2045	485	482
Newell Brands
3.850%, 04/01/2023	269	288
3.150%, 04/01/2021	915	955
Time Warner
4.700%, 01/15/2021	130	145
3.550%, 06/01/2024	559	595
Time Warner Cable
4.500%, 09/15/2042	245	237
4.125%, 02/15/2021	65	69
Viacom
4.375%, 03/15/2043	388	352

		6,809

Consumer Staples — 0.6%
Altria Group
4.750%, 05/05/2021	215	244
2.625%, 01/14/2020	895	930
Bayer US Finance LLC
3.375%, 10/08/2024 (C)	337	346
Kraft Heinz Foods
3.500%, 07/15/2022	472	504
2.800%, 07/02/2020	370	385
Reynolds American
4.000%, 06/12/2022	654	717
Valeant Pharmaceuticals International
6.125%, 04/15/2025 (C)	415	364
Walgreens Boots Alliance
3.800%, 11/18/2024	885	950

		4,440

Energy — 0.8%
Cenovus Energy
3.000%, 08/15/2022	36	34
Diamond Offshore Drilling
4.875%, 11/01/2043	301	222
Energy Transfer Partners
5.200%, 02/01/2022	465	503
4.650%, 06/01/2021	85	91
EnLink Midstream Partners
5.050%, 04/01/2045	371	322

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating LLC
5.200%, 09/01/2020	$110	$ 124
3.700%, 02/15/2026	810	845
Husky Energy
7.250%, 12/15/2019	103	118
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	50
3.950%, 09/01/2022	536	555
Marathon Petroleum
5.125%, 03/01/2021	47	52
Noble Energy
8.250%, 03/01/2019	174	198
4.150%, 12/15/2021	340	361
3.900%, 11/15/2024	463	473
ONEOK
4.250%, 02/01/2022	96	93
Plains All American Pipeline
3.600%, 11/01/2024	660	641
Regency Energy Partners
4.500%, 11/01/2023	72	73
Schlumberger Holdings
3.000%, 12/21/2020 (C)	880	916
SM Energy
6.500%, 01/01/2023	35	34
Valero Energy
6.125%, 02/01/2020	149	170
Williams Partners
3.900%, 01/15/2025	176	175

		6,050

Financials — 1.5%
American International Group
4.875%, 06/01/2022	410	459
Bank of America
6.500%, 12/31/2049 (B)	233	254
Citigroup
3.875%, 03/26/2025	680	702
Cooperatieve Rabobank UA
4.375%, 08/04/2025	425	451
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026 (C)	762	805
Ford Motor Credit LLC
5.875%, 08/02/2021	200	230
4.375%, 08/06/2023	260	282
2.597%, 11/04/2019	346	352
General Motors
3.500%, 10/02/2018	365	376
Goldman Sachs Group MTN
2.429%, 11/29/2023 (B)	1,315	1,347
Hartford Financial Services Group
5.500%, 03/30/2020	80	89
5.125%, 04/15/2022	335	380

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HSBC Finance
6.676%, 01/15/2021	$60	$ 69
JPMorgan Chase
6.400%, 05/15/2038	40	56
JPMorgan Chase MTN
2.295%, 08/15/2021	375	377
Lincoln National
4.200%, 03/15/2022	110	119
Lloyds Banking Group
3.100%, 07/06/2021	730	746
MetLife
7.717%, 02/15/2019	50	58
5.700%, 06/15/2035	65	80
Mitsubishi UFJ Financial Group
2.553%, 03/01/2021 (B)	914	946
Morgan Stanley MTN
5.500%, 07/28/2021	168	193
4.750%, 03/22/2017	40	41
Murray Street Investment Trust I
4.647%, 03/09/2017 (D)	18	18
Nationwide Financial Services
5.375%, 03/25/2021 (C)	320	357
Navient
6.625%, 07/26/2021	560	577
Navient MTN
7.250%, 01/25/2022	15	16
PNC Bank
3.800%, 07/25/2023	460	502
Royal Bank of Scotland Group
8.625%, 12/31/2049 (B)	560	571
Santander Issuances
5.179%, 11/19/2025	400	415

		10,868

Health Care — 1.0%
AbbVie
3.600%, 05/14/2025	479	507
Actavis Funding SCS
3.850%, 06/15/2024	241	256
3.800%, 03/15/2025	846	894
Baxalta
3.600%, 06/23/2022	745	768
Becton Dickinson
3.734%, 12/15/2024	403	438
Biogen
3.625%, 09/15/2022	464	497
Celgene
3.875%, 08/15/2025	530	573
Gilead Sciences
3.650%, 03/01/2026	359	389
Laboratory Corp of America Holdings
3.600%, 02/01/2025	285	299

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Medtronic
3.500%, 03/15/2025	$920	$ 998
Perrigo Finance Unlimited
3.900%, 12/15/2024	320	324
3.500%, 12/15/2021	217	223
Teva Pharmaceutical Finance Netherlands III
3.150%, 10/01/2026	461	464
2.800%, 07/21/2023	691	695

		7,325

Industrials — 0.3%
AerCap Aviation Solutions
6.375%, 05/30/2017	355	366
Avis Budget Car Rental LLC
5.250%, 03/15/2025 (C)	320	317
General Electric
5.000%, 12/29/2049 (B)	200	215
International Lease Finance
5.875%, 04/01/2019	249	269
Novelis
8.375%, 12/15/2017	76	77
Reynolds Group Issuer
5.750%, 10/15/2020	345	356
SPX FLOW
5.875%, 08/15/2026 (C)	124	128
5.625%, 08/15/2024 (C)	124	127

		1,855

Information Technology — 0.7%
Advanced Micro Devices
6.750%, 03/01/2019	301	303
Diamond 1 Finance
7.125%, 06/15/2024 (C)	379	410
4.420%, 06/15/2021 (C)	935	978
eBay
3.800%, 03/09/2022	240	256
Fidelity National Information Services
5.000%, 10/15/2025	3	3
3.500%, 04/15/2023	126	133
Intel
4.800%, 10/01/2041	95	114
KLA-Tencor
4.650%, 11/01/2024	691	760
Lam Research
2.800%, 06/15/2021	437	448
Micron Technology
7.500%, 09/15/2023 (C)	234	258
NXP
4.125%, 06/01/2021 (C)	375	392
Seagate HDD Cayman
4.750%, 01/01/2025	343	317

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Total System Services
2.375%, 06/01/2018	$90	$ 91
Western Digital
7.375%, 04/01/2023 (C)	517	561

		5,024

Materials — 0.3%
Barrick Gold
4.100%, 05/01/2023	49	53
Dow Chemical
4.250%, 11/15/2020	41	45
International Paper
4.750%, 02/15/2022	305	338
LyondellBasell Industries
5.750%, 04/15/2024	1,125	1,349

		1,785

Real Estate — 0.3%
American Tower
5.050%, 09/01/2020	145	161
4.700%, 03/15/2022	230	255
3.500%, 01/31/2023	110	115
2.800%, 06/01/2020	450	461
Healthcare Realty Trust
5.750%, 01/15/2021	320	361
Host Hotels & Resorts
5.250%, 03/15/2022	70	77
3.750%, 10/15/2023	13	13
Welltower
5.250%, 01/15/2022	540	612

		2,055

Telecommunication Services — 0.8%
AT&T
4.750%, 05/15/2046	148	158
4.600%, 02/15/2021	60	66
3.800%, 03/15/2022	110	118
3.400%, 05/15/2025	280	289
3.000%, 02/15/2022	485	500
CenturyLink
7.500%, 04/01/2024	247	268
6.450%, 06/15/2021	270	290
Cox Communications
2.950%, 06/30/2023 (C)	173	171
RELX Capital
8.625%, 01/15/2019	455	525
SBA Tower Trust
3.156%, 10/15/2020 (C)	753	774
Sprint Capital
6.900%, 05/01/2019	1,070	1,081
Verizon Communications
4.600%, 04/01/2021	850	950

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.850%, 11/01/2042	$323	$ 312
3.500%, 11/01/2024	611	655

		6,157

Utilities — 0.4%
Berkshire Hathaway Energy
6.125%, 04/01/2036	275	370
CMS Energy
5.050%, 03/15/2022	52	59
Constellation Energy Group
5.150%, 12/01/2020	26	29
Entergy
4.000%, 07/15/2022	648	697
Exelon
2.850%, 06/15/2020	1,225	1,270
Exelon Generation LLC
4.250%, 06/15/2022	360	386
NRG Energy
6.250%, 05/01/2024	243	241
Pacific Gas & Electric
4.500%, 12/15/2041	65	75

		3,127

Total Corporate Obligations (Cost $53,197) ($ Thousands)		55,495

ASSET-BACKED SECURITIES — 3.5%
Automotive — 1.8%

Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019	364	365
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (C)	65	64
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (C)	710	722
Avis Budget Rental Car Funding AESOP LLC, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (C)	438	447
Bank of The West Auto Trust, Ser 2015-1, Cl A3
1.310%, 10/15/2019 (C)	748	748
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	734	735
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	561	561
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/2019	160	161
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (C)	206	203

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (C)	$111	$ 111
Drive Auto Receivables Trust, Ser 2015-DA, Cl A2A
1.230%, 06/15/2018 (C)	23	23
Drive Auto Receivables Trust, Ser 2016-AA, Cl A2A
1.500%, 03/15/2018 (C)	26	25
Drive Auto Receivables Trust, Ser 2016-BA, Cl A2
1.380%, 08/15/2018 (C)	1,029	1,029
Enterprise Fleet Financing LLC, Ser 2015-1, Cl A2
1.300%, 09/20/2020 (C)	499	498
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (C)	69	69
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (C)	3	3
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
8.200%, 02/15/2023 (C)	280	297
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (C)	365	382
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	100	100
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (C)	640	654
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
1.051%, 01/15/2022 (B)	741	742
Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019	279	279
Harley-Davidson Motorcycle Trust, Ser 2015-2, Cl A3
1.300%, 03/16/2020	748	747
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
1.062%, 12/10/2027 (B)(C)	265	265
Hertz Vehicle Financing II LP, Ser 2015-2A, Cl A
2.020%, 09/25/2019 (C)	542	541
Hertz Vehicle Financing LLC, Ser 2013-1A, Cl B2
2.480%, 08/25/2019 (C)	395	387
Hertz Vehicle Financing LLC, Ser 2016-1A, Cl A
2.320%, 03/25/2020 (C)	352	353
Hyundai Auto Lease Securitization Trust, Ser 2015-A, Cl A2
1.000%, 10/16/2017 (C)	147	147
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 07/16/2018	343	343

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Porsche Innovative Lease Owner Trust, Ser 2015-1, Cl A4
1.430%, 05/21/2021 (C)	$746	$ 747
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl E
2.980%, 04/15/2020 (C)	750	757
Santander Drive Auto Receivables Trust, Ser 2015-3, Cl A2A
1.020%, 09/17/2018	103	103
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl A2A
1.200%, 12/17/2018	117	117
TCF Auto Receivables Owner Trust, Ser 2015-1A, Cl A2
1.020%, 08/15/2018 (C)	165	165
Westlake Automobile Receivables Trust, Ser 2015-3A, Cl A2A
1.420%, 05/17/2021 (C)	198	197

		13,087

Credit Cards — 0.4%

Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.858%, 03/16/2020 (B)	500	500
First National Master Note Trust, Ser 2013-2, Cl A
1.011%, 10/15/2019 (B)	561	561
Synchrony Credit Card Master Note Trust, Ser 2012-2, Cl A
2.220%, 01/15/2022	1,098	1,115
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022	247	250
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	161	161
World Financial Network Credit Card Master Trust, Ser 2015-A, Cl A
0.988%, 02/15/2022 (B)	424	425

		3,012

Other Asset-Backed Securities — 1.3%

Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/2019	1,051	1,051
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	788	788
BMW Floorplan Master Owner Trust, Ser 2015-1A, Cl A
0.981%, 07/15/2020 (B)(C)	1,062	1,063
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (C)	44	43

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Citi Held For Asset Issuance, Ser 2016-PM1, Cl A
4.650%, 04/15/2025 (C)		$358	$ 362
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021		520	523
Dell Equipment Finance Trust, Ser 2015-1, Cl A3
1.300%, 03/23/2020 (C)		258	258
Dell Equipment Finance Trust, Ser 2015-2, Cl A2A
1.420%, 12/22/2017 (C)		282	282
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019		770	770
GE Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
0.867%, 07/20/2019 (B)		481	480
GE Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
0.987%, 01/20/2020 (B)		683	683
Marlette Funding Trust, Ser 2016-1A, Cl A
3.060%, 01/17/2023 (C)		370	370
Navistar Financial Dealer Note Master Trust, Ser 2014-1, Cl A
1.274%, 10/25/2019 (B)(C)		596	595
SoFi Consumer Loan Program LLC, Ser 2016-2A, Cl A
3.090%, 10/27/2025 (C)		481	480
Taco Bell Funding LLC, Ser 2016-1A, Cl A2I
3.832%, 05/25/2046 (C)		558	566
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.837%, 07/22/2019 (B)(C)		350	349
Volvo Financial Equipment LLC, Ser 2015-1A, Cl A3
1.510%, 06/17/2019 (C)		742	744

			9,407

Total Asset-Backed Securities (Cost $25,403) ($ Thousands)			25,506

SOVEREIGN DEBT — 3.2%
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2017	BRL	4,890	1,492
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2027		6,340	1,724
Japan Treasury Discount Bill
0.000%, 10/24/2016 (E)	JPY	1,980,000	19,147
Qatar Government International Bond
2.375%, 06/02/2021 (C)		$652	659
United Mexican States MTN
5.950%, 03/19/2019		94	105

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)

Total Sovereign Debt (Cost $22,670) ($ Thousands)			$ 23,127

FOREIGN BONDS — 2.0%
Barclays Bank PLC
7.750%, 04/10/2023 (B)		$321	340
6.860%, 09/29/2049 (B)(C)		106	121
6.625%, 03/30/2022	EUR	75	103
3.650%, 03/16/2025		$235	234
Basell Finance
8.100%, 03/15/2027 (C)		70	94
Cenovus Energy
5.700%, 10/15/2019		178	191
Credit Agricole
8.125%, 12/31/2049 (B)(C)		210	226
Credit Suisse Group Funding Guernsey
3.750%, 03/26/2025		375	376
Ecopetrol
5.875%, 05/28/2045		252	236
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (C)		296	322
Glencore Funding LLC
3.125%, 04/29/2019 (C)		1,455	1,466
Grupo Bimbo
3.875%, 06/27/2024 (C)		553	578
International Game Technology
6.250%, 02/15/2022 (C)		380	410
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)		583	550
Israel Electric
5.000%, 11/12/2024 (C)		581	636
Korea National Oil
3.125%, 04/03/2017 (C)		200	202
Lloyds Banking Group
7.500%, 12/01/2099 (B)		371	377
MCE Finance
5.000%, 02/15/2021 (C)		250	252
Minsur
6.250%, 02/07/2024 (C)		320	339
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (C)		631	696
NOVA Chemicals
5.250%, 08/01/2023 (C)		339	352
Numericable Group
5.375%, 05/15/2022 (C)	EUR	223	261
Odebrecht Finance
7.125%, 06/26/2042 (C)		$571	210
5.250%, 06/27/2029 (C)		369	123
Petrobras International Finance
5.750%, 01/20/2020		702	710

Description	Face Amount (Thousands)		Market Value ($ Thousands)

FOREIGN BONDS (continued)
Rabobank Capital Funding Trust
5.254%, 10/21/2016 (B)(C)		$240	$ 239
Rogers Communications
4.000%, 06/06/2022	CAD	20	17
Royal Bank of Scotland MTN
9.500%, 03/16/2022 (B)		$10	10
Royal Bank of Scotland Group
7.640%, 09/29/2017 (B)		300	295
7.500%, 12/29/2049 (B)		350	332
Santander UK
5.000%, 11/07/2023 (C)		555	582
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (C)		280	277
Societe Generale
5.922%, 04/05/2017 (B)(C)		100	102
Standard Chartered
6.409%, 01/30/2049 (B)(C)		400	379
Talent Yield Investments
4.500%, 04/25/2022 (C)		1,012	1,104
Telefonica Emisiones SAU
5.462%, 02/16/2021		70	80
Tencent Holdings MTN
3.375%, 05/02/2019 (C)		520	539
UBS Group Funding Jersey
4.125%, 09/24/2025 (C)		486	512
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (C)(F)		500	34
Wind Acquisition Finance
4.750%, 07/15/2020 (C)		360	364
Yamana
4.950%, 07/15/2024		359	366

Total Foreign Bonds (Cost $14,842) ($ Thousands)			14,637

	Shares

FOREIGN COMMON STOCK — 0.6%
Puerto Rico — 0.6%
Popular (H)		106,700	4,194

Total Foreign Common Stock (Cost $2,609) ($ Thousands)			4,194

Total Investments — 118.9% (Cost $844,220) ($ Thousands) @			$ 867,079

COMMON STOCK SOLD SHORT— (13.7)%
Consumer Discretionary — (7.4)%
1-800-Flowers.com, Cl A *		(32,400)	$ (299)
America’s Car-Mart *		(9,500)	(372)
Arctic Cat		(29,800)	(423)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Ascena Retail Group *	(376,100)	$ (3,061)
Ascent Capital Group, Cl A *	(18,100)	(420)
Beazer Homes USA *	(140,700)	(1,583)
Belmond, Cl A *	(9,300)	(104)
Boot Barn Holdings *	(6,500)	(80)
BorgWarner	(80,300)	(2,762)
Bridgepoint Education *	(10,500)	(76)
Carmax *	(46,100)	(2,718)
Cherokee *	(5,100)	(57)
Chipotle Mexican Grill, Cl A *	(7,220)	(2,987)
Christopher & Banks *	(13,848)	(21)
ClubCorp Holdings	(23,800)	(341)
Crocs *	(167,200)	(1,445)
Del Frisco’s Restaurant Group *	(11,500)	(173)
Delphi Automotive	(3,200)	(226)
Destination XL Group *	(10,900)	(50)
Dollar Tree *	(12,200)	(1,009)
EW Scripps, Cl A *	(54,500)	(926)
Federal-Mogul Holdings, Cl A *	(6,600)	(60)
Fiesta Restaurant Group *	(29,500)	(745)
Fox Factory Holding *	(21,100)	(438)
Fred’s, Cl A	(6,200)	(70)
Gentherm *	(16,800)	(554)
G-III Apparel Group *	(2,300)	(73)
Global Eagle Entertainment *	(21,300)	(177)
Groupon, Cl A *	(156,600)	(835)
H&R Block	(14,700)	(318)
Hanesbrands	(97,400)	(2,585)
Harley-Davidson	(87,500)	(4,611)
Harman International Industries	(3,800)	(322)
Houghton Mifflin Harcourt *	(59,400)	(948)
Kate Spade *	(72,000)	(1,343)
Kona Grill *	(21,100)	(280)
La Quinta Holdings *	(12,400)	(143)
Liberty Global, Cl A *	(27,100)	(858)
Liberty Global LiLAC *	(1,921)	(54)
Liberty Ventures, Ser A *	(105,700)	(4,074)
Madison Square Garden, Cl A *	—	—
Malibu Boats, Cl A *	(12,400)	(170)
Media General *	(43,700)	(772)
MGM Resorts International *	(1,700)	(41)
Modine Manufacturing *	(4,500)	(48)
Monro Muffler	(7,000)	(395)
Motorcar Parts & Accessories *	(34,200)	(972)
Nautilus *	(10,700)	(249)
NetFlix *	(47,900)	(4,668)
New Home *	(11,100)	(120)
Newell Brands	—	—
Penn National Gaming *	(94,200)	(1,336)
Ruby Tuesday *	(43,600)	(133)
Skechers U.S.A., Cl A *	(28,800)	(700)
Sotheby’s	(28,900)	(1,146)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Taylor Morrison Home, Cl A *	(32,400)	$ (572)
Time	(173,300)	(2,444)
TripAdvisor *	(32,600)	(1,988)
Tuesday Morning *	(33,500)	(224)
Vince Holding *	(18,200)	(128)
William Lyon Homes, Cl A *	(18,900)	(326)
Zagg *	(15,700)	(114)

		(54,167)

Financials — (0.6)%
Genworth Financial, Cl A *	(29,700)	(140)
Greenlight Capital Re, Cl A *	(27,300)	(586)
Home BancShares	(19,000)	(445)
Moody’s	(8,600)	(935)
OneMain Holdings, Cl A *	(4,500)	(140)
PHH *	(81,000)	(1,239)
Safeguard Scientifics *	(4,800)	(67)
TFS Financial	(39,500)	(717)
Yadkin Financial	(13,800)	(360)

		(4,629)

Industrials — (1.4)%
Acacia Research	(40,589)	(243)
Builders FirstSource *	(107,700)	(1,480)
CDI	(14,800)	(84)
Chart Industries *	(33,000)	(994)
DXP Enterprises *	(17,800)	(500)
Engility Holdings *	(8,500)	(255)
Joy Global	(9,100)	(248)
Kirby *	(2,700)	(141)
KLX *	(9,600)	(359)
Kratos Defense & Security Solutions *	(8,500)	(59)
LB Foster, Cl A	(14,900)	(179)
LMI Aerospace *	(3,700)	(28)
MRC Global *	(92,500)	(1,357)
Northwest Pipe *	(5,300)	(62)
NOW *	(79,400)	(1,639)
Sparton *	(3,400)	(78)
SPX *	(10,300)	(195)
Team *	(1,400)	(44)
Triumph Group	(45,500)	(1,450)
Twin Disc	(2,400)	(31)
Wesco Aircraft Holdings *	(32,400)	(445)
YRC Worldwide *	(21,500)	(249)

		(10,120)

Information Technology — (2.4)%
Apple	(9,300)	(987)
Applied Micro Circuits *	(84,100)	(587)
Applied Optoelectronics *	(5,800)	(98)
Bel Fuse, Cl B	(4,100)	(94)

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Black Box	(14,800)	$ (206)
Brocade Communications Systems	(1)	—
Cabot Microelectronics	(1,000)	(50)
Calix *	(26,200)	(195)
Cavium *	(57,400)	(3,196)
CUI Global *	(10,600)	(53)
Cypress Semiconductor	(330,800)	(3,946)
Daktronics	(5,200)	(50)
Electro Scientific Industries *	(10,700)	(60)
Exar *	(12,600)	(115)
Harmonic *	(49,000)	(213)
Immersion *	(54,000)	(391)
Infinera *	(261,500)	(2,244)
Lattice Semiconductor *	(225,300)	(1,386)
MA-COM Tech *	(8,900)	(367)
Microchip Technology	(1)	—
PDF Solutions *	(2,800)	(47)
Sonus Networks *	(29,400)	(253)
Synaptics *	(1,200)	(68)
Veeco Instruments *	(27,000)	(531)
ViaSat *	(12,900)	(968)
Western Digital	—	—
Zebra Technologies, Cl A *	(20,100)	(1,406)

		(17,511)

Materials — (1.8)%
Allegheny Technologies	(60,100)	(1,025)
Century Aluminum *	(364,900)	(2,292)
CF Industries Holdings	(64,100)	(1,666)
Coeur Mining *	(12,400)	(158)
Compass Minerals International	(15,000)	(1,118)
Deltic Timber	(1,700)	(120)
Freeport-McMoRan, Cl B	(118,300)	(1,217)
KapStone Paper and Packaging	(20,200)	(354)
LSB Industries *	(113,052)	(1,357)
Olin	(23,600)	(511)
Real Industry *	(13,300)	(91)
Rentech *	(7,700)	(28)
TimkenSteel	(119,600)	(1,178)
WestRock	(32,900)	(1,576)

		(12,691)

Real Estate — (0.1)%
Forestar Group *	(36,800)	(462)
Kennedy-Wilson Holdings	(15,600)	(344)

		(806)

Total Common Stock Sold Short (Proceeds $97,210) ($ Thousands)		(99,924)

Description	Market Value ($ Thousands)

Total Investments Sold Short — (13.7)% (Proceeds $97,210) ($ Thousands) @@	$ (99,924)

A list of the open futures contracts held by the Fund at August 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

Brent Crude	174	Sep-2016	$(260)
Brent Crude	53	Nov-2016	141
Coffee	(7)	Dec-2016	(5)
Copper	89	Dec-2016	(222)
Corn	711	Dec-2016	(604)
Cotton No. 2	61	Dec-2016	(77)
Cotton No. 2	55	Mar-2017	(21)
Crude Oil	(115)	Nov-2016	422
Crude Oil	185	Nov-2016	212
Crude Oil	108	Nov-2017	(287)
Euro-Bob	(75)	Sep-2016	(108)
Feeder Cattle	(42)	Oct-2016	(20)
Gold	160	Dec-2016	(626)
Heating Oil	152	Nov-2016	290
Lean Hogs	203	Oct-2016	273
Live Cattle	148	Oct-2016	(135)
LME Aluminum	155	Nov-2016	(138)
LME Nickel	118	Nov-2016	(728)
LME Nickel	(56)	Dec-2016	(412)
LME Zinc	111	Nov-2016	99
LME Zinc	(30)	Dec-2016	(377)
MSCI EAFE Index E-MINI	(123)	Sep-2016	(714)
Natural Gas	(128)	Nov-2016	(359)
Natural Gas	692	Nov-2016	666
Natural Gas	11	Jan-2017	14
RBOB Gasoline	92	Nov-2016	227
S&P 500 Index E-MINI	(102)	Sep-2016	(528)
SGX Iron Ore	(274)	Sep-2016	(105)
SGX Iron Ore	(106)	Oct-2016	10
Silver	74	Dec-2016	(505)
Soybean	68	Nov-2016	(605)
Soybean	63	Nov-2017	(82)
Soybean Meal	134	Dec-2016	(1,305)
Soybean Oil	201	Dec-2016	(26)
Sugar No. 11	223	Sep-2016	123
Sugar No. 11	222	May-2017	559
Sugar No. 11	(226)	Jul-2017	(544)
U.S. Ultra Bond	10	Dec-2016	18
U.S. 5-Year Treasury Note	60	Jan-2017	(17)
U.S. 10-Year Treasury Note	(117)	Dec-2016	(59)
Wheat	98	Dec-2016	(193)
Wheat	299	Dec-2016	(730)
Wheat	(94)	Mar-2017	229

			$(6,509)

For the period ended August 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Multi-Asset Real Return Fund (Continued)

A list of the open forwards foreign currency contracts held by the Fund at August 31, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)

9/2/16-1/4/17	BRL	16,468	USD	4,548	$(469)
9/8/16	CAD	6,564	USD	5,062	58
9/22/16	USD	1,694	INR	114,914	17
9/22/16	USD	2,801	CNY	18,629	(17)
9/22/16	SGD	3,831	USD	2,845	33
9/22/16	CNY	18,662	USD	2,775	(14)
9/23/16	GBP	106	USD	139	—
9/29/16	USD	2,783	MXN	52,119	(27)
10/6/16	USD	947	EUR	849	—
10/6/16	USD	2,841	TWD	89,602	(12)
10/6/16	EUR	4,618	USD	5,135	(15)
10/6/16	TWD	89,090	USD	2,813	—
10/21/16-12/11/16	JPY	2,167,493	USD	20,591	(421)
10/28/16	AUD	330	USD	255	7

					$(860)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at August 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(22,021)	$21,598	$(423)
BNP Paribas	(4,637)	4,655	18
Brown Brothers Harriman	(1,333)	1,340	7
Credit Suisse First Boston	(1,059)	1,031	(28)
Goldman Sachs	(1,530)	1,117	(413)
HSBC	(7,365)	7,338	(27)
JPMorgan Chase Bank	(7,622)	7,594	(28)
Morgan Stanley	(2,789)	2,775	(14)
Standard Chartered	(1,735)	1,728	(7)
UBS	(3,146)	3,169	23
USAllianz	(2,812)	2,844	32

			$(860)

For the period ended August 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2016, is as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Citibank, N.A.	3-Month NZD - BBR	2.47%	07/28/2026	$5,160	$29
Citibank, N.A.	2.05%	3-Month NZD - BBR	07/28/2018	47,860	(36)
Credit Suisse	3-Month USD - LIBOR	1.75%	10/31/2019	3,860	97
Morgan Stanley	2.63%	3-Month USD - LIBOR	11/10/2035	3,600	(625)
Morgan Stanley	3-Month USD - LIBOR	3.31%	05/06/2034	1,650	457
Morgan Stanley	0.96%	6-Month NOK - BBR	08/01/2026	49,660	20
Morgan Stanley	2.29%	3-Month USD - LIBOR	08/04/2025	1,833	(140)
Morgan Stanley	6-Month AUD - BBR	3.38%	06/09/2025	2,260	200
Morgan Stanley	2.49%	3-Month USD - LIBOR	06/09/2025	1,240	(118)
Morgan Stanley	2.31%	3-Month USD - LIBOR	05/18/2025	2,880	(237)
Morgan Stanley	1.99%	3-Month USD - LIBOR	04/21/2025	2,040	(113)
Morgan Stanley	6-Month AUD - BBR	2.97%	03/11/2025	3,610	224
Morgan Stanley	3-Month USD - LIBOR	2.69%	09/24/2024	2,470	278
Morgan Stanley	3-Month USD - LIBOR	2.67%	07/18/2024	1,710	173
Morgan Stanley	2.67%	3-Month USD - LIBOR	07/10/2024	2,130	(217)
Morgan Stanley	2.63%	3-Month USD - LIBOR	07/02/2024	3,360	(332)
Morgan Stanley	3-Month USD - LIBOR	2.63%	05/29/2024	1,630	165
Morgan Stanley	2.63%	3-Month USD - LIBOR	05/23/2024	4,050	(411)
Morgan Stanley	2.82%	3-Month USD - LIBOR	04/28/2024	2,770	(324)
Morgan Stanley	2.89%	3-Month USD - LIBOR	02/14/2024	1,780	(199)
Morgan Stanley	2.98%	3-Month USD - LIBOR	01/14/2024	1,990	(238)
Morgan Stanley	1.26%	3-Month USD - LIBOR	08/31/2021	7,710	(16)
Morgan Stanley	2.24%	3-Month USD - LIBOR	06/25/2021	1,680	(87)
Morgan Stanley	1.69%	3-Month USD - LIBOR	08/06/2020	7,270	(154)
Morgan Stanley	6-Month GBP - LIBOR	1.65%	06/05/2020	2,713	168
Morgan Stanley	1.57%	3-Month USD - LIBOR	04/01/2020	5,370	(111)
Morgan Stanley	6-Month NOK - BBR	1.13%	08/12/2018	36,780	3
Morgan Stanley	6-Month NOK - BBR	1.08%	08/11/2018	55,170	9
Morgan Stanley	1.01%	6-Month NOK - BBR	08/04/2018	12,870	4
Morgan Stanley	1.01%	6-Month NOK - NIBOR	05/19/2018	73,190	22
Morgan Stanley	0.95%	6-Month NOK - NIBOR	05/12/2018	220,160	91
Morgan Stanley	2.21%	3-Month AUD - BBR	04/27/2018	15,550	(116)
Morgan Stanley	1.92%	3-Month AUD - BBR	10/30/2017	15,030	(34)
Morgan Stanley	2.22%	3-Month AUD - BBR	06/09/2017	20,800	(73)
Morgan Stanley	0.81%	3-Month USD - LIBOR	05/18/2017	15,030	(20)

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Multi-Asset Real Return Fund (Continued)

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Morgan Stanley	2.14%	3-Month AUD - BBR	03/11/2017	$23,690	$(48)

					$(1,709)

A list of the open OTC swap agreements held by the Fund at August 31, 2016, is as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Barclays Bank PLC	1.10%	3 Month USD - LIBOR	02/21/2017	$500	$(1)
Credit Suisse	3-Month USD - LIBOR	2.09%	03/12/2022	250	14
Morgan Stanley	2.80%	3 Month USD - LIBOR	03/06/2042	330	(86)
Morgan Stanley	2.81%	3 Month USD - LIBOR	02/21/2042	450	(112)

					$(185)

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Bank of America	Societe Generale	SELL	3.00%	12/20/2017	$(200)	$6
Citibank	Advanced Micro Devices	BUY	5.00%	03/20/2019	300	(23)
Citibank	Sprint Communications	BUY	5.00%	06/20/2019	499	5
Citibank	Sprint Communications	BUY	5.00%	06/20/2019	571	6
Credit Suisse	CMBX-BBB-316311	SELL	3.00%	05/11/2063	(552)	(8)
Credit Suisse	CMBX-BBB-331911	SELL	3.00%	12/31/2049	(778)	(7)
Credit Suisse	CMBX-BBB-331915	SELL	3.00%	12/31/2049	(162)	(1)
Credit Suisse	CMBX-BBB-363753	SELL	3.00%	12/31/2049	(900)	(29)
Deutsche Bank	Anadarko Petroleum Corporation	SELL	1.00%	09/20/2017	(170)	2
Deutsche Bank	CMBX-BBB-364870	SELL	3.00%	12/31/2049	(29)	(1)

						$(50)

For the period ended August 31, 2016, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

As of August 31, 2016, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Value ($ Thousands)

$4,239	Barclays	0.41%	$4,239
7,178	Chase Securities	0.42%	7,178
5,139	Chase Securities	0.42%	5,139
6,090	Chase Securities	0.46%	6,090
18,799	HSBC Securities	0.53%	18,799
8,075	HSBC Securities	0.54%	8,075
42,322	HSBC Securities	0.54%	42,322
1,116	HSBC Securities	0.54%	1,116
4,165	HSBC Securities	0.54%	4,165
32,622	HSBC Securities	0.55%	32,622
3,120	HSBC Securities	0.57%	3,120
21,448	HSBC Securities	0.58%	21,448
19,113	Merrill Lynch	0.59%	19,113

			$173,426

Percentages are based on Net Assets of $729,328 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	The rate reported is the effective yield at time of purchase.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2016.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2016, the value of these securities amounted to $48,768 ($ Thousands), representing 6.7% of the net assets of the Fund.
(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on August 31, 2016. The coupon on a step bond changes on a specified date.
(E)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.
(F)	Security is in default on interest payment.
(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(H)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements and securities sold short.

@	At August 31, 2016, the tax basis cost of the Fund’s investments was $844,220 ($ Thousands), and the unrealized appreciation and depreciation were $29,030 ($ Thousands) and ($6,171) ($ Thousands), respectively.

@@	At August 31, 2016, the tax basis proceeds of the Fund’s investments was $97,210 ($ Thousands), and the unrealized appreciation and depreciation were $6,523 ($ Thousands) and ($9,237) ($ Thousands), respectively.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Multi-Asset Real Return Fund (Continued)

AUD — Australian Dollar

BBR — Australian Bank Bill Benchmark

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

CNY — China Renminbi

EAFE — Europe, Australasia and Far East

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

INR — Indian Rupee

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

N.A. — National Association

NIBOR — Norwegian Interbank Offered Rate

NOK — Norwegian Krone

NZD — New Zealand Dollar

OTC — Over the Counter

PLC — Public Limited Company

RBOB — Reformulated gasoline Blend-stock for Oxygen Blending

S&P— Standard & Poor’s

Ser — Series

SGD — Singapore Dollar

SGX — Singapore Exchange

TWD — Taiwanese Dollar

USD — United States Dollar

The following is a list of the level of inputs used as of August 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$–	$489,717	$–	$489,717
Common Stock	197,852	–	–	197,852
Mortgage-Backed Securities	–	56,551	–	56,551
Corporate Obligations	–	55,495	–	55,495
Asset-Backed Securities	–	25,506	–	25,506
Sovereign Debt	–	23,127	–	23,127
Foreign Bonds	–	14,637	–	14,637
Foreign Common Stock	4,194	–	–	4,194

Total Investments in Securities	$202,046	$665,033	$–	$867,079

Securities Sold Short	Level 1	Level 2	Level 3	Total

Common Stock	$(99,924)	$–	$–	$(99,924)

Total Securities Sold Short	$(99,924)	$–	$–	$(99,924)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$3,283	$—	$—	$3,283
Unrealized Depreciation	(9,792)	—	—	(9,792)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forwards Contracts *
Unrealized Appreciation	$—	$115	$—	$115
Unrealized Depreciation	—	(975)	—	(975)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	1,940	—	1,940
Unrealized Depreciation	—	(3,649)	—	(3,649)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	14	—	14
Unrealized Depreciation	—	(199)	—	(199)
Credit Default Swaps *
Unrealized Appreciation	—	19	—	19
Unrealized Depreciation	—	(69)	—	(69)
Reverse Repurchase Agreements	—	(173,426)	—	(173,426)

Total Other Financial Instruments	$(6,509)	$(176,230)	$—	$(182,739)

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended August 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2016, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2016

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2016

Multi-Asset Real Return Fund (Concluded)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2016, the Fund is the seller (“providing protection”) on a total notional amount of $2.8 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

MULTI-ASSET REAL RETURN FUND WRITTEN CREDIT DERIVATIVE CONTRACTS		SINGLE NAME CDS		CDS ON AN INDEX

REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total

Fair value of written credit derivatives	$10,085	$—	$(202,225)	$—	$(192,140)
Maximum potential amount of future payments	392,749	—	2,421,000	—	2,813,749
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

MULTI-ASSET REAL RETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total

Current credit spread* on underlying (in basis points)
0-100	$—	$—	$392,749	$—	$—	$392,749
101-200	—	—	—	—	—	—
> than 200	—	—	—	—	2,421,000	2,421,000

Total	$—	$—	$392,749	$—	$2,421,000	$2,813,749

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2016	17

Item 2.    Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under Act (17 CFR 270.30a-3(c))) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as amended as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO
Date: October 28, 2016

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: October 28, 2016